UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.9%
180,334		BorgWarner, Inc	$10,145,591
172,695	*	Delphi Automotive plc	16,385,301
96,965		Gentex Corp	2,296,131
67,932		Lear Corp	13,120,387
46,167		Thor Industries, Inc	6,309,182
36,511	*	Visteon Corp	4,749,351
		TOTAL AUTOMOBILES & COMPONENTS	53,005,943

BANKS - 0.3%
79,571		East West Bancorp, Inc	5,244,525
70,344	*	Western Alliance Bancorp	4,126,379
		TOTAL BANKS	9,370,904

CAPITAL GOODS - 10.7%
163,527		3M Co	40,963,513
102,669		Allison Transmission Holdings, Inc	4,542,076
4,524	*	Armstrong World Industries, Inc	283,655
148,896		Boeing Co	52,764,276
171,945		Caterpillar, Inc	27,989,207
14,508		Deere & Co	2,414,421
2,331		Equifax, Inc	291,212
96,277		Fortune Brands Home & Security, Inc	6,828,928
48,115		General Dynamics Corp	10,704,625
142,448		Graco, Inc	6,666,566
132,302	*	HD Supply Holdings, Inc	5,145,225
160,400		Honeywell International, Inc	25,611,068
20,518		Huntington Ingalls	4,873,846
127,347		Illinois Tool Works, Inc	22,116,353
12,147		Lincoln Electric Holdings, Inc	1,185,183
78,882		Lockheed Martin Corp	27,991,278
163,199		Masco Corp	7,288,467
50,509		Northrop Grumman Corp	17,199,830
34,084		Raytheon Co	7,121,511
89,804	*	Sensata Technologies Holding BV	5,051,475
31,688		Stanley Works	5,267,496
59,100		Toro Co	3,879,915
61,363	*	United Rentals, Inc	11,113,453
27,701		W.W. Grainger, Inc	7,469,852
		TOTAL CAPITAL GOODS	304,763,431

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
194,438	*	Copart, Inc	8,568,883
121,797		KAR Auction Services, Inc	6,642,808
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

86,878		Robert Half International, Inc	$5,028,499
38,170	*	Verisk Analytics, Inc	3,818,909
134,745		Waste Management, Inc	11,915,500
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	35,974,599

CONSUMER DURABLES & APPAREL - 3.2%
61,135		Carter’s, Inc	7,354,541
134,468		Hasbro, Inc	12,716,639
119,997		Leggett & Platt, Inc	5,581,061
154,296	*	Michael Kors Holdings Ltd	10,183,536
114,379		Nike, Inc (Class B)	7,802,935
2,191	*	NVR, Inc	6,963,371
59,839	e	Polaris Industries, Inc	6,762,405
250,821		Pulte Homes, Inc	7,983,632
178,587		Toll Brothers, Inc	8,318,582
69,560		Tupperware Corp	4,017,786
170,522		VF Corp	13,836,155
		TOTAL CONSUMER DURABLES & APPAREL	91,520,643

CONSUMER SERVICES - 2.5%
13,407		Choice Hotels International, Inc	1,101,385
66,872		Dunkin Brands Group, Inc	4,323,275
87,344		Extended Stay America, Inc	1,766,969
39,385		H&R Block, Inc	1,045,278
141,391		Las Vegas Sands Corp	10,960,630
107,387		McDonald’s Corp	18,378,211
17,189	*	ServiceMaster Global Holdings, Inc	906,204
125,438		Starbucks Corp	7,126,133
55,004		Wendy’s	889,965
116,352		Wyndham Worldwide Corp	14,442,774
101,545		Yum! Brands, Inc	8,589,691
		TOTAL CONSUMER SERVICES	69,530,515

DIVERSIFIED FINANCIALS - 4.0%
42,408		Ameriprise Financial, Inc	7,154,230
67,878		Charles Schwab Corp	3,620,613
15,201	*,e	Credit Acceptance Corp	5,011,922
15,289		Factset Research Systems, Inc	3,068,349
68,786		Federated Investors, Inc (Class B)	2,385,498
103,147		IntercontinentalExchange Group, Inc	7,616,374
84,490		Invesco Ltd	3,052,624
267,500		iShares Russell 1000 Growth Index Fund	38,530,700
72,652		Lazard Ltd (Class A)	4,255,228
58,158		Leucadia National Corp	1,574,337
63,237		LPL Financial Holdings, Inc	3,772,719
61,633		Moody’s Corp	9,971,603
58,746		MSCI, Inc (Class A)	8,179,206
64,019		SEI Investments Co	4,811,028
31,297		State Street Corp	3,447,990
67,921		T Rowe Price Group, Inc	7,582,021
		TOTAL DIVERSIFIED FINANCIALS	114,034,442
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

ENERGY - 0.4%
11,032		EOG Resources, Inc	$1,268,680
85,180		Halliburton Co	4,574,166
70,883		Oneok, Inc	4,172,173
24,581		Williams Cos, Inc	771,598
		TOTAL ENERGY	10,786,617

FOOD & STAPLES RETAILING - 0.6%
146,205		Kroger Co	4,438,784
62,245	*	Sprouts Farmers Market, Inc	1,738,503
163,611		Sysco Corp	10,286,223
		TOTAL FOOD & STAPLES RETAILING	16,463,510

FOOD, BEVERAGE & TOBACCO - 3.4%
252,369		Altria Group, Inc	17,751,635
39,521		Campbell Soup Co	1,839,703
376,852		Coca-Cola Co	17,934,387
37,452		Costco Wholesale Corp	7,298,271
96,109		Hershey Co	10,603,706
124,409		Kellogg Co	8,473,497
245,785		PepsiCo, Inc	29,567,936
98,842	e	Pilgrim’s Pride Corp	2,744,842
		TOTAL FOOD, BEVERAGE & TOBACCO	96,213,977

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
145,808		AmerisourceBergen Corp	14,532,683
150,062		Baxter International, Inc	10,808,966
16,725		Becton Dickinson & Co	4,063,171
96,566	*	Centene Corp	10,355,738
122,929	*	Cerner Corp	8,498,082
94,069		Cigna Corp	19,599,276
135,832	*	Express Scripts Holding Co	10,755,178
68,318		Humana, Inc	19,254,062
1,319	*	Intuitive Surgical, Inc	569,373
9,107		Stryker Corp	1,497,009
243,349		UnitedHealth Group, Inc	57,620,176
35,809	*	WellCare Health Plans, Inc	7,533,497
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	165,087,211

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
115,199	*	Herbalife Ltd	9,560,365
62,949		Nu Skin Enterprises, Inc (Class A)	4,522,256
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,082,621

INSURANCE - 1.2%
126,701		Allstate Corp	12,514,258
80,146		Assurant, Inc	7,331,756
39,327		Marsh & McLennan Cos, Inc	3,284,591
215,699		Progressive Corp	11,669,316
		TOTAL INSURANCE	34,799,921

MATERIALS - 3.0%
22,611		Aptargroup, Inc	1,976,654
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

62,733		Avery Dennison Corp	$7,696,085
116,298	*	Berry Plastics Group, Inc	6,883,679
98,749		DowDuPont, Inc	7,463,449
190,588	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	3,716,466
235,908		Huntsman Corp	8,155,340
123,388		LyondellBasell Industries AF S.C.A	14,786,818
7,676		Monsanto Co	934,937
4,319		NewMarket Corp	1,717,191
299,719	*	Owens-Illinois, Inc	6,959,475
103,180		Packaging Corp of America	12,962,503
41,704		Scotts Miracle-Gro Co (Class A)	3,764,620
24,704		Sealed Air Corp	1,169,734
76,481		Silgan Holdings, Inc	2,286,017
53,367		Westlake Chemical Corp	6,009,124
		TOTAL MATERIALS	86,482,092

MEDIA - 2.4%
680,735		Comcast Corp (Class A)	28,951,660
251,802	*	Live Nation, Inc	11,346,198
107,146		Omnicom Group, Inc	8,212,741
58,138		Scripps Networks Interactive (Class A)	5,115,563
143,078		Walt Disney Co	15,548,286
		TOTAL MEDIA	69,174,448

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
352,503		AbbVie, Inc	39,557,887
24,902	*	Alexion Pharmaceuticals, Inc	2,971,307
72,674		Amgen, Inc	13,520,998
47,973	*	Biogen Idec, Inc	16,685,489
34,831		Bristol-Myers Squibb Co	2,180,420
124,826	*	Celgene Corp	12,627,398
60,586	*	Charles River Laboratories International, Inc	6,388,188
199,793		Eli Lilly & Co	16,273,140
226,454		Gilead Sciences, Inc	18,976,845
97,984		Johnson & Johnson	13,540,409
3,556	*	Regeneron Pharmaceuticals, Inc	1,303,807
68,779	*	Vertex Pharmaceuticals, Inc	11,477,152
42,277	*	Waters Corp	9,115,344
133,567		Zoetis, Inc	10,248,596
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	174,866,980

REAL ESTATE - 1.5%
40,179		American Tower Corp	5,934,438
87,319	*	CBRE Group, Inc	3,989,605
23,914		Coresite Realty	2,590,364
22,127		Crown Castle International Corp	2,495,262
1,448		Equinix, Inc	659,115
18,737		Equity Lifestyle Properties, Inc	1,617,378
106,921		Extra Space Storage, Inc	8,925,765
89,294		Outfront Media, Inc	2,000,186
78,983		Simon Property Group, Inc	12,903,453
		TOTAL REAL ESTATE	41,115,566
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

RETAILING - 9.4%
77,327	*	Amazon.com, Inc	$112,192,971
3,284	*	AutoZone, Inc	2,513,705
68,858	*	Dollar Tree, Inc	7,918,670
14,429		Expedia, Inc	1,847,056
85,398		Gap, Inc	2,838,630
269,307		Home Depot, Inc	54,103,776
37,105	*	Liberty Interactive Corp	1,042,279
57,456	*	LKQ Corp	2,414,876
198,937		Lowe’s Companies, Inc	20,834,672
65,877	*	NetFlix, Inc	17,806,553
79,837		Nordstrom, Inc	3,936,763
1,484	*	O’Reilly Automotive, Inc	392,800
9,213	*	Priceline.com, Inc	17,615,717
110,137		Ross Stores, Inc	9,074,187
67,087		TJX Companies, Inc	5,388,428
59,645		Tractor Supply Co	4,547,931
54,078	e	Williams-Sonoma, Inc	2,770,416
		TOTAL RETAILING	267,239,430

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
376,270		Applied Materials, Inc	20,179,360
72,710		Broadcom Ltd	18,034,261
118,738		Kla-Tencor Corp	13,037,432
19,201		Lam Research Corp	3,677,375
161,396		Maxim Integrated Products, Inc	9,845,156
227,550	*	Micron Technology, Inc	9,948,486
128,809		NVIDIA Corp	31,661,252
198,667	*	ON Semiconductor Corp	4,915,022
128,980		Skyworks Solutions, Inc	12,538,146
59,502		Teradyne, Inc	2,727,572
303,134		Texas Instruments, Inc	33,244,706
28,271		Versum Materials, Inc	1,040,373
11,658		Xilinx, Inc	851,267
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	161,700,408

SOFTWARE & SERVICES - 24.9%
157,949		Accenture plc	25,382,404
4,681		Activision Blizzard, Inc	347,003
86,416	*	Adobe Systems, Inc	17,262,460
47,604		Alliance Data Systems Corp	12,218,043
58,935	*	Alphabet, Inc (Class A)	69,674,136
59,873	*	Alphabet, Inc (Class C)	70,047,818
68,687		Automatic Data Processing, Inc	8,491,774
43,227	*	Black Knight, Inc	2,139,736
173,163		Booz Allen Hamilton Holding Co	6,784,526
218,582	*	Cadence Design Systems, Inc	9,805,589
24,548	*	Citrix Systems, Inc	2,277,072
82,699		Cognizant Technology Solutions Corp (Class A)	6,448,868
10,249	*	Dell Technologies, Inc-VMware Inc	734,853
94,354	*	Electronic Arts, Inc	11,979,184
72,244	*	Euronet Worldwide, Inc	6,781,544
483,047	*	Facebook, Inc	90,276,654
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

44,333	*	Fiserv, Inc	$6,243,860
4,484	*	FleetCor Technologies, Inc	952,850
109,017		Genpact Ltd	3,700,037
4,904		Global Payments, Inc	548,169
54,368	*	GoDaddy, Inc	3,002,745
185,465		International Business Machines Corp	30,360,620
115,553		Intuit, Inc	19,401,349
18,612	*	Manhattan Associates, Inc	983,086
176,585		MasterCard, Inc (Class A)	29,842,865
1,656,924		Microsoft Corp	157,424,349
30,602		Paychex, Inc	2,088,586
128,546	*	PayPal Holdings, Inc	10,967,545
108,904	*	Red Hat, Inc	14,307,807
159,377		Sabre Corp	3,310,260
113,227	*	salesforce.com, Inc	12,897,688
35,935		Switch, Inc	582,866
12,405		Total System Services, Inc	1,102,308
109,085	*,e	VeriSign, Inc	12,536,048
415,200		Visa, Inc (Class A)	51,580,296
225,025		Western Union Co	4,678,270
		TOTAL SOFTWARE & SERVICES	707,163,268

TECHNOLOGY HARDWARE & EQUIPMENT - 8.9%
153,698		Amphenol Corp (Class A)	14,258,563
1,112,043		Apple, Inc	186,189,360
22,214	*	Arista Networks, Inc	6,127,065
154,267		CDW Corp	11,537,629
79,384	*	F5 Networks, Inc	11,474,163
87,858		Motorola, Inc	8,738,357
102,886	*	NCR Corp	3,859,254
93,319		NetApp, Inc	5,739,119
33,553	*	Zebra Technologies Corp (Class A)	4,132,387
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	252,055,897

TELECOMMUNICATION SERVICES - 0.4%
232,456		Verizon Communications, Inc	12,568,896
		TOTAL TELECOMMUNICATION SERVICES	12,568,896

TRANSPORTATION - 1.5%
8,675		American Airlines Group, Inc	471,226
24,630		Copa Holdings S.A. (Class A)	3,407,068
20,134		FedEx Corp	5,284,772
84,640		Southwest Airlines Co	5,146,112
142,107		Union Pacific Corp	18,971,284
64,877		United Parcel Service, Inc (Class B)	8,260,140
		TOTAL TRANSPORTATION	41,540,602

		TOTAL COMMON STOCKS	2,829,541,921
		(Cost $1,829,962,832)
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 0.4%
$11,500,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	$11,500,000
		TOTAL GOVERNMENT AGENCY DEBT			11,500,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
24,201,881	c	State Street Navigator Securities Lending Government Money Market Portfolio			24,201,881
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			24,201,881

		TOTAL SHORT-TERM INVESTMENTS			35,701,881
		(Cost $35,701,881)
		TOTAL INVESTMENTS - 101.0%			2,865,243,802
		(Cost $1,865,664,713)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(27,615,602)
		NET ASSETS - 100.0%			$2,837,628,200

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,332,178.
7

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 2.0%
177,965		BorgWarner, Inc	$10,012,311
304,627		Ford Motor Co	3,341,758
500,708		General Motors Co	21,235,026
152,976	e	Harley-Davidson, Inc	7,413,217
58,981		Lear Corp	11,391,591
		TOTAL AUTOMOBILES & COMPONENTS	53,393,903

BANKS - 13.6%
2,028,486		Bank of America Corp	64,911,552
155,730		BB&T Corp	8,594,739
661,080		Citigroup, Inc	51,881,559
317,549		Citizens Financial Group, Inc	14,575,499
6,881		Comerica, Inc	655,209
340,961		Fifth Third Bancorp	11,285,809
788,499		JPMorgan Chase & Co	91,205,679
93,135		Keycorp	1,993,089
56,867		PacWest Bancorp	2,981,537
67,715		PNC Financial Services Group, Inc	10,700,324
12,022		Popular, Inc	488,574
377,979		Regions Financial Corp	7,268,536
251,444		SunTrust Banks, Inc	17,777,091
40,159		TFS Financial Corp	587,124
307,860		US Bancorp	17,591,120
804,365		Wells Fargo & Co	52,911,130
51,587		Zions Bancorporation	2,787,246
		TOTAL BANKS	358,195,817

CAPITAL GOODS - 5.1%
34,662		Carlisle Cos, Inc	3,958,747
64,466		Cummins, Inc	12,119,608
27,655		Eaton Corp	2,322,190
30,784		General Dynamics Corp	6,848,824
875,923		General Electric Co	14,163,675
77,231		Honeywell International, Inc	12,331,474
34,780		Huntington Ingalls	8,261,641
27,488		Jacobs Engineering Group, Inc	1,909,317
15,342		L3 Technologies, Inc	3,259,561
5,004		Lockheed Martin Corp	1,775,670
125,859		Masco Corp	5,620,863
56,689		Oshkosh Truck Corp	5,142,826
132,009		Owens Corning, Inc	12,272,877
11,633		Raytheon Co	2,430,599
16,151		Snap-On, Inc	2,766,828
126,865		Spirit Aerosystems Holdings, Inc (Class A)	12,985,901
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

123,239		Terex Corp	$5,794,698
79,923		United Technologies Corp	11,030,173
39,226		W.W. Grainger, Inc	10,577,683
		TOTAL CAPITAL GOODS	135,573,155

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
42,440		Manpower, Inc	5,576,192
140,552		Nielsen NV	5,258,050
79,154		Republic Services, Inc	5,445,795
105,308		Waste Management, Inc	9,312,387
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	25,592,424

CONSUMER DURABLES & APPAREL - 0.6%
115,532	*	Michael Kors Holdings Ltd	7,625,112
118,376		Pulte Homes, Inc	3,767,908
128,450		Toll Brothers, Inc	5,983,201
		TOTAL CONSUMER DURABLES & APPAREL	17,376,221

CONSUMER SERVICES - 1.6%
195,353		Carnival Corp	13,989,228
72,543		Extended Stay America, Inc	1,467,545
413,486		H&R Block, Inc	10,973,918
46,100		International Game Technology plc	1,340,127
113,068		Royal Caribbean Cruises Ltd	15,100,232
		TOTAL CONSUMER SERVICES	42,871,050

DIVERSIFIED FINANCIALS - 8.0%
22,551		Affiliated Managers Group, Inc	4,501,856
32,486		AGNC Investment Corp	610,412
413,420		Ally Financial, Inc	12,307,513
171,284		American Express Co	17,025,630
17,868		Ameriprise Financial, Inc	3,014,332
166,410		Annaly Capital Management, Inc	1,753,961
167,544		Bank of New York Mellon Corp	9,499,745
199,705		BGC Partners, Inc (Class A)	2,857,779
13,870		BlackRock, Inc	7,792,166
187,342		Capital One Financial Corp	19,476,074
33,530		CME Group, Inc	5,146,184
21,546	*,e	Credit Acceptance Corp	7,103,932
204,180		Discover Financial Services	16,293,564
21,059	*	E*TRADE Financial Corp	1,109,809
47,226		Goldman Sachs Group, Inc	12,651,373
9,314		Invesco Ltd	336,515
278,000		iShares Russell 1000 Value Index Fund	35,873,120
121,815		Lazard Ltd (Class A)	7,134,704
73,009		Legg Mason, Inc	3,111,644
307,053		Morgan Stanley	17,363,847
9,491		New Residential Investment Corp	164,099
8,839		Northern Trust Corp	931,542
26,725	*	OneMain Holdings, Inc	874,175
51,023		Starwood Property Trust, Inc	1,040,359
53,727		State Street Corp	5,919,104
409,519		Synchrony Financial	16,249,714
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,435		T Rowe Price Group, Inc	$1,053,229
		TOTAL DIVERSIFIED FINANCIALS	211,196,382

ENERGY - 10.3%
70,640		Anadarko Petroleum Corp	4,241,932
40,023		Andeavor	4,328,888
55,428	*	Antero Resources Corp	1,076,966
129,205		Apache Corp	5,797,428
50,264		Baker Hughes a GE Co	1,615,988
36,911	*	Centennial Resource Development, Inc	753,354
381,429		Chevron Corp	47,812,125
6,314		Cimarex Energy Co	708,431
33,263	*	Concho Resources, Inc	5,236,927
253,701		ConocoPhillips	14,920,156
91,689	*	Devon Energy Corp	3,793,174
5,232	*	Diamondback Energy, Inc	656,616
19,286	*	Energen Corp	1,007,308
102,448		EOG Resources, Inc	11,781,520
33,858		EQT Corp	1,838,151
858,541		Exxon Mobil Corp	74,950,629
76,380	*	Gulfport Energy Corp	776,785
32,068		Halliburton Co	1,722,052
11,097		Hess Corp	560,509
82,568		HollyFrontier Corp	3,959,961
377,212		Kinder Morgan, Inc	6,782,272
96,013		Marathon Oil Corp	1,746,476
134,295		Marathon Petroleum Corp	9,302,615
39,144		Murphy Oil Corp	1,256,522
19,745		Noble Energy, Inc	602,617
160,322		Occidental Petroleum Corp	12,019,340
103,733		PBF Energy, Inc	3,353,688
92,636		Phillips 66	9,485,926
21,148		Pioneer Natural Resources Co	3,868,181
272,714		Schlumberger Ltd	20,066,296
114,418		Valero Energy Corp	10,980,695
140,805		Williams Cos, Inc	4,419,869
13,281		World Fuel Services Corp	370,407
		TOTAL ENERGY	271,793,804

FOOD & STAPLES RETAILING - 3.6%
331,078		CVS Health Corp	26,052,528
420,677		Kroger Co	12,771,754
114,482	*	US Foods Holding Corp	3,678,306
176,379		Walgreens Boots Alliance, Inc	13,274,284
364,867		Wal-Mart Stores, Inc	38,894,822
		TOTAL FOOD & STAPLES RETAILING	94,671,694

FOOD, BEVERAGE & TOBACCO - 3.2%
109,829		Archer Daniels Midland Co	4,717,155
61,992		Campbell Soup Co	2,885,728
11,297		Coca-Cola Co	537,624
147,340		ConAgra Foods, Inc	5,598,920
28,047		Flowers Foods, Inc	550,002
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

210,917		General Mills, Inc	$12,336,535
33,585		Ingredion, Inc	4,824,149
34,383		Molson Coors Brewing Co (Class B)	2,888,860
93,519		Mondelez International, Inc	4,152,244
58,678		PepsiCo, Inc	7,058,963
195,603		Philip Morris International, Inc	20,974,510
91,266		Pilgrim’s Pride Corp	2,534,457
190,186		Tyson Foods, Inc (Class A)	14,475,056
		TOTAL FOOD, BEVERAGE & TOBACCO	83,534,203

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
188,652		Abbott Laboratories	11,726,608
92,815		Anthem, Inc	23,004,198
81,467	*	Centene Corp	8,736,521
110,830		Danaher Corp	11,224,862
162,882	*	DaVita, Inc	12,711,311
235,291	*	Express Scripts Holding Co	18,630,341
28,997		Humana, Inc	8,172,225
14,634	*	Laboratory Corp of America Holdings	2,553,633
8,012		McKesson Corp	1,353,067
142,249		Medtronic plc	12,217,767
14,741		Patterson Cos, Inc	529,054
47,379	*	Premier, Inc	1,537,449
27,368		Quest Diagnostics, Inc	2,896,082
26,256	*	WellCare Health Plans, Inc	5,523,737
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	120,816,855

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
3,836		Clorox Co	543,523
134,292		Colgate-Palmolive Co	9,969,838
31,770		Kimberly-Clark Corp	3,717,090
484,703		Procter & Gamble Co	41,849,257
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	56,079,708

INSURANCE - 8.6%
166,672		Aflac, Inc	14,700,470
160,944		Allstate Corp	15,896,439
44,951		American Financial Group, Inc	5,094,746
73,492		American International Group, Inc	4,697,609
33,777		Assurant, Inc	3,089,920
60,658		Assured Guaranty Ltd	2,158,818
176,452	*	Athene Holding Ltd	8,850,832
341,835	*	Berkshire Hathaway, Inc (Class B)	73,282,587
31,387		Chubb Ltd	4,901,080
21,230		CNA Financial Corp	1,149,817
154,590		First American Financial Corp	9,131,631
36,269		FNF Group	1,413,766
167,490		Lincoln National Corp	13,868,172
230,172		Metlife, Inc	11,064,368
168,153		Old Republic International Corp	3,613,608
197,258		Principal Financial Group	13,334,641
43,743		Prudential Financial, Inc	5,197,543
54,659		Reinsurance Group of America, Inc (Class A)	8,562,333
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,136		Torchmark Corp	$648,306
105,883		Travelers Cos, Inc	15,873,979
219,390		UnumProvident Corp	11,669,354
		TOTAL INSURANCE	228,200,019

MATERIALS - 3.8%
42,875		Air Products & Chemicals, Inc	7,218,864
45,955		Avery Dennison Corp	5,637,759
19,568		Cabot Corp	1,323,580
65,301		Domtar Corp	3,353,859
119,166		DowDuPont, Inc	9,006,566
51,840		Eastman Chemical Co	5,141,491
345,542	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	6,738,069
653,076		Graphic Packaging Holding Co	10,547,177
192,979		Huntsman Corp	6,671,284
126,882		LyondellBasell Industries AF S.C.A	15,205,539
3,091		NewMarket Corp	1,228,951
107,068		Newmont Mining Corp	4,337,325
214,249	*	Owens-Illinois, Inc	4,974,862
171,226		Sealed Air Corp	8,107,551
63,475		Steel Dynamics, Inc	2,881,765
102,512		United States Steel Corp	3,834,974
18,079		Westlake Chemical Corp	2,035,695
15,995		WestRock Co	1,065,747
		TOTAL MATERIALS	99,311,058

MEDIA - 1.6%
32,677		Cinemark Holdings, Inc	1,202,514
131,440		Comcast Corp (Class A)	5,590,143
15,674	*,e	Discovery Communications, Inc (Class A)	392,947
39,333		John Wiley & Sons, Inc (Class A)	2,493,712
15,475	*	Liberty SiriusXM Group (Class A)	696,530
14,652	*	Liberty SiriusXM Group (Class C)	656,556
39,461		News Corp (Class B)	688,595
54,667		Time Warner, Inc	5,212,498
136,840		Twenty-First Century Fox, Inc	5,049,396
47,222		Twenty-First Century Fox, Inc (Class B)	1,723,131
169,505		Walt Disney Co	18,420,108
		TOTAL MEDIA	42,126,130

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
16,430		Allergan plc	2,961,672
125,193		Amgen, Inc	23,292,158
9,945	*	Biogen Idec, Inc	3,458,970
209,011		Bristol-Myers Squibb Co	13,084,089
125,541		Gilead Sciences, Inc	10,520,336
476,086		Johnson & Johnson	65,790,324
1,239,721		Pfizer, Inc	45,919,266
364,493		Schering-Plough Corp	21,596,210
8,559	*	United Therapeutics Corp	1,104,111
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	187,727,136
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 3.5%

14,946		American Campus Communities, Inc	$574,823
39,811		American Homes 4 Rent	827,671
30,541		Apartment Investment & Management Co (Class A)	1,277,835
26,964		AvalonBay Communities, Inc	4,594,666
26,205		Boston Properties, Inc	3,241,820
126,354		Brandywine Realty Trust	2,266,791
151,231		Brixmor Property Group, Inc	2,454,479
16,861		Camden Property Trust	1,459,488
19,800		Corporate Office Properties Trust	540,540
102,561		CubeSmart	2,823,504
42,995		DCT Industrial Trust, Inc	2,544,874
9,643		Digital Realty Trust, Inc	1,079,534
63,030		Douglas Emmett, Inc	2,437,370
46,912		Empire State Realty Trust, Inc	917,130
9,846		Entertainment Properties Trust	581,505
69,823		Equity Residential	4,301,795
12,807		Essex Property Trust, Inc	2,983,775
23,396		Extra Space Storage, Inc	1,953,098
8,777		Federal Realty Investment Trust	1,060,262
106,919		Forest City Realty Trust, Inc	2,509,389
28,947		Gaming and Leisure Properties, Inc	1,054,829
39,978		Healthcare Trust of America, Inc	1,103,792
43,856		Hospitality Properties Trust	1,245,949
399,308		Host Marriott Corp	8,289,634
22,145		Invitation Homes, Inc	498,041
19,196		Kilroy Realty Corp	1,369,059
109,396		Kimco Realty Corp	1,740,490
49,331		Lamar Advertising Co	3,551,832
22,180		Mid-America Apartment Communities, Inc	2,115,307
20,248		Outfront Media, Inc	453,555
41,231		Paramount Group, Inc	619,702
28,699		Park Hotels & Resorts, Inc	829,688
43,190		Piedmont Office Realty Trust, Inc	843,069
118,380		Prologis, Inc	7,707,722
122,626		Retail Properties of America, Inc	1,477,643
15,635		Simon Property Group, Inc	2,554,290
14,024		Sun Communities, Inc	1,245,892
209,934		Tanger Factory Outlet Centers, Inc	5,286,138
68,892		UDR, Inc	2,516,625
70,969		Ventas, Inc	3,972,135
27,871		Vornado Realty Trust	1,997,793
8,631		WP Carey, Inc	559,375
		TOTAL REAL ESTATE	91,462,909

RETAILING - 2.2%
7,530	*	AutoZone, Inc	5,763,763
85,785		Bed Bath & Beyond, Inc	1,979,918
88,049		Best Buy Co, Inc	6,432,860
92,477		Dick’s Sporting Goods, Inc	2,909,326
20,620		Dollar General Corp	2,126,334
75,817		Foot Locker, Inc	3,726,406
89,161	e	GameStop Corp (Class A)	1,498,796
7,775		Gap, Inc	258,441
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

72,633		Kohl’s Corp	$4,704,439
15,005		L Brands, Inc	751,601
47,581	*	Liberty Interactive Corp	1,336,550
158,200		Macy’s, Inc	4,105,290
109,124	*	Michaels Cos, Inc	2,932,162
185,962		Target Corp	13,988,062
86,896	*	Urban Outfitters, Inc	2,964,023
37,668	e	Williams-Sonoma, Inc	1,929,732
		TOTAL RETAILING	57,407,703

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
52,236	*	First Solar, Inc	3,508,692
1,161,103		Intel Corp	55,895,498
226,963		Marvell Technology Group Ltd	5,295,047
111,323	*	Micron Technology, Inc	4,867,042
26,841	*	Microsemi Corp	1,658,505
144,051	*	ON Semiconductor Corp	3,563,822
217,850		QUALCOMM, INC	14,868,262
231,881		Teradyne, Inc	10,629,425
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	100,286,293

SOFTWARE & SERVICES - 2.4%
65,552		Amdocs Ltd	4,483,757
262,248	*	eBay, Inc	10,642,024
39,371	*	First American Corp	1,864,610
69,534		International Business Machines Corp	11,382,716
52,951		LogMeIn, Inc	6,661,236
428,590		Oracle Corp	22,110,958
136,054		Sabre Corp	2,825,841
86,852	*	Teradata Corp	3,517,506
22,107	*	Twitter, Inc	570,582
		TOTAL SOFTWARE & SERVICES	64,059,230

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
1,254,211		Cisco Systems, Inc	52,099,925
6,210		Corning, Inc	193,876
360,246		HP, Inc	8,400,937
306,430		Juniper Networks, Inc	8,013,144
100,473		Motorola, Inc	9,993,045
176,720		NetApp, Inc	10,868,280
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	89,569,207

TELECOMMUNICATION SERVICES - 2.0%
983,065		AT&T, Inc	36,815,784
311,920		Verizon Communications, Inc	16,865,515
		TOTAL TELECOMMUNICATION SERVICES	53,681,299

TRANSPORTATION - 1.0%
15,764		American Airlines Group, Inc	856,301
54,763		Copa Holdings S.A. (Class A)	7,575,366
101,356		Delta Air Lines, Inc	5,753,980
23,041		Norfolk Southern Corp	3,476,426
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES	COMPANY	VALUE

98,438	Ryder System, Inc	$8,567,059
	TOTAL TRANSPORTATION	26,229,132

UTILITIES - 4.6%
470,023	AES Corp	5,433,466
48,256	Ameren Corp	2,732,737
133,646	American Electric Power Co, Inc	9,192,172
35,701	American Water Works Co, Inc	2,969,252
86,409	Centerpoint Energy, Inc	2,435,006
55,647	CMS Energy Corp	2,490,203
62,225	Consolidated Edison, Inc	5,000,401
1,624	Dominion Resources, Inc	124,139
35,051	DTE Energy Co	3,702,788
140,606	Duke Energy Corp	11,037,571
63,570	Edison International	3,975,032
35,983	Entergy Corp	2,831,502
63,185	Eversource Energy	3,986,342
38,516	Exelon Corp	1,483,251
171,378	FirstEnergy Corp	5,638,336
10,408	National Fuel Gas Co	580,246
110,054	NextEra Energy, Inc	17,434,755
39,955	OGE Energy Corp	1,286,551
159,353	PG&E Corp	6,761,348
22,269	Pinnacle West Capital Corp	1,780,407
141,306	PPL Corp	4,503,422
93,960	Public Service Enterprise Group, Inc	4,873,705
26,377	SCANA Corp	1,071,961
199,576	Southern Co	9,002,873
63,252	WEC Energy Group, Inc	4,067,104
28,237	Westar Energy, Inc	1,458,723
101,827	Xcel Energy, Inc	4,647,384
	TOTAL UTILITIES	120,500,677

	TOTAL COMMON STOCKS	2,631,656,009
	(Cost $2,040,456,255)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.1%
$3,550,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	3,550,000
		TOTAL GOVERNMENT AGENCY DEBT			3,550,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
19,698,909	c	State Street Navigator Securities Lending Government Money Market Portfolio			19,698,909
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			19,698,909

		TOTAL SHORT-TERM INVESTMENTS			23,248,909
		(Cost $23,248,909)
15

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

VALUE

TOTAL INVESTMENTS - 100.6%	$2,654,904,918
(Cost $2,063,705,164)
OTHER ASSETS & LIABILITIES, NET - (0.6)%	(15,413,852)
NET ASSETS - 100.0%	$2,639,491,066

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,155,018.
16

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.5%
234,951	*	Delphi Automotive plc	$22,292,151
244,511	*	Delphi Technologies plc	13,504,342
		TOTAL AUTOMOBILES & COMPONENTS	35,796,493

BANKS - 8.8%
3,737,045		Banca Intesa S.p.A.	14,683,358
4,447,412		Bank of America Corp	142,317,184
1,234,815		Citigroup, Inc	96,908,281
951,327		Citizens Financial Group, Inc	43,665,909
468,917		Comerica, Inc	44,650,277
1,764,114		Huntington Bancshares, Inc	28,543,365
2,127,483		ING Groep NV	41,773,674
1,405,198		JPMorgan Chase & Co	162,539,253
453,806	*	MGIC Investment Corp	6,725,405
331,511	n	PNC Financial Services Group, Inc	52,385,368
		TOTAL BANKS	634,192,074

CAPITAL GOODS - 8.9%
85,704		3M Co	21,468,852
475,594		Assa Abloy AB	10,542,306
187,207		Boeing Co	66,340,544
484,574	n	Caterpillar, Inc	78,878,956
2,007,022	e	CNH Industrial NV (NYSE)	29,503,224
132,803		Deere & Co	22,101,075
250,072		Fortive Corp	19,010,474
555,345	*	Gardner Denver Holdings, Inc	19,203,830
1,313,189	n	General Electric Co	21,234,266
555,715	n	Honeywell International, Inc	88,731,014
322,754		ITT, Inc	18,074,224
608,956	n	Kennametal, Inc	29,704,874
132,916	n	Northrop Grumman Corp	45,261,885
283,402	n	Parker-Hannifin Corp	57,082,831
239,073		Raytheon Co	49,951,913
151,542	n	Rockwell Automation, Inc	29,897,721
113,549		Schneider Electric S.A.	10,639,231
131,429	*,n	WABCO Holdings, Inc	20,291,323
		TOTAL CAPITAL GOODS	637,918,543

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
587,910		Waste Management, Inc	51,988,881
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	51,988,881
17

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 2.5%
198,182	n	Hasbro, Inc	$18,742,072
129,081	*,n	Mohawk Industries, Inc	36,279,506
243,060	n	PVH Corp	37,693,745
451,497		Sony Corp	21,654,278
662,013	*,g	Spin Master Corp	28,541,910
761,239		Tapestry, Inc	35,808,682
		TOTAL CONSUMER DURABLES & APPAREL	178,720,193

CONSUMER SERVICES - 1.1%
396,668		Boyd Gaming Corp	15,656,486
548,720		Carnival Corp	39,293,839
227,575	*	Dave & Buster’s Entertainment, Inc	10,696,025
185,848	n	Las Vegas Sands Corp	14,406,937
		TOTAL CONSUMER SERVICES	80,053,287

DIVERSIFIED FINANCIALS - 2.4%
661,280		Blackstone Group LP	24,169,784
307,981		CME Group, Inc	47,268,924
1,217,001		Morgan Stanley	68,821,406
580,182		Voya Financial, Inc	30,117,248
		TOTAL DIVERSIFIED FINANCIALS	170,377,362

ENERGY - 6.4%
824,765	n	Chevron Corp	103,384,293
320,043	*	Concho Resources, Inc	50,387,570
961,604	*	Continental Resources, Inc	53,397,870
380,639		Delek US Holdings, Inc	13,280,495
336,422	*	Diamondback Energy, Inc	42,220,961
628,767		EOG Resources, Inc	72,308,205
830,249		Halliburton Co	44,584,371
923,752	*	Parsley Energy, Inc	21,800,547
730,685	*	RSP Permian, Inc	28,993,581
1,941,703	*	WPX Energy, Inc	28,601,285
		TOTAL ENERGY	458,959,178

FOOD & STAPLES RETAILING - 0.7%
483,466	n	Wal-Mart Stores, Inc	51,537,476
		TOTAL FOOD & STAPLES RETAILING	51,537,476

FOOD, BEVERAGE & TOBACCO - 6.7%
1,275,688		Coca-Cola Co	60,709,992
792,823		Coca-Cola European Partners plc (Class A)	31,839,772
727,117		ConAgra Foods, Inc	27,630,446
136,273	n	Constellation Brands, Inc (Class A)	29,907,835
243,700		Costco Wholesale Corp	47,489,819
378,203		Diageo plc	13,612,415
216,654		Fresh Del Monte Produce, Inc	10,249,901
102,393		Heineken NV	11,507,856
577,191		Kraft Heinz Co	45,246,003
241,037		Lamb Weston Holdings, Inc	14,124,768
454,904		Mondelez International, Inc	20,197,738
821,513	*	Monster Beverage Corp	56,051,832
18

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

321,712		PepsiCo, Inc	$38,701,954
514,114		Philip Morris International, Inc	55,128,444
333,308		Pinnacle Foods, Inc	20,645,097
		TOTAL FOOD, BEVERAGE & TOBACCO	483,043,872

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
711,351		Abbott Laboratories	44,217,578
190,879		Anthem, Inc	47,309,360
604,710		Baxter International, Inc	43,557,261
1,779,701	*	Boston Scientific Corp	49,760,440
244,765	n	Cigna Corp	50,996,788
145,739	*	Edwards Lifesciences Corp	18,447,643
149,663	n	Humana, Inc	42,179,523
142,968	*,n	Idexx Laboratories, Inc	26,740,735
76,054	*,n	Intuitive Surgical, Inc	32,830,230
257,316	n	Stryker Corp	42,297,604
371,878	*,e,n	Teladoc, Inc	13,908,237
201,662		Universal Health Services, Inc (Class B)	24,501,933
139,133	*,n	WellCare Health Plans, Inc	29,270,801
201,646	n	Zimmer Biomet Holdings, Inc	25,633,240
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	491,651,373

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
198,368	*,n	Central Garden & Pet Co	7,774,042
686,573		Colgate-Palmolive Co	50,971,180
176,619		Estee Lauder Cos (Class A)	23,836,500
105,000		L’Oreal S.A.	23,861,704
464,386		Procter & Gamble Co	40,095,087
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	146,538,513

INSURANCE - 1.1%
793,765		American International Group, Inc	50,737,459
173,383	n	Chubb Ltd	27,073,755
		TOTAL INSURANCE	77,811,214

MATERIALS - 4.1%
1,287,523	n	DowDuPont, Inc	97,310,988
389,986	n	FMC Corp	35,617,421
352,994	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	6,883,383
652,976	*	Platform Specialty Products Corp	7,646,349
374,512	n	Praxair, Inc	60,479,943
75,383		Sherwin-Williams Co	31,443,003
307,159	n	Steel Dynamics, Inc	13,945,019
276,882	*	Summit Materials, Inc	8,846,380
105,034		Vulcan Materials Co	14,221,604
273,367		WR Grace and Co	20,179,952
		TOTAL MATERIALS	296,574,042

MEDIA - 2.1%
271,087		CBS Corp (Class B)	15,617,322
967,064		Comcast Corp (Class A)	41,129,232
164,993	*	Lions Gate Entertainment Corp (Class A)	5,583,363
19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

180,952	*	Lions Gate Entertainment Corp (Class B)	$5,790,464
178,891		Time Warner, Inc	17,057,257
613,305		Walt Disney Co	66,647,854
		TOTAL MEDIA	151,825,492

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
646,134	n	AbbVie, Inc	72,509,157
259,508	*,e	Acadia Pharmaceuticals, Inc	7,761,884
197,642	n	Allergan plc	35,626,947
615,420		AstraZeneca plc (ADR)	21,576,625
219,730	*	BioMarin Pharmaceutical, Inc	19,826,238
113,104	*	Bluebird Bio, Inc	23,175,010
517,863		Bristol-Myers Squibb Co	32,418,224
280,848		Eli Lilly & Co	22,875,070
291,561	*	Exact Sciences Corp	14,493,497
76,155		Ipsen	10,664,400
142,672	*	Jazz Pharmaceuticals plc	20,793,017
308,489		Johnson & Johnson	42,630,095
80,758		Lonza Group AG.	22,437,519
132,519	*	Nektar Therapeutics	11,079,914
130,826	*	Neurocrine Biosciences, Inc	11,181,698
524,641		Novo Nordisk AS	29,116,710
1,007,021		Pfizer, Inc	37,300,058
46,708	*,n	Regeneron Pharmaceuticals, Inc	17,125,488
81,143	*	Sage Therapeutics, Inc	15,400,941
525,192		Schering-Plough Corp	31,117,626
1,049,546	n	Teva Pharmaceutical Industries Ltd (ADR)	21,421,234
108,258	*	Vertex Pharmaceuticals, Inc	18,065,012
77,400		Vifor Pharma AG.	11,383,189
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	549,979,553

RETAILING - 6.4%
129,340	*	Amazon.com, Inc	187,658,113
200,951	*	ASOS plc	21,215,580
578,688		Home Depot, Inc	116,258,419
38,906		Kering	19,707,678
252,660	*,n	NetFlix, Inc	68,293,998
208,090		Tiffany & Co	22,192,798
124,835	*,n	Ulta Beauty, Inc	27,725,854
		TOTAL RETAILING	463,052,440

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
883,858		Applied Materials, Inc	47,401,305
145,849		Broadcom Ltd	36,174,927
146,850	*	Cavium, Inc	13,037,343
1,959,360	n	Intel Corp	94,323,590
431,888	*,n	Microsemi Corp	26,686,360
127,976		Monolithic Power Systems, Inc	15,244,501
313,695	n	NVIDIA Corp	77,106,231
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	309,974,257
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 16.0%
557,051		Activision Blizzard, Inc	$41,294,191
148,229	*	Adobe Systems, Inc	29,610,225
172,325	*	Alphabet, Inc (Class C)	201,609,911
425,704		DXC Technology Co	42,378,833
652,129	*,n	Facebook, Inc	121,876,389
235,694	*	IAC/InterActiveCorp	34,168,559
209,260		International Business Machines Corp	34,255,862
462,167	n	MasterCard, Inc (Class A)	78,106,223
2,460,326		Microsoft Corp	233,755,573
553,525	*,n	Nutanix, Inc	17,768,152
889,690		Oracle Corp	45,899,107
499,087	*	PayPal Holdings, Inc	42,582,103
174,898	*,n	Proofpoint, Inc	17,843,094
598,347	*	salesforce.com, Inc	68,157,707
140,556	*,n	ServiceNow, Inc	20,924,572
335,904	*	Take-Two Interactive Software, Inc	42,548,960
615,604		Tencent Holdings Ltd	36,374,462
342,803	*	Teradata Corp	13,883,521
402,319	*	Twitter, Inc	10,383,853
183,485	*,e	VMware, Inc (Class A)	22,713,608
		TOTAL SOFTWARE & SERVICES	1,156,134,905

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
1,553,089	n	Apple, Inc	260,033,691
2,064,961		Cisco Systems, Inc	85,778,480
240,971		Cognex Corp	15,029,361
457,878		Flir Systems, Inc	23,447,933
178,054		National Instruments Corp	8,892,017
1,054,105	*	Pure Storage, Inc	21,229,675
200,840	n	TE Connectivity Ltd	20,592,125
121,393		Universal Display Corp	19,350,044
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	454,353,326

TELECOMMUNICATION SERVICES - 0.4%
856,878		AT&T, Inc	32,090,081
		TOTAL TELECOMMUNICATION SERVICES	32,090,081

TRANSPORTATION - 2.2%
291,476		DSV AS	23,965,089
167,255		FedEx Corp	43,901,092
227,765		J.B. Hunt Transport Services, Inc	27,520,845
317,745		Knight-Swift Transportation Holdings, Inc	15,820,524
356,546		Union Pacific Corp	47,598,891
		TOTAL TRANSPORTATION	158,806,441

UTILITIES - 1.6%
236,052		American Water Works Co, Inc	19,632,445
607,230	*	Evoqua Water Technologies Corp	13,881,278
449,584		FirstEnergy Corp	14,791,314
682,638		Great Plains Energy, Inc	21,243,694
275,779		NextEra Energy, Inc	43,688,909
		TOTAL UTILITIES	113,237,640

		TOTAL COMMON STOCKS	7,184,616,636
		(Cost $4,663,826,160)
21

TIAA-CREF FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE

PURCHASED OPTIONS - 0.0%

CONSUMER SERVICES - 0.0%
100,000	Caesarstone Ltd	$20,000
	TOTAL CONSUMER SERVICES	20,000

FOOD, BEVERAGE & TOBACCO - 0.0%
80,500	Hain Celestial Group, Inc	64,400
	TOTAL FOOD, BEVERAGE & TOBACCO	64,400

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
20,000	Wellcare Health Plans, Inc	243,000
	TOTAL HEALTH CARE EQUIPMENT & SERVICES	243,000

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
240,600	Merck & Co, Inc	62,556
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	62,556

SOFTWARE & SERVICES - 0.0%
20,100	Alibaba Group Holding Ltd	45,426
32,200	International Business Machines Corp	58,604
79,800	Symantec Corp	55,860
	TOTAL SOFTWARE & SERVICES	159,890

	TOTAL PURCHASED OPTIONS	549,846
	(Cost $780,558)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.0%
$1,450,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	1,450,000
		TOTAL GOVERNMENT AGENCY DEBT			1,450,000

TREASURY DEBT - 0.4%
12,120,000		United States Treasury Bill	1.266	02/01/18	12,120,000
17,620,000		United States Treasury Bill	1.256	02/08/18	17,615,863
		TOTAL TREASURY DEBT			29,735,863

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
33,315,368	c	State Street Navigator Securities Lending Government Money Market Portfolio			33,315,368
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			33,315,368

		TOTAL SHORT-TERM INVESTMENTS			64,501,231
		(Cost $64,501,068)
22

TIAA-CREF FUNDS - Growth & Income Fund

VALUE
TOTAL INVESTMENTS - 100.5%	$7,249,667,713
(Cost $4,729,107,786)
OTHER ASSETS & LIABILITIES, NET - (0.5)%	(38,923,551)
NET ASSETS - 100.0%	$7,210,744,162

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $33,676,081.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2018, the aggregate value of these securities amounted to $28,541,910 or 0.4% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of January 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Alibaba Group Holding Ltd, Call	201	$65,124	$217.50	2/9/18	$45,426
Caesarstone Ltd, Call	1,000	151,750	27.50	4/20/18	20,000
Hain Celestial Group, Inc, Call	805	148,925	47.00	5/18/18	64,400
International Business Machines Corp, Call	322	76,958	175.00	4/20/18	58,604
Merck & Co, Inc, Call	2,406	131,728	65.00	3/16/18	62,556
Symantec Corp, Call	798	50,673	28.00	2/9/18	55,860
Wellcare Health Plans, Inc, Call	200	155,400	220.00	6/15/18	243,000
Total	5,732	$780,558			$549,846

Written options outstanding as of January 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Call	160	$(26,079)	$125.00	2/2/18	$(480)
Acuity Brands, Inc, Put	225	(72,673)	150.00	2/16/18	(61,875)
Adtran Inc, Put	2,000	(108,497)	17.00	5/18/18	(370,000)
Air Products & Chemicals, Inc, Put	257	(20,303)	160.00	3/16/18	(33,667)
Albemarle Corp, Put	111	(42,512)	110.00	3/16/18	(51,837)
Albemarle Corp, Put	112	(70,894)	110.00	6/15/18	(89,600)
Albemarle Corp, Put	113	(98,082)	115.00	6/15/18	(116,390)
Alibaba Group Holding Ltd, Put	201	(49,445)	190.00	2/9/18	(36,381)
Allergan plc, Call	144	(41,471)	230.00	3/16/18	(3,456)
Allergan plc, Put	250	(486,989)	210.00	3/16/18	(763,125)
AMC Networks Inc, Put	300	(56,399)	45.00	3/16/18	(14,250)
American Water Works Co, Inc, Put	402	(23,717)	85.00	2/16/18	(118,590)
Amgen Inc, Put	225	(19,892)	177.50	2/2/18	(18,675)
Anthem, Inc, Put	193	(21,069)	230.00	2/2/18	(1,930)
B&G Foods, Inc, Put	1,000	(36,499)	30.00	2/16/18	(25,000)
Boeing Co, Call	161	(18,423)	365.00	2/2/18	(11,270)
Caesarstone Ltd, Put	1,000	(113,247)	22.50	4/20/18	(235,000)
Caterpillar, Inc, Put	321	(20,865)	152.50	2/16/18	(28,890)
Celgene Corp, Put	500	(934,103)	120.00	9/21/18	(1,087,500)
Celgene Corp, Put	330	(555,460)	115.00	1/18/19	(651,750)
Central Garden & Pet Co, Call	300	(110,397)	35.00	2/16/18	(144,000)
Central Garden & Pet Co, Call	300	(38,399)	40.00	2/16/18	(45,000)
Chevron Corp, Put	160	(6,240)	115.00	2/16/18	(1,920)
Chevron Corp, Put	160	(14,560)	120.00	2/16/18	(11,360)
23

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Chubb Ltd, Put	289	$(24,275)	$135.00	2/16/18	$(5,057)
Cigna Corp, Call	241	(11,710)	230.00	2/16/18	(7,953)
Cigna Corp, Put	241	(24,104)	195.00	2/16/18	(31,812)
Clovis Oncology Inc, Put	104	(51,271)	60.00	4/20/18	(68,640)
Colgate-Palmolive Co, Put	643	(22,022)	70.00	3/2/18	(14,468)
Constellation Brands, Inc, Put	120	(12,960)	205.00	2/16/18	(3,960)
Constellation Brands, Inc, Put	120	(25,559)	210.00	2/16/18	(9,720)
CSX Corp, Put	805	(95,793)	45.00	5/18/18	(36,225)
Dell Technologies, Inc Class V, Put	321	(20,544)	75.00	2/16/18	(158,253)
Dish Network Corp, Put	585	(349,822)	50.00	6/15/18	(353,925)
DowDuPont, Inc, Put	400	(22,399)	70.00	2/16/18	(11,600)
Expedia, Inc, Put	248	(170,620)	120.00	7/20/18	(156,240)
Facebook, Inc, Call	321	(24,395)	205.00	2/2/18	(10,914)
Facebook, Inc, Put	321	(20,865)	172.50	2/2/18	(19,581)
Facebook, Inc, Put	321	(34,025)	167.50	2/9/18	(18,297)
FMC Corp, Put	400	(33,599)	82.50	2/16/18	(12,000)
General Electric Co, Put	1,569	(222,793)	18.00	6/15/18	(360,870)
Gilead Sciences, Inc, Put	514	(19,531)	78.00	2/9/18	(23,130)
Goldman Sachs Group, Inc, Put	105	(111,087)	260.00	6/15/18	(126,000)
Hain Celestial Group, Inc, Call	805	(25,357)	55.00	5/18/18	(24,150)
Hain Celestial Group, Inc, Put	1,000	(115,997)	34.00	5/18/18	(165,000)
Hasbro, Inc, Call	165	(11,385)	115.00	4/20/18	(5,362)
Hasbro, Inc, Put	213	(39,293)	85.00	2/16/18	(13,845)
Hasbro, Inc, Put	213	(60,278)	85.00	4/20/18	(38,340)
Hasbro, Inc, Put	165	(79,693)	90.00	4/20/18	(57,750)
Hasbro, Inc, Put	165	(77,218)	92.50	4/20/18	(64,350)
Humana, Inc, Put	167	(93,226)	220.00	2/16/18	(6,680)
Illumina, Inc, Put	97	(13,435)	220.00	2/16/18	(9,700)
Illumina, Inc, Put	96	(20,947)	225.00	2/16/18	(26,400)
Incyte Corp, Put	161	(56,027)	85.00	3/16/18	(60,053)
Idexx Laboratories, Inc, Put	193	(27,839)	170.00	2/16/18	(38,600)
Intel Corp, Put	802	(24,260)	41.00	2/16/18	(1,604)
International Business Machines Corp, Put	400	(32,799)	150.00	2/16/18	(6,800)
International Business Machines Corp, Put	322	(88,548)	155.00	4/20/18	(90,160)
Intuitive Surgical, Inc, Put	128	(27,519)	385.00	2/16/18	(13,120)
Kennametal, Inc, Put	962	(44,732)	45.00	2/16/18	(57,720)
L Brands, Inc, Put	802	(47,317)	42.50	2/16/18	(8,020)
Las Vegas Sands Corp, Put	481	(27,897)	74.50	2/2/18	(7,696)
Mastercard, Inc, Call	321	(9,842)	180.00	2/2/18	(5,136)
Mastercard, Inc, Put	321	(18,605)	160.00	2/2/18	(10,272)
Mattel, Inc, Put	1,000	(222,145)	15.00	1/18/19	(225,000)
McDonald’s Corp, Put	241	(9,640)	170.00	2/2/18	(11,086)
Merck & Co, Inc, Put	1,203	(37,593)	55.00	3/16/18	(60,150)
Merck & Co, Inc, Put	1,203	(89,321)	57.50	3/16/18	(138,345)
MGP Ingredients, Inc, Put	569	(22,759)	65.00	2/16/18	(8,535)
Microsemi Corp, Put	661	(154,175)	50.00	3/16/18	(19,830)
Mohawk Industries, Inc, Put	160	(21,280)	250.00	2/16/18	(7,200)
Monsanto Co, Put	330	(68,638)	100.00	4/20/18	(24,750)
NetFlix, Inc, Call	275	(281,318)	295.00	3/16/18	(143,275)
NetFlix, Inc, Put	275	(51,699)	235.00	2/9/18	(4,675)
NetFlix, Inc, Put	275	(41,249)	220.00	3/16/18	(24,750)
NetFlix, Inc, Put	275	(209,820)	265.00	3/16/18	(286,000)
Newell Brands Inc, Put	750	(343,492)	42.00	6/15/18	(1,192,500)
Northrop Grumman Corp, Put	144	(19,584)	315.00	2/16/18	(6,768)
Nutanix, Inc, Put	322	(15,778)	27.50	2/16/18	(8,050)
24

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Nutanix, Inc, Put	322	$(18,998)	$25.00	3/16/18	$(21,735)
NuVasive, Inc, Put	500	(121,622)	55.00	3/16/18	(325,000)
NVIDIA Corp, Put	167	(51,435)	210.00	2/2/18	(668)
NVIDIA Corp, Put	167	(83,164)	190.00	3/16/18	(17,201)
NVIDIA Corp, Put	167	(265,190)	185.00	1/18/19	(201,235)
Palo Alto Networks, Inc, Put	275	(25,849)	140.00	2/16/18	(6,188)
Parker-Hannifin Corp, Call	209	(11,286)	220.00	2/16/18	(10,241)
Parker-Hannifin Corp, Put	209	(14,838)	185.00	2/16/18	(16,720)
PNC Financial Services Group, Inc, Put	321	(21,506)	140.00	2/16/18	(4,173)
Praxair, Inc, Put	161	(116,400)	155.00	4/20/18	(57,960)
Proofpoint, Inc, Call	322	(54,475)	110.00	2/16/18	(43,470)
Proofpoint, Inc, Put	402	(48,038)	95.00	2/16/18	(60,300)
PVH Corp, Call	321	(92,404)	160.00	3/16/18	(107,535)
PVH Corp, Put	321	(55,407)	145.00	3/16/18	(54,570)
Regeneron Pharmaceuticals Inc, Put	165	(521,058)	330.00	1/18/19	(451,770)
Rockwell Automation, Inc, Call	208	(28,703)	220.00	2/16/18	(208)
Rockwell Automation, Inc, Put	208	(14,352)	185.00	2/16/18	(13,000)
Servicenow, Inc, Call	209	(13,376)	165.00	2/9/18	(13,585)
Sherwin-Williams Co, Call	112	(14,896)	470.00	2/16/18	(1,120)
Sherwin-Williams Co, Put	112	(23,855)	400.00	2/16/18	(20,720)
Stanley Black & Decker, Inc, Put	256	(16,384)	160.00	2/16/18	(22,272)
Steel Dynamics, Inc, Call	361	(15,884)	50.00	2/16/18	(7,220)
Steel Dynamics, Inc, Put	722	(19,133)	41.00	2/16/18	(14,440)
Stryker Corp, Put	321	(24,986)	160.00	2/16/18	(27,927)
Symantec Corp, Put	798	(15,162)	24.50	2/9/18	(21,546)
Symantec Corp, Put	798	(23,141)	25.00	2/9/18	(16,758)
TE Connectivity Ltd, Put	591	(26,333)	95.00	2/16/18	(11,820)
Teladoc, Inc, Put	481	(39,441)	30.00	2/16/18	(7,215)
Teva Pharmaceutical Industries Ltd, Put	802	(22,504)	17.50	2/16/18	(20,050)
Teva Pharmaceutical Industries Ltd, Put	802	(41,928)	19.00	2/16/18	(48,922)
Ulta Beauty, Inc, Call	167	(80,659)	255.00	3/16/18	(36,740)
Ulta Beauty, Inc, Call	83	(6,252)	280.00	2/16/18	(249)
Ulta Beauty, Inc, Call	167	(89,009)	260.00	4/20/18	(56,780)
Ulta Beauty, Inc, Put	128	(71,422)	210.00	4/20/18	(108,800)
Ulta Beauty, Inc, Put	84	(131,709)	220.00	6/15/18	(146,412)
Viacom, Inc, Put	659	(92,258)	27.50	6/15/18	(62,605)
WABCO Holdings, Inc, Call	330	(69,638)	170.00	3/16/18	(18,975)
WABCO Holdings, Inc, Put	330	(91,738)	130.00	3/16/18	(17,325)
WABCO Holdings, Inc, Put	330	(113,986)	140.00	3/16/18	(42,075)
Wal-Mart Stores, Inc, Put	161	(73,736)	100.00	3/16/18	(21,735)
Wellcare Health Plans, Inc, Put	300	(146,397)	165.00	6/15/18	(73,500)
Wellcare Health Plans, Inc, Call	200	(64,598)	240.00	6/15/18	(112,000)
Wynn Resorts Ltd, Put	111	(86,245)	170.00	2/16/18	(100,011)
Wynn Resorts Ltd, Put	49	(35,987)	160.00	3/2/18	(31,605)
Xilinx, Inc, Put	603	(25,325)	66.00	2/16/18	(13,266)
Zimmer Biomet Holdings, Inc, Put	321	(130,965)	125.00	3/16/18	(69,015)
Total	47,088	$(9,965,966)			$(10,758,925)

25

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.9%
133,032	*,e	Tesla, Inc	$47,134,568
		TOTAL AUTOMOBILES & COMPONENTS	47,134,568

BANKS - 1.1%
1,842,085		Bank of America Corp	58,946,720
		TOTAL BANKS	58,946,720

CAPITAL GOODS - 5.3%
163,688		3M Co	41,003,844
236,976		Boeing Co	83,977,185
398,128		Parker-Hannifin Corp	80,190,942
98,863		Rockwell Automation, Inc	19,504,681
162,369		Roper Industries, Inc	45,559,118
60,034	*	WABCO Holdings, Inc	9,268,649
		TOTAL CAPITAL GOODS	279,504,419

CONSUMER DURABLES & APPAREL - 0.6%
428,311	*	Lululemon Athletica, Inc	33,498,203
		TOTAL CONSUMER DURABLES & APPAREL	33,498,203

CONSUMER SERVICES - 4.3%
730,521		Marriott International, Inc (Class A)	107,634,964
1,984,928		Starbucks Corp	112,763,760
52,861		Wynn Resorts Ltd	8,753,253
		TOTAL CONSUMER SERVICES	229,151,977

DIVERSIFIED FINANCIALS - 2.1%
67,809		CBOE Holdings, Inc	9,112,852
227,466		Goldman Sachs Group, Inc	60,935,867
576,880		IntercontinentalExchange Group, Inc	42,596,819
		TOTAL DIVERSIFIED FINANCIALS	112,645,538

ENERGY - 1.3%
330,555	*	Concho Resources, Inc	52,042,579
236,973		Schlumberger Ltd	17,436,474
		TOTAL ENERGY	69,479,053

FOOD & STAPLES RETAILING - 1.6%
772,134		Wal-Mart Stores, Inc	82,309,484
		TOTAL FOOD & STAPLES RETAILING	82,309,484

FOOD, BEVERAGE & TOBACCO - 0.9%
53,301		Costco Wholesale Corp	10,386,766
26

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

365,438	*	Monster Beverage Corp	$24,933,835
192,741		Pinnacle Foods, Inc	11,938,377
		TOTAL FOOD, BEVERAGE & TOBACCO	47,258,978

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
575,689	*	Cerner Corp	39,797,381
276,538	*	Intuitive Surgical, Inc	119,373,159
342,230		UnitedHealth Group, Inc	81,033,219
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	240,203,759

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
383,532		Estee Lauder Cos (Class A)	51,761,479
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	51,761,479

MATERIALS - 1.9%
156,243		Praxair, Inc	25,231,682
185,445		Sherwin-Williams Co	77,350,964
		TOTAL MATERIALS	102,582,646

MEDIA - 0.9%
295	*,m	Rovi Guides, Inc	1,066
454,868		Walt Disney Co	49,430,506
		TOTAL MEDIA	49,431,572

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
353,378		AbbVie, Inc	39,656,079
439,380	*	Alexion Pharmaceuticals, Inc	52,426,822
75,377	*	Biogen Idec, Inc	26,216,874
421,745		Bristol-Myers Squibb Co	26,401,237
479,284	*,n	Celgene Corp	48,484,369
230,848		Gilead Sciences, Inc	19,345,063
243,460	*	Illumina, Inc	56,638,534
250,837	*	Jazz Pharmaceuticals plc	36,556,984
90,567		Lonza Group AG.	25,162,817
850,355		Novo Nordisk AS	47,193,299
281,572	*	Vertex Pharmaceuticals, Inc	46,985,920
659,750		Zoetis, Inc	50,622,618
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	475,690,616

RETAILING - 12.1%
182,357	*	Amazon.com, Inc	264,579,948
415,965		Expedia, Inc	53,247,679
1,063,181		Gap, Inc	35,340,136
547,021		Home Depot, Inc	109,896,519
105,525		Kering	53,453,265
365,148	*	NetFlix, Inc	98,699,504
128,925	*,n	Ulta Beauty, Inc	28,634,243
		TOTAL RETAILING	643,851,294

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.1%
1,251,438	*,e	Advanced Micro Devices, Inc	17,194,758
27

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

1,402,367		Applied Materials, Inc	$75,208,942
388,067		Broadcom Ltd	96,252,258
302,757		NVIDIA Corp	74,417,671
814,942		Xilinx, Inc	59,507,065
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	322,580,694

SOFTWARE & SERVICES - 39.4%
1,021,501		Activision Blizzard, Inc	75,723,869
749,787	*	Adobe Systems, Inc	149,777,451
418,261	*	Alibaba Group Holding Ltd (ADR)	85,446,540
94,942	*	Alphabet, Inc (Class A)	112,242,331
156,195	*	Alphabet, Inc (Class C)	182,738,778
1,374,123	*	eBay, Inc	55,761,911
1,110,538	*,n	Facebook, Inc	207,548,447
330,939	*	Gartner, Inc	45,914,477
276,854	*	GoDaddy, Inc	15,290,646
381,221	*	IAC/InterActiveCorp	55,265,609
839,568		Intuit, Inc	140,963,467
867,264		MasterCard, Inc (Class A)	146,567,616
3,374,511		Microsoft Corp	320,612,290
1,163,873	*	PayPal Holdings, Inc	99,301,644
231,551	*	Red Hat, Inc	30,421,170
1,218,619	*	salesforce.com, Inc	138,812,890
207,400	g	Scout24 AG.	9,605,542
723,402		Tencent Holdings Ltd	42,743,969
1,070,205	*	Twitter, Inc	27,621,991
1,163,854		Visa, Inc (Class A)	144,585,583
90,324	*,e	VMware, Inc (Class A)	11,181,208
		TOTAL SOFTWARE & SERVICES	2,098,127,429

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
1,044,312		Apple, Inc	174,849,158
522,212		TE Connectivity Ltd	53,542,396
210,578	*	Trimble Navigation Ltd	9,286,490
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	237,678,044

TRANSPORTATION - 2.5%
248,940		FedEx Corp	65,341,771
523,702		Union Pacific Corp	69,914,217
		TOTAL TRANSPORTATION	135,255,988

		TOTAL COMMON STOCKS	5,317,092,461
		(Cost $3,146,462,259)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 0.3%
$17,450,000	Federal Home Loan Bank (FHLB)	1.200%	02/01/18	17,450,000
	TOTAL GOVERNMENT AGENCY DEBT			17,450,000
28

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 0.8%
$11,600,000		United States Treasury Bill	1.247%	02/01/18	$11,600,000
2,400,000		United States Treasury Bill	1.230	02/08/18	2,399,437
23,660,000		United States Treasury Bill	1.216	02/22/18	23,643,507
		TOTAL TREASURY DEBT			37,642,944

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
66,070,062	c	State Street Navigator Securities Lending Government Money Market Portfolio			66,070,062
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			66,070,062

		TOTAL SHORT-TERM INVESTMENTS			121,163,006
		(Cost $121,162,719)
		TOTAL INVESTMENTS - 102.2%			5,438,255,467
		(Cost $3,267,624,978)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%			(116,917,358)
		NET ASSETS - 100.0%			$5,321,338,109

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $66,883,650.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 01/31/2018 the aggregate value of these securities was $9,605,542 or 0.2% or net assets.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Written options outstanding as of January 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Ulta Beauty, Inc, Put	107	$(14,498)	$200.00	2/16/18	$(6,848)
29

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.1%

AUTOMOBILES & COMPONENTS - 1.3%
1,619,388		General Motors Co	$68,678,245
1,272,099		Peugeot S.A.	28,572,991
		TOTAL AUTOMOBILES & COMPONENTS	97,251,236

BANKS - 14.2%
8,944,960		Banca Intesa S.p.A.	35,145,965
8,862,853		Bank of America Corp	283,611,296
2,397,531		Citigroup, Inc	188,158,233
590,825		Citizens Financial Group, Inc	27,118,868
597,684		Comerica, Inc	56,911,470
1,630,167		Huntington Bancshares, Inc	26,376,102
1,059,322		JPMorgan Chase & Co	122,531,776
3,860,467		Regions Financial Corp	74,236,780
400,592		SunTrust Banks, Inc	28,321,854
941,247		TCF Financial Corp	20,189,748
2,026,746		Wells Fargo & Co	133,319,352
1,087,862		Zions Bancorporation	58,777,184
		TOTAL BANKS	1,054,698,628

CAPITAL GOODS - 6.4%
7,489,130	*	Bombardier, Inc	21,188,758
1,116,641	*	Colfax Corp	44,687,973
351,560		Eaton Corp	29,520,493
475,009		Fortive Corp	36,110,184
790,458	*	Gardner Denver Holdings, Inc	27,334,038
4,701,516		General Electric Co	76,023,514
625,572	*	HD Supply Holdings, Inc	24,328,495
171,900	*	Herc Holdings, Inc	11,297,268
333,285		Johnson Controls International plc	13,041,442
206,281		L3 Technologies, Inc	43,826,461
278,094	*	Navistar International Corp	12,745,048
427,016	*	SPX Corp	13,344,250
688,687	*	SPX FLOW, Inc	31,934,416
1,887,876		Triumph Group, Inc	55,031,585
241,986		United Technologies Corp	33,396,488
		TOTAL CAPITAL GOODS	473,810,413

CONSUMER DURABLES & APPAREL - 1.0%
3,607,600		Cyrela Brazil Realty S.A.	16,972,481
967,590	*	Skechers U.S.A., Inc (Class A)	39,855,032
344,724		Sony Corp (ADR)	16,526,068
		TOTAL CONSUMER DURABLES & APPAREL	73,353,581
30

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 3.6%
3,238,289	*	Arcos Dorados Holdings, Inc	$33,192,462
535,632		Carnival Corp	38,356,608
885,132		Extended Stay America, Inc	17,906,220
1,749,252		Melco Crown Entertainment Ltd (ADR)	52,092,725
338,318		MGM Resorts International	12,331,691
1,335,362		Red Rock Resorts, Inc	46,377,122
619,384		Restaurant Brands International, Inc	37,404,600
194,854		Wynn Resorts Ltd	32,265,874
		TOTAL CONSUMER SERVICES	269,927,302

DIVERSIFIED FINANCIALS - 5.5%
238,862		American Express Co	23,742,883
184,745		Bank of New York Mellon Corp	10,475,041
649,080		Blackstone Group LP	23,723,874
390,931		Capital One Financial Corp	40,641,187
539,671		Goldman Sachs Group, Inc	144,572,464
220,728		Legg Mason, Inc	9,407,427
1,200,824		Morgan Stanley	67,906,597
424,611		State Street Corp	46,779,394
1,019,992		Synchrony Financial	40,473,283
		TOTAL DIVERSIFIED FINANCIALS	407,722,150

ENERGY - 12.0%
223,861		Anadarko Petroleum Corp	13,442,853
235,841		Arch Coal, Inc	21,228,048
5,353,524		Cenovus Energy, Inc	51,126,154
746,090		Chevron Corp	93,522,381
218,283	*	Continental Resources, Inc	12,121,255
8,590	*	Diamondback Energy, Inc	1,078,045
965,610		EOG Resources, Inc	111,045,150
1,625,488		Exxon Mobil Corp	141,905,102
336,750	*,e	Jagged Peak Energy, Inc	4,327,238
1,807,350	*	Matador Resources Co	58,576,214
3,611,637	*,e	MEG Energy Corp	16,325,774
1,935,619		Nabors Industries Ltd	15,175,253
352,673	*	Newfield Exploration Co	11,165,627
3,824,386	*	Parsley Energy, Inc	90,255,510
1,922,664		Plains All American Pipeline LP	40,318,264
526,642		Plains GP Holdings LP	11,206,942
319,196	e	RPC, Inc	6,447,759
1,281,316	*	RSP Permian, Inc	50,842,619
1,583,193	*	Transocean Ltd (NYSE)	17,082,652
10,086,658	*,e	Weatherford International Ltd	39,741,433
2,474,837		Williams Cos, Inc	77,685,133
736,274	*	WPX Energy, Inc	10,845,316
		TOTAL ENERGY	895,464,722

FOOD & STAPLES RETAILING - 1.2%
536,023		Walgreens Boots Alliance, Inc	40,341,091
479,096		Wal-Mart Stores, Inc	51,071,634
		TOTAL FOOD & STAPLES RETAILING	91,412,725
31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 6.2%
234,831		Bunge Ltd	$18,652,626
814,642		ConAgra Foods, Inc	30,956,396
533,567		General Mills, Inc	31,208,334
1,690,723		Kraft Heinz Co	132,535,776
393,708		Lamb Weston Holdings, Inc	23,071,289
59,003		Molson Coors Brewing Co (Class B)	4,957,432
1,947,283		Mondelez International, Inc	86,459,365
730,119		Philip Morris International, Inc	78,290,660
825,260		Pinnacle Foods, Inc	51,116,605
		TOTAL FOOD, BEVERAGE & TOBACCO	457,248,483

HEALTH CARE EQUIPMENT & SERVICES - 2.5%
290,642		Abbott Laboratories	18,066,307
46,310		Anthem, Inc	11,477,934
90,011		Baxter International, Inc	6,483,492
879,974	*	Boston Scientific Corp	24,604,073
526,051		Cardinal Health, Inc	37,765,201
254,693		Medtronic plc	21,875,582
424,015	*	Molina Healthcare, Inc	38,738,010
233,555		Zimmer Biomet Holdings, Inc	29,689,512
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	188,700,111

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
361,533		Procter & Gamble Co	31,214,759
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	31,214,759

INSURANCE - 5.7%
1,566,797		American International Group, Inc	100,149,664
189,600	*	Athene Holding Ltd	9,510,336
354,239	*	Berkshire Hathaway, Inc (Class B)	75,941,757
389,669		Chubb Ltd	60,846,814
409,376		Hartford Financial Services Group, Inc	24,054,934
1,119,452		Manulife Financial Corp	23,765,966
2,013,626		Metlife, Inc	96,795,002
153,047		Travelers Cos, Inc	22,944,806
173,944		W.R. Berkley Corp	12,694,433
		TOTAL INSURANCE	426,703,712

MATERIALS - 7.4%
3,968,952	*,e	AK Steel Holding Corp	20,082,897
301,806		Ashland Global Holdings, Inc	21,908,097
192,962	*	Berry Plastics Group, Inc	11,421,421
246,277		Chemours Co	12,712,819
1,535,392		DowDuPont, Inc	116,044,928
2,887,616		First Quantum Minerals Ltd	43,055,998
1,639,840	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	31,976,880
500,790	*	GCP Applied Technologies, Inc	16,726,386
2,371,364	*	Louisiana-Pacific Corp	70,216,088
768,568		Olin Corp	28,652,215
32

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,014,867		ThyssenKrupp AG.	$31,953,119
1,860,420		Tronox Ltd	36,520,045
828,539		Valvoline, Inc	20,423,486
139,614		Vulcan Materials Co	18,903,736
890,449		WR Grace and Co	65,732,945
		TOTAL MATERIALS	546,331,060

MEDIA - 1.4%
307,447		CBS Corp (Class B)	17,712,022
244,925	*	DISH Network Corp (Class A)	11,486,982
232,445		Time Warner, Inc	22,163,631
512,510		Walt Disney Co	55,694,462
		TOTAL MEDIA	107,057,097

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
567,423		Allergan plc	102,283,670
271,607		Amgen, Inc	50,532,482
812,696		Bristol-Myers Squibb Co	50,874,770
838,115		Gilead Sciences, Inc	70,234,037
707,573		Johnson & Johnson	97,779,513
1,223,029	*	Mylan NV	52,406,793
4,747,634		Pfizer, Inc	175,852,363
940,914		Schering-Plough Corp	55,749,154
3,013,283		Teva Pharmaceutical Industries Ltd (ADR)	61,501,106
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	717,213,888

REAL ESTATE - 0.6%
47,716		AvalonBay Communities, Inc	8,130,807
1,191,852		MGM Growth Properties LLC	33,443,367
		TOTAL REAL ESTATE	41,574,174

RETAILING - 2.1%
383,276		Advance Auto Parts, Inc	44,839,459
1,012,818		Bed Bath & Beyond, Inc	23,375,839
3,769,902	*	Groupon, Inc	19,942,782
11,340,000		Hengdeli Holdings Ltd	627,735
554,916		Target Corp	41,740,782
3,095,500		Via Varejo S.A.	26,345,268
		TOTAL RETAILING	156,871,865

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
4,788,445	*,e	Advanced Micro Devices, Inc	65,793,235
545,369		Advanced Semiconductor Engineering, Inc (ADR)	3,899,388
827,736	*	Cree, Inc	28,565,170
1,175,929		Intel Corp	56,609,222
459,256	*	Mellanox Technologies Ltd	29,828,677
992,397		QUALCOMM, INC	67,731,095
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	252,426,787

SOFTWARE & SERVICES - 4.7%
282,117	*	Dell Technologies, Inc-VMware Inc	20,227,789
1,124,879	*	eBay, Inc	45,647,590
33

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

179,293		International Business Machines Corp	$29,350,264
109,266	*	MicroStrategy, Inc (Class A)	15,049,206
74,103		Nintendo Co Ltd	33,562,335
1,560,106		Oracle Corp	80,485,869
7,046,023	*,e	Pandora Media, Inc	33,679,990
1,548,621	*	Teradata Corp	62,719,150
7,952,587	*	Zynga, Inc	28,470,262
		TOTAL SOFTWARE & SERVICES	349,192,455

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
679,367	*	Ciena Corp	14,456,930
3,617,872		Cisco Systems, Inc	150,286,403
349,547		Corning, Inc	10,912,857
662,160		Hewlett Packard Enterprise Co	10,859,424
1,103,487	*	Infinera Corp	7,139,561
1,619,558		Juniper Networks, Inc	42,351,442
429,331	*,e	Lumentum Holdings, Inc	19,878,025
5,693,596		Nokia Corp	27,386,197
817,249		Xerox Corp	27,892,708
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	311,163,547

TELECOMMUNICATION SERVICES - 3.0%
3,945,032		AT&T, Inc	147,741,449
1,347,837		Telephone & Data Systems, Inc	36,971,169
699,705		Verizon Communications, Inc	37,833,049
		TOTAL TELECOMMUNICATION SERVICES	222,545,667

TRANSPORTATION - 1.4%
726,667	*,†,b,m	AMR Corp (Escrow)	7,267
590,829	*	Kirby Corp	44,253,092
1,185,611		Knight-Swift Transportation Holdings, Inc	59,031,571
		TOTAL TRANSPORTATION	103,291,930

UTILITIES - 2.3%
251,425		American Electric Power Co, Inc	17,293,011
238,886		Duke Energy Corp	18,752,551
130,195		Edison International	8,141,093
631,212	*	Evoqua Water Technologies Corp	14,429,506
466,405		Exelon Corp	17,961,257
2,600,226		FirstEnergy Corp	85,547,436
97,182		Sempra Energy	10,400,418
		TOTAL UTILITIES	172,525,272

		TOTAL COMMON STOCKS	7,447,701,564
		(Cost $5,759,594,631)
34

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.7%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
124,351,357	c	State Street Navigator Securities Lending Government Money Market Portfolio	$124,351,357
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	124,351,357

		TOTAL SHORT-TERM INVESTMENTS	124,351,357
		(Cost $124,351,357)
		TOTAL INVESTMENTS - 101.8%	7,572,052,921
		(Cost $5,883,945,988)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%	(136,936,330)
		NET ASSETS - 100.0%	$7,435,116,591

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $124,965,067.
m	Indicates a security that has been deemed illiquid.
35

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUTOMOBILES & COMPONENTS - 1.2%
210,491	*	Delphi Automotive plc	$19,971,386
		TOTAL AUTOMOBILES & COMPONENTS	19,971,386

BANKS - 2.3%
199,896		Citizens Financial Group, Inc	9,175,227
150,717		First Republic Bank	13,496,707
61,880	*	SVB Financial Group	15,256,514
		TOTAL BANKS	37,928,448

CAPITAL GOODS - 15.4%
276,332		A.O. Smith Corp	18,453,451
128,881		Allegion plc	11,097,943
214,886		BWX Technologies, Inc	13,632,368
397,590		Fastenal Co	21,851,546
284,285		Fortive Corp	21,611,346
186,513		Fortune Brands Home & Security, Inc	13,229,367
194,000		Ingersoll-Rand plc	18,358,220
200,000		ITT, Inc	11,200,000
352,807		Masco Corp	15,756,361
113,255		Owens Corning, Inc	10,529,317
117,874		Parker-Hannifin Corp	23,742,181
94,194		Rockwell Automation, Inc	18,583,534
88,042		Rockwell Collins, Inc	12,192,937
101,229		Roper Industries, Inc	28,403,845
73,428		Snap-On, Inc	12,578,951
25,532		TransDigm Group, Inc	8,091,346
		TOTAL CAPITAL GOODS	259,312,713

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
183,670		Waste Connections, Inc	13,191,179
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,191,179

CONSUMER DURABLES & APPAREL - 2.2%
262,780	n	DR Horton, Inc	12,889,359
49,673	*	Mohawk Industries, Inc	13,961,094
201,904		Tapestry, Inc	9,497,564
		TOTAL CONSUMER DURABLES & APPAREL	36,348,017

CONSUMER SERVICES - 5.1%
473,708		Melco Crown Entertainment Ltd (ADR)	14,107,024
389,345		MGM Resorts International	14,191,625
90,540		Planet Fitness, Inc	3,056,631
202,587		Restaurant Brands International, Inc	12,234,229
36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

127,316		Wynn Resorts Ltd	$21,082,256
447,055		Yum China Holdings, Inc	20,738,882
		TOTAL CONSUMER SERVICES	85,410,647

DIVERSIFIED FINANCIALS - 4.0%
55,000		Affiliated Managers Group, Inc	10,979,650
58,093		Ameriprise Financial, Inc	9,800,289
266,863	e,n	iShares Russell Midcap Growth Index Fund	33,995,677
210,531		Lazard Ltd (Class A)	12,330,801
		TOTAL DIVERSIFIED FINANCIALS	67,106,417

ENERGY - 1.4%
90,719	*	Diamondback Energy, Inc	11,385,234
188,310	*	Parsley Energy, Inc	4,444,116
216,576	*	RSP Permian, Inc	8,593,736
		TOTAL ENERGY	24,423,086

FOOD, BEVERAGE & TOBACCO - 1.0%
50,137		Hershey Co	5,531,615
157,174	*	Post Holdings, Inc	11,893,357
		TOTAL FOOD, BEVERAGE & TOBACCO	17,424,972

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
359,937	*	Acadia Healthcare Co, Inc	12,266,653
72,219	*	Centene Corp	7,744,765
239,430	*	Cerner Corp	16,551,796
211,170	*	Edwards Lifesciences Corp	26,729,898
88,045	*	Insulet Corp	6,738,084
130,630	*	Nevro Corp	10,484,364
377,672	*,e	Teladoc, Inc	14,124,933
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	94,640,493

INSURANCE - 1.4%
440,873		Progressive Corp	23,851,229
		TOTAL INSURANCE	23,851,229

MATERIALS - 7.1%
82,916		Ashland Global Holdings, Inc	6,018,872
272,871	*	Berry Plastics Group, Inc	16,151,235
386,248		International Paper Co	24,279,549
438,666		Olin Corp	16,353,468
196,429	*	Summit Materials, Inc	6,275,907
591,363		Tronox Ltd	11,608,456
170,000		Vulcan Materials Co	23,018,000
212,657		WR Grace and Co	15,698,340
		TOTAL MATERIALS	119,403,827

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
175,212	*,e	Acadia Pharmaceuticals, Inc	5,240,591
187,197	*	BioMarin Pharmaceutical, Inc	16,890,785
126,527	*	Exact Sciences Corp	6,289,657
117,865	*	Illumina, Inc	27,420,114
37

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

117,682	*	Incyte Corp	$10,625,508
171,423	*	IQVIA Holdings, Inc	17,517,716
101,135	*	Jazz Pharmaceuticals plc	14,739,415
195,083	*	Seattle Genetics, Inc	10,202,841
469,369	n	Zoetis, Inc	36,014,683
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	144,941,310

REAL ESTATE - 3.2%
145,000		Digital Realty Trust, Inc	16,232,750
150,179		Equity Lifestyle Properties, Inc	12,963,451
242,531		Gaming and Leisure Properties, Inc	8,837,830
92,066	*	SBA Communications Corp	16,065,517
		TOTAL REAL ESTATE	54,099,548

RETAILING - 7.4%
89,192	*	Burlington Stores, Inc	10,855,558
247,646	*	Carmax, Inc	17,674,495
104,856	*	Dollar Tree, Inc	12,058,440
67,690		Expedia, Inc	8,664,997
68,093	*	O’Reilly Automotive, Inc	18,023,536
374,396		Ross Stores, Inc	30,846,487
120,256		Tractor Supply Co	9,169,520
74,398	*,n	Ulta Beauty, Inc	16,523,796
		TOTAL RETAILING	123,816,829

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.2%
1,171,996	*,e,n	Advanced Micro Devices, Inc	16,103,225
271,840		Analog Devices, Inc	24,976,659
117,151	*	Cavium, Inc	10,400,666
120,148		Lam Research Corp	23,010,745
126,720		Microchip Technology, Inc	12,066,278
302,676	*	Microsemi Corp	18,702,350
69,017		Skyworks Solutions, Inc	6,709,143
122,203		Xilinx, Inc	8,923,263
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	120,892,329

SOFTWARE & SERVICES - 20.4%
82,341		Alliance Data Systems Corp	21,133,641
951,743	*,e	ANGI Homeservices, Inc	12,715,286
62,000	*	Autodesk, Inc	7,168,440
145,220		CDK Global, Inc	10,352,734
217,643	*	Dell Technologies, Inc-VMware Inc	15,605,003
287,144		DXC Technology Co	28,585,185
244,966		Fidelity National Information Services, Inc	25,074,720
120,770	*	Fiserv, Inc	17,009,247
102,778	*	FleetCor Technologies, Inc	21,840,325
162,635	*	Gartner, Inc	22,563,980
100,073	*	GDS Holdings Ltd (ADR)	2,856,083
278,700	*	GoDaddy, Inc	15,392,601
474	*	GrubHub, Inc	34,246
103,988	*	Guidewire Software, Inc	8,261,847
38

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

142,669	*	IAC/InterActiveCorp	$20,682,725
168,316	*	Nutanix, Inc	5,402,944
136,475	*,n	Proofpoint, Inc	13,923,179
200,000	*	PTC, Inc	14,536,000
216,885	*	RingCentral, Inc	11,776,856
139,717	*,n	ServiceNow, Inc	20,799,670
243,309		Symantec Corp	6,625,304
93,635	*	Synopsys, Inc	8,671,537
90,007	*	Take-Two Interactive Software, Inc	11,401,187
268,807	*	Worldpay, Inc	21,587,890
		TOTAL SOFTWARE & SERVICES	344,000,630

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
182,000		Amphenol Corp (Class A)	16,884,140
43,077	*	Coherent, Inc	11,179,343
371,785	*	Trimble Navigation Ltd	16,395,718
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	44,459,201

TRANSPORTATION - 1.9%
141,434		J.B. Hunt Transport Services, Inc	17,089,470
201,295	*	Kirby Corp	15,076,996
		TOTAL TRANSPORTATION	32,166,466

		TOTAL COMMON STOCKS	1,663,388,727
		(Cost $1,243,133,500)

PURCHASED OPTIONS - 0.0%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
830,000		Advanced Micro Devices, Inc	66,400
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	66,400

SOFTWARE & SERVICES - 0.0%
136,000		Proofpoint, Inc	204,000
50,000		ServiceNow, Inc	62,500
		TOTAL SOFTWARE & SERVICES	266,500

		TOTAL PURCHASED OPTIONS	332,900
		(Cost $1,202,380)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.6%

GOVERNMENT AGENCY DEBT - 1.0%
$16,200,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	16,200,000
		TOTAL GOVERNMENT AGENCY DEBT			16,200,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
44,425,977	c	State Street Navigator Securities Lending Government Money Market Portfolio			44,425,977
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			44,425,977

		TOTAL SHORT-TERM INVESTMENTS			60,625,977
		(Cost $60,625,977)
39

TIAA-CREF FUNDS - Mid-Cap Growth Fund

VALUE

TOTAL INVESTMENTS - 102.4%	$1,724,347,604
(Cost $1,304,961,857)
OTHER ASSETS & LIABILITIES, NET - (2.4)%	(40,314,723)
NET ASSETS - 100.0%	$1,684,032,881

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $44,388,064.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of January 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Put	8,300	$578,925	$12.50	2/9/18	$66,400
Proofpoint, Inc, Put	1,360	437,580	95.00	2/16/18	204,000
ServiceNow, Inc, Put	500	185,875	132.00	2/9/18	62,500
Total	10,160	$1,202,380			$332,900

Written options outstanding as of January 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Call	8,300	$(358,967)	$13.50	2/9/18	$(489,700)
Advanced Micro Devices, Inc, Put	8,300	(234,469)	11.50	2/9/18	(16,600)
DR Horton, Inc, Call	1,575	(170,490)	52.00	2/9/18	(31,500)
Proofpoint, Inc, Call	1,360	(269,614)	105.00	2/16/18	(387,600)
Proofpoint, Inc, Put	1,360	(94,178)	85.00	2/16/18	(27,200)
ServiceNow, Inc, Call	500	(149,121)	140.00	2/9/18	(520,000)
ServiceNow, Inc, Put	500	(54,124)	120.00	2/9/18	(18,750)
Ulta Beauty, Inc, Call	450	(494,088)	235.00	2/16/18	(83,700)
Total	22,345	$(1,825,051)			$(1,575,050)

40

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.5%
203,293	*	Delphi Automotive plc	$19,288,440
68,988	*	Delphi Technologies plc	3,810,207
128,357		Lear Corp	24,790,871
171,100		Magna International, Inc (Class A)	9,778,365
65,189	*	Visteon Corp	8,479,785
		TOTAL AUTOMOBILES & COMPONENTS	66,147,668

BANKS - 9.4%
214,014		Chemical Financial Corp	12,500,558
191,498		CIT Group, Inc	9,707,034
503,364		Citizens Financial Group, Inc	23,104,408
530,670		Comerica, Inc	50,530,397
499,899		East West Bancorp, Inc	32,948,343
234,493		First Republic Bank	20,998,848
850,080		Hilltop Holdings, Inc	22,263,595
2,676,835		Huntington Bancshares, Inc	43,311,190
826,103		Keycorp	17,678,604
145,588		M&T Bank Corp	27,775,279
728,913		Regions Financial Corp	14,016,997
866,034		SunTrust Banks, Inc	61,228,604
414,811		Synovus Financial Corp	20,902,326
271,213		TCF Financial Corp	5,817,519
109,188		Wintrust Financial Corp	9,379,249
749,340		Zions Bancorporation	40,486,840
		TOTAL BANKS	412,649,791

CAPITAL GOODS - 8.9%
340,000	*	Aecom Technology Corp	13,297,400
275,094	*	AerCap Holdings NV	14,882,585
173,520		Crane Co	17,341,589
262,225		Cummins, Inc	49,298,300
154,729		Fluor Corp	9,392,050
392,337		Hexcel Corp	26,816,234
116,921		Hubbell, Inc	15,895,410
306,233		Ingersoll-Rand plc	28,978,829
454,797		ITT, Inc	25,468,632
121,123	*	JELD-WEN Holding, Inc	4,757,711
489,822		KBR, Inc	9,962,980
284,062		L3 Technologies, Inc	60,351,813
341,226		Masco Corp	15,239,153
90,782	*	Masonite International Corp	6,332,045
278,755	*	SPX FLOW, Inc	12,925,869
1,028,709		Textron, Inc	60,354,357
107,138	*	WABCO Holdings, Inc	16,541,036
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

70,632	e	Wabtec Corp	$5,724,017
		TOTAL CAPITAL GOODS	393,560,010

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
522,344		Republic Services, Inc	35,937,267
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	35,937,267

CONSUMER DURABLES & APPAREL - 2.3%
305,658	e	Mattel, Inc	4,841,623
78,672	*	Mohawk Industries, Inc	22,111,552
510,810		Newell Rubbermaid, Inc	13,505,816
6,919	*	NVR, Inc	21,989,758
201,309		Sony Corp	9,654,995
95,000	*	Steven Madden Ltd	4,389,000
426,355	*	Tempur Sealy International, Inc	25,427,812
		TOTAL CONSUMER DURABLES & APPAREL	101,920,556

CONSUMER SERVICES - 1.7%
216,451		ARAMARK Holdings Corp	9,915,620
118,578		Darden Restaurants, Inc	11,365,701
461,280		ILG, Inc	14,488,805
193,807	*	Red Robin Gourmet Burgers, Inc	10,203,939
157,806		Restaurant Brands International, Inc	9,529,905
162,602		Wyndham Worldwide Corp	20,183,786
		TOTAL CONSUMER SERVICES	75,687,756

DIVERSIFIED FINANCIALS - 4.4%
352,000		Ameriprise Financial, Inc	59,382,400
256,465		Blackstone Mortgage Trust, Inc	7,950,415
893,784	*	E*TRADE Financial Corp	47,102,417
183,145		Lazard Ltd (Class A)	10,726,802
810,962		MFA Mortgage Investments, Inc	5,806,488
336,005		Raymond James Financial, Inc	32,387,522
461,646		Synchrony Financial	18,318,113
220,559		Voya Financial, Inc	11,449,218
		TOTAL DIVERSIFIED FINANCIALS	193,123,375

ENERGY - 10.7%
173,870		Anadarko Petroleum Corp	10,440,893
305,693		Andeavor	33,063,755
185,266		Apache Corp	8,312,885
154,756		Arch Coal, Inc	13,929,588
399,906		Baker Hughes a GE Co	12,856,978
1,223,359	*	Callon Petroleum Co	13,885,125
1,089,838		Capital Product Partners LP	3,607,364
114,850		Cimarex Energy Co	12,886,170
224,620	*	Concho Resources, Inc	35,364,173
583,529	*	Continental Resources, Inc	32,403,365
174,380	*	Diamondback Energy, Inc	21,884,690
126,603	*	Dril-Quip, Inc	6,539,045
423,451	*	Energen Corp	22,116,846
206,136		EQT Corp	11,191,123
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

398,282		Hess Corp	$20,117,224
174,109		HollyFrontier Corp	8,350,268
373,530		Marathon Petroleum Corp	25,874,423
660,020	*	Matador Resources Co	21,391,248
188,565		Oceaneering International, Inc	3,899,524
833,614	*	Parsley Energy, Inc	19,673,290
598,303		Patterson-UTI Energy, Inc	14,131,917
43,546		Pioneer Natural Resources Co	7,964,999
357,510		Plains All American Pipeline LP	7,496,985
466,783	*	Rowan Cos plc	6,871,046
357,806	e	RPC, Inc	7,227,681
703,942	*	RSP Permian, Inc	27,932,418
115,799		Targa Resources Investments, Inc	5,558,352
1,160,503	*	Transocean Ltd (NYSE)	12,521,827
918,881		Williams Cos, Inc	28,843,675
1,001,523	*	WPX Energy, Inc	14,752,434
		TOTAL ENERGY	471,089,311

FOOD, BEVERAGE & TOBACCO - 5.5%
90,305		British American Tobacco plc (ADR)	6,149,771
795,133		Bunge Ltd	63,157,414
849,348		ConAgra Foods, Inc	32,275,224
867,131		Cott Corp	14,446,402
452,387		Lamb Weston Holdings, Inc	26,509,878
259,349		Molson Coors Brewing Co (Class B)	21,790,503
538,236		Pinnacle Foods, Inc	33,338,338
183,421	*	Post Holdings, Inc	13,879,467
403,532		Tyson Foods, Inc (Class A)	30,712,821
		TOTAL FOOD, BEVERAGE & TOBACCO	242,259,818

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
740,000	*	Boston Scientific Corp	20,690,400
207,163		Cardinal Health, Inc	14,872,232
254,036	*	Centene Corp	27,242,821
100,284		Encompass Health Corp	5,307,029
117,296		Humana, Inc	33,057,532
104,404	*	WellCare Health Plans, Inc	21,964,513
398,000		Zimmer Biomet Holdings, Inc	50,593,760
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	173,728,287

INSURANCE - 6.0%
23,203	*	Alleghany Corp	14,564,523
160,260	*	Arch Capital Group Ltd	14,574,044
237,410		Argo Group International Holdings Ltd	14,553,233
189,037		Chubb Ltd	29,518,128
59,609		Everest Re Group Ltd	13,698,148
758,749		Hartford Financial Services Group, Inc	44,584,091
394,176		Lincoln National Corp	32,637,773
313,695		Marsh & McLennan Cos, Inc	26,199,806
336,276		Principal Financial Group	22,732,258
265,334		ProAssurance Corp	14,513,770
43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

69,020		RenaissanceRe Holdings Ltd	$8,775,203
275,445		UnumProvident Corp	14,650,920
365,072		XL Group Ltd	13,449,252
		TOTAL INSURANCE	264,451,149

MATERIALS - 7.0%
485,000		Ashland Global Holdings, Inc	35,206,150
201,189	*	Clearwater Paper Corp	9,465,942
342,707	*	Ferro Corp	8,060,469
1,004,291		First Quantum Minerals Ltd	14,974,550
1,924,404	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	37,525,878
371,657	*	GCP Applied Technologies, Inc	12,413,344
743,732	*	Louisiana-Pacific Corp	22,021,905
288,143		Newmont Mining Corp	11,672,673
798,371		Olin Corp	29,763,271
80,000		Schweitzer-Mauduit International, Inc	3,622,400
574,325		Steel Dynamics, Inc	26,074,355
603,511		Tronox Ltd	11,846,921
374,166		Valvoline, Inc	9,223,192
225,527		Westlake Chemical Corp	25,394,340
78,394		WestRock Co	5,223,392
633,879		WR Grace and Co	46,792,948
		TOTAL MATERIALS	309,281,730

MEDIA - 1.7%
203,770		CBS Corp (Class B)	11,739,190
61,839	*	DISH Network Corp (Class A)	2,900,249
229,335	*	EW Scripps Co (Class A)	3,671,653
1,220,037		Interpublic Group of Cos, Inc	26,706,610
1,727,655	*	MDC Partners, Inc	15,548,895
88,639	*	MSG Networks, Inc	2,127,336
320,000		Viacom, Inc (Class B)	10,694,400
		TOTAL MEDIA	73,388,333

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.7%
716,730		Agilent Technologies, Inc	52,629,484
92,638	*	Jazz Pharmaceuticals plc	13,501,062
97,000		Lonza Group AG.	26,950,139
1,128,010	*	Mylan NV	48,335,229
131,006		PerkinElmer, Inc	10,501,441
525,000		Teva Pharmaceutical Industries Ltd (ADR)	10,715,250
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	162,632,605

REAL ESTATE - 8.6%
307,897		American Assets Trust,Inc	10,856,448
316,518		American Campus Communities, Inc	12,173,282
146,459		AvalonBay Communities, Inc	24,956,613
143,087		Boston Properties, Inc	17,701,293
282,528		Camden Property Trust	24,455,624
1,796,900		Cousins Properties, Inc	16,172,100
850,000		DDR Corp	6,902,000
474,730	*	Equity Commonwealth	14,199,174
44

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

257,168		Gaming and Leisure Properties, Inc	$9,371,202
500,000		GGP, Inc	11,515,000
890,000		HCP, Inc	21,431,200
1,178,157		Host Marriott Corp	24,458,539
400,000		Kennedy-Wilson Holdings, Inc	7,100,000
320,000		Kimco Realty Corp	5,091,200
285,595		Mid-America Apartment Communities, Inc	27,237,195
670,386		Monmouth Real Estate Investment Corp (Class A)	11,456,897
457,159		Park Hotels & Resorts, Inc	13,216,467
570,000		Prologis, Inc	37,112,700
105,000		SL Green Realty Corp	10,554,600
637,323		STORE Capital Corp	15,620,787
380,000		Ventas, Inc	21,268,600
500,000		Washington Prime Group, Inc	3,290,000
286,712		Weingarten Realty Investors	8,472,340
395,000		Welltower, Inc	23,688,150
		TOTAL REAL ESTATE	378,301,411

RETAILING - 1.9%
78,438		Advance Auto Parts, Inc	9,176,462
640,000		Bed Bath & Beyond, Inc	14,771,200
1,514,318	*	Groupon, Inc	8,010,742
681,538	*	Liberty Interactive Corp	19,144,402
1,037,388		Office Depot, Inc	3,371,511
357,872		TJX Companies, Inc	28,744,279
		TOTAL RETAILING	83,218,596

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
730,217		Cypress Semiconductor Corp	12,625,452
41,979		Lam Research Corp	8,039,818
194,733	*	Micron Technology, Inc	8,513,727
842,987	*	ON Semiconductor Corp	20,855,498
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	50,034,495

SOFTWARE & SERVICES - 2.0%
615,404		CA, Inc	22,062,234
96,820	*	Citrix Systems, Inc	8,981,023
247,088	*	Conduent, Inc	4,052,243
265,000		DXC Technology Co	26,380,750
190,805	*	IAC/InterActiveCorp	27,661,001
		TOTAL SOFTWARE & SERVICES	89,137,251

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
1,262,347	*	Ciena Corp	26,862,744
545,228	*	CommScope Holding Co, Inc	21,062,158
686,209	*	Extreme Networks, Inc	10,313,721
477,074		Juniper Networks, Inc	12,475,485
399,184	*,e	Lumentum Holdings, Inc	18,482,219
1,588,761		Nokia Corp	7,641,940
1,195,115		Nokia Oyj (Turquoise)	5,764,689
776,641	*,e	Oclaro, Inc	4,613,248
45

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

369,094		TE Connectivity Ltd	$37,843,208
300,000		Western Digital Corp	26,694,000
368,052		Xerox Corp	12,561,615
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	184,315,027

TELECOMMUNICATION SERVICES - 0.6%
400,327		Telephone & Data Systems, Inc	10,980,970
202,881	*	T-Mobile US, Inc	13,207,553
		TOTAL TELECOMMUNICATION SERVICES	24,188,523

TRANSPORTATION - 3.8%
114,000		Alaska Air Group, Inc	7,493,220
520,000		American Airlines Group, Inc	28,246,400
155,895	*	Avis Budget Group, Inc	7,009,039
143,285		Costamare, Inc	934,218
481,643		CSX Corp	27,342,873
158,683		Delta Air Lines, Inc	9,008,434
102,284		Kansas City Southern Industries, Inc	11,571,389
279,000	*	Kirby Corp	20,897,100
157,485		Norfolk Southern Corp	23,761,337
425,000	*	United Continental Holdings, Inc	28,823,500
		TOTAL TRANSPORTATION	165,087,510

UTILITIES - 10.2%
127,702		Ameren Corp	7,231,764
304,550		American Electric Power Co, Inc	20,946,949
269,717		American Water Works Co, Inc	22,432,363
865,825		Centerpoint Energy, Inc	24,398,949
270,386		CMS Energy Corp	12,099,774
393,871		DTE Energy Co	41,608,532
453,920		Edison International	28,383,617
386,583	*	Evoqua Water Technologies Corp	8,837,287
1,064,222		FirstEnergy Corp	35,012,904
92,169		National Fuel Gas Co	5,138,422
160,008		NextEra Energy, Inc	25,348,467
1,065,000		NiSource, Inc	26,284,200
199,769		NorthWestern Corp	10,855,447
384,338		OGE Energy Corp	12,375,684
150,000		PG&E Corp	6,364,500
333,000		Pinnacle West Capital Corp	26,623,350
600,821		PPL Corp	19,148,165
600,133		Public Service Enterprise Group, Inc	31,128,899
400,595		Sempra Energy	42,871,677
225,000		Southwest Gas Corp	16,555,500
615,000		Vistra Energy Corp	11,992,500
341,226		Xcel Energy, Inc	15,573,555
		TOTAL UTILITIES	451,212,505

		TOTAL COMMON STOCKS	4,401,352,974
		(Cost $2,951,786,882)
46

TIAA-CREF FUNDS - Mid-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.0%

TREASURY DEBT - 0.1%
$2,000,000		United States Treasury Bill	1.266%	02/01/18	$2,000,000
2,020,000		United States Treasury Bill	1.291	02/08/18	2,019,525
		TOTAL TREASURY DEBT			4,019,525

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
37,684,278	c	State Street Navigator Securities Lending Government Money Market Portfolio			37,684,278
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			37,684,278

		TOTAL SHORT-TERM INVESTMENTS			41,703,803
		(Cost $41,703,771)
		TOTAL INVESTMENTS - 100.9%			4,443,056,777
		(Cost $2,993,490,653)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(37,896,002)
		NET ASSETS - 100.0%			$4,405,160,775

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $36,950,151.
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.7%
263,344		Tenneco, Inc	$15,276,585
106,200	*	Visteon Corp	13,814,496
		TOTAL AUTOMOBILES & COMPONENTS	29,091,081

BANKS - 12.0%
436,000		Bank of NT Butterfield & Son Ltd	17,522,840
325,100		Berkshire Hills Bancorp, Inc	12,337,545
545,100	l	Cathay General Bancorp	23,842,674
440,000	*	Customers Bancorp, Inc	13,486,000
184,000	*	Eagle Bancorp, Inc	11,592,000
544,400	*	Essent Group Ltd	25,325,488
253,700	*	FCB Financial Holdings, Inc	13,902,760
117,500		Federal Agricultural Mortgage Corp (Class C)	9,429,375
699,800		First Commonwealth Financial Corp	10,126,106
330,000		First Interstate Bancsystem, Inc	13,810,500
421,900	*	Flagstar Bancorp, Inc	15,715,775
540,500		Hancock Holding Co	29,024,850
281,200		IBERIABANK Corp	23,761,400
2,164,300	*	MGIC Investment Corp	32,074,926
609,791		Oritani Financial Corp	10,183,510
794,530		Provident Financial Services, Inc	20,904,084
1,190,080		Radian Group, Inc	26,265,066
296,900		Simmons First National Corp (Class A)	17,472,565
742,468		Sterling Bancorp/DE	18,376,083
1,047,890		Umpqua Holdings Corp	22,686,818
684,612		United Community Banks, Inc	21,688,508
446,300	*	Walker & Dunlop, Inc	20,730,635
541,700		Washington Federal, Inc	19,447,030
265,200		WesBanco, Inc	10,875,852
295,700		Wintrust Financial Corp	25,400,630
		TOTAL BANKS	465,983,020

CAPITAL GOODS - 10.1%
229,900		Applied Industrial Technologies, Inc	16,955,125
555,543	*	Atkore International Group, Inc	12,988,595
321,380	*	Beacon Roofing Supply, Inc	19,443,490
465,800		Comfort Systems USA, Inc	19,843,080
190,400		Cubic Corp	11,052,720
220,400		Curtiss-Wright Corp	28,797,464
392,166		EMCOR Group, Inc	31,875,253
186,455		EnerSys	13,109,651
143,000		EnPro Industries, Inc	12,582,570
398,500	*	Generac Holdings, Inc	19,498,605
395,300	*	GMS, Inc	13,550,884
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

412,700		Hillenbrand, Inc	$18,282,610
248,500		ITT, Inc	13,916,000
391,461	*	JELD-WEN Holding, Inc	15,376,588
124,550		Kadant, Inc	12,486,138
451,700	*	Mastec, Inc	24,120,780
168,790	*	Moog, Inc (Class A)	15,201,227
110,028		Mueller Industries, Inc	3,640,827
323,225	*	Patrick Industries, Inc	20,702,561
705,900	*	Rexnord Corp	19,842,849
80,300	*	Teledyne Technologies, Inc	15,330,876
204,446	*	Trex Co, Inc	22,814,129
478,900	*	Univar, Inc	14,299,954
		TOTAL CAPITAL GOODS	395,711,976

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
885,600	*	ACCO Brands Corp	10,494,360
239,500		Brink’s Co	19,974,300
223,267		Exponent, Inc	16,555,248
199,900		Healthcare Services Group	11,030,482
404,600		Herman Miller, Inc	16,386,300
303,246		Insperity, Inc	18,573,818
335,000	*	TriNet Group, Inc	14,696,450
347,856		Viad Corp	19,758,221
165,975	*	WageWorks, Inc	10,049,786
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	137,518,965

CONSUMER DURABLES & APPAREL - 3.0%
948,400		Callaway Golf Co	14,007,868
183,340		Columbia Sportswear Co	13,689,998
53,600	*	Deckers Outdoor Corp	4,594,056
304,800	*	M/I Homes, Inc	9,857,232
248,400	*	Malibu Boats Inc	8,261,784
300,400	*	Skechers U.S.A., Inc (Class A)	12,373,476
333,600	*	Steven Madden Ltd	15,412,320
610,900	*	Taylor Morrison Home Corp	15,535,187
230,878	*	TopBuild Corp	17,671,402
99,700		Tupperware Corp	5,758,672
		TOTAL CONSUMER DURABLES & APPAREL	117,161,995

CONSUMER SERVICES - 4.4%
144,700	*	Bright Horizons Family Solutions	14,209,540
44,100	*	Buffalo Wild Wings, Inc	6,923,700
1,199,800	*	Caesars Entertainment Corp	16,737,210
270,100		Choice Hotels International, Inc	22,188,715
88,570		Churchill Downs, Inc	22,939,630
675,600	*	Denny’s Corp	10,127,244
314,701	*	Grand Canyon Education, Inc	29,264,046
453,000		ILG, Inc	14,228,730
449,800		Red Rock Resorts, Inc	15,621,554
361,400		Texas Roadhouse, Inc (Class A)	21,221,408
		TOTAL CONSUMER SERVICES	173,461,777
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 3.8%
422,100		Artisan Partners Asset Management, Inc	$16,525,215
854,100		BGC Partners, Inc (Class A)	12,222,171
306,638		Evercore Partners, Inc (Class A)	30,832,451
261,400		Houlihan Lokey, Inc	12,468,780
160,000	e	iShares Russell 2000 Index Fund	25,017,600
862,800		New Residential Investment Corp	14,917,812
1,362,560	*	SLM Corp	15,587,686
312,926		Stifel Financial Corp	21,128,764
		TOTAL DIVERSIFIED FINANCIALS	148,700,479

ENERGY - 4.7%
481,100	*	C&J Energy Services, Inc	14,731,282
576,912		Delek US Holdings, Inc	20,128,460
283,648	*	Exterran Corp	8,191,754
545,700		Green Plains Renewable Energy, Inc	9,549,750
774,700	*	Helix Energy Solutions Group, Inc	5,833,491
1,518,300	*	McDermott International, Inc	13,330,674
1,257,000	*	Newpark Resources, Inc	11,438,700
1,495,500	*	Oasis Petroleum, Inc	12,951,030
502,939	*	Par Pacific Holdings, Inc	9,168,578
397,900	*	PDC Energy, Inc	20,631,115
444,100	*	Peabody Energy Corp	17,946,081
490,200	*	Rowan Cos plc	7,215,744
461,600	*	RSP Permian, Inc	18,316,288
405,721	*,e	SandRidge Energy, Inc	7,258,349
962,300	*	Ultra Petroleum Corp	6,716,854
		TOTAL ENERGY	183,408,150

FOOD & STAPLES RETAILING - 0.4%
578,100	*	Sprouts Farmers Market, Inc	16,146,333
		TOTAL FOOD & STAPLES RETAILING	16,146,333

FOOD, BEVERAGE & TOBACCO - 1.4%
68,600	*	Boston Beer Co, Inc (Class A)	13,023,710
117,700	e	Calavo Growers, Inc	10,239,900
142,216		Lancaster Colony Corp	18,260,534
678,079		Vector Group Ltd	14,443,083
		TOTAL FOOD, BEVERAGE & TOBACCO	55,967,227

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
1,098,400	*	Allscripts Healthcare Solutions, Inc	16,377,144
142,947	*	Anika Therapeutics, Inc	9,537,424
318,500	*	Halyard Health, Inc	15,545,985
252,220		Hill-Rom Holdings, Inc	21,521,933
685,900	*	HMS Holdings Corp	11,749,467
78,210	*	ICU Medical, Inc	17,906,179
582,000	*	Lantheus Holdings, Inc	13,386,000
182,900	*	Magellan Health Services, Inc	18,216,840
280,800	*	Masimo Corp	26,462,592
514,563	*	Merit Medical Systems, Inc	23,901,451
140,300	*	Molina Healthcare, Inc	12,817,808
230,100	*	NuVasive, Inc	11,244,987
804,176	*	OraSure Technologies, Inc	17,498,870
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

256,500	*	Orthofix International NV	$14,733,360
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	230,900,040

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
267,900	*	Central Garden and Pet Co (Class A)	10,105,188
166,860	*	USANA Health Sciences, Inc	12,456,099
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	22,561,287

INSURANCE - 1.4%
790,615		American Equity Investment Life Holding Co	26,090,295
194,200		Employers Holdings, Inc	8,234,080
772,600	*	Third Point Reinsurance Ltd	11,009,550
256,076		Universal Insurance Holdings, Inc	7,528,634
		TOTAL INSURANCE	52,862,559

MATERIALS - 4.9%
114,500		Ashland Global Holdings, Inc	8,311,555
267,500		Carpenter Technology Corp	13,749,500
815,900	*	Coeur Mining, Inc	6,559,836
742,000		Commercial Metals Co	17,837,680
315,737	*	Ferro Corp	7,426,134
673,900	*,m	Ferroglobe plc	0
217,000		Innospec, Inc	15,580,600
295,407	*	Koppers Holdings, Inc	13,529,641
246,500	*	Kraton Polymers LLC	12,389,090
242,440		Minerals Technologies, Inc	18,219,366
171,200		Reliance Steel & Aluminum Co	14,995,408
583,715		Schnitzer Steel Industries, Inc (Class A)	19,963,053
103,700		Stepan Co	8,132,154
200,000		Tronox Ltd	3,926,000
146,400	*,e	US Concrete, Inc	11,397,240
385,100	*	Worthington Industries, Inc	18,007,276
		TOTAL MATERIALS	190,024,533

MEDIA - 0.8%
58,700	*	Madison Square Garden Co	12,669,808
826,700		New York Times Co (Class A)	19,220,775
		TOTAL MEDIA	31,890,583

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
1,321,100	*	Achillion Pharmaceuticals, Inc	3,500,915
117,000	*	Aerie Pharmaceuticals, Inc	6,417,450
331,800	*	Amicus Therapeutics, Inc	5,381,796
477,400	*	Amphastar Pharmaceuticals, Inc	8,898,736
270,222	*	Ardelyx, Inc	1,959,110
284,712	*	Arena Pharmaceuticals, Inc	10,653,923
948,339	*	Array Biopharma, Inc	14,054,384
43,300	*	Avexis, Inc	5,357,509
57,000	*	Bluebird Bio, Inc	11,679,300
166,800	*	Blueprint Medicines Corp	13,118,820
245,000	*	Calithera Biosciences, Inc	1,960,000
305,226	*	Cambrex Corp	17,199,485
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

489,700	*	Catalent, Inc	$22,790,638
41,100	*	Clovis Oncology, Inc	2,486,550
262,400	*	Concert Pharmaceuticals Inc	5,268,992
319,500	*,e	Corcept Therapeutics, Inc	7,353,293
110,100	*	Editas Medicine, Inc	4,019,751
84,200	*	Esperion Thereapeutics, Inc	6,105,342
146,926	*	FibroGen, Inc	8,602,517
218,660	*	Five Prime Therapeutics, Inc	4,373,200
216,400	*	Global Blood Therapeutics, Inc	12,529,560
104,800	*	Heron Therapeutics, Inc	2,268,920
855,600	*	Horizon Pharma plc	12,448,980
824,200	*,e	Immunogen, Inc	7,566,156
116,700	*	Insmed, Inc	2,968,848
218,200	*	Intersect ENT, Inc	8,149,770
366,100	*	Karyopharm Therapeutics, Inc	4,327,302
118,200	*,e	Medicines Co	3,915,966
60,000	*	MyoKardia, Inc	3,096,000
448,300	*	Nektar Therapeutics	37,482,363
831,700	*,e	Pacific Biosciences of California, Inc	2,362,028
295,550		Phibro Animal Health Corp	10,063,478
172,900	*	Portola Pharmaceuticals, Inc	8,871,499
255,567	*	PRA Health Sciences, Inc	23,271,931
70,800	*,e	Prothena Corp plc	2,959,440
218,700	*	PTC Therapeutics, Inc	5,749,623
110,300	*	Puma Biotechnology, Inc	7,373,555
276,230	*	Retrophin, Inc	6,604,659
64,900	*	Sage Therapeutics, Inc	12,318,020
654,400	*	Sangamo Biosciences, Inc	13,644,240
150,200	*,e	Sarepta Therapeutics, Inc	9,844,108
568,830	*	Spectrum Pharmaceuticals, Inc	12,252,598
270,863	*	Syneos Health, Inc	10,387,596
96,524	*	Ultragenyx Pharmaceutical, Inc	5,149,555
503,200	*	Vanda Pharmaceuticals, Inc	7,975,720
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	394,763,626

REAL ESTATE - 5.5%
301,870		American Assets Trust,Inc	10,643,936
624,700		CareTrust REIT, Inc	9,926,483
288,233		Chatham Lodging Trust	6,456,419
1,554,400		Cousins Properties, Inc	13,989,600
1,354,800		DiamondRock Hospitality Co	15,932,448
237,580		Entertainment Properties Trust	14,031,475
731,950		First Industrial Realty Trust, Inc	22,587,977
594,680		Hersha Hospitality Trust	11,031,314
293,400		HFF, Inc (Class A)	14,438,214
625,100		Medical Properties Trust, Inc	8,176,308
323,800		Potlatch Corp	17,129,020
624,255		Preferred Apartment Communities, Inc	10,406,331
160,328		PS Business Parks, Inc	19,577,652
931,600		Sabra Healthcare REIT, Inc	16,861,960
137,499		Saul Centers, Inc	7,525,320
756,543		Xenia Hotels & Resorts, Inc	16,795,255
		TOTAL REAL ESTATE	215,509,712
52

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 2.2%
341,400		Aaron’s, Inc	$13,959,846
268,000		Caleres, Inc	7,943,520
102,640		Children’s Place Retail Stores, Inc	15,375,472
182,400		DSW, Inc (Class A)	3,653,472
699,900	*	Express Parent LLC	4,885,302
166,500		Foot Locker, Inc	8,183,475
367,400		Nutri/System, Inc	15,890,050
311,300	e	PetMed Express, Inc	14,070,760
24,300	*,e	RH	2,283,957
		TOTAL RETAILING	86,245,854

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
199,841	*	Advanced Energy Industries, Inc	14,214,690
437,400		Brooks Automation, Inc	12,203,460
160,189		Cabot Microelectronics Corp	16,321,657
341,368	*	Ceva, Inc	15,020,192
51,300	*	Cirrus Logic, Inc	2,542,941
311,200	*	Diodes, Inc	8,772,728
707,800	*	Formfactor, Inc	10,156,930
236,800	*	Integrated Device Technology, Inc	7,080,320
228,400		MKS Instruments, Inc	23,365,320
358,500	*	Nanometrics, Inc	8,880,045
857,100	*	Rambus, Inc	10,825,173
182,400	*	Silicon Laboratories, Inc	17,546,880
351,000		Xperi Corp	7,879,950
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	154,810,286

SOFTWARE & SERVICES - 9.3%
363,700	*	Acxiom Corp	9,845,359
172,150	*	CACI International, Inc (Class A)	24,195,682
193,200	*	Callidus Software, Inc	6,945,540
331,700	*	Cornerstone OnDemand, Inc	13,642,821
322,300		CSG Systems International, Inc	14,558,291
233,314	*	EPAM Systems, Inc	27,409,729
123,400	*	Etsy, Inc	2,314,984
121,400	*	Euronet Worldwide, Inc	11,395,818
737,478		EVERTEC, Inc	11,541,531
299,671	*	ExlService Holdings, Inc	18,205,013
150,400		Fair Isaac Corp	25,968,064
111,700	*	HubSpot, Inc	10,840,485
207,800		Mantech International Corp (Class A)	10,820,146
57,360	*	MicroStrategy, Inc (Class A)	7,900,193
407,300	*	MuleSoft, Inc	10,011,434
855,550	*	Nuance Communications, Inc	15,237,345
395,016		Progress Software Corp	19,683,647
154,300	*	Proofpoint, Inc	15,741,686
215,800	*	Qualys, Inc	13,487,500
651,200	*	Quotient Technology, Inc	7,684,160
73,886	*	RingCentral, Inc	4,012,010
231,800		Science Applications International Corp	17,767,470
942,800		TiVo Corp	13,152,060
53

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

425,200	*	Verint Systems, Inc	$17,752,100
211,600	*	Virtusa Corp	9,441,592
412,679	*	Website Pros, Inc	9,594,787
268,600	*	Yelp, Inc	11,770,052
		TOTAL SOFTWARE & SERVICES	360,919,499

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
194,200	*	Anixter International, Inc	16,254,540
561,010	*	ARRIS International plc	14,193,553
708,271	*	Ciena Corp	15,072,007
481,800	*	Electro Scientific Industries, Inc	11,283,756
228,800	*	Fabrinet	5,676,528
161,380	*	Finisar Corp	2,898,385
226,949	*	II-VI, Inc	9,679,375
435,120	*	NCR Corp	16,321,351
65,800	*	Rogers Corp	10,842,524
289,744	*	Sanmina Corp	7,576,805
170,200		SYNNEX Corp	20,888,646
220,500	*	Tech Data Corp	22,109,535
331,484	*	TTM Technologies, Inc	5,466,171
1,106,500	*	Viavi Solutions, Inc	9,493,770
110,100	*	Zebra Technologies Corp (Class A)	13,559,916
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	181,316,862

TELECOMMUNICATION SERVICES - 1.0%
460,990		Telephone & Data Systems, Inc	12,644,956
2,219,690	*	Vonage Holdings Corp	24,838,331
		TOTAL TELECOMMUNICATION SERVICES	37,483,287

TRANSPORTATION - 2.3%
89,000	*	Avis Budget Group, Inc	4,001,440
106,700		Copa Holdings S.A. (Class A)	14,759,811
531,300	*	Echo Global Logistics, Inc	15,513,960
404,400		Hawaiian Holdings, Inc	15,104,340
246,100	*,e	Hertz Global Holdings, Inc	5,643,073
99,200		Knight-Swift Transportation Holdings, Inc	4,939,168
264,300		Skywest, Inc	14,734,725
380,000		Werner Enterprises, Inc	15,466,000
		TOTAL TRANSPORTATION	90,162,517

UTILITIES - 3.0%
393,823		Avista Corp	19,832,927
297,678		NorthWestern Corp	16,175,822
566,291		NRG Yield, Inc (Class A)	10,663,260
223,200		ONE Gas, Inc	15,809,256
323,666		Ormat Technologies, Inc	22,682,513
259,800		Otter Tail Corp	11,067,480
259,690		Southwest Gas Corp	19,107,990
		TOTAL UTILITIES	115,339,248

		TOTAL COMMON STOCKS	3,887,940,896
		(Cost $3,119,047,294)
54

TIAA-CREF FUNDS - Small-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.2%
$8,400,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	$8,400,000
		TOTAL GOVERNMENT AGENCY DEBT			8,400,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
64,303,819	c	State Street Navigator Securities Lending Government Money Market Portfolio			64,303,819
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			64,303,819

		TOTAL SHORT-TERM INVESTMENTS			72,703,819
		(Cost $72,703,819)
		TOTAL INVESTMENTS - 101.6%			3,960,644,715
		(Cost $3,191,751,113)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%			(61,979,124)
		NET ASSETS - 100.0%			$3,898,665,591

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $60,927,544.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of January 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	55	3/16/18	$4,269,660	$4,334,000	$64,340
55

TIAA-CREF FUNDS - Small-Cap Equity Fund

Bilateral total return swap contracts outstanding as of January 31, 2018 were as follows (See Note 3):

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	Value	Unrealized appreciation (depreciation)
GSCBTINY Index	1M LIBOR + 0.160%	Total return of GSCBTINY as specified in contract	Goldman Sachs	3/2/18	$39,010,727	$39,010,727	$—
RU20INTR Index	Total return of RU20INTR as specified in contract	1M LIBOR + 0.060%	Goldman Sachs	3/2/18	19,386,722	19,386,722	—
RU25INTR Index	Total return of RU25INTR as specified in contract	1M LIBOR + 0.050%	Goldman Sachs	3/2/18	19,348,485	19,348,485	—
Total							$—

Abbreviation(s):
LIBOR London Interbank Offered Rate
M Month
56

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS
SMALL/MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 2.1%
31,549		Lear Corp	$6,093,374
40,772		Thor Industries, Inc	5,571,902
27,066	*	Visteon Corp	3,520,745
		TOTAL AUTOMOBILES & COMPONENTS	15,186,021

BANKS - 7.6%
87,859		Bank of NT Butterfield & Son Ltd	3,531,053
73,280		BankUnited	3,007,411
76,282		Beneficial Bancorp, Inc	1,239,583
23,155	*	Cadence BanCorp	647,877
54,722		Cathay General Bancorp	2,393,540
69,631		Central Pacific Financial Corp	2,058,989
11,941		Charter Financial Corp	229,625
7,350		CoBiz, Inc	147,441
28,527		ConnectOne Bancorp, Inc	831,562
65,470	*	Essent Group Ltd	3,045,664
533,854	*	First Bancorp (Puerto Rico)	3,203,124
4,499		First Financial Corp	208,304
33,674		First Hawaiian, Inc	973,179
71,974		First Horizon National Corp	1,429,404
2,824		First Republic Bank	252,889
46,146		Heritage Commerce Corp	738,797
16,853	*	HomeTrust Bancshares, Inc	427,224
64,800		LegacyTexas Financial Group, Inc	2,853,792
85,791		National Bank Holdings Corp	2,851,693
7,710		NBT Bancorp, Inc	284,576
124,124		OFG Bancorp	1,415,014
32,226		PacWest Bancorp	1,689,609
16,854		Peoples Bancorp, Inc	600,171
11,970		Preferred Bank	771,107
19,996	*	SVB Financial Group	4,930,014
76,400		Synovus Financial Corp	3,849,796
100,186		TFS Financial Corp	1,464,719
37,902	*	The Bancorp, Inc	400,624
30,275		Trico Bancshares	1,119,570
31,035	*	Triumph Bancorp, Inc	1,194,848
123,424		Trustco Bank Corp NY	1,061,446
15,840		United Financial Bancorp, Inc (New)	265,478
15,092	*	Walker & Dunlop, Inc	701,023
54,259	*	Western Alliance Bancorp	3,182,833
45,020		Zions Bancorporation	2,432,431
		TOTAL BANKS	55,434,410
57

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 13.1%
12,882	*	American Woodmark Corp	$1,750,020
38,063		Applied Industrial Technologies, Inc	2,807,146
62,565	*	Atkore International Group, Inc	1,462,770
78,968	*	Builders FirstSource, Inc	1,691,494
89,403		BWX Technologies, Inc	5,671,726
46,201		Comfort Systems USA, Inc	1,968,163
57,082		EMCOR Group, Inc	4,639,625
15,305		EnPro Industries, Inc	1,346,687
26,507	*	Foundation Building Materials, Inc	393,099
75,107		Global Brass & Copper Holdings, Inc	2,414,690
66,208	*	GMS, Inc	2,269,610
100,656		Graco, Inc	4,710,701
140,735	*	Harsco Corp	2,519,156
75,002		HEICO Corp (Class A)	4,938,882
34,482		Hubbell, Inc	4,687,828
8,800		Hyster-Yale Materials Handling, Inc	745,272
76,413		ITT, Inc	4,279,128
8,200		Jacobs Engineering Group, Inc	569,572
28,194	*	JELD-WEN Holding, Inc	1,107,460
9,205		Kadant, Inc	922,801
14,437		Lennox International, Inc	3,145,967
9,775	*	Lydall, Inc	467,245
94,819	*	Milacron Holdings Corp	1,798,716
184,713	*	MRC Global, Inc	3,321,140
17,719		MSC Industrial Direct Co (Class A)	1,663,460
24,770		Mueller Industries, Inc	819,639
60,570	*	MYR Group, Inc	2,052,112
39,747		Oshkosh Truck Corp	3,605,848
33,900		Owens Corning, Inc	3,151,683
32,796	*	Ply Gem Holdings, Inc	703,474
87,210	*	Quanta Services, Inc	3,356,713
47,730		Spirit Aerosystems Holdings, Inc (Class A)	4,885,643
38,067	*	SPX Corp	1,189,594
43,735	*	SPX FLOW, Inc	2,027,992
49,340	*	Thermon Group Holdings	1,143,701
107,103	*	Univar, Inc	3,198,096
102,138		Universal Forest Products, Inc	3,812,811
33,584	*	Vectrus, Inc	1,020,954
11,790	*	WABCO Holdings, Inc	1,820,258
15,102		Watts Water Technologies, Inc (Class A)	1,204,384
		TOTAL CAPITAL GOODS	95,285,260

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
16,583		Brady Corp (Class A)	634,300
37,085		Ceco Environmental Corp	167,995
95,500		Insperity, Inc	5,849,375
53,769		KAR Auction Services, Inc	2,932,561
87,522		Kforce, Inc	2,271,196
38,029		Kimball International, Inc (Class B)	706,199
48,583		Korn/Ferry International	2,164,859
19,506		Manpower, Inc	2,562,893
22,978		Quad Graphics, Inc	508,273
20,500		Robert Half International, Inc	1,186,540
58

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

20,200	*	SP Plus Corp	$778,710
45,936	*	TriNet Group, Inc	2,015,212
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	21,778,113

CONSUMER DURABLES & APPAREL - 3.1%
8,100	*	Cavco Industries, Inc	1,240,515
23,640		Hooker Furniture Corp	878,226
48,737	*	Lululemon Athletica, Inc	3,811,721
32,608	*	M/I Homes, Inc	1,054,543
71,129		MCBC Holdings, Inc	1,719,188
67,200	*	Michael Kors Holdings Ltd	4,435,200
1,169	*	NVR, Inc	3,715,281
81,932	*	Skechers U.S.A., Inc (Class A)	3,374,779
91,490	*	Taylor Morrison Home Corp	2,326,590
		TOTAL CONSUMER DURABLES & APPAREL	22,556,043

CONSUMER SERVICES - 3.6%
95,990		ARAMARK Holdings Corp	4,397,302
33,730		Bloomin’ Brands, Inc	743,072
98,279	*	Bridgepoint Education, Inc	759,697
9,247	*	Buffalo Wild Wings, Inc	1,451,779
55,208	*	Career Education Corp	684,579
4,000		Domino’s Pizza, Inc	867,400
158,929		Extended Stay America, Inc	3,215,134
34,923	*	Hilton Grand Vacations, Inc	1,570,487
40,473	*	Hyatt Hotels Corp	3,290,455
53,881		ILG, Inc	1,692,402
20,572	*	K12, Inc	356,924
84,241	*	La Quinta Holdings, Inc	1,678,923
40,594	*	Regis Corp	646,256
81,500	*	ServiceMaster Global Holdings, Inc	4,296,680
9,841		Speedway Motorsports, Inc	204,201
29,916	*	Zoe’s Kitchen, Inc	440,364
		TOTAL CONSUMER SERVICES	26,295,655

DIVERSIFIED FINANCIALS - 4.4%
85,261	*	Cannae Holdings, Inc	1,484,394
70,363	*	E*TRADE Financial Corp	3,708,130
31,549		Evercore Partners, Inc (Class A)	3,172,252
68,418	*	Green Dot Corp	4,191,287
20,226		Houlihan Lokey, Inc	964,780
33,086	*	INTL FCStone, Inc	1,439,241
154,895		Ladenburg Thalmann Financial Services, Inc	481,723
71,003		LPL Financial Holdings, Inc	4,236,039
50,673		Moelis & Co	2,619,794
14,533		Morningstar, Inc	1,396,912
28,665		MSCI, Inc (Class A)	3,991,028
50,635		MTGE Investment Corp	860,795
162,164		OM Asset Management plc	2,901,114
4,755		Piper Jaffray Cos	438,887
		TOTAL DIVERSIFIED FINANCIALS	31,886,376
59

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 4.9%
178,673	*,e	Approach Resources, Inc	$596,768
44,548	*	Basic Energy Services, Inc	868,241
309,596	*	Bill Barrett Corp	1,588,228
55,584	*	Bonanza Creek Energy, Inc	1,556,908
49,852	*	C&J Energy Services, Inc	1,526,468
491,478	*	Clean Energy Fuels Corp	771,620
21,714		Delek US Holdings, Inc	757,601
547,507	*	Denbury Resources, Inc	1,330,442
6,520	*	Diamondback Energy, Inc	818,260
112,000	*	Eclipse Resources Corp	239,680
54,435	*	Energen Corp	2,843,140
25,318	*	Exterran Corp	731,184
132,230	*	Keane Group, Inc	2,185,762
7,964	*	Midstates Petroleum Co, Inc	130,689
40,809	*	Newfield Exploration Co	1,292,013
45,570	*	Parsley Energy, Inc	1,075,452
77,814	*	Peabody Energy Corp	3,144,464
149,443	*	Questar Market Resources, Inc	1,398,786
142,333	*	Renewable Energy Group, Inc	1,522,963
114,421	*	Superior Energy Services	1,195,699
260,624	*	Transocean Ltd (NYSE)	2,812,133
380,981	*	W&T Offshore, Inc	1,843,948
101,616	*	Whiting Petroleum Corp	2,837,119
68,619		World Fuel Services Corp	1,913,784
57,197	*	WPX Energy, Inc	842,512
		TOTAL ENERGY	35,823,864

FOOD & STAPLES RETAILING - 1.4%
60,509	*	Performance Food Group Co	2,078,484
136,064	*,e	Rite Aid Corp	296,619
92,921		Spartan Stores, Inc	2,264,485
50,174	*	Sprouts Farmers Market, Inc	1,401,360
135,068	*	US Foods Holding Corp	4,339,735
		TOTAL FOOD & STAPLES RETAILING	10,380,683

FOOD, BEVERAGE & TOBACCO - 2.0%
16,367		Ingredion, Inc	2,350,956
93,570		Lamb Weston Holdings, Inc	5,483,202
71,198		Pinnacle Foods, Inc	4,410,004
30,819	*	Post Holdings, Inc	2,332,074
		TOTAL FOOD, BEVERAGE & TOBACCO	14,576,236

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
7,382		Cooper Cos, Inc	1,806,154
94,891	*	Cross Country Healthcare, Inc	1,329,423
39,970	*	Cutera, Inc	1,982,512
207,728	*	Diplomat Pharmacy, Inc	5,606,579
64,200		Encompass Health Corp	3,397,464
32,966	*	Globus Medical, Inc	1,517,755
58,531		Hill-Rom Holdings, Inc	4,994,450
25,050	*	Integer Holding Corp	1,256,257
31,857	*	iRhythm Technologies, Inc	1,899,633
34,070	*	Orthofix International NV	1,956,981
60

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

30,003	*	Oxford Immunotec Global plc	$348,335
44,341	*	Providence Service Corp	2,852,457
15,243	*,e	Sientra, Inc	192,214
32,230		STERIS Plc	2,930,352
17,787	*	Triple-S Management Corp (Class B)	408,745
64,340	*	Veeva Systems, Inc	4,044,412
23,045	*	Vocera Communications, Inc	675,218
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	37,198,941

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
51,680		Energizer Holdings, Inc	3,008,810
21,345		Medifast, Inc	1,466,615
5,412		Spectrum Brands, Inc	641,105
20,259	*	USANA Health Sciences, Inc	1,512,334
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,628,864

INSURANCE - 2.8%
44,132		American Equity Investment Life Holding Co	1,456,356
58,587		Aspen Insurance Holdings Ltd	2,188,225
22,337		Assurant, Inc	2,043,389
33,708		Axis Capital Holdings Ltd	1,703,265
33,871		Brown & Brown, Inc	1,777,550
21,817		Crawford & Co (Class B)	205,734
8,352		Erie Indemnity Co (Class A)	991,884
3,200		Everest Re Group Ltd	735,360
59,712		ProAssurance Corp	3,266,246
35,839		Reinsurance Group of America, Inc (Class A)	5,614,179
		TOTAL INSURANCE	19,982,188

MATERIALS - 5.0%
19,600	*	AgroFresh Solutions, Inc	147,784
27,287		American Vanguard Corp	577,120
40,593		Avery Dennison Corp	4,979,949
73,910	*	Berry Plastics Group, Inc	4,374,733
37,253		Boise Cascade Co	1,655,896
44,800		Carpenter Technology Corp	2,302,720
37,916	*	Crown Holdings, Inc	2,201,024
118,765	*	Ferro Corp	2,793,353
43,700	*	Ingevity Corp	3,170,435
17,854	*	Omnova Solutions, Inc	196,394
93,800	*	Platform Specialty Products Corp	1,098,398
26,078		Reliance Steel & Aluminum Co	2,284,172
27,719		Schweitzer-Mauduit International, Inc	1,255,116
22,840		Sensient Technologies Corp	1,641,054
23,960		Stepan Co	1,878,943
126,846		Tronox Ltd	2,489,987
41,990		WR Grace and Co	3,099,702
		TOTAL MATERIALS	36,146,780

MEDIA - 1.2%
59,350	*	AMC Networks, Inc	3,061,866
9,140	*	Madison Square Garden Co	1,972,778
92,448		Tribune Co	3,937,361
		TOTAL MEDIA	8,972,005
61

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
8,816	*	Alnylam Pharmaceuticals, Inc	$1,145,904
24,490	*	Amicus Therapeutics, Inc	397,228
25,124	*	ANI Pharmaceuticals, Inc	1,687,328
44,444	*	Arena Pharmaceuticals, Inc	1,663,095
19,993	*	Bio-Rad Laboratories, Inc (Class A)	5,168,790
11,007		Bio-Techne Corp	1,544,172
2,500	*	Bluebird Bio, Inc	512,250
128,690		Bruker BioSciences Corp	4,582,651
88,410	*	Catalent, Inc	4,114,601
35,091	*	Charles River Laboratories International, Inc	3,699,995
4,200	*	Clovis Oncology, Inc	254,100
52,941	*,e	Corcept Therapeutics, Inc	1,218,437
87,815	*	Enzo Biochem, Inc	646,318
80,152	*	Exelixis, Inc	2,429,407
175,100	*	Immunogen, Inc	1,607,418
89,832	*,e	MiMedx Group, Inc	1,504,686
6,500	*	Neurocrine Biosciences, Inc	555,555
79,751	*,e	NewLink Genetics Corp	657,946
49,970		PerkinElmer, Inc	4,005,595
17,482		Phibro Animal Health Corp	595,262
15,934	*	Prestige Brands Holdings, Inc	666,519
55,600	*	QIAGEN NV	1,862,044
24,121	*	Retrophin, Inc	576,733
85,000	*	Sangamo Biosciences, Inc	1,772,250
9,000	*	Seattle Genetics, Inc	470,700
110,295	*	Vanda Pharmaceuticals, Inc	1,748,176
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	45,087,160

REAL ESTATE - 8.3%
57,179		Ashford Hospitality Prime, Inc	515,755
170,870		Brixmor Property Group, Inc	2,773,220
49,828		Camden Property Trust	4,313,112
38,901		CatchMark Timber Trust Inc	512,326
157,975		Columbia Property Trust, Inc	3,458,073
25,059		CoreCivic, Inc	581,619
38,717		Douglas Emmett, Inc	1,497,186
77,200	*	Equity Commonwealth	2,309,052
51,369	e	Farmland Partners, Inc	418,657
32,482		First Industrial Realty Trust, Inc	1,002,395
126,137		Forest City Realty Trust, Inc	2,960,435
18,386		Four Corners Property Trust, Inc	433,910
83,484		Gaming and Leisure Properties, Inc	3,042,157
63,500		Getty Realty Corp	1,666,240
20,741		Highwoods Properties, Inc	993,079
114,294		Kennedy-Wilson Holdings, Inc	2,028,718
46,614		Kite Realty Group Trust	785,912
102,517		Liberty Property Trust	4,245,229
81,883		Mack-Cali Realty Corp	1,643,392
43,429		MedEquities Realty Trust, Inc	474,245
8,506		Mid-America Apartment Communities, Inc	811,217
62

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

81,282		Monmouth Real Estate Investment Corp (Class A)	$1,389,109
34,268		NexPoint Residential Trust, Inc	908,445
14,367		One Liberty Properties, Inc	351,129
103,390		Outfront Media, Inc	2,315,936
104,647		Piedmont Office Realty Trust, Inc	2,042,709
8,328		PS Business Parks, Inc	1,016,932
28,515		Regency Centers Corp	1,793,879
230,516		Retail Properties of America, Inc	2,777,718
39,000		Rexford Industrial Realty, Inc	1,157,910
159,200		RLJ Lodging Trust	3,680,704
17,432		RMR Group, Inc	1,128,722
46,863		Sun Communities, Inc	4,163,309
13,747		Taubman Centers, Inc	847,503
		TOTAL REAL ESTATE	60,039,934

RETAILING - 4.4%
72,513		American Eagle Outfitters, Inc	1,305,234
25,787	*	Barnes & Noble Education, Inc	171,484
72,540		Big Lots, Inc	4,408,981
39,466	*	Burlington Stores, Inc	4,803,407
54,473	*	Carvana Co	1,039,890
53,554		Citi Trends, Inc	1,259,054
64,932		Core-Mark Holding Co, Inc	1,434,348
93,276		Finish Line, Inc (Class A)	1,056,817
85,173	*	Francesca’s Holdings Corp	496,559
39,090	*	Overstock.com, Inc	2,685,483
32,702	*,e	RH	3,073,661
110,074	*	Sleep Number Corp	4,143,185
85,363		Tilly’s, Inc	1,273,616
47,077	*	Vitamin Shoppe, Inc	200,077
35,226	*	Wayfair, Inc	3,241,144
59,472	*	Zumiez, Inc	1,234,044
		TOTAL RETAILING	31,826,984

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
67,241	*	Alpha & Omega Semiconductor Ltd	1,128,976
138,680		Brooks Automation, Inc	3,869,172
57,781	*	First Solar, Inc	3,881,150
116,192		Marvell Technology Group Ltd	2,710,759
83,000	*	Microsemi Corp	5,128,570
25,701	*	ON Semiconductor Corp	635,843
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	17,354,470

SOFTWARE & SERVICES - 8.5%
212,519	*	A10 Networks, Inc	1,302,742
65,390	*	Aspen Technology, Inc	5,064,455
51,262	*	Black Knight, Inc	2,537,469
70,626		Booz Allen Hamilton Holding Co	2,767,127
181,782	*	Box, Inc	4,042,832
8,524	*	CACI International, Inc (Class A)	1,198,048
64,482	*	Cadence Design Systems, Inc	2,892,663
60,541	*	Care.com, Inc	1,110,322
44,617	*	CommerceHub, Inc	860,662
63

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

32,620		CSG Systems International, Inc	$1,473,445
37,158		DST Systems, Inc	3,097,862
36,937	*	Envestnet, Inc	1,985,364
13,701	*	EPAM Systems, Inc	1,609,594
43,729	*	Everi Holdings, Inc	338,462
92,189		EVERTEC, Inc	1,442,758
145,805	*	Five9, Inc	3,792,388
44,031		Hackett Group, Inc	704,936
96,800	*	Hortonworks, Inc	1,931,160
15,538	*	IAC/InterActiveCorp	2,252,544
53,188		Leidos Holdings, Inc	3,542,321
150,799	*	Limelight Networks, Inc	660,500
10,000		Mantech International Corp (Class A)	520,700
31,000	*	Model N, Inc	463,450
73,187	*	Nutanix, Inc	2,349,303
42,280		Pegasystems, Inc	2,149,938
49,335	*	Quotient Technology, Inc	582,153
10,847	*	Rapid7, Inc	260,111
35,301	*	RingCentral, Inc	1,916,844
58,972	*	SendGrid, Inc	1,325,101
29,062	*	Square, Inc	1,363,298
98,160		Syntel, Inc	2,213,508
16,815	*	Take-Two Interactive Software, Inc	2,129,956
23,959	*	TeleNav, Inc	135,368
27,100	*,e	Twilio, Inc	711,104
11,080	*	Vasco Data Security International	159,552
27,741	*	Workiva, Inc	618,624
		TOTAL SOFTWARE & SERVICES	61,506,664

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
167,100	*	Aerohive Networks, Inc	686,781
14,054	*	Anixter International, Inc	1,176,320
44,948	*	Arrow Electronics, Inc	3,656,070
80,323		Avnet, Inc	3,413,727
69,900		CDW Corp	5,227,821
55,636		Dolby Laboratories, Inc (Class A)	3,579,620
15,292	*	Electro Scientific Industries, Inc	358,139
69,790	*	Extreme Networks, Inc	1,048,944
97,929	*	Harmonic, Inc	357,441
54,904	*	Insight Enterprises, Inc	2,038,036
35,896		InterDigital, Inc	2,801,683
150,800	*	Pure Storage, Inc	3,037,112
33,523		SYNNEX Corp	4,114,278
32,524		Systemax, Inc	1,009,870
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	32,505,842

TELECOMMUNICATION SERVICES - 0.6%
386,736	*,e	Globalstar, Inc	406,073
101,994	*	Zayo Group Holdings, Inc	3,743,180
		TOTAL TELECOMMUNICATION SERVICES	4,149,253

TRANSPORTATION - 1.9%
17,618		Copa Holdings S.A. (Class A)	2,437,098
64

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

8,374		Forward Air Corp	$508,385
86,570	*	Hub Group, Inc (Class A)	4,159,689
91,227	*	Radiant Logistics, Inc	438,802
15,300		Ryder System, Inc	1,331,559
25,221		Skywest, Inc	1,406,071
36,744	*	XPO Logistics, Inc	3,470,103
		TOTAL TRANSPORTATION	13,751,707

UTILITIES - 3.0%
45,603		Atmos Energy Corp	3,780,489
91,822		NRG Energy, Inc	2,388,290
50,690		NRG Yield, Inc (Class A)	954,493
14,583		Pinnacle West Capital Corp	1,165,911
54,717		Portland General Electric Co	2,317,265
11,200		Vanguard Small-Cap ETF	1,699,936
51,559		Vectren Corp	3,126,022
211,230		Vistra Energy Corp	4,118,985
43,663		Westar Energy, Inc	2,255,630
		TOTAL UTILITIES	21,807,021

		TOTAL COMMON STOCKS	726,160,474
		(Cost $600,785,048)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.0%
$350,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	350,000
		TOTAL GOVERNMENT AGENCY DEBT			350,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
4,279,136	c	State Street Navigator Securities Lending Government Money Market Portfolio			4,279,136
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,279,136

		TOTAL SHORT-TERM INVESTMENTS			4,629,136
		(Cost $4,629,136)
		TOTAL INVESTMENTS - 100.6%			730,789,610
		(Cost $605,414,184)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(4,354,371)
		NET ASSETS - 100.0%			$726,435,239

Abbreviation(s):
ETF Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,964,214.
65

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.0%

AUTOMOBILES & COMPONENTS - 1.0%
10,131		BorgWarner, Inc	$569,970
36,358	*	Delphi Automotive plc	3,449,647
1,156,967		Ford Motor Co	12,691,928
66,583	e	Harley-Davidson, Inc	3,226,612
22,556	*	Modine Manufacturing Co	526,683
36,703	*,e	Tesla, Inc	13,004,240
		TOTAL AUTOMOBILES & COMPONENTS	33,469,080

BANKS - 5.8%
22,700		Ameris Bancorp	1,215,585
20,257		Associated Banc-Corp	501,361
15,244		Bank Mutual Corp	158,538
6,214		Bank of Hawaii Corp	519,925
15,284		Bank of the Ozarks, Inc	763,436
3,518		Banner Corp	191,168
339,486		BB&T Corp	18,736,232
12,593		Berkshire Hills Bancorp, Inc	477,904
20,496		Brookline Bancorp, Inc	327,936
8,111		Bryn Mawr Bank Corp	364,184
3,985		Camden National Corp	169,203
690		Cathay General Bancorp	30,181
123,551		CIT Group, Inc	6,262,800
402,083		Citizens Financial Group, Inc	18,455,610
3,672		City Holding Co	252,634
440		Columbia Banking System, Inc	18,955
108,335		Comerica, Inc	10,315,659
306		Commerce Bancshares, Inc	17,904
797		Community Bank System, Inc	42,480
1,572		Community Trust Bancorp, Inc	74,356
3,270		Cullen/Frost Bankers, Inc	347,961
24,167	*	Customers Bancorp, Inc	740,719
3,717		East West Bancorp, Inc	244,987
20,125	*	FCB Financial Holdings, Inc	1,102,850
10,422		Federal Agricultural Mortgage Corp (Class C)	836,365
244,290		Fifth Third Bancorp	8,085,999
16,895		First Commonwealth Financial Corp	244,471
2,352		First Financial Corp	108,898
11,312		First Interstate Bancsystem, Inc	473,407
16,967		First Merchants Corp	732,296
19,937		First Republic Bank	1,785,358
6,216		Flushing Financial Corp	175,043
1,130		FNB Corp	16,215
540		Glacier Bancorp, Inc	21,179
1,279		Hancock Holding Co	68,682
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,158		Hanmi Financial Corp	$225,477
13,498		Heartland Financial USA, Inc	717,419
21,749		Heritage Financial Corp	669,869
14,400	*	HomeStreet, Inc	424,080
13,122	*	HomeTrust Bancshares, Inc	332,643
11,260		Hope Bancorp, Inc	214,390
5,708		Investors Bancorp, Inc	78,143
654,066		Keycorp	13,997,012
13,531		Lakeland Financial Corp	650,435
3,075		Live Oak Bancshares, Inc	82,717
90,129		M&T Bank Corp	17,194,811
17,553	*	MGIC Investment Corp	260,135
6,254		National Bank Holdings Corp	207,883
310		NBT Bancorp, Inc	11,442
69,768		New York Community Bancorp, Inc	987,915
22,664		Northfield Bancorp, Inc	380,302
45,811		OFG Bancorp	522,245
7,838		Old National Bancorp	135,597
13,091	*	Opus Bank	354,766
8,836		PacWest Bancorp	463,271
982		People’s United Financial, Inc	19,316
33,865		Pinnacle Financial Partners, Inc	2,143,654
158,100		PNC Financial Services Group, Inc	24,982,962
682,855		Regions Financial Corp	13,131,302
3,278		S&T Bancorp, Inc	132,300
3,755	*	Signature Bank	578,270
4,340		Southside Bancshares, Inc	148,992
6,312		State Bank & Trust Co	192,579
12,826		Stock Yards Bancorp, Inc	461,095
6,265		Sun Bancorp, Inc	153,492
16,030	*	SVB Financial Group	3,952,196
1,879	*	Texas Capital Bancshares, Inc	178,129
17,614	*	The Bancorp, Inc	186,180
8,474		TowneBank	258,881
4,025		Trico Bancshares	148,844
13,511	*	Tristate Capital Holdings, Inc	324,940
350		Trustmark Corp	11,127
2,167		UMB Financial Corp	165,082
650		Umpqua Holdings Corp	14,073
6,031		Union Bankshares Corp	227,670
14,096		United Bankshares, Inc	518,733
11,606		United Financial Bancorp, Inc (New)	194,517
6,092		Univest Corp of Pennsylvania	170,576
459,310		US Bancorp	26,244,973
27,261	*	Walker & Dunlop, Inc	1,266,273
3,230		Webster Financial Corp	182,883
1,553	e	Westamerica Bancorporation	92,202
13,557	*	Western Alliance Bancorp	795,254
230		Wintrust Financial Corp	19,757
3,911		WSFS Financial Corp	199,852
55,123		Zions Bancorporation	2,978,296
		TOTAL BANKS	191,865,433
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 7.8%
130,248		3M Co	$32,627,124
11,556		A.O. Smith Corp	771,710
954		Acuity Brands, Inc	147,336
3,315		Air Lease Corp	161,175
180,779		Ametek, Inc	13,793,438
286		Applied Industrial Technologies, Inc	21,092
133,323		Arconic, Inc	4,007,689
11,569		Argan, Inc	504,408
46,198		Barnes Group, Inc	3,039,366
419	*	Beacon Roofing Supply, Inc	25,349
9,760		Briggs & Stratton Corp	235,997
46,759	*	Builders FirstSource, Inc	1,001,578
147,094		Caterpillar, Inc	23,943,961
27,763		Chicago Bridge & Iron Co NV	579,414
1,817		Cubic Corp	105,477
35,835		Cummins, Inc	6,736,980
99,550		Deere & Co	16,567,111
27,134		Dover Corp	2,881,902
8,974	*	DXP Enterprises, Inc	307,001
137,592		Eaton Corp	11,553,600
1,365		EMCOR Group, Inc	110,947
32,337	*	Esterline Technologies Corp	2,378,386
59,517		Fastenal Co	3,271,054
300		GATX Corp	21,342
22,437		Graco, Inc	1,050,052
245		Granite Construction, Inc	16,339
1,410		H&E Equipment Services, Inc	55,526
17,572		Hexcel Corp	1,201,046
103,060		Illinois Tool Works, Inc	17,898,430
53,624		Ingersoll-Rand plc	5,074,439
249,032		Johnson Controls International plc	9,744,622
7,798		Kaman Corp	488,935
54,494	*,e	KEYW Holding Corp, The	365,110
38,241		L3 Technologies, Inc	8,124,683
7,720		Lincoln Electric Holdings, Inc	753,240
171,085		Masco Corp	7,640,656
2,279		MSC Industrial Direct Co (Class A)	213,952
3,829	*	MYR Group, Inc	129,727
84,023		PACCAR, Inc	6,264,755
33,132		Parker-Hannifin Corp	6,673,447
41,937		Pentair plc	2,998,495
252,876	*,e	Plug Power, Inc	488,051
46,206	*	Quanta Services, Inc	1,778,469
37,955		Rockwell Automation, Inc	7,488,142
133,938		Rockwell Collins, Inc	18,549,074
21,428		Roper Industries, Inc	6,012,483
2,611	*	Rush Enterprises, Inc (Class A)	141,125
17,105	*	Sensata Technologies Holding BV	962,156
7,444		Snap-On, Inc	1,275,232
6,082		Stanley Works	1,011,011
43,299	*	Teledyne Technologies, Inc	8,266,645
1,401		Timken Co	73,623
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,913	*	Titan Machinery, Inc	$234,520
40,384		TransDigm Group, Inc	12,798,093
26,801		Triton International Ltd	1,034,519
19,687	*	United Rentals, Inc	3,565,513
13,198	*	Veritiv Corp	378,783
1,480		W.W. Grainger, Inc	399,097
10,000		Wabash National Corp	258,300
63,090	*	Wesco Aircraft Holdings, Inc	451,093
1,355	*	WESCO International, Inc	92,343
6,028		Woodward Governor Co	467,291
		TOTAL CAPITAL GOODS	259,212,454

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
540		ABM Industries, Inc	20,536
127,077	*	ACCO Brands Corp	1,505,862
155,560	*	Copart, Inc	6,855,529
650		Covanta Holding Corp	10,627
290		Essendant, Inc	2,624
12,240		Exponent, Inc	907,596
4,282		Heidrick & Struggles International, Inc	113,045
17,904	*	IHS Markit Ltd	854,558
12,692		Insperity, Inc	777,385
5,010		Interface, Inc	125,000
1,760		Kelly Services, Inc (Class A)	49,826
5,758		Kimball International, Inc (Class B)	106,926
590		Knoll, Inc	13,535
10,228		Manpower, Inc	1,343,857
21,053	*,†,m	Media General, Inc	0
3,562	*	Mistras Group, Inc	75,906
430		Mobile Mini, Inc	16,276
8,831	*	Navigant Consulting, Inc	181,212
970	*	On Assignment, Inc	74,273
6,963		Resources Connection, Inc	113,845
52,605		Robert Half International, Inc	3,044,777
4,160		RPX Corp	58,406
1,210		Steelcase, Inc (Class A)	18,816
33,675	*,e	Team, Inc	572,475
10,180		Tetra Tech, Inc	505,946
2,825	*	TriNet Group, Inc	123,933
11,278		Viad Corp	640,590
87,678		Waste Management, Inc	7,753,366
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	25,866,727

CONSUMER DURABLES & APPAREL - 1.2%
20,646		CalAtlantic Group, Inc	1,158,860
13,930		Callaway Golf Co	205,746
22,010	*	Century Communities, Inc	695,516
396		Columbia Sportswear Co	29,569
490		Ethan Allen Interiors, Inc	12,177
48,285	*,e	Fossil Group, Inc	384,349
9,306	*	Green Brick Partners, Inc	104,227
53,158	e	Hanesbrands, Inc	1,154,592
258		Hasbro, Inc	24,399
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,202	*	Helen of Troy Ltd	$205,116
2,799	*,e	iRobot Corp	248,411
3,708	*,e	LGI Homes, Inc	250,957
7,028	*	Meritage Homes Corp	333,479
595	*	Michael Kors Holdings Ltd	39,270
6,566	*	Mohawk Industries, Inc	1,845,440
6,980		Movado Group, Inc	213,588
100,715		Newell Rubbermaid, Inc	2,662,905
344,482		Nike, Inc (Class B)	23,500,562
397		Pool Corp	53,690
1,614		PVH Corp	250,299
399	*	Tempur Sealy International, Inc	23,796
6,614	*,e	Under Armour, Inc (Class A)	91,670
4,706	*	Unifi, Inc	167,581
54,516		VF Corp	4,423,428
9,044		Whirlpool Corp	1,640,763
		TOTAL CONSUMER DURABLES & APPAREL	39,720,390

CONSUMER SERVICES - 2.7%
4,314	*	American Public Education, Inc	109,576
4,297	*	Bright Horizons Family Solutions	421,965
8,508		Carriage Services, Inc	226,568
30,118		Choice Hotels International, Inc	2,474,194
33,819		Darden Restaurants, Inc	3,241,551
320		DineEquity, Inc	17,722
52,204		Hilton Worldwide Holdings, Inc	4,471,273
23,836		ILG, Inc	748,689
124,286		Marriott International, Inc (Class A)	18,312,299
166,803		McDonald’s Corp	28,546,665
37,039		Royal Caribbean Cruises Ltd	4,946,558
38,369		Service Corp International	1,533,609
25,999	*	ServiceMaster Global Holdings, Inc	1,370,667
337,600		Starbucks Corp	19,179,056
9,266		Vail Resorts, Inc	2,025,177
		TOTAL CONSUMER SERVICES	87,625,569

DIVERSIFIED FINANCIALS - 6.3%
58,449		Ally Financial, Inc	1,740,027
240,646		American Express Co	23,920,212
10,028		Ameriprise Financial, Inc	1,691,724
616,689		Annaly Capital Management, Inc	6,499,902
50,429	e	Apollo Commercial Real Estate Finance, Inc	916,295
359,835		Bank of New York Mellon Corp	20,402,644
41,495		BlackRock, Inc	23,311,891
353,002		Charles Schwab Corp	18,829,127
22,014		Chimera Investment Corp	374,018
124,077		CME Group, Inc	19,043,338
280		Cohen & Steers, Inc	11,416
182,870		Discover Financial Services	14,593,026
19,736		Dynex Capital, Inc	128,284
5,707	*	E*TRADE Financial Corp	300,759
4,411	*	Encore Capital Group, Inc	182,836
2,390		Factset Research Systems, Inc	479,649
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

77,683		Franklin Resources, Inc	$3,294,536
9,333	*	Green Dot Corp	571,739
214,820		IntercontinentalExchange Group, Inc	15,862,309
165,102		Invesco Ltd	5,965,135
4,700		Invesco Mortgage Capital, Inc	76,328
24,238		Legg Mason, Inc	1,033,023
4,710		Moody’s Corp	762,031
29,667		NASDAQ OMX Group, Inc	2,400,357
14,006	*,m	NewStar Financial, Inc	7,563
119,931		Northern Trust Corp	12,639,528
55,811	*	On Deck Capital, Inc	251,149
8,008		Pico Holdings, Inc	104,905
5,668	*	PRA Group, Inc	202,631
43,549		S&P Global, Inc	7,886,724
123,600		State Street Corp	13,617,012
52,574		T Rowe Price Group, Inc	5,868,836
53,871		TD Ameritrade Holding Corp	3,005,463
25,591		Voya Financial, Inc	1,328,429
		TOTAL DIVERSIFIED FINANCIALS	207,302,846

ENERGY - 5.6%
38,881		Andeavor	4,205,369
55,798	*	Antero Resources Corp	1,084,155
43,205		Apache Corp	1,938,608
38,878		Archrock, Inc	361,565
89,631		Baker Hughes a GE Co	2,881,637
12,890	*,e	California Resources Corp	272,366
83,614	*	Cheniere Energy, Inc	4,729,208
1,276		Cimarex Energy Co	143,167
145,298	*	Clean Energy Fuels Corp	228,118
10,655	*	Concho Resources, Inc	1,677,523
185,845		ConocoPhillips	10,929,544
49,772	*	Continental Resources, Inc	2,763,839
13,037		Delek US Holdings, Inc	454,861
245,322	*	Denbury Resources, Inc	596,132
142,795	*	Devon Energy Corp	5,907,429
1,150	*	Energen Corp	60,065
91,046		EOG Resources, Inc	10,470,290
35,229		EQT Corp	1,912,582
16,785	*	Exterran Corp	484,751
133,714	*,e	Fairmount Santrol Holdings, Inc	744,787
42,574	*	Forum Energy Technologies, Inc	719,501
20,460		Green Plains Renewable Energy, Inc	358,050
17,286	*	Gulfport Energy Corp	175,799
86,778	*	Helix Energy Solutions Group, Inc	653,438
75,067		Hess Corp	3,791,634
738,005		Kinder Morgan, Inc	13,269,330
215,752		Marathon Oil Corp	3,924,529
101,682		Marathon Petroleum Corp	7,043,512
14,654	*	Matrix Service Co	262,307
146,428	*	McDermott International, Inc	1,285,638
167,615		National Oilwell Varco, Inc	6,148,118
10,506	*	Natural Gas Services Group, Inc	289,440
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

58,596	*	Newpark Resources, Inc	$533,224
99,937		Noble Energy, Inc	3,050,077
3,520	*	Oasis Petroleum, Inc	30,483
177,330		Occidental Petroleum Corp	13,294,430
458		Oceaneering International, Inc	9,471
422	*	Oil States International, Inc	13,504
45,345		Oneok, Inc	2,669,007
9,249		PBF Energy, Inc	299,020
8,658	*	PDC Energy, Inc	448,917
133,597		Phillips 66	13,680,333
24,848		Pioneer Natural Resources Co	4,544,948
21,525		Range Resources Corp	306,731
31,821	*	Renewable Energy Group, Inc	340,485
7,784	*	RigNet, Inc	128,436
121,065	*	Rowan Cos plc	1,782,077
343,008		Schlumberger Ltd	25,238,529
79	*	SEACOR Holdings, Inc	3,680
34,506		SM Energy Co	805,715
114,436	*	Superior Energy Services	1,195,856
133,378	*	Tetra Technologies, Inc	512,172
24,405	*	Unit Corp	591,333
22,379		US Silica Holdings Inc	744,997
209,097		Valero Energy Corp	20,067,039
217,057	*	Weatherford International Ltd	855,205
183,839		Williams Cos, Inc	5,770,706
6,926		World Fuel Services Corp	193,166
		TOTAL ENERGY	186,876,833

FOOD & STAPLES RETAILING - 0.7%
35,243		Casey’s General Stores, Inc	4,268,280
22,230	*	Chefs’ Warehouse Holdings, Inc	452,381
70,264	*	Performance Food Group Co	2,413,568
10,211		Pricesmart, Inc	869,977
25,576	*	Smart & Final Stores, Inc	240,414
33,896		Spartan Stores, Inc	826,046
120,401	*	Sprouts Farmers Market, Inc	3,362,800
57,509	*	United Natural Foods, Inc	2,737,428
253,564	*	US Foods Holding Corp	8,147,011
11,147		Weis Markets, Inc	443,205
		TOTAL FOOD & STAPLES RETAILING	23,761,110

FOOD, BEVERAGE & TOBACCO - 4.1%
17,386		Bunge Ltd	1,380,970
78,583		Campbell Soup Co	3,658,038
773,902		Coca-Cola Co	36,829,996
78,897		Dr Pepper Snapple Group, Inc	9,416,357
229,108		General Mills, Inc	13,400,527
3,800	*	Hain Celestial Group, Inc	144,932
70,402		Hormel Foods Corp	2,416,901
118,265		Kellogg Co	8,055,029
192,674		Kraft Heinz Co	15,103,715
4,569	*	Landec Corp	60,082
6,083		McCormick & Co, Inc	661,648
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

273,023		Mondelez International, Inc	$12,122,221
281,069		PepsiCo, Inc	33,812,601
3,091	*	Seneca Foods Corp	97,521
674	*	TreeHouse Foods, Inc	31,786
		TOTAL FOOD, BEVERAGE & TOBACCO	137,192,324

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
4,035		Abaxis, Inc	289,108
7,387	*	Abiomed, Inc	1,735,945
14,457	*	Acadia Healthcare Co, Inc	492,695
77,582	*,e	Accuray, Inc	438,338
589		Aceto Corp	6,485
25,012	*	Align Technology, Inc	6,553,144
26,921	*	Amedisys, Inc	1,443,504
87,979		AmerisourceBergen Corp	8,768,867
21,087	*	AMN Healthcare Services, Inc	1,131,318
5,424		Analogic Corp	449,650
15,017	*	Angiodynamics, Inc	261,446
84,821		Anthem, Inc	21,022,885
31,724	*	athenahealth, Inc	3,975,334
18,911	*	AtriCure, Inc	308,438
96,560		Becton Dickinson & Co	23,458,286
30,852	*	Brookdale Senior Living, Inc	293,094
20,471	*	Capital Senior Living Corp	230,913
142,328		Cardinal Health, Inc	10,217,727
34,993	*	Centene Corp	3,752,649
59,065	*	Cerus Corp	261,658
3,151		Chemed Corp	821,056
70,208		Cigna Corp	14,627,837
8,003	e	Computer Programs & Systems, Inc	239,690
4,329	*	Corvel Corp	223,593
31,370		Dentsply Sirona, Inc	1,907,610
1,590	*	Diplomat Pharmacy, Inc	42,914
69,918	*	Edwards Lifesciences Corp	8,850,220
49,909	*,e	Endologix, Inc	206,623
61,429	*	Envision Healthcare Corp	2,210,830
26,220	*	GenMark Diagnostics, Inc	142,637
300	*	Haemonetics Corp	19,395
18,753	*	HCA Holdings, Inc	1,897,054
3,802	*	HealthStream, Inc	89,423
7,168	*	Henry Schein, Inc	542,474
2,640	*	HMS Holdings Corp	45,223
43,174	*	Hologic, Inc	1,843,530
38,428		Humana, Inc	10,830,163
13,925	*	Idexx Laboratories, Inc	2,604,532
18,829	*	Integer Holding Corp	944,274
18,008	*	Laboratory Corp of America Holdings	3,142,396
15,190	*	LHC Group, Inc	953,932
21,680	*	LifePoint Hospitals, Inc	1,072,076
1,635	*	Magellan Health Services, Inc	162,846
9,720	*	Medidata Solutions, Inc	662,029
26,417	*	Merit Medical Systems, Inc	1,227,070
11,035	*	NxStage Medical, Inc	276,206
73

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

25,565	*	Omnicell, Inc	$1,253,963
37,310	*	OraSure Technologies, Inc	811,866
1,887	*	Premier, Inc	61,233
14,487	*	Providence Service Corp	931,949
1,816	*	Quality Systems, Inc	23,608
5,122	*	Quidel Corp	234,485
25,215		Resmed, Inc	2,541,420
14,148	*	Select Medical Holdings Corp	250,420
9,466	*	Staar Surgical Co	148,616
17,725	*,e	Surgery Partners, Inc	275,624
11,931	*,e	Teladoc, Inc	446,219
20,417	*	Tivity Health, Inc	791,159
14,688	*	Triple-S Management Corp (Class B)	337,530
8,920		US Physical Therapy, Inc	677,474
500	*	Varian Medical Systems, Inc	63,750
18,508	*	Vocera Communications, Inc	542,284
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	150,068,717

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
2,378		Clorox Co	336,939
199,846		Colgate-Palmolive Co	14,836,567
51,678		Estee Lauder Cos (Class A)	6,974,463
40,204		Kimberly-Clark Corp	4,703,868
424,172		Procter & Gamble Co	36,623,010
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	63,474,847

INSURANCE - 3.7%
150,329		Aflac, Inc	13,259,018
36,668		Allstate Corp	3,621,698
178,485		American International Group, Inc	11,408,761
5,145		Arthur J. Gallagher & Co	351,506
32,636		Aspen Insurance Holdings Ltd	1,218,955
8,868		Axis Capital Holdings Ltd	448,100
136,533		Chubb Ltd	21,319,628
476		Employers Holdings, Inc	20,182
3,280		First American Financial Corp	193,750
111,278		Hartford Financial Services Group, Inc	6,538,695
26,627		Loews Corp	1,375,285
98,755		Marsh & McLennan Cos, Inc	8,248,018
46,413		Principal Financial Group	3,137,519
243,434		Progressive Corp	13,169,779
156,152		Prudential Financial, Inc	18,553,981
200		Reinsurance Group of America, Inc (Class A)	31,330
10,711		RenaissanceRe Holdings Ltd	1,361,797
3,347		Stewart Information Services Corp	148,975
128,444		Travelers Cos, Inc	19,256,324
		TOTAL INSURANCE	123,663,301

MATERIALS - 3.5%
61,203		Air Products & Chemicals, Inc	10,304,749
19,127		Albemarle Corp	2,134,382
7,701		Aptargroup, Inc	673,221
11,035		Avery Dennison Corp	1,353,774
74

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

47,334		Ball Corp	$1,811,945
791		Bemis Co, Inc	36,971
2,310		Carpenter Technology Corp	118,734
17,130		Celanese Corp (Series A)	1,852,781
31,721	*	Century Aluminum Co	705,792
1,826	*	Clearwater Paper Corp	85,913
46,693		Commercial Metals Co	1,122,500
1,709	e	Compass Minerals International, Inc	124,586
14,217		Eastman Chemical Co	1,410,042
122,126		Ecolab, Inc	16,814,308
2,950	*	Ferro Corp	69,384
17,798		H.B. Fuller Co	922,826
1,039		Hawkins, Inc	36,677
1,809		Innophos Holdings, Inc	83,702
3,111		International Flavors & Fragrances, Inc	467,583
99,782		International Paper Co	6,272,297
18,346	*	Kraton Polymers LLC	922,070
22,260	*	Louisiana-Pacific Corp	659,119
81,709		LyondellBasell Industries AF S.C.A	9,792,007
14,012		Minerals Technologies, Inc	1,053,002
106,826		Mosaic Co	2,916,350
205,346		Nucor Corp	13,749,968
3,500		PolyOne Corp	152,110
7,823		PPG Industries, Inc	928,825
118,223		Praxair, Inc	19,091,832
274		Quaker Chemical Corp	42,169
2,337		Reliance Steel & Aluminum Co	204,698
55,648		Royal Gold, Inc	4,952,672
4,126		Schnitzer Steel Industries, Inc (Class A)	141,109
6,530		Sealed Air Corp	309,195
15,560		Sherwin-Williams Co	6,490,232
26,220	*	Summit Materials, Inc	837,729
16,409		Trinseo S.A.	1,352,922
1,210		United States Lime & Minerals, Inc	92,867
13,175	*,e	US Concrete, Inc	1,025,674
67,182		WestRock Co	4,476,337
16,207	*	Worthington Industries, Inc	757,839
		TOTAL MATERIALS	116,350,893

MEDIA - 2.8%
711		Cable One, Inc	501,987
64,319	*	Charter Communications, Inc	24,264,343
8,053		Cinemark Holdings, Inc	296,350
40,660		Clear Channel Outdoor Holdings, Inc (Class A)	197,201
146,657	*,e	Discovery Communications, Inc (Class A)	3,676,691
197,556	*	Discovery Communications, Inc (Class C)	4,713,686
17,913		Entercom Communications Corp (Class A)	197,939
58,359		Entravision Communications Corp (Class A)	405,595
3,930	*	Gray Television, Inc	64,256
2,205		John Wiley & Sons, Inc (Class A)	139,797
5,433	*	Liberty Broadband Corp (Class C)	519,123
58,591		New York Times Co (Class A)	1,362,241
320		Scholastic Corp	12,294
75

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

9,465		Scripps Networks Interactive (Class A)	$832,825
23,476		Sinclair Broadcast Group, Inc (Class A)	870,960
218,091		Time Warner, Inc	20,794,977
318,655		Walt Disney Co	34,628,239
		TOTAL MEDIA	93,478,504

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
52,912	*	Acadia Pharmaceuticals, Inc	1,582,598
11,304	*	Acceleron Pharma, Inc	469,229
9,986	*	Acorda Therapeutics, Inc	259,137
18,110	*,e	Aduro Biotech, Inc	114,093
150,551		Agilent Technologies, Inc	11,054,960
6,319	*	Agios Pharmaceuticals, Inc	497,684
56,815	*	Akorn, Inc	1,830,579
167,958		Amgen, Inc	31,248,586
30,743	*,e	Bellicum Pharmaceuticals, Inc	186,917
85,758	*	BioCryst Pharmaceuticals, Inc	385,911
54,734	*	Biogen Idec, Inc	19,037,033
43,960	*	BioMarin Pharmaceutical, Inc	3,966,511
11,397	*	Bioverativ, Inc	1,174,575
8,326	*	Bluebird Bio, Inc	1,705,997
385,792		Bristol-Myers Squibb Co	24,150,579
179,377	*	Celgene Corp	18,145,777
135,053	*	Celldex Therapeutics, Inc	372,746
23,368	*	Coherus Biosciences, Inc	236,017
18,378	*,e	Collegium Pharmaceutical, Inc	438,132
64,573	*	Depomed, Inc	474,612
2,290	*	Esperion Thereapeutics, Inc	166,048
22,583	*	FibroGen, Inc	1,322,235
4,680	*,e	Flexion Therapeutics Inc	105,721
288,576		Gilead Sciences, Inc	24,182,669
16,242	*	Halozyme Therapeutics, Inc	303,401
24,203	*,e	Immunomedics, Inc	403,464
12,213	*,e	Inovio Pharmaceuticals, Inc	55,691
18,561	*	Intersect ENT, Inc	693,253
48,629	*	Iovance Biotherapeutics, Inc	756,181
39,997	*	IQVIA Holdings, Inc	4,087,293
413,500		Johnson & Johnson	57,141,565
3,175	*	Mettler-Toledo International, Inc	2,143,950
50,452	*,e	MiMedx Group, Inc	845,071
65,348	*	Nektar Therapeutics	5,463,746
89,462	*,e	Opko Health, Inc	399,001
57,915	*	Prestige Brands Holdings, Inc	2,422,584
80,041	*	Progenics Pharmaceuticals, Inc	468,240
3,222	*	Sage Therapeutics, Inc	611,536
44,020	*	Sangamo Biosciences, Inc	917,817
6,270	*,e	Sarepta Therapeutics, Inc	410,936
569,866		Schering-Plough Corp	33,764,561
4,385	*,e	Spark Therapeutics, Inc	245,779
25,577	*	Sucampo Pharmaceuticals, Inc (Class A)	459,107
17,627	*,e	Teligent, Inc	53,762
6,060	*,e	TESARO, Inc	408,808
25,761	*,e	Theravance Biopharma, Inc	681,121
76

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

17,724	*	Ultragenyx Pharmaceutical, Inc	$945,575
61,082	*	Vertex Pharmaceuticals, Inc	10,192,753
8,049	*	Waters Corp	1,735,445
189,024		Zoetis, Inc	14,503,812
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	283,222,798

REAL ESTATE - 3.5%
11,117	*,e	Altisource Portfolio Solutions S.A.	311,276
23,462		American Campus Communities, Inc	902,349
142,171		American Tower Corp	20,998,657
48,024		Boston Properties, Inc	5,941,049
36,800		Brixmor Property Group, Inc	597,264
17,071		CatchMark Timber Trust Inc	224,825
100,412	e	CBL & Associates Properties, Inc	558,291
55,708	*	CBRE Group, Inc	2,545,299
17,160		Coresite Realty	1,858,771
8,358		Douglas Emmett, Inc	323,204
58,576		Duke Realty Corp	1,546,992
19,598		Easterly Government Properties, Inc	408,226
36,148		Equinix, Inc	16,454,208
3,961		Federal Realty Investment Trust	478,489
33,420		First Industrial Realty Trust, Inc	1,031,341
12,660		Forest City Realty Trust, Inc	297,130
540		Franklin Street Properties Corp	5,476
204,267		HCP, Inc	4,918,749
74,061		Healthcare Realty Trust, Inc	2,212,202
142,301		Host Marriott Corp	2,954,169
32,022	*	Howard Hughes Corp	4,033,491
50,982		Iron Mountain, Inc	1,785,899
76,492	*	iStar Financial, Inc	806,991
8		Jones Lang LaSalle, Inc	1,251
266		Kilroy Realty Corp	18,971
15,135		Liberty Property Trust	626,740
20,078		Macerich Co	1,296,436
17,343		NorthStar Realty Europe Corp	206,902
4,166		Paramount Group, Inc	62,615
540		Piedmont Office Realty Trust, Inc	10,541
214,403		Prologis, Inc	13,959,779
140		PS Business Parks, Inc	17,095
22,163		QTS Realty Trust, Inc	1,103,717
2,009		RMR Group, Inc	130,083
52,509	*	SBA Communications Corp	9,162,821
8,006		Senior Housing Properties Trust	138,744
10,081		Tier REIT, Inc	195,672
30,349		UDR, Inc	1,108,649
55,605		Vornado Realty Trust	3,985,766
297		Washington REIT	8,512
205,082		Welltower, Inc	12,298,768
37,601		Weyerhaeuser Co	1,411,542
		TOTAL REAL ESTATE	116,938,952

RETAILING - 4.4%
40,838	*	1-800-FLOWERS.COM, Inc (Class A)	425,736
77

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,432		Aaron’s, Inc	$99,444
8,091		Advance Auto Parts, Inc	946,566
53,182		Best Buy Co, Inc	3,885,477
250	e	Buckle, Inc	5,012
37,531	*	Carmax, Inc	2,678,587
9		Chico’s FAS, Inc	86
109,981		Dollar General Corp	11,341,241
1,820		Finish Line, Inc (Class A)	20,621
26,852	*	FTD Cos, Inc	157,353
106,784		Gap, Inc	3,549,500
22,125	*	Genesco, Inc	771,056
419,502	*	Groupon, Inc	2,219,166
18,815		Haverty Furniture Cos, Inc	419,575
24,044	*	Hibbett Sports, Inc	543,394
93,965		Kohl’s Corp	6,086,113
13,519	*,e	Lands’ End, Inc	227,119
15,881	*	LKQ Corp	667,478
245,658		Lowe’s Companies, Inc	25,727,762
4,455	*	MarineMax, Inc	102,242
106,113	*	NetFlix, Inc	28,682,344
26,766		Nordstrom, Inc	1,319,831
36,680		Nutri/System, Inc	1,586,410
96,086		Office Depot, Inc	312,280
20,724	*,e	Overstock.com, Inc	1,423,739
28,736	e	PetMed Express, Inc	1,298,867
68,696		Pier 1 Imports, Inc	228,071
13,800	*	Priceline.com, Inc	26,386,290
3,380	e	Rent-A-Center, Inc	36,605
141,284		Ross Stores, Inc	11,640,389
5,448	*	Sally Beauty Holdings, Inc	90,491
12,547		Shoe Carnival, Inc	286,699
39,901	*	Shutterfly, Inc	2,719,253
6,435		Tiffany & Co	686,293
15,754		Tractor Supply Co	1,201,243
17,401	*	Ulta Beauty, Inc	3,864,762
47,664	*	Wayfair, Inc	4,385,565
7,516	e	Williams-Sonoma, Inc	385,045
860		Winmark Corp	115,240
5,569	*	Zumiez, Inc	115,557
		TOTAL RETAILING	146,638,502

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
68,233		Analog Devices, Inc	6,269,248
362,332		Applied Materials, Inc	19,431,865
11,151	*	Cirrus Logic, Inc	552,755
11,757	*	First Solar, Inc	789,718
24,001	*	Integrated Device Technology, Inc	717,630
813,514		Intel Corp	39,162,564
35,404		Lam Research Corp	6,780,574
35,937		Marvell Technology Group Ltd	838,410
54,815		Microchip Technology, Inc	5,219,484
113,840		NVIDIA Corp	27,981,872
217,373	*	ON Semiconductor Corp	5,377,808
78

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

43,222		Skyworks Solutions, Inc	$4,201,611
36,870	*,e	SunPower Corp	292,379
248,335		Texas Instruments, Inc	27,234,900
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	144,850,818

SOFTWARE & SERVICES - 13.6%
168,883		Accenture plc	27,139,498
25,826	*	Actua Corp	402,886
40,839	*	Alphabet, Inc (Class A)	48,280,683
41,412	*	Alphabet, Inc (Class C)	48,449,555
3,082	*	Ansys, Inc	498,205
687	*	Aspen Technology, Inc	53,208
34,848	*	Autodesk, Inc	4,029,126
114,577		Automatic Data Processing, Inc	14,165,155
32,819	*	Black Knight, Inc	1,624,540
12,432		Blackbaud, Inc	1,191,234
26,141		Booz Allen Hamilton Holding Co	1,024,204
92,122		CA, Inc	3,302,574
22,692	*	Cardtronics plc	555,046
4,684	*,e	Cimpress NV	596,788
16,964	*	Citrix Systems, Inc	1,573,581
273,121		Cognizant Technology Solutions Corp (Class A)	21,297,976
11,169		Convergys Corp	259,903
18,210		CSG Systems International, Inc	822,546
11,712		CSRA, Inc	389,775
94,842	*	Dell Technologies, Inc-VMware Inc	6,800,171
17,864	*	Ellie Mae, Inc	1,670,284
42,985	*	Etsy, Inc	806,399
6,786	*	ExlService Holdings, Inc	412,250
25,755	*,e	Gogo, Inc	248,278
189,780		International Business Machines Corp	31,066,986
55,388		Intuit, Inc	9,299,645
42,111		j2 Global, Inc	3,368,459
51,106		LogMeIn, Inc	6,429,135
202,636		MasterCard, Inc (Class A)	34,245,484
1,025,655	d	Microsoft Corp	97,447,482
10,898	*	MINDBODY, Inc	383,065
20,573	*	New Relic, Inc	1,228,825
646,428		Oracle Corp	33,349,220
29,033	*	Perficient, Inc	562,369
27,258	*	Qualys, Inc	1,703,625
80,699	*	Quotient Technology, Inc	952,248
24,564	*	RingCentral, Inc	1,333,825
213,851	*	salesforce.com, Inc	24,359,767
72,051	*	ServiceSource International LLC	244,973
14,735	*	SPS Commerce, Inc	775,061
24,141	*	Sykes Enterprises, Inc	748,854
167,300		Symantec Corp	4,555,579
3,876		Syntel, Inc	87,404
8,168	*	Teradata Corp	330,804
2,916		TiVo Corp	40,678
63,219	*	Twilio, Inc	1,658,867
9,913	*	Ultimate Software Group, Inc	2,308,639
79

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

47,266	*,e	Unisys Corp	$420,667
5,290	*	Vasco Data Security International	76,176
38,231	*	Website Pros, Inc	888,871
8,377	*	WEX, Inc	1,296,843
55,836	*	Workday, Inc	6,694,178
		TOTAL SOFTWARE & SERVICES	451,451,594

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
2,919	*	Anixter International, Inc	244,320
40,047		AVX Corp	718,443
4,709		Badger Meter, Inc	226,974
1,070		Belden CDT, Inc	90,704
61,752	*	Benchmark Electronics, Inc	1,787,720
932,169		Cisco Systems, Inc	38,722,300
19,896	*	Coherent, Inc	5,163,410
359,893		Corning, Inc	11,235,859
45,387	*	Cray, Inc	1,100,635
25,416		CTS Corp	698,940
22,592		Daktronics, Inc	209,202
43,453		Dolby Laboratories, Inc (Class A)	2,795,766
41,073	*	Fabrinet	1,019,021
14,146	*	FARO Technologies, Inc	762,469
40,091	*	Finisar Corp	720,034
784,023		Hewlett Packard Enterprise Co	12,857,977
871,113		HP, Inc	20,314,355
11,733	*	Insight Enterprises, Inc	435,529
182		InterDigital, Inc	14,205
19,750	*	Itron, Inc	1,445,700
119,958		Jabil Circuit, Inc	3,050,532
15,930	*	Keysight Technologies, Inc	744,250
17,293	*	Kimball Electronics, Inc	319,921
12,767		Littelfuse, Inc	2,774,780
1,021	*,e	Lumentum Holdings, Inc	47,272
6,814		Methode Electronics, Inc	278,352
75,484		Motorola, Inc	7,507,639
64,221		National Instruments Corp	3,207,197
19,428	*	Novanta, Inc	1,124,881
500	*	OSI Systems, Inc	33,040
1,971	*	Plexus Corp	117,767
13,761	*	Ribbon Communications, Inc	96,052
11,038	*	Rogers Corp	1,818,842
35,221	*	Sanmina Corp	921,029
19,600	*	Scansource, Inc	670,320
42,389	*	Super Micro Computer, Inc	967,529
11,618		SYNNEX Corp	1,425,877
42,266	*	Tech Data Corp	4,238,012
181,345	*	Trimble Navigation Ltd	7,997,315
40,772	*	TTM Technologies, Inc	672,330
25,816		Universal Display Corp	4,115,070
104,257		Vishay Intertechnology, Inc	2,288,441
200,205		Xerox Corp	6,832,997
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	151,813,008
80

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 1.6%
35,353	*	Boingo Wireless, Inc	$857,310
345,880		CenturyLink, Inc	6,160,123
5,262		Consolidated Communications Holdings, Inc	65,512
16,965	*	General Communication, Inc (Class A)	711,342
3,026		IDT Corp (Class B)	32,893
67,259	*,e	Iridium Communications, Inc	854,189
595,326	*,e	Sprint Corp	3,173,088
758,742		Verizon Communications, Inc	41,025,180
203,668	e	Windstream Holdings, Inc	336,052
14,001	*	Zayo Group Holdings, Inc	513,837
		TOTAL TELECOMMUNICATION SERVICES	53,729,526

TRANSPORTATION - 2.5%
158		Allegiant Travel Co	25,161
310		Arkansas Best Corp	11,020
197,780		CSX Corp	11,227,971
152,360		Delta Air Lines, Inc	8,649,477
8		Expeditors International of Washington, Inc	520
61,930	*,e	Hertz Global Holdings, Inc	1,420,055
180		Landstar System, Inc	19,989
61,462		Norfolk Southern Corp	9,273,387
9		Ryder System, Inc	783
179,530		Southwest Airlines Co	10,915,424
154,828		Union Pacific Corp	20,669,538
172,928		United Parcel Service, Inc (Class B)	22,017,193
		TOTAL TRANSPORTATION	84,230,518

UTILITIES - 2.5%
12,632		American Water Works Co, Inc	1,050,603
91,114		Centerpoint Energy, Inc	2,567,593
180,018		Consolidated Edison, Inc	14,466,246
144,679		Dominion Resources, Inc	11,059,263
25,001		Edison International	1,563,313
134,706		Eversource Energy	8,498,602
13,718		New Jersey Resources Corp	532,258
290		Ormat Technologies, Inc	20,323
43,640		Public Service Enterprise Group, Inc	2,263,607
97,254		Sempra Energy	10,408,123
37,448		South Jersey Industries, Inc	1,102,469
308,682		Southern Co	13,924,645
104,830		WEC Energy Group, Inc	6,740,569
14,518		WGL Holdings, Inc	1,222,706
161,548		Xcel Energy, Inc	7,373,051
		TOTAL UTILITIES	82,793,371

		TOTAL COMMON STOCKS	3,255,598,115
		(Cost $2,027,092,885)
81

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.1%

GOVERNMENT AGENCY DEBT - 0.3%
$8,900,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	$8,900,000
		TOTAL GOVERNMENT AGENCY DEBT			8,900,000

TREASURY DEBT - 1.5%
25,560,000		United States Treasury Bill	1.100-1.231	02/01/18	25,560,000
25,000,000		United States Treasury Bill	1.387	03/01/18	24,972,997
		TOTAL TREASURY DEBT			50,532,997

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
44,051,714	c	State Street Navigator Securities Lending Government Money Market Portfolio			44,051,714
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			44,051,714

		TOTAL SHORT-TERM INVESTMENTS			103,484,711
		(Cost $103,484,784)
		TOTAL INVESTMENTS - 101.1%			3,359,082,826
		(Cost $2,130,577,669)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(38,052,788)
		NET ASSETS - 100.0%			$3,321,030,038

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hirearchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,622,992.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of January 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	71	3/16/18	$5,700,911	$5,594,800	$(106,111)
S&P 500 E Mini Index	332	3/16/18	46,896,365	46,908,280	11,915
S&P Mid 400 E Mini Index	28	3/16/18	5,573,391	5,471,760	(101,631)
Total	431		$58,170,667	$57,974,840	$(195,827)

82

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE LOW CARBON EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.1%
669	*	Cooper-Standard Holding, Inc	$83,351
1,201	*	Delphi Automotive plc	113,951
34,954		Ford Motor Co	383,445
1,719	*	Tesla, Inc	609,059
		TOTAL AUTOMOBILES & COMPONENTS	1,189,806

BANKS - 5.9%
572		Bank Mutual Corp	5,949
315		Bank of the Ozarks, Inc	15,734
226		BankUnited	9,275
12,195		BB&T Corp	673,042
339		Camden National Corp	14,394
2,995		CIT Group, Inc	151,817
12,833		Citizens Financial Group, Inc	589,035
3,253		Comerica, Inc	309,751
497	*	Customers Bancorp, Inc	15,233
108		East West Bancorp, Inc	7,118
129		Federal Agricultural Mortgage Corp (Class C)	10,352
15,903		Fifth Third Bancorp	526,389
119		First Commonwealth Financial Corp	1,722
340		First Financial Corp	15,742
869		First Republic Bank	77,819
494		Flushing Financial Corp	13,911
31		Hanmi Financial Corp	976
414	*	HomeStreet, Inc	12,192
648	*	HomeTrust Bancshares, Inc	16,427
14,226		Keycorp	304,436
611		LegacyTexas Financial Group, Inc	26,908
262		Live Oak Bancshares, Inc	7,048
3,325		M&T Bank Corp	634,343
940	*	MGIC Investment Corp	13,931
130		National Bank Holdings Corp	4,321
6,623		New York Community Bancorp, Inc	93,782
1,534		OFG Bancorp	17,488
230	*	Opus Bank	6,233
1,724		PacWest Bancorp	90,389
1,299		Pinnacle Financial Partners, Inc	82,227
5,106		PNC Financial Services Group, Inc	806,850
22,455		Regions Financial Corp	431,810
420		Sun Bancorp, Inc	10,290
1,072	*	SVB Financial Group	264,302
589	*	Texas Capital Bancshares, Inc	55,837
630	*	The Bancorp, Inc	6,659
356	*	Tristate Capital Holdings, Inc	8,562
83

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

47		Union Bankshares Corp	$1,774
900		United Financial Bancorp, Inc (New)	15,084
14,705		US Bancorp	840,244
2,925		Zions Bancorporation	158,038
		TOTAL BANKS	6,347,434

CAPITAL GOODS - 9.1%
4,230		3M Co	1,059,615
457		Acuity Brands, Inc	70,579
1,659		Air Lease Corp	80,661
1,675		Ametek, Inc	127,802
10,542		Arconic, Inc	316,893
217		Argan, Inc	9,461
1,123	*	Builders FirstSource, Inc	24,055
895		Carlisle Cos, Inc	102,218
5,221		Caterpillar, Inc	849,875
541	*	Chart Industries, Inc	26,817
1,803		Chicago Bridge & Iron Co NV	37,629
1,022		Cummins, Inc	192,136
4,227		Deere & Co	703,457
93		Dover Corp	9,878
565	*	DXP Enterprises, Inc	19,329
5,746		Eaton Corp	482,492
271		EMCOR Group, Inc	22,027
1,017	*	Esterline Technologies Corp	74,800
441		Fastenal Co	24,237
517		Granite Construction, Inc	34,479
556		H&E Equipment Services, Inc	21,895
427	*	Herc Holdings, Inc	28,062
1,535		Hexcel Corp	104,917
4,099		Illinois Tool Works, Inc	711,873
1,293		Ingersoll-Rand plc	122,357
12,987		Johnson Controls International plc	508,181
474		Kaman Corp	29,720
1,236		Kennametal, Inc	60,292
1,603	*	KEYW Holding Corp, The	10,740
1,669		L3 Technologies, Inc	354,596
1,972		Masco Corp	88,070
227	*	MYR Group, Inc	7,691
877	*	Navistar International Corp	40,193
103	*	NOW, Inc	1,214
889		PACCAR, Inc	66,284
2,868		Parker-Hannifin Corp	577,673
735		Pentair plc	52,552
3,941	*	Plug Power, Inc	7,606
2,387	*	Quanta Services, Inc	91,876
639		Rockwell Automation, Inc	126,068
4,279		Rockwell Collins, Inc	592,599
1,325		Roper Industries, Inc	371,782
1,253	*	Sensata Technologies Holding BV	70,481
457		Snap-On, Inc	78,289
943		Stanley Works	156,755
1,424	*	Teledyne Technologies, Inc	271,870
84

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

245	*	Titan Machinery, Inc	$5,265
1,365		TransDigm Group, Inc	432,582
766		Triton International Ltd	29,568
1,095	*	United Rentals, Inc	198,315
413	*	Veritiv Corp	11,853
537		W.W. Grainger, Inc	144,807
1,667	*	Wesco Aircraft Holdings, Inc	11,919
90	*	WESCO International, Inc	6,133
777		Woodward Governor Co	60,233
1,197		Xylem, Inc	86,495
		TOTAL CAPITAL GOODS	9,809,246

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
7,998	*	Copart, Inc	352,472
556		Essendant, Inc	5,032
260		Heidrick & Struggles International, Inc	6,864
278	*	ICF International, Inc	14,762
2,738	*	IHS Markit Ltd	130,685
162		Insperity, Inc	9,922
7		Kforce, Inc	182
1,550	*,†,m	Media General, Inc	0
711		RPX Corp	9,982
236	*	SP Plus Corp	9,098
1,049	*	Team, Inc	17,833
40	*	TrueBlue, Inc	1,094
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	557,926

CONSUMER DURABLES & APPAREL - 1.2%
914		CalAtlantic Group, Inc	51,303
733	*	Century Communities, Inc	23,163
1,587	*	Fossil Group, Inc	12,632
864	*	Green Brick Partners, Inc	9,677
1,159		Hanesbrands, Inc	25,173
5		Hasbro, Inc	473
667	*	LGI Homes, Inc	45,142
3,349		Newell Rubbermaid, Inc	88,548
12,367		Nike, Inc (Class B)	843,677
144	*	Under Armour, Inc	1,850
185	*	Under Armour, Inc (Class A)	2,564
1,816		VF Corp	147,350
299		Whirlpool Corp	54,245
		TOTAL CONSUMER DURABLES & APPAREL	1,305,797

CONSUMER SERVICES - 2.5%
214	*	American Public Education, Inc	5,436
176	*	Bright Horizons Family Solutions	17,283
195		Carriage Services, Inc	5,193
3,787		Hilton Worldwide Holdings, Inc	324,356
5,963		McDonald’s Corp	1,020,508
102	*	Red Robin Gourmet Burgers, Inc	5,370
2,768		Royal Caribbean Cruises Ltd	369,666
1,636	*	ServiceMaster Global Holdings, Inc	86,250
26		Six Flags Entertainment Corp	1,757
85

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

188	*	Sotheby’s (Class A)	$9,919
11,859		Starbucks Corp	673,710
555		Vail Resorts, Inc	121,301
110	*	Weight Watchers International, Inc	7,072
464		Wyndham Worldwide Corp	57,596
		TOTAL CONSUMER SERVICES	2,705,417

DIVERSIFIED FINANCIALS - 6.6%
3,269		Ally Financial, Inc	97,318
7,820		American Express Co	777,308
523		Ameriprise Financial, Inc	88,230
11,200		Annaly Capital Management, Inc	118,048
12,394		Bank of New York Mellon Corp	702,740
1,376		BlackRock, Inc	773,037
14,001		Charles Schwab Corp	746,813
3,068		Chimera Investment Corp	52,125
4,625		CME Group, Inc	709,845
3,787		Discover Financial Services	302,202
520		Dynex Capital, Inc	3,380
858	*	E*TRADE Financial Corp	45,217
375	*	Encore Capital Group, Inc	15,544
7,974		IntercontinentalExchange Group, Inc	588,800
1,221		Invesco Ltd	44,115
1,535		Legg Mason, Inc	65,422
189		LPL Financial Holdings, Inc	11,276
378		Moody’s Corp	61,157
544	*,m	NewStar Financial, Inc	294
562		Northern Trust Corp	59,229
1,767	*	On Deck Capital, Inc	7,951
863		Pico Holdings, Inc	11,305
460	*	PRA Group, Inc	16,445
3,766		S&P Global, Inc	682,023
292		Starwood Property Trust, Inc	5,954
6,001		State Street Corp	661,130
82		T Rowe Price Group, Inc	9,154
4,891		TD Ameritrade Holding Corp	272,869
2,395		Voya Financial, Inc	124,324
		TOTAL DIVERSIFIED FINANCIALS	7,053,255

ENERGY - 4.4%
5,318		Andeavor	575,195
2,715		Archrock, Inc	25,249
16,054		Baker Hughes a GE Co	516,136
8,349	*	Cheniere Energy, Inc	472,219
4,494	*	Clean Energy Fuels Corp	7,056
3,066		Delek US Holdings, Inc	106,973
1,294	*	Dril-Quip, Inc	66,835
566	*	Exterran Corp	16,346
5,161	*	Fairmount Santrol Holdings, Inc	28,747
1,980	*	Forum Energy Technologies, Inc	33,462
879		Frank’s International NV	6,083
1,410		Green Plains Renewable Energy, Inc	24,675
5,498	*	Helix Energy Solutions Group, Inc	41,400
86

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

864	*	Matrix Service Co	$15,466
4,996	*	McDermott International, Inc	43,865
15,511		National Oilwell Varco, Inc	568,943
413	*	Natural Gas Services Group, Inc	11,378
3,044	*	Newpark Resources, Inc	27,700
1,706		Oceaneering International, Inc	35,280
1,986	*	Oil States International, Inc	63,552
10,175		Oneok, Inc	598,901
4,276		PBF Energy, Inc	138,243
1,253	*	Renewable Energy Group, Inc	13,407
529	*	RigNet, Inc	8,729
4,561	*	Rowan Cos plc	67,138
2,187		RPC, Inc	44,177
12,097		Schlumberger Ltd	890,097
259	*	SEACOR Holdings, Inc	12,064
2,162	*	Tellurian, Inc	24,539
3,769	*	Tetra Technologies, Inc	14,473
2,257		US Silica Holdings Inc	75,136
28,982	*	Weatherford International Ltd	114,189
2,617		World Fuel Services Corp	72,988
		TOTAL ENERGY	4,760,641

FOOD & STAPLES RETAILING - 0.9%
1,352		Casey’s General Stores, Inc	163,741
652	*	Chefs’ Warehouse Holdings, Inc	13,268
3,512	*	Performance Food Group Co	120,637
878		Pricesmart, Inc	74,806
386	*	Smart & Final Stores, Inc	3,628
1,332		Spartan Stores, Inc	32,461
5,314	*	Sprouts Farmers Market, Inc	148,420
2,041	*	United Natural Foods, Inc	97,152
8,080	*	US Foods Holding Corp	259,610
336		Weis Markets, Inc	13,359
		TOTAL FOOD & STAPLES RETAILING	927,082

FOOD, BEVERAGE & TOBACCO - 4.3%
1,666		Bunge Ltd	132,330
299		Campbell Soup Co	13,918
25,031		Coca-Cola Co	1,191,225
3,116		Dr Pepper Snapple Group, Inc	371,895
309	*	Freshpet, Inc	5,686
5,138		General Mills, Inc	300,522
87	*	Hain Celestial Group, Inc	3,318
3,328		Hormel Foods Corp	114,250
1,378		Kellogg Co	93,856
8,807		Kraft Heinz Co	690,381
351	*	Landec Corp	4,616
11,600		Mondelez International, Inc	515,040
9,575		PepsiCo, Inc	1,151,872
81	*	Seneca Foods Corp	2,555
		TOTAL FOOD, BEVERAGE & TOBACCO	4,591,464
87

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
239	*	Abiomed, Inc	$56,165
1,028	*	Acadia Healthcare Co, Inc	35,034
2,917	*	Accuray, Inc	16,481
407		Aceto Corp	4,481
1,528	*	Align Technology, Inc	400,336
2,208	*	Allscripts Healthcare Solutions, Inc	32,921
171	*	American Renal Associates Holdings, Inc	3,234
2,011		AmerisourceBergen Corp	200,436
43	*	AMN Healthcare Services, Inc	2,307
332	*	Angiodynamics, Inc	5,780
3,004		Anthem, Inc	744,541
433	*	athenahealth, Inc	54,259
3,118		Becton Dickinson & Co	757,487
2,394	*	Brookdale Senior Living, Inc	22,743
433	*	Capital Senior Living Corp	4,884
3,486		Cardinal Health, Inc	250,260
759	*	Centene Corp	81,395
3,696	*	Cerus Corp	16,373
2,831		Cigna Corp	589,839
162		Computer Programs & Systems, Inc	4,852
594	*	Cross Country Healthcare, Inc	8,322
1,654		Dentsply Sirona, Inc	100,580
331	*	Diplomat Pharmacy, Inc	8,934
2,205	*	Edwards Lifesciences Corp	279,109
295		Encompass Health Corp	15,611
1,450	*	Endologix, Inc	6,003
570	*	GenMark Diagnostics, Inc	3,101
96	*	Globus Medical, Inc	4,420
2,079	*	HCA Holdings, Inc	210,312
126	*	Henry Schein, Inc	9,536
3,700	*	Hologic, Inc	157,990
1,147		Humana, Inc	323,259
544	*	Idexx Laboratories, Inc	101,750
497	*	Integer Holding Corp	24,925
1,097	*	Kindred Healthcare, Inc	10,092
900	*	Laboratory Corp of America Holdings	157,050
198	*	LHC Group, Inc	12,434
604	*	LifePoint Hospitals, Inc	29,868
62	*	LivaNova plc	5,304
20	*	Merit Medical Systems, Inc	929
479	*	Omnicell, Inc	23,495
765	*	OraSure Technologies, Inc	16,646
69	*	Penumbra, Inc	6,872
118	*	Quality Systems, Inc	1,534
638		Quest Diagnostics, Inc	67,513
30	*	Quidel Corp	1,373
144		Resmed, Inc	14,514
241	*	Staar Surgical Co	3,784
315	*	Surgery Partners, Inc	4,898
294	*	Teladoc, Inc	10,996
150	*	Triple-S Management Corp (Class B)	3,447
602	*	Varian Medical Systems, Inc	76,755
335	*	Vocera Communications, Inc	9,816
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,994,980
88

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
14		Clorox Co	$1,984
6,790		Colgate-Palmolive Co	504,090
440		Estee Lauder Cos (Class A)	59,382
1,990		Kimberly-Clark Corp	232,830
15,429		Procter & Gamble Co	1,332,140
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,130,426

INSURANCE - 3.9%
1,192		Aflac, Inc	105,134
5,460		Allstate Corp	539,284
10,013		American International Group, Inc	640,031
443		Aon plc	62,981
5,078		Chubb Ltd	792,930
1,126	*	Genworth Financial, Inc (Class A)	3,446
1,597		Hartford Financial Services Group, Inc	93,840
694		Lincoln National Corp	57,463
4,307		Loews Corp	222,457
4,501		Marsh & McLennan Cos, Inc	375,923
3,548		Progressive Corp	191,947
5,680		Prudential Financial, Inc	674,898
2,782		Travelers Cos, Inc	417,077
1,552		XL Group Ltd	57,176
		TOTAL INSURANCE	4,234,587

MATERIALS - 3.5%
2,485		Albemarle Corp	277,301
2,283	*	Axalta Coating Systems Ltd	71,914
2,626		Ball Corp	100,523
768	*	Berry Plastics Group, Inc	45,458
554		Boise Cascade Co	24,625
1,276		Celanese Corp (Series A)	138,012
598		Compass Minerals International, Inc	43,594
4,620		Eastman Chemical Co	458,212
3,397		Ecolab, Inc	467,699
962	*	GCP Applied Technologies, Inc	32,131
815		H.B. Fuller Co	42,258
375		Hawkins, Inc	13,238
264		International Flavors & Fragrances, Inc	39,679
1,462		International Paper Co	91,901
529	*	Kraton Polymers LLC	26,588
780		Materion Corp	38,766
562		Minerals Technologies, Inc	42,234
13,531		Mosaic Co	369,396
898		Myers Industries, Inc	18,858
665	*	Omnova Solutions, Inc	7,315
1,783		PPG Industries, Inc	211,696
1,721		Reliance Steel & Aluminum Co	150,742
1,306		Royal Gold, Inc	116,234
467		Schnitzer Steel Industries, Inc (Class A)	15,971
1,760		Scotts Miracle-Gro Co (Class A)	158,875
89

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

2,410		Sealed Air Corp	$114,114
980		Sherwin-Williams Co	408,768
1,735		Trinseo S.A.	143,051
549	*	US Concrete, Inc	42,740
727		WestRock Co	48,440
705	*	Worthington Industries, Inc	32,966
		TOTAL MATERIALS	3,793,299

MEDIA - 2.8%
2,092	*	Charter Communications, Inc	789,207
166		Cinemark Holdings, Inc	6,109
506		Clear Channel Outdoor Holdings, Inc (Class A)	2,454
435	*	Discovery Communications, Inc (Class A)	10,905
2,782	*	Discovery Communications, Inc (Class C)	66,379
333		Entercom Communications Corp (Class A)	3,680
943		Entravision Communications Corp (Class A)	6,554
689		Gannett Co, Inc	8,130
1,003	*	Gray Television, Inc	16,399
143	*	Imax Corp	2,839
119	*	Liberty Broadband Corp (Class C)	11,370
1,208		Scripps Networks Interactive (Class A)	106,292
1,087		Sinclair Broadcast Group, Inc (Class A)	40,328
8,375		Time Warner, Inc	798,556
146		Tribune Co	6,218
10,360		Walt Disney Co	1,125,821
		TOTAL MEDIA	3,001,241

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
649	*	Acadia Pharmaceuticals, Inc	19,412
152	*	Acceleron Pharma, Inc	6,310
274	*	Aclaris Therapeutics, Inc	6,061
249	*	Acorda Therapeutics, Inc	6,462
966		Agilent Technologies, Inc	70,933
65	*	Agios Pharmaceuticals, Inc	5,119
1,019	*	Akorn, Inc	32,832
5,404		Amgen, Inc	1,005,414
436	*	Bellicum Pharmaceuticals, Inc	2,651
1,366	*	BioCryst Pharmaceuticals, Inc	6,147
2,135	*	Biogen Idec, Inc	742,575
1,054	*	BioMarin Pharmaceutical, Inc	95,102
197	*	Bluebird Bio, Inc	40,365
14,192		Bristol-Myers Squibb Co	888,419
7,108	*	Celgene Corp	719,045
1,409	*	Celldex Therapeutics, Inc	3,889
600	*	Coherus Biosciences, Inc	6,060
403	*	Collegium Pharmaceutical, Inc	9,608
1,951	*	Depomed, Inc	14,340
140	*	FibroGen, Inc	8,197
182	*	Flexion Therapeutics Inc	4,111
11,071		Gilead Sciences, Inc	927,750
347	*	Inovio Pharmaceuticals, Inc	1,582
350	*	Intersect ENT, Inc	13,072
595	*	Intra-Cellular Therapies, Inc	10,127
90

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

943	*	Iovance Biotherapeutics, Inc	$14,664
1,274	*	IQVIA Holdings, Inc	130,190
13,665		Johnson & Johnson	1,888,366
20	*	Mettler-Toledo International, Inc	13,505
1,644	*	Nektar Therapeutics	137,455
3,925	*	Opko Health, Inc	17,505
416	*	Paratek Pharmaceuticals, Inc	6,344
1,191	*	Progenics Pharmaceuticals, Inc	6,967
31	*	Prothena Corp plc	1,296
334	*	Revance Therapeutics, Inc	10,788
1,259	*	Sangamo Biosciences, Inc	26,250
99	*	Sarepta Therapeutics, Inc	6,488
18,579		Schering-Plough Corp	1,100,806
58	*	Spark Therapeutics, Inc	3,251
426	*	Sucampo Pharmaceuticals, Inc (Class A)	7,647
731	*	Teligent, Inc	2,230
681	*	Theravance Biopharma, Inc	18,006
84	*	Ultragenyx Pharmaceutical, Inc	4,481
2,162	*	Vertex Pharmaceuticals, Inc	360,773
196	*	Waters Corp	42,260
8,111		Zoetis, Inc	622,357
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,067,212

REAL ESTATE - 3.8%
446		Alexandria Real Estate Equities, Inc	57,846
164	*	Altisource Portfolio Solutions S.A.	4,592
1,111		American Campus Communities, Inc	42,729
5,125		American Tower Corp	756,962
1,483		Boston Properties, Inc	183,462
5,419		Brixmor Property Group, Inc	87,950
85		Camden Property Trust	7,358
649		CatchMark Timber Trust Inc	8,547
2,890		CBL & Associates Properties, Inc	16,069
1,117	*	CBRE Group, Inc	51,036
37		CyrusOne, Inc	2,135
4,210		Duke Realty Corp	111,186
1,228		Equinix, Inc	558,973
514		Federal Realty Investment Trust	62,091
2,232		Forest City Realty Trust, Inc	52,385
4,263		HCP, Inc	102,653
3,740		Host Marriott Corp	77,642
80	*	Howard Hughes Corp	10,077
2,463		Iron Mountain, Inc	86,279
1,112	*	iStar Financial, Inc	11,732
887		Kennedy-Wilson Holdings, Inc	15,744
1,603		Macerich Co	103,506
1,971		Paramount Group, Inc	29,624
10,055		Prologis, Inc	654,681
209		QTS Realty Trust, Inc	10,408
1,322	*	SBA Communications Corp	230,689
2,024		Senior Housing Properties Trust	35,076
262	*	Tejon Ranch Co	5,714
4,177		UDR, Inc	152,586
91

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

2,506		Vornado Realty Trust	$179,630
1,999		Weingarten Realty Investors	59,071
4,799		Welltower, Inc	287,796
841		Weyerhaeuser Co	31,571
		TOTAL REAL ESTATE	4,087,800

RETAILING - 4.4%
893	*	1-800-FLOWERS.COM, Inc (Class A)	9,310
478		Advance Auto Parts, Inc	55,921
2,413		Best Buy Co, Inc	176,294
1,000	*	Carmax, Inc	71,370
3,994		Dollar General Corp	411,861
562	*	FTD Cos, Inc	3,293
686	*	Genesco, Inc	23,907
989	*	GNC Holdings, Inc	4,302
52		Group 1 Automotive, Inc	4,079
13,368	*	Groupon, Inc	70,717
275		Haverty Furniture Cos, Inc	6,133
703	*	Hibbett Sports, Inc	15,888
2,090		Kohl’s Corp	135,369
519	*	Lands’ End, Inc	8,719
2,701	*	LKQ Corp	113,523
7,960		Lowe’s Companies, Inc	833,651
307	*	MarineMax, Inc	7,046
1,274	*	Murphy USA, Inc	108,685
3,401	*	NetFlix, Inc	919,290
183		Nordstrom, Inc	9,024
1,113		Nutri/System, Inc	48,137
4,919		Office Depot, Inc	15,987
648	*	Overstock.com, Inc	44,518
700		PetMed Express, Inc	31,640
2,910		Pier 1 Imports, Inc	9,661
451	*	Priceline.com, Inc	862,335
509		Rent-A-Center, Inc	5,512
3,937		Ross Stores, Inc	324,369
311		Shoe Carnival, Inc	7,106
1,272	*	Shutterfly, Inc	86,687
427	*	Ulta Beauty, Inc	94,837
1,519	*	Wayfair, Inc	139,763
1,366		Williams-Sonoma, Inc	69,980
32		Winmark Corp	4,288
309	*	Zumiez, Inc	6,412
		TOTAL RETAILING	4,739,614

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
2,438		Analog Devices, Inc	224,004
11,608		Applied Materials, Inc	622,537
67		Brooks Automation, Inc	1,869
472	*	First Solar, Inc	31,704
28,088		Intel Corp	1,352,156
842		Lam Research Corp	161,260
703		Microchip Technology, Inc	66,940
4,267		NVIDIA Corp	1,048,829
92

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

3,038	*	ON Semiconductor Corp	$75,160
519		Skyworks Solutions, Inc	50,452
1,054	*	SunPower Corp	8,358
8,409		Texas Instruments, Inc	922,215
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,565,484

SOFTWARE & SERVICES - 13.8%
5,488		Accenture plc	881,922
1,209	*	Actua Corp	18,860
1,337	*	Alphabet, Inc (Class A)	1,580,628
1,357	*	Alphabet, Inc (Class C)	1,587,609
1,212	*	Autodesk, Inc	140,131
5,861		Automatic Data Processing, Inc	724,595
515	*	Black Knight, Inc	25,493
1,624		Booz Allen Hamilton Holding Co	63,628
815	*	Cardtronics plc	19,935
428	*	Cimpress NV	54,531
513	*	Citrix Systems, Inc	47,586
8,783		Cognizant Technology Solutions Corp (Class A)	684,898
1,483		Convergys Corp	34,509
1,540		CSRA, Inc	51,251
6,410	*	Dell Technologies, Inc-VMware Inc	459,597
2,010	*	Etsy, Inc	37,708
304	*	Euronet Worldwide, Inc	28,536
1,005	*	Gogo, Inc	9,688
6,305		International Business Machines Corp	1,032,128
1,986		Intuit, Inc	333,449
637		j2 Global, Inc	50,954
755		LogMeIn, Inc	94,979
6,593		MasterCard, Inc (Class A)	1,114,217
33,494	d	Microsoft Corp	3,182,265
266	*	MINDBODY, Inc	9,350
294	*	New Relic, Inc	17,561
20,981		Oracle Corp	1,082,410
1,363	*	Perficient, Inc	26,401
1,156	*	Quotient Technology, Inc	13,641
7,041	*	salesforce.com, Inc	802,040
2,687	*	ServiceSource International LLC	9,136
269	*	SPS Commerce, Inc	14,149
4,981		Symantec Corp	135,633
516		Syntel, Inc	11,636
525	*	Teradata Corp	21,263
591		TiVo Corp	8,244
1,726		Travelport Worldwide Ltd	23,491
903	*	Twilio, Inc	23,695
1,804	*	Unisys Corp	16,056
534	*	Vasco Data Security International	7,690
635	*	Website Pros, Inc	14,764
2,727		Western Union Co	56,694
587	*	WEX, Inc	90,873
1,459	*	Workday, Inc	174,920
		TOTAL SOFTWARE & SERVICES	14,818,744
93

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
512	*	Anixter International, Inc	$42,854
1,244		AVX Corp	22,317
246		Badger Meter, Inc	11,857
595		Belden CDT, Inc	50,438
889	*	Benchmark Electronics, Inc	25,737
30,666		Cisco Systems, Inc	1,273,866
750	*	Coherent, Inc	194,640
292		Comtech Telecommunications Corp	6,316
17,519		Corning, Inc	546,943
1,372	*	Cray, Inc	33,271
1,242		CTS Corp	34,155
1,259		Daktronics, Inc	11,658
874		Dolby Laboratories, Inc (Class A)	56,233
1,084	*	Fabrinet	26,894
594	*	FARO Technologies, Inc	32,017
21,777		Hewlett Packard Enterprise Co	357,143
28,275		HP, Inc	659,373
565	*	Insight Enterprises, Inc	20,973
550	*	Itron, Inc	40,260
3,140		Jabil Circuit, Inc	79,850
480	*	Keysight Technologies, Inc	22,426
934	*	Kimball Electronics, Inc	17,279
349		Littelfuse, Inc	75,852
59	*	Lumentum Holdings, Inc	2,732
600		Methode Electronics, Inc	24,510
504		Motorola, Inc	50,128
1,795		National Instruments Corp	89,642
461	*	Novanta, Inc	26,692
147	*	OSI Systems, Inc	9,714
556	*	Plexus Corp	33,221
644	*	Ribbon Communications, Inc	4,495
625	*	Rogers Corp	102,987
1,313	*	Sanmina Corp	34,335
963	*	Scansource, Inc	32,935
666	*	Super Micro Computer, Inc	15,201
393		SYNNEX Corp	48,233
988	*	Tech Data Corp	99,067
9,923	*	Trimble Navigation Ltd	437,604
1,602	*	TTM Technologies, Inc	26,417
951		Universal Display Corp	151,589
2,244		Vishay Intertechnology, Inc	49,256
4,229		Xerox Corp	144,336
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,025,446

TELECOMMUNICATION SERVICES - 1.7%
13,617		CenturyLink, Inc	242,519
246		Consolidated Communications Holdings, Inc	3,063
212	*	General Communication, Inc (Class A)	8,889
11,544	*	Globalstar, Inc	12,121
232		IDT Corp (Class B)	2,522
2,119	*	Iridium Communications, Inc	26,911
592		Shenandoah Telecom Co	20,128
94

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY			VALUE

21,590	*	Sprint Corp			$115,075
24,767		Verizon Communications, Inc			1,339,152
5,690		Windstream Holdings, Inc			9,388
		TOTAL TELECOMMUNICATION SERVICES			1,779,768

TRANSPORTATION - 2.3%
457		Arkansas Best Corp			16,246
960	*	Avis Budget Group, Inc			43,162
6,534		CSX Corp			370,935
544	*	Hertz Global Holdings, Inc			12,474
571		Kansas City Southern Industries, Inc			64,597
1,693		Norfolk Southern Corp			255,440
6,804		Union Pacific Corp			908,334
6,394		United Parcel Service, Inc (Class B)			814,084
431	*	YRC Worldwide, Inc			6,883
		TOTAL TRANSPORTATION			2,492,155

UTILITIES - 2.8%
2,953		American Water Works Co, Inc			245,601
2,682		Aqua America, Inc			97,115
17,645		Centerpoint Energy, Inc			497,236
7,243		Consolidated Edison, Inc			582,047
5,837		Edison International			364,988
7,583		Eversource Energy			478,411
1,287		New Jersey Resources Corp			49,936
620		NRG Yield, Inc (Class A)			11,675
609		Pattern Energy Group, Inc			12,558
4,940		Sempra Energy			528,679
850		Southwest Gas Corp			62,543
619		Spire, Inc			41,163
738		WGL Holdings, Inc			62,154
		TOTAL UTILITIES			3,034,106

		TOTAL COMMON STOCKS			107,012,930
		(Cost $85,684,596)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 1.0%
$1,050,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	1,050,000
		TOTAL GOVERNMENT AGENCY DEBT			1,050,000

		TOTAL SHORT-TERM INVESTMENTS			1,050,000
		(Cost $1,050,000)
		TOTAL INVESTMENTS - 100.4%			108,062,930
		(Cost $86,734,596)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(477,486)
		NET ASSETS - 100.0%			$107,585,444
95

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of January 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P500 E-Mini Index	3	3/16/18	$426,607	$423,870	$(2,737)
96

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2018

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 0.0%

CORPORATE BONDS - 0.0%

HONG KONG - 0.0%
$534,000	†,m	Asia Pacific Investment Partners	15.000%	04/23/17	$53
		TOTAL HONG KONG			53

		TOTAL CORPORATE BONDS			53
		(Cost $534,000)

		TOTAL BONDS			53
		(Cost $534,000)

EQUITY LINKED NOTES - 1.3%

UNITED STATES - 1.3%
1,039,088	*,j	Morgan Stanley BV	0.000	07/02/18	20,534,457
		TOTAL UNITED STATES			20,534,457

		TOTAL EQUITY LINKED NOTES			20,534,457
		(Cost $17,956,746)

SHARES		COMPANY

COMMON STOCKS - 97.3%

ARGENTINA - 3.0%
662,880	e	BBVA Banco Frances S.A. (ADR)			16,764,235
195,900		Grupo Financiero Galicia S.A. (ADR) (Class B)			13,673,820
676,485	*	Loma Negra Cia Industrial Argentina S.A. (ADR)			16,073,284
		TOTAL ARGENTINA			46,511,339

BRAZIL - 10.5%
3,868,100	*	Atacadao Distribuicao Comercio e Industria Ltd			19,546,896
2,464,200		Banco do Brasil S.A.			30,699,741
4,758,300		Cyrela Brazil Realty S.A.			22,386,117
4,288,900	*	Petrobras Distribuidora S.A.			28,269,586
4,715,000	*	Petroleo Brasileiro S.A. (Preference)			29,186,134
4,047,967		Via Varejo S.A.			34,451,551
		TOTAL BRAZIL			164,540,025

CHILE - 1.8%
1,373,243,351		Corpbanca S.A.			13,989,163
97

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

1,368,639		SACI Falabella	$14,367,129
		TOTAL CHILE	28,356,292

CHINA - 24.1%
547,254	*	Alibaba Group Holding Ltd (ADR)	111,798,519
71,900	*	Baidu, Inc (ADR)	17,753,548
54,302,000		Bank of China Ltd	32,545,041
2,048,800	e	Byd Co Ltd	19,276,868
8,978,000	*,†,e,m	China Animal Healthcare Ltd	11,477
3,362,800		China Mobile Hong Kong Ltd	35,411,604
3,192,000		China Overseas Land & Investment Ltd	12,344,329
14,443,400		CNOOC Ltd	22,703,027
1,678,000		ENN Energy Holdings Ltd	12,964,659
259,300	*	JD.com, Inc (ADR)	12,765,339
3,868,800		Ping An Insurance Group Co of China Ltd	45,566,667
151,600	*	Sina Corp	17,775,100
616,400		Tencent Holdings Ltd	36,421,495
		TOTAL CHINA	377,337,673

COLOMBIA - 1.3%
3,351,100		Almacenes Exito S.A.	21,112,676
		TOTAL COLOMBIA	21,112,676

HONG KONG - 2.8%
22,290	*,†,m	Asia Pacific Investment Partners Ltd	28
621,536	*,†,m	China Metal Recycling Holdings Ltd	795
707,217		Melco Crown Entertainment Ltd (ADR)	21,060,922
16,740,100		Sun Art Retail Group Ltd	22,670,457
		TOTAL HONG KONG	43,732,202

INDIA - 6.0%
748,900		Capital First Ltd	8,670,308
1,525,557		Infosys Technologies Ltd	27,535,108
4,484,400		ITC Ltd	19,135,132
1,018,800	*	Multi Commodity Exchange of India Ltd	12,425,103
1,641,700		Reliance Industries Ltd	24,771,034
140,173	*,e	Yatra Online, Inc	929,347
		TOTAL INDIA	93,466,032

INDONESIA - 0.8%
15,218,200		PT Matahari Department Store Tbk	12,644,910
		TOTAL INDONESIA	12,644,910

ITALY - 2.1%
7,896,800		Prada S.p.A	32,302,358
		TOTAL ITALY	32,302,358

KOREA, REPUBLIC OF - 8.3%
35,340		Samsung Electronics Co Ltd	82,601,170
130,300		Samsung SDI Co Ltd	24,018,932
459,400		Shinhan Financial Group Co Ltd	22,807,345
		TOTAL KOREA, REPUBLIC OF	129,427,447
98

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

MEXICO - 1.5%
12,882,200	*	Becle SAB de C.V.	$23,436,340
		TOTAL MEXICO	23,436,340

PERU - 1.1%
1,086,259		Cia de Minas Buenaventura S.A. (ADR) (Series B)	16,760,976
		TOTAL PERU	16,760,976

PHILIPPINES - 1.7%
37,343,600	*	Alliance Global Group, Inc	11,166,683
88,606,300	*,n	Melco Resorts And Entertainment Philippines Corp	14,681,356
		TOTAL PHILIPPINES	25,848,039

RUSSIA - 6.7%
557,300	*	Mail.ru (GDR)	18,299,401
261,400		Polyus PJSC (GDR)	10,599,770
2,748,657		Sberbank of Russian Federation (ADR)	55,394,022
531,900	*	X 5 Retail Group NV (GDR)	20,393,046
		TOTAL RUSSIA	104,686,239

SINGAPORE - 0.7%
924,894	*	Sea Ltd (ADR)	11,339,201
		TOTAL SINGAPORE	11,339,201

SOUTH AFRICA - 5.3%
230,417		Naspers Ltd (N Shares)	65,621,684
3,224,100		Woolworths Holdings Ltd	17,464,640
		TOTAL SOUTH AFRICA	83,086,324

SRI LANKA - 0.8%
11,956,700		John Keells Holdings plc	12,797,299
		TOTAL SRI LANKA	12,797,299

TAIWAN - 8.3%
9,841,000		Advanced Semiconductor Engineering, Inc	13,964,679
1,304,000		Bizlink Holdings Inc	12,340,648
13,923,400		Fubon Financial Holding Co Ltd	25,865,440
7,674,300		Hon Hai Precision Industry Co, Ltd	24,194,052
138,400		Largan Precision Co Ltd	18,968,861
3,316,500		MediaTek, Inc	33,935,059
		TOTAL TAIWAN	129,268,739

THAILAND - 2.1%
2,229,700		Kasikornbank PCL - NVDR	16,357,442
3,210,400		Siam Commercial Bank PCL (ADR)	16,119,181
		TOTAL THAILAND	32,476,623

TURKEY - 1.3%
4,825,400		Turkcell Iletisim Hizmet AS	20,024,593
		TOTAL TURKEY	20,024,593
99

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY			VALUE

UNITED ARAB EMIRATES - 1.0%
9,136,200	*	Emaar Properties PJSC			$16,350,533
		TOTAL UNITED ARAB EMIRATES			16,350,533

UNITED STATES - 1.7%
22,290	*,†,m	Mongolian Metals Corporation			0
590,900		Yum China Holdings, Inc			27,411,851
		TOTAL UNITED STATES			27,411,851

URUGUAY - 4.4%
6,775,096	*,a,n	Arcos Dorados Holdings, Inc			69,444,734
		TOTAL URUGUAY			69,444,734

		TOTAL COMMON STOCKS			1,522,362,445
		(Cost $1,215,959,660)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†,m	Ayala Land, Inc			3,357
		TOTAL PHILIPPINES			3,357

		TOTAL PREFERRED STOCKS			3,357
		(Cost $4,057)

PURCHASED OPTIONS - 0.4%

HONG KONG - 0.4%
1,150,000		Melco Resorts & Entertainment Ltd			6,152,500
		TOTAL HONG KONG			6,152,500

		TOTAL PURCHASED OPTIONS			6,152,500
		(Cost $2,262,625)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.6%

GOVERNMENT AGENCY DEBT - 1.3%
$19,800,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	19,800,000
		TOTAL GOVERNMENT AGENCY DEBT			19,800,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
20,671,783	c	State Street Navigator Securities Lending Government Money Market Portfolio			20,671,783
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			20,671,783

		TOTAL SHORT-TERM INVESTMENTS			40,471,783
		(Cost $40,471,783)
100

TIAA-CREF FUNDS - Emerging Markets Equity Fund

VALUE

TOTAL INVESTMENTS - 101.6%	$1,589,524,595
(Cost $1,277,188,871)
OTHER ASSETS & LIABILITIES, NET - (1.6)%	(25,525,166)
NET ASSETS - 100.0%	$1,563,999,429

Abbreviation(s):
ADR American Depository Receipt
GDR Global Depository Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,969,244.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of January 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Melco Resorts & Entertainment Ltd, Call	11,500	$2,262,625	$25.00	4/20/18	$6,152,500

Written options outstanding as of January 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Melco Resorts & Entertainment Ltd, Put	14,000	$(829,481)	$19.00	4/20/18	$(140,000)
101

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2018

SECTOR	VALUE	% OF NET ASSETS
INFORMATION TECHNOLOGY	$438,605,124	28.0%
CONSUMER DISCRETIONARY	399,230,892	25.6
FINANCIALS	331,412,047	21.2
CONSUMER STAPLES	126,294,547	8.1
ENERGY	76,660,195	4.9
TELECOMMUNICATION SERVICES	55,436,197	3.5
MATERIALS	43,434,825	2.8
INDUSTRIALS	36,304,630	2.3
REAL ESTATE	28,698,219	1.8
UTILITIES	12,964,659	0.8
HEALTH CARE	11,477	0.0
SHORT-TERM INVESTMENTS	40,471,783	2.6
OTHER ASSETS & LIABILITIES, NET	(25,525,166)	(1.6)

NET ASSETS	$1,563,999,429	100.0%
102

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

 January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRALIA - 7.1%
260,911		AGL Energy Ltd	$4,915,738
680,684		Aristocrat Leisure Ltd	13,078,579
114,801		Australian Stock Exchange Ltd	5,051,457
291,156		BHP Billiton Ltd	7,120,257
596,114		BHP Billiton plc	13,275,592
276,828		Caltex Australia Ltd	7,748,410
97,230		CIMIC Group Ltd	3,692,150
9,855		Cochlear Ltd	1,375,471
133,644		Commonwealth Bank of Australia	8,479,155
83,548		Computershare Ltd	1,121,442
36,341		CSL Ltd	4,272,951
2,039,801		Fortescue Metals Group Ltd	8,100,497
347,741	e	Harvey Norman Holdings Ltd	1,262,527
227,213		Macquarie Group Ltd	18,853,468
64,808		Ramsay Health Care Ltd	3,574,536
222,000		Scentre Group	744,932
2,376,655		South32 Ltd	7,298,382
2,576,808		Stockland Trust Group	8,789,035
1,925,163		Telstra Corp Ltd	5,691,843
28	e	TPG Telecom Ltd	143
52,328		Wesfarmers Ltd	1,845,743
633,023		Westpac Banking Corp	15,771,740
63,784		Woolworths Ltd	1,385,307
		TOTAL AUSTRALIA	143,449,355

AUSTRIA - 0.6%
143,796		OMV AG.	9,258,495
44,868	*	Raiffeisen International Bank Holding AG.	1,928,768
19,233		Voestalpine AG.	1,249,278
		TOTAL AUSTRIA	12,436,541

BELGIUM - 1.0%
8,083		Anheuser-Busch InBev S.A.	915,476
205,445		KBC Groep NV	19,752,717
		TOTAL BELGIUM	20,668,193

CHINA - 0.0%
426,300		Yangzijiang Shipbuilding	518,475
		TOTAL CHINA	518,475

DENMARK - 1.4%
17,708		Danske Bank AS	719,066
256,817		Novo Nordisk AS	14,252,920
103

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

212,141		Vestas Wind Systems AS	$14,469,726
		TOTAL DENMARK	29,441,712

FINLAND - 1.4%
61,573		Elisa Oyj (Series A)	2,620,753
65,707		Neste Oil Oyj	4,547,529
631,613		UPM-Kymmene Oyj	21,297,045
		TOTAL FINLAND	28,465,327

FRANCE - 9.9%
10,523		Arkema	1,344,371
115,430		Atos Origin S.A.	18,204,020
72,490		AXA S.A.	2,384,009
365,176		BNP Paribas	30,161,264
234,415		Bouygues S.A.	13,028,410
104,207		Cap Gemini S.A.	13,832,470
12,017		Eiffage S.A.	1,456,882
182,837		Faurecia	16,405,999
1,127		Fonciere Des Regions	123,873
662,311		Gaz de France	11,500,424
51,512		LVMH Moet Hennessy Louis Vuitton S.A.	16,136,187
7,713		Michelin (C.G.D.E.) (Class B)	1,233,880
1,870,733		Natixis	17,034,653
415,496		Peugeot S.A.	9,332,578
292,501		Sanofi-Aventis	25,813,680
49,618		SCOR SE	2,220,805
137,448		Total S.A.	7,969,224
170,831		Valeo S.A.	13,451,007
2,672		Vinci S.A.	288,787
		TOTAL FRANCE	201,922,523

GERMANY - 9.5%
120,007		Allianz AG.	30,352,916
144,026		BASF SE	16,891,036
163,506		Bayer AG.	21,425,385
35,402		Continental AG.	10,635,039
193,072	g	Covestro AG.	22,232,291
71,844		Daimler AG. (Registered)	6,579,954
208,066		Deutsche Annington Immobilien SE	10,260,273
523,305		Deutsche Lufthansa AG.	18,693,909
159,174		Deutsche Post AG.	7,518,490
9,324		Henkel KGaA	1,167,128
4,466		Hochtief AG.	807,643
138,747	g	Innogy SE	5,289,443
10,738		Linde AG.	2,449,973
41,913		SAP AG.	4,742,059
30,217		Siemens AG.	4,587,063
27,298		TUI AG. (DI)	617,161
139,661		United Internet AG.	10,189,790
75,451		Volkswagen AG.	16,739,756
6,639		Wirecard AG.	827,742
		TOTAL GERMANY	192,007,051
104

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 3.6%
2,093,775		AIA Group Ltd	$17,883,977
57,300		ASM Pacific Technology	780,454
174,500		CK Asset Holdings Ltd	1,660,471
586,840		CK Hutchison Holdings Ltd	7,915,577
487,000		CLP Holdings Ltd	4,961,805
62,764		Hong Kong Exchanges and Clearing Ltd	2,367,815
126,100		Jardine Matheson Holdings Ltd	8,004,284
422,000		Sun Hung Kai Properties Ltd	7,295,891
7,984,000	g	WH Group Ltd	9,871,441
1,939,000		Wharf Holdings Ltd	7,900,404
512,000		Wheelock & Co Ltd	4,004,161
		TOTAL HONG KONG	72,646,280

IRELAND - 0.3%
70,082	*	Bank of Ireland Group plc	683,901
5,876		Kerry Group plc (Class A)	625,576
38,555	*	Ryanair Holdings plc (ADR)	4,731,084
		TOTAL IRELAND	6,040,561

ISRAEL - 0.5%
27,877		Azrieli Group	1,517,277
1,519,579		Bank Leumi Le-Israel	9,327,402
		TOTAL ISRAEL	10,844,679

ITALY - 2.4%
225,669		Assicurazioni Generali S.p.A.	4,477,063
2,252,932		Banca Intesa S.p.A. RSP	8,599,543
1,232,449		Enel S.p.A.	7,835,163
1,090,744		Mediobanca S.p.A.	13,265,478
8,790,979		Telecom Italia RSP	6,721,471
1,303,427		Terna Rete Elettrica Nazionale S.p.A.	7,845,370
		TOTAL ITALY	48,744,088

JAPAN - 23.7%
214,400		Aisin Seiki Co Ltd	12,549,173
106,100		Alfresa Holdings Corp	2,582,463
27,800		Alps Electric Co Ltd	803,353
86,200		Asahi Breweries Ltd	4,355,038
246,000		Asahi Glass Co Ltd	10,832,708
115,400		Asahi Kasei Corp	1,514,047
1,889,000		Ashikaga Holdings Co Ltd	8,624,047
534,900		Canon, Inc	21,342,496
1,300		Central Japan Railway Co	246,949
439,300		Dai-ichi Mutual Life Insurance Co	9,263,776
329,900		Daiwa House Industry Co Ltd	13,066,865
594,000		Daiwa Securities Group, Inc	4,275,928
119,900		Denso Corp	7,537,608
27,200		FamilyMart Co Ltd	1,829,326
15,900		Fanuc Ltd	4,315,552
12,600		Fast Retailing Co Ltd	5,639,548
130,000		Fuji Electric Holdings Co Ltd	1,073,298
81,200		Hitachi Construction Machinery Co Ltd	3,652,339
105

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

179,000	Hitachi Ltd	$1,428,383
98,700	Honda Motor Co Ltd	3,480,730
69,500	Itochu Corp	1,367,530
232,200	J Front Retailing Co Ltd	4,267,917
322,500	Japan Airlines Co Ltd	12,186,467
265,500	Japan Tobacco, Inc	8,798,611
161,800	JFE Holdings, Inc	3,846,704
855,500	JX Holdings, Inc	5,695,577
1,381,000	Kajima Corp	13,710,685
36,900	Kansai Electric Power Co, Inc	459,800
17,100	Kao Corp	1,188,256
281,900	KDDI Corp	7,154,139
8,100	Keyence Corp	4,949,969
661,400	Kirin Brewery Co Ltd	16,568,152
106,000	Koito Manufacturing Co Ltd	7,487,633
344,100	Komatsu Ltd	13,523,985
91,300	Kyocera Corp	6,094,789
397,835	Kyushu Electric Power Co, Inc	4,373,601
118,500	M3, Inc	4,343,952
337,000	Minebea Co Ltd	7,669,949
1,233,600	Mitsubishi Chemical Holdings Corp	13,454,008
623,385	Mitsubishi Corp	17,470,587
235,625	Mitsubishi Gas Chemical Co, Inc	6,678,977
209,900	Mitsubishi UFJ Financial Group, Inc	1,587,131
164,600	Mitsui & Co Ltd	2,896,051
79,900	Mitsui Chemicals, Inc	2,519,238
368,700	Mitsui Sumitomo Insurance Group Holdings, Inc	12,594,428
18,300	Nintendo Co Ltd	8,288,338
96	Nippon ProLogis REIT, Inc	220,280
279,200	Nippon Telegraph & Telephone Corp	13,369,403
2,000	Nitto Denko Corp	183,760
2,048,700	Nomura Holdings, Inc	13,374,833
3,939	Nomura Real Estate Master Fund, Inc	5,484,364
62,200	NSK Ltd	1,031,571
69,172	NTT DoCoMo, Inc	1,718,745
139,900	Obayashi Corp	1,689,089
139,000	Olympus Corp	5,354,840
11,200	Oriental Land Co Ltd	1,094,720
186,400	ORIX Corp	3,491,584
193,500	Osaka Securities Exchange Co Ltd	3,494,166
28,176	Pola Orbis Holdings, Inc	1,103,005
100,700	Seibu Holdings, Inc	2,018,415
226,700	Sekisui House Ltd	4,165,238
41,300	Seven & I Holdings Co Ltd	1,704,029
216,800	Shionogi & Co Ltd	11,999,989
8,200	Shiseido Co Ltd	421,128
10,400	Softbank Corp	864,114
28,300	Sony Corp	1,357,298
175,000	Sumitomo Chemical Co Ltd	1,287,642
184,100	Sumitomo Corp	3,183,200
119,500	Sumitomo Dainippon Pharma Co Ltd	1,764,089
286,791	Suzuki Motor Corp	16,471,850
106

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

27,000		Sysmex Corp	$2,125,375
14,200		T&D Holdings, Inc	254,609
18,400		Taisei Corp	939,147
66,300		Takeda Pharmaceutical Co Ltd	3,883,440
49,900		TDK Corp	4,619,225
117,700		Teijin Ltd	2,609,594
13,500		Terumo Corp	660,753
8,200		THK Co Ltd	342,576
170,500		Tohoku Electric Power Co, Inc	2,206,730
81,600		Tokio Marine Holdings, Inc	3,858,201
79,200		Tokyo Electron Ltd	14,940,466
839,000	*	Toshiba Corp	2,400,898
50,700		Toyota Industries Corp	3,314,280
258,176		Toyota Motor Corp	17,787,637
112,400		Toyota Tsusho Corp	4,568,071
343,800		Yamaha Motor Co Ltd	11,486,362
		TOTAL JAPAN	480,434,817

LUXEMBOURG - 0.1%
2,133		Eurofins Scientific	1,388,503
		TOTAL LUXEMBOURG	1,388,503

NETHERLANDS - 3.8%
12,132		ASML Holding NV	2,459,623
1,615		Heineken Holding NV	171,328
847,149		ING Groep NV	16,633,988
189,578		Koninklijke KPN NV	664,329
22,726	*	NXP Semiconductors NV	2,734,392
242,027		Randstad Holdings NV	17,084,576
585,787		Royal Dutch Shell plc (A Shares)	20,536,901
450,141		Royal Dutch Shell plc (B Shares)	15,967,614
		TOTAL NETHERLANDS	76,252,751

NEW ZEALAND - 0.1%
228,285		Ryman Healthcare Ltd	1,843,310
344,568		Telecom Corp of New Zealand Ltd	911,460
		TOTAL NEW ZEALAND	2,754,770

NORWAY - 1.0%
218,211		Orkla ASA	2,270,746
735,718		Telenor ASA	17,200,833
		TOTAL NORWAY	19,471,579

PORTUGAL - 0.3%
279,033		Jeronimo Martins SGPS S.A.	5,943,064
		TOTAL PORTUGAL	5,943,064

SINGAPORE - 1.4%
1,198,096		CapitaLand Ltd	3,498,031
833,336		DBS Group Holdings Ltd	16,725,973
457,100		Oversea-Chinese Banking Corp	4,494,128
98,100		Singapore Airlines Ltd	844,905
107

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

109,800		United Overseas Bank Ltd	$2,291,846
		TOTAL SINGAPORE	27,854,883

SPAIN - 3.1%
29,681		ACS Actividades Construccion y Servicios S.A.	1,187,610
57,944	g	Aena S.A.	12,617,556
56,145	e	Amadeus IT Holding S.A.	4,352,855
3,743,398	e	Banco Santander S.A.	27,791,885
873,383		Repsol YPF S.A.	16,437,868
		TOTAL SPAIN	62,387,774

SWEDEN - 3.0%
123,464		Atlas Copco AB (A Shares)	5,790,183
260,936		Boliden AB	9,472,743
207,270		Electrolux AB (Series B)	7,322,537
153,979		ICA Gruppen AB	6,015,551
316,485		Swedish Match AB	12,819,061
300,642		Tele2 AB (B Shares)	3,759,850
796,645		Volvo AB (B Shares)	16,259,948
		TOTAL SWEDEN	61,439,873

SWITZERLAND - 7.9%
144,194		Adecco S.A.	11,864,419
102,049		Coca-Cola HBC AG.	3,428,382
1,807		Julius Baer Group Ltd	124,134
13,834		Kuehne & Nagel International AG.	2,540,653
1,457		Lindt & Spruengli AG.	9,126,307
557,350		Nestle S.A.	48,144,965
339,827		Novartis AG.	30,671,787
11,871		Partners Group	9,224,419
125,036		Roche Holding AG.	30,893,154
10,749		Schindler Holding AG. (Registered)	2,616,120
139,786		STMicroelectronics NV	3,338,072
43,733		Swiss Re Ltd	4,313,534
1,624		Swisscom AG.	886,850
28,211		Wolseley plc	2,178,571
		TOTAL SWITZERLAND	159,351,367

UNITED KINGDOM - 16.6%
615,441		Ashtead Group plc	18,397,416
360,612		AstraZeneca plc (ADR)	12,643,057
1,180,102		Barratt Developments plc	9,802,879
451,093		BP plc (ADR)	19,302,269
275,948		British American Tobacco plc	18,860,126
68,662		Diageo plc	2,471,307
426,386	*	Fiat DaimlerChrysler Automobiles NV	10,305,172
404,237		GlaxoSmithKline plc	7,524,499
3,504,751		HSBC Holdings plc	37,390,956
1,228,900		International Consolidated Airlines Group S.A.	11,157,663
4,799,474		Legal & General Group plc	18,436,631
10,836,406		Lloyds TSB Group plc	10,706,348
182,827		National Grid plc	2,094,861
395,357		Old Mutual plc	1,312,430
108

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY			VALUE

376,304		Persimmon plc			$13,368,062
36,938		Rio Tinto Ltd			2,274,207
441,491		Rio Tinto plc			24,574,712
317,604		Sage Group plc			3,381,726
150,866		Schroders plc			7,966,700
468,493		Scottish & Southern Energy plc			8,688,192
563,579		Segro plc			4,660,912
590,496		Smith & Nephew plc			10,625,085
85,959		Smiths Group plc			1,952,131
42,482		St. James’s Place plc			717,238
465,878		Standard Life plc			2,816,004
1,931,497		Taylor Wimpey plc			5,227,081
3,919,071		Tesco plc			11,651,738
315,509		Unilever NV			18,211,850
420,309		Unilever plc			23,787,926
456,823		Vodafone Group plc (ADR)			14,718,837
576,151		WM Morrison Supermarkets plc			1,816,066
		TOTAL UNITED KINGDOM			336,844,081

UNITED STATES - 0.7%
200,000		iShares MSCI EAFE Index Fund			14,768,000
		TOTAL UNITED STATES			14,768,000

		TOTAL COMMON STOCKS			2,016,076,247
		(Cost $1,642,535,570)

RIGHTS / WARRANTS - 0.0%

SPAIN - 0.0%
245,051	e	ACS Actividades de Construccion y Servicios S.A.			128,390
		TOTAL SPAIN			128,390

		TOTAL RIGHTS / WARRANTS			128,390
		(Cost $134,800)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.1%
$1,350,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	1,350,000
		TOTAL GOVERNMENT AGENCY DEBT			1,350,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
27,618,816	c	State Street Navigator Securities Lending Government Money Market Portfolio			27,618,816
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			27,618,816

		TOTAL SHORT-TERM INVESTMENTS			28,968,816
		(Cost $28,968,816)
109

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

VALUE

TOTAL INVESTMENTS - 100.8%	$2,045,173,453
(Cost $1,671,639,186)
OTHER ASSETS & LIABILITIES, NET - (0.8)%	(16,173,045)
NET ASSETS - 100.0%	$2,029,000,408

Abbreviation(s):
ADR American Depository Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,857,510.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2018, the aggregate value of these securities amounted to $50,010,731 or 2.5% of net assets.
110

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2018

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$445,848,114	22.0%
INDUSTRIALS	295,323,298	14.5
CONSUMER DISCRETIONARY	248,266,782	12.2
CONSUMER STAPLES	216,496,633	10.7
HEALTH CARE	199,019,239	9.8
MATERIALS	169,674,354	8.4
INFORMATION TECHNOLOGY	128,431,664	6.3
ENERGY	107,463,887	5.3
TELECOMMUNICATION SERVICES	76,282,770	3.8
REAL ESTATE	69,226,769	3.4
UTILITIES	60,171,127	3.0
SHORT-TERM INVESTMENTS	28,968,816	1.4
OTHER ASSETS & LIABILITIES, NET	(16,173,045)	(0.8)

NET ASSETS	$2,029,000,408	100.0%
111

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 94.1%

AUSTRALIA - 6.8%
30,073		BHP Billiton Ltd	$735,439
96,908		BHP Billiton plc	2,158,163
14,345		Newcrest Mining Ltd	262,345
		TOTAL AUSTRALIA	3,155,947

AUSTRIA - 0.2%
1,423		OMV AG.	91,622
		TOTAL AUSTRIA	91,622

BRAZIL - 4.1%
12,985		Fibria Celulose S.A.	223,488
142,462	*	Petroleo Brasileiro S.A.	953,231
21,878		Suzano Papel e Celulose S.A.	141,870
42,898		Vale S.A.	559,073
		TOTAL BRAZIL	1,877,662

CANADA - 13.5%
31,960		Barrick Gold Corp (Canada)	459,652
15,468		Canadian Natural Resources Ltd (Canada)	528,050
41,851		Cenovus Energy, Inc (Toronto)	399,116
2,620		Franco-Nevada Corp	200,334
16,909		Goldcorp, Inc	242,088
77,627	*	Kinross Gold Corp	337,015
42,815	*	Nutrien Ltd	2,239,955
34,362		Suncor Energy, Inc	1,244,854
9,396		Teck Cominco Ltd	272,866
4,392		West Fraser Timber Co Ltd	307,297
		TOTAL CANADA	6,231,227

CHILE - 1.7%
14,116		Antofagasta plc	186,826
10,396		Sociedad Quimica y Minera de Chile S.A. (ADR)	586,126
		TOTAL CHILE	772,952

FINLAND - 2.7%
19,058		Stora Enso Oyj (R Shares)	327,279
27,258		UPM-Kymmene Oyj	919,099
		TOTAL FINLAND	1,246,378

FRANCE - 1.1%
8,683		Total S.A.	503,440
		TOTAL FRANCE	503,440
112

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

GERMANY - 1.6%
2,971	*	Linde AG.	$725,187
		TOTAL GERMANY	725,187

INDIA - 0.7%
23,762		JSW Steel Ltd	108,115
16,976	*	United Phosphorus Ltd	200,442
		TOTAL INDIA	308,557

ITALY - 0.6%
16,415		ENI S.p.A.	295,506
		TOTAL ITALY	295,506

JERSEY, C.I. - 0.4%
1,912		Randgold Resources Ltd	193,168
		TOTAL JERSEY, C.I.	193,168

KOREA, REPUBLIC OF - 1.0%
1,301		POSCO	464,048
		TOTAL KOREA, REPUBLIC OF	464,048

LUXEMBOURG - 2.9%
37,376	*	ArcelorMittal	1,353,658
		TOTAL LUXEMBOURG	1,353,658

MALAYSIA - 0.4%
26,402		Kuala Lumpur Kepong BHD	170,832
		TOTAL MALAYSIA	170,832

MEXICO - 0.2%
5,185		Fresnillo plc	99,270
		TOTAL MEXICO	99,270

NETHERLANDS - 2.7%
36,206		Royal Dutch Shell plc (A Shares)	1,269,334
		TOTAL NETHERLANDS	1,269,334

SOUTH AFRICA - 1.7%
9,711		AngloGold Ashanti Ltd	108,278
22,535		Gold Fields Ltd	97,595
16,302		Mondi plc	434,499
18,763		Sappi Ltd	135,184
		TOTAL SOUTH AFRICA	775,556

SWEDEN - 0.4%
19,729		Svenska Cellulosa AB (B Shares)	204,153
		TOTAL SWEDEN	204,153

SWITZERLAND - 2.4%
195,292		Glencore Xstrata plc	1,119,295
		TOTAL SWITZERLAND	1,119,295
113

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 7.7%
25,837		Anglo American plc (London)	$626,313
85,048		BP plc	606,765
8,702		Rio Tinto Ltd	535,767
32,649		Rio Tinto plc	1,817,341
		TOTAL UNITED KINGDOM	3,586,186

UNITED STATES - 38.6%
39,370		Archer Daniels Midland Co	1,690,941
4,595		Ashland Global Holdings, Inc	333,551
6,561	*	Berry Plastics Group, Inc	388,346
19,606		Bunge Ltd	1,557,305
7,526		CF Industries Holdings, Inc	319,403
5,166		Chevron Corp	647,558
3,520		Cimarex Energy Co	394,944
4,385	*	Concho Resources, Inc	690,374
9,971	*	Continental Resources, Inc	553,690
4,211	*	Diamondback Energy, Inc	528,481
11,440		EOG Resources, Inc	1,315,600
23,524		Exxon Mobil Corp	2,053,645
35,534	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	692,913
5,648		International Paper Co	355,033
6,423	*	Matador Resources Co	208,169
21,272		Monsanto Co	2,590,930
11,284		Mosaic Co	308,053
5,648		Newmont Mining Corp	228,801
15,942	*	Parsley Energy, Inc	376,231
3,083		Pioneer Natural Resources Co	563,912
21,287	*	RSP Permian, Inc	844,668
4,283		Steel Dynamics, Inc	194,448
29,559		Tronox Ltd	580,243
5,744		WR Grace and Co	424,022
		TOTAL UNITED STATES	17,841,261

ZAMBIA - 2.7%
83,032		First Quantum Minerals Ltd	1,238,054
		TOTAL ZAMBIA	1,238,054

		TOTAL COMMON STOCKS	43,523,293
		(Cost $36,063,351)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 5.2%

GOVERNMENT AGENCY DEBT - 5.2%
$2,400,000	Federal Home Loan Bank (FHLB)	1.200%	02/01/18	2,400,000
	TOTAL GOVERNMENT AGENCY DEBT			2,400,000

	TOTAL SHORT-TERM INVESTMENTS			2,400,000
	(Cost $2,400,000)
114

TIAA-CREF FUNDS - Global Natural Resources Fund

VALUE

TOTAL INVESTMENTS - 99.3%	$45,923,293
(Cost $38,463,351)
OTHER ASSETS & LIABILITIES, NET - 0.7%	319,425
NET ASSETS - 100.0%	$46,242,718

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
115

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2018

SECTOR	VALUE	% OF NET ASSETS
MATERIALS	$26,035,025	56.3%
ENERGY	14,069,190	30.4
CONSUMER STAPLES	3,419,078	7.4
SHORT-TERM INVESTMENTS	2,400,000	5.2
OTHER ASSETS & LIABILITIES, NET	319,425	0.7

NET ASSETS	$46,242,718	100.0%
116

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.4%

ARGENTINA - 1.5%
198,673		Grupo Financiero Galicia S.A. (ADR) (Class B)	$13,867,375
1,640,523		Grupo Supervielle S.A. (ADR)	52,447,521
584,613	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	13,890,405
		TOTAL ARGENTINA	80,205,301

AUSTRIA - 0.8%
1,659,962		Wienerberger AG.	45,296,569
		TOTAL AUSTRIA	45,296,569

CANADA - 1.2%
1,216,828		Alimentation Couche Tard, Inc	63,660,880
		TOTAL CANADA	63,660,880

CHINA - 1.1%
93,611	*	Alibaba Group Holding Ltd (ADR)	19,123,791
655,997		Tencent Holdings Ltd	38,761,181
		TOTAL CHINA	57,884,972

DENMARK - 0.8%
560,162		DSV AS	46,056,389
		TOTAL DENMARK	46,056,389

FRANCE - 18.4%
5,457,895		Accor S.A.	310,636,282
3,027,484	*,e,g	ALD S.A.	53,412,148
9,049,140		Credit Agricole S.A.	170,609,474
22,171		Essilor International S.A.	3,147,499
195,900		Kering	99,232,358
715,712		Nexity	43,126,277
1,621,832		Schneider Electric S.A.	151,961,232
1,599,744		Vinci S.A.	172,898,362
		TOTAL FRANCE	1,005,023,632

GERMANY - 21.6%
1,325,590		Bayerische Motoren Werke AG.	151,418,325
364,237		Continental AG.	109,419,655
2,408,532		Daimler AG. (Registered)	220,589,481
2,073,111		Lanxess AG.	181,032,138
1,418,436	*	Linde AG.	346,224,159
7,591,535		TUI AG. (DI)	171,631,661
		TOTAL GERMANY	1,180,315,419
117

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

HONG KONG - 1.1%
2,097,694		Melco Crown Entertainment Ltd (ADR)	$62,469,327
		TOTAL HONG KONG	62,469,327

INDIA - 8.4%
3,127,839		Asian Paints Ltd	55,521,652
152,433		Eicher Motors Ltd	64,458,359
3,724,695		Havells India Ltd	30,533,448
2,855,056		HDFC Bank Ltd	89,874,198
4,644,728		Housing Development Finance Corp	142,718,348
2,824,964		IndusInd Bank Ltd	77,763,119
		TOTAL INDIA	460,869,124

ITALY - 6.0%
6,499,383		Mediobanca S.p.A.	79,044,600
10,323,045		Prada S.p.A	42,227,066
9,363,394	*	UniCredit S.p.A.	206,440,259
		TOTAL ITALY	327,711,925

JAPAN - 16.9%
12,278,895		Hitachi Ltd	97,983,033
2,212,015		Ishikawajima-Harima Heavy Industries Co Ltd	74,298,840
10,019,892		JX Holdings, Inc	66,708,442
2,821,677		Komatsu Ltd	110,898,914
1,172,373		Konami Corp	67,556,355
184,335		Nintendo Co Ltd	83,488,025
726,587		Shin-Etsu Chemical Co Ltd	83,133,058
3,468,865		Sony Corp	166,370,467
2,519,900		Toyota Motor Corp	173,614,381
		TOTAL JAPAN	924,051,515

KOREA, REPUBLIC OF - 0.3%
92,581		Samsung SDI Co Ltd	17,065,976
		TOTAL KOREA, REPUBLIC OF	17,065,976

NETHERLANDS - 0.4%
194,967		Heineken NV	21,912,164
		TOTAL NETHERLANDS	21,912,164

RUSSIA - 0.5%
1,462,202		Sberbank of Russian Federation (ADR)	29,467,937
		TOTAL RUSSIA	29,467,937

SWEDEN - 1.6%
2,514,539		Electrolux AB (Series B)	88,834,877
		TOTAL SWEDEN	88,834,877

SWITZERLAND - 6.1%
36,273	e	Burckhardt Compression Holding AG.	13,483,091
13,560,523		Credit Suisse Group	262,274,268
29,600		Geberit AG.	14,019,461
306,406		Vifor Pharma AG.	45,063,017
		TOTAL SWITZERLAND	334,839,837
118

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 13.7%
1,770,234		B&M European Value Retail S.A.	$10,448,789
1,558,169		British American Tobacco plc	106,495,656
11,003,167		CNH Industrial NV	162,700,399
1,025,033		Experian Group Ltd	23,624,730
235,317,451		Lloyds TSB Group plc	232,493,174
521,049		Reckitt Benckiser Group plc	50,317,727
7,651,650		Travis Perkins plc	158,671,515
240,052		WPP plc	4,347,338
		TOTAL UNITED KINGDOM	749,099,328

		TOTAL COMMON STOCKS	5,494,765,172
		(Cost $4,384,978,529)

RIGHTS / WARRANTS - 0.0%

ITALY - 0.0%
8,250,536	m	UniCredit S.p.A.	0
		TOTAL ITALY	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.5%
$8,050,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	8,050,000
20,675,000		FHLB	1.301	02/20/18	20,660,817
		TOTAL GOVERNMENT AGENCY DEBT			28,710,817

TREASURY DEBT - 0.1%
3,900,000		United States Treasury Bill	1.256	02/08/18	3,899,085
		TOTAL TREASURY DEBT			3,899,085

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
4,416,929	c	State Street Navigator Securities Lending Government Money Market Portfolio			4,416,929
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,416,929

		TOTAL SHORT-TERM INVESTMENTS			37,026,831
		(Cost $37,026,792)
		TOTAL INVESTMENTS - 101.1%			5,531,792,003
		(Cost $4,422,005,321)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(59,081,736)
		NET ASSETS - 100.0%			$5,472,710,267
119

TIAA-CREF FUNDS - International Equity Fund

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,220,123.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 01/31/2018, the aggregate value of these securities amounted to $53,412,148 or 1.0% of net assets.
m	Indicates a security that has been deemed illiquid.
120

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2018

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$1,611,240,007	29.4%
FINANCIALS	1,357,000,273	24.8
INDUSTRIALS	1,077,016,888	19.7
MATERIALS	725,097,981	13.3
INFORMATION TECHNOLOGY	323,978,361	5.9
CONSUMER STAPLES	242,386,427	4.4
ENERGY	66,708,442	1.2
HEALTH CARE	48,210,516	0.9
REAL ESTATE	43,126,277	0.8
SHORT-TERM INVESTMENTS	37,026,831	0.7
OTHER ASSETS & LIABILITIES, NET	(59,081,736)	(1.1)

NET ASSETS	$5,472,710,267	100.0%

121

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.4%

AUSTRALIA - 2.5%
785,401		Australia & New Zealand Banking Group Ltd	$18,040,007
934,508		BHP Billiton Ltd	22,853,512
		TOTAL AUSTRALIA	40,893,519

AUSTRIA - 1.1%
187,272		ams AG.	17,304,893
		TOTAL AUSTRIA	17,304,893

BRAZIL - 3.9%
1,469,637		Banco Itau Holding Financeira S.A.	24,117,154
743,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	17,576,238
2,635,900		Localiza Rent A Car	21,311,592
		TOTAL BRAZIL	63,004,984

CANADA - 8.5%
405,366		Alimentation Couche Tard, Inc	21,207,563
230,600		Bank of Montreal	18,997,315
1,009,191		Cenovus Energy, Inc (Toronto)	9,624,236
252,165		Dollarama, Inc	34,478,951
130,400	*	Shopify, Inc	16,648,793
382,104	*,g	Spin Master Corp	16,473,964
541,721		Suncor Energy, Inc	19,625,275
		TOTAL CANADA	137,056,097

CHINA - 5.1%
14,247,400	*,†,e,m	China Animal Healthcare Ltd	18,213
11,299,500		China Everbright International Ltd	17,208,029
3,006,900	*,e,g	Meitu, Inc	4,161,863
1,226,600		Sunny Optical Technology Group Co Ltd	16,907,110
744,000		Tencent Holdings Ltd	43,961,052
		TOTAL CHINA	82,256,267

DENMARK - 1.8%
510,300		Novo Nordisk AS	28,320,808
		TOTAL DENMARK	28,320,808

FINLAND - 2.6%
322,682		Huhtamaki Oyj	13,775,015
1,324,969		Outokumpu Oyj	11,365,743
296,996		Sampo Oyj (A Shares)	17,254,821
		TOTAL FINLAND	42,395,579
122

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

FRANCE - 3.3%
72,612		L’Oreal S.A.	$16,501,391
135,639		Teleperformance	20,556,586
211,204		Valeo S.A.	16,629,923
		TOTAL FRANCE	53,687,900

GERMANY - 5.0%
144,082		Beiersdorf AG.	17,083,104
162,151		Fresenius Medical Care AG.	18,689,821
108,757	*	Linde AG.	26,546,352
145,300		Wirecard AG.	18,115,820
		TOTAL GERMANY	80,435,097

HONG KONG - 2.6%
2,685,000		AIA Group Ltd	22,933,925
654,902		Melco Crown Entertainment Ltd (ADR)	19,502,981
		TOTAL HONG KONG	42,436,906

INDIA - 1.6%
679,060		Container Corp Of India Ltd	14,825,310
1,888,900	*	Vakrangee Ltd	10,832,322
		TOTAL INDIA	25,657,632

INDONESIA - 1.2%
68,313,000		Bank Rakyat Indonesia	18,878,746
		TOTAL INDONESIA	18,878,746

IRELAND - 3.1%
491,610		CRH plc	18,257,499
659,986		Keywords Studios plc	13,943,762
484,389		Smurfit Kappa Group plc	16,995,367
		TOTAL IRELAND	49,196,628

ITALY - 2.9%
597,689		Moncler S.p.A	19,696,986
962,476	g	OVS S.p.A	7,129,277
423,963	*	Yoox S.p.A	19,913,464
		TOTAL ITALY	46,739,727

JAPAN - 15.4%
176,900	e	GMO Payment Gateway, Inc	15,565,187
1,643,200	e	Infomart Corp	11,635,352
629,200		Kubota Corp	12,859,290
217,300	e	Megachips Corp	8,261,610
502,300	e	MonotaRO Co Ltd	15,887,054
104,501		Murata Manufacturing Co Ltd	15,453,929
178,601		Nitto Denko Corp	16,409,848
2,329,200		Nomura Holdings, Inc	15,206,063
879,600		ORIX Corp	16,476,381
354,000		Paltac Corp	15,716,516
318,402		Seria Co Ltd	18,995,832
1,382,700		Shimizu Corp	14,222,590
404,200		SMS Co Ltd	14,365,188
123

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

402,100		Sumitomo Mitsui Financial Group, Inc	$18,108,958
104,300		Sysmex Corp	8,210,243
199,700		TechnoPro Holdings, Inc	10,966,480
245,500	*,e	Tokyo Base Co Ltd	10,100,958
125,157	e	Wash House Co Ltd	3,005,171
416,600	e	Yume No Machi Souzou Iinkai Co Ltd	7,029,195
		TOTAL JAPAN	248,475,845

MALAYSIA - 0.3%
16,983,200		Karex BHD	5,000,880
		TOTAL MALAYSIA	5,000,880

NETHERLANDS - 2.8%
107,047		ASML Holding NV	21,702,541
1,165,720		ING Groep NV	22,889,211
		TOTAL NETHERLANDS	44,591,752

NORWAY - 4.3%
815,986		Aker BP ASA	23,613,064
944,257		DNB NOR Holding ASA	19,192,254
784,004	e	Statoil ASA	18,370,242
340,210		TGS Nopec Geophysical Co ASA	8,546,903
		TOTAL NORWAY	69,722,463

PHILIPPINES - 1.7%
5,703,054		Banco de Oro Universal Bank	16,995,008
6,009,020		Robinsons Retail Holdings, Inc	11,080,961
		TOTAL PHILIPPINES	28,075,969

PORTUGAL - 0.9%
705,296		Jeronimo Martins SGPS S.A.	15,021,948
		TOTAL PORTUGAL	15,021,948

SPAIN - 1.4%
279,399	e	Amadeus IT Holding S.A.	21,661,474
142,139	*,†,e,m	Let’s GOWEX S.A.	8,703
		TOTAL SPAIN	21,670,177

SWEDEN - 3.4%
416,726		Boliden AB	15,128,377
411,035		Hexagon AB (B Shares)	24,508,437
413,000	e	Intrum Justitia AB	15,325,220
		TOTAL SWEDEN	54,962,034

SWITZERLAND - 2.7%
81,367		Lonza Group AG.	22,606,721
222,935		Novartis AG.	20,121,458
		TOTAL SWITZERLAND	42,728,179

TAIWAN - 3.4%
793,000		Dadi Early-Childhood Education Group Ltd	6,638,829
3,067,149		Hota Industrial Manufacturing Co Ltd	12,860,485
124

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

2,245,000		Hu Lane Associate, Inc	$11,689,245
621,000		Nien Made Enterprise Co Ltd	6,378,727
3,221,000		Taiwan Paiho Ltd	11,106,706
1,059,700		VHQ Media Holdings Ltd	6,292,377
		TOTAL TAIWAN	54,966,369

UNITED KINGDOM - 15.3%
1,191,980		Ashtead Group plc	35,631,931
189,272	*	ASOS plc	19,982,559
2,404,119		Beazley plc	18,160,001
5,398,288	*	boohoo.com plc	14,206,626
499,300		Burford Capital Ltd	8,719,850
1,270,400		CNH Industrial NV	18,785,009
419,500		Dechra Pharmaceuticals plc	14,281,693
1,907,986		Electrocomponents plc	16,600,768
543,423		Fevertree Drinks plc	18,888,251
1,517,394	*	Just Eat plc	17,538,291
2,576,285	*,e	Purplebricks Group plc	17,916,575
208,735		Rightmove plc	13,084,127
5,592,178		Taylor Wimpey plc	15,133,737
2,088,815		Vesuvius plc	17,860,632
		TOTAL UNITED KINGDOM	246,790,050

UNITED STATES - 0.6%
205,800		Yum China Holdings, Inc	9,547,062
		TOTAL UNITED STATES	9,547,062

		TOTAL COMMON STOCKS	1,569,817,511
		(Cost $1,042,513,601)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 10.4%

TREASURY DEBT - 3.3%
$21,250,000		United States Treasury Bill	1.247%	02/01/18	21,250,000
12,935,000		United States Treasury Bill	1.251	02/08/18	12,931,963
18,900,000		United States Treasury Bill	1.295	02/15/18	18,891,116
		TOTAL TREASURY DEBT			53,073,079

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.1%
115,241,573	c	State Street Navigator Securities Lending Government Money Market Portfolio			115,241,573
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			115,241,573

		TOTAL SHORT-TERM INVESTMENTS			168,314,652
		(Cost $168,313,924)
		TOTAL INVESTMENTS - 107.8%			1,738,132,163
		(Cost $1,210,827,525)
		OTHER ASSETS & LIABILITIES, NET - (7.8)%			(125,924,897)
		NET ASSETS - 100.0%			$1,612,207,266
125

TIAA-CREF FUNDS - International Opportunities Fund

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $106,635,953.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 01/31/2018, the aggregate value of these securities amounted to $27,765,104 or 1.7% of net assets.
m	Indicates a security that has been deemed illiquid.
126

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2018

SECTOR	VALUE	% OF NET ASSETS
INFORMATION TECHNOLOGY	$322,252,519	20.0%
CONSUMER DISCRETIONARY	302,509,571	18.8
FINANCIALS	255,969,694	15.9
INDUSTRIALS	215,439,723	13.4
MATERIALS	141,331,713	8.7
CONSUMER STAPLES	122,360,336	7.6
HEALTH CARE	112,248,957	7.0
ENERGY	79,779,720	4.9
REAL ESTATE	17,916,575	1.1
TELECOMMUNICATION SERVICES	8,703	0.0
SHORT-TERM INVESTMENTS	168,314,652	10.4
OTHER ASSETS & LIABILITIES, NET	(125,924,897)	(7.8)

NET ASSETS	$1,612,207,266	100.0%
127

TIAA-CREF FUNDS - International Small-Cap Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUSTRALIA - 3.9%
864,264		Abacus Property Group	$2,517,769
2,164,000		Australian Pharmaceutical Industries Ltd	2,606,843
7,285,714		Beach Petroleum Ltd	7,625,195
15,000		Cedar Woods Properties Ltd	75,785
1,486,800		Downer EDI Ltd	8,028,659
1,375,000		GDI Property Group	1,368,349
1,230,000		ING Office Fund	4,384,791
2,486,000		Metcash Ltd	6,411,208
400,000		Northern Star Resources Ltd	1,870,728
1,168,890		Shopping Centres Australasia Property Group	2,121,813
2,363,000		Sigma Healthcare Ltd	1,704,174
593,545		Tassal Group Ltd	1,876,066
		TOTAL AUSTRALIA	40,591,380

AUSTRIA - 1.0%
15,000		ams AG.	1,386,077
109,000		CA Immobilien Anlagen AG.	3,348,037
65,000		POLYTEC Holding AG.	1,517,174
88,000		Sparkassen Immobilien AG.	1,645,401
216,000		Uniqa Versicherungen AG.	2,658,953
		TOTAL AUSTRIA	10,555,642

BELGIUM - 0.9%
254,000	*	AGFA-Gevaert NV	1,275,921
85,000		KBC Ancora	5,744,237
22,000		Warehouses De Pauw SCA	2,729,805
		TOTAL BELGIUM	9,749,963

BRAZIL - 1.9%
269,323		Banco ABC Brasil S.A.	1,602,751
82,000		CVC Brasil Operadora e Agencia de Viagens S.A.	1,418,914
947,000		Estacio Participacoes S.A.	10,418,189
78,000		Magnesita Refratarios S.A.	1,345,292
85,000		Multiplus S.A.	940,163
456,000		QGEP Participacoes S.A.	1,438,418
100,000		Smiles Fidelidade S.A.	2,578,468
		TOTAL BRAZIL	19,742,195

CANADA - 7.3%
101,000		AGF Management Ltd	622,423
187,000		Canadian Apartment Properties REIT	5,497,496
155,000		Canadian Western Bank	4,876,829
76,000		Capital Power Corp	1,440,911
128

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

214,000		Cascades, Inc	$2,682,829
381,000		Chorus Aviation, Inc	2,955,073
59,000		Cogeco Communications, Inc	3,655,122
9,000		Cogeco, Inc	549,073
274,000	e	Corus Entertainment, Inc	1,880,130
453,000		Dream Global REIT	4,577,878
14,000	e	Exchange Income Corp	381,301
237,000	e	Genworth MI Canada, Inc	8,138,927
93,000		Granite REIT	3,828,122
1,337,000	*	IAMGOLD Corp	7,869,821
200,000		InterRent Real Estate Investment Trust	1,525,203
3,000		iShares S&P/TSX SmallCap Index ETF	40,171
69,000		Labrador Iron Ore Royalty Corp	1,486,585
92,000		Laurentian Bank of Canada	3,979,187
87,000		North West Co, Inc	2,061,122
120,000		Northview Apartment Real Estate Investment Trust	2,423,415
124,000		NorthWest Healthcare Properties Real Estate Investment Trust	1,162,374
557,000		Pure Industrial Real Estate Trust	3,658,992
200,000		Russel Metals, Inc	5,082,927
145,000		Sienna Senior Living, Inc	2,086,585
100,000		Timbercreek Financial Corp	752,845
103,000		Transcontinental, Inc	2,082,610
49,000		Valener, Inc	891,163
		TOTAL CANADA	76,189,114

CHILE - 0.2%
391,000		Inversiones Aguas Metropolitanas S.A.	761,271
70,000		Inversiones La Construccion S.A.	1,467,163
		TOTAL CHILE	2,228,434

CHINA - 4.7%
2,546,000		Beijing Capital Land Ltd	1,660,101
2,660,000		CGN New Energy Holdings Co Ltd	381,472
11,459,000		China Agri-Industries Holdings Ltd	5,320,265
1,314,000		China Aoyuan Property Group Ltd	1,155,399
6,292,000		China Merchants Land Ltd	1,235,979
4,701,000		China Sanjiang Fine Chemicals	2,022,547
407,000		China Shineway Pharmaceutical Group Ltd	501,554
5,436,000		China Silver Group Ltd	1,542,689
7,997,000		China Suntien Green Energy Cor	1,983,238
4,840,000		CIFI Holdings Group Co Ltd	4,158,036
2,849,000		Citic 1616 Holdings Ltd	857,500
610,000	g	Hua Hong Semiconductor Ltd	1,215,050
5,214,000		Huadian Fuxin Energy Corp Ltd	1,370,509
183,000	*,e	JA Solar Holdings Co Ltd (ADR)	1,359,690
97,000	*,e	JinkoSolar Holding Co Ltd (ADR)	2,155,340
235,000		Lao Feng Xiang Co Ltd	884,540
1,834,000	e	Powerlong Real Estate Holdings Ltd	994,169
1,958,000		Shandong Chenming Paper Holdings Ltd	3,472,000
1,854,935		Shandong Chenming Paper Holdings Ltd (Class B)	3,162,162
1,198,000		Sichuan Expressway Co Ltd	471,786
689,000		SITC International Co Ltd	788,265
783,000		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	814,320
129

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,138,000		Tianneng Power International Ltd	$2,115,411
7,615,000	g	Universal Medical Financial & Technical Advisory Services Co Ltd	7,104,887
2,064,000		Xingda International Holdings Ltd	820,424
4,926,000		Yuexiul Property Co Ltd	1,056,174
		TOTAL CHINA	48,603,507

CZECH REPUBLIC - 0.1%
1,000	*	Philip Morris CR	830,157
		TOTAL CZECH REPUBLIC	830,157

DENMARK - 0.5%
201,000		Alm Brand AS	2,477,389
78,000		GN Store Nord	2,630,322
		TOTAL DENMARK	5,107,711

EGYPT - 0.3%
1,920,000		Alexandria Mineral Oils Co	1,055,674
166,000		ElSwedy Cables Holding Co	1,473,179
700,000		Telecom Egypt	527,973
		TOTAL EGYPT	3,056,826

FINLAND - 0.5%
35,000		DNA Oyj	656,594
287,000		Finnair Oyj	3,474,166
115,000		Outokumpu Oyj	986,484
		TOTAL FINLAND	5,117,244

FRANCE - 2.1%
668,000	*	Air France-KLM	10,361,050
18,000		Altamir Amboise	350,862
56,000		Gaztransport Et Technigaz S.A.	3,876,118
14,000		MGI Coutier	616,181
20,000		Orpea	2,496,130
31,000		Sechilienne-Sidec	807,502
6,000		Synergie S.A	357,566
16,000		Trigano S.A.	3,105,947
		TOTAL FRANCE	21,971,356

GERMANY - 4.3%
60,000	g	ADO Properties S.A.	3,232,953
40,000		Aurubis AG.	4,203,328
21,000		bet-at-home.com AG.	2,477,952
347,000	g	Deutsche Pfandbriefbank AG.	6,413,819
8,000		Duerr AG.	1,102,143
58,000		Hamburger Hafen und Logistik AG.	1,619,653
30,000		Koenig & Bauer AG.	2,459,098
42,000		LEG Immobilien AG.	4,739,942
7,000		Pfeiffer Vacuum Technology AG.	1,387,927
113,000		SAF-Holland S.A.	2,651,578
93,000		Verbio AG.	850,106
70,000		Wacker Chemie AG.	14,045,623
		TOTAL GERMANY	45,184,122
130

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

GREECE - 0.4%
144,000		Hellenic Petroleum S.A.	$1,571,504
89,000		Motor Oil Hellas Corinth Refineries S.A.	2,226,533
		TOTAL GREECE	3,798,037

HONG KONG - 1.2%
1,168,000		Champion Real Estate Investment Trust	867,491
10,260,000		Concord New Energy Group Ltd	496,933
2,440,000		CSI Properties Ltd	152,107
1,890,000		Emperor International Holdings	666,157
936,399		Far East Consortium	541,246
240,165		Great Eagle Holdings Ltd	1,260,286
168,000		Johnson Electric Holdings Ltd	685,528
978,000		Ju Teng International Holdings Ltd	280,048
3,016,823		K Wah International Holdings Ltd	2,164,342
849,000		Kerry Logistics Network Ltd	1,221,509
623,000	e	PAX Global Technology Ltd	302,634
1,099,000		Road King Infrastructure	2,256,061
560,000		Texhong Textile Group Ltd	787,457
280,000		VST Holdings Ltd	148,852
408,000		Xinyi Glass Holdings Co Ltd	618,172
		TOTAL HONG KONG	12,448,823

HUNGARY - 0.1%
597,000		Magyar Telekom	1,115,384
		TOTAL HUNGARY	1,115,384

INDIA - 1.9%
236,000	*	Adani Enterprises Ltd	788,667
267,000	*	Apollo Tyres Ltd	1,068,345
196,000		Balrampur Chini Mills Ltd	375,764
263,000	*	Canara Bank	1,408,753
43,000		CESC Ltd	711,336
100,000	*	Chennai Petroleum Corp Ltd	649,484
250,000	*	Dewan Housing Finance Corp Ltd	2,283,154
260,000	*	Granules India Ltd	541,632
381,000		Gujarat Narmada Valley Fertilizers Co Ltd	2,871,961
155,000		IRB Infrastructure Developers Ltd	586,344
347,000	*	JK Tyre & Industries Ltd	953,543
349,000		Karnataka Bank Ltd	807,493
229,000		KPIT Cummins Infosystems Ltd	761,299
67,000	*	Muthoot Finance Ltd	436,507
42,000		Natco Pharma Ltd	625,274
261,000	*	PTC India Ltd	432,147
78,000		Rajesh Exports Ltd	1,007,379
383,000	*	Reliance Energy Ltd	2,982,621
		TOTAL INDIA	19,291,703

INDONESIA - 0.5%
16,296,000		PT Bank Pembangunan Daerah Jawa Timur Tbk	949,388
1,692,000		PT Indo Tambangraya Megah	3,825,796
		TOTAL INDONESIA	4,775,184
131

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

IRELAND - 0.8%
1,500,000		Hibernia REIT plc	$2,853,081
192,000		Irish Continental Group plc	1,361,475
435,000		Irish Residential Properties REIT plc	810,111
265,000		United Drug plc	3,086,801
		TOTAL IRELAND	8,111,468

ISRAEL - 1.2%
60,000		Delek Automotive Systems Ltd	465,939
1,640,000		El Al Israel Airlines	674,455
295,000		Harel Insurance Investments & Finances Ltd	2,436,708
75,000		Matrix IT Ltd	890,030
5,759,000		Oil Refineries Ltd	2,727,618
314,000		Plus500 Ltd	5,020,077
		TOTAL ISRAEL	12,214,827

ITALY - 2.6%
578,000		Actelios S.p.A.	1,453,172
216,000		Ascopiave S.p.A.	952,020
88,000		Banca IFIS S.p.A.	4,187,382
1,876,000		Beni Stabili S.p.A.	1,737,926
52,000		Biesse S.p.A.	2,922,426
2,828,000		Iride S.p.A.	9,150,723
1,041,000	e	Maire Tecnimont S.p.A	5,425,030
39,000		Societa Iniziative Autostradali e Servizi S.p.A.	734,054
		TOTAL ITALY	26,562,733

JAPAN - 22.0%
104,000		Adastria Holdings Co Ltd	2,222,033
76,000		ADEKA Corp	1,349,464
86,000		Arcs Co Ltd	1,997,738
58,000		ASKA Pharmaceutical Co Ltd	1,124,217
9,000		Chori Co Ltd	162,011
183,000		Cosmo Energy Holdings Co Ltd	7,204,993
311,000		Daiho Corp	1,630,161
68,300		Daikyo, Inc	1,447,812
37,000		Daikyonishikawa Corp	604,458
107,800		Daiwabo Co Ltd	4,805,582
162,000		DCM Japan Holdings Co Ltd	1,605,396
97,000		Eagle Industry Co Ltd	1,926,067
35,000		Elematec Corp	856,907
105,000		Exedy Corp	3,685,980
19,000		Fukuda Corp	1,143,534
3,000		Fukuda Denshi Co Ltd	227,810
22,000		Furukawa Electric Co Ltd	1,209,354
80,000		Futaba Industrial Co Ltd	768,208
14,000		G-Tekt Corp	285,798
241,000		Haseko Corp	3,768,784
222,000		Hazama Ando Corp	1,826,577
48,000		Heiwado Co Ltd	1,051,210
442,000		Hosiden Corp	7,354,110
10,000		Inaba Denki Sangyo Co Ltd	471,869
132

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

29,000		Inabata & Co Ltd	$440,795
115,000	*	Ishihara Sangyo Kaisha Ltd	2,180,398
127,000		Itochu Enex Co Ltd	1,189,694
9,800		Jaccs Co Ltd	252,768
14,600		Japan Pulp & Paper Co Ltd	568,156
34,000		Kaga Electronics Co Ltd	937,381
58,000		Kaken Pharmaceutical Co Ltd	3,039,237
137,000		Kandenko Co Ltd	1,512,404
263,800		Kanematsu Corp	3,609,570
124,000		Kasai Kogyo Co Ltd	1,997,223
85,000		Keihin Corp	1,772,109
71,000		Konoike Transport Co Ltd	1,295,505
125,000	e	K’s Holdings Corp	3,491,576
157,200		Kumagai Gumi Co Ltd	4,447,820
50,000		Kureha CORP	3,602,016
229,000		Kyowa Exeo Corp	5,945,051
317,000		Leopalace21 Corp	2,633,477
81,000		Maeda Corp	1,113,315
221,000		Maeda Road Construction Co Ltd	4,933,339
223,000		Maruha Nichiro Corp	6,582,668
40,000		Maruzen Showa Unyu Co Ltd	186,640
336,000	e	Marvelous, Inc	3,036,065
60,000		Mitsui Sugar Co Ltd	2,556,866
95,000		Nichii Gakkan Co	1,225,030
87,000		Nippo Corp	2,000,770
77,000		Nippon Konpo Unyu Soko Co Ltd	2,099,439
27,000		Nippon Steel Trading Co Ltd	1,658,047
425,000		Nippon Suisan Kaisha Ltd	2,268,952
522,000		Nipro Corp	8,027,032
106,200		Nishimatsu Construction Co Ltd	3,019,219
388,000		Nisshinbo Industries, Inc	5,533,691
134,000		Nojima Corp	3,229,798
21,800		Okumura Corp	943,064
55,000		Paramount Bed Holdings Co Ltd	2,899,013
1,126,000		Penta-Ocean Construction Co Ltd	8,699,607
229,000		Raito Kogyo Co Ltd	2,600,100
33,000		Sanyo Chemical Industries Ltd	1,748,826
269,000		Senko Co Ltd	1,935,109
892,000		Shikoku Electric Power Co, Inc	10,135,199
151,000		Shinko Plantech Co Ltd	1,563,126
123,000		Shinnihon Corp	1,163,906
397,000		Showa Corp	4,993,771
2,259,000		Sojitz Holdings Corp	7,313,477
48,000	e	Studio Alice Co Ltd	1,235,504
395,000		Sumitomo Forestry Co Ltd	6,804,748
388,200		Sumitomo Mitsui Construction C	2,215,362
21,000		Sun Frontier Fudousan Co Ltd	265,453
44,500		Taihei Dengyo Kaisha Ltd	1,150,681
48,000		Taiho Kogyo Co Ltd	729,632
842,000		Takara Leben Co Ltd	3,769,744
137,000		Toho Pharmaceutical Co Ltd	3,182,213
86,100		Toho Zinc Co Ltd	5,245,821
333,000		Tokyu Construction Co Ltd	3,622,022
133

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

101,000		Topre Corp	$3,081,051
197,000		Tosei Corp	2,435,307
39,000		Towa Pharmaceutical Co Ltd	2,199,335
564,000		Toyo Construction Co Ltd	3,231,277
46,000	e	Toyo Kanetsu K K	1,822,113
51,000		Unipres Corp	1,359,015
97,000		Unizo Holdings Co Ltd	2,796,712
50,000		Valor Co Ltd	1,202,969
47,000		VITAL KSK Holdings, Inc	416,037
87,000		Yorozu Corp	1,880,961
98,000		Yurtec Corp	798,355
		TOTAL JAPAN	228,555,634

KOREA, REPUBLIC OF - 3.9%
15,000		Chong Kun Dang Pharm Corp	1,096,729
85,000		Daeduck Electronics Co	766,168
41,000		Daewoong Co Ltd	744,496
70,000		Daishin Securities Co Ltd	1,071,288
303,000		Dongwon Development Co Ltd	1,501,026
4,000		e Tec E&C Ltd	542,024
2,000		GS Home Shopping, Inc	415,581
51,000		Hansol Paper Co Ltd	740,273
209,000		Hanwha Non-Life Insurance Co Ltd	1,771,269
239,000	*	Jeil Holdings Co Ltd	3,838,414
10,000		Korea District Heating Corp	723,881
6,000		Korea Petrochemical Ind Co Ltd	1,861,034
11,000		Kukdo Chemical Co Ltd	640,727
119,000		Kwang Dong Pharmaceutical Co Ltd	1,107,919
5,000		LG Fashion Corp	160,126
5,000		LOTTE Himart Co Ltd	360,553
48,000		LS Cable Ltd	3,549,899
71,000		Meritz finance Holdings Co Ltd	1,097,064
220,000		Meritz Fire & Marine Insurance Co Ltd	5,130,380
76,000		Poongsan Corp	3,578,282
6,000		Samchully Co Ltd	671,443
58,000		Samjin Pharmaceutical Co Ltd	2,176,818
40,000		Seah Besteel Corp	1,189,016
10,000		SeAH Steel Corp	977,849
18,190		SK Gas Co Ltd	1,804,655
95,000		SL Corp	2,407,436
23,505		Ssangyong Cement Industrial Co Ltd	485,354
12,000		Unid Co Ltd	557,806
		TOTAL KOREA, REPUBLIC OF	40,967,510

MALAYSIA - 0.4%
118,500		Aeon Credit Service M BHD	409,213
469,000		Esso Malaysia BHD	1,386,153
484,000		Mah Sing Group BHD	178,044
104,000		Malaysian Pacific Industries BHD	279,698
1,038,280		Sunway BHD	469,950
233,613	*	Sunway BHD	33,264
961,000		Supermax Corp BHD	539,013
1,165,000		Unisem M BHD	902,649
134

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

453,400		UOA Development BHD	$291,972
		TOTAL MALAYSIA	4,489,956

MEXICO - 0.4%
198,000		Grupo Aeroportuario del Centro Norte Sab de C.V.	1,010,546
250,000		Grupo Financiero Interacciones S.A. de C.V.	1,209,451
128,000		Rassini SAB de C.V.	524,262
443,000		Unifin Financiera SAPI de C.V. SOFOM ENR	1,618,547
		TOTAL MEXICO	4,362,806

NETHERLANDS - 2.4%
11,000		Advanced Metallurgical Group NV	588,213
263,000		ASR Nederland NV	11,488,035
133,000		BE Semiconductor Industries NV	12,799,526
		TOTAL NETHERLANDS	24,875,774

NEW ZEALAND - 0.6%
1,185,000		Air New Zealand Ltd	2,689,721
509,000		Genesis Energy Ltd	934,018
572,000		Infratil Ltd	1,369,990
150,000		Z Energy Ltd	845,650
		TOTAL NEW ZEALAND	5,839,379

NORWAY - 1.9%
87,000		Aker ASA (A Shares)	4,985,406
145,000	g	Entra ASA	2,193,179
560,000		Leroy Seafood Group ASA	2,851,867
46,544		Norway Royal Salmon ASA	747,467
151,000		Sparebanken Midt-Norge	1,711,969
130,000		Sparebanken Nord-Norge	1,096,959
654,000		Storebrand ASA	5,854,223
		TOTAL NORWAY	19,441,070

PAKISTAN - 0.1%
1,000,000		Engro Fertilizers Ltd	630,684
		TOTAL PAKISTAN	630,684

PHILIPPINES - 0.0%
1,475,000		Cosco Capital, Inc	207,018
		TOTAL PHILIPPINES	207,018

PORTUGAL - 0.4%
741,000		Mota Engil SGPS S.A.	3,679,953
42,000		Semapa-Sociedade de Investimento e Gestao	958,427
		TOTAL PORTUGAL	4,638,380

RUSSIA - 0.1%
30,000	g	Aeroflot PJSC (GDR)	367,250
461,000	m	Mosenergo PJSC (ADR)	1,116,353
		TOTAL RUSSIA	1,483,603
135

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SINGAPORE - 1.3%
468,000		Ascendas Hospitality Trust	$321,085
67,000		China Yuchai International Ltd	1,775,500
1,457,000		Japfa Ltd	577,429
202,874		QAF Ltd	176,305
486,000		Venture Corp Ltd	8,513,913
1,731,000		Yanlord Land Group Ltd	2,441,206
		TOTAL SINGAPORE	13,805,438

SOUTH AFRICA - 0.7%
50,000		Assore Ltd	1,326,158
196,000		Astral Foods Ltd	3,921,241
72,000		Barloworld Ltd	1,025,823
163,000		Peregrine Holdings Ltd	337,111
564,509		Vukile Property Fund Ltd	984,511
		TOTAL SOUTH AFRICA	7,594,844

SPAIN - 2.1%
49,000		Axia Real Estate SOCIMI S.A.	1,069,496
152,000		Cie Automotive S.A.	5,208,915
800,000		Ence Energia y Celulosa S.A.	5,140,016
211,000		Hispania Activos Inmobiliarios SAU	4,414,144
250,000		Inmobiliaria Colonial S.A.	2,792,685
178,440		Papeles y Cartones de Europa S.A.	2,667,338
		TOTAL SPAIN	21,292,594

SWEDEN - 2.9%
16,000		Biogaia AB (B Shares)	632,495
133,000		Byggmax Group AB	816,366
368,000		Castellum AB	6,345,320
393,000		Hemfosa Fastigheter AB	5,402,376
19,000		Holmen AB (B Shares)	1,000,913
57,000		JM AB	1,285,715
97,000		KappAhl AB	411,271
221,000	g	LeoVegas AB	3,150,460
85,000		New Wave Group AB (B Shares)	598,391
175,000	g	Nobina AB	1,241,450
30,000		Nolato AB (B Shares)	2,018,446
41,000		Paradox Interactive AB	599,440
572,000	*	SAS AB	1,385,582
197,000	g	Scandic Hotels Group AB	2,179,714
124,000		Wihlborgs Fastigheter AB	3,017,838
		TOTAL SWEDEN	30,085,777

SWITZERLAND - 4.4%
10,000		BKW S.A.	639,505
4,000		Bobst Group AG.	524,529
14,500		Bossard Holding AG.	3,744,897
400,000		EFG International	4,497,421
1,487,000		Ferrexpo plc	6,158,709
715,000		OC Oerlikon Corp AG.	12,757,198
147,000	g	Sunrise Communications Group AG.	13,821,463
29,000		Temenos Group AG.	4,007,698
		TOTAL SWITZERLAND	46,151,420
136

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TAIWAN - 4.4%
600,000		A-DATA Technology Co Ltd	$1,480,977
2,718,000		Asia Vital Components Co Ltd	2,886,281
3,135,000		Benq Corp	2,284,089
1,090,000		Charoen Pokphand Enterprise	2,472,045
1,186,000		China Motor Corp	1,083,896
25,751,000		HannStar Display Corp	9,418,852
836,000		LEE Chang Yung Chem IND Corp	1,293,913
2,997,000		Mitac Holdings Corp	3,489,582
404,000		Primax Electronics Ltd	1,142,494
2,483,000		Radiant Opto-Electronics Corp	6,302,687
86,000		Senao International Co Ltd	151,181
849,000		Sercomm Corp	2,434,470
1,014,000		Supreme Electronics Co Ltd	985,029
545,000		Systex Corp	1,118,928
707,000		Tripod Technology Corp	2,278,776
4,793,000		UPC Technology Corp	3,020,472
1,387,200		USI Corp	739,593
1,635,000		Walsin Lihwa Corp	938,692
1,087,687		WT Microelectronics Co Ltd	1,752,501
		TOTAL TAIWAN	45,274,458

THAILAND - 1.6%
219,000		Hana Microelectronics PCL (Foreign)	297,106
1,035,000		Kiatnakin Bank PCL (Foreign)	2,699,677
8,106,000		Siamgas & Petrochemicals PCL (Foreign)	8,021,016
2,890,000		Thanachart Capital PCL	5,439,426
		TOTAL THAILAND	16,457,225

TURKEY - 0.8%
345,000		Aygaz AS	1,461,495
1,069,000		Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,135,418
2,349,600		Soda Sanayii AS	3,177,333
626,000		Tekfen Holding AS	2,696,793
		TOTAL TURKEY	8,471,039

UNITED KINGDOM - 11.6%
240,000		Advanced Medical Solutions Group plc	1,107,483
297,000		Bellway plc	14,001,112
278,000		Brewin Dolphin Holdings plc	1,474,007
957,000		Britvic plc	9,979,996
406,000	g	CMC Markets plc	917,722
893,000		Electrocomponents plc	7,769,704
911,677	g	Equiniti Group plc	3,507,944
323,000	g	Forterra plc	1,304,749
78,000		Genus plc	2,680,108
276,000		Greggs plc	5,168,877
909,000	g	Ibstock plc	3,320,097
135,000		iomart Group plc	728,383
1,231,000		Jupiter Investment Management Group Ltd	10,341,627
149,000	g	On the Beach Group plc	1,100,099
622,000		Redrow plc	5,290,047
137

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

120,000		Renishaw plc	$8,449,838
2,986,000		Rentokil Initial plc	12,595,082
124,000		Restore plc	915,519
265,000		Softcat plc	1,979,128
1,198,000		SSP Group plc	10,366,299
280,000		Victrex plc	10,158,967
237,000		Watkin Jones plc	731,897
230,000		WH Smith plc	6,976,082
		TOTAL UNITED KINGDOM	120,864,767

UNITED STATES - 0.1%
6,000	e	iShares MSCI EAFE Small-Cap ETF	407,100
2,500		iShares MSCI Emerging Markets Small-Cap ETF	140,700
		TOTAL UNITED STATES	547,800

		TOTAL COMMON STOCKS	1,023,282,986
		(Cost $850,278,294)

RIGHTS / WARRANTS - 0.0%
BRAZIL - 0.0%
9,769	m	Banco ABC Brasil S.A.	19,909
		TOTAL BRAZIL	19,909

		TOTAL RIGHTS / WARRANTS	19,909
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS – 4.5%

GOVERNMENT AGENCY DEBT - 2.2%
$22,550,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	22,550,000
		TOTAL GOVERNMENT AGENCY DEBT			22,550,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
24,576,787	c	State Street Navigator Securities Lending Government Money Market Portfolio			24,576,787
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			24,576,787

		TOTAL SHORT-TERM INVESTMENTS			47,126,787
		(Cost $47,126,787)
		TOTAL INVESTMENTS - 103.0%			1,070,429,682
		(Cost $897,405,081)
		OTHER ASSETS & LIABILITIES, NET - (3.0)%			(31,133,162)
		NET ASSETS - 100.0%			$1,039,296,520
138

TIAA-CREF FUNDS - International Small-Cap Equity Fund

Abbreviation(s):
ADR American Depository Receipt
ETF Exchange Traded Fund
GDR Global Depository Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,321,017.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 01/31/2018, the aggregate value of these securities amounted to $51,070,836 or 4.9% of net assets.
m	Indicates a security that has been deemed illiquid.
139

TIAA-CREF FUNDS - International Small-Cap Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL SMALL-CAP EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2018

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$188,698,944	18.2%
CONSUMER DISCRETIONARY	147,790,607	14.2
FINANCIALS	120,038,319	11.6
REAL ESTATE	117,943,289	11.3
MATERIALS	114,260,171	11.0
INFORMATION TECHNOLOGY	111,664,926	10.7
HEALTH CARE	59,034,846	5.7
CONSUMER STAPLES	57,306,767	5.5
ENERGY	50,611,410	4.9
UTILITIES	38,974,702	3.8
TELECOMMUNICATION SERVICES	16,978,914	1.6
SHORT-TERM INVESTMENTS	47,126,787	4.5
OTHER ASSETS & LIABILITIES, NET	(31,133,162)	(3.0)

NET ASSETS	$1,039,296,520	100.0%
140

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES	COMPANY	VALUE

COMMON STOCKS - 98.3%

AUSTRALIA - 6.8%
2,612	AGL Energy Ltd	$49,212
3,874	Amcor Ltd	45,299
19,099	AMP Ltd	80,672
9,156	APA Group	59,274
4,932	AusNet Services	6,731
17,594	Australia & New Zealand Banking Group Ltd	404,119
668	Bendigo Bank Ltd	6,292
11,511	BlueScope Steel Ltd	133,677
1,378	Boral Ltd	8,854
6,452	Brambles Ltd	51,311
2,186	Caltex Australia Ltd	61,186
4,830	Coca-Cola Amatil Ltd	32,602
167	Cochlear Ltd	23,308
8,791	Commonwealth Bank of Australia	557,752
3,157	Computershare Ltd	42,376
1,343	GPT Group (ASE)	5,444
10,833	Healthscope Ltd	16,853
2,583	Insurance Australia Group Ltd	15,043
1,393	Lend Lease Corp Ltd	17,702
2,067	Macquarie Goodman Group	13,488
2,980	Macquarie Group Ltd	247,272
17,486	Mirvac Group	31,072
16,344	National Australia Bank Ltd	382,890
7,771	Newcrest Mining Ltd	142,118
2,279	QR National Ltd	8,574
1,822	Ramsay Health Care Ltd	100,494
13,647	Scentre Group	45,793
77,092	South32 Ltd	236,739
13,104	Stockland Trust Group	44,695
7,761	Sydney Airport	42,588
45,514	Telstra Corp Ltd	134,564
17,643	Transurban Group (ASE)	170,811
4,153	Wesfarmers Ltd	146,487
18,675	Westpac Banking Corp	465,287
4,628	Woodside Petroleum Ltd	123,563
	TOTAL AUSTRALIA	3,954,142

AUSTRIA - 0.3%
2,976	OMV AG.	191,614
	TOTAL AUSTRIA	191,614

BELGIUM - 0.5%
2,629	KBC Groep NV	252,768
874	Umicore S.A.	46,011
	TOTAL BELGIUM	298,779

141

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

DENMARK - 1.6%
407		Christian Hansen Holding	$35,577
877		Coloplast AS	77,967
785	g	DONG Energy A.S.	47,667
965	*	Genmab AS	176,757
8,950		Novo Nordisk AS	496,710
664		Novozymes AS	36,835
314		Pandora AS	29,756
744		Vestas Wind Systems AS	50,747
		TOTAL DENMARK	952,016

FINLAND - 1.1%
2,645		Neste Oil Oyj	183,058
137		Nokian Renkaat Oyj	6,922
1,656		Orion Oyj (Class B)	66,429
5,204		Stora Enso Oyj (R Shares)	89,367
3,018		UPM-Kymmene Oyj	101,762
2,486		Wartsila Oyj (B Shares)	169,942
		TOTAL FINLAND	617,480

FRANCE - 10.4%
3,471		Accor S.A.	197,552
643		Aeroports de Paris	133,545
2,721		Air Liquide	366,915
12,089		AXA S.A.	397,576
1,775		Cap Gemini S.A.	235,614
7,956		Carrefour S.A.	189,730
1,103		Casino Guichard Perrachon S.A.	64,448
3,750		CNP Assurances	96,112
4,547		Compagnie de Saint-Gobain	264,111
1,863		Essilor International S.A.	264,480
925		Eurazeo	97,380
15,690		France Telecom S.A.	283,513
195		Gecina S.A.	38,103
3,997		Groupe Danone	344,007
229		Imerys S.A.	24,543
1,244		JC Decaux S.A.	53,819
601		Kering	304,434
241		Lagardere S.C.A.	7,516
1,329		L’Oreal S.A.	302,021
1,609		Michelin (C.G.D.E.) (Class B)	257,398
20,375		Natixis	185,532
2,095		Renault S.A.	230,100
6,024		Rexel S.A.	108,520
3,850		Schneider Electric S.A.	360,734
7,594		Suez Environnement S.A.	113,200
11,378		Total S.A.	659,695
583		Unibail-Rodamco	149,472
5,993		Vivendi Universal S.A.	175,592
613		Wendel	114,298
		TOTAL FRANCE	6,019,960
142

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

GERMANY - 9.2%
1,335		Adidas-Salomon AG.	$310,221
2,279		Allianz AG.	576,419
4,698		BASF SE	550,971
2,690		Bayerische Motoren Werke AG.	307,271
1,368		Bayerische Motoren Werke AG. (Preference)	133,710
576		Beiersdorf AG.	68,293
14,455	*	Commerzbank AG.	238,522
1,381		Deutsche Boerse AG.	177,481
6,662		Deutsche Post AG.	314,676
15,307		E.ON AG.	160,893
3,181		Evonik Industries AG.	125,698
858		Fraport AG. Frankfurt Airport Services Worldwide	101,586
1,645		HeidelbergCement AG.	178,575
1,621		Henkel KGaA	202,908
737		Henkel KGaA (Preference)	103,066
1,723		Merck KGaA	188,598
2,377	*	Metro Wholesale & Food Specialist AG.	51,695
953		Muenchener Rueckver AG.	224,209
1,436		Osram Licht AG.	125,504
1,115		ProSiebenSat. Media AG.	42,715
4,884		SAP AG.	552,578
3,869		Siemens AG.	587,330
484		Symrise AG.	40,560
		TOTAL GERMANY	5,363,479

HONG KONG - 3.2%
44,000		BOC Hong Kong Holdings Ltd	224,403
20,000		CLP Holdings Ltd	203,770
26,000		Hang Lung Properties Ltd	68,531
9,100		Hang Seng Bank Ltd	216,210
24,500		Henderson Land Development Co Ltd	170,976
104,790		Hong Kong & China Gas Ltd	206,974
7,151		Hong Kong Exchanges and Clearing Ltd	269,776
6,000		Hysan Development Co Ltd	33,518
98,000		Li & Fung Ltd	49,924
30,562		MTR Corp	174,786
26,000		Shangri-La Asia Ltd	65,925
5,500		Swire Pacific Ltd (Class A)	54,896
25,600		Swire Properties Ltd	89,623
9,500		Yue Yuen Industrial Holdings	42,869
		TOTAL HONG KONG	1,872,181

IRELAND - 0.6%
5,832		CRH plc	216,590
1,122		Kerry Group plc (Class A)	119,451
		TOTAL IRELAND	336,041

ISRAEL - 0.5%
17,235		Bank Hapoalim Ltd	128,766
18,917		Bank Leumi Le-Israel	116,115
2,525		Mizrahi Tefahot Bank Ltd	49,145
		TOTAL ISRAEL	294,026
143

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

ITALY - 1.7%
8,997	Assicurazioni Generali S.p.A.	$178,492
92,395	Banca Intesa S.p.A.	363,032
39,733	Banca Intesa S.p.A. RSP	151,663
14,110	Fondiaria-Sai S.p.A	36,481
39,315	Snam Rete Gas S.p.A.	191,238
10,767	Terna Rete Elettrica Nazionale S.p.A.	64,807
	TOTAL ITALY	985,713

JAPAN - 23.6%
3,000	Aeon Co Ltd	51,217
1,700	AEON Financial Service Co Ltd	42,531
800	Aeon Mall Co Ltd	17,628
2,600	Aisin Seiki Co Ltd	152,182
3,000	Ajinomoto Co, Inc	57,066
1,200	Alfresa Holdings Corp	29,208
1,200	All Nippon Airways Co Ltd	48,954
400	Amada Co Ltd	5,950
1,300	Asahi Glass Co Ltd	57,246
8,900	Asahi Kasei Corp	116,768
600	Asics Corp	9,906
12,800	Astellas Pharma, Inc	168,336
800	Casio Computer Co Ltd	12,182
1,300	Central Japan Railway Co	246,949
3,700	Chugai Pharmaceutical Co Ltd	195,553
1,700	Daicel Chemical Industries Ltd	20,672
2,200	Daikin Industries Ltd	265,454
5,200	Daiwa House Industry Co Ltd	205,965
4,319	Denso Corp	271,517
600	Dentsu, Inc	26,922
2,700	East Japan Railway Co	269,500
1,400	Eisai Co Ltd	79,675
300	Fast Retailing Co Ltd	134,275
6,300	Fuji Heavy Industries Ltd	209,844
4,200	Fujifilm Holdings Corp	161,897
25,000	Fujitsu Ltd	184,590
2,200	Hino Motors Ltd	29,256
400	Hitachi Chemical Co Ltd	10,247
1,600	Hitachi Construction Machinery Co Ltd	71,967
300	Hitachi High-Technologies Corp	14,165
7,300	Hitachi Metals Ltd	99,608
10,700	Honda Motor Co Ltd	377,343
6,100	Inpex Holdings, Inc	79,553
7,000	Kajima Corp	69,497
1,000	Kaneka Corp	9,309
300	Kansai Paint Co Ltd	7,420
1,800	Kao Corp	125,080
1,200	Kawasaki Heavy Industries Ltd	49,689
11,500	KDDI Corp	291,851
573	Keyence Corp	350,164
1,000	Kikkoman Corp	41,520
144

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

1,100	*	Kobe Steel Ltd	$11,454
7,600		Komatsu Ltd	298,699
2,100		Konica Minolta Holdings, Inc	21,021
11,300		Kubota Corp	230,944
600		Kuraray Co Ltd	11,270
2,600		Kyocera Corp	173,565
3,400		Kyowa Hakko Kogyo Co Ltd	66,329
200		Marui Co Ltd	3,656
17,000		Matsushita Electric Industrial Co Ltd	252,402
4,300		Mazda Motor Corp	60,569
10,773		Mitsubishi Corp	301,917
15,200		Mitsubishi Electric Corp	279,743
10,800		Mitsubishi Estate Co Ltd	207,735
3,400		Mitsubishi Materials Corp	126,573
9,300		Mitsubishi UFJ Lease & Finance Co Ltd	60,274
2,200		Mitsui Chemicals, Inc	69,366
7,600		Mitsui Fudosan Co Ltd	200,152
1,400		Mitsui OSK Lines Ltd	50,434
4,100		Mitsui Trust Holdings, Inc	170,720
168,300		Mizuho Financial Group, Inc	319,055
1,700		Murata Manufacturing Co Ltd	251,401
400		Nabtesco Corp	19,020
1,200		NEC Corp	36,282
1,900		NGK Insulators Ltd	38,873
1,500		NGK Spark Plug Co Ltd	39,721
400		Nikon Corp	7,801
300		Nippon Express Co Ltd	21,618
800	*	Nippon Yusen Kabushiki Kaisha	20,111
24,000		Nissan Motor Co Ltd	257,100
500		Nissin Food Products Co Ltd	37,098
1,000		Nitto Denko Corp	91,880
3,600		NKSJ Holdings, Inc	144,555
800		Nomura Real Estate Holdings, Inc	19,166
1,700		Nomura Research Institute Ltd	78,489
6,300		NSK Ltd	104,484
10,600		NTT DoCoMo, Inc	263,383
3,000		Obayashi Corp	36,221
1,300		Omron Corp	81,482
2,400		Oriental Land Co Ltd	234,583
600		Osaka Gas Co Ltd	11,936
24,300		Resona Holdings, Inc	147,159
1,000		Santen Pharmaceutical Co Ltd	16,238
600		Secom Co Ltd	45,987
1,700		Sekisui Chemical Co Ltd	32,505
2,700	e	Sekisui House Ltd	49,608
4,100		Seven & I Holdings Co Ltd	169,165
1,800		Shimadzu Corp	45,723
4,500		Shimizu Corp	46,287
2,700		Shin-Etsu Chemical Co Ltd	308,923
2,600		Shionogi & Co Ltd	143,911
1,700		Shiseido Co Ltd	87,307
3,800		Shoei Co Ltd	48,311
3,900		Showa Shell Sekiyu KK	55,443
145

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

7,500	Sony Corp	$359,708
1,500	Stanley Electric Co Ltd	61,057
19,000	Sumitomo Chemical Co Ltd	139,801
13,400	Sumitomo Corp	231,694
1,300	Sumitomo Dainippon Pharma Co Ltd	19,191
7,500	Sumitomo Electric Industries Ltd	128,364
400	Sumitomo Heavy Industries Ltd	18,344
4,200	Sumitomo Metal Mining Co Ltd	197,205
1,200	Sumitomo Rubber Industries, Inc	23,374
2,900	Suntory Beverage & Food Ltd	139,092
500	Suzuken Co Ltd	21,313
1,200	Sysmex Corp	94,461
4,300	T&D Holdings, Inc	77,100
5,000	Takeda Pharmaceutical Co Ltd	292,869
500	TDK Corp	46,285
500	Teijin Ltd	11,086
200	Toho Gas Co Ltd	5,873
1,300	Tokyo Electron Ltd	245,235
3,000	Tokyo Gas Co Ltd	71,582
3,000	Tokyu Corp	50,320
4,700	Tokyu Fudosan Holdings Corp	37,212
7,400	Toray Industries, Inc	73,822
1,100	Toto Ltd	63,158
300	Toyo Suisan Kaisha Ltd	12,207
900	Toyoda Gosei Co Ltd	23,952
4,500	Toyota Tsusho Corp	182,885
1,000	West Japan Railway Co	75,222
1,800	Yakult Honsha Co Ltd	151,118
100	Yamaha Corp	4,135
3,300	Yamaha Motor Co Ltd	110,253
3,300	Yaskawa Electric Corp	170,787
800	Yokogawa Electric Corp	17,067
	TOTAL JAPAN	13,732,077

LUXEMBOURG - 0.3%
1,545	SES Global S.A.	24,110
8,918	Tenaris S.A.	155,776
	TOTAL LUXEMBOURG	179,886

NETHERLANDS - 3.3%
14,933	Aegon NV	102,045
1,446	Akzo Nobel NV	135,335
2,282	ASML Holding NV	462,649
582	DSM NV	60,174
2,369	EXOR NV	183,138
22,455	ING Groep NV	440,910
4,706	Koninklijke Ahold Delhaize NV	105,132
13,396	Koninklijke KPN NV	46,943
6,436	Koninklijke Philips Electronics NV	262,330
1,397	Koninklijke Vopak NV	63,061
743	NN Group NV	35,043
	TOTAL NETHERLANDS	1,896,760
146

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.2%
5,659		Auckland International Airport Ltd	$27,881
3,166		Fletcher Building Ltd	18,264
27,741		Meridian Energy Ltd	59,287
3,366		Ryman Healthcare Ltd	27,179
		TOTAL NEW ZEALAND	132,611

NORWAY - 1.4%
11,148		DNB NOR Holding ASA	226,586
25,264		Norsk Hydro ASA	183,956
2,594		Orkla ASA	26,994
783		PAN Fish ASA	13,558
11,307		Statoil ASA	264,938
6,138		Telenor ASA	143,504
		TOTAL NORWAY	859,536

PORTUGAL - 0.4%
17,693		Energias de Portugal S.A.	62,144
8,242		Galp Energia SGPS S.A.	157,441
29		Jeronimo Martins SGPS S.A.	618
		TOTAL PORTUGAL	220,203

SINGAPORE - 1.5%
5,260		Ascendas REIT	11,048
27,600		CapitaLand Ltd	80,583
7,100		CapitaMall Trust	11,366
3,300		City Developments Ltd	33,259
14,820		DBS Group Holdings Ltd	297,454
2,000		Jardine Cycle & Carriage Ltd	60,767
24,700		Keppel Corp Ltd	162,643
1,500		Singapore Airlines Ltd	12,919
84,400		Singapore Telecommunications Ltd	227,719
4,400		UOL Group Ltd	30,597
		TOTAL SINGAPORE	928,355

SOUTH AFRICA - 0.6%
14,563		Investec plc	113,143
10,579	e	Mediclinic International plc	89,703
3,921		Mondi plc	104,507
		TOTAL SOUTH AFRICA	307,353

SPAIN - 3.4%
2,831		Amadeus IT Holding S.A.	219,484
38,322		Banco Bilbao Vizcaya Argentaria S.A.	359,635
43,956		Banco de Sabadell S.A.	104,475
39,423		CaixaBank S.A.	212,652
1,806		Enagas	49,198
2,126		Ferrovial S.A.	48,806
7,123		Gas Natural SDG S.A.	164,694
755	*,m	Iberdrola S.A.	6,144
34,723		Iberdrola S.A.	282,638
6,209		Industria De Diseno Textil S.A.	222,179
147

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

1,014		Red Electrica Corp S.A.	$21,388
12,531		Repsol YPF S.A.	235,845
		TOTAL SPAIN	1,927,138

SWEDEN - 3.5%
5,073		Assa Abloy AB	112,451
4,327		Atlas Copco AB (A Shares)	202,927
3,548		Atlas Copco AB (B Shares)	148,082
5,445		Boliden AB	197,669
19,963		Ericsson (LM) (B Shares)	128,399
770	*	Essity AB	23,066
3,197		Hennes & Mauritz AB (B Shares)	56,533
602		Industrivarden AB	16,038
352		Lundbergs AB (B Shares)	28,406
22,634		Nordea Bank AB	279,419
8,410		Sandvik AB	165,565
15,160		Skandinaviska Enskilda Banken AB (Class A)	191,589
575		SKF AB (B Shares)	14,212
12,668		Svenska Handelsbanken AB	184,372
7,698		Swedbank AB (A Shares)	196,872
14,416		TeliaSonera AB	72,364
		TOTAL SWEDEN	2,017,964

SWITZERLAND - 7.8%
12,466		ABB Ltd	347,462
1,478		Adecco S.A.	121,611
3,155		Cie Financiere Richemont S.A.	302,615
3,929		Coca-Cola HBC AG.	131,996
65		Givaudan S.A.	156,471
4,102		Holcim Ltd	250,981
332		Kuehne & Nagel International AG.	60,973
21		Lindt & Spruengli AG.	131,539
1		Lindt & Spruengli AG. (Registered)	74,742
806		Lonza Group AG.	223,936
9,887		Novartis AG.	892,371
3,169		Roche Holding AG.	782,978
39		SGS S.A.	104,838
21		Sika AG.	181,919
1,791		Swiss Re Ltd	176,652
246		Swisscom AG.	134,338
3,071		Wolseley plc	237,155
959		Zurich Financial Services AG.	315,461
		TOTAL SWITZERLAND	4,628,038

UNITED KINGDOM - 16.2%
16,015		3i Group plc	211,767
5,277		Associated British Foods plc	204,667
37,254		Aviva plc	271,784
8,363		Barratt Developments plc	69,470
768		Berkeley Group Holdings plc	43,243
8,809		British Land Co plc	83,625
73,681		BT Group plc	269,197
4,338		Burberry Group plc	97,286
148

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

9,395		Capita Group plc	$24,318
15,038		CNH Industrial NV	222,362
4,430		Coca-Cola European Partners plc (Class A)	177,909
1,424		Croda International plc	90,627
1,823		DCC plc	191,610
1,667		easyJet plc	39,290
26,643		GlaxoSmithKline plc	495,935
5,903		Hammerson plc	41,349
3,213		InterContinental Hotels Group plc	214,982
2,647		Intertek Group plc	188,865
23,858		ITV plc	56,571
16,479		J Sainsbury plc	59,292
3,452		Johnson Matthey plc	169,666
9,245		Kingfisher plc	45,511
10,113		Land Securities Group plc	143,979
63,773		Legal & General Group plc	244,977
4,013		London Stock Exchange Group plc	223,865
6,930		Marks & Spencer Group plc	29,635
15,776		Meggitt plc	103,927
16,980	g	Merlin Entertainments plc	79,222
25,523		National Grid plc	292,446
998		Next plc	72,061
68,560		Old Mutual plc	227,592
5,871		Pearson plc	57,785
15,446		Prudential plc	418,124
3,978		Reckitt Benckiser Group plc	384,156
3,475		Reed Elsevier NV	76,949
10,375		Reed Elsevier plc	229,597
12,859		RSA Insurance Group plc	113,150
2,691		Schroders plc	142,102
11,531		Scottish & Southern Energy plc	213,842
12,683		Segro plc	104,891
15,337	*	Sky plc	230,666
26,395	*	Standard Chartered plc	307,112
35,506		Standard Life plc	214,616
28,943		Taylor Wimpey plc	78,327
87,642		Tesco plc	260,567
1,549		Travis Perkins plc	32,121
6,696		Unilever NV	386,507
7,303		Unilever plc	413,322
14,070		United Utilities Group plc	147,589
14,426	d	Vodafone Group plc (ADR)	464,806
3,630		Whitbread plc	200,067
6,886		WM Morrison Supermarkets plc	21,705
12,684		WPP plc	229,707
		TOTAL UNITED KINGDOM	9,414,738

UNITED STATES - 0.2%
3,610	*	QIAGEN NV	120,745
		TOTAL UNITED STATES	120,745

		TOTAL COMMON STOCKS	57,250,835
		(Cost $49,272,610)

149

TIAA-CREF FUNDS - Social Choice International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.8%

GOVERNMENT AGENCY DEBT - 1.6%
$900,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	$900,000
		TOTAL GOVERNMENT AGENCY DEBT			900,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
128,650	c	State Street Navigator Securities Lending Government Money Market Portfolio			128,650
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			128,650

		TOTAL SHORT-TERM INVESTMENTS			1,028,650
		(Cost $1,028,650)
		TOTAL INVESTMENTS - 100.1%			58,279,485
		(Cost $50,301,260)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(44,996)
		NET ASSETS - 100.0%			$58,234,489

Abbreviation(s):
ADR American Depository Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $121,718.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 01/31/2018, the aggregate value of these securities amounted to $126,889 or 0.2% of net assets.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of January 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Mini Index	8	3/16/18	$867,361	$858,200	$(9,161)

150

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2018

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$13,054,080	22.4%
INDUSTRIALS	8,465,206	14.6
CONSUMER DISCRETIONARY	7,535,966	12.9
HEALTH CARE	5,433,857	9.3
MATERIALS	5,235,064	9.0
CONSUMER STAPLES	4,911,348	8.4
INFORMATION TECHNOLOGY	3,519,253	6.1
ENERGY	2,471,609	4.2
TELECOMMUNICATION SERVICES	2,332,182	4.0
UTILITIES	2,252,091	3.9
REAL ESTATE	2,040,179	3.5
SHORT-TERM INVESTMENTS	1,028,650	1.8
OTHER ASSETS & LIABILITIES, NET	(44,996)	(0.1)

NET ASSETS	$58,234,489	100.0%
151

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.9%
58,031		Adient plc	$3,760,409
66,647	*	American Axle & Manufacturing Holdings, Inc	1,176,319
136,997		BorgWarner, Inc	7,707,451
31,260		Cooper Tire & Rubber Co	1,222,266
10,370	*	Cooper-Standard Holding, Inc	1,291,998
86,349		Dana Holding Corp	2,848,653
168,576	*	Delphi Automotive plc	15,994,491
52,770	*	Delphi Technologies plc	2,914,487
15,824	*	Dorman Products, Inc	1,193,763
2,398,710		Ford Motor Co	26,313,849
20,209	*	Fox Factory Holding Corp	775,015
797,249		General Motors Co	33,811,330
168,290		Gentex Corp	3,985,107
21,895	*	Gentherm, Inc	700,640
149,972		Goodyear Tire & Rubber Co	5,222,025
103,901	e	Harley-Davidson, Inc	5,035,042
13,381	*	Horizon Global Corp	113,069
14,269		LCI Industries, Inc	1,573,157
41,371		Lear Corp	7,990,395
28,962	*	Modine Manufacturing Co	676,263
12,314	*	Motorcar Parts of America, Inc	335,187
8,438	*	Shiloh Industries, Inc	62,863
20,047		Spartan Motors, Inc	268,630
12,064		Standard Motor Products, Inc	577,866
16,111	*	Stoneridge, Inc	392,142
14,304		Superior Industries International, Inc	241,022
31,259		Tenneco, Inc	1,813,335
82,438	*,e	Tesla, Inc	29,208,608
30,448		Thor Industries, Inc	4,161,024
12,545		Tower International, Inc	378,859
18,574	*	Visteon Corp	2,416,106
14,988	*	VOXX International Corp (Class A)	89,179
18,856		Winnebago Industries, Inc	857,005
		TOTAL AUTOMOBILES & COMPONENTS	165,107,555

BANKS - 7.0%
9,347		1st Source Corp	488,755
8,349		Access National Corp	242,538
3,009		ACNB Corp	91,022
6,509	*	Allegiance Bancshares, Inc	262,964
4,530		American National Bankshares, Inc	169,422
21,301		Ameris Bancorp	1,140,669
3,475		Ames National Corp	97,995
6,379		Arrow Financial Corp	209,231
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

90,033		Associated Banc-Corp	$2,228,317
11,387	*	Atlantic Capital Bancshares, Inc	203,258
26,651	e	Banc of California, Inc	525,025
9,912		Bancfirst Corp	552,594
17,336		Banco Latinoamericano de Exportaciones S.A. (Class E)	514,532
50,378		BancorpSouth Bank	1,690,182
19,189		Bank Mutual Corp	199,566
5,976,824		Bank of America Corp	191,258,368
9,092		Bank of Commerce Holdings	105,467
29,720		Bank of Hawaii Corp	2,486,672
3,357		Bank of Marin Bancorp	230,626
35,700		Bank of NT Butterfield & Son Ltd	1,434,783
71,910		Bank of the Ozarks, Inc	3,591,904
7,344		BankFinancial Corp	116,623
64,191		BankUnited	2,634,399
2,566		Bankwell Financial Group, Inc	85,704
19,393		Banner Corp	1,053,816
8,016		Bar Harbor Bankshares	224,688
484,447		BB&T Corp	26,736,630
5,445		BCB Bancorp, Inc	82,492
11,884		Bear State Financial, Inc	121,930
43,990		Beneficial Bancorp, Inc	714,837
36,169		Berkshire Hills Bancorp, Inc	1,372,614
11,500		Blue Hills Bancorp, Inc	221,950
36,179	*,e	BofI Holding, Inc	1,301,359
16,194		BOK Financial Corp	1,565,798
48,565		Boston Private Financial Holdings, Inc	747,901
10,281		Bridge Bancorp, Inc	352,638
41,436		Brookline Bancorp, Inc	662,976
10,145		Bryn Mawr Bank Corp	455,510
3,755	*	BSB Bancorp, Inc	114,903
3,971	*	Byline Bancorp, Inc	88,831
1,549		C&F Financial Corp	84,808
12,947	*	Cadence BanCorp	362,257
7,531		Camden National Corp	319,766
4,271		Capital City Bank Group, Inc	104,768
88,665		Capitol Federal Financial	1,159,738
4,594	*	Capstar Financial Holdings, Inc	89,859
11,136		Carolina Financial Corp	459,249
45,132		Cathay General Bancorp	1,974,074
40,527		Centerstate Banks of Florida, Inc	1,053,297
16,592		Central Pacific Financial Corp	490,625
5,705		Central Valley Community Bancorp	110,620
1,649		Century Bancorp, Inc	132,167
8,748		Charter Financial Corp	168,224
44,949		Chemical Financial Corp	2,625,471
1,442		Chemung Financial Corp	64,414
80,561		CIT Group, Inc	4,083,637
1,626,108		Citigroup, Inc	127,616,956
5,032		Citizens & Northern Corp	119,762
300,288		Citizens Financial Group, Inc	13,783,219
8,450		City Holding Co	581,360
5,601	e	Civista Bancshares, Inc	123,950
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,322		Clifton Bancorp, Inc	$168,558
8,083		CNB Financial Corp	217,675
23,044		CoBiz, Inc	462,263
4,047		Codorus Valley Bancorp, Inc	110,685
43,161		Columbia Banking System, Inc	1,859,376
105,668		Comerica, Inc	10,061,707
59,364		Commerce Bancshares, Inc	3,473,388
3,635		Commerce Union Bancshares, Inc	87,240
29,258		Community Bank System, Inc	1,559,451
12,086	*	Community Bankers Trust Corp	99,709
2,195		Community Financial Corp	80,864
8,530		Community Trust Bancorp, Inc	403,469
17,487		ConnectOne Bancorp, Inc	509,746
2,437		County Bancorp, Inc	70,186
34,126		Cullen/Frost Bankers, Inc	3,631,348
16,778	*	Customers Bancorp, Inc	514,246
62,870		CVB Financial Corp	1,471,158
17,875		Dime Community Bancshares	339,625
1,611		DNB Financial Corp	54,855
19,289	*	Eagle Bancorp, Inc	1,215,207
87,210		East West Bancorp, Inc	5,748,011
3,562	*	Entegra Financial Corp	100,448
5,252		Enterprise Bancorp, Inc	176,205
12,948		Enterprise Financial Services Corp	629,920
5,768	*	Equity Bancshares, Inc	207,706
4,031		ESSA Bancorp, Inc	64,899
51,900	*	Essent Group Ltd	2,414,388
2,444		Evans Bancorp, Inc	104,481
5,132	e	Farmers & Merchants Bancorp, Inc	208,770
3,988		Farmers Capital Bank Corp	156,728
11,953		Farmers National Banc Corp	174,514
7,522	*	FB Financial Corp	318,030
20,669	*	FCB Financial Holdings, Inc	1,132,661
5,280		Federal Agricultural Mortgage Corp (Class C)	423,720
12,316		Fidelity Southern Corp	295,091
433,781		Fifth Third Bancorp	14,358,151
9,108		Financial Institutions, Inc	283,714
16,589		First Bancorp (NC)	603,840
146,525	*	First Bancorp (Puerto Rico)	879,150
5,732		First Bancorp, Inc	161,356
4,642		First Bancshares, Inc	149,240
23,524		First Busey Corp	728,774
3,244		First Business Financial Services, Inc	79,381
4,973		First Citizens Bancshares, Inc (Class A)	2,115,564
90,275		First Commonwealth Financial Corp	1,306,279
9,362		First Community Bancshares, Inc	259,140
6,547		First Connecticut Bancorp	164,657
5,585		First Defiance Financial Corp	310,303
36,989		First Financial Bancorp	1,054,186
40,217	e	First Financial Bankshares, Inc	1,868,080
5,911		First Financial Corp	273,679
4,121		First Financial Northwest, Inc	65,689
15,907	*	First Foundation, Inc	309,391
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,330	e	First Guaranty Bancshares, Inc	$61,279
41,548		First Hawaiian, Inc	1,200,737
181,762		First Horizon National Corp	3,609,793
2,693		First Internet Bancorp	100,853
15,605		First Interstate Bancsystem, Inc	653,069
24,376		First Merchants Corp	1,052,068
5,492		First Mid-Illinois Bancshares, Inc	211,442
60,509		First Midwest Bancorp, Inc	1,504,254
5,007	*	First Northwest Bancorp	84,869
12,847		First of Long Island Corp	361,001
97,021		First Republic Bank	8,688,231
16,157	*	Flagstar Bancorp, Inc	601,848
15,508		Flushing Financial Corp	436,705
2,716		FNB Bancorp	96,662
192,263		FNB Corp	2,758,974
7,459	*	Franklin Financial Network, Inc	240,553
101,534		Fulton Financial Corp	1,847,919
11,648		German American Bancorp, Inc	404,069
46,016		Glacier Bancorp, Inc	1,804,748
5,904		Great Southern Bancorp, Inc	299,628
35,350		Great Western Bancorp, Inc	1,490,002
14,150	*	Green Bancorp, Inc	337,477
1,612	e	Greene County Bancorp, Inc	57,065
14,346		Guaranty Bancorp	406,709
50,458		Hancock Holding Co	2,709,595
17,666		Hanmi Financial Corp	556,479
7,161	*	HarborOne Bancorp, Inc	132,192
14,266		Heartland Financial USA, Inc	758,238
19,793		Heritage Commerce Corp	316,886
17,120		Heritage Financial Corp	527,296
43,210		Hilltop Holdings, Inc	1,131,670
689		Hingham Institution for Savings	149,320
2,808		Home Bancorp, Inc	120,351
100,270		Home Bancshares, Inc	2,407,483
15,841	*	HomeStreet, Inc	466,517
8,420	*	HomeTrust Bancshares, Inc	213,447
76,227		Hope Bancorp, Inc	1,451,362
12,656		Horizon Bancorp	385,375
4,629	*	Howard Bancorp, Inc	97,209
654,197		Huntington Bancshares, Inc	10,584,907
32,121		IBERIABANK Corp	2,714,225
7,160	*,e	Impac Mortgage Holdings, Inc	65,872
15,546		Independent Bank Corp (MA)	1,109,207
13,025		Independent Bank Corp (MI)	300,226
10,429		Independent Bank Group, Inc	748,281
32,276		International Bancshares Corp	1,339,454
4,281	e	Investar Holding Corp	108,095
159,467		Investors Bancorp, Inc	2,183,103
2,125,085		JPMorgan Chase & Co	245,808,582
53,182		Kearny Financial Corp	733,912
651,402		Keycorp	13,940,003
26,723		Lakeland Bancorp, Inc	537,132
14,457		Lakeland Financial Corp	694,948
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,465		LCNB Corp	$87,068
31,858		LegacyTexas Financial Group, Inc	1,403,026
4,215	*,e	LendingTree, Inc	1,550,488
12,802		Live Oak Bancshares, Inc	344,374
86,471		M&T Bank Corp	16,496,937
12,652		Macatawa Bank Corp	131,075
13,741		MainSource Financial Group, Inc	540,708
3,599	*	Malvern Bancorp, Inc	86,016
47,865		MB Financial, Inc	2,047,665
8,948		MBT Financial Corp	100,665
9,159		Mercantile Bank Corp	319,558
33,771		Meridian Bancorp, Inc	690,617
5,212		Meta Financial Group, Inc	609,804
13,971	*	Metropolitan Bank Holding Corp	663,483
231,373	*	MGIC Investment Corp	3,428,948
1,372	e	Middlefield Banc Corp	68,188
9,489		Midland States Bancorp, Inc	304,502
9,128		Midsouth Bancorp, Inc	129,161
6,033		MidWestOne Financial Group, Inc	199,572
2,513		MutualFirst Financial, Inc	94,363
16,489		National Bank Holdings Corp	548,094
2,810	e	National Bankshares, Inc	122,516
6,580	*	National Commerce Corp	298,403
17,998	*	Nationstar Mortgage Holdings, Inc	319,285
24,802		NBT Bancorp, Inc	915,442
300,695		New York Community Bancorp, Inc	4,257,841
4,998	*	Nicolet Bankshares, Inc	271,341
34,580	*	NMI Holdings, Inc	634,543
4,114		Northeast Bancorp	91,948
23,793		Northfield Bancorp, Inc	399,247
3,306		Northrim BanCorp, Inc	110,586
62,067		Northwest Bancshares, Inc	1,045,829
3,413	e	Norwood Financial Corp	107,202
18,696		OceanFirst Financial Corp	494,509
27,352		OFG Bancorp	311,813
2,434	e	Ohio Valley Banc Corp	100,037
4,255		Old Line Bancshares, Inc	134,756
79,689		Old National Bancorp	1,378,620
1,812		Old Point Financial Corp	53,164
15,597		Old Second Bancorp, Inc	229,276
12,464	*	Opus Bank	337,774
37,381		Oritani Financial Corp	624,263
3,502		Orrstown Financial Services, Inc	88,075
8,685	*	Pacific Mercantile Bancorp	75,125
23,689	*	Pacific Premier Bancorp, Inc	965,327
77,134		PacWest Bancorp	4,044,136
8,359		Park National Corp	877,862
3,277		Parke Bancorp, Inc	66,032
10,386	*,e	PCSB Financial Corp	209,589
10,560		Peapack Gladstone Financial Corp	375,091
1,915		Penns Woods Bancorp, Inc	82,096
8,529	*	PennyMac Financial Services, Inc	189,344
2,511	e	Peoples Bancorp of North Carolina, Inc	79,097
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,855		Peoples Bancorp, Inc	$279,717
3,001		Peoples Financial Services Corp	136,335
211,490		People’s United Financial, Inc	4,160,008
6,152		People’s Utah Bancorp	194,403
34,722	*	PHH Corp	311,456
50,846		Pinnacle Financial Partners, Inc	3,218,552
296,344		PNC Financial Services Group, Inc	46,828,279
64,902		Popular, Inc	2,637,617
7,579		Preferred Bank	488,239
4,455		Premier Financial Bancorp, Inc	84,734
39,805		Prosperity Bancshares, Inc	3,017,219
2,484	*	Provident Bancorp, Inc	59,740
2,962		Provident Financial Holdings, Inc	54,205
34,502		Provident Financial Services, Inc	907,748
4,706		Prudential Bancorp, Inc	81,461
6,812		QCR Holdings, Inc	298,706
135,485		Radian Group, Inc	2,990,154
2,182		RBB Bancorp	58,652
713,270		Regions Financial Corp	13,716,182
25,615		Renasant Corp	1,103,238
4,212		Republic Bancorp, Inc (Class A)	162,330
29,506	*,e	Republic First Bancorp, Inc	261,128
10,441		Riverview Bancorp, Inc	100,025
19,783		S&T Bancorp, Inc	798,442
18,530		Sandy Spring Bancorp, Inc	700,805
25,784	*	Seacoast Banking Corp of Florida	664,969
29,788		ServisFirst Bancshares, Inc	1,263,607
6,666		Shore Bancshares, Inc	121,455
5,605		SI Financial Group, Inc	80,992
5,108		Sierra Bancorp	139,857
33,409	*	Signature Bank	5,144,986
26,502		Simmons First National Corp (Class A)	1,559,643
4,152	*	SmartFinancial, Inc	90,514
23,192		South State Corp	2,054,811
2,686	*	Southern First Bancshares, Inc	116,975
2,726		Southern Missouri Bancorp, Inc	104,488
5,361		Southern National Bancorp of Virginia, Inc	87,867
15,459		Southside Bancshares, Inc	530,707
22,282		State Bank & Trust Co	679,824
147,335		Sterling Bancorp/DE	3,646,541
12,872		Stock Yards Bancorp, Inc	462,748
5,869		Summit Financial Group, Inc	150,833
5,433		Sun Bancorp, Inc	133,109
297,036		SunTrust Banks, Inc	21,000,445
32,000	*	SVB Financial Group	7,889,600
74,099		Synovus Financial Corp	3,733,849
93,361		TCF Financial Corp	2,002,593
3,666		Territorial Bancorp, Inc	111,006
31,288	*	Texas Capital Bancshares, Inc	2,966,102
75,768		TFS Financial Corp	1,107,728
31,785	*	The Bancorp, Inc	335,967
3,583		Timberland Bancorp, Inc	99,966
8,865		Tompkins Trustco, Inc	730,210
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,662		TowneBank	$1,120,020
11,656		Trico Bancshares	431,039
12,285	*	Tristate Capital Holdings, Inc	295,454
10,239	*	Triumph Bancorp, Inc	394,202
60,079		Trustco Bank Corp NY	516,679
39,363		Trustmark Corp	1,251,350
3,955		Two River Bancorp	71,230
28,936		UMB Financial Corp	2,204,344
131,633		Umpqua Holdings Corp	2,849,854
30,824		Union Bankshares Corp	1,163,606
1,900	e	Union Bankshares, Inc	102,695
63,648		United Bankshares, Inc	2,342,246
43,357		United Community Banks, Inc	1,373,550
26,462		United Community Financial Corp	258,005
30,136		United Financial Bancorp, Inc (New)	505,079
7,298		United Security Bancshares	80,643
4,251	e	Unity Bancorp, Inc	87,358
14,496		Univest Corp of Pennsylvania	405,888
965,635		US Bancorp	55,176,384
166,015		Valley National Bancorp	2,086,809
9,646	*	Veritex Holdings, Inc	275,007
16,962	*	Walker & Dunlop, Inc	787,885
51,702		Washington Federal, Inc	1,856,102
8,319		Washington Trust Bancorp, Inc	447,562
13,586		Waterstone Financial, Inc	232,321
62,815		Webster Financial Corp	3,556,585
2,721,644		Wells Fargo & Co	179,029,742
24,078		WesBanco, Inc	987,439
8,543		West Bancorporation, Inc	218,701
16,202	e	Westamerica Bancorporation	961,913
61,594	*	Western Alliance Bancorp	3,613,104
14,761		Western New England Bancorp, Inc	160,157
34,071		Wintrust Financial Corp	2,926,699
100,521	*	WMIH Corp	94,791
18,740		WSFS Financial Corp	957,614
120,615		Zions Bancorporation	6,516,828
		TOTAL BANKS	1,250,140,067

CAPITAL GOODS - 7.9%
355,979		3M Co	89,172,740
94,868		A.O. Smith Corp	6,335,285
28,007		Aaon, Inc	1,019,455
18,634		AAR Corp	754,118
35,403		Actuant Corp (Class A)	876,224
25,030		Acuity Brands, Inc	3,865,633
26,456		Advanced Drainage Systems, Inc	653,463
92,237	*	Aecom Technology Corp	3,607,389
20,604	*	Aegion Corp	516,748
41,943	*	Aerojet Rocketdyne Holdings, Inc	1,153,433
12,168	*	Aerovironment, Inc	624,948
39,570		AGCO Corp	2,873,573
60,367		Air Lease Corp	2,935,044
49,626		Aircastle Ltd	1,172,166
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,579		Alamo Group, Inc	$641,752
16,788		Albany International Corp (Class A)	1,065,199
56,697		Allegion plc	4,882,179
4,289		Allied Motion Technologies, Inc	149,472
75,953		Allison Transmission Holdings, Inc	3,360,161
17,037		Altra Holdings, Inc	892,739
13,315	*	Ameresco, Inc	115,841
5,147	e	American Railcar Industries, Inc	201,865
8,323	*	American Woodmark Corp	1,130,680
136,390		Ametek, Inc	10,406,557
16,520		Apogee Enterprises, Inc	751,825
22,409		Applied Industrial Technologies, Inc	1,652,664
261,045		Arconic, Inc	7,847,013
8,366		Argan, Inc	364,758
13,258	*	Armstrong Flooring, Inc	205,366
25,823	*	Armstrong World Industries, Inc	1,619,102
12,493		Astec Industries, Inc	779,563
12,601	*	Astronics Corp	562,005
19,511	*	Atkore International Group, Inc	456,167
30,632	*,e	Axon Enterprise, Inc	810,523
15,135		AZZ, Inc	688,642
30,926		Barnes Group, Inc	2,034,622
39,575	*	Beacon Roofing Supply, Inc	2,394,288
4,104	*	Blue Bird Corp	86,800
37,920	*	BMC Stock Holdings, Inc	849,408
342,344		Boeing Co	121,316,443
24,834		Briggs & Stratton Corp	600,486
71,554	*	Builders FirstSource, Inc	1,532,687
56,175		BWX Technologies, Inc	3,563,742
13,856	*	Caesarstone Sdot-Yam Ltd	293,747
9,835	*	CAI International, Inc	277,937
37,078		Carlisle Cos, Inc	4,234,678
349,180		Caterpillar, Inc	56,839,520
18,364	*	Chart Industries, Inc	910,303
69,236	e	Chicago Bridge & Iron Co NV	1,444,955
9,365		CIRCOR International, Inc	496,532
53,007	*	Colfax Corp	2,121,340
12,683		Columbus McKinnon Corp	519,369
21,533		Comfort Systems USA, Inc	917,306
13,897	*	Commercial Vehicle Group, Inc	171,906
22,980	*	Continental Building Products Inc	653,781
29,906		Crane Co	2,988,806
8,785	*	CSW Industrials, Inc	420,802
14,643		Cubic Corp	850,026
99,408		Cummins, Inc	18,688,704
26,288		Curtiss-Wright Corp	3,434,790
196,850		Deere & Co	32,759,777
6,313		DMC Global, Inc	144,568
96,679		Donaldson Co, Inc	4,897,758
12,538		Douglas Dynamics, Inc	516,566
93,957		Dover Corp	9,979,173
6,696	*	Ducommun, Inc	195,389
10,037	*	DXP Enterprises, Inc	343,366
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,200	*	Dycom Industries, Inc	$2,240,832
2,879		Eastern Co	77,013
275,713		Eaton Corp	23,151,621
42,114		EMCOR Group, Inc	3,423,026
398,547		Emerson Electric Co	28,787,050
12,296		Encore Wire Corp	622,178
16,853	*,e	Energous Corp	313,129
22,942	*,e	Energy Recovery, Inc	177,342
26,254		EnerSys	1,845,919
11,326	*	Engility Holdings, Inc	296,288
12,465		EnPro Industries, Inc	1,096,795
1,987	e	EnviroStar, Inc	76,102
72,336		Equifax, Inc	9,036,936
15,138		ESCO Technologies, Inc	925,689
15,677	*	Esterline Technologies Corp	1,153,043
172,469		Fastenal Co	9,478,896
33,618		Federal Signal Corp	683,790
78,051		Flowserve Corp	3,537,271
83,139		Fluor Corp	5,046,537
192,190		Fortive Corp	14,610,284
91,025		Fortune Brands Home & Security, Inc	6,456,403
6,903	*	Foundation Building Materials, Inc	102,371
27,409		Franklin Electric Co, Inc	1,241,628
8,864		Freightcar America, Inc	138,101
42,657	*	Gardner Denver Holdings, Inc	1,475,079
22,741		GATX Corp	1,617,795
3,280	*	Gencor Industries, Inc	55,104
37,070	*	Generac Holdings, Inc	1,813,835
29,622		General Cable Corp	879,773
159,777		General Dynamics Corp	35,547,187
5,341,900		General Electric Co	86,378,523
18,290	*	Gibraltar Industries, Inc	678,559
12,442		Global Brass & Copper Holdings, Inc	400,010
16,669	*	GMS, Inc	571,413
9,996		Gorman-Rupp Co	282,587
98,793		Graco, Inc	4,623,512
4,428		Graham Corp	94,759
23,629		Granite Construction, Inc	1,575,818
41,979	*	Great Lakes Dredge & Dock Corp	197,301
16,268	e	Greenbrier Cos, Inc	815,840
17,223		Griffon Corp	345,321
23,245		H&E Equipment Services, Inc	915,388
5,911		Hardinge, Inc	111,481
75,960		Harris Corp	12,106,505
55,904	*	Harsco Corp	1,000,682
25,309	*	HC2 Holdings, Inc	151,854
113,028	*	HD Supply Holdings, Inc	4,395,659
18,846		HEICO Corp	1,513,711
37,580		HEICO Corp (Class A)	2,474,643
17,247	*	Herc Holdings, Inc	1,133,473
55,963		Hexcel Corp	3,825,071
37,134		Hillenbrand, Inc	1,645,036
469,715		Honeywell International, Inc	74,999,394
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,789		Hubbell, Inc	$4,457,665
26,713		Huntington Ingalls	6,345,406
2,730		Hurco Cos, Inc	123,260
16,633	*,e	Huttig Building Products, Inc	117,429
6,311		Hyster-Yale Materials Handling, Inc	534,479
46,590		IDEX Corp	6,684,733
6,045	*	IES Holdings, Inc	105,788
186,805		Illinois Tool Works, Inc	32,442,424
153,056		Ingersoll-Rand plc	14,483,689
11,465		Insteel Industries, Inc	359,198
52,451		ITT, Inc	2,937,256
71,151		Jacobs Engineering Group, Inc	4,942,148
39,702	*	JELD-WEN Holding, Inc	1,559,495
18,624		John Bean Technologies Corp	2,118,480
577,651		Johnson Controls International plc	22,603,484
6,396		Kadant, Inc	641,199
15,646		Kaman Corp	981,004
84,491		KBR, Inc	1,718,547
51,003		Kennametal, Inc	2,487,926
25,854	*,e	KEYW Holding Corp, The	173,222
30,935	*	KLX, Inc	2,185,867
50,967	*	Kratos Defense & Security Solutions, Inc	581,533
46,949		L3 Technologies, Inc	9,974,785
1,979	*	Lawson Products, Inc	47,001
12,629	*	Layne Christensen Co	170,365
5,584	*	LB Foster Co (Class A)	151,606
22,705		Lennox International, Inc	4,947,647
36,633		Lincoln Electric Holdings, Inc	3,574,282
6,104		Lindsay Corp	544,538
155,141		Lockheed Martin Corp	55,051,784
15,476		LSI Industries, Inc	122,879
10,065	*	Lydall, Inc	481,107
23,526	*	Manitowoc Co, Inc	942,922
190,343		Masco Corp	8,500,718
17,474	*	Masonite International Corp	1,218,812
42,500	*	Mastec, Inc	2,269,500
27,817	*	Mercury Systems, Inc	1,335,772
56,636	*	Meritor, Inc	1,545,030
34,321	*	Middleby Corp	4,676,579
31,993	*	Milacron Holdings Corp	606,907
6,321		Miller Industries, Inc	164,662
18,760	*	Moog, Inc (Class A)	1,689,526
53,304	*	MRC Global, Inc	958,406
26,269		MSC Industrial Direct Co (Class A)	2,466,134
33,385		Mueller Industries, Inc	1,104,710
88,794		Mueller Water Products, Inc (Class A)	1,032,674
9,096	*	MYR Group, Inc	308,172
3,644	e	National Presto Industries, Inc	370,413
29,558	*	Navistar International Corp	1,354,643
22,485	*	NCI Building Systems, Inc	414,848
15,388	*	Nexeo Solutions, Inc	145,109
16,369		NN, Inc	471,427
35,274		Nordson Corp	5,069,579
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

98,885		Northrop Grumman Corp	$33,673,309
5,316	*	Northwest Pipe Co	101,004
63,669	*,e	NOW, Inc	750,658
4,600	*	NV5 Holdings, Inc	224,250
1,327		Omega Flex, Inc	81,159
35,118		Orbital ATK, Inc	4,632,064
16,581	*	Orion Marine Group, Inc	124,689
50,020		Oshkosh Truck Corp	4,537,814
66,388		Owens Corning, Inc	6,172,092
211,084		PACCAR, Inc	15,738,423
82,919		Parker-Hannifin Corp	16,701,545
14,680	*	Patrick Industries, Inc	940,254
105,699		Pentair plc	7,557,478
29,257	*	PGT, Inc	466,649
209,447	*,e	Plug Power, Inc	404,233
13,738	*	Ply Gem Holdings, Inc	294,680
6,494		Powell Industries, Inc	211,639
1,112		Preformed Line Products Co	82,132
22,842		Primoris Services Corp	593,892
14,711	*	Proto Labs, Inc	1,608,648
19,779		Quanex Building Products Corp	409,425
88,090	*	Quanta Services, Inc	3,390,584
21,162		Raven Industries, Inc	815,795
179,323		Raytheon Co	37,467,748
14,233	*	RBC Bearings, Inc	1,793,358
27,014		Regal-Beloit Corp	2,104,391
14,336		REV Group, Inc	419,471
6,544	*,e	Revolution Lighting Technologies, Inc	23,231
61,542	*	Rexnord Corp	1,729,946
79,419		Rockwell Automation, Inc	15,668,575
101,874		Rockwell Collins, Inc	14,108,530
62,662		Roper Industries, Inc	17,582,331
3,027	*	Rush Enterprises, Inc	153,832
17,896	*	Rush Enterprises, Inc (Class A)	967,279
100,219	*	Sensata Technologies Holding BV	5,637,319
24,043		Simpson Manufacturing Co, Inc	1,412,286
20,110	*	SiteOne Landscape Supply, Inc	1,531,578
34,074		Snap-On, Inc	5,837,217
12,882	*	Sparton Corp	296,415
70,521		Spirit Aerosystems Holdings, Inc (Class A)	7,218,530
24,807	*	SPX Corp	775,219
24,635	*	SPX FLOW, Inc	1,142,325
7,474		Standex International Corp	784,396
92,525		Stanley Works	15,380,431
16,609	*	Sterling Construction Co, Inc	231,696
13,995		Sun Hydraulics Corp	868,810
75,852	*,e	Sunrun, Inc	480,143
21,033	*	Teledyne Technologies, Inc	4,015,620
10,249		Tennant Co	690,783
49,177		Terex Corp	2,312,303
17,402	*	Textainer Group Holdings Ltd	426,349
161,107		Textron, Inc	9,452,148
7,128	*,e	The ExOne Company	69,997
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,631	*	Thermon Group Holdings	$547,767
40,509		Timken Co	2,128,748
30,879		Titan International, Inc	410,999
10,402	*	Titan Machinery, Inc	223,539
64,582		Toro Co	4,239,808
8,124	*	TPI Composites, Inc	163,130
29,398		TransDigm Group, Inc	9,316,520
18,823	*	Trex Co, Inc	2,100,459
26,769	*	Trimas Corp	712,055
89,617		Trinity Industries, Inc	3,089,098
31,950		Triton International Ltd	1,233,270
29,330		Triumph Group, Inc	854,970
29,117	*	Tutor Perini Corp	720,646
5,065	*	Twin Disc, Inc	149,316
51,449	*	United Rentals, Inc	9,317,928
459,896		United Technologies Corp	63,470,247
68,211	*	Univar, Inc	2,036,780
35,331		Universal Forest Products, Inc	1,318,906
51,661	*	USG Corp	1,997,214
13,150		Valmont Industries, Inc	2,151,340
8,033	*	Vectrus, Inc	244,203
7,397	*	Veritiv Corp	212,294
10,333	*	Vicor Corp	189,094
31,029		W.W. Grainger, Inc	8,367,280
41,244		Wabash National Corp	1,065,333
31,150	*	WABCO Holdings, Inc	4,809,249
52,802	e	Wabtec Corp	4,279,074
18,617		Watsco, Inc	3,347,150
16,293		Watts Water Technologies, Inc (Class A)	1,299,367
75,780	*	Welbilt, Inc	1,689,894
32,675	*	Wesco Aircraft Holdings, Inc	233,626
29,038	*	WESCO International, Inc	1,978,940
2,234	*	Willis Lease Finance Corp	60,318
31,545		Woodward Governor Co	2,445,368
106,744		Xylem, Inc	7,713,321
		TOTAL CAPITAL GOODS	1,401,276,117

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
32,504		ABM Industries, Inc	1,236,127
34,874	*	Acacia Research (Acacia Technologies)	127,290
63,113	*	ACCO Brands Corp	747,889
26,312	*	Advanced Disposal Services, Inc	641,223
25,420	*	ARC Document Solutions, Inc	61,516
4,484		Barrett Business Services, Inc	312,490
3,889		BG Staffing, Inc	61,757
29,178		Brady Corp (Class A)	1,116,058
27,159		Brink’s Co	2,265,061
22,286	*	Casella Waste Systems, Inc (Class A)	570,076
33,580	*	CBIZ, Inc	554,070
16,438		Ceco Environmental Corp	74,464
52,067		Cintas Corp	8,770,686
30,478	*	Clean Harbors, Inc	1,686,653
12,801	*,e	Cogint, Inc	46,724
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

121,689	*	Copart, Inc	$5,362,834
68,343	e	Covanta Holding Corp	1,117,408
4,620		CRA International, Inc	214,507
27,889		Deluxe Corp	2,071,316
22,036		Dun & Bradstreet Corp	2,726,514
64,481	*,†,m	Dyax Corp	71,574
19,239		Ennis, Inc	382,856
21,996		Essendant, Inc	199,064
16,519		Exponent, Inc	1,224,884
5,122		Forrester Research, Inc	223,575
6,764	*	Franklin Covey Co	194,803
22,868	*	FTI Consulting, Inc	994,072
5,783	*	GP Strategies Corp	144,286
51,155		Healthcare Services Group	2,822,733
11,273		Heidrick & Struggles International, Inc	297,607
8,509	*	Heritage-Crystal Clean, Inc	185,071
34,607		Herman Miller, Inc	1,401,584
23,226	*	Hill International, Inc	132,388
25,465		HNI Corp	990,334
20,177	*	Hudson Technologies, Inc	126,712
12,474	*	Huron Consulting Group, Inc	500,831
10,745	*	ICF International, Inc	570,559
232,913	*	IHS Markit Ltd	11,116,937
28,286	*	Innerworkings, Inc	283,143
21,330		Insperity, Inc	1,306,462
36,357		Interface, Inc	907,107
81,248		KAR Auction Services, Inc	4,431,266
19,171		Kelly Services, Inc (Class A)	542,731
13,273		Kforce, Inc	344,434
18,271		Kimball International, Inc (Class B)	339,292
27,546		Knoll, Inc	631,905
31,061		Korn/Ferry International	1,384,078
30,938		LSC Communications, Inc	423,232
41,108		Manpower, Inc	5,401,180
18,079		Matthews International Corp (Class A)	1,012,424
14,080		McGrath RentCorp	673,024
57,537	*,†,m	Media General, Inc	0
15,619	*	Mistras Group, Inc	332,841
26,465		Mobile Mini, Inc	1,001,700
19,423		MSA Safety, Inc	1,521,015
7,684		Multi-Color Corp	595,510
26,919	*	Navigant Consulting, Inc	552,378
216,753		Nielsen NV	8,108,730
8,636	*	NL Industries, Inc	112,268
29,950	*	On Assignment, Inc	2,293,272
110,155		Pitney Bowes, Inc	1,554,287
19,347		Quad Graphics, Inc	427,956
146,638		Republic Services, Inc	10,088,694
15,702		Resources Connection, Inc	256,728
73,576		Robert Half International, Inc	4,258,579
61,334		Rollins, Inc	3,026,220
26,356		RPX Corp	370,038
42,800		RR Donnelley & Sons Co	349,676
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,123	*	SP Plus Corp	$390,242
49,928		Steelcase, Inc (Class A)	776,380
48,982	*	Stericycle, Inc	3,691,284
18,215	*,e	Team, Inc	309,655
33,567		Tetra Tech, Inc	1,668,280
102,856	*	TransUnion	6,105,532
24,337	*	TriNet Group, Inc	1,067,664
24,316	*	TrueBlue, Inc	665,043
9,147		Unifirst Corp	1,511,999
12,458		US Ecology, Inc	650,931
92,230	*	Verisk Analytics, Inc	9,227,612
12,037		Viad Corp	683,702
4,920		VSE Corp	243,786
23,239	*	WageWorks, Inc	1,407,121
268,619		Waste Management, Inc	23,753,978
5,089	*	Willdan Group, Inc	115,317
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	156,143,229

CONSUMER DURABLES & APPAREL - 1.4%
18,634	e	Acushnet Holdings Corp	399,699
32,697	*,e	American Outdoor Brands Corp	390,075
6,685		Bassett Furniture Industries, Inc	226,956
19,664	*	Beazer Homes USA, Inc	364,571
53,261		Brunswick Corp	3,343,726
48,197		CalAtlantic Group, Inc	2,705,298
54,135		Callaway Golf Co	799,574
28,178		Carter’s, Inc	3,389,813
4,928	*	Cavco Industries, Inc	754,723
10,812	*	Century Communities, Inc	341,659
10,975	*	Clarus Corp	81,764
16,929		Columbia Sportswear Co	1,264,088
48,854	*	CROCS, Inc	660,018
6,375		CSS Industries, Inc	166,770
5,692		Culp, Inc	181,006
18,849	*	Deckers Outdoor Corp	1,615,548
4,690	*	Delta Apparel, Inc	87,515
207,722		DR Horton, Inc	10,188,764
3,755		Escalade, Inc	48,252
13,716		Ethan Allen Interiors, Inc	340,843
4,942		Flexsteel Industries, Inc	212,901
28,004	*,e	Fossil Group, Inc	222,912
73,589	*	Garmin Ltd	4,631,692
25,667	*	G-III Apparel Group Ltd	958,662
61,542	*,e	GoPro, Inc	336,635
11,271	*	Green Brick Partners, Inc	126,235
7,313		Hamilton Beach Brands Holding Co	188,017
238,752	e	Hanesbrands, Inc	5,185,693
73,374		Hasbro, Inc	6,938,979
16,056	*	Helen of Troy Ltd	1,495,616
6,855		Hooker Furniture Corp	254,663
74,783	*	Hovnanian Enterprises, Inc (Class A)	151,810
15,160	*	Installed Building Products Inc	1,090,762
15,690	*,e	iRobot Corp	1,392,488
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,542		Johnson Outdoors, Inc	$213,476
54,174		KB Home	1,707,565
28,186		La-Z-Boy, Inc	849,808
79,062		Leggett & Platt, Inc	3,677,174
9,261		Lennar Corp (B Shares)	468,977
119,083		Lennar Corp (Class A)	7,461,741
10,590	*,e	LGI Homes, Inc	716,731
15,694		Libbey, Inc	110,957
3,865		Lifetime Brands, Inc	67,444
57,851	*	Lululemon Athletica, Inc	4,524,527
28,865	*	M/I Homes, Inc	933,494
12,112	*	Malibu Boats Inc	402,845
6,903		Marine Products Corp	100,784
204,350	e	Mattel, Inc	3,236,904
11,600		MCBC Holdings, Inc	280,372
26,813		MDC Holdings, Inc	903,866
25,203	*	Meritage Homes Corp	1,195,882
88,317	*	Michael Kors Holdings Ltd	5,828,922
37,424	*	Mohawk Industries, Inc	10,518,389
9,860		Movado Group, Inc	301,716
2,602		Nacco Industries, Inc (Class A)	109,414
17,787	*	Nautilus, Inc	228,563
9,751	*	New Home Co Inc	115,549
306,699		Newell Rubbermaid, Inc	8,109,122
798,615		Nike, Inc (Class B)	54,481,515
2,019	*	NVR, Inc	6,416,725
9,639		Oxford Industries, Inc	759,553
7,374	*	Perry Ellis International, Inc	176,829
36,347	e	Polaris Industries, Inc	4,107,574
23,912		Pool Corp	3,233,859
166,324		Pulte Homes, Inc	5,294,093
46,358		PVH Corp	7,189,199
33,161		Ralph Lauren Corp	3,790,634
26,902	*,e	Sequential Brands Group, Inc	43,581
81,984	*	Skechers U.S.A., Inc (Class A)	3,376,921
35,135	*	Steven Madden Ltd	1,623,237
10,066	e	Sturm Ruger & Co, Inc	532,995
3,027		Superior Uniform Group, Inc	71,316
180,891		Tapestry, Inc	8,509,113
64,027	*	Taylor Morrison Home Corp	1,628,207
27,570	*	Tempur Sealy International, Inc	1,644,275
90,305		Toll Brothers, Inc	4,206,407
21,857	*	TopBuild Corp	1,672,935
92,669	*	TRI Pointe Homes, Inc	1,511,431
32,244		Tupperware Corp	1,862,413
121,392	*,e	Under Armour, Inc	1,559,887
109,448	*,e	Under Armour, Inc (Class A)	1,516,949
9,279	*	Unifi, Inc	330,425
8,832	*	Universal Electronics, Inc	407,155
11,056	*	Vera Bradley, Inc	102,710
196,628		VF Corp	15,954,396
33,514	*	Vista Outdoor, Inc	507,737
2,514		Weyco Group, Inc	77,884
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

45,638		Whirlpool Corp	$8,279,646
20,888	*	William Lyon Homes, Inc	567,109
55,856		Wolverine World Wide, Inc	1,833,752
16,971	*	Zagg, Inc	283,416
		TOTAL CONSUMER DURABLES & APPAREL	246,155,827

CONSUMER SERVICES - 2.3%
37,025	*	Adtalem Global Education, Inc	1,703,150
8,985	*	American Public Education, Inc	228,219
147,165		ARAMARK Holdings Corp	6,741,629
7,935	*	Ascent Media Corp (Series A)	74,827
50,820	*	Belmond Ltd.	655,578
11,284		BJ’s Restaurants, Inc	425,971
56,586		Bloomin’ Brands, Inc	1,246,590
9,583	*,e	Bojangles’, Inc	117,392
49,052		Boyd Gaming Corp	1,936,082
9,845	*	Bridgepoint Education, Inc	76,102
32,900	*	Bright Horizons Family Solutions	3,230,780
29,561	e	Brinker International, Inc	1,074,247
9,174	*	Buffalo Wild Wings, Inc	1,440,318
87,185	*	Caesars Entertainment Corp	1,216,231
6,499	*	Cambium Learning Group, Inc	45,623
6,670		Capella Education Co	530,598
41,943	*	Career Education Corp	520,093
253,346		Carnival Corp	18,142,107
14,703		Carriage Services, Inc	391,541
34,276	*	Carrols Restaurant Group, Inc	426,736
11,016	*	Century Casinos, Inc	100,796
25,859	e	Cheesecake Factory	1,272,004
56,050	*	Chegg, Inc	970,786
15,561	*	Chipotle Mexican Grill, Inc (Class A)	5,053,590
19,297		Choice Hotels International, Inc	1,585,249
7,857		Churchill Downs, Inc	2,034,963
9,542	*	Chuy’s Holdings, Inc	252,863
2,954		Collectors Universe	81,885
11,365	e	Cracker Barrel Old Country Store, Inc	2,005,695
75,276		Darden Restaurants, Inc	7,215,205
24,272	*	Dave & Buster’s Entertainment, Inc	1,140,784
11,445	*	Del Frisco’s Restaurant Group, Inc	200,287
18,560	*	Del Taco Restaurants, Inc	235,155
52,667	*	Denny’s Corp	789,478
10,194	e	DineEquity, Inc	564,544
26,261		Domino’s Pizza, Inc	5,694,698
40,921	*	Drive Shack, Inc	211,971
55,189		Dunkin Brands Group, Inc	3,567,969
12,724	*	El Pollo Loco Holdings, Inc	127,876
27,396	*,e	Eldorado Resorts, Inc	946,532
1,317	*,e	Empire Resorts, Inc	38,259
112,787		Extended Stay America, Inc	2,281,681
14,165	*	Fiesta Restaurant Group, Inc	271,968
5,129	*	Fogo De Chao, Inc	66,677
4,866		Golden Entertainment, Inc	152,403
2,534		Graham Holdings Co	1,506,336
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,773	*	Grand Canyon Education, Inc	$2,582,611
128,727		H&R Block, Inc	3,416,415
11,648	*,e	Habit Restaurants, Inc	101,920
40,547	*	Hilton Grand Vacations, Inc	1,823,399
136,598		Hilton Worldwide Holdings, Inc	11,699,619
60,193	*	Houghton Mifflin Harcourt Co	505,621
28,427	*	Hyatt Hotels Corp	2,311,115
62,864		ILG, Inc	1,974,558
70,296		International Game Technology plc	2,043,505
13,919		International Speedway Corp (Class A)	645,842
6,337	*	J Alexander’s Holdings, Inc	61,152
17,613		Jack in the Box, Inc	1,602,607
22,996	*	K12, Inc	398,981
47,163	*	La Quinta Holdings, Inc	939,959
225,387		Las Vegas Sands Corp	17,472,000
32,035	*	Laureate Education, Inc	461,304
11,522	*	Lindblad Expeditions Holdings, Inc	106,809
11,099		Marcus Corp	288,574
187,971		Marriott International, Inc (Class A)	27,695,647
13,008		Marriott Vacations Worldwide Corp	1,981,509
490,497		McDonald’s Corp	83,943,657
302,472		MGM Resorts International	11,025,104
6,193	*	Monarch Casino & Resort, Inc	282,153
1,566		Nathan’s Famous, Inc	111,812
10,355	*,e	Noodles & Co	61,094
113,319	*	Norwegian Cruise Line Holdings Ltd	6,882,996
15,702	e	Papa John’s International, Inc	1,018,903
52,037	*	Penn National Gaming, Inc	1,660,501
31,139	*	Pinnacle Entertainment, Inc	1,005,478
51,063		Planet Fitness, Inc	1,723,887
17,991	*	Potbelly Corp	217,691
5,088		RCI Hospitality Holdings, Inc	149,485
7,530	*	Red Lion Hotels Corp	78,688
7,090	*	Red Robin Gourmet Burgers, Inc	373,288
44,070		Red Rock Resorts, Inc	1,530,551
28,824	*	Regis Corp	458,878
107,649		Royal Caribbean Cruises Ltd	14,376,524
17,188		Ruth’s Chris Steak House, Inc	407,356
31,711	*	Scientific Games Corp (Class A)	1,479,318
40,162	*,e	SeaWorld Entertainment, Inc	612,470
107,081		Service Corp International	4,280,028
89,123	*	ServiceMaster Global Holdings, Inc	4,698,565
12,555	*,e	Shake Shack, Inc	548,779
40,404	e	Six Flags Entertainment Corp	2,729,694
22,829	e	Sonic Corp	589,901
22,259	*	Sotheby’s (Class A)	1,174,385
10,246		Speedway Motorsports, Inc	212,604
870,981		Starbucks Corp	49,480,431
625	*	Steak N Shake Co	257,931
6,141	e	Strayer Education, Inc	567,920
38,562		Texas Roadhouse, Inc (Class A)	2,264,361
24,490		Vail Resorts, Inc	5,352,534
20,044	*,e	Weight Watchers International, Inc	1,288,629
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

108,606		Wendy’s	$1,757,245
16,728	e	Wingstop, Inc	808,966
60,858		Wyndham Worldwide Corp	7,554,304
48,634		Wynn Resorts Ltd	8,053,304
224,263		Yum China Holdings, Inc	10,403,561
211,354		Yum! Brands, Inc	17,878,435
12,793	*	Zoe’s Kitchen, Inc	188,313
		TOTAL CONSUMER SERVICES	404,196,339

DIVERSIFIED FINANCIALS - 4.0%
33,448		Affiliated Managers Group, Inc	6,677,224
19,777		AG Mortgage Investment Trust	344,911
239,196		AGNC Investment Corp	4,494,493
268,652		Ally Financial, Inc	7,997,770
441,767		American Express Co	43,911,640
92,154		Ameriprise Financial, Inc	15,546,380
692,435		Annaly Capital Management, Inc	7,298,265
56,490		Anworth Mortgage Asset Corp	274,541
65,689		Apollo Commercial Real Estate Finance, Inc	1,193,569
19,022		Ares Commercial Real Estate Corp	241,009
16,791	e	Arlington Asset Investment Corp (Class A)	176,305
24,514	*	ARMOUR Residential REIT, Inc	573,873
26,604		Artisan Partners Asset Management, Inc	1,041,547
2,529		Associated Capital Group, Inc	87,630
12,970		B. Riley Financial, Inc	243,187
611,072		Bank of New York Mellon Corp	34,647,782
139,630		BGC Partners, Inc (Class A)	1,998,105
76,520		BlackRock, Inc	42,988,936
36,692	*	Cannae Holdings, Inc	638,808
295,541		Capital One Financial Corp	30,724,442
53,268		Capstead Mortgage Corp	437,330
67,098		CBOE Holdings, Inc	9,017,300
726,750		Charles Schwab Corp	38,764,845
6,774		Cherry Hill Mortgage Investment Corp	114,887
111,118		Chimera Investment Corp	1,887,895
208,581		CME Group, Inc	32,013,012
13,010		Cohen & Steers, Inc	530,418
15,789	*,e	Cowen Group, Inc	204,468
6,601	*,e	Credit Acceptance Corp	2,176,416
170,450		CYS Investments, Inc	1,148,833
2,763		Diamond Hill Investment Group, Inc	581,225
218,155		Discover Financial Services	17,408,769
19,065	*	Donnelley Financial Solutions, Inc	408,944
50,081		Dynex Capital, Inc	325,526
163,646	*	E*TRADE Financial Corp	8,624,144
68,317		Eaton Vance Corp	3,948,723
27,220	*,e	Elevate Credit, Inc	203,333
6,721		Ellington Residential Mortgage REIT	72,654
14,043	*,e	Encore Capital Group, Inc	582,082
20,701	*	Enova International, Inc	370,548
22,970		Evercore Partners, Inc (Class A)	2,309,633
28,844	*	Ezcorp, Inc (Class A)	340,359
22,835		Factset Research Systems, Inc	4,582,756
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

59,770		Federated Investors, Inc (Class B)	$2,072,824
33,880		Financial Engines, Inc	963,886
27,184		FirstCash, Inc	1,987,150
223,327		Franklin Resources, Inc	9,471,298
18,429	e	Gain Capital Holdings, Inc	134,532
2,529		GAMCO Investors, Inc (Class A)	74,555
216,637		Goldman Sachs Group, Inc	58,034,886
24,702		Granite Point Mortgage Trust, Inc	425,862
8,967		Great Ajax Corp	119,799
27,401	*	Green Dot Corp	1,678,585
23,652	e	Greenhill & Co, Inc	438,745
7,789		Hamilton Lane, Inc	290,374
29,734		Hannon Armstrong Sustainable Infrastructure Capital, Inc	646,417
15,400		Houlihan Lokey, Inc	734,580
40,851		Interactive Brokers Group, Inc (Class A)	2,614,055
362,794		IntercontinentalExchange Group, Inc	26,788,709
10,938	*	INTL FCStone, Inc	475,803
239,999		Invesco Ltd	8,671,164
66,133		Invesco Mortgage Capital, Inc	1,074,000
19,357		Investment Technology Group, Inc	413,466
5,996		KKR Real Estate Finance Trust, Inc	116,622
44,989		Ladder Capital Corp	650,991
69,780		Ladenburg Thalmann Financial Services, Inc	217,016
70,806		Lazard Ltd (Class A)	4,147,107
49,924		Legg Mason, Inc	2,127,761
226,272	*	LendingClub Corp	828,156
191,382		Leucadia National Corp	5,180,711
54,799		LPL Financial Holdings, Inc	3,269,308
22,605		MarketAxess Holdings, Inc	4,435,327
3,292		Marlin Business Services Corp	78,020
230,763		MFA Mortgage Investments, Inc	1,652,263
18,139		Moelis & Co	937,786
100,586		Moody’s Corp	16,273,809
792,363		Morgan Stanley	44,808,128
13,425		Morningstar, Inc	1,290,411
52,878		MSCI, Inc (Class A)	7,362,204
26,768		MTGE Investment Corp	455,056
69,389		NASDAQ OMX Group, Inc	5,614,264
163,878		Navient Corp	2,335,261
11,469		Nelnet, Inc (Class A)	597,650
224,028		New Residential Investment Corp	3,873,444
62,301		New York Mortgage Trust, Inc	355,116
17,297	*,m	NewStar Financial, Inc	9,340
126,409		Northern Trust Corp	13,322,245
41,386		OM Asset Management plc	740,396
34,049	*	On Deck Capital, Inc	153,220
42,891	*	OneMain Holdings, Inc	1,402,965
5,171		Oppenheimer Holdings, Inc	142,202
26,317		Orchid Island Capital, Inc	199,483
4,588		Owens Realty Mortgage, Inc	65,379
38,753		PennyMac Mortgage Investment Trust	635,549
12,455		Pico Holdings, Inc	163,160
8,397		Piper Jaffray Cos	775,043
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,640		PJT Partners, Inc	$551,154
26,858	*	PRA Group, Inc	960,174
9,183		Pzena Investment Management, Inc (Class A)	114,879
77,678		Raymond James Financial, Inc	7,487,382
42,540		Redwood Trust, Inc	633,421
6,102	*	Regional Management Corp	173,053
26,209		Resource Capital Corp	248,461
158,342		S&P Global, Inc	28,675,736
15,919	*	Safeguard Scientifics, Inc	198,988
86,735		Santander Consumer USA Holdings, Inc	1,496,179
93,397		SEI Investments Co	7,018,785
3,516		Silvercrest Asset Management Group, Inc	52,740
255,019	*	SLM Corp	2,917,417
156,718		Starwood Property Trust, Inc	3,195,480
230,474		State Street Corp	25,391,321
39,511		Stifel Financial Corp	2,667,783
475,839		Synchrony Financial	18,881,292
146,300		T Rowe Price Group, Inc	16,331,469
151,845		TD Ameritrade Holding Corp	8,471,433
13,907		Tiptree Financial, Inc	85,528
5,267		TPG RE Finance Trust, Inc	99,125
102,753		Two Harbors Investment Corp	1,515,607
17,991		Virtu Financial, Inc	343,628
4,018		Virtus Investment Partners, Inc	514,304
108,120		Voya Financial, Inc	5,612,509
48,270	e	Waddell & Reed Financial, Inc (Class A)	1,110,210
25,006		Western Asset Mortgage Capital Corp	233,306
5,694		Westwood Holdings Group, Inc	372,786
67,611		WisdomTree Investments, Inc	783,611
3,416	*	World Acceptance Corp	403,259
11,796		ZAIS Financial Corp	171,042
		TOTAL DIVERSIFIED FINANCIALS	705,192,662

ENERGY - 5.6%
101,818	*	Abraxas Petroleum Corp	243,345
1,000		Adams Resources & Energy, Inc	44,500
338,346		Anadarko Petroleum Corp	20,317,677
94,552		Andeavor	10,226,744
136,960	*	Antero Resources Corp	2,661,133
238,192		Apache Corp	10,687,675
31,598	*,e	Approach Resources, Inc	105,537
12,791		Arch Coal, Inc	1,151,318
41,233		Archrock, Inc	383,467
17,854	*,e	Ardmore Shipping Corp	126,763
271,586		Baker Hughes a GE Co	8,731,490
10,873	*	Basic Energy Services, Inc	211,915
45,854	*	Bill Barrett Corp	235,231
12,058	*	Bonanza Creek Energy, Inc	337,745
19,748		Bristow Group, Inc	304,317
26,905	*	C&J Energy Services, Inc	823,831
280,980		Cabot Oil & Gas Corp	7,403,823
28,426	*,e	California Resources Corp	600,641
133,621	*	Callon Petroleum Co	1,516,598
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,646	*,e	CARBO Ceramics, Inc	$148,422
53,419	*	Carrizo Oil & Gas, Inc	1,074,256
81,137	*	Centennial Resource Development, Inc	1,656,006
124,992	*	Cheniere Energy, Inc	7,069,547
576,495	*,e	Chesapeake Energy Corp	2,017,732
1,164,778		Chevron Corp	146,004,922
58,801		Cimarex Energy Co	6,597,472
73,012	*	Clean Energy Fuels Corp	114,629
52,072	*	Cloud Peak Energy, Inc	260,360
136,081	*	CNX Resources Corp	1,906,495
89,251	*	Concho Resources, Inc	14,051,677
732,837		ConocoPhillips	43,098,144
16,824	*	CONSOL Energy, Inc	545,602
18,033	*	Contango Oil & Gas Co	73,935
53,203	*	Continental Resources, Inc	2,954,363
9,670	e	CVR Energy, Inc	346,089
46,791		Delek US Holdings, Inc	1,632,538
240,238	*	Denbury Resources, Inc	583,778
325,757	*	Devon Energy Corp	13,476,567
53,411		DHT Holdings, Inc	184,802
39,673	*,e	Diamond Offshore Drilling, Inc	701,419
58,607	*	Diamondback Energy, Inc	7,355,178
14,519	*	Dorian LPG Ltd	110,925
22,512	*	Dril-Quip, Inc	1,162,745
11,289	*,e	Earthstone Energy, Inc	112,664
58,591	*	Eclipse Resources Corp	125,385
58,074	*	Energen Corp	3,033,205
19,082	*	Energy XXI Gulf Coast, Inc	128,040
282,979		Ensco plc	1,669,576
356,490		EOG Resources, Inc	40,996,350
80,713	*,e	EP Energy Corp	154,162
143,182		EQT Corp	7,773,351
14,655	*	Era Group, Inc	148,455
19,088		Evolution Petroleum Corp	146,023
19,250	*	Exterran Corp	555,940
71,970	*	Extraction Oil & Gas, Inc	1,014,777
2,610,398	d	Exxon Mobil Corp	227,887,745
95,752	*,e	Fairmount Santrol Holdings, Inc	533,339
47,972	*	Forum Energy Technologies, Inc	810,727
30,866		Frank’s International NV	213,593
48,009	e	Frontline Ltd	220,841
31,694	e	GasLog Ltd	640,219
103,381	*,e	Gastar Exploration, Inc	103,226
28,510	*	Gener8 Maritime, Inc	167,354
7,214	*	Geospace Technologies Corp	99,265
57,014		Golar LNG Ltd	1,555,912
23,488		Green Plains Renewable Energy, Inc	411,040
8,090		Gulf Island Fabrication, Inc	104,361
106,013	*	Gulfport Energy Corp	1,078,152
36,888	*	Halcon Resources Corp	294,735
7,976		Hallador Energy Co	55,672
533,403		Halliburton Co	28,643,741
83,922	*	Helix Energy Solutions Group, Inc	631,933
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

65,160	e	Helmerich & Payne, Inc	$4,693,475
169,727		Hess Corp	8,572,911
109,528		HollyFrontier Corp	5,252,963
26,120	*	Independence Contract Drilling, Inc	120,152
16,510	*	International Seaways, Inc	275,552
341	*,e	Isramco, Inc	36,743
34,163	*,e	Jagged Peak Energy, Inc	438,995
23,625	*,e	Keane Group, Inc	390,521
8,313	*,e	Key Energy Services, Inc	123,116
1,187,218		Kinder Morgan, Inc	21,346,180
136,699	*	Kosmos Energy LLC	944,590
111,357	*	Laredo Petroleum Holdings, Inc	1,083,504
51,346	*,e	Lilis Energy, Inc	220,788
5,084	*	Mammoth Energy Services, Inc	116,729
507,786		Marathon Oil Corp	9,236,627
300,826		Marathon Petroleum Corp	20,838,217
57,431	*	Matador Resources Co	1,861,339
14,810	*	Matrix Service Co	265,099
190,361	*	McDermott International, Inc	1,671,370
6,368	*	Midstates Petroleum Co, Inc	104,499
97,238	e	Murphy Oil Corp	3,121,340
199,839		Nabors Industries Ltd	1,566,738
227,120		National Oilwell Varco, Inc	8,330,762
6,634	*	Natural Gas Services Group, Inc	182,767
58,664		Navios Maritime Acq Corp	45,758
6,346	*,e	NCS Multistage Holdings, Inc	103,694
123,591	*	Newfield Exploration Co	3,912,891
52,482	*	Newpark Resources, Inc	477,586
178,394	*	Noble Corp plc	836,668
287,344		Noble Energy, Inc	8,769,739
61,926	e	Nordic American Tanker Shipping	143,049
178,965	*	Oasis Petroleum, Inc	1,549,837
468,775		Occidental Petroleum Corp	35,144,062
57,947		Oceaneering International, Inc	1,198,344
32,391	*	Oil States International, Inc	1,036,512
228,754		Oneok, Inc	13,464,460
26,680		Overseas Shipholding Group, Inc	56,295
27,555	*	Pacific Ethanol, Inc	115,731
10,195		Panhandle Oil and Gas, Inc (Class A)	207,468
18,649	*	Par Pacific Holdings, Inc	339,971
97,112	*	Parker Drilling Co	110,708
139,631	*	Parsley Energy, Inc	3,295,292
123,382		Patterson-UTI Energy, Inc	2,914,283
70,183		PBF Energy, Inc	2,269,016
42,189	*	PDC Energy, Inc	2,187,500
39,523	*	Peabody Energy Corp	1,597,124
8,499	*	Penn Virginia Corp	358,998
5,035	*	PHI, Inc	57,852
270,036		Phillips 66	27,651,686
52,631	*	Pioneer Energy Services Corp	171,051
102,350		Pioneer Natural Resources Co	18,720,838
33,899	*	ProPetro Holding Corp	633,233
158,924	*	Questar Market Resources, Inc	1,487,529
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

146,339		Range Resources Corp	$2,085,331
3,496	*,e	Ranger Energy Services, Inc	37,757
23,511	*	Renewable Energy Group, Inc	251,568
1,772	*,e	Resolute Energy Corp	60,106
3,235	*	Rex American Resources Corp	264,138
9,517	*	RigNet, Inc	157,030
28,113	*	Ring Energy, Inc	387,959
69,709	*	Rowan Cos plc	1,026,116
35,391	e	RPC, Inc	714,898
78,106	*	RSP Permian, Inc	3,099,246
47,090	*,e	Sanchez Energy Corp	233,095
20,762	*,e	SandRidge Energy, Inc	371,432
857,839		Schlumberger Ltd	63,119,794
194,803		Scorpio Tankers, Inc	518,176
9,870	*	SEACOR Holdings, Inc	459,745
8,519	*	SEACOR Marine Holdings, Inc	127,444
16,005	*,e	Select Energy Services, Inc	286,810
39,242		SemGroup Corp	1,124,283
35,476	e	Ship Finance International Ltd	542,783
3,621	*	SilverBow Resources, Inc	111,165
72,606		SM Energy Co	1,695,350
15,814	*,e	Smart Sand, Inc	145,331
11,266	*	Solaris Oilfield Infrastructure, Inc	212,589
326,610	*	Southwestern Energy Co	1,384,826
140,628	*	SRC Energy, Inc	1,399,249
11,542	*	Stone Energy Corp	417,128
104,475	*	Superior Energy Services	1,091,764
129,539		Targa Resources Investments, Inc	6,217,872
33,452	e	Teekay Corp	272,968
108,417	e	Teekay Tankers Ltd (Class A)	137,690
48,249	*,e	Tellurian, Inc	547,626
76,754	*	Tetra Technologies, Inc	294,735
231,806	*	Transocean Ltd (NYSE)	2,501,187
130,059	*	Ultra Petroleum Corp	907,812
37,847	*	Unit Corp	917,033
78,040	*,e	Uranium Energy Corp	122,523
48,687		US Silica Holdings Inc	1,620,790
270,525		Valero Energy Corp	25,962,284
64,054	*	W&T Offshore, Inc	310,021
568,564	*,e	Weatherford International Ltd	2,240,142
59,270	*	Whiting Petroleum Corp	1,654,818
29,200	*,e	WildHorse Resource Development Corp	520,052
503,316		Williams Cos, Inc	15,799,089
41,030		World Fuel Services Corp	1,144,327
248,246	*	WPX Energy, Inc	3,656,664
		TOTAL ENERGY	1,004,356,034

FOOD & STAPLES RETAILING - 1.3%
15,822		Andersons, Inc	539,530
23,836		Casey’s General Stores, Inc	2,886,778
10,953	*	Chefs’ Warehouse Holdings, Inc	222,894
624,890		CVS Health Corp	49,172,594
9,040		Ingles Markets, Inc (Class A)	303,744
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

547,559		Kroger Co	$16,623,891
11,075	*,e	Natural Grocers by Vitamin C	95,245
57,533	*	Performance Food Group Co	1,976,259
14,522		Pricesmart, Inc	1,237,274
720,996	*,e	Rite Aid Corp	1,571,771
17,098	*	Smart & Final Stores, Inc	160,721
22,898		Spartan Stores, Inc	558,024
78,947	*	Sprouts Farmers Market, Inc	2,204,990
23,576	*	SUPERVALU, Inc	373,444
298,232		Sysco Corp	18,749,846
33,150	*	United Natural Foods, Inc	1,577,940
124,698	*	US Foods Holding Corp	4,006,547
4,530		Village Super Market (Class A)	106,364
536,218		Walgreens Boots Alliance, Inc	40,355,767
882,177		Wal-Mart Stores, Inc	94,040,068
8,591		Weis Markets, Inc	341,578
		TOTAL FOOD & STAPLES RETAILING	237,105,269

FOOD, BEVERAGE & TOBACCO - 4.3%
1,581		Alico, Inc	42,529
1,174,117		Altria Group, Inc	82,587,390
346,184		Archer Daniels Midland Co	14,868,603
38,015	e	B&G Foods, Inc (Class A)	1,254,495
55,258	*	Blue Buffalo Pet Products, Inc	1,877,667
5,283	*	Boston Beer Co, Inc (Class A)	1,002,978
36,595		Brown-Forman Corp	2,525,055
114,227		Brown-Forman Corp (Class B)	7,915,931
85,864		Bunge Ltd	6,820,177
9,290	e	Calavo Growers, Inc	808,230
18,401	*,e	Cal-Maine Foods, Inc	782,963
105,728		Campbell Soup Co	4,921,638
47,721	*,e	Castle Brands, Inc	52,970
2,626		Coca-Cola Bottling Co Consolidated	531,818
2,363,731		Coca-Cola Co	112,489,958
235,009		ConAgra Foods, Inc	8,930,342
100,201		Constellation Brands, Inc (Class A)	21,991,113
269,568		Costco Wholesale Corp	52,530,716
8,358	*	Craft Brewers Alliance, Inc	161,727
97,213	*	Darling International, Inc	1,802,329
51,471		Dean Foods Co	533,754
107,680		Dr Pepper Snapple Group, Inc	12,851,608
6,862	*	Farmer Bros Co	216,839
104,213		Flowers Foods, Inc	2,043,617
19,090		Fresh Del Monte Produce, Inc	903,148
13,880	*,e	Freshpet, Inc	255,392
352,127		General Mills, Inc	20,595,908
64,142	*	Hain Celestial Group, Inc	2,446,376
83,900		Hershey Co	9,256,687
164,044		Hormel Foods Corp	5,631,631
46,710	*	Hostess Brands, Inc	644,598
43,590		Ingredion, Inc	6,261,268
8,896		J&J Snack Foods Corp	1,231,562
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

65,445		J.M. Smucker Co	$8,304,316
5,244		John B. Sanfilippo & Son, Inc	328,379
146,292		Kellogg Co	9,963,948
369,822		Kraft Heinz Co	28,990,347
89,298		Lamb Weston Holdings, Inc	5,232,863
12,827		Lancaster Colony Corp	1,646,987
15,115	*	Landec Corp	198,762
4,909		Limoneira Co	105,789
72,772		McCormick & Co, Inc	7,915,410
7,916		MGP Ingredients, Inc	708,799
102,832		Molson Coors Brewing Co (Class B)	8,639,945
908,084		Mondelez International, Inc	40,318,930
257,507	*	Monster Beverage Corp	17,569,703
6,956	e	National Beverage Corp	768,429
878,772		PepsiCo, Inc	105,716,272
954,584		Philip Morris International, Inc	102,360,042
31,849	e	Pilgrim’s Pride Corp	884,447
71,893		Pinnacle Foods, Inc	4,453,052
38,286	*	Post Holdings, Inc	2,897,102
17,194	*	Primo Water Corp	223,006
13,113		Sanderson Farms, Inc	1,664,040
152		Seaboard Corp	659,072
4,225	*	Seneca Foods Corp	133,299
50,928		Snyder’s-Lance, Inc	2,545,381
16,732	e	Tootsie Roll Industries, Inc	599,006
32,688	*	TreeHouse Foods, Inc	1,541,566
2,787		Turning Point Brands, Inc	61,314
174,968		Tyson Foods, Inc (Class A)	13,316,814
14,272		Universal Corp	685,056
63,451		Vector Group Ltd	1,351,506
		TOTAL FOOD, BEVERAGE & TOBACCO	756,554,599

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
8,642	*,e	AAC Holdings, Inc	77,346
13,292		Abaxis, Inc	952,372
1,043,166		Abbott Laboratories	64,843,198
25,264	*	Abiomed, Inc	5,937,040
50,952	*	Acadia Healthcare Co, Inc	1,736,444
79,763	*,e	Accuray, Inc	450,661
19,604		Aceto Corp	215,840
5,061	*	Addus HomeCare Corp	181,437
195,318		Aetna Inc	36,489,309
50,148	*	Align Technology, Inc	13,138,776
106,988	*	Allscripts Healthcare Solutions, Inc	1,595,191
7,160	*	Almost Family, Inc	408,478
17,157	*	Amedisys, Inc	919,958
7,602	*	American Renal Associates Holdings, Inc	143,754
99,671		AmerisourceBergen Corp	9,934,209
30,932	*	AMN Healthcare Services, Inc	1,659,502
7,807		Analogic Corp	647,200
22,563	*	Angiodynamics, Inc	392,822
8,790	*	Anika Therapeutics, Inc	586,469
80,493	*,e	Antares Pharma, Inc	168,230
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

157,770		Anthem, Inc	$39,103,294
23,512	*	athenahealth, Inc	2,946,289
19,168	*	AtriCure, Inc	312,630
924		Atrion Corp	531,670
16,645	*	AxoGen, Inc	462,731
310,308		Baxter International, Inc	22,351,485
159,896		Becton Dickinson & Co	38,845,134
69,052	*,e	BioScrip, Inc	192,655
23,907	*,e	BioTelemetry, Inc	816,424
844,456	*	Boston Scientific Corp	23,610,990
109,591	*	Brookdale Senior Living, Inc	1,041,114
21,488		Cantel Medical Corp	2,383,664
21,023	*	Capital Senior Living Corp	237,139
195,562		Cardinal Health, Inc	14,039,396
18,767	*	Cardiovascular Systems, Inc	463,733
42,185	*,e	Castlight Health, Inc	156,084
107,725	*	Centene Corp	11,552,429
176,038	*	Cerner Corp	12,169,507
67,628	*	Cerus Corp	299,592
9,270		Chemed Corp	2,415,484
146,067		Cigna Corp	30,433,059
9,256	*	Civitas Solutions, Inc	162,443
58,579	*,e	Community Health Systems, Inc	330,971
6,912	e	Computer Programs & Systems, Inc	207,014
31,127	*,e	ConforMIS, Inc	43,267
15,740		Conmed Corp	909,457
29,475		Cooper Cos, Inc	7,211,648
74,124	*,e	Corindus Vascular Robotics, Inc	85,243
6,574	*	Corvel Corp	339,547
21,108	*	Cotiviti Holdings, Inc	738,780
22,489	*	Cross Country Healthcare, Inc	315,071
18,522	*	CryoLife, Inc	349,140
7,715	*	Cutera, Inc	382,664
382,582		Danaher Corp	38,747,905
97,388	*	DaVita, Inc	7,600,160
135,011		Dentsply Sirona, Inc	8,210,019
50,995	*	DexCom, Inc	2,967,909
35,511	*	Diplomat Pharmacy, Inc	958,442
130,626	*	Edwards Lifesciences Corp	16,534,639
60,991		Encompass Health Corp	3,227,644
45,122	*,e	Endologix, Inc	186,805
34,076		Ensign Group, Inc	784,770
6,896	*	Entellus Medical, Inc	165,849
75,533	*	Envision Healthcare Corp	2,718,433
35,615	*,e	Evolent Health, Inc	502,171
6,120	*	Exactech, Inc	306,612
345,122	*	Express Scripts Holding Co	27,326,760
3,477	*	FONAR Corp	85,360
28,572	*,e	Genesis Health Care, Inc	28,001
29,414	*	GenMark Diagnostics, Inc	160,012
16,666	*	Glaukos Corp	500,147
45,408	*	Globus Medical, Inc	2,090,584
33,656	*	Haemonetics Corp	2,175,860
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,798	*	Halyard Health, Inc	$1,356,820
171,980	*	HCA Holdings, Inc	17,397,497
29,307	*	HealthEquity, Inc	1,483,520
15,694	*	HealthStream, Inc	369,123
94,013	*	Henry Schein, Inc	7,114,904
3,805	*	Heska Corp	296,600
40,687		Hill-Rom Holdings, Inc	3,471,822
48,845	*	HMS Holdings Corp	836,715
169,344	*	Hologic, Inc	7,230,989
87,960		Humana, Inc	24,789,767
8,897	*	ICU Medical, Inc	2,036,968
52,982	*	Idexx Laboratories, Inc	9,909,753
10,066	*	Inogen Inc	1,226,441
37,208	*,e	Inovalon Holdings, Inc	483,704
34,417	*	Insulet Corp	2,633,933
18,714	*	Integer Holding Corp	938,507
37,403	*	Integra LifeSciences Holdings Corp	1,969,642
68,423	*	Intuitive Surgical, Inc	29,536,156
19,181		Invacare Corp	352,930
8,092	*	iRhythm Technologies, Inc	482,526
23,945	*	K2M Group Holdings, Inc	504,521
52,103	*	Kindred Healthcare, Inc	479,348
60,769	*	Laboratory Corp of America Holdings	10,604,190
19,163	*	Lantheus Holdings, Inc	440,749
8,430		LeMaitre Vascular, Inc	293,364
9,232	*	LHC Group, Inc	579,770
22,129	*	LifePoint Hospitals, Inc	1,094,279
30,530	*	LivaNova plc	2,611,841
15,743	*	Magellan Health Services, Inc	1,568,003
26,582	*	Masimo Corp	2,505,088
131,832		McKesson Corp	22,263,788
33,393	*	Medidata Solutions, Inc	2,274,397
54,339	*	MEDNAX, Inc	2,869,643
835,892		Medtronic plc	71,794,764
23,987		Meridian Bioscience, Inc	375,397
28,785	*	Merit Medical Systems, Inc	1,337,063
27,981	*	Molina Healthcare, Inc	2,556,344
9,809	*,e	NantHealth, Inc	33,743
6,883		National Healthcare Corp	429,293
6,001		National Research Corp	225,938
18,890	*	Natus Medical, Inc	586,535
30,193	*	Neogen Corp	1,782,293
16,325	*	Nevro Corp	1,310,245
33,897	*,e	Novocure Ltd	760,988
29,923	*	NuVasive, Inc	1,462,337
37,603	*	NxStage Medical, Inc	941,203
5,167	*,e	Obalon Therapeutics, Inc	21,185
22,201	*	Omnicell, Inc	1,088,959
33,121	*	OraSure Technologies, Inc	720,713
10,486	*	Orthofix International NV	602,316
36,938		Owens & Minor, Inc	777,914
12,394	*	Oxford Immunotec Global plc	143,894
48,786		Patterson Cos, Inc	1,750,930
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,293	*	Penumbra, Inc	$1,722,383
4,234	*,e	PetIQ, Inc	101,616
35,686	*	Premier, Inc	1,158,011
7,666	*	Providence Service Corp	493,154
6,493	*	Pulse Biosciences, Inc	131,678
30,773	*	Quality Systems, Inc	400,049
82,950		Quest Diagnostics, Inc	8,777,769
16,385	*	Quidel Corp	750,105
13,997	*,e	Quotient Ltd	40,801
55,655	*	R1 RCM, Inc	286,623
20,627	*	RadNet, Inc	209,364
84,931		Resmed, Inc	8,560,195
29,766	*,e	Rockwell Medical, Inc	165,945
22,692	*	RTI Biologics, Inc	102,114
63,869	*	Select Medical Holdings Corp	1,130,481
7,856	*,e	Sientra, Inc	99,064
5,924		Simulations Plus, Inc	95,673
23,114	*,e	Staar Surgical Co	362,890
51,232		STERIS Plc	4,658,013
212,476		Stryker Corp	34,926,805
23,513	*,e	Surgery Partners, Inc	365,627
8,004	*	SurModics, Inc	234,517
5,060	*	Tabula Rasa HealthCare, Inc	181,300
7,920	*,e	Tactile Systems Technology, Inc	249,718
36,394	*,e	Teladoc, Inc	1,361,136
27,464		Teleflex, Inc	7,628,126
57,657	*,e	Tenet Healthcare Corp	1,088,564
21,860	*	Tivity Health, Inc	847,075
13,646	*	Triple-S Management Corp (Class B)	313,585
590,787		UnitedHealth Group, Inc	139,886,546
51,687		Universal Health Services, Inc (Class B)	6,279,971
7,242		US Physical Therapy, Inc	550,030
1,453		Utah Medical Products, Inc	130,915
22,170	*	Varex Imaging Corp	941,560
56,064	*	Varian Medical Systems, Inc	7,148,160
64,761	*	Veeva Systems, Inc	4,070,876
20,213	*,e	ViewRay, Inc	180,502
8,904	*,e	Viveve Medical, Inc	38,287
16,378	*	Vocera Communications, Inc	479,875
27,340	*	WellCare Health Plans, Inc	5,751,789
45,004		West Pharmaceutical Services, Inc	4,509,401
61,013	*,e	Wright Medical Group NV	1,388,046
125,884		Zimmer Biomet Holdings, Inc	16,002,374
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	985,706,131

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
6,027	*	Central Garden & Pet Co	236,198
20,733	*	Central Garden and Pet Co (Class A)	782,049
148,333		Church & Dwight Co, Inc	7,246,067
80,659		Clorox Co	11,428,574
531,377		Colgate-Palmolive Co	39,449,429
285,232		Coty, Inc	5,593,400
33,753	*	Edgewell Personal Care Co	1,905,694
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,683	*,e	elf Beauty, Inc	$240,202
35,801		Energizer Holdings, Inc	2,084,334
134,543		Estee Lauder Cos (Class A)	18,157,923
40,741	*	Herbalife Ltd	3,381,096
69,498	*	HRG Group, Inc	1,268,339
10,519		Inter Parfums, Inc	479,666
216,581		Kimberly-Clark Corp	25,339,977
7,262		Medifast, Inc	498,972
3,678	e	Natural Health Trends Corp	59,289
3,786		Nature’s Sunshine Products, Inc	45,811
30,620		Nu Skin Enterprises, Inc (Class A)	2,199,741
2,506		Oil-Dri Corp of America	97,458
7,958	e	Orchids Paper Products Co	119,847
1,574,174		Procter & Gamble Co	135,914,183
7,898	*,e	Revlon, Inc (Class A)	161,909
14,300	e	Spectrum Brands, Inc	1,693,978
6,440	*	USANA Health Sciences, Inc	480,746
9,254		WD-40 Co	1,145,183
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	260,010,065

INSURANCE - 4.2%
237,145		Aflac, Inc	20,916,189
9,130	*	Alleghany Corp	5,730,901
225,187		Allstate Corp	22,241,720
26,461	*	AMBAC Financial Group, Inc	428,668
51,506		American Equity Investment Life Holding Co	1,699,698
41,442		American Financial Group, Inc	4,697,036
552,441		American International Group, Inc	35,312,029
6,022		American National Insurance Co	761,121
11,307		Amerisafe, Inc	686,900
65,244	e	Amtrust Financial Services, Inc	875,574
153,667		Aon plc	21,846,837
75,008	*	Arch Capital Group Ltd	6,821,228
16,699		Argo Group International Holdings Ltd	1,023,649
107,258		Arthur J. Gallagher & Co	7,327,867
34,620		Aspen Insurance Holdings Ltd	1,293,057
32,249		Assurant, Inc	2,950,139
69,909		Assured Guaranty Ltd	2,488,061
66,907	*	Athene Holding Ltd	3,356,055
4,444	*	Atlas Financial Holdings, Inc	89,102
48,171		Axis Capital Holdings Ltd	2,434,081
3,677		Baldwin & Lyons, Inc (Class B)	84,571
1,184,592	*	Berkshire Hathaway, Inc (Class B)	253,952,833
3,128		Blue Capital Reinsurance Holdings Ltd	38,005
52,497	*	Brighthouse Financial, Inc	3,373,457
72,027		Brown & Brown, Inc	3,779,977
284,428		Chubb Ltd	44,413,432
91,677		Cincinnati Financial Corp	7,049,961
31,572	*,e	Citizens, Inc (Class A)	250,366
18,864		CNA Financial Corp	1,021,674
99,089		Conseco, Inc	2,436,599
5,375		Crawford & Co (Class B)	50,686
3,405		Donegal Group, Inc (Class A)	59,758
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,929	*	eHealth, Inc	$156,436
4,643		EMC Insurance Group, Inc	131,165
18,685		Employers Holdings, Inc	792,244
7,653	*	Enstar Group Ltd	1,588,763
19,100		Erie Indemnity Co (Class A)	2,268,316
24,141		Everest Re Group Ltd	5,547,602
7,004		FBL Financial Group, Inc (Class A)	487,478
5,754		Federated National Holding Co	85,332
66,062		First American Financial Corp	3,902,282
156,108		FNF Group	6,085,090
298,151	*	Genworth Financial, Inc (Class A)	912,342
4,696	*	Global Indemnity Ltd	198,876
26,287	*	Greenlight Capital Re Ltd (Class A)	532,312
5,627	*	Hallmark Financial Services	57,002
26,165		Hanover Insurance Group, Inc	2,960,570
216,771		Hartford Financial Services Group, Inc	12,737,464
4,431	e	HCI Group, Inc	154,863
8,585	*,e	Health Insurance Innovations, Inc	222,781
16,953	e	Heritage Insurance Holdings, Inc	288,710
24,367		Horace Mann Educators Corp	1,006,357
2,780		Independence Holding Co	81,454
6,282		Infinity Property & Casualty Corp	636,052
737		Investors Title Co	143,346
14,984		James River Group Holdings Ltd	569,392
23,007		Kemper Corp	1,492,004
5,428		Kingstone Cos, Inc	113,717
8,879		Kinsale Capital Group, Inc	423,706
132,038		Lincoln National Corp	10,932,746
170,482		Loews Corp	8,805,395
43,492		Maiden Holdings Ltd	306,619
9,066	*	Markel Corp	10,404,958
317,437		Marsh & McLennan Cos, Inc	26,512,338
54,974	*,e	MBIA, Inc	403,509
16,040		Mercury General Corp	785,158
557,815		Metlife, Inc	26,814,167
27,414		National General Holdings Corp	548,828
1,359		National Western Life Group, Inc	440,180
13,002		Navigators Group, Inc	631,897
5,637	*	NI Holdings, Inc	93,687
145,255		Old Republic International Corp	3,121,530
26,984		Primerica, Inc	2,725,384
161,218		Principal Financial Group	10,898,337
31,715		ProAssurance Corp	1,734,810
358,238		Progressive Corp	19,380,676
262,631		Prudential Financial, Inc	31,205,815
38,937		Reinsurance Group of America, Inc (Class A)	6,099,481
23,260		RenaissanceRe Holdings Ltd	2,957,276
22,005		RLI Corp	1,414,041
9,048		Safety Insurance Group, Inc	702,577
35,999		Selective Insurance Group, Inc	2,096,942
8,712		State Auto Financial Corp	259,356
12,147		Stewart Information Services Corp	540,663
64,069	*	Third Point Reinsurance Ltd	912,983
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

79,603		Torchmark Corp	$7,231,933
171,052		Travelers Cos, Inc	25,644,116
13,355	*,e	Trupanion, Inc	466,357
12,910		United Fire & Casualty Co	560,165
11,578		United Insurance Holdings Corp	223,687
18,891		Universal Insurance Holdings, Inc	555,395
137,188		UnumProvident Corp	7,297,030
44,785		Validus Holdings Ltd	3,031,944
56,641		W.R. Berkley Corp	4,133,660
3,174		White Mountains Insurance Group Ltd	2,665,843
76,525		Willis Towers Watson plc	12,279,967
150,849		XL Group Ltd	5,557,277
		TOTAL INSURANCE	743,443,614

MATERIALS - 3.4%
16,652		A. Schulman, Inc	649,428
14,208	e	Advanced Emissions Solutions, Inc	114,516
17,585	*	AdvanSix, Inc	693,904
16,005	*	AgroFresh Solutions, Inc	120,678
129,947		Air Products & Chemicals, Inc	21,879,176
211,800	*,e	AK Steel Holding Corp	1,071,708
66,030		Albemarle Corp	7,368,288
113,839		Alcoa Corp	5,921,905
80,178	*	Allegheny Technologies, Inc	2,161,599
16,715		American Vanguard Corp	353,522
6,094		Ampco-Pittsburgh Corp	82,878
35,979		Aptargroup, Inc	3,145,284
16,303		Ardagh Group S.A.	326,060
37,102		Ashland Global Holdings, Inc	2,693,234
54,041		Avery Dennison Corp	6,629,750
126,532	*	Axalta Coating Systems Ltd	3,985,758
20,296		Balchem Corp	1,603,384
205,769		Ball Corp	7,876,837
56,604		Bemis Co, Inc	2,645,671
76,757	*	Berry Plastics Group, Inc	4,543,247
22,693		Boise Cascade Co	1,008,704
36,454		Cabot Corp	2,465,749
29,782		Calgon Carbon Corp	635,846
27,507		Carpenter Technology Corp	1,413,860
86,593		Celanese Corp (Series A)	9,365,899
16,351	*	Century Aluminum Co	363,810
142,624		CF Industries Holdings, Inc	6,052,963
4,412		Chase Corp	495,688
113,838		Chemours Co	5,876,318
8,958	*	Clearwater Paper Corp	421,474
197,223	*	Cleveland-Cliffs, Inc	1,350,978
15,502	*	Codexis, Inc	133,317
107,546	*	Coeur Mining, Inc	864,670
68,795		Commercial Metals Co	1,653,832
20,016	e	Compass Minerals International, Inc	1,459,166
4,140		Core Molding Technologies, Inc	86,112
79,805	*	Crown Holdings, Inc	4,632,680
6,538		Deltic Timber Corp	617,972
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,951		Domtar Corp	$1,897,803
1,435,349		DowDuPont, Inc	108,483,678
28,419		Eagle Materials, Inc	3,184,349
88,700		Eastman Chemical Co	8,797,266
158,315		Ecolab, Inc	21,796,809
49,029	*	Ferro Corp	1,153,162
48,283	*,m	Ferroglobe plc	0
37,890	*	Flotek Industries, Inc	208,395
81,588		FMC Corp	7,451,432
843,114	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	16,440,723
16,373		FutureFuel Corp	219,398
43,904	*	GCP Applied Technologies, Inc	1,466,394
34,022	*	Gold Resource Corp	153,779
193,215		Graphic Packaging Holding Co	3,120,422
3,449		Greif, Inc	219,529
15,269		Greif, Inc (Class A)	902,703
29,833		H.B. Fuller Co	1,546,841
5,393		Hawkins, Inc	190,373
7,111		Haynes International, Inc	254,574
232,702		Hecla Mining Co	893,576
120,293		Huntsman Corp	4,158,529
25,275	*	Ingevity Corp	1,833,701
11,072		Innophos Holdings, Inc	512,301
14,071		Innospec, Inc	1,010,298
50,567		International Flavors & Fragrances, Inc	7,600,220
257,313		International Paper Co	16,174,695
60,041	*	Intrepid Potash, Inc	233,559
9,810		Kaiser Aluminum Corp	1,081,454
52,266		Kapstone Paper and Packaging Corp	1,810,494
109,974	*	Klondex Mines Ltd	241,943
7,811		KMG Chemicals, Inc	474,518
12,134	*	Koppers Holdings, Inc	555,737
17,666	*	Kraton Polymers LLC	887,893
13,542		Kronos Worldwide, Inc	371,728
86,255	*	Louisiana-Pacific Corp	2,554,011
29,781	*,e	LSB Industries, Inc	252,841
200,122		LyondellBasell Industries AF S.C.A	23,982,620
37,661		Martin Marietta Materials, Inc	8,593,110
11,708		Materion Corp	581,888
20,678		Minerals Technologies, Inc	1,553,952
270,081		Monsanto Co	32,895,866
210,162		Mosaic Co	5,737,423
14,780		Myers Industries, Inc	310,380
15,187		Neenah Paper, Inc	1,374,424
4,857		NewMarket Corp	1,931,095
324,074		Newmont Mining Corp	13,128,238
190,518		Nucor Corp	12,757,085
98,608		Olin Corp	3,676,106
5,609		Olympic Steel, Inc	130,746
23,656	*	Omnova Solutions, Inc	260,216
99,597	*	Owens-Illinois, Inc	2,312,642
56,960		Packaging Corp of America	7,155,885
24,505		PH Glatfelter Co	572,437
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

133,138	*	Platform Specialty Products Corp	$1,559,046
48,014		PolyOne Corp	2,086,688
159,601		PPG Industries, Inc	18,949,427
17,436	*	PQ Group Holdings, Inc	284,904
175,869		Praxair, Inc	28,401,085
7,698		Quaker Chemical Corp	1,184,722
6,570	*,e	Ramaco Resources, Inc	52,823
25,274	e	Rayonier Advanced Materials, Inc	478,184
41,892		Reliance Steel & Aluminum Co	3,669,320
40,647		Royal Gold, Inc	3,617,583
77,641		RPM International, Inc	4,052,860
11,161	*	Ryerson Holding Corp	111,610
15,318		Schnitzer Steel Industries, Inc (Class A)	523,876
17,539		Schweitzer-Mauduit International, Inc	794,166
25,930		Scotts Miracle-Gro Co (Class A)	2,340,701
109,250		Sealed Air Corp	5,172,988
34,138		Sensient Technologies Corp	2,452,815
50,525		Sherwin-Williams Co	21,074,483
43,089		Silgan Holdings, Inc	1,287,930
60,312		Sonoco Products Co	3,275,545
48,504	e	Southern Copper Corp (NY)	2,354,869
138,494		Steel Dynamics, Inc	6,287,628
11,667		Stepan Co	914,926
70,114	*	Summit Materials, Inc	2,240,142
36,794	*	SunCoke Energy, Inc	408,413
215,117		Tahoe Resources, Inc	944,364
24,140	*	TimkenSteel Corp	390,827
8,634	*	Trecora Resources	114,832
15,378		Tredegar Corp	282,186
28,275		Trinseo S.A.	2,331,274
61,570		Tronox Ltd	1,208,619
3,086	*	UFP Technologies, Inc	89,957
790		United States Lime & Minerals, Inc	60,633
108,791		United States Steel Corp	4,069,871
11,037	*	US Concrete, Inc	859,230
20,380		Valhi, Inc	118,000
121,632		Valvoline, Inc	2,998,229
21,933	*	Verso Corp	352,244
82,906		Vulcan Materials Co	11,225,472
19,635	e	Warrior Met Coal, Inc	549,191
21,394		Westlake Chemical Corp	2,408,964
152,490		WestRock Co	10,160,409
26,526	*	Worthington Industries, Inc	1,240,356
41,381		WR Grace and Co	3,054,745
		TOTAL MATERIALS	603,891,243

MEDIA - 2.6%
33,866	e	AMC Entertainment Holdings, Inc	433,485
32,087	*	AMC Networks, Inc	1,655,368
2,772		Cable One, Inc	1,957,115
201,328		CBS Corp (Class B)	11,598,506
44,348	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	210,653
113,531	*	Charter Communications, Inc	42,829,570
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

62,848		Cinemark Holdings, Inc	$2,312,806
42,653		Clear Channel Outdoor Holdings, Inc (Class A)	206,867
2,867,028		Comcast Corp (Class A)	121,934,701
444	*,e	Daily Journal Corp	101,543
98,670	*,e	Discovery Communications, Inc (Class A)	2,473,657
128,865	*	Discovery Communications, Inc (Class C)	3,074,719
131,033	*	DISH Network Corp (Class A)	6,145,448
10,766	e	Emerald Expositions Events, Inc	232,330
74,245		Entercom Communications Corp (Class A)	820,407
40,472		Entravision Communications Corp (Class A)	281,280
15,804	*,e	Eros International plc	180,166
34,134	*	EW Scripps Co (Class A)	546,485
69,932		Gannett Co, Inc	825,198
38,746	*	Gray Television, Inc	633,497
8,888	*	Hemisphere Media Group, Inc	95,102
33,050	*	Imax Corp	656,043
234,921		Interpublic Group of Cos, Inc	5,142,421
28,198		John Wiley & Sons, Inc (Class A)	1,787,753
6,400	*	Liberty Braves Group (Class A)	151,040
19,152	*	Liberty Braves Group (Class C)	450,264
15,010	*	Liberty Broadband Corp (Class A)	1,420,546
61,804	*	Liberty Broadband Corp (Class C)	5,905,372
15,174	*	Liberty Media Group (Class A)	541,408
112,814	*	Liberty Media Group (Class C)	4,251,960
56,268	*	Liberty SiriusXM Group (Class A)	2,532,623
109,544	*	Liberty SiriusXM Group (Class C)	4,908,667
30,507	*,e	Lions Gate Entertainment Corp (Class A)	1,032,357
76,166	*	Lions Gate Entertainment Corp (Class B)	2,437,312
79,680	*	Live Nation, Inc	3,590,381
9,157	*	Loral Space & Communications, Inc	427,174
11,176	*	Madison Square Garden Co	2,412,228
32,089	*	MDC Partners, Inc	288,801
23,320		Meredith Corp	1,542,385
39,071	*	MSG Networks, Inc	937,704
44,059		National CineMedia, Inc	295,195
29,196		New Media Investment Group, Inc	493,412
74,084		New York Times Co (Class A)	1,722,453
236,092		News Corp	4,039,534
71,367		News Corp (Class B)	1,245,354
26,644		Nexstar Broadcasting Group, Inc (Class A)	2,000,964
139,512		Omnicom Group, Inc	10,693,595
7,081	*	Reading International, Inc	116,766
70,564		Regal Entertainment Group (Class A)	1,614,504
290	*,m	Rovi Guides, Inc	1,048
1,443		Saga Communications, Inc	57,143
5,940		Salem Communications	27,621
16,207		Scholastic Corp	622,673
53,031		Scripps Networks Interactive (Class A)	4,666,198
46,442	e	Sinclair Broadcast Group, Inc (Class A)	1,722,998
877,015	e	Sirius XM Holdings, Inc	5,358,562
126,403		TEGNA, Inc	1,829,051
475,098		Time Warner, Inc	45,300,594
8,496	*	Townsquare Media, Inc	63,720
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

50,784		Tribune Co	$2,162,891
12,749	*	tronc, Inc	260,080
635,020		Twenty-First Century Fox, Inc	23,432,238
276,235		Twenty-First Century Fox, Inc (Class B)	10,079,815
8,994		Viacom, Inc	350,316
214,564		Viacom, Inc (Class B)	7,170,729
948,232		Walt Disney Co	103,044,371
20,147	*,e	WideOpenWest, Inc	206,305
22,927	e	World Wrestling Entertainment, Inc (Class A)	810,469
		TOTAL MEDIA	468,353,941

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
981,341		AbbVie, Inc	110,126,087
16,895	*,e	Abeona Therapeutics, Inc	257,649
58,781	*,e	Acadia Pharmaceuticals, Inc	1,758,140
15,807	*,e	Accelerate Diagnostics, Inc	456,822
22,422	*	Acceleron Pharma, Inc	930,737
34,070	*,e	Achaogen, Inc	373,748
68,529	*	Achillion Pharmaceuticals, Inc	181,602
12,928	*,e	Aclaris Therapeutics, Inc	285,967
25,648	*	Acorda Therapeutics, Inc	665,566
8,387	*,e	Adamas Pharmaceuticals, Inc	317,364
24,881	*,e	Aduro Biotech, Inc	156,750
21,624	*,e	Advaxis, Inc	64,007
19,243	*	Aerie Pharmaceuticals, Inc	1,055,479
49,954	*,e	Agenus, Inc	180,334
201,109		Agilent Technologies, Inc	14,767,434
32,593	*	Agios Pharmaceuticals, Inc	2,567,025
20,580	*	Aimmune Therapeutics, Inc	724,622
8,466	*,e	Akcea Therapeutics, Inc	183,289
25,837	*	Akebia Therapeutics, Inc	381,871
57,890	*	Akorn, Inc	1,865,216
38,617	*	Alder Biopharmaceuticals, Inc	546,431
135,906	*	Alexion Pharmaceuticals, Inc	16,216,304
90,577	*	Alkermes plc	5,178,287
205,496		Allergan plc	37,042,709
55,366	*	Alnylam Pharmaceuticals, Inc	7,196,473
20,900	*	AMAG Pharmaceuticals, Inc	299,915
453,231		Amgen, Inc	84,323,627
98,872	*	Amicus Therapeutics, Inc	1,603,704
20,985	*	Amphastar Pharmaceuticals, Inc	391,160
10,633	*	AnaptysBio, Inc	1,120,612
22,823	*,e	Anavex Life Sciences Corp	64,589
4,901	*	ANI Pharmaceuticals, Inc	329,151
22,407	*,e	Aratana Therapeutics, Inc	103,744
21,341	*	Ardelyx, Inc	154,722
23,058	*	Arena Pharmaceuticals, Inc	862,830
118,487	*	Array Biopharma, Inc	1,755,977
9,664	*	Assembly Biosciences, Inc	455,948
20,476	*,e	Asterias Biotherapeutics, Inc	43,000
15,594	*,e	Atara Biotherapeutics, Inc	589,453
3,937	*	Athenex, Inc	57,008
58,796	*,e	Athersys, Inc	102,893
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,324	*	Audentes Therapeutics, Inc	$327,272
16,250	*	Avexis, Inc	2,010,612
21,578	*,e	Axovant Sciences Ltd	43,803
17,456	*,e	Bellicum Pharmaceuticals, Inc	106,132
58,878	*	BioCryst Pharmaceuticals, Inc	264,951
130,735	*	Biogen Idec, Inc	45,470,940
6,547	*	Biohaven Pharmaceutical Holding Co Ltd	226,264
110,916	*	BioMarin Pharmaceutical, Inc	10,007,951
13,053	*	Bio-Rad Laboratories, Inc (Class A)	3,374,592
3,196	*	Biospecifics Technologies Corp	136,853
22,263		Bio-Techne Corp	3,123,276
58,473	*,e	BioTime, Inc	170,156
67,195	*	Bioverativ, Inc	6,925,117
29,271	*	Bluebird Bio, Inc	5,997,628
25,386	*	Blueprint Medicines Corp	1,996,609
1,014,680		Bristol-Myers Squibb Co	63,518,968
61,566		Bruker BioSciences Corp	2,192,365
18,760	*	Calithera Biosciences, Inc	150,080
4,683	*,e	Calyxt, Inc	121,992
19,345	*	Cambrex Corp	1,090,091
16,808	*,e	Cara Therapeutics Inc	246,573
20,283	*	Cascadian Therapeutics, Inc	204,047
79,384	*	Catalent, Inc	3,694,531
77,535	*	Catalyst Pharmaceuticals, Inc	262,844
473,808	*	Celgene Corp	47,930,417
80,460	*	Celldex Therapeutics, Inc	222,070
29,162	*	Charles River Laboratories International, Inc	3,074,841
15,794	*	ChemoCentryx, Inc	147,674
21,968	*	Chimerix, Inc	105,227
14,720	*,e	Clearside Biomedical, Inc	95,680
25,914	*	Clovis Oncology, Inc	1,567,797
24,160	*	Coherus Biosciences, Inc	244,016
15,024	*,e	Collegium Pharmaceutical, Inc	358,172
12,357	*	Concert Pharmaceuticals Inc	248,129
19,853	*,e	Contatus Pharmaceuticals, Inc	110,383
29,868	*,e	Corbus Pharmaceuticals Holdings, Inc	224,010
62,272	*	Corcept Therapeutics, Inc	1,433,190
11,798	*	Corium International, Inc	150,424
5,181	*,e	Corvus Pharmaceuticals, Inc	43,624
79,742	*	Curis, Inc	49,209
25,602	*	Cytokinetics, Inc	235,538
17,850	*	CytomX Therapeutics, Inc	477,487
5,176	*	Deciphera Pharmaceuticals, Inc	134,576
37,357	*	Depomed, Inc	274,574
22,403	*	Dermira, Inc	638,934
2,918	*,e	Dova Pharmaceuticals, Inc	92,967
47,996	*	Durect Corp	57,115
44,189	*,e	Dynavax Technologies Corp	711,443
4,803	*,e	Eagle Pharmaceuticals, Inc	287,075
8,036	*,e	Edge Therapeutics, Inc	102,379
20,858	*,e	Editas Medicine, Inc	761,526
599,075		Eli Lilly & Co	48,794,659
20,309	*	Emergent Biosolutions, Inc	990,876
187

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,378	*	Enanta Pharmaceuticals, Inc	$796,661
151,480	*	Endo International plc	1,046,727
25,927	*	Enzo Biochem, Inc	190,823
29,362	*,e	Epizyme, Inc	474,196
10,267	*	Esperion Thereapeutics, Inc	744,460
72,432	*	Exact Sciences Corp	3,600,595
177,164	*	Exelixis, Inc	5,369,841
26,096	*,e	Fate Therapeutics, Inc	238,517
41,426	*	FibroGen, Inc	2,425,492
16,343	*	Five Prime Therapeutics, Inc	326,860
19,552	*,e	Flexion Therapeutics Inc	441,680
20,232	*	Fluidigm Corp	124,022
23,221	*,e	Fortress Biotech, Inc	91,955
8,912	*	Foundation Medicine, Inc	618,493
4,260	*	G1 Therapeutics, Inc	101,857
15,937	*,e	Genocea Biosciences Inc	14,503
15,187	*	Genomic Health, Inc	504,360
90,586	*,e	Geron Corp	221,936
798,551		Gilead Sciences, Inc	66,918,574
22,220	*	Global Blood Therapeutics, Inc	1,286,538
70,019	*	Halozyme Therapeutics, Inc	1,307,955
27,192	*	Heron Therapeutics, Inc	588,707
95,825	*	Horizon Pharma plc	1,394,254
86,323	*,e	Idera Pharmaceuticals, Inc	157,971
35,153	*	Ignyta, Inc	945,616
90,178	*	Illumina, Inc	20,979,010
12,542	*	Immune Design Corp	42,643
59,581	*	Immunogen, Inc	546,954
62,332	*,e	Immunomedics, Inc	1,039,074
44,370	*	Impax Laboratories, Inc	862,996
109,393	*	Incyte Corp	9,877,094
44,745	*	Innoviva, Inc	652,830
46,720	*,e	Inovio Pharmaceuticals, Inc	213,043
45,555	*	Insmed, Inc	1,158,919
14,862	*,e	Insys Therapeutics, Inc	140,595
17,510	*,e	Intellia Therapeutics, Inc	450,007
10,783	*,e	Intercept Pharmaceuticals, Inc	669,624
15,261	*	Intersect ENT, Inc	569,998
25,367	*	Intra-Cellular Therapies, Inc	431,746
36,024	*,e	Intrexon Corp	468,312
24,220	*,e	Invitae Corp	166,876
76,619	*	Ionis Pharmaceuticals, Inc	4,024,030
37,482	*	Iovance Biotherapeutics, Inc	582,845
95,436	*	IQVIA Holdings, Inc	9,752,605
78,797	*	Ironwood Pharmaceuticals, Inc	1,166,984
1,660,135		Johnson & Johnson	229,414,056
8,284	*,e	Jounce Therapeutics, Inc	200,307
42,114	*	Juno Therapeutics, Inc	3,613,802
11,080	*	Kala Pharmaceuticals, Inc	168,638
20,213	*	Karyopharm Therapeutics, Inc	238,918
53,731	*,e	Keryx Biopharmaceuticals, Inc	248,775
12,049	*	Kindred Biosciences Inc	105,429
11,168	*,e	Kura Oncology, Inc	218,893
188

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,263	*,e	La Jolla Pharmaceutical Co	$351,610
17,227	*,e	Lannett Co, Inc	350,569
24,151	*,e	Lexicon Pharmaceuticals, Inc	265,178
12,196	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,922,334
13,417	*	Loxo Oncology, Inc	1,361,423
24,879		Luminex Corp	502,307
19,345	*	MacroGenics, Inc	436,617
309	*	Madrigal Pharmaceuticals, Inc	45,862
59,090	*	Mallinckrodt plc	1,067,165
31,229	*,e	Matinas BioPharma Holdings, Inc	30,608
40,297	*,e	Medicines Co	1,335,040
14,511	*,e	MediciNova, Inc	128,277
4,094	*,e	Medpace Holdings, Inc	150,373
6,201	*	Melinta Therapeutics, Inc	86,504
8,672	e	Merrimack Pharmaceuticals, Inc	91,056
15,154	*	Mettler-Toledo International, Inc	10,232,890
61,638	*,e	MiMedx Group, Inc	1,032,436
18,543	*	Minerva Neurosciences, Inc	118,675
7,728	*	Miragen Therapeutics, Inc	57,960
45,240	*	Momenta Pharmaceuticals, Inc	769,080
335,978	*	Mylan NV	14,396,657
11,648	*	MyoKardia, Inc	601,037
38,856	*	Myriad Genetics, Inc	1,433,009
17,437	*	NanoString Technologies, Inc	131,126
18,507	*,e	NantKwest, Inc	81,801
17,265	*	Natera, Inc	179,729
90,473	*	Nektar Therapeutics	7,564,448
33,050	*,e	NeoGenomics, Inc	255,146
12,919	*,e	Neos Therapeutics, Inc	136,941
53,952	*	Neurocrine Biosciences, Inc	4,611,277
17,712	*,e	NewLink Genetics Corp	146,124
57,361	*,e	Novavax, Inc	115,869
8,461	*	Novelion Therapeutics, Inc	44,082
14,902	*,e	Nymox Pharmaceutical Corp	50,071
15,067	*,e	Ocular Therapeutix, Inc	82,416
26,167	*,e	Omeros Corp	423,644
196,749	*,e	Opko Health, Inc	877,501
3,489	*,e	Optinose, Inc	66,117
62,356	*,e	Organovo Holdings, Inc	87,298
24,833	*	Otonomy, Inc	144,031
59,760	*,e	Pacific Biosciences of California, Inc	169,718
23,605	*	Pacira Pharmaceuticals, Inc	859,222
13,353	*	Paratek Pharmaceuticals, Inc	203,633
105,806	*	PDL BioPharma, Inc	292,025
67,428		PerkinElmer, Inc	5,405,028
80,014		Perrigo Co plc	7,250,869
3,644,000		Pfizer, Inc	134,973,760
11,800		Phibro Animal Health Corp	401,790
18,918	*	Pieris Pharmaceuticals, Inc	142,453
33,794	*	Portola Pharmaceuticals, Inc	1,733,970
29,446	*	PRA Health Sciences, Inc	2,681,353
30,855	*	Prestige Brands Holdings, Inc	1,290,665
45,235	*	Progenics Pharmaceuticals, Inc	264,625
189

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,534	*,e	Protagonist Therapeutics, Inc	$149,367
26,485	*,e	Prothena Corp plc	1,107,073
24,566	*	PTC Therapeutics, Inc	645,840
16,983	*	Puma Biotechnology, Inc	1,135,314
135,103	*	QIAGEN NV	4,524,599
6,329	*	Ra Pharmaceuticals, Inc	46,581
22,511	*,e	Radius Health, Inc	847,764
6,470	*,e	Reata Pharmaceuticals, Inc	184,395
6,534	*	Recro Pharma, Inc	56,258
47,972	*	Regeneron Pharmaceuticals, Inc	17,588,934
16,693	*	REGENXBIO, Inc	447,372
22,367	*	Repligen Corp	791,121
22,069	*	Retrophin, Inc	527,670
13,706	*	Revance Therapeutics, Inc	442,704
5,025	*,e	Rhythm Pharmaceuticals, Inc	158,639
88,951	*	Rigel Pharmaceuticals, Inc	355,804
22,413	*	Sage Therapeutics, Inc	4,253,987
58,000	*	Sangamo Biosciences, Inc	1,209,300
36,357	*,e	Sarepta Therapeutics, Inc	2,382,838
1,685,169		Schering-Plough Corp	99,846,263
56,937	*	Seattle Genetics, Inc	2,977,805
6,811	*,e	Selecta Biosciences, Inc	62,253
13,791	*,e	Seres Therapeutics, Inc	139,289
2,839	*,e	Sienna Biopharmaceuticals, Inc	49,966
18,555	*,e	Spark Therapeutics, Inc	1,040,008
51,789	*	Spectrum Pharmaceuticals, Inc	1,115,535
15,058	*	Stemline Therapeutics, Inc	240,175
11,557	*	Strongbridge Biopharma plc	78,010
15,021	*	Sucampo Pharmaceuticals, Inc (Class A)	269,627
28,069	*	Supernus Pharmaceuticals, Inc	1,096,094
7,116	*	Syndax Pharmaceuticals, Inc	77,564
32,712	*	Syneos Health, Inc	1,254,505
204,718	*,e	Synergy Pharmaceuticals, Inc	446,285
7,302	*,e	Syros Pharmaceuticals, Inc	69,953
22,523	*,e	Teligent, Inc	68,695
22,066	*	TESARO, Inc	1,488,572
29,245	*	Tetraphase Pharmaceuticals, Inc	170,791
47,384	*,e	TG Therapeutics, Inc	544,916
98,843	*,e	TherapeuticsMD, Inc	581,197
24,583	*,e	Theravance Biopharma, Inc	649,975
244,413		Thermo Fisher Scientific, Inc	54,775,397
10,871	*,e	Tocagen, Inc	141,432
34,926	*	Trevena, Inc	56,929
23,650	*	Ultragenyx Pharmaceutical, Inc	1,261,728
26,591	*	United Therapeutics Corp	3,430,239
26,843	*	Vanda Pharmaceuticals, Inc	425,462
13,388	*	VBI Vaccines, Inc	53,552
12,624	*	Veracyte, Inc	80,667
30,347	*	Versartis, Inc	60,694
155,167	*	Vertex Pharmaceuticals, Inc	25,892,717
18,905	*,e	Voyager Therapeutics, Inc	390,199
47,984	*	Waters Corp	10,345,830
6,872	*,e	WaVe Life Sciences Pte Ltd	274,880
190

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,835	*,e	XBiotech, Inc	$53,308
22,218	*	Xencor Inc	505,682
113,551	*,e	ZIOPHARM Oncology, Inc	447,391
303,475		Zoetis, Inc	23,285,637
20,397	*	Zogenix, Inc	741,431
9,178	*,e	Zynerba Pharmaceuticals, Inc	110,962
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,413,794,075

REAL ESTATE - 3.6%
49,470		Acadia Realty Trust	1,214,983
16,935		Agree Realty Corp	815,251
38,455		Alexander & Baldwin, Inc	1,019,827
1,551		Alexander’s, Inc	563,571
56,350		Alexandria Real Estate Equities, Inc	7,308,595
7,073	*,e	Altisource Portfolio Solutions S.A.	198,044
32,062		Altisource Residential Corp	353,003
24,247		American Assets Trust,Inc	854,949
80,961		American Campus Communities, Inc	3,113,760
148,410		American Homes 4 Rent	3,085,444
259,558		American Tower Corp	38,336,717
92,607		Apartment Investment & Management Co (Class A)	3,874,677
132,389		Apple Hospitality REIT, Inc	2,580,262
27,739		Armada Hoffler Properties, Inc	399,164
14,987		Ashford Hospitality Prime, Inc	135,183
45,482		Ashford Hospitality Trust, Inc	292,904
7,271	*	AV Homes, Inc	122,880
86,187		AvalonBay Communities, Inc	14,686,265
25,429		Bluerock Residential Growth REIT, Inc	213,095
91,994		Boston Properties, Inc	11,380,578
102,169		Brandywine Realty Trust	1,832,912
181,574		Brixmor Property Group, Inc	2,946,946
55,580		Camden Property Trust	4,811,005
44,465		CareTrust REIT, Inc	706,549
39,525		CatchMark Timber Trust Inc	520,544
126,478		CBL & Associates Properties, Inc	703,218
179,256	*	CBRE Group, Inc	8,190,207
55,619		Cedar Realty Trust, Inc	284,213
27,005		Chatham Lodging Trust	604,912
34,366		Chesapeake Lodging Trust	940,597
30,878		City Office REIT, Inc	360,655
8,070		Clipper Realty, Inc	76,261
332,765		Colony NorthStar, Inc	2,988,230
70,785		Columbia Property Trust, Inc	1,549,484
11,370		Community Healthcare Trust, Inc	302,897
1,845		Consolidated-Tomoka Land Co	122,084
69,903		CoreCivic, Inc	1,622,449
7,510		CorEnergy Infrastructure Trust, Inc	287,858
21,638		Coresite Realty	2,343,828
57,962		Corporate Office Properties Trust	1,582,363
246,020		Cousins Properties, Inc	2,214,180
248,709		Crown Castle International Corp	28,046,914
127,181		CubeSmart	3,501,293
53,848		CyrusOne, Inc	3,106,491
191

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

55,257		DCT Industrial Trust, Inc	$3,270,662
188,631		DDR Corp	1,531,684
116,981		DiamondRock Hospitality Co	1,375,697
124,325		Digital Realty Trust, Inc	13,918,184
94,111		Douglas Emmett, Inc	3,639,272
216,716		Duke Realty Corp	5,723,470
25,863		Easterly Government Properties, Inc	538,726
19,571		EastGroup Properties, Inc	1,698,958
45,129		Education Realty Trust, Inc	1,490,611
75,679		Empire State Realty Trust, Inc	1,479,524
36,762		Entertainment Properties Trust	2,171,164
48,394		Equinix, Inc	22,028,465
95,711	*	Equity Commonwealth	2,862,716
48,260		Equity Lifestyle Properties, Inc	4,165,803
221,538		Equity Residential	13,648,956
41,673		Essex Property Trust, Inc	9,708,976
74,274		Extra Space Storage, Inc	6,200,394
22,013		Farmland Partners, Inc	179,406
42,810		Federal Realty Investment Trust	5,171,448
69,108		First Industrial Realty Trust, Inc	2,132,673
149,070		Forest City Realty Trust, Inc	3,498,673
9,289	*,e	Forestar Group, Inc	226,652
36,992		Four Corners Property Trust, Inc	873,011
63,003		Franklin Street Properties Corp	638,850
3,792	*	FRP Holdings, Inc	189,410
122,250		Gaming and Leisure Properties, Inc	4,454,790
71,679		Geo Group, Inc	1,616,361
19,334		Getty Realty Corp	507,324
368,671		GGP, Inc	8,490,493
17,128		Gladstone Commercial Corp	325,432
11,147		Global Medical REIT, Inc	89,399
41,972	*	Global Net Lease, Inc	769,766
62,675		Government Properties Income Trust	1,075,503
94,481		Gramercy Property Trust	2,384,700
305,821		HCP, Inc	7,364,170
72,302		Healthcare Realty Trust, Inc	2,159,661
120,365		Healthcare Trust of America, Inc	3,323,278
24,001		Hersha Hospitality Trust	445,219
24,881		HFF, Inc (Class A)	1,224,394
60,002		Highwoods Properties, Inc	2,872,896
96,320		Hospitality Properties Trust	2,736,451
443,449		Host Marriott Corp	9,206,001
24,944	*	Howard Hughes Corp	3,141,946
92,081		Hudson Pacific Properties	2,943,830
50,916		Independence Realty Trust, Inc	467,918
74,305		Investors Real Estate Trust	421,309
174,229		Invitation Homes, Inc	3,918,410
166,431		Iron Mountain, Inc	5,830,078
42,667	*	iStar Financial, Inc	450,137
50,681		JBG SMITH Properties	1,710,484
7,808		Jernigan Capital, Inc	138,514
27,121		Jones Lang LaSalle, Inc	4,240,368
72,588		Kennedy-Wilson Holdings, Inc	1,288,437
192

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

57,223		Kilroy Realty Corp	$4,081,144
246,796		Kimco Realty Corp	3,926,524
49,040		Kite Realty Group Trust	826,814
51,331		Lamar Advertising Co	3,695,832
67,290		LaSalle Hotel Properties	2,055,037
127,061		Lexington Realty Trust	1,146,090
87,286		Liberty Property Trust	3,614,513
29,791		Life Storage, Inc	2,475,632
23,338		LTC Properties, Inc	956,391
84,055		Macerich Co	5,427,431
53,595		Mack-Cali Realty Corp	1,075,652
11,927	*	Marcus & Millichap, Inc	389,417
7,317	*	Maui Land & Pineapple Co, Inc	100,609
19,966		MedEquities Realty Trust, Inc	218,029
225,051		Medical Properties Trust, Inc	2,943,667
67,655		Mid-America Apartment Communities, Inc	6,452,257
42,607		Monmouth Real Estate Investment Corp (Class A)	728,154
25,821		National Health Investors, Inc	1,821,155
90,278		National Retail Properties, Inc	3,582,231
26,590		National Storage Affiliates Trust	674,588
49,947		New Senior Investment Group, Inc	382,594
15,282		NexPoint Residential Trust, Inc	405,126
42,044		NorthStar Realty Europe Corp	501,585
116,073		Omega Healthcare Investors, Inc	3,138,614
10,445		One Liberty Properties, Inc	255,276
88,304		Outfront Media, Inc	1,978,010
121,012		Paramount Group, Inc	1,818,810
89,591		Park Hotels & Resorts, Inc	2,590,076
44,469		Pebblebrook Hotel Trust	1,734,291
41,837		Pennsylvania REIT	466,901
105,403		Physicians Realty Trust	1,718,069
92,619		Piedmont Office Realty Trust, Inc	1,807,923
23,641		Potlatch Corp	1,250,609
22,377		Preferred Apartment Communities, Inc	373,025
323,796		Prologis, Inc	21,082,358
11,521		PS Business Parks, Inc	1,406,829
90,974		Public Storage, Inc	17,809,070
29,247		QTS Realty Trust, Inc	1,456,501
55,728	*	Quality Care Properties, Inc	752,328
47,270		Ramco-Gershenson Properties	624,909
82,533		Rayonier, Inc	2,679,021
11,274		Re/Max Holdings, Inc	556,372
79,986		Realogy Holdings Corp	2,200,415
168,387		Realty Income Corp	8,956,505
7,557	*,e	Redfin Corp	153,407
89,130		Regency Centers Corp	5,607,168
63,991		Retail Opportunities Investment Corp	1,175,515
135,381		Retail Properties of America, Inc	1,631,341
45,775		Rexford Industrial Realty, Inc	1,359,060
99,718		RLJ Lodging Trust	2,305,480
4,820		RMR Group, Inc	312,095
27,957		Ryman Hospitality Properties	2,140,108
111,619		Sabra Healthcare REIT, Inc	2,020,304
193

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,925		Safety Income and Growth, Inc	$157,169
10,202		Saul Centers, Inc	558,355
72,830	*	SBA Communications Corp	12,708,835
43,118		Select Income REIT	964,118
140,036		Senior Housing Properties Trust	2,426,824
14,511		Seritage Growth Properties	597,853
191,388		Simon Property Group, Inc	31,267,058
58,741		SL Green Realty Corp	5,904,645
285,241		Spirit Realty Capital, Inc	2,330,419
58,121	*	St. Joe Co	1,092,675
55,753		STAG Industrial, Inc	1,411,666
106,687		STORE Capital Corp	2,614,898
2,960		Stratus Properties, Inc	90,576
60,222		Summit Hotel Properties, Inc	932,839
47,285		Sun Communities, Inc	4,200,799
133,725		Sunstone Hotel Investors, Inc	2,253,266
55,205		Tanger Factory Outlet Centers, Inc	1,390,062
37,797		Taubman Centers, Inc	2,330,185
11,919	*	Tejon Ranch Co	259,953
31,841		Terreno Realty Corp	1,133,540
28,976		Tier REIT, Inc	562,424
8,985	*,e	Trinity Place Holdings, Inc	60,739
162,104		UDR, Inc	5,921,659
30,625		UMH Properties, Inc	409,762
108,423		Uniti Group, Inc	1,716,336
7,722		Universal Health Realty Income Trust	513,899
60,996		Urban Edge Properties	1,426,086
18,865		Urstadt Biddle Properties, Inc (Class A)	366,358
214,858		Ventas, Inc	12,025,602
603,175		VEREIT, Inc	4,342,860
102,500		Vornado Realty Trust	7,347,200
110,258		Washington Prime Group, Inc	725,498
46,360		Washington REIT	1,328,678
71,495		Weingarten Realty Investors	2,112,677
227,828		Welltower, Inc	13,662,845
465,193		Weyerhaeuser Co	17,463,345
23,692		Whitestone REIT	311,313
62,668		WP Carey, Inc	4,061,513
85,806		Xenia Hotels & Resorts, Inc	1,904,893
		TOTAL REAL ESTATE	631,886,180

RETAILING - 5.6%
16,403	*	1-800-FLOWERS.COM, Inc (Class A)	171,001
37,731		Aaron’s, Inc	1,542,821
50,343		Abercrombie & Fitch Co (Class A)	1,042,604
42,419		Advance Auto Parts, Inc	4,962,599
244,768	*	Amazon.com, Inc	355,131,443
107,317		American Eagle Outfitters, Inc	1,931,706
4,627	*	America’s Car-Mart, Inc	213,305
11,279	*	Asbury Automotive Group, Inc	819,419
3,161	*	At Home Group, Inc	100,140
34,986	*,e	Autonation, Inc	2,106,857
16,485	*	AutoZone, Inc	12,618,278
194

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,718	*	Barnes & Noble Education, Inc	$157,725
35,846		Barnes & Noble, Inc	168,476
89,357		Bed Bath & Beyond, Inc	2,062,360
156,919		Best Buy Co, Inc	11,464,502
14,456	e	Big 5 Sporting Goods Corp	81,676
26,619	e	Big Lots, Inc	1,617,903
10,237	*	Boot Barn Holdings, Inc	179,455
17,631	e	Buckle, Inc	353,502
9,924	*	Build-A-Bear Workshop, Inc	85,346
41,216	*	Burlington Stores, Inc	5,016,399
25,389		Caleres, Inc	752,530
21,385		Camping World Holdings, Inc	956,979
111,420	*	Carmax, Inc	7,952,045
10,682	*	Carvana Co	203,919
15,113		Cato Corp (Class A)	179,542
92,929		Chico’s FAS, Inc	883,755
11,246		Children’s Place Retail Stores, Inc	1,684,651
9,536		Citi Trends, Inc	224,191
15,288	*,e	Conn’s, Inc	509,090
10,028	*,e	Container Store Group, Inc	47,733
31,828		Core-Mark Holding Co, Inc	703,081
51,278		Dick’s Sporting Goods, Inc	1,613,206
9,130	e	Dillard’s, Inc (Class A)	616,823
169,899		Dollar General Corp	17,519,985
143,816	*	Dollar Tree, Inc	16,538,840
46,482		DSW, Inc (Class A)	931,034
5,857	*,e	Duluth Holdings, Inc	103,142
74,574		Expedia, Inc	9,546,218
47,203	*	Express Parent LLC	329,477
25,529		Finish Line, Inc (Class A)	289,244
32,039	*	Five Below, Inc	2,080,292
12,926	*	Floor & Decor Holdings, Inc	606,229
74,371		Foot Locker, Inc	3,655,335
22,283	*	Francesca’s Holdings Corp	129,910
8,284	*	FTD Cos, Inc	48,544
6,581	*,e	Funko, Inc	48,502
5,079	*	Gaia, Inc	60,694
61,688	e	GameStop Corp (Class A)	1,036,975
147,279		Gap, Inc	4,895,554
16,911	*	Genesco, Inc	589,348
87,123		Genuine Parts Co	9,066,891
41,378	*,e	GNC Holdings, Inc	179,994
11,989		Group 1 Automotive, Inc	940,537
200,261	*	Groupon, Inc	1,059,381
35,754		Guess?, Inc	656,801
10,241		Haverty Furniture Cos, Inc	228,374
16,052	*	Hibbett Sports, Inc	362,775
725,553		Home Depot, Inc	145,763,598
8,837	*	J. Jill, Inc	74,673
191,175	*,e	JC Penney Co, Inc	709,259
9,654	*	Kirkland’s, Inc	102,429
102,336		Kohl’s Corp	6,628,303
146,067		L Brands, Inc	7,316,496
195

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,582	*,e	Lands’ End, Inc	$144,178
35,254	*	Liberty Expedia Holdings, Inc	1,653,060
288,493	*	Liberty Interactive Corp	8,103,768
40,826	*	Liberty TripAdvisor Holdings, Inc	359,269
46,854	*	Liberty Ventures	2,761,106
15,208		Lithia Motors, Inc (Class A)	1,900,392
188,789	*	LKQ Corp	7,934,802
510,510		Lowe’s Companies, Inc	53,465,712
16,684	*,e	Lumber Liquidators, Inc	466,151
188,509		Macy’s, Inc	4,891,809
15,511	*	MarineMax, Inc	355,977
69,450	*	Michaels Cos, Inc	1,866,122
18,633		Monro Muffler, Inc	1,052,765
20,124	*	Murphy USA, Inc	1,716,778
10,279	*	National Vision Holdings, Inc	402,114
253,002	*	NetFlix, Inc	68,386,441
69,642		Nordstrom, Inc	3,434,047
17,620		Nutri/System, Inc	762,065
358,654		Office Depot, Inc	1,165,626
28,340	*	Ollie’s Bargain Outlet Holdings, Inc	1,574,287
50,841	*	O’Reilly Automotive, Inc	13,457,104
9,472	*,e	Overstock.com, Inc	650,726
18,067	*,e	Party City Holdco, Inc	261,972
24,318		Penske Auto Group, Inc	1,269,156
11,824	e	PetMed Express, Inc	534,445
47,634		Pier 1 Imports, Inc	158,145
30,108	*	Priceline.com, Inc	57,568,001
27,613	e	Rent-A-Center, Inc	299,049
13,659	*,e	RH	1,283,809
233,196		Ross Stores, Inc	19,213,018
77,360	*	Sally Beauty Holdings, Inc	1,284,950
8,648		Shoe Carnival, Inc	197,607
18,928	*	Shutterfly, Inc	1,289,943
39,286	e	Signet Jewelers Ltd	2,078,229
24,245	*	Sleep Number Corp	912,582
15,830		Sonic Automotive, Inc (Class A)	341,137
24,166	*,e	Sportsman’s Warehouse Holdings, Inc	122,522
30,445		Tailored Brands, Inc	736,465
336,454		Target Corp	25,308,070
64,502		Tiffany & Co	6,879,138
22,443		Tile Shop Holdings, Inc	209,842
9,453		Tilly’s, Inc	141,039
388,919		TJX Companies, Inc	31,237,974
76,667		Tractor Supply Co	5,845,859
65,499	*,e	TripAdvisor, Inc	2,270,850
35,268	*	Ulta Beauty, Inc	7,833,023
52,170	*	Urban Outfitters, Inc	1,779,519
16,337	*	Vitamin Shoppe, Inc	69,432
22,843	*,e	Wayfair, Inc	2,101,784
51,509	e	Williams-Sonoma, Inc	2,638,806
1,341		Winmark Corp	179,694
18,009	*	Zumiez, Inc	373,687
		TOTAL RETAILING	1,000,577,942
196

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
10,888	*,e	Acacia Communications, Inc	$401,876
23,594	*	Advanced Energy Industries, Inc	1,678,241
506,928	*,e	Advanced Micro Devices, Inc	6,965,191
9,438	*	Alpha & Omega Semiconductor Ltd	158,464
19,162	*,e	Ambarella, Inc	965,765
61,372	*	Amkor Technology, Inc	617,402
227,807		Analog Devices, Inc	20,930,907
652,987		Applied Materials, Inc	35,019,693
4,626	*	Aquantia Corp	60,508
18,274	*	Axcelis Technologies, Inc	473,297
24,099	*	AXT, Inc	190,382
248,782		Broadcom Ltd	61,705,399
40,434		Brooks Automation, Inc	1,128,109
16,131		Cabot Microelectronics Corp	1,643,588
41,206	*	Cavium, Inc	3,658,269
13,231	*	Ceva, Inc	582,164
38,259	*	Cirrus Logic, Inc	1,896,499
16,514		Cohu, Inc	376,024
57,792	*	Cree, Inc	1,994,402
5,464	*,e	CyberOptics Corp	83,326
195,192		Cypress Semiconductor Corp	3,374,870
23,408	*	Diodes, Inc	659,872
9,301	*	DSP Group, Inc	121,843
83,733		Entegris, Inc	2,725,509
50,855	*	First Solar, Inc	3,415,930
42,249	*	Formfactor, Inc	606,273
7,159	*	GSI Technology, Inc	57,487
11,289	*,e	Ichor Holdings Ltd	360,345
10,897	*,e	Impinj, Inc	243,766
24,850	*,e	Inphi Corp	742,269
78,774	*	Integrated Device Technology, Inc	2,355,343
2,899,146		Intel Corp	139,564,888
99,445		Kla-Tencor Corp	10,919,061
35,455	*,e	Kopin Corp	117,711
99,877		Lam Research Corp	19,128,443
78,715	*	Lattice Semiconductor Corp	512,435
24,464	*,e	MA-COM Technology Solutions	760,830
246,481		Marvell Technology Group Ltd	5,750,402
170,892		Maxim Integrated Products, Inc	10,424,412
36,698	*	MaxLinear, Inc	946,441
137,909		Microchip Technology, Inc	13,131,695
673,459	*	Micron Technology, Inc	29,443,627
69,819	*	Microsemi Corp	4,314,116
31,990		MKS Instruments, Inc	3,272,577
23,668		Monolithic Power Systems, Inc	2,819,332
14,643	*	Nanometrics, Inc	362,707
21,727	*,e	NeoPhotonics Corp Ltd	121,888
2,815		NVE Corp	235,953
351,160		NVIDIA Corp	86,315,128
211,202	*	NXP Semiconductors NV	25,411,825
249,155	*	ON Semiconductor Corp	6,164,095
197

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,548	*	PDF Solutions, Inc	$212,697
39,785	*	Photronics, Inc	334,194
21,367	*,e	Pixelworks, Inc	130,125
16,742		Power Integrations, Inc	1,250,627
77,546	*	Qorvo, Inc	5,565,476
909,863		QUALCOMM, INC	62,098,150
63,063	*	Rambus, Inc	796,486
18,943	*	Rudolph Technologies, Inc	496,307
38,569	*	Semtech Corp	1,380,770
14,732	*	Sigma Designs, Inc	83,236
24,892	*	Silicon Laboratories, Inc	2,394,610
111,986		Skyworks Solutions, Inc	10,886,159
4,083	*	SMART Global Holdings, Inc	148,090
39,501	*,e	SunPower Corp	313,243
117,985		Teradyne, Inc	5,408,432
616,304		Texas Instruments, Inc	67,590,060
19,758	*	Ultra Clean Holdings	428,551
27,685	*	Veeco Instruments, Inc	460,955
63,768		Versum Materials, Inc	2,346,662
30,275	*	Xcerra Corp	302,145
151,255		Xilinx, Inc	11,044,640
28,708		Xperi Corp	644,495
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	689,226,689

SOFTWARE & SERVICES - 14.1%
28,595	*	2U, Inc	2,123,751
51,088	*	8x8, Inc	904,258
42,020	*	A10 Networks, Inc	257,583
380,298		Accenture plc	61,113,889
87,470	*	ACI Worldwide, Inc	2,050,297
454,998		Activision Blizzard, Inc	33,729,002
20,536	*	Actua Corp	320,362
45,760	*	Acxiom Corp	1,238,723
304,275	*	Adobe Systems, Inc	60,781,974
100,478	*	Akamai Technologies, Inc	6,731,021
12,055	*	Alarm.com Holdings, Inc	462,671
29,434		Alliance Data Systems Corp	7,554,530
183,532	*	Alphabet, Inc (Class A)	216,975,201
186,123	*	Alphabet, Inc (Class C)	217,752,743
13,927	*	Alteryx, Inc	381,600
14,773	*	Amber Road, Inc	107,252
96,710		Amdocs Ltd	6,614,964
15,388	*	American Software, Inc (Class A)	192,812
52,473	*	Ansys, Inc	8,482,260
5,019	*	Appfolio, Inc	212,555
12,589	*	Apptio, Inc	321,649
45,279	*	Aspen Technology, Inc	3,506,859
54,698	*	Atlassian Corp plc	2,953,145
126,049	*	Autodesk, Inc	14,573,785
275,479		Automatic Data Processing, Inc	34,057,469
14,119	*	Barracuda Networks, Inc	388,978
39,296	*	Bazaarvoice, Inc	216,128
8,774	*,e	Benefitfocus, Inc	221,105
198

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

64,730	*	Black Knight, Inc	$3,204,135
28,128		Blackbaud, Inc	2,695,225
31,948	*	Blackhawk Network Holdings, Inc	1,452,037
8,778	*	Blackline, Inc	291,693
26,366	*	Blucora, Inc	643,330
86,043		Booz Allen Hamilton Holding Co	3,371,165
24,238	*	Bottomline Technologies, Inc	884,687
46,880	*	Box, Inc	1,042,611
13,975	*	Brightcove, Inc	94,331
71,291		Broadridge Financial Solutions, Inc	6,873,165
18,602	*,e	BroadSoft, Inc	1,021,250
189,569		CA, Inc	6,796,049
14,315	*	CACI International, Inc (Class A)	2,011,973
168,544	*	Cadence Design Systems, Inc	7,560,884
40,153	*	Callidus Software, Inc	1,443,500
14,005	*	Carbonite, Inc	352,926
26,279	*	Cardtronics plc	642,784
8,834	*	Care.com, Inc	162,016
42,198	*,e	Cars.com, Inc	1,252,859
7,368		Cass Information Systems, Inc	426,976
79,121		CDK Global, Inc	5,640,536
18,244	*	ChannelAdvisor Corp	166,020
15,560	*,e	Cimpress NV	1,982,500
92,854	*	Citrix Systems, Inc	8,613,137
57,875	*	Cloudera, Inc	1,083,420
360,835		Cognizant Technology Solutions Corp (Class A)	28,137,913
16,529	*	CommerceHub, Inc	318,844
7,879	*,e	CommerceHub, Inc (Series A)	159,313
23,671	*	Commvault Systems, Inc	1,262,848
110,823	*	Conduent, Inc	1,817,497
55,341		Convergys Corp	1,287,785
31,326	*	Cornerstone OnDemand, Inc	1,288,438
21,172	*	CoStar Group, Inc	7,327,841
18,120	*	Coupa Software, Inc	692,728
19,688		CSG Systems International, Inc	889,307
95,349		CSRA, Inc	3,173,215
122,901	*	Dell Technologies, Inc-VMware Inc	8,812,002
33,306	*	DHI Group, Inc	59,951
6,054	*,e	Digimarc Corp	187,069
35,600		DST Systems, Inc	2,967,972
176,209		DXC Technology Co	17,541,606
605,102	*	eBay, Inc	24,555,039
13,863		Ebix, Inc	1,138,152
185,468	*	Electronic Arts, Inc	23,547,017
19,849	*	Ellie Mae, Inc	1,855,881
35,390	*	Endurance International Group Holdings, Inc	293,737
25,034	*	Envestnet, Inc	1,345,577
29,574	*	EPAM Systems, Inc	3,474,354
71,849	*	Etsy, Inc	1,347,887
29,451	*	Euronet Worldwide, Inc	2,764,565
9,697	*	Everbridge, Inc	313,019
35,393	*	Everi Holdings, Inc	273,942
34,012		EVERTEC, Inc	532,288
199

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

24,960	*	ExlService Holdings, Inc	$1,516,320
1,436,804	*	Facebook, Inc	268,524,300
20,745		Fair Isaac Corp	3,581,832
202,499		Fidelity National Information Services, Inc	20,727,798
108,157	*,e	FireEye, Inc	1,631,008
49,450	*	First American Corp	2,341,952
287,678	*	First Data Corp	5,091,901
130,333	*	Fiserv, Inc	18,356,100
31,734	*	Five9, Inc	825,401
56,140	*	FleetCor Technologies, Inc	11,929,750
3,118	*	ForeScout Technologies, Inc	94,850
86,845	*	Fortinet, Inc	3,998,344
55,903	*	Gartner, Inc	7,755,982
90,499		Genpact Ltd	3,071,536
90,698		Global Payments, Inc	10,138,222
66,585	*	Glu Mobile, Inc	249,028
74,763	*	GoDaddy, Inc	4,129,160
46,486	*,e	Gogo, Inc	448,125
52,993	*,e	GrubHub, Inc	3,828,744
17,771	*	GTT Communications, Inc	820,132
44,997	*	Guidewire Software, Inc	3,575,012
15,855		Hackett Group, Inc	253,839
28,899	*	Hortonworks, Inc	576,535
20,066	*	HubSpot, Inc	1,947,405
41,548	*	IAC/InterActiveCorp	6,023,214
20,125	*	Imperva, Inc	880,469
16,246	*	Information Services Group, Inc	69,208
13,193	*	Instructure, Inc	473,629
11,417	*	Internap Corp	191,006
520,114		International Business Machines Corp	85,142,662
150,689		Intuit, Inc	25,300,683
26,986		j2 Global, Inc	2,158,610
53,425		Jack Henry & Associates, Inc	6,659,960
7,079	*	Leaf Group Ltd	61,941
86,712		Leidos Holdings, Inc	5,775,019
43,337	*	Limelight Networks, Inc	189,816
10,535	*	Liquidity Services, Inc	50,568
33,193	*	Liveperson, Inc	396,656
30,935		LogMeIn, Inc	3,891,623
41,465	*	Manhattan Associates, Inc	2,190,181
14,916		Mantech International Corp (Class A)	776,676
579,725		MasterCard, Inc (Class A)	97,973,525
22,379	*,e	Match Group, Inc	781,922
37,881		MAXIMUS, Inc	2,582,727
37,013	*	Meet Group, Inc	102,156
4,622,052		Microsoft Corp	439,141,160
8,417	*	MicroStrategy, Inc (Class A)	1,159,273
24,855	*	MINDBODY, Inc	873,653
17,947	*	Mitek Systems, Inc	139,987
32,597	*	MobileIron, Inc	146,686
17,396	*	Model N, Inc	260,070
19,163	*	MoneyGram International, Inc	231,489
24,907		Monotype Imaging Holdings, Inc	596,523
200

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,781	*	MuleSoft, Inc	$338,737
17,655	*	New Relic, Inc	1,054,533
38,030		NIC, Inc	631,298
176,191	*	Nuance Communications, Inc	3,137,962
63,709	*	Nutanix, Inc	2,045,059
11,290	*	Okta, Inc	332,490
1,793,711		Oracle Corp	92,537,550
144,417	*,e	Pandora Media, Inc	690,313
3,781	*,e	Park City Group, Inc	32,706
200,486		Paychex, Inc	13,683,169
29,190	*	Paycom Software, Inc	2,674,972
15,636	*	Paylocity Holding Corp	817,606
699,668	*	PayPal Holdings, Inc	59,695,674
21,297		Pegasystems, Inc	1,082,952
21,147	*	Perficient, Inc	409,617
12,908	*	Presidio, Inc	236,345
29,292		Progress Software Corp	1,459,620
25,785	*	Proofpoint, Inc	2,630,586
21,655	*	PROS Holdings, Inc	628,861
68,158	*	PTC, Inc	4,953,723
17,944	*	Q2 Holdings, Inc	759,928
5,552		QAD, Inc (Class A)	239,291
19,062	*	Qualys, Inc	1,191,375
21,071	*	QuinStreet, Inc	196,592
92,949	*	Quotient Technology, Inc	1,096,798
16,913	*	Rapid7, Inc	405,574
9,129	*	RealNetworks, Inc	28,300
33,982	*	RealPage, Inc	1,690,605
107,179	*	Red Hat, Inc	14,081,177
3,209		Reis, Inc	66,587
38,628	*	RingCentral, Inc	2,097,500
12,773	*	Rosetta Stone, Inc	163,239
25,265	*	Rubicon Project, Inc	48,509
122,056		Sabre Corp	2,535,103
418,282	*	salesforce.com, Inc	47,646,503
25,624		Science Applications International Corp	1,964,080
3,029	*	SecureWorks Corp	29,321
5,057	*	SendGrid, Inc	113,631
105,355	*	ServiceNow, Inc	15,684,199
43,992	*	ServiceSource International LLC	149,573
10,594	*	Shutterstock, Inc	468,890
84,987	*	Splunk, Inc	7,850,249
9,690	*	SPS Commerce, Inc	509,694
146,375	*	Square, Inc	6,866,451
102,072		SS&C Technologies Holdings, Inc	5,132,180
9,725	*	Stamps.com, Inc	1,982,441
10,949	*	StarTek, Inc	136,863
21,574	e	Switch, Inc	349,930
23,217	*	Sykes Enterprises, Inc	720,191
370,944		Symantec Corp	10,100,805
24,250	*	Synchronoss Technologies, Inc	194,970
101,345	*	Synopsys, Inc	9,385,560
26,283		Syntel, Inc	592,682
201

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,155	*	Tableau Software, Inc	$2,930,686
68,079	*	Take-Two Interactive Software, Inc	8,623,567
8,465	*	TechTarget, Inc	132,731
17,371	*	TeleNav, Inc	98,146
74,729	*	Teradata Corp	3,026,525
71,022		TiVo Corp	990,757
108,439		Total System Services, Inc	9,635,890
13,934	*,e	Trade Desk, Inc	675,520
70,173		Travelport Worldwide Ltd	955,055
41,228	*	TrueCar, Inc	486,078
7,875		TTEC Holdings, Inc	312,638
5,104	*,e	Tucows, Inc	276,637
36,745	*,e	Twilio, Inc	964,189
407,347	*	Twitter, Inc	10,513,626
23,848	*	Tyler Technologies, Inc	4,805,610
16,789	*	Ultimate Software Group, Inc	3,909,990
29,931	*,e	Unisys Corp	266,386
3,790	*	Upland Software, Inc	87,663
11,662	*	Varonis Systems, Inc	633,247
16,657	*	Vasco Data Security International	239,861
37,364	*	Verint Systems, Inc	1,559,947
52,659	*,e	VeriSign, Inc	6,051,572
1,559	*,e	Veritone, Inc	27,672
30,324	*,e	VirnetX Holding Corp	104,618
15,834	*	Virtusa Corp	706,513
1,121,987		Visa, Inc (Class A)	139,384,445
43,050	*,e	VMware, Inc (Class A)	5,329,160
22,175	*	Website Pros, Inc	515,569
280,834		Western Union Co	5,838,539
23,111	*	WEX, Inc	3,577,814
81,135	*	Workday, Inc	9,727,275
15,731	*	Workiva, Inc	350,801
174,669	*	Worldpay, Inc	14,027,667
24,731	*	XO Group, Inc	472,362
47,501	*	Yelp, Inc	2,081,494
21,229	*,e	Yext, Inc	255,809
59,173	*	Zendesk, Inc	2,279,344
32,115	*	Zillow Group, Inc	1,438,431
64,477	*,e	Zillow Group, Inc (Class C)	2,866,647
23,238	*	Zix Corp	98,297
458,416	*	Zynga, Inc	1,641,129
		TOTAL SOFTWARE & SERVICES	2,512,388,401

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
62,986	*,e	3D Systems Corp	644,977
28,532		Adtran, Inc	456,512
25,955	*	Aerohive Networks, Inc	106,675
5,601	*	Agilysys, Inc	67,212
191,504		Amphenol Corp (Class A)	17,765,826
17,127	*	Anixter International, Inc	1,433,530
3,165,588		Apple, Inc	530,014,399
11,027	*,e	Applied Optoelectronics, Inc	357,165
33,522	*	Arista Networks, Inc	9,246,038
202

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

110,683	*	ARRIS International plc	$2,800,280
55,416	*	Arrow Electronics, Inc	4,507,537
23,208	*	Avid Technology, Inc	125,323
73,532		Avnet, Inc	3,125,110
38,854		AVX Corp	697,041
24,841		Badger Meter, Inc	1,197,336
5,993		Bel Fuse, Inc (Class B)	123,156
24,479		Belden CDT, Inc	2,075,085
30,435	*	Benchmark Electronics, Inc	881,093
21,846	*	CalAmp Corp	534,790
30,209	*	Calix, Inc	193,338
90,518		CDW Corp	6,769,841
83,651	*	Ciena Corp	1,780,093
3,058,421		Cisco Systems, Inc	127,046,808
4,709	*,e	Clearfield, Inc	60,982
98,921		Cognex Corp	6,169,703
14,655	*	Coherent, Inc	3,803,266
113,225	*	CommScope Holding Co, Inc	4,373,882
13,765		Comtech Telecommunications Corp	297,737
14,287	*	Control4 Corp	387,321
534,451		Corning, Inc	16,685,560
23,580	*	Cray, Inc	571,815
19,626		CTS Corp	539,715
20,391		Daktronics, Inc	188,821
45,152	e	Diebold, Inc	833,054
10,399	*	Digi International, Inc	107,630
32,897		Dolby Laboratories, Inc (Class A)	2,116,593
12,180	*,e	Eastman Kodak Co	96,831
31,487	*	EchoStar Corp (Class A)	1,922,596
18,407	*	Electro Scientific Industries, Inc	431,092
27,188	*	Electronics for Imaging, Inc	794,977
14,430		EMCORE Corp	97,402
7,739	*	ePlus, Inc	597,451
65,871	*	Extreme Networks, Inc	990,041
42,997	*	F5 Networks, Inc	6,214,786
20,714	*	Fabrinet	513,914
9,743	*	FARO Technologies, Inc	525,148
66,864	*	Finisar Corp	1,200,877
114,527	*,e	Fitbit, Inc	589,814
81,946		Flir Systems, Inc	4,196,455
48,161	*	Harmonic, Inc	175,788
1,005,953		Hewlett Packard Enterprise Co	16,497,629
1,022,852		HP, Inc	23,852,909
35,560	*,e	II-VI, Inc	1,516,634
19,972	*,e	Immersion Corp	207,309
87,173	*,e	Infinera Corp	564,009
21,293	*	Insight Enterprises, Inc	790,396
20,280		InterDigital, Inc	1,582,854
14,081	*	Intevac, Inc	95,751
21,259	*	IPG Photonics Corp	5,356,205
14,205	*	Iteris, Inc	96,026
20,411	*	Itron, Inc	1,494,085
102,296		Jabil Circuit, Inc	2,601,387
203

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

227,592		Juniper Networks, Inc	$5,951,531
42,905	*	Kemet Corp	873,546
113,865	*	Keysight Technologies, Inc	5,319,773
14,861	*	Kimball Electronics, Inc	274,928
51,146	*	Knowles Corp	779,465
5,979	*	KVH Industries, Inc	66,068
14,294		Littelfuse, Inc	3,106,658
36,224	*,e	Lumentum Holdings, Inc	1,677,171
16,124	*,e	Maxwell Technologies, Inc	93,358
1,968		Mesa Laboratories, Inc	278,492
21,462		Methode Electronics, Inc	876,723
36,677	*,e	Microvision, Inc	43,646
98,724		Motorola, Inc	9,819,089
10,033	e	MTS Systems Corp	520,211
6,122	*	Napco Security Technologies, Inc	56,016
65,321		National Instruments Corp	3,262,131
70,348	*	NCR Corp	2,638,753
164,898		NetApp, Inc	10,141,227
18,743	*	Netgear, Inc	1,306,387
51,581	*	Netscout Systems, Inc	1,470,059
18,504	*	Novanta, Inc	1,071,382
99,164	*,e	Oclaro, Inc	589,034
10,024	*	OSI Systems, Inc	662,386
56,643	*	Palo Alto Networks, Inc	8,942,230
10,975		Park Electrochemical Corp	200,843
5,271		PC Connection, Inc	138,100
7,710	*	PC Mall, Inc	68,234
20,175		Plantronics, Inc	1,190,123
27,655	*	Plexus Corp	1,652,386
57,329	*	Pure Storage, Inc	1,154,606
13,446	*	Quantenna Communications, Inc	185,017
15,622	*	Quantum Corp	96,700
17,506	*,e	Radisys Corp	15,230
27,191	*	Ribbon Communications, Inc	189,793
10,577	*	Rogers Corp	1,742,878
45,373	*	Sanmina Corp	1,186,504
15,267	*	Scansource, Inc	522,131
30,290	*,e	Stratasys Ltd	647,903
21,869	*	Super Micro Computer, Inc	499,160
20,901	*	Synaptics, Inc	905,849
16,754		SYNNEX Corp	2,056,218
6,643		Systemax, Inc	206,265
20,445	*	Tech Data Corp	2,050,020
168,606	*	Trimble Navigation Ltd	7,435,525
53,740	*	TTM Technologies, Inc	886,173
13,075	*,e	Ubiquiti Networks, Inc	1,054,760
25,542		Universal Display Corp	4,071,395
27,064	*	USA Technologies, Inc	228,691
83,693	*	VeriFone Systems, Inc	1,479,692
31,430	*,e	Viasat, Inc	2,376,737
134,720	*	Viavi Solutions, Inc	1,155,898
83,131		Vishay Intertechnology, Inc	1,824,725
6,716	*	Vishay Precision Group, Inc	184,018
204

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

185,166		Western Digital Corp	$16,476,071
135,845		Xerox Corp	4,636,390
30,830	*	Zebra Technologies Corp (Class A)	3,797,023
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	941,222,932

TELECOMMUNICATION SERVICES - 1.8%
3,784,444		AT&T, Inc	141,727,428
5,799		ATN International, Inc	344,229
24,097	*	Boingo Wireless, Inc	584,352
585,503		CenturyLink, Inc	10,427,808
26,953	*	Cincinnati Bell, Inc	464,939
38,080		Cogent Communications Group, Inc	1,717,408
39,329	e	Consolidated Communications Holdings, Inc	489,646
45,984	e	Frontier Communications Corp	376,609
15,592	*	General Communication, Inc (Class A)	653,773
338,712	*,e	Globalstar, Inc	355,648
3,994	*	Hawaiian Telcom Holdco, Inc	114,588
11,245		IDT Corp (Class B)	122,233
21,741	*,e	Intelsat S.A.	61,092
51,298	*,e	Iridium Communications, Inc	651,485
10,234	*	Ooma, Inc	104,898
52,306	*	Orbcomm, Inc	600,996
5,431	*,e	pdvWireless, Inc	186,826
27,054		Shenandoah Telecom Co	919,836
14,272		Spok Holdings, Inc	222,643
373,164	*,e	Sprint Corp	1,988,964
3,846	*	Straight Path Communications, Inc	701,895
56,990		Telephone & Data Systems, Inc	1,563,236
188,953	*	T-Mobile US, Inc	12,300,840
8,973	*	US Cellular Corp	326,348
2,516,051		Verizon Communications, Inc	136,042,878
122,316	*	Vonage Holdings Corp	1,368,716
118,291	e	Windstream Holdings, Inc	195,180
111,535	*	Zayo Group Holdings, Inc	4,093,335
		TOTAL TELECOMMUNICATION SERVICES	318,707,829

TRANSPORTATION - 2.1%
34,430	*	Air Transport Services Group, Inc	855,930
73,831		Alaska Air Group, Inc	4,852,912
7,323		Allegiant Travel Co	1,166,188
3,037		Amerco, Inc	1,108,748
263,538		American Airlines Group, Inc	14,315,384
20,265		Arkansas Best Corp	720,421
13,672	*	Atlas Air Worldwide Holdings, Inc	769,734
44,457	*	Avis Budget Group, Inc	1,998,787
84,947		CH Robinson Worldwide, Inc	7,769,253
19,541		Copa Holdings S.A. (Class A)	2,703,107
33,867		Costamare, Inc	220,813
7,369	*	Covenant Transportation Group, Inc	216,133
521,417		CSX Corp	29,600,843
14,505	*	Daseke, Inc	195,817
396,732		Delta Air Lines, Inc	22,522,476
22,782	*,e	Eagle Bulk Shipping, Inc	107,987
205

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,728	*	Echo Global Logistics, Inc	$459,258
108,744		Expeditors International of Washington, Inc	7,062,923
151,871		FedEx Corp	39,863,100
17,094		Forward Air Corp	1,037,777
5,727	*,e	Genco Shipping & Trading Ltd	74,508
36,259	*	Genesee & Wyoming, Inc (Class A)	2,895,281
31,730		Hawaiian Holdings, Inc	1,185,115
34,068		Heartland Express, Inc	773,003
39,147	*,e	Hertz Global Holdings, Inc	897,641
19,247	*	Hub Group, Inc (Class A)	924,818
51,599		J.B. Hunt Transport Services, Inc	6,234,707
199,591	*	JetBlue Airways Corp	4,163,468
63,071		Kansas City Southern Industries, Inc	7,135,222
31,618	*	Kirby Corp	2,368,188
85,879		Knight-Swift Transportation Holdings, Inc	4,275,915
26,254		Landstar System, Inc	2,915,507
47,314		Macquarie Infrastructure Co LLC	3,139,284
22,449		Marten Transport Ltd	520,817
24,882		Matson, Inc	851,213
55,519	*	Navios Maritime Holdings, Inc	67,733
177,779		Norfolk Southern Corp	26,823,296
36,617		Old Dominion Freight Line	5,362,560
4,949		Park-Ohio Holdings Corp	206,126
26,945	*	Radiant Logistics, Inc	129,605
18,088	*	Roadrunner Transportation Services Holdings, Inc	100,750
33,162		Ryder System, Inc	2,886,089
35,001	*	Safe Bulkers, Inc	120,053
15,104	*	Saia, Inc	1,141,107
23,733		Schneider National, Inc	694,902
35,642		Scorpio Bulkers, Inc	270,879
32,711		Skywest, Inc	1,823,638
341,035		Southwest Airlines Co	20,734,928
41,439	*	Spirit Airlines, Inc	1,745,411
483,344		Union Pacific Corp	64,526,424
169,177	*	United Continental Holdings, Inc	11,473,584
425,088		United Parcel Service, Inc (Class B)	54,122,204
2,557		Universal Truckload Services, Inc	59,450
28,389		Werner Enterprises, Inc	1,155,432
72,639	*	XPO Logistics, Inc	6,860,027
30,062	*	YRC Worldwide, Inc	480,090
		TOTAL TRANSPORTATION	376,686,566

UTILITIES - 2.7%
403,621		AES Corp	4,665,859
29,650		Allete, Inc	2,147,846
142,842		Alliant Energy Corp	5,677,970
146,050		Ameren Corp	8,270,812
298,387		American Electric Power Co, Inc	20,523,058
21,554		American States Water Co	1,190,212
106,859		American Water Works Co, Inc	8,887,463
108,265		Aqua America, Inc	3,920,276
8,679	*,e	AquaVenture Holdings Ltd	132,008
4,310		Artesian Resources Corp	160,246
206

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

80,726	*	Atlantic Power Corp	$169,525
64,532		Atmos Energy Corp	5,349,703
36,644		Avangrid, Inc	1,785,296
40,925		Avista Corp	2,060,983
31,185		Black Hills Corp	1,732,327
11,578	*,e	Cadiz, Inc	168,460
29,493		California Water Service Group	1,200,365
214,746	*	Calpine Corp	3,240,517
260,957		Centerpoint Energy, Inc	7,353,768
9,510		Chesapeake Utilities Corp	698,985
188,863		CMS Energy Corp	8,451,619
7,486		Connecticut Water Service, Inc	397,132
190,842		Consolidated Edison, Inc	15,336,063
6,110		Consolidated Water Co, Inc	81,874
396,747		Dominion Resources, Inc	30,327,341
118,047		DTE Energy Co	12,470,485
432,468		Duke Energy Corp	33,948,738
65,085	*	Dynegy, Inc	814,864
190,568		Edison International	11,916,217
23,156		El Paso Electric Co	1,208,743
107,848		Entergy Corp	8,486,559
194,570		Eversource Energy	12,275,421
18,469	*	Evoqua Water Technologies Corp	422,201
592,303		Exelon Corp	22,809,589
271,262		FirstEnergy Corp	8,924,520
5,556		Genie Energy Ltd	24,280
5,796		Global Water Resources, Inc	51,584
131,163		Great Plains Energy, Inc	4,081,793
67,206		Hawaiian Electric Industries, Inc	2,292,397
30,666		Idacorp, Inc	2,645,862
114,953		MDU Resources Group, Inc	3,043,955
21,480		MGE Energy, Inc	1,284,504
10,199		Middlesex Water Co	384,094
47,374		National Fuel Gas Co	2,641,101
50,240		New Jersey Resources Corp	1,949,312
286,917		NextEra Energy, Inc	45,453,391
196,477		NiSource, Inc	4,849,052
16,216		Northwest Natural Gas Co	929,988
28,805		NorthWestern Corp	1,565,264
183,518		NRG Energy, Inc	4,773,303
19,670		NRG Yield, Inc (Class A)	370,386
38,801		NRG Yield, Inc (Class C)	733,339
117,037		OGE Energy Corp	3,768,591
31,661		ONE Gas, Inc	2,242,549
24,589		Ormat Technologies, Inc	1,723,197
23,308		Otter Tail Corp	992,921
47,083	e	Pattern Energy Group, Inc	970,851
316,503		PG&E Corp	13,429,222
68,693		Pinnacle West Capital Corp	5,492,005
45,888		PNM Resources, Inc	1,748,333
51,311		Portland General Electric Co	2,173,021
421,618		PPL Corp	13,436,966
325,206		Public Service Enterprise Group, Inc	16,868,435
207

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,960	*	Pure Cycle Corp	$77,504
3,770		RGC Resources, Inc	91,988
78,012		SCANA Corp	3,170,408
155,799		Sempra Energy	16,673,609
9,778		SJW Corp	585,116
45,798		South Jersey Industries, Inc	1,348,293
614,995		Southern Co	27,742,424
27,350		Southwest Gas Corp	2,012,413
7,359	e	Spark Energy, Inc	72,854
28,504		Spire, Inc	1,895,516
24,686	e	TerraForm Power, Inc	269,077
101,912		UGI Corp	4,664,512
12,359		Unitil Corp	546,391
50,140		Vectren Corp	3,039,988
145,204		Vistra Energy Corp	2,831,478
20,174	*,e	Vivint Solar, Inc	69,600
191,141		WEC Energy Group, Inc	12,290,366
84,886		Westar Energy, Inc	4,385,211
31,321		WGL Holdings, Inc	2,637,855
322,844		Xcel Energy, Inc	14,734,600
7,260		York Water Co	229,779
		TOTAL UTILITIES	486,495,723

		TOTAL COMMON STOCKS	17,758,619,029
		(Cost $10,444,493,258)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
267	m	Emergent Capital Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,296	†,m	Forest Laboratories, Inc CVR	1,231
1,988	†,m	Omthera Pharmaceuticals, Inc CVR	1,193
4,598	m	Tobira Therapeutics, Inc	276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,700

SOFTWARE & SERVICES - 0.0%
3,514	†,m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS	2,700
		(Cost $364)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%
TREASURY DEBT - 0.2%
$15,690,000	United States Treasury Bill	1.266%	02/01/18	15,690,000
14,200,000	United States Treasury Bill	1.286	02/08/18	14,196,666
	TOTAL TREASURY DEBT			29,886,666
208

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
236,944,304	c	State Street Navigator Securities Lending Government Money Market Portfolio	$236,944,304
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	236,944,304

		TOTAL SHORT-TERM INVESTMENTS	266,830,970
		(Cost $266,830,756)
		TOTAL INVESTMENTS - 101.3%	18,025,452,699
		(Cost $10,711,324,378)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%	(225,402,889)
		NET ASSETS - 100.0%	$17,800,049,810

Abbreviation(s):
CVR Contingent Value Right
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $229,352,244.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of January 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	40	3/16/18	$3,199,861	$3,152,000	$(47,861)
S&P 500 E Mini Index	186	3/16/18	26,373,313	26,279,940	(93,373)
S&P Mid-Cap 400 E Mini Index	17	3/16/18	3,369,492	3,322,140	(47,352)
Total	243		$32,942,666	$32,754,080	$(188,586)
209

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.8%
9,643		BorgWarner, Inc	$542,515
116,711	*	Delphi Automotive plc	11,073,540
39,135	*	Delphi Technologies plc	2,161,426
79,025		Gentex Corp	1,871,312
53,199	e	Harley-Davidson, Inc	2,578,024
24,357		Lear Corp	4,704,311
58,327	*,e	Tesla, Inc	20,665,839
21,585		Thor Industries, Inc	2,949,806
13,311	*	Visteon Corp	1,731,495
		TOTAL AUTOMOBILES & COMPONENTS	48,278,268

BANKS - 0.3%
24,030		Bank of the Ozarks, Inc	1,200,298
3,635		East West Bancorp, Inc	239,583
55,665		First Republic Bank	4,984,801
9,694		Pinnacle Financial Partners, Inc	613,630
13,908	*	Signature Bank	2,141,832
17,041	*	SVB Financial Group	4,201,459
29,078	*	Western Alliance Bancorp	1,705,715
		TOTAL BANKS	15,087,318

CAPITAL GOODS - 8.9%
253,964		3M Co	63,617,982
67,409		A.O. Smith Corp	4,501,573
12,417		Acuity Brands, Inc	1,917,681
3,346		Air Lease Corp	162,682
41,359		Allegion plc	3,561,423
55,393		Allison Transmission Holdings, Inc	2,450,586
16,242		Ametek, Inc	1,239,265
19,198	*	Armstrong World Industries, Inc	1,203,715
243,771		Boeing Co	86,385,129
41,194		BWX Technologies, Inc	2,613,347
225,454		Caterpillar, Inc	36,699,402
22,185		Cummins, Inc	4,170,780
139,451		Deere & Co	23,207,435
52,643		Donaldson Co, Inc	2,666,894
7,165		Dover Corp	760,995
39,798		Emerson Electric Co	2,874,609
51,901		Equifax, Inc	6,483,992
125,102		Fastenal Co	6,875,606
122,403		Fortive Corp	9,305,076
61,192		Fortune Brands Home & Security, Inc	4,340,349
29,664	*	Gardner Denver Holdings, Inc	1,025,781
46,198		General Dynamics Corp	10,278,131
210

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

656,253		General Electric Co	$10,611,611
72,169		Graco, Inc	3,377,509
13,499		Harris Corp	2,151,471
80,993	*	HD Supply Holdings, Inc	3,149,818
13,815		HEICO Corp	1,109,621
25,841		HEICO Corp (Class A)	1,701,630
26,068		Hexcel Corp	1,781,748
193,819		Honeywell International, Inc	30,947,080
15,200		Hubbell, Inc	2,066,440
16,094		Huntington Ingalls	3,822,969
30,762		IDEX Corp	4,413,732
132,018		Illinois Tool Works, Inc	22,927,566
54,395		Ingersoll-Rand plc	5,147,399
15,413		Lennox International, Inc	3,358,647
25,698		Lincoln Electric Holdings, Inc	2,507,354
99,653		Lockheed Martin Corp	35,361,867
88,543		Masco Corp	3,954,330
23,859	*	Middleby Corp	3,251,027
7,825		MSC Industrial Direct Co (Class A)	734,611
25,815		Nordson Corp	3,710,132
70,245		Northrop Grumman Corp	23,920,530
49,648		Parker-Hannifin Corp	10,000,100
16,613	*	Quanta Services, Inc	639,434
46,971		Raytheon Co	9,814,121
55,773		Rockwell Automation, Inc	11,003,455
71,649		Rockwell Collins, Inc	9,922,670
41,420		Roper Industries, Inc	11,622,038
37,475	*	Sensata Technologies Holding BV	2,107,969
3,248		Snap-On, Inc	556,415
6,784		Stanley Works	1,127,704
45,379		Toro Co	2,979,131
21,093		TransDigm Group, Inc	6,684,583
37,498	*	United Rentals, Inc	6,791,263
50,584	*	Univar, Inc	1,510,438
20,988		W.W. Grainger, Inc	5,659,624
22,189	*	WABCO Holdings, Inc	3,425,760
11,725	e	Wabtec Corp	950,194
13,061		Watsco, Inc	2,348,237
57,362	*	Welbilt, Inc	1,279,173
40,395		Xylem, Inc	2,918,943
		TOTAL CAPITAL GOODS	537,690,777

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
37,107		Cintas Corp	6,250,674
16,265	*	Clean Harbors, Inc	900,105
85,536	*	Copart, Inc	3,769,572
7,209		Dun & Bradstreet Corp	891,970
95,432	*	IHS Markit Ltd	4,554,969
59,248		KAR Auction Services, Inc	3,231,386
52,925		Robert Half International, Inc	3,063,299
41,018		Rollins, Inc	2,023,828
68,159	*	TransUnion	4,045,918
65,921	*	Verisk Analytics, Inc	6,595,396

211

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

155,836		Waste Management, Inc	$13,780,578
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	49,107,695

CONSUMER DURABLES & APPAREL - 1.5%
31,386		Brunswick Corp	1,970,413
20,189		Carter’s, Inc	2,428,737
80,925		DR Horton, Inc	3,969,371
157,211	e	Hanesbrands, Inc	3,414,623
37,300		Hasbro, Inc	3,527,461
46,504		Leggett & Platt, Inc	2,162,901
41,623	*	Lululemon Athletica, Inc	3,255,335
28,972	e	Mattel, Inc	458,916
4,578	*	Michael Kors Holdings Ltd	302,148
1,627	*	Mohawk Industries, Inc	457,285
569,666		Nike, Inc (Class B)	38,862,615
1,446	*	NVR, Inc	4,595,634
25,808		Polaris Industries, Inc	2,916,562
17,175		Pool Corp	2,322,747
34,741		Pulte Homes, Inc	1,105,806
24,478	*	Skechers U.S.A., Inc (Class A)	1,008,249
20,327		Tapestry, Inc	956,182
7,791	*	Tempur Sealy International, Inc	464,655
30,121		Toll Brothers, Inc	1,403,036
21,908		Tupperware Corp	1,265,406
61,801	*,e	Under Armour, Inc	794,143
60,061	*,e	Under Armour, Inc (Class A)	832,445
106,835		VF Corp	8,668,592
2,399		Whirlpool Corp	435,227
		TOTAL CONSUMER DURABLES & APPAREL	87,578,489

CONSUMER SERVICES - 3.3%
44,691		ARAMARK Holdings Corp	2,047,295
22,976	*	Bright Horizons Family Solutions	2,256,243
11,095	*	Chipotle Mexican Grill, Inc (Class A)	3,603,212
14,110		Choice Hotels International, Inc	1,159,136
53,971		Darden Restaurants, Inc	5,173,120
18,896		Domino’s Pizza, Inc	4,097,598
38,995		Dunkin Brands Group, Inc	2,521,027
46,419		Extended Stay America, Inc	939,056
13,740		H&R Block, Inc	364,660
30,013	*	Hilton Grand Vacations, Inc	1,349,685
84,200		Hilton Worldwide Holdings, Inc	7,211,730
157,246		Las Vegas Sands Corp	12,189,710
133,917		Marriott International, Inc (Class A)	19,731,331
351,438		McDonald’s Corp	60,145,099
16,585		MGM Resorts International	604,523
79,008		Service Corp International	3,157,950
58,377	*	ServiceMaster Global Holdings, Inc	3,077,635
29,053	e	Six Flags Entertainment Corp	1,962,821
617,114		Starbucks Corp	35,058,247
17,237		Vail Resorts, Inc	3,767,319
79,995		Wendy’s	1,294,319
42,935		Wyndham Worldwide Corp	5,329,521

212

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

34,866		Wynn Resorts Ltd	$5,773,461
139,162		Yum China Holdings, Inc	6,455,725
146,423		Yum! Brands, Inc	12,385,922
		TOTAL CONSUMER SERVICES	201,656,345

DIVERSIFIED FINANCIALS - 2.8%
58,584		Ameriprise Financial, Inc	9,883,121
24,823		BGC Partners, Inc (Class A)	355,217
12,951		Capital One Financial Corp	1,346,386
50,502		CBOE Holdings, Inc	6,786,964
417,761		Charles Schwab Corp	22,283,372
4,380	*,e	Credit Acceptance Corp	1,444,130
48,849		Eaton Vance Corp	2,823,472
16,711		Factset Research Systems, Inc	3,353,731
14,106		Federated Investors, Inc (Class B)	489,196
120,848		IntercontinentalExchange Group, Inc	8,923,416
25,598		Invesco Ltd	924,856
329,788		iShares Russell 1000 Growth Index Fund	47,502,663
45,823		Lazard Ltd (Class A)	2,683,853
8,051		Legg Mason, Inc	343,134
32,937		Leucadia National Corp	891,605
38,221		LPL Financial Holdings, Inc	2,280,265
15,949		MarketAxess Holdings, Inc	3,129,353
72,152		Moody’s Corp	11,673,472
7,796		Morningstar, Inc	749,351
38,576		MSCI, Inc (Class A)	5,370,936
14,368		Raymond James Financial, Inc	1,384,932
112,291		S&P Global, Inc	20,335,900
58,176		SEI Investments Co	4,371,926
8,376		State Street Corp	922,784
15,880		T Rowe Price Group, Inc	1,772,684
98,206		TD Ameritrade Holding Corp	5,478,913
4,389		Voya Financial, Inc	227,833
		TOTAL DIVERSIFIED FINANCIALS	167,733,465

ENERGY - 0.8%
49,924	*	Antero Resources Corp	970,023
8,903		Apache Corp	399,478
144,736		Cabot Oil & Gas Corp	3,813,794
58,729	*	Cheniere Energy, Inc	3,321,712
33,892	*,e	Chesapeake Energy Corp	118,622
37,745		Cimarex Energy Co	4,234,989
16,675	*	Continental Resources, Inc	925,963
16,669	*	Devon Energy Corp	689,597
9,542	*	Diamondback Energy, Inc	1,197,521
24,688		EOG Resources, Inc	2,839,120
13,961		EQT Corp	757,943
6,967	*	Gulfport Energy Corp	70,854
254,382		Halliburton Co	13,660,313
72,659	*	Laredo Petroleum Holdings, Inc	706,972
87,943	*	Newfield Exploration Co	2,784,275
164,299		Oneok, Inc	9,670,639
66,035	*	Parsley Energy, Inc	1,558,426

213

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

30,116	e	RPC, Inc	$608,343
28,690	*	RSP Permian, Inc	1,138,419
52,578		Williams Cos, Inc	1,650,424
		TOTAL ENERGY	51,117,427

FOOD & STAPLES RETAILING - 0.5%
210,302		Kroger Co	6,384,769
300,629	*,e	Rite Aid Corp	655,371
58,518	*	Sprouts Farmers Market, Inc	1,634,408
211,067		Sysco Corp	13,269,782
70,615		Walgreens Boots Alliance, Inc	5,314,485
		TOTAL FOOD & STAPLES RETAILING	27,258,815

FOOD, BEVERAGE & TOBACCO - 5.1%
833,418		Altria Group, Inc	58,622,622
41,504	*	Blue Buffalo Pet Products, Inc	1,410,306
21,957		Brown-Forman Corp	1,515,033
72,078		Brown-Forman Corp (Class B)	4,995,005
50,912		Campbell Soup Co	2,369,954
1,261,454		Coca-Cola Co	60,032,596
71,050		Constellation Brands, Inc (Class A)	15,593,344
190,044		Costco Wholesale Corp	37,033,874
78,241		Dr Pepper Snapple Group, Inc	9,338,063
175,490		General Mills, Inc	10,264,410
53,478		Hershey Co	5,900,228
97,786		Kellogg Co	6,660,204
17,481		Lamb Weston Holdings, Inc	1,024,387
52,190		McCormick & Co, Inc	5,676,706
179,890	*	Monster Beverage Corp	12,273,895
547,099		PepsiCo, Inc	65,816,010
61,918		Philip Morris International, Inc	6,639,467
21,773		Pilgrim’s Pride Corp	604,636
6,960	*	TreeHouse Foods, Inc	328,234
		TOTAL FOOD, BEVERAGE & TOBACCO	306,098,974

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
17,788	*	Abiomed, Inc	4,180,180
44,705		Aetna Inc	8,351,788
35,176	*	Align Technology, Inc	9,216,112
69,088		AmerisourceBergen Corp	6,886,001
17,124	*	athenahealth, Inc	2,145,809
19,828		Baxter International, Inc	1,428,211
114,211		Becton Dickinson & Co	27,746,420
594,448	*	Boston Scientific Corp	16,620,766
9,368	*	Centene Corp	1,004,624
124,980	*	Cerner Corp	8,639,867
91,115		Cigna Corp	18,983,810
16,315		Cooper Cos, Inc	3,991,791
37,129	*	DexCom, Inc	2,160,908
92,563	*	Edwards Lifesciences Corp	11,716,625
16,991	*	Express Scripts Holding Co	1,345,347
9,233	*	HCA Holdings, Inc	934,010
68,909	*	Henry Schein, Inc	5,215,033
214

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

26,695		Hill-Rom Holdings, Inc	$2,277,884
68,401	*	Hologic, Inc	2,920,723
58,517		Humana, Inc	16,491,846
37,884	*	Idexx Laboratories, Inc	7,085,823
48,367	*	Intuitive Surgical, Inc	20,878,583
3,704	*	LifePoint Hospitals, Inc	183,163
9,526		McKesson Corp	1,608,751
42,652		Medtronic plc	3,663,380
3,616		Patterson Cos, Inc	129,778
16,298	*	Premier, Inc	528,870
60,589		Resmed, Inc	6,106,765
148,678		Stryker Corp	24,439,690
3,158		Teleflex, Inc	877,135
419,705		UnitedHealth Group, Inc	99,377,750
41,581	*	Varian Medical Systems, Inc	5,301,578
47,058	*	Veeva Systems, Inc	2,958,066
18,087	*	WellCare Health Plans, Inc	3,805,143
31,780		West Pharmaceutical Services, Inc	3,184,356
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	332,386,586

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
107,582		Church & Dwight Co, Inc	5,255,381
47,482		Clorox Co	6,727,725
61,164		Colgate-Palmolive Co	4,540,815
26,475		Energizer Holdings, Inc	1,541,374
94,997		Estee Lauder Cos (Class A)	12,820,795
27,807	*	Herbalife Ltd	2,307,703
131,034		Kimberly-Clark Corp	15,330,978
6,058		Nu Skin Enterprises, Inc (Class A)	435,207
57,637		Procter & Gamble Co	4,976,379
10,438	e	Spectrum Brands, Inc	1,236,485
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	55,172,842

INSURANCE - 1.0%
43,843		Allstate Corp	4,330,373
48,112		American International Group, Inc	3,075,319
110,398		Aon plc	15,695,284
7,465	*	Arch Capital Group Ltd	678,867
53,028		Arthur J. Gallagher & Co	3,622,873
8,220		Aspen Insurance Holdings Ltd	307,017
4,861		Assurant, Inc	444,684
8,884		Erie Indemnity Co (Class A)	1,055,064
223,350		Marsh & McLennan Cos, Inc	18,654,192
251,565		Progressive Corp	13,609,666
1,240		RenaissanceRe Holdings Ltd	157,654
34,281		XL Group Ltd	1,262,912
		TOTAL INSURANCE	62,893,905

MATERIALS - 3.6%
9,055		Albemarle Corp	1,010,447
6,492		Aptargroup, Inc	567,531
4,043		Ardagh Group S.A.	80,860
36,401		Avery Dennison Corp	4,465,675
215

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

92,388	*	Axalta Coating Systems Ltd	$2,910,222
83,375		Ball Corp	3,191,595
56,204	*	Berry Plastics Group, Inc	3,326,715
35,172		Celanese Corp (Series A)	3,804,204
84,487		Chemours Co	4,361,219
39,846	*	Crown Holdings, Inc	2,313,060
487,752		DowDuPont, Inc	36,864,296
20,588		Eagle Materials, Inc	2,306,885
112,036		Ecolab, Inc	15,425,117
58,356		FMC Corp	5,329,653
116,148	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	2,264,886
93,735		Graphic Packaging Holding Co	1,513,820
43,786		Huntsman Corp	1,513,682
34,144		International Flavors & Fragrances, Inc	5,131,843
164,367		International Paper Co	10,332,110
61,231		LyondellBasell Industries AF S.C.A	7,337,923
24,684		Martin Marietta Materials, Inc	5,632,148
192,363		Monsanto Co	23,429,813
3,350		NewMarket Corp	1,331,927
55,063	*	Owens-Illinois, Inc	1,278,563
40,537		Packaging Corp of America	5,092,663
49,270	*	Platform Specialty Products Corp	576,952
103,672		PPG Industries, Inc	12,308,977
108,741		Praxair, Inc	17,560,584
10,773		Royal Gold, Inc	958,797
51,865		RPM International, Inc	2,707,353
17,524		Scotts Miracle-Gro Co (Class A)	1,581,891
39,783		Sealed Air Corp	1,883,725
35,665		Sherwin-Williams Co	14,876,228
32,075		Silgan Holdings, Inc	958,722
32,469	e	Southern Copper Corp (NY)	1,576,370
12,823		Steel Dynamics, Inc	582,164
53,273		Vulcan Materials Co	7,213,164
8,072		Westlake Chemical Corp	908,907
29,647		WR Grace and Co	2,188,542
		TOTAL MATERIALS	216,699,233

MEDIA - 3.1%
22,235	*	AMC Networks, Inc	1,147,104
2,023		Cable One, Inc	1,428,299
145,604		CBS Corp (Class B)	8,388,246
54,497	*	Charter Communications, Inc	20,558,993
1,879,753		Comcast Corp (Class A)	79,945,895
73,994	*	DISH Network Corp (Class A)	3,470,319
141,636		Interpublic Group of Cos, Inc	3,100,412
14,991	*	Lions Gate Entertainment Corp (Class A)	507,295
29,124	*	Lions Gate Entertainment Corp (Class B)	931,968
58,367	*	Live Nation, Inc	2,630,017
673	*	Madison Square Garden Co	145,260
100,307		Omnicom Group, Inc	7,688,532
21,418		Regal Entertainment Group (Class A)	490,044
20,538		Scripps Networks Interactive (Class A)	1,807,139
604,144	e	Sirius XM Holdings, Inc	3,691,320
216

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

22,079		Twenty-First Century Fox, Inc	$814,715
9,262		Twenty-First Century Fox, Inc (Class B)	337,970
460,426		Walt Disney Co	50,034,493
		TOTAL MEDIA	187,118,021

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
697,518		AbbVie, Inc	78,275,470
47,697	*,e	Acadia Pharmaceuticals, Inc	1,426,617
34,172		Agilent Technologies, Inc	2,509,250
17,325	*	Agios Pharmaceuticals, Inc	1,364,517
38,670	*	Akorn, Inc	1,245,947
76,409	*	Alexion Pharmaceuticals, Inc	9,117,122
65,759	*	Alkermes plc	3,759,442
32,763	*	Alnylam Pharmaceuticals, Inc	4,258,535
94,404		Amgen, Inc	17,563,864
86,793	*	Biogen Idec, Inc	30,187,473
75,340	*	BioMarin Pharmaceutical, Inc	6,797,928
16,153		Bio-Techne Corp	2,266,104
47,073	*	Bioverativ, Inc	4,851,343
353,242		Bristol-Myers Squibb Co	22,112,949
16,110		Bruker BioSciences Corp	573,677
342,235	*	Celgene Corp	34,620,493
20,492	*	Charles River Laboratories International, Inc	2,160,677
427,914		Eli Lilly & Co	34,853,595
127,241	*	Exelixis, Inc	3,856,675
411,094		Gilead Sciences, Inc	34,449,677
63,422	*	Illumina, Inc	14,754,494
75,814	*	Incyte Corp	6,845,246
7,817	*,e	Intercept Pharmaceuticals, Inc	485,436
22,036	*,e	Intrexon Corp	286,468
56,625	*	Ionis Pharmaceuticals, Inc	2,973,945
45,174	*	IQVIA Holdings, Inc	4,616,331
180,861		Johnson & Johnson	24,993,182
10,942	*	Mettler-Toledo International, Inc	7,388,695
38,391	*	Neurocrine Biosciences, Inc	3,281,279
16,115	*,e	Opko Health, Inc	71,873
9,279		PerkinElmer, Inc	743,805
33,097	*	QIAGEN NV	1,108,419
34,492	*	Regeneron Pharmaceuticals, Inc	12,646,492
67,380		Schering-Plough Corp	3,992,265
41,337	*	Seattle Genetics, Inc	2,161,925
16,653	*,e	TESARO, Inc	1,123,411
78,307		Thermo Fisher Scientific, Inc	17,549,382
109,511	*	Vertex Pharmaceuticals, Inc	18,274,101
32,920	*	Waters Corp	7,097,881
215,243		Zoetis, Inc	16,515,595
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	443,161,580

REAL ESTATE - 2.3%
183,853		American Tower Corp	27,155,088
10,059		Boston Properties, Inc	1,244,399
58,269	*	CBRE Group, Inc	2,662,311
14,655		Coresite Realty	1,587,430
217

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

176,847		Crown Castle International Corp	$19,943,036
53,594		CubeSmart	1,475,443
34,161		CyrusOne, Inc	1,970,748
67,629		Digital Realty Trust, Inc	7,571,066
55,445		Douglas Emmett, Inc	2,144,058
33,827		Equinix, Inc	15,397,712
35,336		Equity Lifestyle Properties, Inc	3,050,203
44,870		Extra Space Storage, Inc	3,745,748
12,022		Federal Realty Investment Trust	1,452,258
27,070		Gaming and Leisure Properties, Inc	986,431
6,079		Hudson Pacific Properties	194,346
105,153		Iron Mountain, Inc	3,683,509
32,166		Lamar Advertising Co	2,315,952
8,409		Outfront Media, Inc	188,362
64,942		Public Storage, Inc	12,713,046
53,614	*	SBA Communications Corp	9,355,643
123,569		Simon Property Group, Inc	20,187,467
2,104		Tanger Factory Outlet Centers, Inc	52,979
15,933		Taubman Centers, Inc	982,269
		TOTAL REAL ESTATE	140,059,504

RETAILING - 9.8%
8,346		Advance Auto Parts, Inc	976,399
174,197	*	Amazon.com, Inc	252,740,685
10,179	*	AutoZone, Inc	7,791,414
16,886	*	Burlington Stores, Inc	2,055,195
79,257	*	Carmax, Inc	5,656,572
29,029		Dick’s Sporting Goods, Inc	913,252
45,754		Dollar General Corp	4,718,153
95,800	*	Dollar Tree, Inc	11,017,000
53,148		Expedia, Inc	6,803,475
10,152	*	Floor & Decor Holdings, Inc	476,129
3,949		Foot Locker, Inc	194,093
5,198		Gap, Inc	172,782
23,354		Genuine Parts Co	2,430,451
516,206		Home Depot, Inc	103,705,785
17,667		L Brands, Inc	884,940
4,145	*	Liberty Expedia Holdings, Inc	194,359
117,939	*	Liberty Interactive Corp	3,312,907
18,947	*	LKQ Corp	796,342
364,870		Lowe’s Companies, Inc	38,212,835
38,346	*	Michaels Cos, Inc	1,030,357
179,305	*	NetFlix, Inc	48,466,142
51,873		Nordstrom, Inc	2,557,858
36,959	*	O’Reilly Automotive, Inc	9,782,678
21,493	*	Priceline.com, Inc	41,095,691
165,655		Ross Stores, Inc	13,648,315
19,315	*	Sally Beauty Holdings, Inc	320,822
279,832		TJX Companies, Inc	22,476,106
54,480		Tractor Supply Co	4,154,100
22,605	*,e	TripAdvisor, Inc	783,715
25,317	*	Ulta Beauty, Inc	5,622,906
17,044	*,e	Wayfair, Inc	1,568,218
218

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,057	e	Williams-Sonoma, Inc	$361,530
		TOTAL RETAILING	594,921,206

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
377,234	*,e	Advanced Micro Devices, Inc	5,183,195
160,320		Analog Devices, Inc	14,730,202
466,356		Applied Materials, Inc	25,010,672
176,109		Broadcom Ltd	43,680,315
29,043	*	Cavium, Inc	2,578,438
11,310		Cypress Semiconductor Corp	195,550
67,783		Kla-Tencor Corp	7,442,573
71,000		Lam Research Corp	13,597,920
121,369		Maxim Integrated Products, Inc	7,403,509
98,837		Microchip Technology, Inc	9,411,259
359,027	*	Micron Technology, Inc	15,696,661
40,471	*	Microsemi Corp	2,500,703
249,278		NVIDIA Corp	61,272,532
87,256	*	NXP Semiconductors NV	10,498,642
170,427	*	ON Semiconductor Corp	4,216,364
28,725	*	Qorvo, Inc	2,061,593
80,244		Skyworks Solutions, Inc	7,800,519
80,534		Teradyne, Inc	3,691,679
439,746		Texas Instruments, Inc	48,226,944
4,275		Versum Materials, Inc	157,320
103,562		Xilinx, Inc	7,562,097
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	292,918,687

SOFTWARE & SERVICES - 25.7%
273,492		Accenture plc	43,950,164
322,112		Activision Blizzard, Inc	23,878,163
215,206	*	Adobe Systems, Inc	42,989,551
21,068		Alliance Data Systems Corp	5,407,313
130,699	*	Alphabet, Inc (Class A)	154,514,972
132,765	*	Alphabet, Inc (Class C)	155,327,084
36,858	*	Ansys, Inc	5,958,096
39,634	*	Atlassian Corp plc	2,139,840
73,950	*	Autodesk, Inc	8,550,099
194,938		Automatic Data Processing, Inc	24,100,185
47,249	*	Black Knight, Inc	2,338,825
58,167		Booz Allen Hamilton Holding Co	2,278,983
51,006		Broadridge Financial Solutions, Inc	4,917,488
119,590	*	Cadence Design Systems, Inc	5,364,807
55,475		CDK Global, Inc	3,954,813
67,357	*	Citrix Systems, Inc	6,248,035
254,744		Cognizant Technology Solutions Corp (Class A)	19,864,937
15,344	*	CoStar Group, Inc	5,310,712
70,111		CSRA, Inc	2,333,294
89,237	*	Dell Technologies, Inc-VMware Inc	6,398,293
2,634		DST Systems, Inc	219,597
125,256		DXC Technology Co	12,469,235
130,488	*	Electronic Arts, Inc	16,566,756
21,604	*	Euronet Worldwide, Inc	2,027,967
1,021,903	*	Facebook, Inc	190,983,452
219

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

81,364		Fidelity National Information Services, Inc	$8,328,419
21,589	*	First American Corp	1,022,455
205,696	*	First Data Corp	3,640,819
91,609	*	Fiserv, Inc	12,902,212
38,641	*	FleetCor Technologies, Inc	8,211,213
63,221	*	Fortinet, Inc	2,910,695
37,830	*	Gartner, Inc	5,248,534
65,525		Genpact Ltd	2,223,918
65,991		Global Payments, Inc	7,376,474
54,322	*	GoDaddy, Inc	3,000,204
12,770	*	Guidewire Software, Inc	1,014,577
30,297	*	IAC/InterActiveCorp	4,392,156
255,776		International Business Machines Corp	41,870,531
106,624		Intuit, Inc	17,902,170
36,135		Jack Henry & Associates, Inc	4,504,589
13,923		LogMeIn, Inc	1,751,513
35,871	*	Manhattan Associates, Inc	1,894,706
414,546		MasterCard, Inc (Class A)	70,058,274
15,899	*,e	Match Group, Inc	555,511
3,287,450		Microsoft Corp	312,340,624
104,586		Oracle Corp	5,395,592
104,771	*	Pandora Media, Inc	500,805
138,852		Paychex, Inc	9,476,649
494,473	*	PayPal Holdings, Inc	42,188,436
49,711	*	PTC, Inc	3,612,995
76,833	*	Red Hat, Inc	10,094,320
69,266		Sabre Corp	1,438,655
298,793	*	salesforce.com, Inc	34,035,511
72,709	*	ServiceNow, Inc	10,824,189
60,293	*	Splunk, Inc	5,569,264
106,350	*	Square, Inc	4,988,879
68,829		SS&C Technologies Holdings, Inc	3,460,722
11,286		Switch, Inc	183,059
265,477		Symantec Corp	7,228,939
5,053	*	Synopsys, Inc	467,958
31,981	*	Tableau Software, Inc	2,456,461
48,320	*	Take-Two Interactive Software, Inc	6,120,694
78,780		Total System Services, Inc	7,000,391
18,068	*	Twitter, Inc	466,335
14,980	*	Tyler Technologies, Inc	3,018,620
12,361	*	Ultimate Software Group, Inc	2,878,753
37,234	*,e	VeriSign, Inc	4,278,931
799,729		Visa, Inc (Class A)	99,350,334
30,959	*,e	VMware, Inc (Class A)	3,832,415
199,593		Western Union Co	4,149,538
13,511	*	WEX, Inc	2,091,638
57,708	*	Workday, Inc	6,918,612
125,125	*	Worldpay, Inc	10,048,789
16,885	*	Zillow Group, Inc	756,279
31,710	*,e	Zillow Group, Inc (Class C)	1,409,827
		TOTAL SOFTWARE & SERVICES	1,553,485,845
220

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
133,229		Amphenol Corp (Class A)	$12,359,654
2,253,382		Apple, Inc	377,283,748
23,088	*	Arista Networks, Inc	6,368,132
64,813		CDW Corp	4,847,364
72,031		Cognex Corp	4,492,574
10,598	*	Coherent, Inc	2,750,393
41,915	*	CommScope Holding Co, Inc	1,619,176
21,053		Corning, Inc	657,275
29,850	*	F5 Networks, Inc	4,314,519
31,512		Flir Systems, Inc	1,613,730
15,473	*	IPG Photonics Corp	3,898,422
9,767		Motorola, Inc	971,426
39,109		National Instruments Corp	1,953,103
52,156	*	NCR Corp	1,956,372
101,367		NetApp, Inc	6,234,071
38,829	*	Palo Alto Networks, Inc	6,129,934
88,670	*	Trimble Navigation Ltd	3,910,347
18,024		Universal Display Corp	2,873,026
18,781		Western Digital Corp	1,671,133
22,765	*	Zebra Technologies Corp (Class A)	2,803,737
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	448,708,136

TELECOMMUNICATION SERVICES - 0.9%
79,024	*	T-Mobile US, Inc	5,144,463
897,337		Verizon Communications, Inc	48,519,011
80,579	*	Zayo Group Holdings, Inc	2,957,249
		TOTAL TELECOMMUNICATION SERVICES	56,620,723

TRANSPORTATION - 2.8%
42,999		Alaska Air Group, Inc	2,826,324
81,031		American Airlines Group, Inc	4,401,604
61,164		CH Robinson Worldwide, Inc	5,594,059
1,413		Copa Holdings S.A. (Class A)	195,460
336,759		CSX Corp	19,117,808
54,604		Expeditors International of Washington, Inc	3,546,530
108,510		FedEx Corp	28,481,705
37,597		J.B. Hunt Transport Services, Inc	4,542,846
18,377		Landstar System, Inc	2,040,766
16,550		Old Dominion Freight Line	2,423,748
242,307		Southwest Airlines Co	14,732,266
312,255		Union Pacific Corp	41,686,042
300,527		United Parcel Service, Inc (Class B)	38,263,098
38,392	*	XPO Logistics, Inc	3,625,740
		TOTAL TRANSPORTATION	171,477,996

UTILITIES - 0.0%
25,582		NRG Energy, Inc	665,388
		TOTAL UTILITIES	665,388

		TOTAL COMMON STOCKS	6,047,897,225
		(Cost $3,732,558,235)
221

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.3%
$15,050,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	$15,050,000
		TOTAL GOVERNMENT AGENCY DEBT			15,050,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
55,390,126	c	State Street Navigator Securities Lending Government Money Market Portfolio			55,390,126
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			55,390,126

		TOTAL SHORT-TERM INVESTMENTS			70,440,126
		(Cost $70,440,126)
		TOTAL INVESTMENTS - 101.1%			6,118,337,351
		(Cost $3,802,998,361)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(65,496,791)
		NET ASSETS - 100.0%			$6,052,840,560

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $54,705,029.
222

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
50,018		Adient plc	$3,241,166
97,645		BorgWarner, Inc	5,493,508
2,032,840		Ford Motor Co	22,300,255
671,431		General Motors Co	28,475,389
53,769		Gentex Corp	1,273,250
126,484		Goodyear Tire & Rubber Co	4,404,173
25,808	e	Harley-Davidson, Inc	1,250,655
6,337		Lear Corp	1,223,928
		TOTAL AUTOMOBILES & COMPONENTS	67,662,324

BANKS - 13.2%
82,263		Associated Banc-Corp	2,036,009
5,061,588		Bank of America Corp	161,970,816
22,974		Bank of Hawaii Corp	1,922,235
33,213		Bank of the Ozarks, Inc	1,658,989
55,958		BankUnited	2,296,516
409,750		BB&T Corp	22,614,102
13,031		BOK Financial Corp	1,259,967
66,866		CIT Group, Inc	3,389,438
1,380,661		Citigroup, Inc	108,354,275
254,360		Citizens Financial Group, Inc	11,675,124
91,373		Comerica, Inc	8,700,537
50,476		Commerce Bancshares, Inc	2,953,351
29,942		Cullen/Frost Bankers, Inc	3,186,128
71,500		East West Bancorp, Inc	4,712,565
364,158		Fifth Third Bancorp	12,053,630
28,963		First Hawaiian, Inc	837,031
155,445		First Horizon National Corp	3,087,138
16,297		First Republic Bank	1,459,396
169,603		FNB Corp	2,433,803
560,764		Huntington Bancshares, Inc	9,073,162
1,802,794		JPMorgan Chase & Co	208,529,182
558,143		Keycorp	11,944,260
73,917		M&T Bank Corp	14,101,885
248,607		New York Community Bancorp, Inc	3,520,275
64,464		PacWest Bancorp	3,379,848
168,630		People’s United Financial, Inc	3,316,952
24,048		Pinnacle Financial Partners, Inc	1,522,238
253,114		PNC Financial Services Group, Inc	39,997,074
54,273		Popular, Inc	2,205,655
33,227		Prosperity Bancshares, Inc	2,518,607
608,918		Regions Financial Corp	11,709,493
11,746	*	Signature Bank	1,808,884
247,755		SunTrust Banks, Inc	17,516,279
223

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,206	*	SVB Financial Group	$1,776,639
60,111		Synovus Financial Corp	3,028,993
88,204		TCF Financial Corp	1,891,976
28,690		TFS Financial Corp	419,448
812,565		US Bancorp	46,429,964
49,886		Webster Financial Corp	2,824,545
2,310,406		Wells Fargo & Co	151,978,507
22,625	*	Western Alliance Bancorp	1,327,183
102,957		Zions Bancorporation	5,562,767
		TOTAL BANKS	902,984,866

CAPITAL GOODS - 6.4%
7,135		Acuity Brands, Inc	1,101,929
79,872	*	Aecom Technology Corp	3,123,794
32,513		AGCO Corp	2,361,094
44,459		Air Lease Corp	2,161,597
97,837		Ametek, Inc	7,464,963
223,844		Arconic, Inc	6,728,751
31,253		Carlisle Cos, Inc	3,569,405
28,425		Caterpillar, Inc	4,627,022
47,045	*	Colfax Corp	1,882,741
24,045		Crane Co	2,403,057
56,070		Cummins, Inc	10,541,160
4,556		Donaldson Co, Inc	230,807
71,397		Dover Corp	7,583,075
232,165		Eaton Corp	19,494,895
286,698		Emerson Electric Co	20,708,197
68,504		Flowserve Corp	3,104,601
71,473		Fluor Corp	4,338,411
15,995		Fortive Corp	1,215,940
5,754		Fortune Brands Home & Security, Inc	408,131
79,663		General Dynamics Corp	17,723,424
3,738,275		General Electric Co	60,447,907
46,518		Harris Corp	7,414,039
16,397		Hexcel Corp	1,120,735
165,384		Honeywell International, Inc	26,406,863
10,661		Hubbell, Inc	1,449,363
3,921		Huntington Ingalls	931,394
2,553		IDEX Corp	366,304
65,041		Ingersoll-Rand plc	6,154,830
43,225		ITT, Inc	2,420,600
63,254		Jacobs Engineering Group, Inc	4,393,623
486,265		Johnson Controls International plc	19,027,549
40,314		L3 Technologies, Inc	8,565,112
1,449		Lennox International, Inc	315,752
13,304		Lockheed Martin Corp	4,720,924
60,777		Masco Corp	2,714,301
13,197		MSC Industrial Direct Co (Class A)	1,238,934
30,264		Orbital ATK, Inc	3,991,822
39,752		Oshkosh Truck Corp	3,606,301
59,102		Owens Corning, Inc	5,494,713
178,382		PACCAR, Inc	13,300,162
9,751		Parker-Hannifin Corp	1,964,046
224

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

85,127		Pentair plc	$6,086,581
59,518	*	Quanta Services, Inc	2,290,848
95,398		Raytheon Co	19,932,458
24,068		Regal-Beloit Corp	1,874,897
2,961		Roper Industries, Inc	830,827
45,522	*	Sensata Technologies Holding BV	2,560,613
25,249		Snap-On, Inc	4,325,406
59,677		Spirit Aerosystems Holdings, Inc (Class A)	6,108,538
71,871		Stanley Works	11,947,116
17,612	*	Teledyne Technologies, Inc	3,362,483
38,986		Terex Corp	1,833,122
136,880		Textron, Inc	8,030,750
37,275		Timken Co	1,958,801
78,283		Trinity Industries, Inc	2,698,415
389,723		United Technologies Corp	53,785,671
44,419	*	USG Corp	1,717,239
11,863		Valmont Industries, Inc	1,940,787
1,670		W.W. Grainger, Inc	450,332
31,501	e	Wabtec Corp	2,552,841
23,292	*	WESCO International, Inc	1,587,350
45,606		Xylem, Inc	3,295,490
		TOTAL CAPITAL GOODS	435,988,833

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
8,443	*	Clean Harbors, Inc	467,236
11,888		Dun & Bradstreet Corp	1,470,902
84,658	*	IHS Markit Ltd	4,040,726
34,075		Manpower, Inc	4,477,114
184,985		Nielsen NV	6,920,289
99,742		Pitney Bowes, Inc	1,407,360
118,403		Republic Services, Inc	8,146,126
42,882	*	Stericycle, Inc	3,231,588
38,850		Waste Management, Inc	3,435,505
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	33,596,846

CONSUMER DURABLES & APPAREL - 1.1%
8,188		Brunswick Corp	514,043
41,955		CalAtlantic Group, Inc	2,354,934
79,126		DR Horton, Inc	3,881,130
61,213	*	Garmin Ltd	3,852,746
15,282		Hasbro, Inc	1,445,219
14,073		Leggett & Platt, Inc	654,535
7,076		Lennar Corp (B Shares)	358,329
106,639		Lennar Corp (Class A)	6,682,000
144,898	e	Mattel, Inc	2,295,184
67,667	*	Michael Kors Holdings Ltd	4,466,022
30,112	*	Mohawk Industries, Inc	8,463,279
254,492		Newell Rubbermaid, Inc	6,728,768
102,102		Pulte Homes, Inc	3,249,907
41,325		PVH Corp	6,408,681
27,938		Ralph Lauren Corp	3,193,593
40,632	*	Skechers U.S.A., Inc (Class A)	1,673,632
121,291		Tapestry, Inc	5,705,529
225

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,938	*	Tempur Sealy International, Inc	$890,902
37,883		Toll Brothers, Inc	1,764,590
24,945	*,e	Under Armour, Inc	320,543
24,609	*,e	Under Armour, Inc (Class A)	341,081
45,483		VF Corp	3,690,491
33,946		Whirlpool Corp	6,158,483
		TOTAL CONSUMER DURABLES & APPAREL	75,093,621

CONSUMER SERVICES - 0.8%
73,487		ARAMARK Holdings Corp	3,366,440
211,513		Carnival Corp	15,146,446
44,725		Extended Stay America, Inc	904,787
2,314		Graham Holdings Co	1,375,557
93,628		H&R Block, Inc	2,484,887
14,164		Hilton Worldwide Holdings, Inc	1,213,147
24,593	*	Hyatt Hotels Corp	1,999,411
58,534		International Game Technology plc	1,701,583
237,852		MGM Resorts International	8,669,705
94,726	*	Norwegian Cruise Line Holdings Ltd	5,753,657
89,527		Royal Caribbean Cruises Ltd	11,956,331
27,394		Yum China Holdings, Inc	1,270,808
		TOTAL CONSUMER SERVICES	55,842,759

DIVERSIFIED FINANCIALS - 6.7%
28,661		Affiliated Managers Group, Inc	5,721,595
209,767		AGNC Investment Corp	3,941,522
232,209		Ally Financial, Inc	6,912,862
375,553		American Express Co	37,329,968
8,291		Ameriprise Financial, Inc	1,398,692
588,225		Annaly Capital Management, Inc	6,199,891
517,282		Bank of New York Mellon Corp	29,329,889
90,235		BGC Partners, Inc (Class A)	1,291,263
65,016		BlackRock, Inc	36,525,989
234,230		Capital One Financial Corp	24,350,551
125,917		Charles Schwab Corp	6,716,413
101,058		Chimera Investment Corp	1,716,975
176,914		CME Group, Inc	27,152,761
593	*,e	Credit Acceptance Corp	195,518
188,601		Discover Financial Services	15,050,360
143,110	*	E*TRADE Financial Corp	7,541,897
38,029		Federated Investors, Inc (Class B)	1,318,846
173,214		Franklin Resources, Inc	7,346,006
183,902		Goldman Sachs Group, Inc	49,265,507
36,279		Interactive Brokers Group, Inc (Class A)	2,321,493
160,100		IntercontinentalExchange Group, Inc	11,821,784
176,430		Invesco Ltd	6,374,416
290,705		iShares Russell 1000 Value Index Fund	37,512,573
6,589		Lazard Ltd (Class A)	385,918
34,436		Legg Mason, Inc	1,467,662
124,867		Leucadia National Corp	3,380,150
198,872		MFA Mortgage Investments, Inc	1,423,924
671,817		Morgan Stanley	37,991,251
27		Morningstar, Inc	2,595
226

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

58,058		NASDAQ OMX Group, Inc	$4,697,473
131,333		Navient Corp	1,871,495
160,450		New Residential Investment Corp	2,774,180
108,366		Northern Trust Corp	11,420,693
33,765	*	OneMain Holdings, Inc	1,104,453
48,364		Raymond James Financial, Inc	4,661,806
77,929		Santander Consumer USA Holdings, Inc	1,344,275
216,691	*	SLM Corp	2,478,945
141,337		Starwood Property Trust, Inc	2,881,861
184,743		State Street Corp	20,353,136
408,177		Synchrony Financial	16,196,463
103,109		T Rowe Price Group, Inc	11,510,058
15,030		TD Ameritrade Holding Corp	838,524
89,317		Two Harbors Investment Corp	1,317,426
85,680		Voya Financial, Inc	4,447,649
		TOTAL DIVERSIFIED FINANCIALS	459,886,708

ENERGY - 10.9%
284,994		Anadarko Petroleum Corp	17,113,890
81,017		Andeavor	8,762,799
62,717	*	Antero Resources Corp	1,218,591
186,661		Apache Corp	8,375,479
218,997		Baker Hughes a GE Co	7,040,754
72,392		Cabot Oil & Gas Corp	1,907,529
70,060	*	Centennial Resource Development, Inc	1,429,925
37,616	*	Cheniere Energy, Inc	2,127,561
445,062	*,e	Chesapeake Energy Corp	1,557,717
986,662		Chevron Corp	123,678,082
3,556		Cimarex Energy Co	398,983
121,691	*	CNX Resources Corp	1,704,891
76,877	*	Concho Resources, Inc	12,103,515
623,124		ConocoPhillips	36,645,922
15,273	*	CONSOL Energy, Inc	495,303
27,556	*	Continental Resources, Inc	1,530,185
253,295	*	Devon Energy Corp	10,478,814
38,820	*	Diamondback Energy, Inc	4,871,910
51,162	*	Energen Corp	2,672,191
273,286		EOG Resources, Inc	31,427,890
106,940		EQT Corp	5,805,773
62,553	*	Extraction Oil & Gas, Inc	881,997
2,213,342		Exxon Mobil Corp	193,224,757
78,209	*	Gulfport Energy Corp	795,386
145,750		Halliburton Co	7,826,775
55,782	e	Helmerich & Payne, Inc	4,017,977
146,209		Hess Corp	7,385,017
90,996		HollyFrontier Corp	4,364,168
999,439		Kinder Morgan, Inc	17,969,913
122,412	*	Kosmos Energy LLC	845,867
438,847		Marathon Oil Corp	7,982,627
251,300		Marathon Petroleum Corp	17,407,551
87,885		Murphy Oil Corp	2,821,108
173,481		Nabors Industries Ltd	1,360,091
196,905		National Oilwell Varco, Inc	7,222,475
227

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

248,867		Noble Energy, Inc	$7,595,421
398,773		Occidental Petroleum Corp	29,896,012
52,185		Oceaneering International, Inc	1,079,186
44,049	*	Parsley Energy, Inc	1,039,556
113,441		Patterson-UTI Energy, Inc	2,679,476
58,399		PBF Energy, Inc	1,888,040
227,239		Phillips 66	23,269,274
87,772		Pioneer Natural Resources Co	16,054,377
125,601	*	Questar Market Resources, Inc	1,175,625
119,470		Range Resources Corp	1,702,447
523	e	RPC, Inc	10,565
34,875	*	RSP Permian, Inc	1,383,840
723,331		Schlumberger Ltd	53,222,695
57,617		SM Energy Co	1,345,357
269,360	*	Southwestern Energy Co	1,142,086
112,026		Targa Resources Investments, Inc	5,377,248
210,538	*	Transocean Ltd (NYSE)	2,271,705
227,671		Valero Energy Corp	21,849,586
457,845	*	Weatherford International Ltd	1,803,909
46,770	*	Whiting Petroleum Corp	1,305,818
368,970		Williams Cos, Inc	11,581,968
36,986		World Fuel Services Corp	1,031,540
197,727	*	WPX Energy, Inc	2,912,519
		TOTAL ENERGY	747,071,663

FOOD & STAPLES RETAILING - 2.4%
20,467		Casey’s General Stores, Inc	2,478,758
531,700		CVS Health Corp	41,839,473
212,159		Kroger Co	6,441,147
288,816	*,e	Rite Aid Corp	629,619
104,988	*	US Foods Holding Corp	3,373,265
370,542		Walgreens Boots Alliance, Inc	27,886,991
749,679		Wal-Mart Stores, Inc	79,915,781
		TOTAL FOOD & STAPLES RETAILING	162,565,034

FOOD, BEVERAGE & TOBACCO - 3.8%
288,422		Archer Daniels Midland Co	12,387,725
1,668		Brown-Forman Corp	115,092
4,594		Brown-Forman Corp (Class B)	318,364
72,051		Bunge Ltd	5,723,011
33,556		Campbell Soup Co	1,562,032
505,362		Coca-Cola Co	24,050,177
203,332		ConAgra Foods, Inc	7,726,616
94,711		Flowers Foods, Inc	1,857,283
88,026		General Mills, Inc	5,148,641
54,526	*	Hain Celestial Group, Inc	2,079,622
6,184		Hershey Co	682,281
138,189		Hormel Foods Corp	4,744,028
37,992		Ingredion, Inc	5,457,171
58,268		J.M. Smucker Co	7,393,626
10,394		Kellogg Co	707,935
313,733		Kraft Heinz Co	24,593,530
56,471		Lamb Weston Holdings, Inc	3,309,201
228

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

89,368		Molson Coors Brewing Co (Class B)	$7,508,699
764,021		Mondelez International, Inc	33,922,532
97,575		PepsiCo, Inc	11,738,272
735,678		Philip Morris International, Inc	78,886,752
3,181	e	Pilgrim’s Pride Corp	88,336
59,954		Pinnacle Foods, Inc	3,713,551
33,779	*	Post Holdings, Inc	2,556,057
137		Seaboard Corp	594,032
21,179	*	TreeHouse Foods, Inc	998,802
144,278		Tyson Foods, Inc (Class A)	10,980,999
		TOTAL FOOD, BEVERAGE & TOBACCO	258,844,367

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
883,302		Abbott Laboratories	54,906,052
42,536	*	Acadia Healthcare Co, Inc	1,449,627
112,650		Aetna Inc	21,045,273
133,878		Anthem, Inc	33,181,662
234,668		Baxter International, Inc	16,903,136
97,103	*	Brookdale Senior Living, Inc	922,478
164,181		Cardinal Health, Inc	11,786,554
76,639	*	Centene Corp	8,218,766
15,430		Cigna Corp	3,214,840
5,692		Cooper Cos, Inc	1,392,662
320,287		Danaher Corp	32,438,668
78,995	*	DaVita, Inc	6,164,770
115,959		Dentsply Sirona, Inc	7,051,467
61,010	*	Envision Healthcare Corp	2,195,750
274,532	*	Express Scripts Holding Co	21,737,444
139,262	*	HCA Holdings, Inc	14,087,744
2,403		Hill-Rom Holdings, Inc	205,048
65,105	*	Hologic, Inc	2,779,983
4,818		Humana, Inc	1,357,857
52,989	*	Laboratory Corp of America Holdings	9,246,580
17,287	*	LifePoint Hospitals, Inc	854,842
98,629		McKesson Corp	16,656,466
44,744	*	MEDNAX, Inc	2,362,931
654,875		Medtronic plc	56,247,214
38,550		Patterson Cos, Inc	1,383,559
18,600	*	Premier, Inc	603,570
70,823		Quest Diagnostics, Inc	7,494,490
44,389		STERIS Plc	4,035,848
20,023		Teleflex, Inc	5,561,388
45,757		Universal Health Services, Inc (Class B)	5,559,476
1,875	*	WellCare Health Plans, Inc	394,463
105,620		Zimmer Biomet Holdings, Inc	13,426,414
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	364,867,022

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
10,388		Clorox Co	1,471,876
379,995		Colgate-Palmolive Co	28,210,829
245,812		Coty, Inc	4,820,373
30,023	*	Edgewell Personal Care Co	1,695,099
28,036		Kimberly-Clark Corp	3,280,212
229

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

19,928		Nu Skin Enterprises, Inc (Class A)	$1,431,627
1,265,879		Procter & Gamble Co	109,295,993
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	150,206,009

INSURANCE - 7.7%
204,349		Aflac, Inc	18,023,582
7,841	*	Alleghany Corp	4,921,796
136,824		Allstate Corp	13,514,106
36,394		American Financial Group, Inc	4,124,896
413,014		American International Group, Inc	26,399,855
3,746		American National Insurance Co	473,457
54,276	*	Arch Capital Group Ltd	4,935,859
29,555		Arthur J. Gallagher & Co	2,019,198
22,185		Aspen Insurance Holdings Ltd	828,610
21,446		Assurant, Inc	1,961,880
63,172		Assured Guaranty Ltd	2,248,291
56,902	*	Athene Holding Ltd	2,854,204
44,274		Axis Capital Holdings Ltd	2,237,165
1,004,134	*	Berkshire Hathaway, Inc (Class B)	215,266,247
44,172	*	Brighthouse Financial, Inc	2,838,493
61,738		Brown & Brown, Inc	3,240,010
243,305		Chubb Ltd	37,992,076
79,106		Cincinnati Financial Corp	6,083,251
14,382		CNA Financial Corp	778,929
3,578		Erie Indemnity Co (Class A)	424,923
21,600		Everest Re Group Ltd	4,963,680
56,228		First American Financial Corp	3,321,388
136,060		FNF Group	5,303,619
20,519		Hanover Insurance Group, Inc	2,321,725
185,038		Hartford Financial Services Group, Inc	10,872,833
114,635		Lincoln National Corp	9,491,778
143,754		Loews Corp	7,424,894
7,186	*	Markel Corp	8,247,300
14,892		Mercury General Corp	728,963
472,065		Metlife, Inc	22,692,165
120,676		Old Republic International Corp	2,593,327
139,100		Principal Financial Group	9,403,160
25,305		ProAssurance Corp	1,384,183
223,294		Prudential Financial, Inc	26,531,793
34,122		Reinsurance Group of America, Inc (Class A)	5,345,211
19,971		RenaissanceRe Holdings Ltd	2,539,113
58,824		Torchmark Corp	5,344,160
143,479		Travelers Cos, Inc	21,510,372
116,345		UnumProvident Corp	6,188,391
41,558		Validus Holdings Ltd	2,813,477
48,621		W.R. Berkley Corp	3,548,361
1,869		White Mountains Insurance Group Ltd	1,569,773
65,957		Willis Towers Watson plc	10,584,120
92,428		XL Group Ltd	3,405,048
		TOTAL INSURANCE	529,295,662

MATERIALS - 3.0%
111,236		Air Products & Chemicals, Inc	18,728,805
230

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

46,153		Albemarle Corp	$5,150,213
97,483		Alcoa Corp	5,071,066
25,480		Aptargroup, Inc	2,227,462
2,610		Ardagh Group S.A.	52,200
33,458		Ashland Global Holdings, Inc	2,428,716
2,613		Avery Dennison Corp	320,563
82,168		Ball Corp	3,145,391
47,546		Bemis Co, Inc	2,222,300
32,554		Cabot Corp	2,201,953
27,986		Celanese Corp (Series A)	3,026,966
122,723		CF Industries Holdings, Inc	5,208,364
20,862	*	Crown Holdings, Inc	1,211,039
33,932		Domtar Corp	1,742,748
637,523		DowDuPont, Inc	48,183,988
75,190		Eastman Chemical Co	7,457,344
562,638	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	10,971,441
50,228		Graphic Packaging Holding Co	811,182
55,318		Huntsman Corp	1,912,343
20,468		International Paper Co	1,286,618
95,159		LyondellBasell Industries AF S.C.A	11,403,855
3,372		Martin Marietta Materials, Inc	769,389
186,670		Mosaic Co	5,096,091
346		NewMarket Corp	137,566
277,602		Newmont Mining Corp	11,245,657
166,127		Nucor Corp	11,123,864
86,896		Olin Corp	3,239,483
19,751	*	Owens-Illinois, Inc	458,618
61,961	*	Platform Specialty Products Corp	725,563
8,046		PPG Industries, Inc	955,302
17,401		Praxair, Inc	2,810,088
38,359		Reliance Steel & Aluminum Co	3,359,865
21,247		Royal Gold, Inc	1,890,983
6,041		RPM International, Inc	315,340
1,577		Scotts Miracle-Gro Co (Class A)	142,356
46,048		Sealed Air Corp	2,180,373
50,687		Sonoco Products Co	2,752,811
5,055	e	Southern Copper Corp (NY)	245,420
104,173		Steel Dynamics, Inc	4,729,454
161,694		Tahoe Resources, Inc	709,837
90,445		United States Steel Corp	3,383,547
108,873		Valvoline, Inc	2,683,719
4,954		Vulcan Materials Co	670,772
9,660		Westlake Chemical Corp	1,087,716
128,313		WestRock Co	8,549,495
		TOTAL MATERIALS	204,027,866

MEDIA - 2.3%
31,620	*	Charter Communications, Inc	11,928,645
51,613		Cinemark Holdings, Inc	1,899,358
183,753		Comcast Corp (Class A)	7,815,015
83,728	*,e	Discovery Communications, Inc (Class A)	2,099,061
110,042	*	Discovery Communications, Inc (Class C)	2,625,602
28,005	*	DISH Network Corp (Class A)	1,313,435
231

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

32,412		Interpublic Group of Cos, Inc	$709,499
23,016		John Wiley & Sons, Inc (Class A)	1,459,214
13,981	*	Liberty Broadband Corp (Class A)	1,323,162
52,786	*	Liberty Broadband Corp (Class C)	5,043,702
13,075	*	Liberty Media Group (Class A)	466,516
98,129	*	Liberty Media Group (Class C)	3,698,482
47,885	*	Liberty SiriusXM Group (Class A)	2,155,304
92,910	*	Liberty SiriusXM Group (Class C)	4,163,297
10,231	*,e	Lions Gate Entertainment Corp (Class A)	346,217
19,089	*	Lions Gate Entertainment Corp (Class B)	610,848
8,955	*	Madison Square Garden Co	1,932,847
191,375		News Corp	3,274,426
66,212		News Corp (Class B)	1,155,399
43,453		Regal Entertainment Group (Class A)	994,205
20,874		Scripps Networks Interactive (Class A)	1,836,703
46,772	e	Sirius XM Holdings, Inc	285,777
114,586		TEGNA, Inc	1,658,060
405,103		Time Warner, Inc	38,626,571
41,009		Tribune Co	1,746,573
513,987		Twenty-First Century Fox, Inc	18,966,120
215,891		Twenty-First Century Fox, Inc (Class B)	7,877,863
5,513		Viacom, Inc	214,731
179,599		Viacom, Inc (Class B)	6,002,199
255,140		Walt Disney Co	27,726,064
		TOTAL MEDIA	159,954,895

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
127,059		Agilent Technologies, Inc	9,329,942
2,631	*	Agios Pharmaceuticals, Inc	207,218
2,522	*	Akorn, Inc	81,259
20,798	*	Alexion Pharmaceuticals, Inc	2,481,617
175,441		Allergan plc	31,624,995
5,483	*	Alnylam Pharmaceuticals, Inc	712,680
273,646		Amgen, Inc	50,911,838
6,797	*	Biogen Idec, Inc	2,364,065
11,151	*	Bio-Rad Laboratories, Inc (Class A)	2,882,868
437,138		Bristol-Myers Squibb Co	27,364,839
35,128		Bruker BioSciences Corp	1,250,908
117,494	*	Endo International plc	811,884
192,694		Gilead Sciences, Inc	16,147,757
11,739	*,e	Intrexon Corp	152,607
28,861	*	IQVIA Holdings, Inc	2,949,306
1,192,413		Johnson & Johnson	164,779,553
38,054	*	Juno Therapeutics, Inc	3,265,414
53,600	*	Mallinckrodt plc	968,016
278,230	*	Mylan NV	11,922,155
150,774	*,e	Opko Health, Inc	672,452
46,872		PerkinElmer, Inc	3,757,260
68,526		Perrigo Co plc	6,209,826
3,087,386		Pfizer, Inc	114,356,777
75,599	*	QIAGEN NV	2,531,810
1,350,866		Schering-Plough Corp	80,038,811
113,804		Thermo Fisher Scientific, Inc	25,504,614
232

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,776	*	United Therapeutics Corp	$2,938,104
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	566,218,575

REAL ESTATE - 4.4%
48,798		Alexandria Real Estate Equities, Inc	6,329,101
72,820		American Campus Communities, Inc	2,800,657
123,382		American Homes 4 Rent	2,565,112
82,022		Apartment Investment & Management Co (Class A)	3,431,800
106,601		Apple Hospitality REIT, Inc	2,077,654
72,199		AvalonBay Communities, Inc	12,302,710
67,855		Boston Properties, Inc	8,394,342
79,555		Brandywine Realty Trust	1,427,217
153,112		Brixmor Property Group, Inc	2,485,008
48,301		Camden Property Trust	4,180,935
84,106	*	CBRE Group, Inc	3,842,803
286,381		Colony NorthStar, Inc	2,571,701
62,030		Columbia Property Trust, Inc	1,357,837
61,172		CoreCivic, Inc	1,419,802
53,801		Corporate Office Properties Trust	1,468,767
30,015		CubeSmart	826,313
5,435		CyrusOne, Inc	313,545
47,053		DCT Industrial Trust, Inc	2,785,067
154,648		DDR Corp	1,255,742
26,113		Digital Realty Trust, Inc	2,923,350
15,555		Douglas Emmett, Inc	601,512
188,098		Duke Realty Corp	4,967,668
56,253		Empire State Realty Trust, Inc	1,099,746
34,191		Entertainment Properties Trust	2,019,320
60,701	*	Equity Commonwealth	1,815,567
186,456		Equity Residential	11,487,554
33,834		Essex Property Trust, Inc	7,882,645
10,101		Extra Space Storage, Inc	843,231
24,004		Federal Realty Investment Trust	2,899,683
134,147		Forest City Realty Trust, Inc	3,148,430
72,353		Gaming and Leisure Properties, Inc	2,636,543
319,578		GGP, Inc	7,359,881
249,518		HCP, Inc	6,008,393
106,878		Healthcare Trust of America, Inc	2,950,902
49,753		Highwoods Properties, Inc	2,382,174
81,392		Hospitality Properties Trust	2,312,347
378,659		Host Marriott Corp	7,860,961
18,940	*	Howard Hughes Corp	2,385,682
75,848		Hudson Pacific Properties	2,424,861
157,261		Invitation Homes, Inc	3,536,800
18,063		Iron Mountain, Inc	632,747
46,758		JBG SMITH Properties	1,578,083
23,741		Jones Lang LaSalle, Inc	3,711,905
49,530		Kilroy Realty Corp	3,532,480
219,741		Kimco Realty Corp	3,496,079
4,815		Lamar Advertising Co	346,680
79,308		Liberty Property Trust	3,284,144
24,493		Life Storage, Inc	2,035,368
70,474		Macerich Co	4,550,506
233

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

189,445		Medical Properties Trust, Inc	$2,477,941
60,157		Mid-America Apartment Communities, Inc	5,737,173
75,819		National Retail Properties, Inc	3,008,498
102,616		Omega Healthcare Investors, Inc	2,774,737
61,772		Outfront Media, Inc	1,383,693
94,778		Paramount Group, Inc	1,424,513
76,254		Park Hotels & Resorts, Inc	2,204,503
78,986		Piedmont Office Realty Trust, Inc	1,541,807
274,145		Prologis, Inc	17,849,581
66,890		Rayonier, Inc	2,171,249
70,576		Realogy Holdings Corp	1,941,546
142,767		Realty Income Corp	7,593,777
77,892		Regency Centers Corp	4,900,186
108,149		Retail Properties of America, Inc	1,303,195
127,267		Senior Housing Properties Trust	2,205,537
15,520		Simon Property Group, Inc	2,535,502
50,033		SL Green Realty Corp	5,029,317
237,369		Spirit Realty Capital, Inc	1,939,305
84,355		STORE Capital Corp	2,067,541
40,683		Sun Communities, Inc	3,614,278
36,633		Tanger Factory Outlet Centers, Inc	922,419
14,903		Taubman Centers, Inc	918,770
140,394		UDR, Inc	5,128,593
85,582		Uniti Group, Inc	1,354,763
185,638		Ventas, Inc	10,390,159
531,023		VEREIT, Inc	3,823,366
89,606		Vornado Realty Trust	6,422,958
58,399		Weingarten Realty Investors	1,725,690
191,068		Welltower, Inc	11,458,348
387,346		Weyerhaeuser Co	14,540,969
56,232		WP Carey, Inc	3,644,396
		TOTAL REAL ESTATE	298,585,665

RETAILING - 1.6%
26,424		Advance Auto Parts, Inc	3,091,344
30,214	*,e	Autonation, Inc	1,819,487
2,226	*	AutoZone, Inc	1,703,869
71,438		Bed Bath & Beyond, Inc	1,648,789
133,665		Best Buy Co, Inc	9,765,565
15,203	*	Burlington Stores, Inc	1,850,357
8,849		Dick’s Sporting Goods, Inc	278,389
89,663		Dollar General Corp	9,246,048
6,676	*	Dollar Tree, Inc	767,740
59,245		Foot Locker, Inc	2,911,892
52,344	e	GameStop Corp (Class A)	879,903
115,852		Gap, Inc	3,850,920
45,582		Genuine Parts Co	4,743,719
89,296		Kohl’s Corp	5,783,702
103,204		L Brands, Inc	5,169,488
23,550	*	Liberty Expedia Holdings, Inc	1,104,259
88,985	*	Liberty Interactive Corp	2,499,589
42,485	*	Liberty Ventures	2,503,641
138,989	*	LKQ Corp	5,841,708
234

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

159,044		Macy’s, Inc	$4,127,192
12,777	*	Michaels Cos, Inc	343,318
15,722	*	Murphy USA, Inc	1,341,244
17,993		Penske Auto Group, Inc	939,055
46,121	*	Sally Beauty Holdings, Inc	766,070
31,417	e	Signet Jewelers Ltd	1,661,959
287,045		Target Corp	21,591,525
55,624		Tiffany & Co	5,932,300
31,604	*,e	TripAdvisor, Inc	1,095,711
45,260	*	Urban Outfitters, Inc	1,543,819
33,727	e	Williams-Sonoma, Inc	1,727,834
		TOTAL RETAILING	106,530,436

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
162,290		Cypress Semiconductor Corp	2,805,994
42,785	*	First Solar, Inc	2,873,868
2,460,757		Intel Corp	118,460,842
204,853		Marvell Technology Group Ltd	4,779,221
138,703	*	Micron Technology, Inc	6,064,095
11,488	*	Microsemi Corp	709,844
77,157	*	NXP Semiconductors NV	9,283,530
9,953	*	ON Semiconductor Corp	246,237
32,801	*	Qorvo, Inc	2,354,128
772,300		QUALCOMM, INC	52,709,475
8,056		Teradyne, Inc	369,287
46,361		Versum Materials, Inc	1,706,085
7,410		Xilinx, Inc	541,078
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	202,903,684

SOFTWARE & SERVICES - 2.6%
86,594	*	Akamai Technologies, Inc	5,800,932
73,725		Amdocs Ltd	5,042,790
20,417	*	Autodesk, Inc	2,360,614
4,918		Booz Allen Hamilton Holding Co	192,687
162,235		CA, Inc	5,816,125
91,039	*	Conduent, Inc	1,493,040
29,138		DST Systems, Inc	2,429,235
508,759	*	eBay, Inc	20,645,440
73,589		Fidelity National Information Services, Inc	7,532,570
90,665	*	FireEye, Inc	1,367,228
18,519	*	First American Corp	877,060
24,546	*	Guidewire Software, Inc	1,950,180
138,149		International Business Machines Corp	22,614,991
72,573		Leidos Holdings, Inc	4,833,362
10,265		LogMeIn, Inc	1,291,337
148,869	*	Nuance Communications, Inc	2,651,357
1,399,668		Oracle Corp	72,208,872
24,757		Sabre Corp	514,203
8,198		SS&C Technologies Holdings, Inc	412,195
5,125	e	Switch, Inc	83,128
73,486	*	Synopsys, Inc	6,805,538
62,725	*	Teradata Corp	2,540,363
323,632	*	Twitter, Inc	8,352,942
235

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,287	*	WEX, Inc	$663,670
9,092	*	Zillow Group, Inc	407,231
17,877	*,e	Zillow Group, Inc (Class C)	794,811
393,755	*	Zynga, Inc	1,409,643
		TOTAL SOFTWARE & SERVICES	181,091,544

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
93,539	*	ARRIS International plc	2,366,537
46,674	*	Arrow Electronics, Inc	3,796,463
65,689		Avnet, Inc	2,791,783
2,586,853		Cisco Systems, Inc	107,457,874
45,488	*	CommScope Holding Co, Inc	1,757,201
423,274		Corning, Inc	13,214,614
29,295		Dolby Laboratories, Inc (Class A)	1,884,840
25,728	*	EchoStar Corp (Class A)	1,570,952
34,645		Flir Systems, Inc	1,774,170
843,381		Hewlett Packard Enterprise Co	13,831,448
870,493		HP, Inc	20,299,897
87,249		Jabil Circuit, Inc	2,218,742
194,446		Juniper Networks, Inc	5,084,763
98,067	*	Keysight Technologies, Inc	4,581,690
76,674		Motorola, Inc	7,625,996
12,240		National Instruments Corp	611,266
18,501		NetApp, Inc	1,137,812
28,424	*	Trimble Navigation Ltd	1,253,498
132,451		Western Digital Corp	11,785,490
121,352		Xerox Corp	4,141,744
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	209,186,780

TELECOMMUNICATION SERVICES - 2.8%
3,211,534		AT&T, Inc	120,271,948
496,879		CenturyLink, Inc	8,849,415
342,930	*,e	Sprint Corp	1,827,817
53,553		Telephone & Data Systems, Inc	1,468,959
56,028	*	T-Mobile US, Inc	3,647,423
7,672	*	US Cellular Corp	279,030
1,067,426		Verizon Communications, Inc	57,715,724
		TOTAL TELECOMMUNICATION SERVICES	194,060,316

TRANSPORTATION - 1.4%
11,105		Alaska Air Group, Inc	729,932
2,744		Amerco, Inc	1,001,779
128,311		American Airlines Group, Inc	6,969,854
15,395		Copa Holdings S.A. (Class A)	2,129,590
45,209		CSX Corp	2,566,515
341,212		Delta Air Lines, Inc	19,370,605
28,197		Expeditors International of Washington, Inc	1,831,395
31,872	*	Genesee & Wyoming, Inc (Class A)	2,544,979
167,143	*	JetBlue Airways Corp	3,486,603
54,282		Kansas City Southern Industries, Inc	6,140,923
25,961	*	Kirby Corp	1,944,479
42,203		Macquarie Infrastructure Co LLC	2,800,169
151,780		Norfolk Southern Corp	22,900,566
236

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,217		Old Dominion Freight Line	$1,789,180
25,572		Ryder System, Inc	2,225,531
35,806	*	Spirit Airlines, Inc	1,508,149
38,380		Union Pacific Corp	5,123,730
140,140	*	United Continental Holdings, Inc	9,504,295
16,170	*	XPO Logistics, Inc	1,527,095
		TOTAL TRANSPORTATION	96,095,369

UTILITIES - 5.5%
332,153		AES Corp	3,839,689
122,146		Alliant Energy Corp	4,855,304
126,139		Ameren Corp	7,143,252
256,471		American Electric Power Co, Inc	17,640,075
93,347		American Water Works Co, Inc	7,763,670
93,592		Aqua America, Inc	3,388,966
54,429		Atmos Energy Corp	4,512,164
31,029		Avangrid, Inc	1,511,733
191,448	*	Calpine Corp	2,888,950
229,068		Centerpoint Energy, Inc	6,455,136
145,269		CMS Energy Corp	6,500,788
163,181		Consolidated Edison, Inc	13,113,225
335,281		Dominion Resources, Inc	25,628,880
93,026		DTE Energy Co	9,827,267
366,680		Duke Energy Corp	28,784,380
166,060		Edison International	10,383,732
94,631		Entergy Corp	7,446,513
166,345		Eversource Energy	10,494,706
499,668		Exelon Corp	19,242,215
236,712		FirstEnergy Corp	7,787,825
108,176		Great Plains Energy, Inc	3,366,437
55,719		Hawaiian Electric Industries, Inc	1,900,575
101,936		MDU Resources Group, Inc	2,699,265
43,487		National Fuel Gas Co	2,424,400
244,691		NextEra Energy, Inc	38,763,948
167,269		NiSource, Inc	4,128,199
126,014		NRG Energy, Inc	3,277,624
100,004		OGE Energy Corp	3,220,129
265,696		PG&E Corp	11,273,481
57,139		Pinnacle West Capital Corp	4,568,263
359,057		PPL Corp	11,443,147
261,527		Public Service Enterprise Group, Inc	13,565,405
69,189		SCANA Corp	2,811,841
130,456		Sempra Energy	13,961,401
520,454		Southern Co	23,477,680
87,746		UGI Corp	4,016,134
41,811		Vectren Corp	2,535,001
126,944		Vistra Energy Corp	2,475,408
165,696		WEC Energy Group, Inc	10,654,253
76,549		Westar Energy, Inc	3,954,521
262,498		Xcel Energy, Inc	11,980,408
		TOTAL UTILITIES	375,705,990

		TOTAL COMMON STOCKS	6,838,266,834
		(Cost $5,296,260,341)
237

TIAA-CREF FUNDS - Large-Cap Value Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.2%
$13,300,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	$13,300,000
		TOTAL GOVERNMENT AGENCY DEBT			13,300,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
26,690,848	c	State Street Navigator Securities Lending Government Money Market Portfolio			26,690,848
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			26,690,848

		TOTAL SHORT-TERM INVESTMENTS			39,990,848
		(Cost $39,990,848)
		TOTAL INVESTMENTS - 100.5%			6,878,257,682
		(Cost $5,336,251,189)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(33,355,498)
		NET ASSETS - 100.0%			$6,844,902,184

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,660,553.
238

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 0.6%
40,983		BorgWarner, Inc	$2,305,704
54,769	*	Delphi Automotive plc	5,196,483
817,395		Ford Motor Co	8,966,823
263,839		General Motors Co	11,189,412
51,266		Goodyear Tire & Rubber Co	1,785,082
34,738	e	Harley-Davidson, Inc	1,683,403
		TOTAL AUTOMOBILES & COMPONENTS	31,126,907

BANKS - 6.7%
2,007,345		Bank of America Corp	64,235,040
162,760		BB&T Corp	8,982,724
547,768		Citigroup, Inc	42,988,833
101,470		Citizens Financial Group, Inc	4,657,473
37,403		Comerica, Inc	3,561,514
145,603		Fifth Third Bancorp	4,819,459
224,010		Huntington Bancshares, Inc	3,624,482
719,132		JPMorgan Chase & Co	83,181,998
221,455		Keycorp	4,739,137
31,113		M&T Bank Corp	5,935,738
71,710		People’s United Financial, Inc	1,410,536
99,205		PNC Financial Services Group, Inc	15,676,374
239,268		Regions Financial Corp	4,601,124
100,452		SunTrust Banks, Inc	7,101,956
325,445		US Bancorp	18,595,927
917,247		Wells Fargo & Co	60,336,508
41,168		Zions Bancorporation	2,224,307
		TOTAL BANKS	336,673,130

CAPITAL GOODS - 7.5%
123,204		3M Co	30,862,602
30,303		A.O. Smith Corp	2,023,634
8,742		Acuity Brands, Inc	1,350,114
19,715		Allegion plc	1,697,659
47,609		Ametek, Inc	3,632,567
87,176		Arconic, Inc	2,620,511
116,004		Boeing Co	41,108,338
123,710		Caterpillar, Inc	20,137,514
32,256		Cummins, Inc	6,064,128
66,036		Deere & Co	10,989,711
32,080		Dover Corp	3,407,217
90,854		Eaton Corp	7,629,010
132,364		Emerson Electric Co	9,560,652
24,765		Equifax, Inc	3,093,891
59,208		Fastenal Co	3,254,072
239

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

27,320		Flowserve Corp	$1,238,142
29,072		Fluor Corp	1,764,670
65,000		Fortive Corp	4,941,300
31,797		Fortune Brands Home & Security, Inc	2,255,361
57,322		General Dynamics Corp	12,752,999
1,798,731		General Electric Co	29,085,480
24,598		Harris Corp	3,920,429
157,280		Honeywell International, Inc	25,112,898
9,387		Huntington Ingalls	2,229,788
63,618		Illinois Tool Works, Inc	11,048,538
51,474		Ingersoll-Rand plc	4,870,985
24,955		Jacobs Engineering Group, Inc	1,733,374
190,794		Johnson Controls International plc	7,465,769
16,119		L3 Technologies, Inc	3,424,643
51,950		Lockheed Martin Corp	18,434,458
64,875		Masco Corp	2,897,318
35,940		Northrop Grumman Corp	12,238,648
72,469		PACCAR, Inc	5,403,289
27,451		Parker-Hannifin Corp	5,529,180
34,061		Pentair plc	2,435,362
31,847	*	Quanta Services, Inc	1,225,791
59,682		Raytheon Co	12,469,957
26,481		Rockwell Automation, Inc	5,224,436
34,654		Rockwell Collins, Inc	4,799,232
21,631		Roper Industries, Inc	6,069,442
11,898		Snap-On, Inc	2,038,246
31,611		Stanley Works	5,254,697
54,432		Textron, Inc	3,193,525
9,950		TransDigm Group, Inc	3,153,255
17,399	*	United Rentals, Inc	3,151,133
154,422		United Technologies Corp	21,311,780
10,690		W.W. Grainger, Inc	2,882,665
37,010		Xylem, Inc	2,674,343
		TOTAL CAPITAL GOODS	379,662,753

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
17,737		Cintas Corp	2,987,798
74,897	*	IHS Markit Ltd	3,574,834
69,221		Nielsen NV	2,589,558
47,081		Republic Services, Inc	3,239,173
26,237		Robert Half International, Inc	1,518,597
17,821	*	Stericycle, Inc	1,342,990
32,022	*	Verisk Analytics, Inc	3,203,801
82,413		Waste Management, Inc	7,287,782
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	25,744,533

CONSUMER DURABLES & APPAREL - 1.2%
70,269		DR Horton, Inc	3,446,695
23,103	*	Garmin Ltd	1,454,103
75,653	e	Hanesbrands, Inc	1,643,183
23,502		Hasbro, Inc	2,222,584
27,507		Leggett & Platt, Inc	1,279,351
42,093		Lennar Corp (Class A)	2,637,547
240

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

71,698	e	Mattel, Inc	$1,135,696
31,341	*	Michael Kors Holdings Ltd	2,068,506
13,019	*	Mohawk Industries, Inc	3,659,120
100,869		Newell Rubbermaid, Inc	2,666,976
273,491		Nike, Inc (Class B)	18,657,556
56,522		Pulte Homes, Inc	1,799,095
15,986		PVH Corp	2,479,109
11,568		Ralph Lauren Corp	1,322,338
58,553		Tapestry, Inc	2,754,333
40,342	*,e	Under Armour, Inc	518,395
39,270	*,e	Under Armour, Inc (Class A)	544,282
67,607		VF Corp	5,485,632
14,861		Whirlpool Corp	2,696,083
		TOTAL CONSUMER DURABLES & APPAREL	58,470,584

CONSUMER SERVICES - 1.8%
84,083		Carnival Corp	6,021,184
5,211	*	Chipotle Mexican Grill, Inc (Class A)	1,692,324
25,525		Darden Restaurants, Inc	2,446,571
43,721		H&R Block, Inc	1,160,355
41,970		Hilton Worldwide Holdings, Inc	3,594,730
64,203		Marriott International, Inc (Class A)	9,459,670
165,434		McDonald’s Corp	28,312,375
105,033		MGM Resorts International	3,828,453
36,798	*	Norwegian Cruise Line Holdings Ltd	2,235,110
35,336		Royal Caribbean Cruises Ltd	4,719,123
296,185		Starbucks Corp	16,826,270
20,930		Wyndham Worldwide Corp	2,598,041
16,510		Wynn Resorts Ltd	2,733,891
69,508		Yum! Brands, Inc	5,879,682
		TOTAL CONSUMER SERVICES	91,507,779

DIVERSIFIED FINANCIALS - 3.8%
11,543		Affiliated Managers Group, Inc	2,304,329
148,733		American Express Co	14,784,060
30,513		Ameriprise Financial, Inc	5,147,543
211,371		Bank of New York Mellon Corp	11,984,736
25,746		BlackRock, Inc	14,464,103
100,047		Capital One Financial Corp	10,400,886
23,382		CBOE Holdings, Inc	3,142,307
248,957		Charles Schwab Corp	13,279,366
71,241		CME Group, Inc	10,934,069
74,965		Discover Financial Services	5,982,207
56,009	*	E*TRADE Financial Corp	2,951,674
67,692		Franklin Resources, Inc	2,870,818
73,003		Goldman Sachs Group, Inc	19,556,774
120,712		IntercontinentalExchange Group, Inc	8,913,374
83,923		Invesco Ltd	3,032,138
65,609		Leucadia National Corp	1,776,036
35,227		Moody’s Corp	5,699,376
287,353		Morgan Stanley	16,249,812
24,170		NASDAQ OMX Group, Inc	1,955,595
55,814		Navient Corp	795,349
241

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

44,290		Northern Trust Corp	$4,667,723
26,491		Raymond James Financial, Inc	2,553,467
52,620		S&P Global, Inc	9,529,482
76,539		State Street Corp	8,432,302
151,664		Synchrony Financial	6,018,028
49,978		T Rowe Price Group, Inc	5,579,044
		TOTAL DIVERSIFIED FINANCIALS	193,004,598

ENERGY - 5.9%
112,602		Anadarko Petroleum Corp	6,761,750
29,657		Andeavor	3,207,701
81,608		Apache Corp	3,661,751
88,110		Baker Hughes a GE Co	2,832,737
95,246		Cabot Oil & Gas Corp	2,509,732
192,414	*,e	Chesapeake Energy Corp	673,449
393,244		Chevron Corp	49,293,135
19,647		Cimarex Energy Co	2,204,393
30,643	*	Concho Resources, Inc	4,824,434
249,319		ConocoPhillips	14,662,450
108,151	*	Devon Energy Corp	4,474,207
120,704		EOG Resources, Inc	13,880,960
50,549		EQT Corp	2,744,305
878,254	d	Exxon Mobil Corp	76,671,574
179,963		Halliburton Co	9,664,013
22,568	e	Helmerich & Payne, Inc	1,625,573
55,647		Hess Corp	2,810,730
403,450		Kinder Morgan, Inc	7,254,031
174,840		Marathon Oil Corp	3,180,340
100,686		Marathon Petroleum Corp	6,974,519
78,337		National Oilwell Varco, Inc	2,873,401
41,493	*	Newfield Exploration Co	1,313,668
100,130		Noble Energy, Inc	3,055,968
157,990		Occidental Petroleum Corp	11,844,510
84,956		Oneok, Inc	5,000,510
88,707		Phillips 66	9,083,597
35,041		Pioneer Natural Resources Co	6,409,349
47,746		Range Resources Corp	680,381
287,920		Schlumberger Ltd	21,185,154
90,388		TechnipFMC plc	2,933,995
90,240		Valero Energy Corp	8,660,333
174,834		Williams Cos, Inc	5,488,039
		TOTAL ENERGY	298,440,689

FOOD & STAPLES RETAILING - 1.5%
210,995		CVS Health Corp	16,603,197
183,806		Kroger Co	5,580,350
101,253		Sysco Corp	6,365,776
179,220		Walgreens Boots Alliance, Inc	13,488,097
303,644		Wal-Mart Stores, Inc	32,368,450
		TOTAL FOOD & STAPLES RETAILING	74,405,870

FOOD, BEVERAGE & TOBACCO - 4.7%
396,063		Altria Group, Inc	27,859,072
242

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

118,964		Archer Daniels Midland Co	$5,109,504
40,365		Brown-Forman Corp (Class B)	2,797,294
40,118		Campbell Soup Co	1,867,493
794,838		Coca-Cola Co	37,826,341
84,320		ConAgra Foods, Inc	3,204,160
35,523		Constellation Brands, Inc (Class A)	7,796,233
90,214		Costco Wholesale Corp	17,580,002
37,316		Dr Pepper Snapple Group, Inc	4,453,664
117,266		General Mills, Inc	6,858,888
29,093		Hershey Co	3,209,831
55,708		Hormel Foods Corp	1,912,456
23,401		J.M. Smucker Co	2,969,353
51,318		Kellogg Co	3,495,269
123,252		Kraft Heinz Co	9,661,724
24,666		McCormick & Co, Inc	2,682,921
38,081		Molson Coors Brewing Co (Class B)	3,199,566
308,499		Mondelez International, Inc	13,697,356
84,932	*	Monster Beverage Corp	5,794,910
294,861		PepsiCo, Inc	35,471,778
322,044		Philip Morris International, Inc	34,532,778
63,212		Tyson Foods, Inc (Class A)	4,811,065
		TOTAL FOOD, BEVERAGE & TOBACCO	236,791,658

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
361,875		Abbott Laboratories	22,494,150
67,321		Aetna Inc	12,576,909
14,860	*	Align Technology, Inc	3,893,320
33,339		AmerisourceBergen Corp	3,322,898
53,007		Anthem, Inc	13,137,785
103,427		Baxter International, Inc	7,449,847
54,693		Becton Dickinson & Co	13,287,117
283,457	*	Boston Scientific Corp	7,925,458
64,934		Cardinal Health, Inc	4,661,612
35,530	*	Centene Corp	3,810,237
65,053	*	Cerner Corp	4,497,114
51,578		Cigna Corp	10,746,276
10,086		Cooper Cos, Inc	2,467,742
126,372		Danaher Corp	12,798,956
31,564	*	DaVita, Inc	2,463,255
47,344		Dentsply Sirona, Inc	2,878,989
44,835	*	Edwards Lifesciences Corp	5,675,214
25,493	*	Envision Healthcare Corp	917,493
118,535	*	Express Scripts Holding Co	9,385,601
58,312	*	HCA Holdings, Inc	5,898,842
32,307	*	Henry Schein, Inc	2,444,994
57,112	*	Hologic, Inc	2,438,682
29,999		Humana, Inc	8,454,618
17,963	*	Idexx Laboratories, Inc	3,359,800
23,109	*	Intuitive Surgical, Inc	9,975,462
20,963	*	Laboratory Corp of America Holdings	3,658,043
43,023		McKesson Corp	7,265,724
281,159		Medtronic plc	24,148,746
17,600		Patterson Cos, Inc	631,664
243

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

28,079		Quest Diagnostics, Inc	$2,971,320
29,309		Resmed, Inc	2,954,054
67,324		Stryker Corp	11,066,719
200,688		UnitedHealth Group, Inc	47,518,905
18,259		Universal Health Services, Inc (Class B)	2,218,469
18,964	*	Varian Medical Systems, Inc	2,417,910
41,723		Zimmer Biomet Holdings, Inc	5,303,828
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	287,117,753

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
51,521		Church & Dwight Co, Inc	2,516,801
26,586		Clorox Co	3,766,970
183,226		Colgate-Palmolive Co	13,602,698
97,534		Coty, Inc	1,912,642
46,176		Estee Lauder Cos (Class A)	6,231,913
72,584		Kimberly-Clark Corp	8,492,328
527,694		Procter & Gamble Co	45,561,100
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	82,084,452

INSURANCE - 4.3%
81,077		Aflac, Inc	7,150,991
74,022		Allstate Corp	7,311,153
185,472		American International Group, Inc	11,855,370
51,510		Aon plc	7,323,177
39,583		Arthur J. Gallagher & Co	2,704,311
11,270		Assurant, Inc	1,030,980
398,929	*	Berkshire Hathaway, Inc (Class B)	85,522,399
20,015	*	Brighthouse Financial, Inc	1,286,164
95,837		Chubb Ltd	14,964,947
30,790		Cincinnati Financial Corp	2,367,751
8,500		Everest Re Group Ltd	1,953,300
73,549		Hartford Financial Services Group, Inc	4,321,739
45,110		Lincoln National Corp	3,735,108
56,898		Loews Corp	2,938,782
105,256		Marsh & McLennan Cos, Inc	8,790,981
217,232		Metlife, Inc	10,442,342
57,415		Principal Financial Group	3,881,254
122,479		Progressive Corp	6,626,114
88,722		Prudential Financial, Inc	10,541,948
22,360		Torchmark Corp	2,031,406
56,483		Travelers Cos, Inc	8,467,931
46,504		UnumProvident Corp	2,473,548
27,208		Willis Towers Watson plc	4,366,068
53,377		XL Group Ltd	1,966,409
		TOTAL INSURANCE	214,054,173

MATERIALS - 2.9%
44,997		Air Products & Chemicals, Inc	7,576,145
22,757		Albemarle Corp	2,539,454
18,260		Avery Dennison Corp	2,240,137
72,431		Ball Corp	2,772,659
48,197		CF Industries Holdings, Inc	2,045,481
485,042		DowDuPont, Inc	36,659,474
244

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

29,825		Eastman Chemical Co	$2,958,043
53,621		Ecolab, Inc	7,382,539
27,653		FMC Corp	2,525,548
277,043	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	5,402,338
16,279		International Flavors & Fragrances, Inc	2,446,734
85,081		International Paper Co	5,348,192
66,726		LyondellBasell Industries AF S.C.A	7,996,444
12,937		Martin Marietta Materials, Inc	2,951,835
91,966		Monsanto Co	11,201,459
72,654		Mosaic Co	1,983,454
113,580		Newmont Mining Corp	4,601,126
65,508		Nucor Corp	4,386,416
19,463		Packaging Corp of America	2,445,137
52,517		PPG Industries, Inc	6,235,343
59,105		Praxair, Inc	9,544,866
37,343		Sealed Air Corp	1,768,191
16,988		Sherwin-Williams Co	7,085,865
28,348		Vulcan Materials Co	3,838,319
52,446		WestRock Co	3,494,477
		TOTAL MATERIALS	147,429,676

MEDIA - 2.7%
74,833		CBS Corp (Class B)	4,311,129
40,450	*	Charter Communications, Inc	15,259,763
966,476		Comcast Corp (Class A)	41,104,224
32,619	*,e	Discovery Communications, Inc (Class A)	817,758
42,728	*	Discovery Communications, Inc (Class C)	1,019,490
47,021	*	DISH Network Corp (Class A)	2,205,285
80,080		Interpublic Group of Cos, Inc	1,752,951
79,664		News Corp	1,363,051
25,832		News Corp (Class B)	450,768
47,568		Omnicom Group, Inc	3,646,087
19,892		Scripps Networks Interactive (Class A)	1,750,297
162,359		Time Warner, Inc	15,480,931
217,574		Twenty-First Century Fox, Inc	8,028,481
90,634		Twenty-First Century Fox, Inc (Class B)	3,307,235
72,766		Viacom, Inc (Class B)	2,431,840
313,128		Walt Disney Co	34,027,620
		TOTAL MEDIA	136,956,910

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
330,527		AbbVie, Inc	37,091,740
66,367		Agilent Technologies, Inc	4,873,329
47,230	*	Alexion Pharmaceuticals, Inc	5,635,484
68,578		Allergan plc	12,361,870
149,857		Amgen, Inc	27,880,895
43,647	*	Biogen Idec, Inc	15,180,863
340,303		Bristol-Myers Squibb Co	21,302,968
162,530	*	Celgene Corp	16,441,535
200,019		Eli Lilly & Co	16,291,547
271,496		Gilead Sciences, Inc	22,751,365
30,691	*	Illumina, Inc	7,139,954
37,771	*	Incyte Corp	3,410,344
245

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

30,061	*	IQVIA Holdings, Inc	$3,071,934
556,862		Johnson & Johnson	76,952,760
5,277	*	Mettler-Toledo International, Inc	3,563,347
113,654	*	Mylan NV	4,870,074
22,854		PerkinElmer, Inc	1,831,977
27,007		Perrigo Co plc	2,447,374
1,234,605		Pfizer, Inc	45,729,769
15,872	*	Regeneron Pharmaceuticals, Inc	5,819,469
567,050		Schering-Plough Corp	33,597,712
82,780		Thermo Fisher Scientific, Inc	18,551,826
52,120	*	Vertex Pharmaceuticals, Inc	8,697,264
16,409	*	Waters Corp	3,537,944
100,530		Zoetis, Inc	7,713,667
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	406,747,011

REAL ESTATE - 2.7%
20,964		Alexandria Real Estate Equities, Inc	2,719,031
88,533		American Tower Corp	13,076,324
32,667		Apartment Investment & Management Co (Class A)	1,366,787
28,479		AvalonBay Communities, Inc	4,852,822
31,777		Boston Properties, Inc	3,931,133
65,532	*	CBRE Group, Inc	2,994,157
83,878		Crown Castle International Corp	9,458,922
42,293		Digital Realty Trust, Inc	4,734,701
73,553		Duke Realty Corp	1,942,535
16,119		Equinix, Inc	7,337,208
75,707		Equity Residential	4,664,308
13,594		Essex Property Trust, Inc	3,167,130
25,985		Extra Space Storage, Inc	2,169,228
14,941		Federal Realty Investment Trust	1,804,873
128,497		GGP, Inc	2,959,286
102,976		HCP, Inc	2,479,662
152,363		Host Marriott Corp	3,163,056
58,099		Iron Mountain, Inc	2,035,208
88,320		Kimco Realty Corp	1,405,171
22,630		Macerich Co	1,461,219
23,434		Mid-America Apartment Communities, Inc	2,234,901
109,698		Prologis, Inc	7,142,437
31,616		Public Storage, Inc	6,189,148
58,087		Realty Income Corp	3,089,647
30,681		Regency Centers Corp	1,930,142
24,221	*	SBA Communications Corp	4,226,564
64,165		Simon Property Group, Inc	10,482,636
20,452		SL Green Realty Corp	2,055,835
55,268		UDR, Inc	2,018,940
73,351		Ventas, Inc	4,105,455
35,495		Vornado Realty Trust	2,544,282
76,283		Welltower, Inc	4,574,691
159,705		Weyerhaeuser Co	5,995,326
		TOTAL REAL ESTATE	134,312,765

RETAILING - 6.2%
15,336		Advance Auto Parts, Inc	1,794,159
246

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

82,891	*	Amazon.com, Inc	$120,265,723
5,667	*	AutoZone, Inc	4,337,748
54,424		Best Buy Co, Inc	3,976,217
37,772	*	Carmax, Inc	2,695,788
53,660		Dollar General Corp	5,533,419
48,815	*	Dollar Tree, Inc	5,613,725
25,352		Expedia, Inc	3,245,310
25,868		Foot Locker, Inc	1,271,412
45,578		Gap, Inc	1,515,013
30,214		Genuine Parts Co	3,144,371
241,832		Home Depot, Inc	48,584,049
34,856		Kohl’s Corp	2,257,623
50,816		L Brands, Inc	2,545,373
67,103	*	LKQ Corp	2,820,339
171,917		Lowe’s Companies, Inc	18,004,867
63,134		Macy’s, Inc	1,638,327
90,019	*	NetFlix, Inc	24,332,136
24,315		Nordstrom, Inc	1,198,973
17,508	*	O’Reilly Automotive, Inc	4,634,193
10,145	*	Priceline.com, Inc	19,397,747
79,620		Ross Stores, Inc	6,559,892
12,832	e	Signet Jewelers Ltd	678,813
112,127		Target Corp	8,434,193
21,076		Tiffany & Co	2,247,755
131,348		TJX Companies, Inc	10,549,871
26,198		Tractor Supply Co	1,997,598
22,926	*,e	TripAdvisor, Inc	794,844
12,016	*	Ulta Beauty, Inc	2,668,754
		TOTAL RETAILING	312,738,232

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
168,788	*,e	Advanced Micro Devices, Inc	2,319,147
76,094		Analog Devices, Inc	6,991,517
220,174		Applied Materials, Inc	11,807,931
84,500		Broadcom Ltd	20,958,535
969,507		Intel Corp	46,672,067
33,609		Kla-Tencor Corp	3,690,268
33,387		Lam Research Corp	6,394,278
48,249		Microchip Technology, Inc	4,594,270
241,469	*	Micron Technology, Inc	10,557,025
125,770		NVIDIA Corp	30,914,266
26,371	*	Qorvo, Inc	1,892,647
306,528		QUALCOMM, INC	20,920,536
37,888		Skyworks Solutions, Inc	3,683,092
204,726		Texas Instruments, Inc	22,452,301
51,789		Xilinx, Inc	3,781,633
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	197,629,513

SOFTWARE & SERVICES - 14.6%
128,517		Accenture plc	20,652,682
156,071		Activision Blizzard, Inc	11,569,543
101,758	*	Adobe Systems, Inc	20,327,178
34,907	*	Akamai Technologies, Inc	2,338,420
247

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

9,949		Alliance Data Systems Corp	$2,553,510
61,659	*	Alphabet, Inc (Class A)	72,894,503
62,448	*	Alphabet, Inc (Class C)	73,060,413
17,494	*	Ansys, Inc	2,827,905
45,166	*	Autodesk, Inc	5,222,093
92,780		Automatic Data Processing, Inc	11,470,391
65,229		CA, Inc	2,338,460
58,197	*	Cadence Design Systems, Inc	2,610,718
29,651	*	Citrix Systems, Inc	2,750,427
121,719		Cognizant Technology Solutions Corp (Class A)	9,491,648
34,093		CSRA, Inc	1,134,615
60,285		DXC Technology Co	6,001,372
200,378	*	eBay, Inc	8,131,339
63,497	*	Electronic Arts, Inc	8,061,579
494,229	*	Facebook, Inc	92,366,458
68,898		Fidelity National Information Services, Inc	7,052,399
43,086	*	Fiserv, Inc	6,068,232
18,701	*	Gartner, Inc	2,594,577
32,839		Global Payments, Inc	3,670,743
178,631		International Business Machines Corp	29,241,895
51,005		Intuit, Inc	8,563,740
192,654		MasterCard, Inc (Class A)	32,558,526
1,598,930		Microsoft Corp	151,914,339
631,936		Oracle Corp	32,601,578
65,980		Paychex, Inc	4,503,135
235,044	*	PayPal Holdings, Inc	20,053,954
36,506	*	Red Hat, Inc	4,796,158
143,015	*	salesforce.com, Inc	16,290,839
127,830		Symantec Corp	3,480,811
31,005	*	Synopsys, Inc	2,871,373
34,521		Total System Services, Inc	3,067,536
17,498	*,e	VeriSign, Inc	2,010,870
375,599		Visa, Inc (Class A)	46,660,664
96,071		Western Union Co	1,997,316
		TOTAL SOFTWARE & SERVICES	735,801,939

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
63,008		Amphenol Corp (Class A)	5,845,252
1,064,086		Apple, Inc	178,159,919
1,024,157		Cisco Systems, Inc	42,543,482
179,318		Corning, Inc	5,598,308
12,940	*	F5 Networks, Inc	1,870,348
28,578		Flir Systems, Inc	1,463,479
328,867		Hewlett Packard Enterprise Co	5,393,419
350,657		HP, Inc	8,177,321
77,441		Juniper Networks, Inc	2,025,082
33,452		Motorola, Inc	3,327,136
55,589		NetApp, Inc	3,418,723
59,579		Seagate Technology, Inc	3,288,761
72,558		TE Connectivity Ltd	7,439,372
60,923		Western Digital Corp	5,420,929
44,388		Xerox Corp	1,514,962
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	275,486,493
248

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 1.9%
1,271,582		AT&T, Inc	$47,620,746
200,181		CenturyLink, Inc	3,565,223
845,039		Verizon Communications, Inc	45,691,259
		TOTAL TELECOMMUNICATION SERVICES	96,877,228

TRANSPORTATION - 2.1%
25,554		Alaska Air Group, Inc	1,679,664
87,675		American Airlines Group, Inc	4,762,506
28,913		CH Robinson Worldwide, Inc	2,644,383
184,192		CSX Corp	10,456,580
135,155		Delta Air Lines, Inc	7,672,749
36,803		Expeditors International of Washington, Inc	2,390,355
50,917		FedEx Corp	13,364,694
17,644		J.B. Hunt Transport Services, Inc	2,131,925
21,467		Kansas City Southern Industries, Inc	2,428,562
60,003		Norfolk Southern Corp	9,053,253
114,860		Southwest Airlines Co	6,983,488
163,558		Union Pacific Corp	21,834,993
51,899	*	United Continental Holdings, Inc	3,519,790
141,813		United Parcel Service, Inc (Class B)	18,055,631
		TOTAL TRANSPORTATION	106,978,573

UTILITIES - 2.7%
137,268		AES Corp	1,586,818
47,763		Alliant Energy Corp	1,898,579
49,975		Ameren Corp	2,830,084
101,547		American Electric Power Co, Inc	6,984,403
36,729		American Water Works Co, Inc	3,054,751
88,840		Centerpoint Energy, Inc	2,503,511
61,443		CMS Energy Corp	2,749,574
63,938		Consolidated Edison, Inc	5,138,058
132,855		Dominion Resources, Inc	10,155,436
36,961		DTE Energy Co	3,904,560
144,491		Duke Energy Corp	11,342,543
67,099		Edison International	4,195,700
37,108		Entergy Corp	2,920,029
65,298		Eversource Energy	4,119,651
202,060		Exelon Corp	7,781,331
96,585		FirstEnergy Corp	3,177,647
98,109		NextEra Energy, Inc	15,542,428
70,046		NiSource, Inc	1,728,735
62,275		NRG Energy, Inc	1,619,773
105,634		PG&E Corp	4,482,051
23,086		Pinnacle West Capital Corp	1,845,726
140,659		PPL Corp	4,482,802
104,321		Public Service Enterprise Group, Inc	5,411,130
29,870		SCANA Corp	1,213,917
51,793		Sempra Energy	5,542,887
207,184		Southern Co	9,346,070
65,011		WEC Energy Group, Inc	4,180,207
104,645		Xcel Energy, Inc	4,775,998
		TOTAL UTILITIES	134,514,399

		TOTAL COMMON STOCKS	4,994,557,618
		(Cost $2,920,046,208)
249

TIAA-CREF FUNDS - S&P 500 Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 0.6%
$30,250,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	$30,250,000
		TOTAL GOVERNMENT AGENCY DEBT			30,250,000

TREASURY DEBT - 0.1%
7,475,000		United States Treasury Bill	1.412	03/29/18	7,459,826
		TOTAL TREASURY DEBT			7,459,826

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
14,622,852	c	State Street Navigator Securities Lending Government Money Market Portfolio			14,622,852
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			14,622,852

		TOTAL SHORT-TERM INVESTMENTS			52,332,678
		(Cost $52,331,492)
		TOTAL INVESTMENTS - 100.1%			5,046,890,296
		(Cost $2,972,377,700)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(6,679,526)
		NET ASSETS - 100.0%			$5,040,210,770

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,300,796.

Futures contracts outstanding as of January 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	294	3/16/18	$41,565,248	$41,539,260	$(25,988)
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.3%
115,352	*	American Axle & Manufacturing Holdings, Inc	$2,035,963
59,120		Cooper Tire & Rubber Co	2,311,592
19,789	*	Cooper-Standard Holding, Inc	2,465,512
168,220		Dana Holding Corp	5,549,578
30,741	*	Dorman Products, Inc	2,319,101
40,435	*	Fox Factory Holding Corp	1,550,682
42,575	*	Gentherm, Inc	1,362,400
29,924	*	Horizon Global Corp	252,858
28,109		LCI Industries, Inc	3,099,017
57,696	*	Modine Manufacturing Co	1,347,202
21,925	*	Motorcar Parts of America, Inc	596,798
18,693	*	Shiloh Industries, Inc	139,263
40,047		Spartan Motors, Inc	536,630
25,122		Standard Motor Products, Inc	1,203,344
32,027	*	Stoneridge, Inc	779,537
28,871		Superior Industries International, Inc	486,476
58,551		Tenneco, Inc	3,396,544
21,785		Tower International, Inc	657,907
22,118	*	VOXX International Corp (Class A)	131,602
36,861		Winnebago Industries, Inc	1,675,332
		TOTAL AUTOMOBILES & COMPONENTS	31,897,338

BANKS - 12.4%
18,830		1st Source Corp	984,621
17,778		Access National Corp	516,451
6,967		ACNB Corp	210,752
13,407	*	Allegiance Bancshares, Inc	541,643
9,511		American National Bankshares, Inc	355,711
42,196		Ameris Bancorp	2,259,596
10,037		Ames National Corp	283,043
13,788		Arrow Financial Corp	452,246
24,519	*	Atlantic Capital Bancshares, Inc	437,664
50,772	e	Banc of California, Inc	1,000,208
19,696		Bancfirst Corp	1,098,052
35,046		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,040,165
97,799		BancorpSouth Bank	3,281,156
50,902		Bank Mutual Corp	529,381
18,187		Bank of Commerce Holdings	210,969
7,074		Bank of Marin Bancorp	485,984
62,652		Bank of NT Butterfield & Son Ltd	2,517,984
16,749		BankFinancial Corp	265,974
7,434		Bankwell Financial Group, Inc	248,296
36,984		Banner Corp	2,009,711
18,006		Bar Harbor Bankshares	504,708
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,656		BCB Bancorp, Inc	$161,438
24,347		Bear State Financial, Inc	249,800
81,268		Beneficial Bancorp, Inc	1,320,605
46,922		Berkshire Hills Bancorp, Inc	1,780,690
26,800		Blue Hills Bancorp, Inc	517,240
70,301	*,e	BofI Holding, Inc	2,528,727
96,868		Boston Private Financial Holdings, Inc	1,491,767
20,472		Bridge Bancorp, Inc	702,190
89,329		Brookline Bancorp, Inc	1,429,264
19,570		Bryn Mawr Bank Corp	878,693
9,670	*	BSB Bancorp, Inc	295,902
7,682	*	Byline Bancorp, Inc	171,846
3,938		C&F Financial Corp	215,605
22,691	*	Cadence BanCorp	634,894
17,880		Camden National Corp	759,185
13,244		Capital City Bank Group, Inc	324,875
147,840		Capitol Federal Financial	1,933,747
9,818	*	Capstar Financial Holdings, Inc	192,040
21,923		Carolina Financial Corp	904,105
87,734		Cathay General Bancorp	3,837,485
3,204		CBTX, Inc	91,698
70,860		Centerstate Banks of Florida, Inc	1,841,651
35,403		Central Pacific Financial Corp	1,046,867
11,631		Central Valley Community Bancorp	225,525
3,444		Century Bancorp, Inc	276,037
14,499		Charter Financial Corp	278,816
82,262		Chemical Financial Corp	4,804,923
3,740		Chemung Financial Corp	167,066
13,599		Citizens & Northern Corp	323,656
17,201		City Holding Co	1,183,429
11,664	e	Civista Bancshares, Inc	258,124
24,014		Clifton Bancorp, Inc	392,149
18,179		CNB Financial Corp	489,560
42,594		CoBiz, Inc	854,436
10,642		Codorus Valley Bancorp, Inc	291,059
84,011		Columbia Banking System, Inc	3,619,194
8,097		Commerce Union Bancshares, Inc	194,328
57,023		Community Bank System, Inc	3,039,326
25,274	*	Community Bankers Trust Corp	208,510
4,657		Community Financial Corp	171,564
18,072		Community Trust Bancorp, Inc	854,806
35,931		ConnectOne Bancorp, Inc	1,047,389
6,318		County Bancorp, Inc	181,958
31,879	*	Customers Bancorp, Inc	977,091
120,321		CVB Financial Corp	2,815,511
37,572		Dime Community Bancshares	713,868
3,653		DNB Financial Corp	124,385
36,234	*	Eagle Bancorp, Inc	2,282,742
7,391	*	Entegra Financial Corp	208,426
11,122		Enterprise Bancorp, Inc	373,143
25,563		Enterprise Financial Services Corp	1,243,640
12,495	*	Equity Bancshares, Inc	449,945
11,519		ESSA Bancorp, Inc	185,456
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

93,416	*	Essent Group Ltd	$4,345,712
5,436		Evans Bancorp, Inc	232,389
10,436	e	Farmers & Merchants Bancorp, Inc	424,536
8,789		Farmers Capital Bank Corp	345,408
29,118		Farmers National Banc Corp	425,123
15,123	*	FB Financial Corp	639,400
41,484	*	FCB Financial Holdings, Inc	2,273,323
10,382		Federal Agricultural Mortgage Corp (Class C)	833,155
26,050		Fidelity Southern Corp	624,158
16,216		Financial Institutions, Inc	505,128
30,796		First Bancorp (NC)	1,120,974
225,705	*	First Bancorp (Puerto Rico)	1,354,230
12,679		First Bancorp, Inc	356,914
9,930	e	First Bancshares, Inc	319,249
44,443		First Busey Corp	1,376,844
9,757		First Business Financial Services, Inc	238,754
8,567		First Citizens Bancshares, Inc (Class A)	3,644,487
112,419		First Commonwealth Financial Corp	1,626,703
19,531		First Community Bancshares, Inc	540,618
16,422		First Connecticut Bancorp	413,013
11,634		First Defiance Financial Corp	646,385
71,593		First Financial Bancorp	2,040,400
72,891	e	First Financial Bankshares, Inc	3,385,787
12,415		First Financial Corp	574,814
10,818		First Financial Northwest, Inc	172,439
33,045	*	First Foundation, Inc	642,725
5,815	e	First Guaranty Bancshares, Inc	152,934
7,647		First Internet Bancorp	286,380
30,024		First Interstate Bancsystem, Inc	1,256,504
48,110		First Merchants Corp	2,076,428
11,797		First Mid-Illinois Bancshares, Inc	454,184
118,656		First Midwest Bancorp, Inc	2,949,788
11,534	*	First Northwest Bancorp	195,501
27,359		First of Long Island Corp	768,788
23,542	*	Flagstar Bancorp, Inc	876,939
31,268		Flushing Financial Corp	880,507
6,224		FNB Bancorp	221,512
12,490	*	Franklin Financial Network, Inc	402,802
197,076		Fulton Financial Corp	3,586,783
24,901		German American Bancorp, Inc	863,816
90,733		Glacier Bancorp, Inc	3,558,548
11,869		Great Southern Bancorp, Inc	602,352
68,817		Great Western Bancorp, Inc	2,900,637
24,600	*	Green Bancorp, Inc	586,710
3,193	e	Greene County Bancorp, Inc	113,032
27,545		Guaranty Bancorp	780,901
2,403		Guaranty Bancshares, Inc	76,079
97,807		Hancock Holding Co	5,252,236
37,186		Hanmi Financial Corp	1,171,359
15,383	*	HarborOne Bancorp, Inc	283,970
28,547		Heartland Financial USA, Inc	1,517,273
42,434		Heritage Commerce Corp	679,368
31,406		Heritage Financial Corp	967,305
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

85,194		Hilltop Holdings, Inc	$2,231,231
1,568		Hingham Institution for Savings	339,817
7,213		Home Bancorp, Inc	309,149
181,024		Home Bancshares, Inc	4,346,386
28,556	*	HomeStreet, Inc	840,974
19,706	*	HomeTrust Bancshares, Inc	499,547
150,794		Hope Bancorp, Inc	2,871,118
25,010		Horizon Bancorp	761,554
10,312	*	Howard Bancorp, Inc	216,552
58,690		IBERIABANK Corp	4,959,305
11,749	*,e	Impac Mortgage Holdings, Inc	108,091
29,954		Independent Bank Corp (MA)	2,137,218
24,310		Independent Bank Corp (MI)	560,346
19,551		Independent Bank Group, Inc	1,402,784
62,928		International Bancshares Corp	2,611,512
9,633		Investar Holding Corp	243,233
297,991		Investors Bancorp, Inc	4,079,497
91,518		Kearny Financial Corp	1,262,948
53,169		Lakeland Bancorp, Inc	1,068,697
28,400		Lakeland Financial Corp	1,365,188
11,358		LCNB Corp	221,481
55,559		LegacyTexas Financial Group, Inc	2,446,818
7,459	*,e	LendingTree, Inc	2,743,793
22,875		Live Oak Bancshares, Inc	615,338
30,089		Macatawa Bank Corp	311,722
29,329		MainSource Financial Group, Inc	1,154,096
7,526	*	Malvern Bancorp, Inc	179,871
94,168		MB Financial, Inc	4,028,507
21,340		MBT Financial Corp	240,075
18,682		Mercantile Bank Corp	651,815
8,342		Merchants Bancorp	169,343
56,930		Meridian Bancorp, Inc	1,164,219
10,643		Meta Financial Group, Inc	1,245,231
4,138	*	Metropolitan Bank Holding Corp	196,514
425,557	*	MGIC Investment Corp	6,306,755
3,056		Middlefield Banc Corp	151,883
17,960		Midland States Bancorp, Inc	576,336
10,088		Midsouth Bancorp, Inc	142,745
13,094		MidWestOne Financial Group, Inc	433,150
7,189		MutualFirst Financial, Inc	269,947
29,211		National Bank Holdings Corp	970,974
8,191	e	National Bankshares, Inc	357,128
12,340	*	National Commerce Corp	559,619
34,100	*	Nationstar Mortgage Holdings, Inc	604,934
48,748		NBT Bancorp, Inc	1,799,289
10,506	*	Nicolet Bankshares, Inc	570,371
66,853	*	NMI Holdings, Inc	1,226,753
8,497		Northeast Bancorp	189,908
50,495		Northfield Bancorp, Inc	847,306
8,023		Northrim BanCorp, Inc	268,369
107,859		Northwest Bancshares, Inc	1,817,424
6,749	e	Norwood Financial Corp	211,986
37,355		OceanFirst Financial Corp	988,040
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

1,445	e	Oconee Federal Financial Corp	$41,183
116,891	*,e	Ocwen Financial Corp	393,923
46,206		OFG Bancorp	526,748
4,776	e	Ohio Valley Banc Corp	196,294
9,813		Old Line Bancshares, Inc	310,778
155,487		Old National Bancorp	2,689,925
4,253		Old Point Financial Corp	124,783
33,981		Old Second Bancorp, Inc	499,521
24,296	*	Opus Bank	658,422
45,929		Oritani Financial Corp	767,014
8,694		Orrstown Financial Services, Inc	218,654
18,242	*	Pacific Mercantile Bancorp	157,793
45,537	*	Pacific Premier Bancorp, Inc	1,855,633
15,639		Park National Corp	1,642,408
6,593		Parke Bancorp, Inc	132,849
21,230	*	PCSB Financial Corp	428,421
19,688		Peapack Gladstone Financial Corp	699,318
5,474		Penns Woods Bancorp, Inc	234,670
16,681	*	PennyMac Financial Services, Inc	370,318
5,435	e	Peoples Bancorp of North Carolina, Inc	171,203
19,603		Peoples Bancorp, Inc	698,063
8,250		Peoples Financial Services Corp	374,798
15,836		People’s Utah Bancorp	500,418
36,820	*	PHH Corp	330,275
15,253		Preferred Bank	982,598
12,061		Premier Financial Bancorp, Inc	229,400
5,138	*	Provident Bancorp, Inc	123,569
7,289		Provident Financial Holdings, Inc	133,389
70,600		Provident Financial Services, Inc	1,857,486
9,485		Prudential Bancorp, Inc	164,185
14,112		QCR Holdings, Inc	618,811
251,222		Radian Group, Inc	5,544,469
4,394		RBB Bancorp	118,111
49,687		Renasant Corp	2,140,019
11,527		Republic Bancorp, Inc (Class A)	444,251
57,345	*,e	Republic First Bancorp, Inc	507,503
22,593		Riverview Bancorp, Inc	216,441
39,276		S&T Bancorp, Inc	1,585,179
36,108		Sandy Spring Bancorp, Inc	1,365,605
47,949	*	Seacoast Banking Corp of Florida	1,236,605
54,324		ServisFirst Bancshares, Inc	2,304,424
14,849		Shore Bancshares, Inc	270,549
13,457		SI Financial Group, Inc	194,454
15,262		Sierra Bancorp	417,874
47,614		Simmons First National Corp (Class A)	2,802,084
8,399	*	SmartFinancial, Inc	183,098
41,937		South State Corp	3,715,618
7,594	*	Southern First Bancshares, Inc	330,719
6,841		Southern Missouri Bancorp, Inc	262,216
17,336		Southern National Bancorp of Virginia, Inc	284,137
32,228		Southside Bancshares, Inc	1,106,387
42,111		State Bank & Trust Co	1,284,807
245,029		Sterling Bancorp/DE	6,064,468

255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,633		Stock Yards Bancorp, Inc	$921,506
12,499		Summit Financial Group, Inc	321,224
11,387		Sun Bancorp, Inc	278,982
8,884		Territorial Bancorp, Inc	269,008
57,781	*	Texas Capital Bancshares, Inc	5,477,639
57,793	*	The Bancorp, Inc	610,872
7,315		Timberland Bancorp, Inc	204,089
17,413		Tompkins Trustco, Inc	1,434,309
71,927		TowneBank	2,197,366
23,855		Trico Bancshares	882,158
26,234	*	Tristate Capital Holdings, Inc	630,928
21,019	*	Triumph Bancorp, Inc	809,232
108,537		Trustco Bank Corp NY	933,418
77,778		Trustmark Corp	2,472,563
8,432	e	Two River Bancorp	151,860
52,560		UMB Financial Corp	4,004,021
254,574		Umpqua Holdings Corp	5,511,527
64,174		Union Bankshares Corp	2,422,569
4,553	e	Union Bankshares, Inc	246,090
116,265		United Bankshares, Inc	4,278,552
82,192		United Community Banks, Inc	2,603,843
57,161		United Community Financial Corp	557,320
56,580		United Financial Bancorp, Inc (New)	948,281
15,327		United Security Bancshares	169,363
8,990	e	Unity Bancorp, Inc	184,745
30,421		Univest Corp of Pennsylvania	851,788
299,741		Valley National Bancorp	3,767,744
16,880	*	Veritex Holdings, Inc	481,249
32,174	*	Walker & Dunlop, Inc	1,494,482
100,212		Washington Federal, Inc	3,597,611
17,623		Washington Trust Bancorp, Inc	948,117
29,608		Waterstone Financial, Inc	506,297
48,828		WesBanco, Inc	2,002,436
18,958		West Bancorporation, Inc	485,325
29,818	e	Westamerica Bancorporation	1,770,295
32,455		Western New England Bancorp, Inc	352,137
63,753		Wintrust Financial Corp	5,476,383
223,999	*	WMIH Corp	211,231
34,854		WSFS Financial Corp	1,781,039
		TOTAL BANKS	311,982,349

CAPITAL GOODS - 9.9%
48,524		Aaon, Inc	1,766,274
37,672		AAR Corp	1,524,586
68,881		Actuant Corp (Class A)	1,704,805
41,453		Advanced Drainage Systems, Inc	1,023,889
39,054	*	Aegion Corp	979,474
79,460	*	Aerojet Rocketdyne Holdings, Inc	2,185,150
24,569	*	Aerovironment, Inc	1,261,864
53,456		Aircastle Ltd	1,262,631
11,077		Alamo Group, Inc	1,274,187
33,680		Albany International Corp (Class A)	2,136,996
7,648		Allied Motion Technologies, Inc	266,533
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,307		Altra Holdings, Inc	$1,745,287
20,816	*	Ameresco, Inc	181,099
7,324	e	American Railcar Industries, Inc	287,247
16,518	*	American Woodmark Corp	2,243,970
33,183		Apogee Enterprises, Inc	1,510,158
44,510		Applied Industrial Technologies, Inc	3,282,613
17,255		Argan, Inc	752,318
26,767	*	Armstrong Flooring, Inc	414,621
24,442		Astec Industries, Inc	1,525,181
23,164	*	Astronics Corp	1,033,114
38,981	*	Atkore International Group, Inc	911,376
61,161	*,e	Axon Enterprise, Inc	1,618,320
30,171		AZZ, Inc	1,372,781
57,476	*,e	Babcock & Wilcox Enterprises, Inc	373,594
58,413		Barnes Group, Inc	3,842,991
76,732	*	Beacon Roofing Supply, Inc	4,642,286
8,488	*,e	Blue Bird Corp	179,521
76,540	*	BMC Stock Holdings, Inc	1,714,496
46,797		Briggs & Stratton Corp	1,131,551
126,828	*	Builders FirstSource, Inc	2,716,656
26,518	*	Caesarstone Sdot-Yam Ltd	562,182
18,049	*	CAI International, Inc	510,065
34,249	*	Chart Industries, Inc	1,697,723
112,687	e	Chicago Bridge & Iron Co NV	2,351,778
19,516		CIRCOR International, Inc	1,034,738
25,556		Columbus McKinnon Corp	1,046,518
43,172		Comfort Systems USA, Inc	1,839,127
29,544	*	Commercial Vehicle Group, Inc	365,459
43,660	*	Continental Building Products Inc	1,242,127
17,325	*	CSW Industrials, Inc	829,868
28,241		Cubic Corp	1,639,390
50,806		Curtiss-Wright Corp	6,638,312
16,173		DMC Global, Inc	370,362
25,897		Douglas Dynamics, Inc	1,066,956
12,564	*	Ducommun, Inc	366,618
18,849	*	DXP Enterprises, Inc	644,824
34,965	*	Dycom Industries, Inc	4,080,765
6,567		Eastern Co	175,667
67,977		EMCOR Group, Inc	5,525,170
23,779		Encore Wire Corp	1,203,217
22,076	*,e	Energous Corp	410,172
43,763	*,e	Energy Recovery, Inc	338,288
50,002		EnerSys	3,515,641
21,188	*	Engility Holdings, Inc	554,278
24,819		EnPro Industries, Inc	2,183,824
4,110		EnviroStar, Inc	157,413
29,904		ESCO Technologies, Inc	1,828,630
30,328	*	Esterline Technologies Corp	2,230,624
68,566		Federal Signal Corp	1,394,632
15,246	*	Foundation Building Materials, Inc	226,098
53,347		Franklin Electric Co, Inc	2,416,619
14,079		Freightcar America, Inc	219,351
44,044		GATX Corp	3,133,290
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,606	*	Gencor Industries, Inc	$161,381
69,951	*	Generac Holdings, Inc	3,422,702
55,097		General Cable Corp	1,636,381
34,557	*	Gibraltar Industries, Inc	1,282,065
24,289		Global Brass & Copper Holdings, Inc	780,891
31,972	*	GMS, Inc	1,096,000
20,570		Gorman-Rupp Co	581,514
11,311		Graham Corp	242,055
46,140		Granite Construction, Inc	3,077,077
71,430	*	Great Lakes Dredge & Dock Corp	335,721
32,140	e	Greenbrier Cos, Inc	1,611,821
34,452		Griffon Corp	690,763
36,946		H&E Equipment Services, Inc	1,454,933
13,184		Hardinge, Inc	248,650
94,117	*	Harsco Corp	1,684,694
48,014	*	HC2 Holdings, Inc	288,084
27,099	*	Herc Holdings, Inc	1,780,946
73,495		Hillenbrand, Inc	3,255,829
7,214		Hurco Cos, Inc	325,712
27,912	*,e	Huttig Building Products, Inc	197,059
12,058		Hyster-Yale Materials Handling, Inc	1,021,192
10,618	*	IES Holdings, Inc	185,815
18,039		Insteel Industries, Inc	565,162
76,669	*	JELD-WEN Holding, Inc	3,011,558
36,417		John Bean Technologies Corp	4,142,434
11,953		Kadant, Inc	1,198,288
31,597		Kaman Corp	1,981,132
163,471		KBR, Inc	3,325,000
92,274		Kennametal, Inc	4,501,126
56,510	*,e	KEYW Holding Corp, The	378,617
60,149	*	KLX, Inc	4,250,128
95,967	*	Kratos Defense & Security Solutions, Inc	1,094,983
7,652	*	Lawson Products, Inc	181,735
21,374	*	Layne Christensen Co	288,335
9,754	*	LB Foster Co (Class A)	264,821
12,272		Lindsay Corp	1,094,785
29,798		LSI Industries, Inc	236,596
18,791	*	Lydall, Inc	898,210
35,178	*	Manitowoc Co, Inc	1,409,934
32,613	*	Masonite International Corp	2,274,757
77,201	*	Mastec, Inc	4,122,533
54,328	*	Mercury Systems, Inc	2,608,831
98,159	*	Meritor, Inc	2,677,778
63,888	*	Milacron Holdings Corp	1,211,955
11,589		Miller Industries, Inc	301,893
37,039	*	Moog, Inc (Class A)	3,335,732
102,413	*	MRC Global, Inc	1,841,386
65,538		Mueller Industries, Inc	2,168,652
181,123		Mueller Water Products, Inc (Class A)	2,106,461
18,778	*	MYR Group, Inc	636,199
5,905	e	National Presto Industries, Inc	600,243
57,650	*	Navistar International Corp	2,642,100
47,609	*	NCI Building Systems, Inc	878,386
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,566	*	Nexeo Solutions, Inc	$288,237
31,618		NN, Inc	910,598
11,136	*	Northwest Pipe Co	211,584
125,683	*,e	NOW, Inc	1,481,803
9,290	*	NV5 Holdings, Inc	452,888
3,308		Omega Flex, Inc	202,317
32,235	*	Orion Marine Group, Inc	242,407
28,107	*	Patrick Industries, Inc	1,800,253
57,087	*	PGT, Inc	910,538
262,295	*,e	Plug Power, Inc	506,229
25,874	*	Ply Gem Holdings, Inc	554,997
11,025		Powell Industries, Inc	359,305
3,590		Preformed Line Products Co	265,157
44,896		Primoris Services Corp	1,167,296
28,117	*	Proto Labs, Inc	3,074,594
40,567		Quanex Building Products Corp	839,737
42,355		Raven Industries, Inc	1,632,785
26,893	*	RBC Bearings, Inc	3,388,518
24,838		REV Group, Inc	726,760
14,564	*,e	Revolution Lighting Technologies, Inc	51,702
121,005	*	Rexnord Corp	3,401,451
6,213	*	Rush Enterprises, Inc	315,745
34,977	*	Rush Enterprises, Inc (Class A)	1,890,507
46,806		Simpson Manufacturing Co, Inc	2,749,384
38,470	*	SiteOne Landscape Supply, Inc	2,929,875
10,951	*	Sparton Corp	251,983
49,890	*	SPX Corp	1,559,063
48,567	*	SPX FLOW, Inc	2,252,052
14,301		StandexInternational Corp	1,500,890
30,344	*	Sterling Construction Co, Inc	423,299
27,186		Sun Hydraulics Corp	1,687,707
99,125	*,e	Sunrun, Inc	627,461
20,636		Tennant Co	1,390,866
31,824	*	Textainer Group Holdings Ltd	779,688
13,135	*,e	The ExOne Company	128,986
37,737	*	Thermon Group Holdings	874,744
58,452		Titan International, Inc	777,996
21,827	*	Titan Machinery, Inc	469,062
12,508	*	TPI Composites, Inc	251,161
34,253	*	Trex Co, Inc	3,822,292
51,868	*	Trimas Corp	1,379,689
54,258		Triton International Ltd	2,094,359
57,330		Triumph Group, Inc	1,671,170
42,713	*	Tutor Perini Corp	1,057,147
9,908	*	Twin Disc, Inc	292,088
68,954		Universal Forest Products, Inc	2,574,053
13,194	*	Vectrus, Inc	401,098
13,435	*	Veritiv Corp	385,585
19,740	*	Vicor Corp	361,242
67,870		Wabash National Corp	1,753,082
32,067		Watts Water Technologies, Inc (Class A)	2,557,343
66,083	*	Wesco Aircraft Holdings, Inc	472,493
3,809	*	Willis Lease Finance Corp	102,843
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

61,225		Woodward Governor Co	$4,746,162
		TOTAL CAPITAL GOODS	247,256,601

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
64,885		ABM Industries, Inc	2,467,577
35,192	*	Acacia Research (Acacia Technologies)	128,451
122,604	*	ACCO Brands Corp	1,452,857
50,800	*	Advanced Disposal Services, Inc	1,237,996
19,580	*,e	Aqua Metals, Inc	35,636
51,437	*	ARC Document Solutions, Inc	124,478
8,519		Barrett Business Services, Inc	593,689
7,772		BG Staffing, Inc	123,419
54,550		Brady Corp (Class A)	2,086,537
53,167		Brink’s Co	4,434,128
45,861	*	Casella Waste Systems, Inc (Class A)	1,173,124
59,782	*	CBIZ, Inc	986,403
34,683		Ceco Environmental Corp	157,114
21,917	*,e	Cogint, Inc	79,997
1,670		Compx International, Inc	22,962
135,907	e	Covanta Holding Corp	2,222,079
9,820		CRA International, Inc	455,943
55,975		Deluxe Corp	4,157,263
144,544	*,†,m	Dyax Corp	160,444
29,337		Ennis, Inc	583,806
43,859		Essendant, Inc	396,924
28,764		Exponent, Inc	2,132,851
11,813		Forrester Research, Inc	515,637
11,828	*	Franklin Covey Co	340,646
43,472	*	FTI Consulting, Inc	1,889,728
14,730	*	GP Strategies Corp	367,513
82,653		Healthcare Services Group	4,560,793
19,524		Heidrick & Struggles International, Inc	515,434
14,552	*	Heritage-Crystal Clean, Inc	316,506
67,286		Herman Miller, Inc	2,725,083
40,726	*	Hill International, Inc	232,138
51,145		HNI Corp	1,989,029
43,073	*	Hudson Technologies, Inc	270,498
26,034	*	Huron Consulting Group, Inc	1,045,265
21,248	*	ICF International, Inc	1,128,269
53,029	*	Innerworkings, Inc	530,820
42,032		Insperity, Inc	2,574,460
68,607		Interface, Inc	1,711,745
34,102		Kelly Services, Inc (Class A)	965,428
27,572		Kforce, Inc	715,493
42,894		Kimball International, Inc (Class B)	796,542
57,513		Knoll, Inc	1,319,348
57,751		Korn/Ferry International	2,573,385
38,930		LSC Communications, Inc	532,562
36,036		Matthews International Corp (Class A)	2,018,016
27,626		McGrath RentCorp	1,320,523
122,474	*,†,m	Media General, Inc	0
20,140	*	Mistras Group, Inc	429,183
51,083		Mobile Mini, Inc	1,933,492
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,733		MSA Safety, Inc	$3,033,181
16,051		Multi-Color Corp	1,243,953
53,343	*	Navigant Consulting, Inc	1,094,598
9,268	*	NL Industries, Inc	120,484
57,478	*	On Assignment, Inc	4,401,090
36,471		Quad Graphics, Inc	806,739
33,622		Resources Connection, Inc	549,720
52,975		RPX Corp	743,769
83,231		RR Donnelley & Sons Co	679,997
20,424	*	SP Plus Corp	787,345
100,076		Steelcase, Inc (Class A)	1,556,182
34,312	*,e	Team, Inc	583,304
64,241		Tetra Tech, Inc	3,192,778
47,966	*	TriNet Group, Inc	2,104,268
45,468	*	TrueBlue, Inc	1,243,550
17,760		Unifirst Corp	2,935,728
25,624		US Ecology, Inc	1,338,854
23,002		Viad Corp	1,306,514
10,321		VSE Corp	511,406
45,705	*	WageWorks, Inc	2,767,438
8,737	*	Willdan Group, Inc	197,980
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	89,730,092

CONSUMER DURABLES & APPAREL - 2.6%
32,895	e	Acushnet Holdings Corp	705,598
62,457	*,e	American Outdoor Brands Corp	745,112
12,138		Bassett Furniture Industries, Inc	412,085
37,278	*	Beazer Homes USA, Inc	691,134
109,412		Callaway Golf Co	1,616,015
9,964	*	Cavco Industries, Inc	1,525,987
20,687	*	Century Communities, Inc	653,709
24,098	*	Clarus Corp	179,530
33,684		Columbia Sportswear Co	2,515,184
83,425	*	CROCS, Inc	1,127,072
9,386		CSS Industries, Inc	245,538
12,782		Culp, Inc	406,468
36,339	*	Deckers Outdoor Corp	3,114,616
7,803	*	Delta Apparel, Inc	145,604
12,451		Escalade, Inc	159,995
29,152		Ethan Allen Interiors, Inc	724,427
8,919		Flexsteel Industries, Inc	384,231
50,398	*,e	Fossil Group, Inc	401,168
50,517	*	G-III Apparel Group Ltd	1,886,810
124,946	*,e	GoPro, Inc	683,455
27,060	*	Green Brick Partners, Inc	303,072
3,281		Hamilton Beach Brands Holding Co	84,354
31,620	*	Helen of Troy Ltd	2,945,403
13,290		Hooker Furniture Corp	493,723
147,864	*	Hovnanian Enterprises, Inc (Class A)	300,164
58,559	*,e	Iconix Brand Group, Inc	73,199
25,016	*	Installed Building Products Inc	1,799,901
30,750	*,e	iRobot Corp	2,729,062
5,691		Johnson Outdoors, Inc	342,997
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

98,722		KB Home	$3,111,717
56,670		La-Z-Boy, Inc	1,708,600
20,219	*,e	LGI Homes, Inc	1,368,422
32,467		Libbey, Inc	229,542
11,479		Lifetime Brands, Inc	200,309
30,565	*	M/I Homes, Inc	988,472
24,029	*	Malibu Boats Inc	799,205
9,223		Marine Products Corp	134,656
21,602		MCBC Holdings, Inc	522,120
51,502		MDC Holdings, Inc	1,736,132
44,254	*	Meritage Homes Corp	2,099,852
17,997		Movado Group, Inc	550,708
4,690		Nacco Industries, Inc (Class A)	197,214
35,512	*	Nautilus, Inc	456,329
10,592	*	New Home Co Inc	125,515
18,983		Oxford Industries, Inc	1,495,860
15,421	*	Perry Ellis International, Inc	369,796
48,257	*,e	Sequential Brands Group, Inc	78,176
68,695	*	Steven Madden Ltd	3,173,709
20,004	e	Sturm Ruger & Co, Inc	1,059,212
10,648		Superior Uniform Group, Inc	250,867
127,873	*	Taylor Morrison Home Corp	3,251,810
40,744	*	TopBuild Corp	3,118,546
174,334	*	TRI Pointe Homes, Inc	2,843,388
18,157	*	Unifi, Inc	646,571
16,526	*	Universal Electronics, Inc	761,849
24,025	*	Vera Bradley, Inc	223,192
66,460	*	Vista Outdoor, Inc	1,006,869
7,194		Weyco Group, Inc	222,870
31,385	*	William Lyon Homes, Inc	852,103
109,673		Wolverine World Wide, Inc	3,600,565
32,007	*	Zagg, Inc	534,517
		TOTAL CONSUMER DURABLES & APPAREL	65,114,306

CONSUMER SERVICES - 4.2%
69,262	*	Adtalem Global Education, Inc	3,186,052
18,794	*	American Public Education, Inc	477,368
12,752	*	Ascent Media Corp (Series A)	120,251
104,748	*	Belmond Ltd.	1,351,249
23,144		BJ’s Restaurants, Inc	873,686
107,754		Bloomin’ Brands, Inc	2,373,821
20,371	*,e	Bojangles’, Inc	249,545
96,713		Boyd Gaming Corp	3,817,262
22,506	*	Bridgepoint Education, Inc	173,971
53,498		Brinker International, Inc	1,944,117
17,990	*	Buffalo Wild Wings, Inc	2,824,430
155,746	*	Caesars Entertainment Corp	2,172,657
16,090	*	Cambium Learning Group, Inc	112,952
13,164		Capella Education Co	1,047,196
79,280	*	Career Education Corp	983,072
18,014		Carriage Services, Inc	479,713
40,523	*	Carrols Restaurant Group, Inc	504,511
25,429	*	Century Casinos, Inc	232,675
262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,245	e	Cheesecake Factory	$2,422,362
111,873	*	Chegg, Inc	1,937,640
15,659		Churchill Downs, Inc	4,055,681
19,485	*	Chuy’s Holdings, Inc	516,353
9,036		Collectors Universe	250,478
22,310	e	Cracker Barrel Old Country Store, Inc	3,937,269
48,254	*	Dave & Buster’s Entertainment, Inc	2,267,938
25,732	*	Del Frisco’s Restaurant Group, Inc	450,310
38,713	*	Del Taco Restaurants, Inc	490,494
76,536	*	Denny’s Corp	1,147,275
20,317	e	DineEquity, Inc	1,125,155
63,086	*	Drive Shack, Inc	326,786
22,879	*	El Pollo Loco Holdings, Inc	229,934
53,059	*,e	Eldorado Resorts, Inc	1,833,188
3,992	*,e	Empire Resorts, Inc	115,968
30,326	*	Fiesta Restaurant Group, Inc	582,259
11,048	*	Fogo De Chao, Inc	143,624
12,435		Golden Entertainment, Inc	389,464
54,393	*	Grand Canyon Education, Inc	5,058,005
23,667	*,e	Habit Restaurants, Inc	207,086
116,750	*	Houghton Mifflin Harcourt Co	980,700
123,627		ILG, Inc	3,883,124
27,782		International Speedway Corp (Class A)	1,289,085
16,109	*	J Alexander’s Holdings, Inc	155,452
34,145		Jack in the Box, Inc	3,106,854
40,157	*	K12, Inc	696,724
94,812	*	La Quinta Holdings, Inc	1,889,603
63,549	*	Laureate Education, Inc	915,106
7,785		Liberty Tax, Inc	80,186
23,604	*	Lindblad Expeditions Holdings, Inc	218,809
21,890		Marcus Corp	569,140
24,595		Marriott Vacations Worldwide Corp	3,746,556
12,576	*	Monarch Casino & Resort, Inc	572,963
3,345		Nathan’s Famous, Inc	238,833
13,996	*,e	Noodles & Co	82,576
30,336	e	Papa John’s International, Inc	1,968,503
97,377	*	Penn National Gaming, Inc	3,107,300
59,725	*	Pinnacle Entertainment, Inc	1,928,520
99,787		Planet Fitness, Inc	3,368,809
27,002	*	Potbelly Corp	326,724
10,626		RCI Hospitality Holdings, Inc	312,192
20,975	*	Red Lion Hotels Corp	219,189
15,348	*	Red Robin Gourmet Burgers, Inc	808,072
79,766		Red Rock Resorts, Inc	2,770,273
41,909	*	Regis Corp	667,191
35,119		Ruth’s Chris Steak House, Inc	832,320
61,688	*	Scientific Games Corp (Class A)	2,877,745
81,271	*,e	SeaWorld Entertainment, Inc	1,239,383
25,610	*,e	Shake Shack, Inc	1,119,413
44,793	e	Sonic Corp	1,157,451
42,875	*	Sotheby’s (Class A)	2,262,085
13,226		Speedway Motorsports, Inc	274,440
1,170	*	Steak N Shake Co	482,847
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,578		Strayer Education, Inc	$1,070,733
77,650		Texas Roadhouse, Inc (Class A)	4,559,608
32,261	*,e	Weight Watchers International, Inc	2,074,060
33,933		Wingstop, Inc	1,641,000
21,808	*,e	Zoe’s Kitchen, Inc	321,014
		TOTAL CONSUMER SERVICES	104,226,380

DIVERSIFIED FINANCIALS - 3.0%
32,318		AG Mortgage Investment Trust	563,626
111,193		Anworth Mortgage Asset Corp	540,398
122,900		Apollo Commercial Real Estate Finance, Inc	2,233,093
32,219		Ares Commercial Real Estate Corp	408,215
26,698	e	Arlington Asset Investment Corp (Class A)	280,329
47,740	*	ARMOUR Residential REIT, Inc	1,117,593
52,204		Artisan Partners Asset Management, Inc	2,043,787
5,894		Associated Capital Group, Inc	204,227
15,891		B. Riley Financial, Inc	297,956
71,830	*	Cannae Holdings, Inc	1,250,560
108,484		Capstead Mortgage Corp	890,654
13,666		Cherry Hill Mortgage Investment Corp	231,775
24,839		Cohen & Steers, Inc	1,012,686
29,978	*,e	Cowen Group, Inc	388,215
178,448		CYS Investments, Inc	1,202,740
3,718		Diamond Hill Investment Group, Inc	782,118
39,370	*	Donnelley Financial Solutions, Inc	844,487
53,862		Dynex Capital, Inc	350,103
16,871	*	Elevate Credit, Inc	126,026
9,630		Ellington Residential Mortgage REIT	104,100
28,331	*,e	Encore Capital Group, Inc	1,174,320
38,757	*	Enova International, Inc	693,750
44,227		Evercore Partners, Inc (Class A)	4,447,025
56,610	*	Ezcorp, Inc (Class A)	667,998
65,494		Financial Engines, Inc	1,863,304
53,276		FirstCash, Inc	3,894,476
42,779	e	Gain Capital Holdings, Inc	312,287
3,706		GAMCO Investors, Inc (Class A)	109,253
50,731		Granite Point Mortgage Trust, Inc	874,602
17,588		Great Ajax Corp	234,976
53,496	*	Green Dot Corp	3,277,165
27,951	e	Greenhill & Co, Inc	518,491
16,216		Hamilton Lane, Inc	604,532
57,416		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,248,224
29,156		Houlihan Lokey, Inc	1,390,741
17,814	*	INTL FCStone, Inc	774,909
129,500		Invesco Mortgage Capital, Inc	2,103,080
39,126		Investment Technology Group, Inc	835,731
8,147		iShares Russell 2000 Index Fund	1,273,865
12,191		KKR Real Estate Finance Trust, Inc	237,115
88,879		Ladder Capital Corp	1,286,079
127,467		Ladenburg Thalmann Financial Services, Inc	396,422
376,584	*	LendingClub Corp	1,378,297
11,119		Marlin Business Services Corp	263,520
5,657		Medley Management, Inc	36,205
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,288		Moelis & Co	$1,876,090
53,541		MTGE Investment Corp	910,197
21,905		Nelnet, Inc (Class A)	1,141,470
132,303		New York Mortgage Trust, Inc	754,127
35,784	*,m	NewStar Financial, Inc	19,323
87,568		OM Asset Management plc	1,566,592
50,424	*	On Deck Capital, Inc	226,908
9,072		Oppenheimer Holdings, Inc	249,480
50,389		Orchid Island Capital, Inc	381,949
12,075		Owens Realty Mortgage, Inc	172,069
77,160		PennyMac Mortgage Investment Trust	1,265,424
27,062		Pico Holdings, Inc	354,512
17,102		Piper Jaffray Cos	1,578,515
21,172		PJT Partners, Inc	1,002,494
51,334	*	PRA Group, Inc	1,835,191
19,726		Pzena Investment Management, Inc (Class A)	246,772
90,076		Redwood Trust, Inc	1,341,232
12,014	*	Regional Management Corp	340,717
35,297		Resource Capital Corp	334,616
23,190	*	Safeguard Scientifics, Inc	289,875
8,405		Silvercrest Asset Management Group, Inc	126,075
76,597		Stifel Financial Corp	5,171,830
29,168		Tiptree Financial, Inc	179,383
12,907		TPG RE Finance Trust, Inc	242,910
1,276		Value Line, Inc	24,537
29,013	e	Virtu Financial, Inc	554,148
7,982		Virtus Investment Partners, Inc	1,021,696
95,396		Waddell & Reed Financial, Inc (Class A)	2,194,108
42,891		Western Asset Mortgage Capital Corp	400,173
9,732		Westwood Holdings Group, Inc	637,154
134,858		WisdomTree Investments, Inc	1,563,004
6,913	*	World Acceptance Corp	816,080
19,482		ZAIS Financial Corp	282,489
		TOTAL DIVERSIFIED FINANCIALS	73,870,195

ENERGY - 3.9%
178,075	*	Abraxas Petroleum Corp	425,599
2,617		Adams Resources & Energy, Inc	116,457
50,922	*,e	Approach Resources, Inc	170,079
22,078		Arch Coal, Inc	1,987,241
82,718		Archrock, Inc	769,277
33,506	*	Ardmore Shipping Corp	237,893
20,427	*	Basic Energy Services, Inc	398,122
88,257	*	Bill Barrett Corp	452,758
24,238	*	Bonanza Creek Energy, Inc	678,906
37,739	e	Bristow Group, Inc	581,558
54,411	*	C&J Energy Services, Inc	1,666,065
49,973	*,e	California Resources Corp	1,055,929
234,294	*	Callon Petroleum Co	2,659,237
27,152	*,e	CARBO Ceramics, Inc	216,130
89,907	*,e	Carrizo Oil & Gas, Inc	1,808,030
159,866	*	Clean Energy Fuels Corp	250,990
86,813	*	Cloud Peak Energy, Inc	434,065
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,959	*	Contango Oil & Gas Co	$122,832
18,813	e	CVR Energy, Inc	673,317
90,532		Delek US Holdings, Inc	3,158,661
461,125	*	Denbury Resources, Inc	1,120,534
86,921		DHT Holdings, Inc	300,747
73,434	*,e	Diamond Offshore Drilling, Inc	1,298,313
26,438	*	Dorian LPG Ltd	201,986
44,503	*	Dril-Quip, Inc	2,298,580
24,651	*,e	Earthstone Energy, Inc	246,017
102,621	*	Eclipse Resources Corp	219,609
34,714	*	Energy XXI Gulf Coast, Inc	232,931
498,296		Ensco plc	2,939,946
44,712	*,e	EP Energy Corp	85,400
23,812	*	Era Group, Inc	241,216
32,073		Evolution Petroleum Corp	245,358
37,718	*	Exterran Corp	1,089,296
179,381	*,e	Fairmount Santrol Holdings, Inc	999,152
89,734	*	Forum Energy Technologies, Inc	1,516,505
58,496		Frank’s International NV	404,792
89,961	e	Frontline Ltd	413,821
48,376	e	GasLog Ltd	977,195
204,445	*,e	Gastar Exploration, Inc	204,138
55,272	*	Gener8 Maritime, Inc	324,447
15,157	*	Geospace Technologies Corp	208,560
111,379		Golar LNG Ltd	3,039,533
45,094		Green Plains Renewable Energy, Inc	789,145
15,748		Gulf Island Fabrication, Inc	203,149
149,841	*	Halcon Resources Corp	1,197,230
17,984		Hallador Energy Co	125,528
165,109	*	Helix Energy Solutions Group, Inc	1,243,271
39,698	*	Independence Contract Drilling, Inc	182,611
34,321	*	International Seaways, Inc	572,817
815	*,e	Isramco, Inc	87,816
66,626	*,e	Jagged Peak Energy, Inc	856,144
37,450	*,e	Jones Energy, Inc (Class A)	43,817
43,086	*,e	Keane Group, Inc	712,212
12,112	*,e	Key Energy Services, Inc	179,379
50,009	*,e	Lilis Energy, Inc	215,039
9,634	*	Mammoth Energy Services, Inc	221,197
108,606	*	Matador Resources Co	3,519,920
31,260	*	Matrix Service Co	559,554
325,439	*	McDermott International, Inc	2,857,354
10,608	*	Midstates Petroleum Co, Inc	174,077
14,645	*	Natural Gas Services Group, Inc	403,470
101,438		Navios Maritime Acq Corp	79,122
12,987	*,e	NCS Multistage Holdings, Inc	212,208
98,314	*	Newpark Resources, Inc	894,657
286,418	*	Noble Corp plc	1,343,300
117,430	e	Nordic American Tanker Shipping	271,263
306,480	*	Oasis Petroleum, Inc	2,654,117
59,045	*	Oil States International, Inc	1,889,440
51,818		Overseas Shipholding Group, Inc	109,336
48,082	*	Pacific Ethanol, Inc	201,944
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,403		Panhandle Oil and Gas, Inc (Class A)	$374,501
37,839	*	Par Pacific Holdings, Inc	689,805
155,695	*	Parker Drilling Co	177,492
76,836	*	PDC Energy, Inc	3,983,947
76,928	*	Peabody Energy Corp	3,108,660
14,898	*	Penn Virginia Corp	629,292
13,161	*	PHI, Inc	151,220
76,687	*	Pioneer Energy Services Corp	249,233
65,526	*	ProPetro Holding Corp	1,224,026
6,879	*	Ranger Energy Services, Inc	74,293
45,105	*	Renewable Energy Group, Inc	482,624
25,407	*,e	Resolute Energy Corp	861,805
6,817	*	Rex American Resources Corp	556,608
15,435	*	RigNet, Inc	254,678
53,473	*	Ring Energy, Inc	737,927
2,865	*,e	Rosehill Resources, Inc	22,433
136,980	*	Rowan Cos plc	2,016,346
83,510	*,e	Sanchez Energy Corp	413,375
40,933	*,e	SandRidge Energy, Inc	732,291
249,210		Scorpio Tankers, Inc	662,899
18,742	*	SEACOR Holdings, Inc	873,002
18,843	*	SEACOR Marine Holdings, Inc	281,891
30,762	*,e	Select Energy Services, Inc	551,255
76,310		SemGroup Corp	2,186,282
67,977	e	Ship Finance International Ltd	1,040,048
8,148	*	SilverBow Resources, Inc	250,144
20,513	*,e	Smart Sand, Inc	188,514
18,257	*	Solaris Oilfield Infrastructure, Inc	344,510
277,196	*	SRC Energy, Inc	2,758,100
22,943	*	Stone Energy Corp	829,160
176,961	*	Superior Energy Services	1,849,242
63,451	e	Teekay Corp	517,760
220,807	e	Teekay Tankers Ltd (Class A)	280,425
65,614	*,e	Tellurian, Inc	744,719
135,908	*	Tetra Technologies, Inc	521,887
224,551	*	Ultra Petroleum Corp	1,567,366
60,564	*	Unit Corp	1,467,466
160,189	*,e	Uranium Energy Corp	251,497
94,936		US Silica Holdings Inc	3,160,419
106,992	*	W&T Offshore, Inc	517,841
19,645	*,e	Westmoreland Coal Co	21,217
55,894	*,e	WildHorse Resource Development Corp	995,472
44,518	*	Willbros Group, Inc	49,415
		TOTAL ENERGY	96,921,426

FOOD & STAPLES RETAILING - 0.5%
31,434		Andersons, Inc	1,071,900
23,613	*	Chefs’ Warehouse Holdings, Inc	480,525
16,394		Ingles Markets, Inc (Class A)	550,838
11,393	*,e	Natural Grocers by Vitamin C	97,980
104,338	*	Performance Food Group Co	3,584,010
25,365		Pricesmart, Inc	2,161,098
26,085	*	Smart & Final Stores, Inc	245,199
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,594		Spartan Stores, Inc	$1,038,016
45,637	*	SUPERVALU, Inc	722,890
57,624	*	United Natural Foods, Inc	2,742,902
9,198		Village Super Market (Class A)	215,969
11,104		Weis Markets, Inc	441,495
		TOTAL FOOD & STAPLES RETAILING	13,352,822

FOOD, BEVERAGE & TOBACCO - 1.6%
3,815		Alico, Inc	102,624
76,388	e	B&G Foods, Inc (Class A)	2,520,804
9,567	*	Boston Beer Co, Inc (Class A)	1,816,295
18,781	e	Calavo Growers, Inc	1,633,947
33,020	*,e	Cal-Maine Foods, Inc	1,405,001
102,357	*,e	Castle Brands, Inc	113,616
5,506		Coca-Cola Bottling Co Consolidated	1,115,075
15,091	*	Craft Brewers Alliance, Inc	292,011
190,333	*	Darling International, Inc	3,528,774
106,451		Dean Foods Co	1,103,897
10,212	*	Farmer Bros Co	322,699
37,648		Fresh Del Monte Produce, Inc	1,781,127
28,710	*,e	Freshpet, Inc	528,264
93,544	*	Hostess Brands, Inc	1,290,907
17,434		J&J Snack Foods Corp	2,413,563
10,081		John B. Sanfilippo & Son, Inc	631,272
21,831		Lancaster Colony Corp	2,803,100
31,585	*	Landec Corp	415,343
6,655	*	Lifeway Foods, Inc	52,841
14,621		Limoneira Co	315,083
14,879		MGP Ingredients, Inc	1,332,266
13,646	e	National Beverage Corp	1,507,474
29,717	*	Primo Water Corp	385,429
23,357		Sanderson Farms, Inc	2,964,003
8,108	*	Seneca Foods Corp	255,807
98,888		Snyder’s-Lance, Inc	4,942,422
19,816	e	Tootsie Roll Industries, Inc	709,413
5,540		Turning Point Brands, Inc	121,880
29,026		Universal Corp	1,393,248
114,694		Vector Group Ltd	2,442,982
		TOTAL FOOD, BEVERAGE & TOBACCO	40,241,167

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
13,836	*,e	AAC Holdings, Inc	123,832
25,077		Abaxis, Inc	1,796,767
95,674	*,e	Accuray, Inc	540,558
34,765		Aceto Corp	382,763
9,018	*	Addus HomeCare Corp	323,295
211,116	*	Allscripts Healthcare Solutions, Inc	3,147,740
14,990	*	Almost Family, Inc	855,179
33,341	*	Amedisys, Inc	1,787,744
11,409	*	American Renal Associates Holdings, Inc	215,744
53,395	*	AMN Healthcare Services, Inc	2,864,642
14,900		Analogic Corp	1,235,210
268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,908	*	Angiodynamics, Inc	$747,028
15,231	*	Anika Therapeutics, Inc	1,016,212
168,761	*,e	Antares Pharma, Inc	352,710
37,600	*	AtriCure, Inc	613,256
1,507		Atrion Corp	867,128
32,054	*	AxoGen, Inc	891,101
135,192	*,e	BioScrip, Inc	377,186
36,652	*,e	BioTelemetry, Inc	1,251,666
41,772		Cantel Medical Corp	4,633,768
28,891	*	Capital Senior Living Corp	325,890
37,414	*	Cardiovascular Systems, Inc	924,500
75,088	*,e	Castlight Health, Inc	277,826
121,010	*	Cerus Corp	536,074
18,282		Chemed Corp	4,763,741
18,740	*	Civitas Solutions, Inc	328,887
113,135	*,e	Community Health Systems, Inc	639,213
13,516	e	Computer Programs & Systems, Inc	404,804
45,074	*	ConforMIS, Inc	62,653
32,155		Conmed Corp	1,857,916
93,990	*,e	Corindus Vascular Robotics, Inc	108,088
11,151	*	Corvel Corp	575,949
42,007	*	Cotiviti Holdings, Inc	1,470,245
41,163	*	Cross Country Healthcare, Inc	576,694
38,323	*	CryoLife, Inc	722,389
15,490	*	Cutera, Inc	768,304
55,746	*	Diplomat Pharmacy, Inc	1,504,585
114,178		Encompass Health Corp	6,042,300
96,080	*,e	Endologix, Inc	397,771
52,999		Ensign Group, Inc	1,220,567
14,265	*	Entellus Medical, Inc	343,073
68,837	*,e	Evolent Health, Inc	970,602
12,544	*	Exactech, Inc	628,454
7,193	*	FONAR Corp	176,588
37,725	*,e	Genesis Health Care, Inc	36,970
63,403	*	GenMark Diagnostics, Inc	344,912
33,499	*,e	Glaukos Corp	1,005,305
81,973	*	Globus Medical, Inc	3,774,037
60,748	*	Haemonetics Corp	3,927,358
52,883	*	Halyard Health, Inc	2,581,219
57,732	*	HealthEquity, Inc	2,922,394
30,569	*	HealthStream, Inc	718,983
7,583	*	Heska Corp	591,095
98,417	*	HMS Holdings Corp	1,685,883
17,479	*	ICU Medical, Inc	4,001,817
19,977	*	Inogen Inc	2,433,998
73,166	*,e	Inovalon Holdings, Inc	951,158
67,376	*	Insulet Corp	5,156,285
36,321	*	Integer Holding Corp	1,821,498
72,613	*	Integra LifeSciences Holdings Corp	3,823,801
37,507		Invacare Corp	690,129
16,209	*	iRhythm Technologies, Inc	966,543
47,466	*	K2M Group Holdings, Inc	1,000,109
98,117	*	Kindred Healthcare, Inc	902,676
269

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,126	*	Lantheus Holdings, Inc	$807,898
17,437		LeMaitre Vascular, Inc	606,808
18,291	*	LHC Group, Inc	1,148,675
56,264	*	LivaNova plc	4,813,385
26,915	*	Magellan Health Services, Inc	2,680,734
51,996	*	Masimo Corp	4,900,103
65,233	*	Medidata Solutions, Inc	4,443,020
48,932		Meridian Bioscience, Inc	765,786
56,652	*	Merit Medical Systems, Inc	2,631,485
50,582	*	Molina Healthcare, Inc	4,621,172
20,810	*,e	NantHealth, Inc	71,586
13,284		National Healthcare Corp	828,523
10,966		National Research Corp	412,870
35,073	*	Natus Medical, Inc	1,089,017
57,497	*	Neogen Corp	3,394,048
31,806	*	Nevro Corp	2,552,750
67,655	*,e	Novocure Ltd	1,518,855
58,993	*	NuVasive, Inc	2,882,988
76,152	*	NxStage Medical, Inc	1,906,085
9,138	*,e	Obalon Therapeutics, Inc	37,466
43,159	*	Omnicell, Inc	2,116,949
66,173	*	OraSure Technologies, Inc	1,439,924
20,282	*	Orthofix International NV	1,164,998
5,338	*	OrthoPediatrics Corp	90,746
71,499		Owens & Minor, Inc	1,505,769
26,771	*	Oxford Immunotec Global plc	310,811
33,972	*	Penumbra, Inc	3,383,611
8,435	*,e	PetIQ, Inc	202,440
13,475	*	Providence Service Corp	866,847
10,716	*	Pulse Biosciences, Inc	217,320
62,161	*	Quality Systems, Inc	808,093
32,231	*	Quidel Corp	1,475,535
31,499	*,e	Quotient Ltd	91,820
117,885	*	R1 RCM, Inc	607,108
43,392	*	RadNet, Inc	440,429
4,151	*,e	Restoration Robotics, Inc	21,129
56,389	*,e	Rockwell Medical, Inc	314,369
65,561	*	RTI Biologics, Inc	295,024
126,173	*	Select Medical Holdings Corp	2,233,262
16,751	*,e	Sientra, Inc	211,230
12,818		Simulations Plus, Inc	207,011
48,836	*	Staar Surgical Co	766,725
22,611	*,e	Surgery Partners, Inc	351,601
15,380	*	SurModics, Inc	450,634
10,949	*	Tabula Rasa HealthCare, Inc	392,303
14,939	*,e	Tactile Systems Technology, Inc	471,027
63,240	*,e	Teladoc, Inc	2,365,176
93,241	*,e	Tenet Healthcare Corp	1,760,390
42,804	*	Tivity Health, Inc	1,658,655
26,953	*	Triple-S Management Corp (Class B)	619,380
14,224		US Physical Therapy, Inc	1,080,313
4,059		Utah Medical Products, Inc	365,716
43,437	*	Varex Imaging Corp	1,844,769
270

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,460	*,e	ViewRay, Inc	$316,658
17,568	*,e	Viveve Medical, Inc	75,542
32,825	*	Vocera Communications, Inc	961,772
121,506	*	Wright Medical Group NV	2,764,261
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	165,349,413

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
12,748	*	Central Garden & Pet Co	499,594
41,272	*	Central Garden and Pet Co (Class A)	1,556,780
24,335	*,e	elf Beauty, Inc	500,328
136,667	*	HRG Group, Inc	2,494,173
20,344		Inter Parfums, Inc	927,686
12,324		Medifast, Inc	846,782
8,350	e	Natural Health Trends Corp	134,602
12,223		Nature’s Sunshine Products, Inc	147,898
5,962		Oil-Dri Corp of America	231,862
11,813	e	Orchids Paper Products Co	177,904
13,484	*,e	Revlon, Inc (Class A)	276,422
13,523	*	USANA Health Sciences, Inc	1,009,492
15,371		WD-40 Co	1,902,161
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,705,684

INSURANCE - 2.3%
50,994	*	AMBAC Financial Group, Inc	826,103
100,370		American Equity Investment Life Holding Co	3,312,210
21,175		Amerisafe, Inc	1,286,381
91,416	e	Amtrust Financial Services, Inc	1,226,803
34,076		Argo Group International Holdings Ltd	2,088,859
12,458	*	Atlas Financial Holdings, Inc	249,783
11,413		Baldwin & Lyons, Inc (Class B)	262,499
8,022		Blue Capital Reinsurance Holdings Ltd	97,467
56,176	*,e	Citizens, Inc (Class A)	445,476
194,070		Conseco, Inc	4,772,181
14,063		Crawford & Co (Class B)	132,614
9,879		Donegal Group, Inc (Class A)	173,376
18,328	*	eHealth, Inc	321,106
10,262		EMC Insurance Group, Inc	289,901
37,247		Employers Holdings, Inc	1,579,273
12,967	*	Enstar Group Ltd	2,691,949
11,202		FBL Financial Group, Inc (Class A)	779,659
14,441		Federated National Holding Co	214,160
573,465	*	Genworth Financial, Inc (Class A)	1,754,803
9,538	*	Global Indemnity Ltd	403,934
35,453	*	Greenlight Capital Re Ltd (Class A)	717,923
17,649	*	Hallmark Financial Services	178,784
9,313	e	HCI Group, Inc	325,489
13,285	*,e	Health Insurance Innovations, Inc	344,746
24,858	e	Heritage Insurance Holdings, Inc	423,332
46,099		Horace Mann Educators Corp	1,903,889
7,770		Independence Holding Co	227,661
12,526		Infinity Property & Casualty Corp	1,268,257
1,658		Investors Title Co	322,481
26,422		James River Group Holdings Ltd	1,004,036
271

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

46,115		Kemper Corp	$2,990,558
10,652		Kingstone Cos, Inc	223,159
17,002		Kinsale Capital Group, Inc	811,335
85,136		Maiden Holdings Ltd	600,209
102,146	*,e	MBIA, Inc	749,752
57,981		National General Holdings Corp	1,160,780
2,543		National Western Life Group, Inc	823,678
24,188		Navigators Group, Inc	1,175,537
12,045	*	NI Holdings, Inc	200,188
50,919		Primerica, Inc	5,142,819
44,787		RLI Corp	2,878,013
17,046		Safety Insurance Group, Inc	1,323,622
66,883		Selective Insurance Group, Inc	3,895,935
18,628		State Auto Financial Corp	554,556
24,563		Stewart Information Services Corp	1,093,299
107,012	*	Third Point Reinsurance Ltd	1,524,921
26,383	*,e	Trupanion, Inc	921,294
25,058		United Fire & Casualty Co	1,087,267
19,764		United Insurance Holdings Corp	381,840
36,964		Universal Insurance Holdings, Inc	1,086,742
		TOTAL INSURANCE	58,250,639

MATERIALS - 4.5%
33,879		A. Schulman, Inc	1,321,281
24,291	e	Advanced Emissions Solutions, Inc	195,785
35,037	*	AdvanSix, Inc	1,382,560
25,962	*	AgroFresh Solutions, Inc	195,753
366,574	*	AK Steel Holding Corp	1,854,864
144,415	*	Allegheny Technologies, Inc	3,893,428
33,891		American Vanguard Corp	716,795
10,517		Ampco-Pittsburgh Corp	143,031
36,818		Balchem Corp	2,908,622
44,545		Boise Cascade Co	1,980,025
59,730		Calgon Carbon Corp	1,275,236
53,481		Carpenter Technology Corp	2,748,923
58,486	*	Century Aluminum Co	1,301,314
8,500		Chase Corp	954,975
19,026	*	Clearwater Paper Corp	895,173
343,741	*	Cleveland-Cliffs, Inc	2,354,626
50,107	*	Codexis, Inc	430,920
212,512	*	Coeur Mining, Inc	1,708,596
132,849		Commercial Metals Co	3,193,690
39,240	e	Compass Minerals International, Inc	2,860,596
8,563		Core Molding Technologies, Inc	178,110
12,877		Deltic Timber Corp	1,217,134
98,266	*	Ferro Corp	2,311,216
69,112	*,m	Ferroglobe plc	0
65,118	*	Flotek Industries, Inc	358,149
21,208	*,e	Forterra, Inc	147,396
29,899		FutureFuel Corp	400,647
83,345	*	GCP Applied Technologies, Inc	2,783,723
61,329	*	Gold Resource Corp	277,207
6,597		Greif, Inc	419,899
272

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,921		Greif, Inc (Class A)	$1,768,930
58,626		H.B. Fuller Co	3,039,758
11,299		Hawkins, Inc	398,855
14,471		Haynes International, Inc	518,062
458,083		Hecla Mining Co	1,759,039
49,317	*	Ingevity Corp	3,577,948
20,658		Innophos Holdings, Inc	955,846
27,449		Innospec, Inc	1,970,838
111,599	*,e	Intrepid Potash, Inc	434,120
18,704		Kaiser Aluminum Corp	2,061,929
97,737		Kapstone Paper and Packaging Corp	3,385,610
206,237	*	Klondex Mines Ltd	453,721
15,046		KMG Chemicals, Inc	914,045
24,225	*	Koppers Holdings, Inc	1,109,505
35,036	*	Kraton Polymers LLC	1,760,909
23,106		Kronos Worldwide, Inc	634,260
168,658	*	Louisiana-Pacific Corp	4,993,963
23,900	*,e	LSB Industries, Inc	202,911
23,293		Materion Corp	1,157,662
40,092		Minerals Technologies, Inc	3,012,914
27,177		Myers Industries, Inc	570,717
19,477		Neenah Paper, Inc	1,762,669
10,497		Olympic Steel, Inc	244,685
51,140	*	Omnova Solutions, Inc	562,540
50,957		PH Glatfelter Co	1,190,356
92,468		PolyOne Corp	4,018,659
33,661	*	PQ Group Holdings, Inc	550,021
14,930		Quaker Chemical Corp	2,297,727
7,201	*,e	Ramaco Resources, Inc	57,896
49,480	e	Rayonier Advanced Materials, Inc	936,162
18,153	*	Ryerson Holding Corp	181,530
31,310		Schnitzer Steel Industries, Inc (Class A)	1,070,802
34,629		Schweitzer-Mauduit International, Inc	1,568,001
51,114		Sensient Technologies Corp	3,672,541
22,862		Stepan Co	1,792,838
125,921	*	Summit Materials, Inc	4,023,176
72,324	*	SunCoke Energy, Inc	802,796
45,746	*	TimkenSteel Corp	740,628
23,980	*	Trecora Resources	318,934
30,330		Tredegar Corp	556,556
51,467		Trinseo S.A.	4,243,454
103,567		Tronox Ltd	2,033,020
7,781	*	UFP Technologies, Inc	226,816
2,097		United States Lime & Minerals, Inc	160,945
17,505	*,e	US Concrete, Inc	1,362,764
30,035		Valhi, Inc	173,903
39,848	*	Verso Corp	639,959
37,995	e	Warrior Met Coal, Inc	1,062,720
52,320	*	Worthington Industries, Inc	2,446,483
		TOTAL MATERIALS	113,789,797

MEDIA - 1.3%
61,225	e	AMC Entertainment Holdings, Inc	783,680
273

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,375		Beasley Broadcasting Group, Inc	$67,456
99,404	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	472,169
41,972		Clear Channel Outdoor Holdings, Inc (Class A)	203,564
1,313	*,e	Daily Journal Corp	300,283
18,361		Emerald Expositions Events, Inc	396,230
142,462		Entercom Communications Corp (Class A)	1,574,205
76,986		Entravision Communications Corp (Class A)	535,053
29,201	*,e	Eros International plc	332,891
68,689	*	EW Scripps Co (Class A)	1,099,711
133,631		Gannett Co, Inc	1,576,846
61,612	*,e	Global Eagle Entertainment, Inc	178,059
76,022	*	Gray Television, Inc	1,242,960
18,241	*	Hemisphere Media Group, Inc	195,179
65,149	*	Imax Corp	1,293,208
11,678	*	Liberty Braves Group (Class A)	275,601
40,233	*	Liberty Braves Group (Class C)	945,878
15,097	*	Loral Space & Communications, Inc	704,275
65,721	*	MDC Partners, Inc	591,489
45,892		Meredith Corp	3,035,297
70,095	*	MSG Networks, Inc	1,682,280
72,367		National CineMedia, Inc	484,859
59,760		New Media Investment Group, Inc	1,009,944
145,926		New York Times Co (Class A)	3,392,779
50,392		Nexstar Broadcasting Group, Inc (Class A)	3,784,439
20,451	*	Reading International, Inc	337,237
4,295		Saga Communications, Inc	170,082
15,215		Salem Communications	70,750
33,064		Scholastic Corp	1,270,319
82,012	e	Sinclair Broadcast Group, Inc (Class A)	3,042,645
10,198	*	Townsquare Media, Inc	76,485
22,998	*	tronc, Inc	469,159
24,612	*,e	WideOpenWest, Inc	252,027
44,701		World Wrestling Entertainment, Inc (Class A)	1,580,180
		TOTAL MEDIA	33,427,219

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
33,162	*,e	Abeona Therapeutics, Inc	505,721
30,368	*,e	Accelerate Diagnostics, Inc	877,635
43,123	*	Acceleron Pharma, Inc	1,790,036
39,307	*,e	Achaogen, Inc	431,198
137,470	*	Achillion Pharmaceuticals, Inc	364,296
26,791	*	Aclaris Therapeutics, Inc	592,617
50,340	*	Acorda Therapeutics, Inc	1,306,323
17,416	*,e	Adamas Pharmaceuticals, Inc	659,021
46,160	*,e	Aduro Biotech, Inc	290,808
41,772	*,e	Advaxis, Inc	123,645
38,184	*	Aerie Pharmaceuticals, Inc	2,094,392
87,888	*,e	Agenus, Inc	317,276
5,906	*	Aileron Therapeutics, Inc	54,512
41,101	*	Aimmune Therapeutics, Inc	1,447,166
17,423	*,e	Akcea Therapeutics, Inc	377,208
52,590	*	Akebia Therapeutics, Inc	777,280
74,485	*	Alder Biopharmaceuticals, Inc	1,053,963
274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,190	*,e	Allena Pharmaceuticals, Inc	$51,625
41,723	*	AMAG Pharmaceuticals, Inc	598,725
190,831	*	Amicus Therapeutics, Inc	3,095,279
42,582	*	Amphastar Pharmaceuticals, Inc	793,729
20,506	*	AnaptysBio, Inc	2,161,127
43,047	*,e	Anavex Life Sciences Corp	121,823
9,356	*	ANI Pharmaceuticals, Inc	628,349
12,435	*,e	Apellis Pharmaceuticals, Inc	206,421
47,646	*,e	Aratana Therapeutics, Inc	220,601
38,816	*	Ardelyx, Inc	281,416
46,197	*	Arena Pharmaceuticals, Inc	1,728,692
228,693	*	Array Biopharma, Inc	3,389,230
18,543	*	Assembly Biosciences, Inc	874,859
28,869	*,e	Asterias Biotherapeutics, Inc	60,625
29,869	*,e	Atara Biotherapeutics, Inc	1,129,048
8,098	*,e	Athenex, Inc	117,259
101,938	*,e	Athersys, Inc	178,392
20,216	*	Audentes Therapeutics, Inc	709,582
31,943	*	Avexis, Inc	3,952,307
31,108	*,e	Axovant Sciences Ltd	63,149
31,831	*,e	Bellicum Pharmaceuticals, Inc	193,533
112,800	*	BioCryst Pharmaceuticals, Inc	507,600
12,772	*	Biohaven Pharmaceutical Holding Co Ltd	441,400
6,600	*	Biospecifics Technologies Corp	282,612
92,201	*,e	BioTime, Inc	268,305
56,659	*	Bluebird Bio, Inc	11,609,429
49,410	*	Blueprint Medicines Corp	3,886,097
35,916	*	Calithera Biosciences, Inc	287,328
9,448	*,e	Calyxt, Inc	246,120
38,195	*	Cambrex Corp	2,152,288
32,084	*,e	Cara Therapeutics Inc	470,672
39,355	*	Cascadian Therapeutics, Inc	395,911
153,714	*	Catalent, Inc	7,153,849
83,695	*	Catalyst Pharmaceuticals, Inc	283,726
3,204	*	Celcuity, Inc	54,052
141,834	*	Celldex Therapeutics, Inc	391,462
28,623	*	ChemoCentryx, Inc	267,625
54,689	*	Chimerix, Inc	261,960
24,340	*,e	Clearside Biomedical, Inc	158,210
50,394	*	Clovis Oncology, Inc	3,048,837
45,053	*	Coherus Biosciences, Inc	455,035
30,530	*,e	Collegium Pharmaceutical, Inc	727,835
21,103	*	Concert Pharmaceuticals Inc	423,748
30,219	*,e	Contatus Pharmaceuticals, Inc	168,018
52,012	*,e	Corbus Pharmaceuticals Holdings, Inc	390,090
105,055	*,e	Corcept Therapeutics, Inc	2,417,841
23,459	*	Corium International, Inc	299,102
9,893	*,e	Corvus Pharmaceuticals, Inc	83,299
134,048	*	Curis, Inc	82,721
48,754	*	Cytokinetics, Inc	448,537
34,166	*	CytomX Therapeutics, Inc	913,941
9,479	*	Deciphera Pharmaceuticals, Inc	246,454
66,981	*	Depomed, Inc	492,310
275

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

44,280	*	Dermira, Inc	$1,262,866
5,959	*,e	Dova Pharmaceuticals, Inc	189,854
161,127	*	Durect Corp	191,741
70,720	*,e	Dynavax Technologies Corp	1,138,592
9,606	*,e	Eagle Pharmaceuticals, Inc	574,151
22,877	*	Edge Therapeutics, Inc	291,453
39,191	*,e	Editas Medicine, Inc	1,430,863
39,250	*	Emergent Biosolutions, Inc	1,915,008
18,410	*	Enanta Pharmaceuticals, Inc	1,563,930
48,178	*	Enzo Biochem, Inc	354,590
56,373	*,e	Epizyme, Inc	910,424
19,726	*	Esperion Thereapeutics, Inc	1,430,332
136,498	*	Exact Sciences Corp	6,785,316
42,819	*,e	Fate Therapeutics, Inc	391,366
79,315	*	FibroGen, Inc	4,643,893
32,083	*	Five Prime Therapeutics, Inc	641,660
37,709	*,e	Flexion Therapeutics Inc	851,846
34,764	*	Fluidigm Corp	213,103
39,096	*,e	Fortress Biotech, Inc	154,820
16,818	*,e	Foundation Medicine, Inc	1,167,169
9,134	*	G1 Therapeutics, Inc	218,394
33,811	*,e	Genocea Biosciences Inc	30,768
23,210	*	Genomic Health, Inc	770,804
175,340	*,e	Geron Corp	429,583
43,204	*	Global Blood Therapeutics, Inc	2,501,512
138,306	*	Halozyme Therapeutics, Inc	2,583,556
53,300	*	Heron Therapeutics, Inc	1,153,945
189,200	*	Horizon Pharma plc	2,752,860
165,189	*,e	Idera Pharmaceuticals, Inc	302,296
67,263	*	Ignyta, Inc	1,809,375
39,100	*	Immune Design Corp	132,940
114,950	*	Immunogen, Inc	1,055,241
119,301	*,e	Immunomedics, Inc	1,988,748
86,105	*	Impax Laboratories, Inc	1,674,742
88,759	*	Innoviva, Inc	1,294,994
96,614	*,e	Inovio Pharmaceuticals, Inc	440,560
86,083	*	Insmed, Inc	2,189,952
28,816	*,e	Insys Therapeutics, Inc	272,599
20,347	*,e	Intellia Therapeutics, Inc	522,918
30,115	*	Intersect ENT, Inc	1,124,795
48,852	*	Intra-Cellular Therapies, Inc	831,461
45,626	*,e	Invitae Corp	314,363
71,599	*	Iovance Biotherapeutics, Inc	1,113,364
156,472	*	Ironwood Pharmaceuticals, Inc	2,317,350
16,920	*,e	Jounce Therapeutics, Inc	409,126
9,487	*	Kala Pharmaceuticals, Inc	144,392
39,639	*	Karyopharm Therapeutics, Inc	468,533
105,622	*,e	Keryx Biopharmaceuticals, Inc	489,030
24,603	*	Kindred Biosciences Inc	215,276
23,393	*,e	Kura Oncology, Inc	458,503
20,522	*,e	La Jolla Pharmaceutical Co	703,084
33,486	*,e	Lannett Co, Inc	681,440
50,618	*,e	Lexicon Pharmaceuticals, Inc	555,786
276

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,548	*	Ligand Pharmaceuticals, Inc (Class B)	$3,711,636
26,389	*	Loxo Oncology, Inc	2,677,692
48,826		Luminex Corp	985,797
39,634	*	MacroGenics, Inc	894,539
4,811	*	Madrigal Pharmaceuticals, Inc	714,049
62,114	*,e	Matinas BioPharma Holdings, Inc	60,878
80,186	*,e	Medicines Co	2,656,562
38,450	*,e	MediciNova, Inc	339,898
8,685	*	Medpace Holdings, Inc	319,000
10,676	*	Melinta Therapeutics, Inc	148,930
15,796	e	Merrimack Pharmaceuticals, Inc	165,858
5,869	*,e	Mersana Therapeutics, Inc	83,633
121,344	*,e	MiMedx Group, Inc	2,032,512
29,493	*	Minerva Neurosciences, Inc	188,755
14,724	*	Miragen Therapeutics, Inc	110,430
85,320	*	Momenta Pharmaceuticals, Inc	1,450,440
22,593	*	MyoKardia, Inc	1,165,799
75,305	*	Myriad Genetics, Inc	2,777,248
20,842	*	NanoString Technologies, Inc	156,732
35,776	*,e	NantKwest, Inc	158,130
36,769	*	Natera, Inc	382,765
171,557	*	Nektar Therapeutics	14,343,881
65,452	*,e	NeoGenomics, Inc	505,289
30,628	*,e	Neos Therapeutics, Inc	324,657
34,728	*,e	NewLink Genetics Corp	286,506
387,921	*,e	Novavax, Inc	783,600
17,725	*	Novelion Therapeutics, Inc	92,347
33,197	*,e	Nymox Pharmaceutical Corp	111,542
26,356	*,e	Ocular Therapeutix, Inc	144,167
52,372	*,e	Omeros Corp	847,903
4,250	*,e	Oncocyte Corp	17,425
6,239	*,e	Optinose, Inc	118,229
119,432	*,e	Organovo Holdings, Inc	167,205
33,123	*	Otonomy, Inc	192,113
5,970	*,e	Ovid therapeutics, Inc	50,745
120,516	*,e	Pacific Biosciences of California, Inc	342,265
46,185	*	Pacira Pharmaceuticals, Inc	1,681,134
27,651	*	Paratek Pharmaceuticals, Inc	421,678
187,085	*	PDL BioPharma, Inc	516,355
22,325		Phibro Animal Health Corp	760,166
40,136	*	Pieris Pharmaceuticals, Inc	302,224
65,585	*	Portola Pharmaceuticals, Inc	3,365,166
56,655	*	PRA Health Sciences, Inc	5,159,004
61,955	*	Prestige Brands Holdings, Inc	2,591,578
82,822	*	Progenics Pharmaceuticals, Inc	484,509
14,642	*	Protagonist Therapeutics, Inc	334,716
44,616	*,e	Prothena Corp plc	1,864,949
46,691	*	PTC Therapeutics, Inc	1,227,506
33,282	*	Puma Biotechnology, Inc	2,224,902
13,796	*	Ra Pharmaceuticals, Inc	101,539
43,636	*,e	Radius Health, Inc	1,643,332
13,156	*	Reata Pharmaceuticals, Inc	374,946
15,942	*	Recro Pharma, Inc	137,261
277

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,677	*	REGENXBIO, Inc	$848,944
43,715	*	Repligen Corp	1,546,200
44,820	*	Retrophin, Inc	1,071,646
26,304	*	Revance Therapeutics, Inc	849,619
9,463	*,e	Rhythm Pharmaceuticals, Inc	298,747
170,256	*	Rigel Pharmaceuticals, Inc	681,024
43,483	*	Sage Therapeutics, Inc	8,253,073
96,506	*	Sangamo Biosciences, Inc	2,012,150
70,357	*,e	Sarepta Therapeutics, Inc	4,611,198
13,817	*,e	Selecta Biosciences, Inc	126,287
23,913	*,e	Seres Therapeutics, Inc	241,521
5,849	*,e	Sienna Biopharmaceuticals, Inc	102,942
31,082	*,e	Spark Therapeutics, Inc	1,742,146
99,815	*	Spectrum Pharmaceuticals, Inc	2,150,015
6,931	*,e	Spero Therapeutics, Inc	83,865
27,171	*	Stemline Therapeutics, Inc	433,377
25,095	*,e	Strongbridge Biopharma plc	169,391
27,806	*	Sucampo Pharmaceuticals, Inc (Class A)	499,118
55,048	*	Supernus Pharmaceuticals, Inc	2,149,624
10,389	*	Syndax Pharmaceuticals, Inc	113,240
63,457	*	Syneos Health, Inc	2,433,576
269,179	*,e	Synergy Pharmaceuticals, Inc	586,810
14,716	*,e	Syros Pharmaceuticals, Inc	140,979
48,439	*,e	Teligent, Inc	147,739
59,580	*	Tetraphase Pharmaceuticals, Inc	347,947
57,027	*,e	TG Therapeutics, Inc	655,811
195,036	*,e	TherapeuticsMD, Inc	1,146,812
47,229	*,e	Theravance Biopharma, Inc	1,248,735
9,827	*,e	Tocagen, Inc	127,849
63,234	*	Trevena, Inc	103,071
45,989	*	Ultragenyx Pharmaceutical, Inc	2,453,513
51,722	*	Vanda Pharmaceuticals, Inc	819,794
24,961	*	VBI Vaccines, Inc	99,844
27,835	*	Veracyte, Inc	177,866
37,920	*	Versartis, Inc	75,840
21,201	*,e	Voyager Therapeutics, Inc	437,589
8,113	*	vTv Therapeutics, Inc	62,957
13,995	*,e	WaVe Life Sciences Pte Ltd	559,800
24,300	*,e	XBiotech, Inc	119,556
45,194	*	Xencor Inc	1,028,615
156,015	*,e	ZIOPHARM Oncology, Inc	614,699
39,400	*	Zogenix, Inc	1,432,190
13,359	*	Zynerba Pharmaceuticals, Inc	161,510
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	236,657,900

REAL ESTATE - 6.3%
96,388		Acadia Realty Trust	2,367,289
32,581		Agree Realty Corp	1,568,449
76,836		Alexander & Baldwin, Inc	2,037,691
2,409		Alexander’s, Inc	875,334
12,985	*,e	Altisource Portfolio Solutions S.A.	363,580
57,995		Altisource Residential Corp	638,525
46,921		American Assets Trust,Inc	1,654,434
278

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,866		Armada Hoffler Properties, Inc	$775,132
33,025		Ashford Hospitality Prime, Inc	297,885
93,265		Ashford Hospitality Trust, Inc	600,627
13,541	*	AV Homes, Inc	228,843
28,266		Bluerock Residential Growth REIT, Inc	236,869
84,636		CareTrust REIT, Inc	1,344,866
47,279		CatchMark Timber Trust Inc	622,664
195,933		CBL & Associates Properties, Inc	1,089,387
95,982		Cedar Realty Trust, Inc	490,468
51,488		Chatham Lodging Trust	1,153,331
67,985		Chesapeake Lodging Trust	1,860,749
32,219		City Office REIT, Inc	376,318
19,188		Clipper Realty, Inc	181,327
20,026		Community Healthcare Trust, Inc	533,493
4,973		Consolidated-Tomoka Land Co	329,063
13,847		CorEnergy Infrastructure Trust, Inc	530,756
485,284		Cousins Properties, Inc	4,367,556
232,472		DiamondRock Hospitality Co	2,733,871
48,656		Easterly Government Properties, Inc	1,013,504
38,616		EastGroup Properties, Inc	3,352,255
87,835		Education Realty Trust, Inc	2,901,190
39,521		Farmland Partners, Inc	322,096
137,644		First Industrial Realty Trust, Inc	4,247,694
12,331	*,e	Forestar Group, Inc	300,876
71,256		Four Corners Property Trust, Inc	1,681,642
121,443		Franklin Street Properties Corp	1,231,432
8,123	*	FRP Holdings, Inc	405,744
140,673		Geo Group, Inc	3,172,176
36,031		Getty Realty Corp	945,453
30,001		Gladstone Commercial Corp	570,019
20,876		Global Medical REIT, Inc	167,426
77,786	*	Global Net Lease, Inc	1,426,595
109,886		Government Properties Income Trust	1,885,644
183,953		Gramercy Property Trust	4,642,974
765		Griffin Land & Nurseries, Inc (Class A)	28,382
142,462		Healthcare Realty Trust, Inc	4,255,340
46,537		Hersha Hospitality Trust	863,261
43,164		HFF, Inc (Class A)	2,124,100
96,673		Independence Realty Trust, Inc	888,425
140,104		Investors Real Estate Trust	794,390
75,660	*	iStar Financial, Inc	798,213
15,338		Jernigan Capital, Inc	272,096
137,234		Kennedy-Wilson Holdings, Inc	2,435,904
96,240		Kite Realty Group Trust	1,622,606
132,037		LaSalle Hotel Properties	4,032,410
251,499		Lexington Realty Trust	2,268,521
45,599		LTC Properties, Inc	1,868,647
105,234		Mack-Cali Realty Corp	2,112,046
18,055	*	Marcus & Millichap, Inc	589,496
7,422	*	Maui Land & Pineapple Co, Inc	102,053
30,846		MedEquities Realty Trust, Inc	336,838
80,609		Monmouth Real Estate Investment Corp (Class A)	1,377,608
47,132		National Health Investors, Inc	3,324,220
279

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

52,757		National Storage Affiliates Trust	$1,338,445
98,401		New Senior Investment Group, Inc	753,752
21,017		NexPoint Residential Trust, Inc	557,161
63,599		NorthStar Realty Europe Corp	758,736
17,770		One Liberty Properties, Inc	434,299
79,873		Pebblebrook Hotel Trust	3,115,047
81,428		Pennsylvania REIT	908,736
211,074		Physicians Realty Trust	3,440,506
47,018		Potlatch Corp	2,487,252
41,998		Preferred Apartment Communities, Inc	700,107
22,926		PS Business Parks, Inc	2,799,494
56,778		QTS Realty Trust, Inc	2,827,544
111,073	*	Quality Care Properties, Inc	1,499,486
113,214		RAIT Investment Trust	72,344
93,091		Ramco-Gershenson Properties	1,230,663
20,700		Re/Max Holdings, Inc	1,021,545
12,451	*	Redfin Corp	252,755
125,850		Retail Opportunities Investment Corp	2,311,865
89,105		Rexford Industrial Realty, Inc	2,645,527
196,775		RLJ Lodging Trust	4,549,438
8,183		RMR Group, Inc	529,849
51,309		Ryman Hospitality Properties	3,927,704
202,331		Sabra Healthcare REIT, Inc	3,662,191
12,027		Safety Income and Growth, Inc	211,795
13,350		Saul Centers, Inc	730,646
72,778		Select Income REIT	1,627,316
29,421		Seritage Growth Properties	1,212,145
50,986	*	St. Joe Co	958,537
109,400		STAG Industrial, Inc	2,770,008
6,939		Stratus Properties, Inc	212,333
121,193		Summit Hotel Properties, Inc	1,877,280
261,065		Sunstone Hotel Investors, Inc	4,398,945
21,672	*	Tejon Ranch Co	472,666
60,627		Terreno Realty Corp	2,158,321
55,419		Tier REIT, Inc	1,075,683
1,971	*	Transcontinental Realty Investors, Inc	64,393
21,521	*	Trinity Place Holdings, Inc	145,482
33,859		UMH Properties, Inc	453,033
14,692		Universal Health Realty Income Trust	977,753
119,418		Urban Edge Properties	2,791,993
35,661		Urstadt Biddle Properties, Inc (Class A)	692,537
216,784		Washington Prime Group, Inc	1,426,439
91,171		Washington REIT	2,612,961
44,533		Whitestone REIT	585,164
124,280		Xenia Hotels & Resorts, Inc	2,759,016
		TOTAL REAL ESTATE	157,658,675

RETAILING - 2.9%
30,262	*	1-800-FLOWERS.COM, Inc (Class A)	315,481
73,473		Aaron’s, Inc	3,004,311
75,424		Abercrombie & Fitch Co (Class A)	1,562,031
188,587		American Eagle Outfitters, Inc	3,394,566
8,685	*	America’s Car-Mart, Inc	400,378
280

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,555	*	Asbury Automotive Group, Inc	$1,565,971
155,630	*	Ascena Retail Group, Inc	336,161
5,999	*	At Home Group, Inc	190,048
44,967	*	Barnes & Noble Education, Inc	299,031
69,711		Barnes & Noble, Inc	327,642
11,135	e	Big 5 Sporting Goods Corp	62,913
48,972	e	Big Lots, Inc	2,976,518
13,407	*	Boot Barn Holdings, Inc	235,025
33,661	e	Buckle, Inc	674,903
16,153	*	Build-A-Bear Workshop, Inc	138,916
49,736		Caleres, Inc	1,474,175
35,955		Camping World Holdings, Inc	1,608,986
16,042	*	Carvana Co	306,242
22,206		Cato Corp (Class A)	263,807
153,040		Chico’s FAS, Inc	1,455,410
19,825		Children’s Place Retail Stores, Inc	2,969,785
14,334		Citi Trends, Inc	336,992
21,550	*,e	Conn’s, Inc	717,615
17,500	*,e	Container Store Group, Inc	83,300
53,559		Core-Mark Holding Co, Inc	1,183,118
16,272	e	Dillard’s, Inc (Class A)	1,099,336
76,344		DSW, Inc (Class A)	1,529,170
11,119	*,e	Duluth Holdings, Inc	195,806
90,450	*	Express Parent LLC	631,341
46,714		Finish Line, Inc (Class A)	529,270
62,796	*	Five Below, Inc	4,077,344
43,319	*	Francesca’s Holdings Corp	252,550
42,223	e	Fred’s, Inc (Class A)	139,758
20,323	*	FTD Cos, Inc	119,093
12,089	*,e	Funko, Inc	89,096
10,304	*	Gaia, Inc	123,133
22,493	*	Genesco, Inc	783,881
80,019	*,e	GNC Holdings, Inc	348,083
23,071		Group 1 Automotive, Inc	1,809,920
397,752	*	Groupon, Inc	2,104,108
70,370		Guess?, Inc	1,292,697
22,326		Haverty Furniture Cos, Inc	497,870
25,080	*	Hibbett Sports, Inc	566,808
13,777	*	J. Jill, Inc	116,416
355,994	*,e	JC Penney Co, Inc	1,320,738
15,584	*	Kirkland’s, Inc	165,346
15,574	*,e	Lands’ End, Inc	261,643
86,067	*	Liberty TripAdvisor Holdings, Inc	757,390
27,051		Lithia Motors, Inc (Class A)	3,380,293
32,773	*,e	Lumber Liquidators, Inc	915,678
26,171	*	MarineMax, Inc	600,624
36,871		Monro Muffler, Inc	2,083,211
21,091	*	National Vision Holdings, Inc	825,080
32,981		Nutri/System, Inc	1,426,428
585,595		Office Depot, Inc	1,903,184
55,327	*	Ollie’s Bargain Outlet Holdings, Inc	3,073,415
19,736	*,e	Overstock.com, Inc	1,355,863
33,020	*,e	Party City Holdco, Inc	478,790
281

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,772	e	PetMed Express, Inc	$1,029,294
95,358		Pier 1 Imports, Inc	316,589
50,233	e	Rent-A-Center, Inc	544,023
23,287	*,e	RH	2,188,745
11,940	*,e	Sears Holdings Corp	30,686
12,980		Shoe Carnival, Inc	296,593
39,098	*	Shutterfly, Inc	2,664,529
45,125	*	Sleep Number Corp	1,698,505
28,923		Sonic Automotive, Inc (Class A)	623,291
42,393	*,e	Sportsman’s Warehouse Holdings, Inc	214,932
58,085		Tailored Brands, Inc	1,405,076
40,542		Tile Shop Holdings, Inc	379,068
15,021		Tilly’s, Inc	224,113
25,077	*	Vitamin Shoppe, Inc	106,577
2,826		Winmark Corp	378,684
20,701	*	Zumiez, Inc	429,546
		TOTAL RETAILING	73,266,939

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
21,586	*,e	Acacia Communications, Inc	796,739
46,161	*	Advanced Energy Industries, Inc	3,283,432
22,516	*	Alpha & Omega Semiconductor Ltd	378,044
37,651	*,e	Ambarella, Inc	1,897,610
119,353	*	Amkor Technology, Inc	1,200,691
7,913	*	Aquantia Corp	103,502
35,689	*	Axcelis Technologies, Inc	924,345
43,728	*	AXT, Inc	345,451
79,925		Brooks Automation, Inc	2,229,907
28,783		Cabot Microelectronics Corp	2,932,700
24,328	*	Ceva, Inc	1,070,432
16	*,†,m	China Energy Savings Technology, Inc	0
74,789	*	Cirrus Logic, Inc	3,707,291
32,236		Cohu, Inc	734,014
113,224	*	Cree, Inc	3,907,360
8,089	*,e	CyberOptics Corp	123,357
43,021	*	Diodes, Inc	1,212,762
24,935	*	DSP Group, Inc	326,648
163,275		Entegris, Inc	5,314,601
81,515	*	Formfactor, Inc	1,169,740
16,802	*	GSI Technology, Inc	134,920
21,192	*,e	Ichor Holdings Ltd	676,449
21,033	*,e	Impinj, Inc	470,508
49,303	*,e	Inphi Corp	1,472,681
155,342	*	Integrated Device Technology, Inc	4,644,726
71,986	*,e	Kopin Corp	238,994
143,679	*	Lattice Semiconductor Corp	935,350
47,131	*,e	MA-COM Technology Solutions	1,465,774
70,629	*	MaxLinear, Inc	1,821,522
61,943		MKS Instruments, Inc	6,336,769
45,880		Monolithic Power Systems, Inc	5,465,226
28,616	*	Nanometrics, Inc	708,818
37,246	*,e	NeoPhotonics Corp Ltd	208,950
5,629		NVE Corp	471,823
282

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,711	*	PDF Solutions, Inc	$447,486
77,509	*	Photronics, Inc	651,076
33,408	*,e	Pixelworks, Inc	203,455
33,338		Power Integrations, Inc	2,490,349
122,767	*	Rambus, Inc	1,550,547
36,617	*	Rudolph Technologies, Inc	959,365
75,379	*	Semtech Corp	2,698,568
45,361	*	Sigma Designs, Inc	256,290
48,677	*	Silicon Laboratories, Inc	4,682,727
7,132	*	SMART Global Holdings, Inc	258,678
70,189	*,e	SunPower Corp	556,599
38,300	*	Ultra Clean Holdings	830,727
49,301	*	Veeco Instruments, Inc	820,862
62,196	*	Xcerra Corp	620,716
57,378		Xperi Corp	1,288,136
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	75,026,717

SOFTWARE & SERVICES - 8.8%
55,267	*	2U, Inc	4,104,680
101,509	*	8x8, Inc	1,796,709
57,657	*	A10 Networks, Inc	353,437
135,478	*	ACI Worldwide, Inc	3,175,604
35,982	*	Actua Corp	561,319
91,978	*	Acxiom Corp	2,489,844
23,742	*	Alarm.com Holdings, Inc	911,218
26,983	*	Alteryx, Inc	739,334
23,669	*	Amber Road, Inc	171,837
31,219	*	American Software, Inc (Class A)	391,174
9,167	*	Appfolio, Inc	388,222
26,348	*	Apptio, Inc	673,191
84,050	*	Aspen Technology, Inc	6,509,673
29,317	*	Barracuda Networks, Inc	807,683
97,252	*	Bazaarvoice, Inc	534,886
18,656	*,e	Benefitfocus, Inc	470,131
54,800		Blackbaud, Inc	5,250,936
63,563	*	Blackhawk Network Holdings, Inc	2,888,938
18,435	*	Blackline, Inc	612,595
51,111	*	Blucora, Inc	1,247,108
46,639	*	Bottomline Technologies, Inc	1,702,324
92,196	*	Box, Inc	2,050,439
39,647	*	Brightcove, Inc	267,617
35,938	*,e	BroadSoft, Inc	1,972,996
28,059	*	CACI International, Inc (Class A)	3,943,692
75,651	*	Callidus Software, Inc	2,719,653
28,970	*	Carbonite, Inc	730,044
53,575	*	Cardtronics plc	1,310,445
16,291	*	Care.com, Inc	298,777
80,757	*,e	Cars.com, Inc	2,397,675
14,161		Cass Information Systems, Inc	820,630
29,774	*	ChannelAdvisor Corp	270,943
29,029	*,e	Cimpress NV	3,698,585
112,086	*	Cloudera, Inc	2,098,250
34,059	*	CommerceHub, Inc	656,998
283

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,052	*,e	CommerceHub, Inc (Series A)	$324,571
45,821	*	Commvault Systems, Inc	2,444,550
109,215		Convergys Corp	2,541,433
61,113	*	Cornerstone OnDemand, Inc	2,513,578
34,498	*	Coupa Software, Inc	1,318,859
39,065		CSG Systems International, Inc	1,764,566
64,185	*	DHI Group, Inc	115,533
11,709	*,e	Digimarc Corp	361,808
28,146	e	Ebix, Inc	2,310,787
39,244	*	Ellie Mae, Inc	3,669,314
68,116	*	Endurance International Group Holdings, Inc	565,363
48,577	*	Envestnet, Inc	2,611,014
57,451	*	EPAM Systems, Inc	6,749,343
137,576	*	Etsy, Inc	2,580,926
19,876	*	Everbridge, Inc	641,597
74,741	*	Everi Holdings, Inc	578,495
70,788		EVERTEC, Inc	1,107,832
36,890	*	ExlService Holdings, Inc	2,241,068
34,276		Fair Isaac Corp	5,918,094
60,994	*	Five9, Inc	1,586,454
6,129	*	ForeScout Technologies, Inc	186,444
121,503	*	Glu Mobile, Inc	454,421
66,405	*,e	Gogo, Inc	640,144
99,764	*,e	GrubHub, Inc	7,207,949
34,430	*	GTT Communications, Inc	1,588,945
28,047		Hackett Group, Inc	449,033
56,736	*	Hortonworks, Inc	1,131,883
39,517	*	HubSpot, Inc	3,835,125
39,298	*	Imperva, Inc	1,719,288
40,842	*	Information Services Group, Inc	173,987
4,713	*	Inspired Entertainment, Inc	31,106
24,963	*	Instructure, Inc	896,172
23,451	*	Internap Corp	392,335
54,005		j2 Global, Inc	4,319,860
13,798	*	Leaf Group Ltd	120,733
80,478	*	Limelight Networks, Inc	352,494
30,035	*	Liquidity Services, Inc	144,168
64,265	*	Liveperson, Inc	767,967
6,072	*	Majesco	35,157
29,935		Mantech International Corp (Class A)	1,558,715
73,808		MAXIMUS, Inc	5,032,229
77,886	*	Meet Group, Inc	214,965
11,162	*	MicroStrategy, Inc (Class A)	1,537,342
49,926	*	MINDBODY, Inc	1,754,899
37,219	*	Mitek Systems, Inc	290,308
64,209	*	MobileIron, Inc	288,941
27,941	*	Model N, Inc	417,718
30,692	*	MoneyGram International, Inc	370,759
48,837		Monotype Imaging Holdings, Inc	1,169,646
28,253	*	MuleSoft, Inc	694,459
34,571	*	New Relic, Inc	2,064,926
76,241		NIC, Inc	1,265,601
123,154	*	Nutanix, Inc	3,953,243
284

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,357	*	Okta, Inc	$658,414
15,163	*,e	Park City Group, Inc	131,160
56,650	*	Paycom Software, Inc	5,191,406
30,410	*	Paylocity Holding Corp	1,590,139
42,589		Pegasystems, Inc	2,165,651
40,293	*	Perficient, Inc	780,475
22,210	*	Presidio, Inc	406,665
55,268		Progress Software Corp	2,754,004
50,042	*	Proofpoint, Inc	5,105,285
30,870	*	PROS Holdings, Inc	896,465
36,709	*	Q2 Holdings, Inc	1,554,626
11,558		QAD, Inc (Class A)	498,150
36,390	*	Qualys, Inc	2,274,375
42,514	*	QuinStreet, Inc	396,656
85,979	*	Quotient Technology, Inc	1,014,552
23,972	*	Rapid7, Inc	574,849
28,670	*	RealNetworks, Inc	88,877
68,204	*	RealPage, Inc	3,393,149
11,469		Reis, Inc	237,982
74,996	*	RingCentral, Inc	4,072,283
20,079	*	Rosetta Stone, Inc	256,610
52,077	*	Rubicon Project, Inc	99,988
49,795		Science Applications International Corp	3,816,787
9,490	*,e	SecureWorks Corp	91,863
9,517	*	SendGrid, Inc	213,847
89,088	*	ServiceSource International LLC	302,899
21,669	*	Shutterstock, Inc	959,070
19,702	*	SPS Commerce, Inc	1,036,325
18,829	*	Stamps.com, Inc	3,838,292
11,835	*	StarTek, Inc	147,938
46,653	*	Sykes Enterprises, Inc	1,447,176
50,703	*	Synchronoss Technologies, Inc	407,652
38,748		Syntel, Inc	873,767
23,000	*	TechTarget, Inc	360,640
37,092	*	TeleNav, Inc	209,570
135,638		TiVo Corp	1,892,150
26,829	*,e	Trade Desk, Inc	1,300,670
145,889		Travelport Worldwide Ltd	1,985,549
80,632	*	TrueCar, Inc	950,651
16,307		TTEC Holdings, Inc	647,388
10,557	*,e	Tucows, Inc	572,189
71,219	*,e	Twilio, Inc	1,868,787
60,166	*,e	Unisys Corp	535,477
8,544	*	Upland Software, Inc	197,623
22,335	*	Varonis Systems, Inc	1,212,791
35,507	*	Vasco Data Security International	511,301
72,543	*	Verint Systems, Inc	3,028,670
2,969	*,e	Veritone, Inc	52,700
59,824	*,e	VirnetX Holding Corp	206,393
31,481	*	Virtusa Corp	1,404,682
44,808	*	Website Pros, Inc	1,041,786
29,117	*	Workiva, Inc	649,309
29,069	*	XO Group, Inc	555,218
285

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

92,108	*	Yelp, Inc	$4,036,173
27,024	*,e	Yext, Inc	325,639
115,057	*	Zendesk, Inc	4,431,996
63,373	*	Zix Corp	268,068
		TOTAL SOFTWARE & SERVICES	221,546,531

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
126,411	*,e	3D Systems Corp	1,294,449
55,836		Adtran, Inc	893,376
36,710	*	Aerohive Networks, Inc	150,878
17,472	*	Agilysys, Inc	209,664
10,178	*,e	Akoustis Technologies, Inc	59,236
33,743	*	Anixter International, Inc	2,824,289
21,550	*,e	Applied Optoelectronics, Inc	698,004
39,275	*	Avid Technology, Inc	212,085
50,587		AVX Corp	907,531
30,724		Badger Meter, Inc	1,480,897
11,452		Bel Fuse, Inc (Class B)	235,339
48,392		Belden CDT, Inc	4,102,190
58,634	*	Benchmark Electronics, Inc	1,697,454
41,188	*	CalAmp Corp	1,008,282
50,447	*	Calix, Inc	322,861
163,577	*	Ciena Corp	3,480,918
13,438	*,e	Clearfield, Inc	174,022
26,492		Comtech Telecommunications Corp	573,022
28,678	*	Control4 Corp	777,461
4,684	*,e	CPI Card Group, Inc	13,537
47,272	*	Cray, Inc	1,146,346
37,527		CTS Corp	1,031,992
42,437		Daktronics, Inc	392,967
87,843	e	Diebold, Inc	1,620,703
31,119	*	Digi International, Inc	322,082
20,630	*,e	Eastman Kodak Co	164,008
37,138	*	Electro Scientific Industries, Inc	869,772
53,816	*	Electronics for Imaging, Inc	1,573,580
31,557		EMCORE Corp	213,010
15,367	*	ePlus, Inc	1,186,332
127,412	*	Extreme Networks, Inc	1,915,002
42,601	*	Fabrinet	1,056,931
19,613	*	FARO Technologies, Inc	1,057,141
130,627	*	Finisar Corp	2,346,061
223,222	*,e	Fitbit, Inc	1,149,593
92,145	*	Harmonic, Inc	336,329
70,322	*	II-VI, Inc	2,999,233
34,800	*,e	Immersion Corp	361,224
169,984	*	Infinera Corp	1,099,796
41,742	*	Insight Enterprises, Inc	1,549,463
40,247		InterDigital, Inc	3,141,278
22,899	*	Intevac, Inc	155,713
27,499	*	Iteris, Inc	185,893
39,496	*	Itron, Inc	2,891,107
63,652	*	Kemet Corp	1,295,955
31,224	*	Kimball Electronics, Inc	577,644
286

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

103,186	*	Knowles Corp	$1,572,555
19,212	*	KVH Industries, Inc	212,293
28,090		Littelfuse, Inc	6,105,081
70,647	*,e	Lumentum Holdings, Inc	3,270,956
42,187	*,e	Maxwell Technologies, Inc	244,263
3,745		Mesa Laboratories, Inc	529,955
41,939		Methode Electronics, Inc	1,713,208
80,535	*,e	Microvision, Inc	95,837
19,647	e	MTS Systems Corp	1,018,697
13,881	*	Napco Security Technologies, Inc	127,011
35,948	*	Netgear, Inc	2,505,576
96,970	*	Netscout Systems, Inc	2,763,645
37,215	*	Novanta, Inc	2,154,748
194,403	*,e	Oclaro, Inc	1,154,754
20,403	*	OSI Systems, Inc	1,348,230
17,660		Park Electrochemical Corp	323,178
13,833		PC Connection, Inc	362,425
11,799	*	PC Mall, Inc	104,421
38,204		Plantronics, Inc	2,253,654
38,716	*	Plexus Corp	2,313,281
109,005	*	Pure Storage, Inc	2,195,361
24,775	*	Quantenna Communications, Inc	340,904
32,926	*	Quantum Corp	203,812
42,747	*,e	Radisys Corp	37,190
55,463	*	Ribbon Communications, Inc	387,132
20,909	*	Rogers Corp	3,445,385
82,246	*	Sanmina Corp	2,150,733
28,338	*	Scansource, Inc	969,160
58,473	*,e	Stratasys Ltd	1,250,737
45,701	*	Super Micro Computer, Inc	1,043,125
40,501	*	Synaptics, Inc	1,755,313
33,643		SYNNEX Corp	4,129,005
13,420		Systemax, Inc	416,691
40,320	*	Tech Data Corp	4,042,886
108,540	*	TTM Technologies, Inc	1,789,825
25,769	*,e	Ubiquiti Networks, Inc	2,078,785
55,917	*	USA Technologies, Inc	472,499
129,456	*	VeriFone Systems, Inc	2,288,782
61,195	*,e	Viasat, Inc	4,627,566
266,046	*	Viavi Solutions, Inc	2,282,675
152,260		Vishay Intertechnology, Inc	3,342,107
11,982	*	Vishay Precision Group, Inc	328,307
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	121,506,398

TELECOMMUNICATION SERVICES - 0.8%
12,323		ATN International, Inc	731,493
41,998	*	Boingo Wireless, Inc	1,018,452
49,186	*	Cincinnati Bell, Inc	848,459
48,352		Cogent Communications Group, Inc	2,180,675
77,469	e	Consolidated Communications Holdings, Inc	964,489
93,522	e	Frontier Communications Corp	765,945
29,010	*	General Communication, Inc (Class A)	1,216,389
645,680	*,e	Globalstar, Inc	677,964
287

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,993	*	Hawaiian Telcom Holdco, Inc	$200,629
20,120		IDT Corp (Class B)	218,705
42,619	*,e	Intelsat S.A.	119,759
91,669	*,e	Iridium Communications, Inc	1,164,196
19,812	*	Ooma, Inc	203,073
76,555	*	Orbcomm, Inc	879,617
10,970	*,e	pdvWireless, Inc	377,368
53,861		Shenandoah Telecom Co	1,831,274
24,468		Spok Holdings, Inc	381,701
11,350	*	Straight Path Communications, Inc	2,071,375
233,810	*	Vonage Holdings Corp	2,616,334
223,649	e	Windstream Holdings, Inc	369,021
		TOTAL TELECOMMUNICATION SERVICES	18,836,918

TRANSPORTATION - 1.7%
69,081	*	Air Transport Services Group, Inc	1,717,354
14,375		Allegiant Travel Co	2,289,219
30,376		Arkansas Best Corp	1,079,867
26,903	*	Atlas Air Worldwide Holdings, Inc	1,514,639
83,190	*	Avis Budget Group, Inc	3,740,222
58,957		Costamare, Inc	384,400
13,793	*	Covenant Transportation Group, Inc	404,549
24,136	*	Daseke, Inc	325,836
43,341	*	Eagle Bulk Shipping, Inc	205,436
28,771	*	Echo Global Logistics, Inc	840,113
34,330		Forward Air Corp	2,084,174
8,743	*,e	Genco Shipping & Trading Ltd	113,746
59,594		Hawaiian Holdings, Inc	2,225,836
55,059		Heartland Express, Inc	1,249,289
64,235	*,e	Hertz Global Holdings, Inc	1,472,909
37,926	*	Hub Group, Inc (Class A)	1,822,344
144,213		Knight-Swift Transportation Holdings, Inc	7,180,365
46,156		Marten Transport Ltd	1,070,819
48,462		Matson, Inc	1,657,885
99,748	*,e	Navios Maritime Holdings, Inc	121,693
10,288		Park-Ohio Holdings Corp	428,495
44,145	*	Radiant Logistics, Inc	212,337
35,045	*	Roadrunner Transportation Services Holdings, Inc	195,201
55,051	*	Safe Bulkers, Inc	188,825
29,727	*	Saia, Inc	2,245,875
48,021		Schneider National, Inc	1,406,055
66,140		Scorpio Bulkers, Inc	502,664
57,731		Skywest, Inc	3,218,503
9,781		Universal Truckload Services, Inc	227,408
55,269		Werner Enterprises, Inc	2,249,448
38,036	*	YRC Worldwide, Inc	607,435
		TOTAL TRANSPORTATION	42,982,941

UTILITIES - 3.3%
59,443		Allete, Inc	4,306,051
42,195		American States Water Co	2,330,008
13,565	*,e	AquaVenture Holdings Ltd	206,324
9,200		Artesian Resources Corp	342,056
288

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

139,113	*	Atlantic Power Corp	$292,137
74,777		Avista Corp	3,765,770
62,062		Black Hills Corp	3,447,544
24,453	*,e	Cadiz, Inc	355,791
55,753		California Water Service Group	2,269,147
18,487		Chesapeake Utilities Corp	1,358,794
12,971		Connecticut Water Service, Inc	688,112
16,592		Consolidated Water Co, Inc	222,333
129,390	*	Dynegy, Inc	1,619,963
46,726		El Paso Electric Co	2,439,097
37,078	*	Evoqua Water Technologies Corp	847,603
16,769		Genie Energy Ltd	73,281
11,990		Global Water Resources, Inc	106,711
58,891		Idacorp, Inc	5,081,116
40,584		MGE Energy, Inc	2,426,923
18,794		Middlesex Water Co	707,782
99,793		New Jersey Resources Corp	3,871,968
31,941		Northwest Natural Gas Co	1,831,816
55,985		NorthWestern Corp	3,042,225
40,697		NRG Yield, Inc (Class A)	766,325
75,245		NRG Yield, Inc (Class C)	1,422,130
60,013		ONE Gas, Inc	4,250,721
46,408		Ormat Technologies, Inc	3,252,273
44,049		Otter Tail Corp	1,876,487
90,622	e	Pattern Energy Group, Inc	1,868,626
92,750		PNM Resources, Inc	3,533,775
102,818		Portland General Electric Co	4,354,342
19,960	*	Pure Cycle Corp	172,654
7,883		RGC Resources, Inc	192,345
19,005		SJW Corp	1,137,259
92,809		South Jersey Industries, Inc	2,732,297
55,203		Southwest Gas Corp	4,061,837
13,545	e	Spark Energy, Inc	134,095
54,896		Spire, Inc	3,650,584
52,651		TerraForm Power, Inc	573,896
14,718		Unitil Corp	650,683
31,050	*,e	Vivint Solar, Inc	107,122
59,759		WGL Holdings, Inc	5,032,903
14,841		York Water Co	469,719
		TOTAL UTILITIES	81,872,625

		TOTAL COMMON STOCKS	2,485,471,072
		(Cost $1,692,179,763)

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
1,297	m	Emergent Capital Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
8,325	†,m	Forest Laboratories, Inc CVR	7,909
5,149	†,m	Omthera Pharmaceuticals, Inc CVR	3,089
9,351	m	Tobira Therapeutics, Inc	561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,559
289

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 0.0%
17,421	†,m	Gerber Scientific, Inc	$0
		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS	11,559
		(Cost $997)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 8.7%
GOVERNMENT AGENCY DEBT - 0.7%
$17,800,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	17,800,000
		TOTAL GOVERNMENT AGENCY DEBT			17,800,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.0%
201,296,932	c	State Street Navigator Securities Lending Government Money Market Portfolio			201,296,932
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			201,296,932

		TOTAL SHORT-TERM INVESTMENTS			219,096,932
		(Cost $219,096,932)
		TOTAL INVESTMENTS - 107.8%			2,704,579,563
		(Cost $1,911,277,692)
		OTHER ASSETS & LIABILITIES, NET - (7.8)%			(194,599,500)
		NET ASSETS - 100.0%			$2,509,980,063

Abbreviation(s):
CVR Contingent Value Right
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $192,623,157.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of January 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	223	3/16/18	$17,852,277	$17,572,400	$(279,877)
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

BRAZIL - 7.2%
2,210,451		AMBEV S.A.	$15,238,792
194,400	*	Atacadao Distribuicao Comercio e Industria Ltd	982,373
406,349		Banco Bradesco S.A.	5,018,386
1,446,948		Banco Bradesco S.A. (Preference)	18,520,863
393,286		Banco do Brasil S.A.	4,899,675
1,531,686		Banco Itau Holding Financeira S.A.	25,135,396
187,539		Banco Santander Brasil S.A.	2,111,263
318,000		BB Seguridade Participacoes S.A.	3,105,141
974,774		BM&F Bovespa S.A.	7,985,214
372,837		BR Malls Participacoes S.A.	1,503,094
76,715		Braskem S.A.	1,191,161
213,556	*	BRF S.A.	2,369,810
95,700	*	Centrais Eletricas Brasileiras S.A.	610,214
101,592		Centrais Eletricas Brasileiras S.A. (Preference)	755,667
70,657		Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,670,097
552,656		Cia de Concessoes Rodoviarias	2,719,030
162,700		Cia de Saneamento Basico do Estado de Sao Paulo	1,857,824
409,291		Cia Energetica de Minas Gerais	962,213
301,230	*	Cia Siderurgica Nacional S.A.	1,040,663
605,038		Cielo S.A.	5,106,551
116,236		Cosan SA Industria e Comercio	1,593,043
157,362		EDP - Energias do Brasil S.A.	677,630
338,179		Empresa Brasileira de Aeronautica S.A.	2,124,700
72,700		Engie Brasil Energia S.A.	820,776
98,700		Equatorial Energia S.A.	2,169,769
120,163		Fibria Celulose S.A.	2,068,154
469,075		Gerdau S.A. (Preference)	2,123,036
153,882		Hypermarcas S.A.	1,755,201
1,833,198		Investimentos Itau S.A. - PR	7,625,144
394,064		JBS S.A.	1,242,874
257,220		Klabin S.A.	1,438,495
627,096		Kroton Educacional S.A.	3,192,644
211,335		Localiza Rent A Car	1,708,671
326,985		Lojas Americanas S.A.(Preference)	1,736,441
335,495		Lojas Renner S.A.	3,987,278
47,800		M Dias Branco S.A.	859,230
34,569		Multiplan Empreendimentos Imobiliarios S.A.	787,686
71,792		Natura Cosmeticos S.A.	786,873
110,453		Odontoprev S.A.	576,533
1,490,672	*	Petroleo Brasileiro S.A.	9,974,267
1,946,646	*	Petroleo Brasileiro S.A. (Preference)	12,049,856
41,181		Porto Seguro S.A.	571,031
110,800		Qualicorp S.A.	1,064,356
106,000		Raia Drogasil S.A.	2,805,865
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

519,000	*	Rumo S.A.	$2,324,967
96,636		Sul America SA	615,728
207,300		Suzano Papel e Celulose S.A.	1,344,262
200,421		Telefonica Brasil S.A.	3,388,357
354,866		Tim Participacoes S.A.	1,503,966
97,400		Transmissora Alianca de Energia Eletrica S.A.	616,011
192,480		Ultrapar Participacoes S.A.	4,928,710
1,496,405		Vale S.A.	19,502,072
245,440		Weg S.A.	1,825,035
		TOTAL BRAZIL	202,572,088

CHILE - 1.2%
1,256,501		AES Gener S.A.	405,946
1,207,642		Aguas Andinas S.A.	813,235
10,317,334		Banco de Chile	1,767,106
20,480		Banco de Credito e Inversiones	1,563,782
28,034,883		Banco Santander Chile S.A.	2,385,265
690,048		Centros Comerciales Sudamericanos S.A.	2,155,778
69,233		Cia Cervecerias Unidas S.A.	1,016,209
4,042,610		Colbun S.A.	1,003,091
61,461,974		Corpbanca S.A.	626,110
129,631		Embotelladora Andina S.A.	633,178
1,466,501	*	Empresa Nacional de Electricidad S.A.	1,398,346
72,288		Empresa Nacional de Telecomunicaciones S.A.	866,046
566,452		Empresas CMPC S.A.	2,244,083
243,709		Empresas COPEC S.A.	4,232,353
10,497,227		Enersis Chile S.A.	1,324,277
13,147,370		Enersis S.A.	3,076,872
141,931		Lan Airlines S.A.	2,443,678
375,676		SACI Falabella	3,943,615
45,638		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,561,521
		TOTAL CHILE	34,460,491

CHINA - 29.3%
481,500	*	3SBio, Inc	982,672
43,687	*	58.COM, Inc (ADR)	3,489,718
350,500		AAC Technologies Holdings, Inc	5,807,641
764,000		Agile Property Holdings Ltd	1,368,802
13,349,000		Agricultural Bank of China	8,167,426
914,000		Air China Ltd	1,332,460
544,002	*	Alibaba Group Holding Ltd (ADR)	111,134,169
1,752,000	*,e	Alibaba Health Information Technology Ltd	916,017
2,164,000	*,e	Aluminum Corp of China Ltd	1,463,490
592,000		Anhui Conch Cement Co Ltd	3,248,205
510,000		Anta Sports Products Ltd	2,447,026
24,500		Autohome, Inc (ADR)	2,040,360
1,607,000		AviChina Industry & Technology Co	860,748
129,845	*	Baidu, Inc (ADR)	32,061,327
38,428,000		Bank of China Ltd	23,031,211
4,168,500		Bank of Communications Co Ltd	3,599,851
734,000		Beijing Capital International Airport Co Ltd	1,112,825
238,000		Beijing Enterprises Holdings Ltd	1,460,520
2,274,000		Beijing Enterprises Water Group Ltd	1,633,197
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,432,000		Brilliance China Automotive Holdings Ltd	$3,640,767
308,000	e	Byd Co Ltd	2,897,928
354,500		BYD Electronic International Co Ltd	870,830
5,815,000		CGN Power Co Ltd	1,642,436
4,299,000		China Cinda Asset Management Co Ltd	1,815,973
4,674,600		China Citic Bank	3,837,798
2,139,000		China Communications Construction Co Ltd	2,546,879
1,184,400		China Communications Services Corp Ltd	750,288
809,500		China Conch Venture Holdings Ltd	2,264,435
39,967,350		China Construction Bank	45,885,373
1,644,000		China Everbright Bank Co Ltd	930,423
1,160,000		China Everbright International Ltd	1,766,566
460,000		China Everbright Ltd	1,131,761
1,554,000	*,e	China Evergrande Group	5,117,477
1,983,500		China Galaxy Securities Co Ltd	1,615,826
4,837,000	g	China Huarong Asset Management Co Ltd	2,440,345
2,230,000	*,†,e,m	China Huishan Dairy Holdings Co Ltd	2,851
769,424		China Insurance International Holdings Co Ltd	3,312,322
3,604,000		China Life Insurance Co Ltd	12,135,384
1,662,000		China Longyuan Power Group Corp	1,213,126
683,000		China Medical System Holdings Ltd	1,461,976
1,325,000		China Mengniu Dairy Co Ltd	4,327,658
1,885,000		China Merchants Bank Co Ltd	9,203,184
676,274		China Merchants Holdings International Co Ltd	1,783,162
2,751,800		China Minsheng Banking Corp Ltd	3,138,851
2,948,000		China Mobile Hong Kong Ltd	31,043,597
1,809,000		China Molybdenum Co Ltd	1,387,966
1,350,000		China National Building Material Co Ltd	1,432,347
1,106,000		China Oilfield Services Ltd	1,316,297
1,834,000		China Overseas Land & Investment Ltd	7,092,575
1,280,800		China Pacific Insurance Group Co Ltd	6,474,192
1,121,500		China Railway Construction Corp	1,361,727
2,214,000		China Railway Group Ltd	1,695,699
816,677		China Resources Beer Holdings Company Ltd	3,084,991
424,000		China Resources Gas Group Ltd	1,396,204
1,317,555		China Resources Land Ltd	5,243,794
905,000		China Resources Pharmaceutical Group Ltd	1,191,020
921,372		China Resources Power Holdings Co	1,698,877
1,748,000		China Shenhua Energy Co Ltd	5,431,477
950,000		China Southern Airlines Co Ltd	1,238,711
1,060,000		China State Construction International Holdings Ltd	1,530,064
6,938,000		China Telecom Corp Ltd	3,436,192
2,874,000	*	China Unicom Ltd	4,308,152
622,900		China Vanke Co Ltd	3,034,101
1,211,000		Chongqing Rural Commercial Bank	1,093,846
2,829,000		Citic Pacific Ltd	4,452,338
1,205,000		CITIC Securities Co Ltd	3,195,298
8,756,000		CNOOC Ltd	13,763,221
919,510		COSCO Pacific Ltd	962,690
2,556,675		Country Garden Holdings Co Ltd	5,491,708
2,152,050		CRRC Corp Ltd	2,126,944
2,234,000		CSPC Pharmaceutical Group Ltd	4,948,906
186,604	*	Ctrip.com International Ltd (ADR)	8,729,335
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,370,000		Dongfeng Motor Group Co Ltd	$1,784,067
356,000		ENN Energy Holdings Ltd	2,750,547
923,000		Far East Horizon Ltd	992,335
1,213,952		Fosun International	2,857,965
2,454,000		Franshion Properties China Ltd	1,597,443
241,600		Fuyao Glass Industry Group Co Ltd	1,020,190
2,339,000		Geely Automobile Holdings Ltd	7,441,196
729,000		GF Securities Co Ltd	1,624,327
6,762,668	e	GOME Electrical Appliances Holdings Ltd	856,707
1,458,500	e	Great Wall Motor Co Ltd	1,772,398
1,546,000		Guangdong Investments Ltd	2,298,534
1,050,000		Guangzhou Automobile Group Co Ltd	2,366,607
491,200		Guangzhou R&F Properties Co Ltd	1,374,734
333,000		Haitian International Holdings Ltd	1,040,805
1,792,000		Haitong Securities Co Ltd	2,919,216
348,000		Hengan International Group Co Ltd	3,334,106
2,130,000		Huaneng Power International, Inc	1,370,077
2,232,000		Huaneng Renewables Corp Ltd	771,423
814,200	g	Huatai Securities Co Ltd	1,841,077
35,178,000		Industrial & Commercial Bank of China	33,136,537
311,132	*	JD.com, Inc (ADR)	15,317,028
674,000		Jiangsu Express	1,036,690
674,000		Jiangxi Copper Co Ltd	1,138,684
389,000		Kingsoft Corp Ltd	1,327,372
3,662,000		Lenovo Group Ltd	2,108,043
722,000		Longfor Properties Co Ltd	2,356,170
655,500	*,e,g	Meitu, Inc	907,280
53,300	*	Momo, Inc (ADR)	1,680,549
37,483		Netease.com (ADR)	12,000,557
371,600		New China Life insurance Co Ltd	2,411,300
63,944		New Oriental Education & Technology Group (ADR)	5,888,603
3,546,000		People’s Insurance Co Group of China Ltd	2,020,419
2,179,055		PICC Property & Casualty Co Ltd	4,507,975
2,471,500		Ping An Insurance Group Co of China Ltd	29,109,289
1,402,300	*,e	Semiconductor Manufacturing International Corp	2,018,104
1,232,000		Shandong Weigao Group Medical Polymer Co Ltd	912,574
1,978,000	*,e	Shanghai Electric Group Co Ltd	803,252
231,000		Shanghai Fosun Pharmaceutical Group Co Ltd	1,342,122
237,000		Shanghai Industrial Holdings Ltd	692,382
575,699		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	872,760
403,200	e	Shanghai Pharmaceuticals Holding Co Ltd	1,053,492
357,000		Shenzhou International Group Holdings Ltd	3,685,164
565,000		Shimao Property Holdings Ltd	1,676,569
1,689,000		Sihuan Pharmaceutical Holdings	648,485
26,830	*	Sina Corp	3,145,818
1,403,971		Sino-Ocean Land Holdings Ltd	1,159,091
1,666,000		Sinopec Shanghai Petrochemical Co Ltd	1,017,211
613,600		Sinopharm Group Co	2,704,080
1,016,000		Soho China Ltd	602,563
1,132,000		Sunac China Holdings Ltd	5,402,698
342,000		Sunny Optical Technology Group Co Ltd	4,714,032
137,000		TAL Education Group (ADR)	4,462,090
2,690,600		Tencent Holdings Ltd	158,980,654
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

934,000		Tingyi Cayman Islands Holding Corp	$1,946,169
469,000		Travelsky Technology Ltd	1,463,813
200,000		Tsingtao Brewery Co Ltd	1,114,712
194,024	*	Vipshop Holdings Ltd (ADR)	3,207,217
2,558,000		Want Want China Holdings Ltd	2,254,394
22,467	*	Weibo Corp (ADR)	2,911,049
909,800		Weichai Power Co Ltd	1,134,902
1,180,000		Yanzhou Coal Mining Co Ltd	2,052,315
20,404	*	YY, Inc (ADR)	2,712,916
708,000		Zhejiang Expressway Co Ltd	836,117
270,400		Zhuzhou CSR Times Electric Co Ltd	1,495,719
4,106,000		Zijin Mining Group Co Ltd	2,070,055
359,864	*	ZTE Corp	1,305,862
		TOTAL CHINA	825,412,184

COLOMBIA - 0.4%
101,477		BanColombia S.A.	1,162,804
193,433		BanColombia S.A. (Preference)	2,212,419
198,544		Cementos Argos S.A.	790,540
3,055,707		Ecopetrol S.A.	2,864,057
107,119		Grupo Argos S.A.	779,049
1,603,675		Grupo Aval Acciones y Valores	720,468
102,154		Grupo de Inversiones Suramericana S.A.	1,444,125
58,915		Grupo de Inversiones Suramericana S.A. (Preference)	793,838
151,305		Interconexion Electrica S.A.	762,391
		TOTAL COLOMBIA	11,529,691

CZECH REPUBLIC - 0.2%
76,154		CEZ AS	1,950,835
34,678		Komercni Banka AS	1,592,566
278,735		Moneta Money Bank AS.	1,156,901
19,025		Telefonica O2 Czech Republic AS	265,268
		TOTAL CZECH REPUBLIC	4,965,570

EGYPT - 0.1%
505,035		Commercial International Bank	2,240,342
320,169		Egyptian Financial Group-Hermes Holding	372,382
944,833	*	Orascom Telecom Holding SAE	363,809
		TOTAL EGYPT	2,976,533

GREECE - 0.3%
652,071	*	Alpha Bank AE	1,586,560
949,470	*	Eurobank Ergasias S.A.	1,058,407
12,741	*	Hellenic Duty Free Shops S.A.	304,982
113,207		Hellenic Telecommunications Organization S.A.	1,777,984
49,754		JUMBO S.A.	983,411
2,370,073	*	National Bank of Greece S.A.	1,002,169
105,753		OPAP S.A.	1,418,014
138,484	*	Piraeus Bank S.A.	624,123
27,710		Titan Cement Co S.A.	849,763
		TOTAL GREECE	9,605,413
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 0.6%
7,070,000	*,e	Alibaba Pictures Group Ltd	$985,127
834,200		China Gas Holdings Ltd	2,435,348
3,267,500	e	Fullshare Holdings Ltd	1,541,303
6,551,799	*,e	GCL Poly Energy Holdings Ltd	1,126,731
608,000		Haier Electronics Group Co Ltd	2,075,578
308,500		Kingboard Chemical Holdings Ltd	1,688,028
834,000		Lee & Man Paper Manufacturing Ltd	979,435
834,000		Nine Dragons Paper Holdings Ltd	1,293,929
2,107,000		Sino Biopharmaceutical	3,864,989
1,203,500		Sun Art Retail Group Ltd	1,629,853
		TOTAL HONG KONG	17,620,321

HUNGARY - 0.3%
217,048		MOL Hungarian Oil & Gas plc	2,651,082
112,092		OTP Bank	5,196,710
59,185		Richter Gedeon Rt	1,521,091
		TOTAL HUNGARY	9,368,883

INDIA - 8.1%
266,943		Ambuja Cements Ltd	1,098,767
648,962		Ashok Leyland Ltd	1,284,217
138,435		Asian Paints Ltd	2,457,332
22,272		Associated Cement Co Ltd	599,915
132,117		Aurobindo Pharma Ltd	1,309,309
848,596		Axis Bank Ltd	7,908,738
77,996		Bajaj Finance Ltd	2,052,716
17,307		Bajaj Finserv Ltd	1,306,769
38,061		Bajaj Holdings and Investment Ltd	1,994,368
91,353		Bharat Forge Ltd	1,029,959
441,226		Bharat Heavy Electricals	693,659
385,624		Bharat Petroleum Corp Ltd	2,984,772
582,312	*	Bharti Airtel Ltd	4,024,800
234,380		Bharti Infratel Ltd	1,292,968
2,998		Bosch Ltd	913,797
12,974		Britannia Industries Ltd	954,670
83,969		Cadila Healthcare Ltd	561,659
151,872	*	Cipla Ltd	1,417,095
383,666		Coal India Ltd	1,805,043
14,733		Container Corp Of India Ltd	321,652
238,511		Dabur India Ltd	1,333,483
55,483		Dr Reddy’s Laboratories Ltd	1,943,786
6,185		Eicher Motors Ltd	2,615,411
244,982		GAIL India Ltd	1,841,513
70,923		Glenmark Pharmaceuticals Ltd	675,816
103,866		Godrej Consumer Products Ltd	1,720,220
158,707		Grasim Industries Ltd	2,886,740
99,534		Havells India Ltd	815,937
260,080		HCL Technologies Ltd	4,034,069
22,700		Hero Honda Motors Ltd	1,316,157
566,657		Hindalco Industries Ltd	2,277,042
299,658		Hindustan Lever Ltd	6,451,454
349,049		Hindustan Petroleum Corp Ltd	2,178,077
296

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

693,001		Housing Development Finance Corp	$21,293,811
1,117,098		ICICI Bank Ltd	6,180,082
717,920	*	Idea Cellular Ltd	1,049,579
592,236		IDFC Bank Ltd	527,507
154,533		Indiabulls Housing Finance Ltd	3,372,911
343,022		Indian Oil Corp Ltd	2,249,341
815,256		Infosys Technologies Ltd	14,714,731
1,639,510		ITC Ltd	6,995,861
443,689		JSW Steel Ltd	2,018,736
232,569		Larsen & Toubro Ltd	5,171,767
136,162		LIC Housing Finance Ltd	1,143,154
105,991	*	Lupin Ltd	1,476,244
121,812	*	Mahindra & Mahindra Financial Services Ltd	887,681
354,587		Mahindra & Mahindra Ltd	4,245,781
192,097		Marico Ltd	933,261
51,908		Maruti Suzuki India Ltd	7,750,093
274,096	*	Motherson Sumi Systems Ltd	1,574,183
345,717		Mundra Port and Special Economic Zone Ltd	2,323,540
10,136		Nestle India Ltd	1,188,960
859,626		NTPC Ltd	2,300,986
16,267		Petronet LNG Ltd	65,133
33,691	*	Piramal Healthcare Ltd	1,452,971
254,710		Power Finance Corp Ltd	467,018
1,261,798		Reliance Industries Ltd	19,038,826
279,567		Rural Electrification Corp Ltd	682,562
731,637	*	Sesa Sterlite Ltd	3,901,559
3,466		Shree Cement Ltd	937,634
66,843		Shriram Transport Finance Co Ltd	1,447,441
29,598		Siemens India Ltd	604,156
830,049		State Bank of India	4,078,564
469,238		Sun Pharmaceutical Industries Ltd	4,268,697
212,506		Tata Consultancy Services Ltd	10,382,240
783,039	*	Tata Motors Ltd	4,895,998
495,756		Tata Power Co Ltd	692,928
154,329		Tata Steel Ltd	1,708,717
222,761		Tech Mahindra Ltd	2,145,699
141,670	*	Titan Industries Ltd	1,936,822
39,532		Ultra Tech Cement Ltd	2,720,116
166,915	*	United Phosphorus Ltd	1,970,828
28,278	*	United Spirits Ltd	1,456,314
97,152	*	Vakrangee Ltd	557,140
504,745		Wipro Ltd	2,413,753
826,646		Yes Bank Ltd	4,591,616
240,128	*	ZEE Telefilms Ltd	2,238,381
		TOTAL INDIA	228,155,232

INDONESIA - 2.1%
8,095,100		Adaro Energy Tbk	1,480,926
26,277,800		Bank Rakyat Indonesia	7,262,043
1,077,700		Indofood CBP Sukses Makmur Tbk	702,314
725,800		PT AKR Corporindo Tbk	337,462
9,170,400		PT Astra International Tbk	5,815,957
4,682,100		PT Bank Central Asia Tbk	7,949,175
297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,196,966		PT Bank Danamon Indonesia Tbk	$639,228
8,717,942		PT Bank Mandiri Persero Tbk	5,299,837
3,287,293		PT Bank Negara Indonesia	2,307,992
1,708,200		PT Bank Tabungan Negara Tbk	466,969
4,386,500		PT Bumi Serpong Damai	596,290
3,153,400		PT Charoen Pokphand Indonesia Tbk	812,580
1,795,675	*	PT Excelcomindo Pratama	401,021
225,100		PT Gudang Garam Tbk	1,362,688
4,080,300		PT Hanjaya Mandala Sampoerna Tbk	1,493,332
861,000		PT Indocement Tunggal Prakarsa Tbk	1,401,934
1,832,500		PT Indofood Sukses Makmur Tbk	1,060,752
1,305,970		PT Jasa Marga Tbk	556,002
9,093,000		PT Kalbe Farma Tbk	1,130,810
1,189,600		PT Matahari Department Store Tbk	988,447
8,991,000		PT Pakuwon Jati Tbk	475,839
5,334,000		PT Perusahaan Gas Negara Persero Tbk	1,039,828
1,256,300		PT Semen Gresik Persero Tbk	1,046,252
2,670,800		PT Surya Citra Media Tbk	536,614
23,036,700		PT Telekomunikasi Indonesia Persero Tbk	6,864,902
714,100		PT Unilever Indonesia Tbk	2,901,523
932,100		PT United Tractors Tbk	2,708,197
1,793,000		PT Waskita Karya Persero Tbk	378,996
1,121,400		Tower Bersama Infrastructure	514,081
		TOTAL INDONESIA	58,531,991

KOREA, REPUBLIC OF - 14.5%
15,186		Amorepacific Corp	4,254,687
4,703		Amorepacific Corp (Preference)	684,849
3,850	*	BGF retail Co Ltd	793,183
113,120		BS Financial Group, Inc	1,121,788
16,423	*	Celltrion Healthcare Co Ltd	2,106,992
38,407	*	Celltrion, Inc	11,354,675
32,460		Cheil Communications, Inc	645,947
37,536		Cheil Industries, Inc	4,990,260
3,649		CJ CheilJedang Corp	1,225,008
6,595		CJ Corp	1,136,211
8,868		CJ E&M Corp	749,620
13,357		Daelim Industrial Co	1,015,010
44,028	*	Daewoo Engineering & Construction Co Ltd	255,433
18,314		Daewoo International Corp	413,209
166,973		Daewoo Securities Co Ltd	1,757,797
73,352		DGB Financial Group Co Ltd	851,223
23,233		Dongbu Insurance Co Ltd	1,573,723
16,393		Dongsuh Co, Inc	449,029
13,628		Doosan Bobcat, Inc	471,457
23,828		Doosan Heavy Industries and Construction Co Ltd	379,338
9,794		E-Mart Co Ltd	2,661,171
9,708		GLOVIS Co Ltd	1,270,039
22,352	*	GS Engineering & Construction Corp	693,650
32,050		GS Holdings Corp	2,082,578
14,351		GS Retail Co Ltd	522,564
137,215		Hana Financial Group, Inc	6,686,474
34,557		Hankook Tire Co Ltd	1,730,744
298

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

5,985	*	Hanmi Holdings Co Ltd	$588,156
3,020	*	Hanmi Pharm Co Ltd	1,686,896
79,175		Hanon Systems	967,212
5,395		Hanssem Co Ltd	861,222
48,897		Hanwha Chemical Corp	1,611,144
19,077		Hanwha Corp	840,439
7,260		Honam Petrochemical Corp	2,854,055
17,447		Hotel Shilla Co Ltd	1,514,694
276,039		Hynix Semiconductor, Inc	18,948,625
10,490		Hyosung Corp	1,325,745
7,184		Hyundai Department Store Co Ltd	699,664
29,242		Hyundai Development Co	1,209,859
36,507		Hyundai Engineering & Construction Co Ltd	1,465,479
14,593	*,h	Hyundai Heavy Industries	1,895,670
29,405		Hyundai Marine & Fire Insurance Co Ltd	1,275,448
31,818		Hyundai Mobis	7,374,589
71,830		Hyundai Motor Co	10,909,341
16,820		Hyundai Motor Co Ltd (2nd Preference)	1,638,133
9,841		Hyundai Motor Co Ltd (Preference)	851,507
4,674	*	Hyundai Robotics Co Ltd	1,993,561
36,757		Hyundai Steel Co	1,958,384
8,963		Hyundai Wia Corp	519,451
109,787		Industrial Bank of Korea	1,710,676
14,121	g	ING Life Insurance Korea Ltd	773,590
15,077	e	Kakao Corp	1,977,223
56,268		Kangwon Land, Inc	1,709,881
185,730		KB Financial Group, Inc	11,680,180
2,605		KCC Corp	1,025,802
10,866		KEPCO Plant Service & Engineering Co Ltd	426,255
124,099		Kia Motors Corp	4,023,787
31,521		Korea Aerospace Industries Ltd	1,555,759
121,104		Korea Electric Power Corp	4,051,151
4,656	*	Korea Express Co Ltd	631,586
14,279	*	Korea Gas Corp	659,784
16,655		Korea Investment Holdings Co Ltd	1,362,249
9,276		Korea Kumho Petrochemical	894,276
128,475		Korea Life Insurance Co Ltd	902,569
4,078		Korea Zinc Co Ltd	1,966,853
23,225	*	Korean Air Lines Co Ltd	837,973
9,181		KT Corp	254,134
54,880		KT&G Corp	5,473,353
21,727		LG Chem Ltd	8,787,917
3,604		LG Chem Ltd (Preference)	835,205
44,252		LG Corp	3,690,652
49,459		LG Electronics, Inc	4,744,391
4,418		LG Household & Health Care Ltd	4,869,585
892		LG Household & Health Care Ltd (Preference)	565,514
6,085		LG Innotek Co Ltd	711,957
106,524		LG.Philips LCD Co Ltd	3,199,712
15,372		Lotte Corp	1,004,511
5,320		Lotte Shopping Co Ltd	1,203,146
1,894		Medy-Tox, Inc	1,080,222
13,319		Naver Corp	11,345,254
299

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

8,641		NCsoft	$3,574,375
8,622	*	Netmarble Games Corp	1,401,224
7,720		OCI Co LTD	1,221,003
10,176	*	Orion Corp	1,114,943
575		Ottogi Corp	414,618
14,038		Pacific Corp	1,866,738
35,383		POSCO	12,620,615
9,708		S1 Corp (Korea)	903,662
7,929	*	Samsung Biologics Co Ltd	3,235,747
14,308		Samsung Card Co	521,709
26,284		Samsung Electro-Mechanics Co Ltd	2,615,023
45,888		Samsung Electronics Co Ltd	107,255,306
8,236		Samsung Electronics Co Ltd (Preference)	16,277,278
15,120		Samsung Fire & Marine Insurance Co Ltd	4,089,151
110,453	*	Samsung Heavy Industries Co Ltd	948,769
32,063		Samsung Life Insurance Co Ltd	3,872,594
25,947		Samsung SDI Co Ltd	4,782,956
16,641		Samsung SDS Co Ltd	3,995,024
29,824		Samsung Securities Co Ltd	1,215,756
17,326	*	Samsung Techwin Co Ltd	545,975
198,833		Shinhan Financial Group Co Ltd	9,871,251
3,460		Shinsegae Co Ltd	1,111,373
25,197	*	SillaJen, Inc	2,521,164
14,918		SK C&C Co Ltd	4,447,372
33,366		SK Energy Co Ltd	6,389,345
62,546		SK Networks Co Ltd	380,633
9,089		SK Telecom Co Ltd	2,257,002
26,253		S-Oil Corp	3,023,947
107,704	*	STX Pan Ocean Co Ltd	606,347
25,180		Woongjin Coway Co Ltd	2,244,825
174,511		Woori Bank	2,751,394
58,984		Woori Investment & Securities Co Ltd	927,384
4,054		Yuhan Corp	883,246
		TOTAL KOREA, REPUBLIC OF	408,708,829

MALAYSIA - 2.4%
637,500		AirAsia BHD	677,121
318,400		Alliance Financial Group BHD	353,710
668,800		AMMB Holdings BHD	827,045
593,000		Astro Malaysia Holdings BHD	395,562
71,700		British American Tobacco Malaysia BHD	628,749
2,071,837		Bumiputra-Commerce Holdings BHD	3,848,963
1,469,996		Dialog Group BHD	963,969
1,499,200		Digi.Com BHD	1,902,615
587,500		Felda Global Ventures Holdings BHD	302,587
930,300		Gamuda BHD	1,222,022
1,074,875		Genting BHD	2,655,647
178,400		Genting Plantations BHD	458,615
196,700		HAP Seng Consolidated BHD	490,314
323,200		Hartalega Holdings BHD	978,452
267,387		Hong Leong Bank BHD	1,275,966
69,106		Hong Leong Credit BHD	329,064
1,024,300		IHH Healthcare BHD	1,580,009
300

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,555,300		IJM Corp BHD	$1,232,987
1,101,100		IOI Corp BHD	1,324,908
797,741		IOI Properties Group Sdn BHD	407,287
239,300		Kuala Lumpur Kepong BHD	1,548,367
2,045,369		Malayan Banking BHD	5,300,039
389,876		Malaysia Airports Holdings BHD	905,235
824,400		Maxis BHD	1,284,947
653,500		MISC BHD	1,262,462
27,500		Nestle Malaysia Bhd	799,371
1,369,600		Petronas Chemicals Group BHD	2,854,862
215,500		Petronas Dagangan BHD	1,357,594
363,100		Petronas Gas BHD	1,667,498
255,200		PPB Group BHD	1,140,385
636,300		Press Metal BHD	943,591
1,473,440		Public Bank BHD	8,308,950
1,397,800		Resorts World BHD	1,975,980
265,670		RHB Capital BHD	370,790
1,890,200		Sapurakencana Petroleum BHD	363,834
1,068,165		Sime Darby BHD	837,371
1,160,965	*	Sime Darby Plantation Bhd	1,638,203
1,068,165	*	Sime Darby Property Bhd	432,994
357,100		SP Setia BHD	284,929
573,565		Telekom Malaysia BHD	904,990
1,638,650		Tenaga Nasional BHD	6,626,780
1,304,503		TM International BHD	1,899,738
180,500	*	UMW Holdings BHD	314,727
307,800		Westports Holdings BHD	276,390
1,982,166		YTL Corp BHD	778,068
592,894		YTL Power International BHD	190,140
		TOTAL MALAYSIA	66,123,827

MEXICO - 2.9%
1,370,450		Alfa S.A. de C.V. (Class A)	1,720,081
15,749,370		America Movil S.A. de C.V. (Series L) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo	14,757,828
758,200	e	Financiero Santand	1,193,615
6,662,497	*	Cemex S.A. de C.V.	5,541,416
249,260		Coca-Cola Femsa S.A. de C.V.	1,905,233
97,200		El Puerto de Liverpool SAB de C.V.	719,453
212,925		Embotelladoras Arca SAB de C.V.	1,545,020
1,520,300		Fibra Uno Administracion S.A. de C.V.	2,392,552
937,137		Fomento Economico Mexicano S.A. de C.V.	9,139,877
463,186		Gentera SAB de C.V.	419,840
102,975		Gruma SAB de C.V.	1,229,940
169,828		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,775,590
103,155		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	2,007,592
786,920		Grupo Bimbo S.A. de C.V. (Series A)	1,919,549
198,598		Grupo Carso S.A. de C.V. (Series A1)	745,019
1,164,487		Grupo Financiero Banorte S.A. de C.V.	7,481,798
960,532		Grupo Financiero Inbursa S.A.	1,699,481
287,600		Grupo Lala SAB de C.V.	460,024
1,793,356		Grupo Mexico S.A. de C.V. (Series B)	6,357,577
1,131,326		Grupo Televisa S.A.	4,681,705
301

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

71,387		Industrias Penoles S.A. de C.V.	$1,654,481
259,900		Infraestructura Energetica ,NV SAB de C.V.	1,354,676
761,242		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,429,495
521,823		Mexichem SAB de C.V.	1,478,967
121,705		Promotora y Operadora de Infraestructura SAB de C.V.	1,247,539
2,487,289		Wal-Mart de Mexico SAB de C.V.	6,233,007
		TOTAL MEXICO	81,091,355

PAKISTAN - 0.1%
340,500		Habib Bank Ltd	597,781
65,900		Lucky Cement Ltd	366,849
186,100		MCB Bank Ltd	381,529
406,500		Oil & Gas Development Co Ltd	605,964
229,300		United Bank Ltd	401,750
		TOTAL PAKISTAN	2,353,873

PERU - 0.4%
105,122		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,622,032
31,690		Credicorp Ltd (NY)	7,340,355
34,561	e	Southern Copper Corp (NY)	1,677,937
		TOTAL PERU	10,640,324

PHILIPPINES - 1.0%
813,510		Aboitiz Equity Ventures, Inc	1,216,620
750,800		Aboitiz Power Corp	600,055
1,578,500	*	Alliance Global Group, Inc	472,011
120,643		Ayala Corp	2,469,728
3,401,900		Ayala Land, Inc	2,934,387
952,039		Banco de Oro Universal Bank	2,837,061
417,350		Bank of the Philippine Islands	969,170
1,716,400		DMCI Holdings, Inc	481,796
15,870		Globe Telecom, Inc	587,778
41,670		GT Capital Holdings, Inc	1,092,517
220,180		International Container Term Services, Inc	487,143
1,362,620		JG Summit Holdings (Series B)	2,033,790
208,320		Jollibee Foods Corp	1,155,391
115,030		Manila Electric Co	759,243
4,426,900		Megaworld Corp	427,157
6,294,000		Metro Pacific Investments Corp	792,578
366,672		Metropolitan Bank & Trust	710,750
40,555		PLDT, Inc	1,237,847
830,100		Robinsons Land Corp	337,542
128,930		Security Bank Corp	617,816
112,835		SM Investments Corp	2,249,110
3,990,975		SM Prime Holdings	2,870,701
477,580		Universal Robina	1,501,631
		TOTAL PHILIPPINES	28,841,822

POLAND - 1.3%
36,388	*	Alior Bank S.A.	929,022
8,150		Bank Handlowy w Warszawie S.A.	206,344
284,772	*	Bank Millennium S.A.	816,334
73,817		Bank Pekao S.A.	2,996,346
302

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

14,901		Bank Zachodni WBK S.A.	$1,870,754
6,419	*	BRE Bank S.A.	978,565
12,724		CCC S.A.	1,097,502
33,827		CD Projekt Red S.A.	1,172,934
89,519		Cyfrowy Polsat S.A.	643,565
20,563	*	Dino Polska S.A.	513,671
57,487		Grupa Lotos S.A.	1,018,669
26,827	*	Jastrzebska Spolka Weglowa S.A.	778,543
61,082		KGHM Polska Miedz S.A.	2,004,657
576		LPP S.A.	1,673,133
46,897	*	PLAY Communications S.A.	476,473
1,077,309		Polish Oil & Gas Co	2,112,497
419,175	*	Polska Grupa Energetyczna S.A.	1,488,787
157,203		Polski Koncern Naftowy Orlen S.A.	5,098,843
438,103	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	5,972,804
275,290		Powszechny Zaklad Ubezpieczen S.A.	3,762,903
403,304	*	Tauron Polska Energia S.A.	365,277
264,409	*	Telekomunikacja Polska S.A.	484,721
13,692		Zaklady Azotowe w Tarnowie-Moscicach S.A.	290,018
		TOTAL POLAND	36,752,362

QATAR - 0.6%
46,925	*	Barwa Real Estate Co	489,742
81,619	*	Commercial Bank of Qatar QSC	627,666
68,246	*	Doha Bank QSC	617,607
363,985	*	Ezdan Holding Group QSC	1,157,634
73,146	*	Industries Qatar QSC	2,199,757
172,111	*	Masraf Al Rayan	1,909,718
27,725	*	Ooredoo QSC	727,201
13,794	*	Qatar Electricity & Water Co	735,162
241,122	*	Qatar Gas Transport Co Ltd	1,241,040
56,304	*	Qatar Insurance Co SAQ	788,658
29,268	*	Qatar Islamic Bank SAQ	788,652
109,398	*	Qatar National Bank	4,062,238
		TOTAL QATAR	15,345,075

ROMANIA - 0.1%
176,152		NEPI Rockcastle plc	2,392,559
		TOTAL ROMANIA	2,392,559

RUSSIA - 3.4%
24,695	m	Acron JSC (GDR)	181,001
2,643,121		Gazprom OAO (ADR)	13,307,475
17,907		Gazpromneft OAO (ADR)	443,198
208,082		LUKOIL PJSC (ADR)	13,748,907
171,193		Magnit OAO (GDR)	3,842,116
317,262		MMC Norilsk Nickel PJSC (ADR)	6,525,503
246,349		Mobile TeleSystems (ADR)	2,990,677
47,230		NovaTek OAO (GDR)	6,293,850
15,230		Novolipetsk Steel (GDR)	399,176
75,531		PhosAgro OAO (GDR)	1,203,046
11,325		Polyus PJSC (GDR)	459,229
635,008		Rosneft Oil Co (GDR)	3,893,252
303

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

729,325		RusHydro PJSC (ADR)	$900,932
1,193,799		Sberbank of Russian Federation (ADR)	24,058,778
127,413		Severstal (GDR)	2,092,121
783,842		Surgutneftegaz (ADR)	3,993,139
129,924		Tatneft PAO (ADR)	7,880,063
1,325,227		VTB Bank OJSC (GDR)	2,508,655
		TOTAL RUSSIA	94,721,118

SOUTH AFRICA - 6.6%
33,697	*	Anglo American Platinum Ltd	1,009,808
230,399		AngloGold Ashanti Ltd	2,568,963
177,439		Aspen Pharmacare Holdings Ltd	4,054,646
318,923		Barclays Africa Group Ltd	4,846,706
157,172		Bid Corp Ltd	3,518,583
155,826		Bidvest Group Ltd	3,281,097
236,667	*,e	Brait S.A.	769,475
18,135		Capitec Bank Holdings Ltd	1,225,610
110,297		Coronation Fund Managers Ltd	733,312
167,494		Discovery Holdings Ltd	2,379,232
133,297		Exxaro Resources Ltd	1,610,310
1,595,222		FirstRand Ltd	8,948,243
368,584		Fortress REIT Ltd	935,909
567,110		Fortress REIT Ltd	844,471
99,840		Foschini Ltd	1,631,236
431,495		Gold Fields Ltd	1,868,733
1,014,384		Growthpoint Properties Ltd	2,377,064
114,003		Hyprop Investments Ltd	1,116,332
63,312		Imperial Holdings Ltd	1,518,177
136,997		Investec Ltd	1,074,466
28,311	e	Kumba Iron Ore Ltd	856,279
60,407		Liberty Holdings Ltd	668,767
592,540		Life Healthcare Group Holdings Pte Ltd	1,359,092
522,349		Metropolitan Holdings Ltd	999,612
60,249		Mondi Ltd	1,608,929
109,109		Mr Price Group Ltd	2,632,712
789,215		MTN Group Ltd	8,739,131
206,559		Naspers Ltd (N Shares)	58,827,037
98,846		Nedbank Group Ltd	2,205,494
574,270		Network Healthcare Holdings Ltd	1,262,824
221,898		Pick’n Pay Stores Ltd	1,272,409
72,290	e	Pioneer Foods Ltd	796,967
70,534		PSG Group Ltd	1,321,815
256,021		Rand Merchant Investment Holdings Ltd	957,452
2,099,137		Redefine Properties Ltd	1,917,287
252,008		Remgro Ltd	5,024,584
127,302		Resilient REIT Ltd	1,258,097
319,364		RMB Holdings Ltd	2,125,221
652,132		Sanlam Ltd	4,854,933
266,335		Sappi Ltd	1,918,893
259,646		Sasol Ltd	9,330,423
211,216		Shoprite Holdings Ltd	4,399,498
890,062		Sibanye Gold Ltd	1,049,226
102,234		Spar Group Ltd	1,769,165
304

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

610,219		Standard Bank Group Ltd	$10,328,437
136,222		Telkom S.A. Ltd	592,782
75,258		Tiger Brands Ltd	2,928,685
195,858		Truworths International Ltd	1,620,267
286,553		Vodacom Group Pty Ltd	3,959,395
507,697		Woolworths Holdings Ltd	2,750,146
		TOTAL SOUTH AFRICA	185,647,932

TAIWAN - 11.0%
1,163,912		Acer, Inc	1,102,328
3,069,838		Advanced Semiconductor Engineering, Inc	4,356,193
217,030		Advantech Co Ltd	1,696,960
53,000		Airtac International Group	840,932
1,164,512		Asia Cement Corp	1,199,068
721,000	*	Asia Pacific Telecom Co Ltd	248,582
318,500		Asustek Computer, Inc	3,067,908
3,782,000		AU Optronics Corp	1,798,845
310,000		Catcher Technology Co Ltd	3,546,237
3,851,270		Cathay Financial Holding Co Ltd	7,202,187
565,518		Chailease Holding Co Ltd	1,900,687
2,356,461		Chang Hwa Commercial Bank	1,381,675
920,490		Cheng Shin Rubber Industry Co Ltd	1,604,395
222,965		Chicony Electronics Co Ltd	586,962
1,311,000	*	China Airlines	542,927
5,933,754		China Development Financial Holding Corp	2,176,563
1,095,277		China Life Insurance Co Ltd (Taiwan)	1,126,541
6,260,850		China Steel Corp	5,351,405
8,539,908		Chinatrust Financial Holding Co	6,240,253
1,936,600		Chunghwa Telecom Co Ltd	7,202,247
1,771,000		Compal Electronics, Inc	1,318,398
957,929		Delta Electronics, Inc	4,828,284
4,222,653		E.Sun Financial Holding Co Ltd	2,778,863
80,316		Eclat Textile Co Ltd	806,561
960,284		Eva Airways Corp	508,346
769,126	*	Evergreen Marine Corp Tawain Ltd	453,926
1,189,852		Far Eastern Textile Co Ltd	1,061,765
820,000		Far EasTone Telecommunications Co Ltd	2,138,237
156,662		Feng TAY Enterprise Co Ltd	741,773
4,110,321		First Financial Holding Co Ltd	2,840,047
1,395,270		Formosa Chemicals & Fibre Corp	5,205,675
826,000		Formosa Petrochemical Corp	3,508,042
1,982,600		Formosa Plastics Corp	7,035,001
234,000		Formosa Taffeta Co Ltd	260,384
414,512		Foxconn Technology Co Ltd	1,182,891
3,225,812		Fubon Financial Holding Co Ltd	5,992,577
4,658,112		Fuhwa Financial Holdings Co Ltd	2,234,249
73,000		General Interface Solution Holding Ltd	541,490
175,000		Giant Manufacturing Co Ltd	981,890
103,000		Globalwafers Co Ltd	1,574,842
308,500	*	High Tech Computer Corp	751,523
389,290		Highwealth Construction Corp	611,542
93,694		Hiwin Technologies Corp	1,211,512
7,365,141		Hon Hai Precision Industry Co, Ltd	23,219,395
305

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

112,000		Hotai Motor Co Ltd	$1,457,000
3,094,617		Hua Nan Financial Holdings Co Ltd	1,846,668
4,251,061		InnoLux Display Corp	2,002,089
1,051,060		Inventec Co Ltd	857,844
48,000		Largan Precision Co Ltd	6,578,796
1,020,778		Lite-On Technology Corp	1,500,119
896,000	*	Macronix International	1,402,583
708,961		MediaTek, Inc	7,254,224
5,263,046		Mega Financial Holding Co Ltd	4,565,269
297,000		Micro-Star International Co Ltd	980,066
2,249,860		Nan Ya Plastics Corp	6,176,976
310,000		Nanya Technology Corp	841,432
63,000		Nien Made Enterprise Co Ltd	647,117
247,000		Novatek Microelectronics Corp Ltd	1,036,974
966,000		Pegatron Technology Corp	2,613,534
59,000		Phison Electronics Corp	601,165
1,051,000		Pou Chen Corp	1,412,754
332,000		Powertech Technology, Inc	1,078,327
270,000		President Chain Store Corp	2,671,719
1,228,000		Quanta Computer, Inc	2,672,594
212,085		Realtek Semiconductor Corp	845,564
516,133	*	Ruentex Development Co Ltd	592,342
269,730		Ruentex Industries Ltd	476,617
3,526,093		Shin Kong Financial Holding Co Ltd	1,293,679
1,145,169		Siliconware Precision Industries Co	1,978,748
4,662,468		SinoPac Financial Holdings Co Ltd	1,606,521
304,777		Standard Foods Corp	782,190
578,050		Synnex Technology International Corp	817,358
89,000	*	TaiMed Biologics, Inc	609,943
4,081,330		Taishin Financial Holdings Co Ltd	2,056,115
1,335,123		Taiwan Business Bank	395,754
1,720,914		Taiwan Cement Corp	2,222,514
3,772,505		Taiwan Cooperative Financial Holding	2,245,221
648,000		Taiwan High Speed Rail Corp	529,696
841,200		Taiwan Mobile Co Ltd	3,218,123
11,628,000		Taiwan Semiconductor Manufacturing Co Ltd	101,620,609
791,000		Teco Electric and Machinery Co Ltd	761,700
2,267,569		Uni-President Enterprises Corp	5,443,270
5,410,000		United Microelectronics Corp	2,640,340
424,000		Vanguard International Semiconductor Corp	955,689
165,000		Win Semiconductors Corp	1,474,133
1,286,000		Winbond Electronics Corp	1,039,886
1,166,305		Wistron Corp	978,644
685,500		WPG Holdings Co Ltd	934,500
91,000		Yageo Corp	1,202,638
202,127		Zhen Ding Technology Holding Ltd	462,105
		TOTAL TAIWAN	310,341,257

THAILAND - 2.3%
503,200		Advanced Info Service PCL (Foreign)	3,091,525
1,812,300		Airports of Thailand PCL	4,026,129
116,400		Bangkok Bank PCL (Foreign)	825,057
1,807,400		Bangkok Dusit Medical Services PCL	1,246,483
306

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,345,300		Bangkok Expressway & Metro PCL	$827,780
1,218,900		Banpu PCL (Foreign)	867,863
466,400		Berli Jucker PCL	855,203
2,674,600		BTS Group Holdings PCL (Foreign)	685,643
161,600		Bumrungrad Hospital PCL (Foreign)	1,011,290
592,300		Central Pattana PCL (Foreign)	1,581,316
1,328,280		Charoen Pokphand Foods PCL	1,026,321
2,341,800		CP Seven Eleven PCL (Foreign)	5,962,917
233,600		Delta Electronics Thai PCL	574,304
52,000		Electricity Generating PCL	361,941
509,100		Energy Absolute PCL (Foreign)	1,101,262
246,500		Glow Energy PCL (Foreign)	670,949
1,481,926		Home Product Center PCL (Foreign)	671,882
641,378		Indorama Ventures PCL (Foreign)	1,145,841
6,925,500		IRPC PCL (Foreign)	1,625,237
866,900		Kasikornbank PCL (Foreign)	6,389,059
110,200		KCE Electronics PCL	261,845
2,393,250		Krung Thai Bank PCL (Foreign)	1,526,480
903,770		Minor International PCL (Foreign)	1,269,664
693,784		PTT Exploration & Production PCL (Foreign)	2,634,436
1,102,241		PTT Global Chemical PCL (Foreign)	3,384,699
550,400		PTT PCL (Foreign)	8,641,625
203,000		Robinson PCL	465,364
177,650		Siam Cement PCL (Foreign)	2,786,886
788,900		Siam Commercial Bank PCL (Foreign)	3,961,010
670,200		Thai Oil PCL (Foreign)	2,193,343
843,800		Thai Union Group PCL	557,684
5,903,600		TMB Bank PCL (Foreign)	546,630
5,286,748	*	True Corp PCL	1,088,746
		TOTAL THAILAND	63,866,414

TURKEY - 1.0%
1,005,563		Akbank TAS	2,914,554
90,802		Anadolu Efes Biracilik Ve Malt Sanayii AS	672,930
136,636		Arcelik AS	692,297
87,797		Aselsan Elektronik Sanayi Ve Ticaret AS	776,260
99,427		BIM Birlesik Magazalar AS	1,981,959
40,123		Coca-Cola Icecek AS	383,807
1,229,956	*	Emlak Konut Gayrimenkul Yatiri	866,483
670,985		Eregli Demir ve Celik Fabrikalari TAS	1,774,041
32,961		Ford Otomotiv Sanayi AS	526,449
398,343		Haci Omer Sabanci Holding AS	1,213,384
356,664		KOC Holding AS	1,735,483
358,286		Petkim Petrokimya Holding	756,704
83,385		TAV Havalimanlari Holding AS	490,706
52,823		Tofas Turk Otomobil Fabrik	447,371
72,694		Tupras Turkiye Petrol Rafine	2,229,813
261,329	*	Turk Hava Yollari	1,144,937
414,736		Turk Sise ve Cam Fabrikalari AS	550,507
178,558	*	Turk Telekomunikasyon AS	300,374
514,724		Turkcell Iletisim Hizmet AS	2,136,017
1,065,295		Turkiye Garanti Bankasi AS	3,475,093
320,920		Turkiye Halk Bankasi AS	863,814
307

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

643,834		Turkiye Is Bankasi (Series C)	$1,375,716
289,862		Turkiye Vakiflar Bankasi Tao	578,786
91,943		Ulker Biskuvi Sanayi AS	580,584
409,675	*	Yapi ve Kredi Bankasi	506,951
		TOTAL TURKEY	28,975,020

UNITED ARAB EMIRATES - 0.6%
922,215	*	Abu Dhabi Commercial Bank PJSC	1,820,351
1,400,817		Aldar Properties PJSC	873,377
758,668	*	DAMAC Properties Dubai Co PJSC	688,478
79,152		DP World Ltd	2,098,320
614,500	*	Dubai Investments PJSC	403,203
601,530	*	Dubai Islamic Bank PJSC	997,926
1,541,890	*	Dubai Parks & Resorts PJSC	268,669
905,813	*	Emaar Malls Group PJSC	569,686
1,646,899	*	Emaar Properties PJSC	2,947,361
815,127		Emirates Telecommunications Group Co PJSC	3,950,302
821,160	*	National Bank of Abu Dhabi PJSC	2,503,980
		TOTAL UNITED ARAB EMIRATES	17,121,653

UNITED STATES - 1.9%
100,727		iShares Core MSCI Emerging Markets ETF	6,188,667
74,328		iShares MSCI South Korea Index Fund	5,815,423
439,000		Nexteer Automotive Group Ltd	934,771
657,448		Vanguard Emerging Markets ETF	32,767,208
185,497		Yum China Holdings, Inc	8,605,206
		TOTAL UNITED STATES	54,311,275

		TOTAL COMMON STOCKS	2,812,433,092
		(Cost $2,059,207,284)

PREFERRED STOCKS - 0.0%

INDIA - 0.0%
1,046,300	*	Cairn India Ltd	172,728
		TOTAL INDIA	172,728

PHILIPPINES - 0.0%
307,700	*,†,m	Ayala Land, Inc	600
		TOTAL PHILIPPINES	600

		TOTAL PREFERRED STOCKS	173,328
		(Cost $125,790)

RIGHTS / WARRANTS - 0.0%

CHINA - 0.0%
15,280	m	Agile Group Holdings Ltd	0
		TOTAL CHINA	0
308

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY			VALUE

INDIA - 0.0%
1,464	m	Piramal Enterprises Ltd			$8,355
158,766		Tata Motors Ltd (DVR)			558,495
24,693	m	Tata Steel Ltd			75,399
12,346	m	Tata Steel Ltd (PPS)			27,213
		TOTAL INDIA			669,462

KOREA, REPUBLIC OF - 0.0%
2,577	m	Hyundai Heavy Industries Co Ltd			78,954
33,052	h,m	Mirae Asset Daewoo Co Ltd			9,386
		TOTAL KOREA, REPUBLIC OF			88,340

PHILIPPINES - 0.0%
223,043	m	Robinsons Land Corp			11,566
		TOTAL PHILIPPINES			11,566

		TOTAL RIGHTS / WARRANTS			769,368
		(Cost $711,957)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.2%
$3,900,000		Federal Home Loan Bank (FHLB)	1.200%	02/01/18	3,900,000
		TOTAL GOVERNMENT AGENCY DEBT			3,900,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
20,451,983	c	State Street Navigator Securities Lending Government Money Market Portfolio			20,451,983
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			20,451,983

		TOTAL SHORT-TERM INVESTMENTS			24,351,983
		(Cost $24,351,983)
		TOTAL INVESTMENTS - 100.8%			2,837,727,771
		(Cost $2,084,397,014)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(23,307,986)
		NET ASSETS - 100.0%			$2,814,419,785

Abbreviation(s):
ADR American Depositary Receipt
DVR Differential Voting Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
PPS Partially Paid Shares
REIT Real Estate Investment Trust
309

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,607,803.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2018, the aggregate value of these securities amounted to $5,962,292, or 0.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
m	Indicates a security that has been deemed illiquid.
310

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2018

		% OF
SECTOR	VALUE	NET ASSETS
INFORMATION TECHNOLOGY	$763,483,069	27.1%
FINANCIALS	714,233,030	25.4
CONSUMER DISCRETIONARY	270,000,396	9.6
ENERGY	200,927,511	7.1
MATERIALS	193,518,149	6.9
CONSUMER STAPLES	174,027,903	6.2
INDUSTRIALS	145,851,892	5.2
TELECOMMUNICATION SERVICES	128,282,422	4.5
REAL ESTATE	78,614,092	2.8
HEALTH CARE	74,748,093	2.6
UTILITIES	69,689,231	2.5
SHORT-TERM INVESTMENTS	24,351,983	0.9
OTHER ASSETS & LIABILITIES, NET	(23,307,986)	(0.8)

NET ASSETS	$2,814,419,785	100.0%
311

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUSTRALIA - 6.8%
522,745		AGL Energy Ltd	$9,848,866
1,975,910		Alumina Ltd	3,820,883
907,258		Amcor Ltd	10,608,707
2,328,951		AMP Ltd	9,837,197
935,463		APA Group	6,055,989
426,554		Aristocrat Leisure Ltd	8,195,756
1,706,644		AusNet Services	2,329,301
2,340,868		Australia & New Zealand Banking Group Ltd	53,767,790
146,578		Australian Stock Exchange Ltd	6,449,704
989,098	*,m	AZ BGP Holdings	25,420
292,755		Bank of Queensland Ltd	2,916,286
378,690		Bendigo Bank Ltd	3,567,209
2,568,972		BHP Billiton Ltd	62,824,537
1,687,665		BHP Billiton plc	37,584,676
446,785		BlueScope Steel Ltd	5,188,503
957,303		Boral Ltd	6,151,236
1,305,044		Brambles Ltd	10,378,598
202,064		Caltex Australia Ltd	5,655,767
451,675		Challenger Financial Services Group Ltd	4,950,946
77,973		CIMIC Group Ltd	2,960,897
453,914		Coca-Cola Amatil Ltd	3,063,871
46,686		Cochlear Ltd	6,516,006
1,382,794		Commonwealth Bank of Australia	87,732,521
382,705		Computershare Ltd	5,136,946
301,188		Crown Resorts Ltd	3,210,468
360,963		CSL Ltd	42,441,792
841,229		Dexus Property Group	6,457,539
49,652	e	Domino’s Pizza Enterprises Ltd	1,914,593
42,483	e	Flight Centre Travel Group Ltd	1,745,498
1,227,255		Fortescue Metals Group Ltd	4,873,699
1,495,287		GPT Group (ASE)	6,061,002
473,381	e	Harvey Norman Holdings Ltd	1,718,683
1,474,324		Healthscope Ltd	2,293,636
1,404,316		Incitec Pivot Ltd	4,203,481
1,871,737		Insurance Australia Group Ltd	10,900,760
431,982		Lend Lease Corp Ltd	5,489,385
1,369,793		Macquarie Goodman Group	8,938,679
258,549		Macquarie Group Ltd	21,453,638
2,226,539		Medibank Pvt Ltd	5,995,617
2,775,521		Mirvac Group	4,931,937
2,150,414		National Australia Bank Ltd	50,377,573
619,435		Newcrest Mining Ltd	11,328,406
1,102,479		Oil Search Ltd	6,724,062
311,677		Orica Ltd	4,807,310
312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,440,189	*	Origin Energy Ltd	$10,787,914
1,115,320		QBE Insurance Group Ltd	9,669,524
1,735,400		QR National Ltd	6,528,636
118,903		Ramsay Health Care Ltd	6,558,188
42,397		REA Group Ltd	2,518,657
1,496,107	*	Santos Ltd	6,130,336
4,357,962		Scentre Group	14,623,354
253,141		Seek Ltd	3,984,917
324,143		Sonic Healthcare Ltd	6,212,709
4,258,723		South32 Ltd	13,077,954
2,063,579		Stockland Trust Group	7,038,502
1,032,787		Suncorp-Metway Ltd	11,356,649
832,029		Sydney Airport	4,565,679
1,596,325		Tabcorp Holdings Ltd	6,645,098
3,402,156		Telstra Corp Ltd	10,058,649
302,987	e	TPG Telecom Ltd	1,551,239
1,765,259		Transurban Group (ASE)	17,090,339
577,591		Treasury Wine Estates Ltd	7,956,101
2,838,319		Vicinity Centres	6,170,198
902,844		Wesfarmers Ltd	31,845,635
1,589,598		Westfield Corp	11,773,740
2,713,336		Westpac Banking Corp	67,602,647
681,310		Woodside Petroleum Ltd	18,190,244
1,030,670		Woolworths Ltd	22,384,828
		TOTAL AUSTRALIA	865,757,107

AUSTRIA - 0.3%
53,244		Andritz AG.	3,196,442
246,055		Erste Bank der Oesterreichischen Sparkassen AG.	12,393,785
119,549		OMV AG.	7,697,320
124,038	*	Raiffeisen International Bank Holding AG.	5,332,096
91,692		Voestalpine AG.	5,955,849
		TOTAL AUSTRIA	34,575,492

BELGIUM - 1.1%
148,928		Ageas	7,874,331
609,418		Anheuser-Busch InBev S.A.	69,022,314
57,635		Colruyt S.A.	3,190,702
64,174		Groupe Bruxelles Lambert S.A.	7,559,954
202,893		KBC Groep NV	19,507,353
117,118		Proximus plc	3,949,667
57,256		Solvay S.A.	8,290,362
39,326	*	Telenet Group Holding NV	3,025,316
99,703		UCB S.A.	8,690,376
151,453		Umicore S.A.	7,973,101
		TOTAL BELGIUM	139,083,476

CHILE - 0.0%
338,122		Antofagasta plc	4,475,051
		TOTAL CHILE	4,475,051

CHINA - 0.0%
592,000		Minth Group Ltd	3,333,607
313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,927,000		Yangzijiang Shipbuilding	$2,343,657
		TOTAL CHINA	5,677,264

DENMARK - 1.8%
2,987		AP Moller - Maersk AS (Class A)	5,103,444
5,362		AP Moller - Maersk AS (Class B)	9,572,347
85,131		Carlsberg AS (Class B)	10,942,638
81,640		Christian Hansen Holding	7,136,435
95,058		Coloplast AS	8,450,842
598,590		Danske Bank AS	24,306,872
153,937	g	DONG Energy A.S.	9,347,413
150,629		DSV AS	12,384,681
47,912	*	Genmab AS	8,775,941
55,036		H Lundbeck AS	2,805,422
131,849		ISS A.S.	5,144,310
1,487,731		Novo Nordisk AS	82,566,615
177,869		Novozymes AS	9,867,273
85,725		Pandora AS	8,123,727
618,968		TDC AS	4,131,355
95,482		Tryg A.S.	2,323,934
175,564		Vestas Wind Systems AS	11,974,880
91,646	*	William Demant Holding A.S.	2,898,097
		TOTAL DENMARK	225,856,226

FINLAND - 0.9%
103,776		Elisa Oyj (Series A)	4,417,055
363,713		Fortum Oyj	7,887,356
280,503		Kone Oyj (Class B)	16,057,506
88,129		Metso Oyj	3,076,946
102,395		Neste Oil Oyj	7,086,675
4,674,350		Nokia Oyj (Turquoise)	22,546,931
87,970		Nokian Renkaat Oyj	4,444,491
81,827		Orion Oyj (Class B)	3,282,422
359,749		Sampo Oyj (A Shares)	20,900,634
443,236		Stora Enso Oyj (R Shares)	7,611,588
425,124		UPM-Kymmene Oyj	14,334,545
119,315		Wartsila Oyj (B Shares)	8,156,341
		TOTAL FINLAND	119,802,490

FRANCE - 10.4%
150,318		Accor S.A.	8,555,354
24,023		Aeroports de Paris	4,989,359
342,186		Air Liquide	46,142,354
127,773		Alstom RGPT	5,604,700
50,835	g	Amundi S.A.	4,796,740
53,535		Arkema	6,839,389
74,971		Atos Origin S.A.	11,823,387
1,548,645		AXA S.A.	50,930,946
35,398		BioMerieux	3,351,309
901,435		BNP Paribas	74,452,918
666,300		Bollore	3,868,298
166,988		Bouygues S.A.	9,280,926
205,673		Bureau Veritas S.A.	6,026,858
314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

129,517		Cap Gemini S.A.	$17,192,128
469,027		Carrefour S.A.	11,185,063
41,417		Casino Guichard Perrachon S.A.	2,419,977
152,818		CNP Assurances	3,916,701
398,748		Compagnie de Saint-Gobain	23,161,170
909,122		Credit Agricole S.A.	17,140,284
1,937		Dassault Aviation S.A.	3,239,376
102,727		Dassault Systemes S.A.	11,842,661
183,756		Edenred	5,930,347
57,747		Eiffage S.A.	7,000,962
463,933		Electricite de France	6,379,154
167,471		Essilor International S.A.	23,774,967
35,907		Eurazeo	3,780,140
463,880		European Aeronautic Defence and Space Co	53,345,558
133,511		Eutelsat Communications	2,938,557
63,445		Faurecia	5,692,932
26,811		Fonciere Des Regions	2,946,899
1,584,780		France Telecom S.A.	28,636,469
1,464,446		Gaz de France	25,428,764
38,942		Gecina S.A.	7,609,220
480,048		Groupe Danone	41,316,017
396,330		Groupe Eurotunnel S.A.	5,560,316
24,895		Hermes International	13,760,755
26,975		Icade	2,925,425
23,218		Iliad S.A.	6,007,131
25,361		Imerys S.A.	2,718,049
47,426		Ingenico	5,399,455
31,030		Ipsen	4,345,300
62,290		JC Decaux S.A.	2,694,816
60,691		Kering	30,742,782
180,570		Klepierre	8,249,682
87,685		Lagardere S.C.A.	2,734,663
211,651		Legrand S.A.	17,608,889
202,033		L’Oreal S.A.	45,912,873
223,702		LVMH Moet Hennessy Louis Vuitton S.A.	70,074,883
137,396		Michelin (C.G.D.E.) (Class B)	21,979,805
771,081		Natixis	7,021,364
167,850		Pernod-Ricard S.A.	26,736,965
482,889		Peugeot S.A.	10,846,312
165,580		Publicis Groupe S.A.	11,442,820
16,671		Remy Cointreau S.A.	2,194,102
155,767		Renault S.A.	17,108,371
245,419		Rexel S.A.	4,421,110
265,863		Safran S.A.	30,037,510
907,926		Sanofi-Aventis	80,125,920
450,429		Schneider Electric S.A.	42,203,968
142,812		SCOR SE	6,391,986
17,669		SEB S.A.	3,650,453
26,874		Societe BIC S.A.	3,077,462
614,332		Societe Generale	35,703,468
75,198	e	Sodexho Alliance S.A.	9,639,030
275,988		Suez Environnement S.A.	4,114,026
46,820		Teleperformance	7,095,742
315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

89,175		Thales S.A.	$9,995,941
1,897,731		Total S.A.	110,030,290
53,044	*	Ubisoft Entertainment	4,539,697
79,676		Unibail-Rodamco	20,427,723
191,798		Valeo S.A.	15,101,920
381,927		Veolia Environnement	9,627,845
403,913		Vinci S.A.	43,654,420
830,575		Vivendi Universal S.A.	24,335,459
21,719		Wendel	4,049,661
163,432		Zodiac S.A.	5,078,811
		TOTAL FRANCE	1,330,907,084

GERMANY - 9.8%
150,727		Adidas-Salomon AG.	35,025,196
361,354		Allianz AG.	91,395,898
39,887		Axel Springer AG.	3,505,170
732,762		BASF SE	85,936,631
660,010		Bayer AG.	86,485,931
266,269		Bayerische Motoren Werke AG.	30,415,140
46,844		Bayerische Motoren Werke AG. (Preference)	4,578,604
84,387		Beiersdorf AG.	10,005,357
124,061		Brenntag AG.	8,053,801
849,613	*	Commerzbank AG.	14,019,470
87,888		Continental AG.	26,402,245
129,132	g	Covestro AG.	14,869,583
769,325		Daimler AG. (Registered)	70,459,933
386,783		Deutsche Annington Immobilien SE	19,073,271
1,647,756		Deutsche Bank AG. (Registered)	30,319,764
154,534		Deutsche Boerse AG.	19,860,091
192,537		Deutsche Lufthansa AG.	6,877,957
779,370		Deutsche Post AG.	36,813,084
2,653,301		Deutsche Telekom AG.	46,538,974
283,877		Deutsche Wohnen AG.	12,835,654
41,104		Drillisch AG.	3,419,188
1,775,148		E.ON AG.	18,658,703
120,417		Evonik Industries AG.	4,758,311
35,089		Fraport AG. Frankfurt Airport Services Worldwide	4,154,483
170,993		Fresenius Medical Care AG.	19,708,966
328,694		Fresenius SE	28,769,427
65,382		Fuchs Petrolub AG. (Preference)	3,578,904
147,388		GEA Group AG.	7,330,660
46,286		Hannover Rueckversicherung AG.	6,330,261
118,370		HeidelbergCement AG.	12,849,773
86,789		Henkel KGaA	10,863,780
143,586		Henkel KGaA (Preference)	20,079,751
15,597		Hochtief AG.	2,820,601
49,359		Hugo Boss AG.	4,533,295
911,386		Infineon Technologies AG.	26,536,079
114,913		Innogy SE	4,380,820
157,266	e,g	K&S AG.	4,419,890
57,743		KION Group AG.	5,307,434
71,616		Lanxess AG.	6,253,788
149,302	*	Linde AG.	36,442,927
316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

32,898		MAN AG.	$3,912,903
105,252		Merck KGaA	11,520,768
159,903	*	Metro Wholesale & Food Specialist AG.	3,477,616
40,481		MTU Aero Engines Holding AG.	7,256,975
124,246		Muenchener Rueckver AG.	29,230,929
78,540		Osram Licht AG.	6,864,237
122,044		Porsche AG.	11,293,700
190,076		ProSiebenSat. Media AG.	7,281,754
413,369	*	RWE AG.	8,290,566
784,953		SAP AG.	88,809,991
135,579		Schaeffler AG.	2,698,041
610,625		Siemens AG.	92,695,354
104,577		Symrise AG.	8,763,760
639,723		Telefonica Deutschland Holding AG.	3,233,717
350,875		ThyssenKrupp AG.	11,047,310
354,910		TUI AG. (DI)	8,023,910
168,546		Uniper SE	5,031,613
96,624		United Internet AG.	7,049,772
27,432		Volkswagen AG.	6,086,135
148,809		Volkswagen AG. (Preference)	32,723,689
94,650		Wirecard AG.	11,800,842
87,472	*,g	Zalando SE	5,126,908
		TOTAL GERMANY	1,256,889,285

HONG KONG - 3.5%
9,634,200		AIA Group Ltd	82,290,509
232,800		ASM Pacific Technology	3,170,852
925,497		Bank of East Asia Ltd	3,995,039
2,977,500		BOC Hong Kong Holdings Ltd	15,185,430
2,082,336		CK Asset Holdings Ltd	19,814,667
2,166,336		CK Hutchison Holdings Ltd	29,220,571
573,500		CK Infrastructure Holdings Ltd	5,103,808
1,348,000		CLP Holdings Ltd	13,734,113
1,607,750		First Pacific Co	1,146,688
1,909,000		Galaxy Entertainment Group Ltd	16,840,982
3,322,000	e	Golden Resorts Group Ltd	2,577,768
665,000		Hang Lung Group Ltd	2,524,146
1,514,000		Hang Lung Properties Ltd	3,990,585
617,800		Hang Seng Bank Ltd	14,678,544
963,056		Henderson Land Development Co Ltd	6,720,783
2,404,000	e,g	HK Electric Investments & HK Electric Investments Ltd	2,221,871
3,257,640		HKT Trust and HKT Ltd	4,060,260
6,807,400		Hong Kong & China Gas Ltd	13,445,490
1,095,500		Hong Kong Electric Holdings Ltd	9,735,630
930,979		Hong Kong Exchanges and Clearing Ltd	35,121,818
916,500		Hongkong Land Holdings Ltd	6,600,034
4,237,300		Hutchison Port Holdings Trust	1,752,445
477,792		Hysan Development Co Ltd	2,669,110
170,500		Jardine Matheson Holdings Ltd	10,822,604
179,600		Jardine Strategic Holdings Ltd	7,148,080
495,123		Kerry Properties Ltd	2,367,177
4,696,600		Li & Fung Ltd	2,392,584
1,755,991		Link REIT	15,541,265
317

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

205,700		Melco Crown Entertainment Ltd (ADR)	$6,125,746
1,115,730		MTR Corp	6,380,948
4,664,948		New World Development Co Ltd	7,519,727
1,242,952		NWS Holdings Ltd	2,415,841
3,761,959		PCCW Ltd	2,166,567
1,954,800		Sands China Ltd	11,616,751
1,024,192		Shangri-La Asia Ltd	2,596,930
2,436,118		Sino Land Co	4,490,655
1,471,000		SJM Holdings Ltd	1,466,875
1,154,186		Sun Hung Kai Properties Ltd	19,954,538
420,000		Swire Pacific Ltd (Class A)	4,192,040
852,600		Swire Properties Ltd	2,984,871
1,130,500		Techtronic Industries Co	7,529,296
7,104,500	g	WH Group Ltd	8,784,024
953,762		Wharf Holdings Ltd	3,886,078
1,011,762	*	Wharf Real Estate Investment Co Ltd	6,990,692
651,000		Wheelock & Co Ltd	5,091,228
598,000		Yue Yuen Industrial Holdings	2,698,497
		TOTAL HONG KONG	441,764,157

IRELAND - 0.6%
112,562	*	AerCap Holdings NV	6,089,604
645,284		AIB Group plc	4,498,469
749,987	*	Bank of Ireland Group plc	7,318,809
666,125		CRH plc	24,738,668
67,097	*,†,m	Irish Bank Resolution Corp Ltd	0
352,712		James Hardie Industries NV	6,172,235
126,603		Kerry Group plc (Class A)	13,478,521
63,683		Paddy Power plc	7,384,728
40,148	*	Ryanair Holdings plc	830,936
14,677	*	Ryanair Holdings plc (ADR)	1,801,015
		TOTAL IRELAND	72,312,985

ISRAEL - 0.5%
29,538		Azrieli Group	1,607,681
878,316		Bank Hapoalim Ltd	6,562,079
1,153,507		Bank Leumi Le-Israel	7,080,397
1,789,906		Bezeq Israeli Telecommunication Corp Ltd	2,950,183
102,753	*	Check Point Software Technologies	10,625,688
18,402		Elbit Systems Ltd	2,779,380
31,527		Frutarom Industries Ltd	3,286,572
387,761		Israel Chemicals Ltd	1,632,152
101,573		Mizrahi Tefahot Bank Ltd	1,976,933
49,441		Nice Systems Ltd	4,500,942
744,214		Teva Pharmaceutical Industries Ltd (ADR)	15,189,408
		TOTAL ISRAEL	58,191,415

ITALY - 2.1%
1,009,074		Assicurazioni Generali S.p.A.	20,019,087
355,465		Autostrade S.p.A.	11,765,762
10,791,965		Banca Intesa S.p.A.	42,403,099
801,072		Banca Intesa S.p.A. RSP	3,057,728
458,920		Davide Campari-Milano S.p.A	3,655,357
318

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

6,523,647		Enel S.p.A.	$41,473,393
2,041,092		ENI S.p.A.	36,744,167
99,831		Ferrari NV	11,910,667
346,899		Finmeccanica S.p.A.	4,186,941
808,467		Fondiaria-Sai S.p.A	2,090,263
143,188		Luxottica Group S.p.A.	9,206,812
459,687		Mediobanca S.p.A.	5,590,650
402,787	g	Poste Italiane S.p.A	3,332,534
161,079		Prysmian S.p.A.	5,666,509
82,197		Recordati S.p.A.	3,743,117
1,799,406		Snam Rete Gas S.p.A.	8,752,770
5,307,359		Telecom Italia RSP	4,057,939
9,367,389	*	Telecom Italia S.p.A.	8,429,435
1,060,948		Terna Rete Elettrica Nazionale S.p.A.	6,385,881
1,604,997	*	UniCredit S.p.A.	35,386,314
		TOTAL ITALY	267,858,425

JAPAN - 23.8%
30,800		ABC-Mart, Inc	2,004,194
434,400	*,e	Acom Co Ltd	1,900,614
488,300		Aeon Co Ltd	8,336,367
85,000		AEON Financial Service Co Ltd	2,126,534
82,400		Aeon Mall Co Ltd	1,815,703
108,800		Air Water, Inc	2,334,718
139,700		Aisin Seiki Co Ltd	8,176,863
435,200		Ajinomoto Co, Inc	8,278,319
151,200		Alfresa Holdings Corp	3,680,192
92,300		All Nippon Airways Co Ltd	3,765,383
167,900		Alps Electric Co Ltd	4,851,903
252,300		Amada Co Ltd	3,752,854
86,800		Aozora Bank Ltd	3,525,587
306,000		Asahi Breweries Ltd	15,459,879
162,400		Asahi Glass Co Ltd	7,151,349
1,028,800		Asahi Kasei Corp	13,497,844
826,800		Ashikaga Holdings Co Ltd	3,774,676
137,500		Asics Corp	2,270,198
1,630,900		Astellas Pharma, Inc	21,448,306
47,700		Bank of Kyoto Ltd	2,687,589
53,800		Benesse Holdings Inc	2,027,206
1,212		BLife Investment Corp	2,977,543
521,400		Bridgestone Corp	25,447,456
187,700		Brother Industries Ltd	4,821,803
72,100	e	Calbee, Inc	2,547,423
850,400		Canon, Inc	33,930,938
148,400		Casio Computer Co Ltd	2,259,811
114,700		Central Japan Railway Co	21,788,471
550,000		Chiba Bank Ltd	4,788,130
519,700		Chubu Electric Power Co, Inc	6,549,245
184,558		Chugai Pharmaceutical Co Ltd	9,754,294
238,000		Chugoku Electric Power Co, Inc	2,636,519
96,400		Coca-Cola West Japan Co Ltd	3,415,079
988,300		Concordia Financial Group Ltd	6,026,374
115,500		Credit Saison Co Ltd	2,110,207
319

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

78,800	*,e	CYBERDYNE, Inc	$1,365,739
195,700		Dai Nippon Printing Co Ltd	4,376,128
212,500		Daicel Chemical Industries Ltd	2,584,013
82,100		Daifuku Co Ltd	5,527,846
870,500		Dai-ichi Mutual Life Insurance Co	18,356,742
450,700		Daiichi Sankyo Co Ltd	15,131,694
199,000		Daikin Industries Ltd	24,011,492
55,100		Daito Trust Construction Co Ltd	9,657,040
453,400		Daiwa House Industry Co Ltd	17,958,523
1,298,000		Daiwa Securities Group, Inc	9,343,696
79,700		Dena Co Ltd	1,730,997
382,900		Denso Corp	24,071,309
174,200		Dentsu, Inc	7,816,253
23,100		Disco Corp	5,447,832
95,700		Don Quijote Co Ltd	5,302,361
261,000		East Japan Railway Co	26,051,644
219,600		Eisai Co Ltd	12,497,643
114,100		Electric Power Development Co	3,252,510
65,900		FamilyMart Co Ltd	4,432,079
154,600		Fanuc Ltd	41,961,283
42,700		Fast Retailing Co Ltd	19,111,801
442,000		Fuji Electric Holdings Co Ltd	3,649,213
495,500		Fuji Heavy Industries Ltd	16,504,362
326,700		Fujifilm Holdings Corp	12,593,281
1,602,000		Fujitsu Ltd	11,828,535
657,000		Fukuoka Financial Group, Inc	3,822,970
297,000		Hachijuni Bank Ltd	1,766,013
185,700		Hakuhodo DY Holdings, Inc	2,796,042
112,900		Hamamatsu Photonics KK	4,189,185
183,500		Hankyu Hanshin Holdings, Inc	7,413,700
16,300		Hikari Tsushin, Inc	2,375,837
190,300		Hino Motors Ltd	2,530,640
23,700		Hirose Electric Co Ltd	3,568,475
50,900		Hisamitsu Pharmaceutical Co, Inc	3,488,503
81,100		Hitachi Chemical Co Ltd	2,077,504
87,400		Hitachi Construction Machinery Co Ltd	3,931,212
59,800		Hitachi High-Technologies Corp	2,823,533
3,881,000		Hitachi Ltd	30,969,574
159,300		Hitachi Metals Ltd	2,173,642
1,378,300		Honda Motor Co Ltd	48,606,787
44,000		Hoshizaki Electric Co Ltd	4,174,302
308,000		Hoya Corp	15,819,802
115,800		Idemitsu Kosan Co Ltd	4,346,967
121,300		Iida Group Holdings Co Ltd	2,407,244
766,500		Inpex Holdings, Inc	9,996,332
269,680		Isetan Mitsukoshi Holdings Ltd	3,239,783
119,600		Ishikawajima-Harima Heavy Industries Co Ltd	4,017,216
454,700		Isuzu Motors Ltd	7,699,895
1,203,900		Itochu Corp	23,688,760
184,300		J Front Retailing Co Ltd	3,387,499
93,700		Japan Airlines Co Ltd	3,540,688
39,000		Japan Airport Terminal Co Ltd	1,515,138
319,100		Japan Post Bank Co Ltd	4,319,059
320

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,297,800		Japan Post Holdings Co Ltd	$15,514,194
715		Japan Prime Realty Investment Corp	2,528,076
1,056		Japan Real Estate Investment Corp	5,426,546
2,277		Japan Retail Fund Investment Corp	4,544,818
890,100		Japan Tobacco, Inc	29,497,716
414,400		JFE Holdings, Inc	9,852,127
166,300		JGC Corp	3,614,265
144,800		JSR Corp	3,441,907
182,700		JTEKT Corp	3,280,540
2,497,450		JX Holdings, Inc	16,627,025
710,000		Kajima Corp	7,048,940
116,400		Kakaku.com, Inc	2,045,099
92,000		Kamigumi Co Ltd	2,024,877
205,000		Kaneka Corp	1,908,252
578,400		Kansai Electric Power Co, Inc	7,207,272
169,300		Kansai Paint Co Ltd	4,187,615
396,700		Kao Corp	27,566,143
119,100		Kawasaki Heavy Industries Ltd	4,931,658
1,449,900		KDDI Corp	36,795,979
95,200		Keihan Electric Railway Co Ltd	3,018,002
194,500		Keihin Electric Express Railway Co Ltd	3,844,100
97,700		Keio Corp	4,652,097
106,200		Keisei Electric Railway Co Ltd	3,606,432
78,000		Keyence Corp	47,666,371
121,500		Kikkoman Corp	5,044,676
157,100		Kintetsu Corp	6,220,206
693,800		Kirin Brewery Co Ltd	17,379,776
285,500	*	Kobe Steel Ltd	2,972,758
89,500		Koito Manufacturing Co Ltd	6,322,106
742,300		Komatsu Ltd	29,174,234
73,000		Konami Corp	4,206,523
388,000		Konica Minolta Holdings, Inc	3,883,954
24,000		Kose Corp	4,144,779
848,900		Kubota Corp	17,349,414
276,500		Kuraray Co Ltd	5,193,578
84,200		Kurita Water Industries Ltd	2,764,154
258,500		Kyocera Corp	17,256,330
214,700		Kyowa Hakko Kogyo Co Ltd	4,188,485
322,400		Kyushu Electric Power Co, Inc	3,544,306
298,200		Kyushu Financial Group, Inc	1,791,700
124,100		Kyushu Railway Co	3,991,202
44,200	e	Lawson, Inc	2,997,442
36,200	*	LINE Corp	1,618,202
168,900		Lion Corp	3,169,195
202,800		LIXIL Group Corp	5,714,620
167,800		M3, Inc	6,151,182
35,600		Mabuchi Motor Co Ltd	2,118,297
170,100		Makita Corp	8,036,225
1,326,700		Marubeni Corp	9,978,044
150,800		Marui Co Ltd	2,756,375
48,800		Maruichi Steel Tube Ltd	1,468,740
1,773,000		Matsushita Electric Industrial Co Ltd	26,324,078
478,900		Mazda Motor Corp	6,745,644
321

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

52,000		McDonald’s Holdings Co Japan Ltd	$2,341,490
128,600		Mediceo Paltac Holdings Co Ltd	2,510,296
102,600		MEIJI Holdings Co Ltd	8,605,213
306,600		Minebea Co Ltd	6,978,061
225,900		MISUMI Group, Inc	6,839,433
1,148,200		Mitsubishi Chemical Holdings Corp	12,522,610
1,208,200		Mitsubishi Corp	33,860,236
1,551,600		Mitsubishi Electric Corp	28,555,853
999,900		Mitsubishi Estate Co Ltd	19,232,823
150,500		Mitsubishi Gas Chemical Co, Inc	4,266,041
254,900		Mitsubishi Heavy Industries Ltd	9,618,637
88,300		Mitsubishi Materials Corp	3,287,168
524,599		Mitsubishi Motors Corp	3,903,529
9,538,680		Mitsubishi UFJ Financial Group, Inc	72,125,462
332,700		Mitsubishi UFJ Lease & Finance Co Ltd	2,156,254
1,353,500		Mitsui & Co Ltd	23,814,123
146,400		Mitsui Chemicals, Inc	4,615,976
704,900		Mitsui Fudosan Co Ltd	18,564,124
88,300		Mitsui OSK Lines Ltd	3,180,929
375,400		Mitsui Sumitomo Insurance Group Holdings, Inc	12,823,293
270,400		Mitsui Trust Holdings, Inc	11,259,160
35,200		Mixi Inc	1,554,295
19,369,607		Mizuho Financial Group, Inc	36,719,969
153,700		Murata Manufacturing Co Ltd	22,729,628
90,700		Nabtesco Corp	4,312,675
167,800		Nagoya Railroad Co Ltd	4,429,577
152,200		Namco Bandai Holdings, Inc	4,980,814
199,200		NEC Corp	6,022,812
403,500	*	NEC Electronics Corp	4,754,933
159,300	*	Nexon Co Ltd	5,322,430
212,100		NGK Insulators Ltd	4,339,481
130,788		NGK Spark Plug Co Ltd	3,463,345
191,800		Nidec Corp	30,869,014
260,200		Nikon Corp	5,074,294
90,800		Nintendo Co Ltd	41,124,651
1,131		Nippon Building Fund, Inc	6,060,594
66,200		Nippon Electric Glass Co Ltd	2,737,190
60,600		Nippon Express Co Ltd	4,366,896
135,000		Nippon Meat Packers, Inc	3,251,858
126,700		Nippon Paint Co Ltd	4,554,117
1,562		Nippon ProLogis REIT, Inc	3,584,144
611,300		Nippon Steel Corp	15,601,684
550,600		Nippon Telegraph & Telephone Corp	26,365,305
131,600	*	Nippon Yusen Kabushiki Kaisha	3,308,333
91,500		Nissan Chemical Industries Ltd	3,741,179
1,841,500		Nissan Motor Co Ltd	19,727,093
172,100		Nisshin Seifun Group, Inc	3,459,618
45,300		Nissin Food Products Co Ltd	3,361,087
65,000		Nitori Co Ltd	10,371,015
134,800		Nitto Denko Corp	12,385,415
289,000		NKSJ Holdings, Inc	11,604,530
70,100		NOK Corp	1,635,360
2,916,100		Nomura Holdings, Inc	19,037,609
322

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

93,700		Nomura Real Estate Holdings, Inc	$2,244,829
3,211		Nomura Real Estate Master Fund, Inc	4,470,752
104,400		Nomura Research Institute Ltd	4,820,160
305,200		NSK Ltd	5,061,664
523,500		NTT Data Corp	6,180,114
1,079,500		NTT DoCoMo, Inc	26,822,780
498,400		Obayashi Corp	6,017,457
54,400		Obic Co Ltd	4,251,643
258,400		Odakyu Electric Railway Co Ltd	5,707,449
712,000		OJI Paper Co Ltd	4,891,911
233,800		Olympus Corp	9,006,917
158,600		Omron Corp	9,940,772
326,500		Ono Pharmaceutical Co Ltd	8,066,912
30,400		Oracle Corp Japan	2,455,366
172,500		Oriental Land Co Ltd	16,860,639
1,064,100		ORIX Corp	19,932,375
279,000		Osaka Gas Co Ltd	5,550,070
409,800		Osaka Securities Exchange Co Ltd	7,400,049
40,900		Otsuka Corp	3,443,291
316,000		Otsuka Holdings KK	14,037,541
102,100	e	Park24 Co Ltd	2,554,030
72,000		Pola Orbis Holdings, Inc	2,818,583
756,400		Rakuten, Inc	6,845,324
883,100		Recruit Holdings Co Ltd	21,566,038
1,784,300		Resona Holdings, Inc	10,805,568
578,800		Ricoh Co Ltd	5,705,169
32,700		Rinnai Corp	3,087,473
78,200		Rohm Co Ltd	8,614,938
18,600		Ryohin Keikaku Co Ltd	6,220,730
48,100		Sankyo Co Ltd	1,562,795
301,100		Santen Pharmaceutical Co Ltd	4,889,109
160,340		SBI Holdings, Inc	3,897,909
170,400		Secom Co Ltd	13,060,191
129,700		Sega Sammy Holdings, Inc	1,815,406
164,900		Seibu Holdings, Inc	3,305,229
216,700		Seiko Epson Corp	5,278,510
322,300		Sekisui Chemical Co Ltd	6,162,510
469,200		Sekisui House Ltd	8,620,774
602,300		Seven & I Holdings Co Ltd	24,850,763
448,000	e	Seven Bank Ltd	1,655,832
119,899	*,e	Sharp Corp	4,488,287
198,800		Shimadzu Corp	5,049,859
19,200		Shimamura Co Ltd	2,257,250
61,100		Shimano, Inc	8,757,975
416,600		Shimizu Corp	4,285,189
312,500		Shin-Etsu Chemical Co Ltd	35,754,948
137,200		Shinsei Bank Ltd	2,398,878
236,900		Shionogi & Co Ltd	13,112,534
307,500		Shiseido Co Ltd	15,792,315
408,000		Shizuoka Bank Ltd	4,362,967
246,800		Shoei Co Ltd	3,137,692
143,700		Showa Shell Sekiyu KK	2,042,858
46,000		SMC Corp	22,670,344
323

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

658,700		Softbank Corp	$54,730,005
59,200		Sohgo Security Services Co Ltd	3,220,960
1,009,700		Sony Corp	48,426,289
130,600		Sony Financial Holdings, Inc	2,402,097
111,400		Stanley Electric Co Ltd	4,534,530
150,100		Start Today Co Ltd	4,435,050
188,200		Sumco Corp	5,122,108
1,293,009		Sumitomo Chemical Co Ltd	9,513,903
958,600		Sumitomo Corp	16,574,773
133,100		Sumitomo Dainippon Pharma Co Ltd	1,964,856
596,300		Sumitomo Electric Industries Ltd	10,205,755
90,800		Sumitomo Heavy Industries Ltd	4,164,006
203,700		Sumitomo Metal Mining Co Ltd	9,564,428
1,072,900		Sumitomo Mitsui Financial Group, Inc	48,319,076
282,000		Sumitomo Realty & Development Co Ltd	10,879,687
135,000		Sumitomo Rubber Industries, Inc	2,629,516
62,100		Sundrug Co Ltd	2,672,613
116,100		Suntory Beverage & Food Ltd	5,568,462
129,000		Suruga Bank Ltd	2,615,368
62,400		Suzuken Co Ltd	2,659,855
279,600		Suzuki Motor Corp	16,058,834
124,100		Sysmex Corp	9,768,851
418,500		T&D Holdings, Inc	7,503,790
95,400		Taiheiyo Cement Corp	4,048,686
163,700		Taisei Corp	8,355,343
32,300		Taisho Pharmaceutical Holdings Co Ltd	2,630,845
97,100		Taiyo Nippon Sanso Corp	1,509,370
224,000		Takashimaya Co Ltd	2,330,811
572,900		Takeda Pharmaceutical Co Ltd	33,556,909
175,000		Tanabe Seiyaku Co Ltd	3,559,029
102,500		TDK Corp	9,488,388
138,700		Teijin Ltd	3,075,197
140,500		Temp Holdings Co Ltd	3,510,445
258,600		Terumo Corp	12,657,091
97,500		THK Co Ltd	4,073,308
152,600		Tobu Railway Co Ltd	5,144,680
88,500		Toho Co Ltd	3,000,692
64,300		Toho Gas Co Ltd	1,888,009
337,400		Tohoku Electric Power Co, Inc	4,366,867
543,500		Tokio Marine Holdings, Inc	25,697,701
1,168,300	*	Tokyo Electric Power Co, Inc	4,744,044
125,700		Tokyo Electron Ltd	23,712,331
296,500		Tokyo Gas Co Ltd	7,074,685
153,200		Tokyo Tatemono Co Ltd	2,470,001
399,000		Tokyu Corp	6,692,566
409,400		Tokyu Fudosan Holdings Corp	3,241,440
385,000		Toppan Printing Co Ltd	3,629,216
1,151,100		Toray Industries, Inc	11,483,256
5,290,000	*	Toshiba Corp	15,137,963
238,300		Tosoh Corp	5,486,210
117,200		Toto Ltd	6,729,193
135,500		Toyo Seikan Kaisha Ltd	2,196,517
83,400		Toyo Suisan Kaisha Ltd	3,393,703
324

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

45,700		Toyoda Gosei Co Ltd	$1,216,220
128,000		Toyota Industries Corp	8,367,414
2,084,300		Toyota Motor Corp	143,602,704
166,200		Toyota Tsusho Corp	6,754,567
92,900		Trend Micro, Inc	5,028,956
29,400		Tsuruha Holdings, Inc	4,105,983
322,100		Uni-Charm Corp	8,627,628
2,714		United Urban Investment Corp	4,288,403
170,900		USS Co Ltd	3,827,549
131,600		West Japan Railway Co	9,899,221
1,156,300		Yahoo! Japan Corp	5,577,266
69,500		Yakult Honsha Co Ltd	5,834,817
480,100	e	Yamada Denki Co Ltd	2,850,913
138,000		Yamaguchi Financial Group, Inc	1,622,381
138,300		Yamaha Corp	5,719,036
222,000		Yamaha Motor Co Ltd	7,417,022
280,100		Yamato Transport Co Ltd	7,233,543
118,900		Yamazaki Baking Co Ltd	2,345,804
202,000		Yaskawa Electric Corp	10,454,253
180,400		Yokogawa Electric Corp	3,848,622
93,800		Yokohama Rubber Co Ltd	2,394,640
		TOTAL JAPAN	3,046,444,739

JERSEY, C.I. - 0.1%
73,301		Randgold Resources Ltd	7,405,562
		TOTAL JERSEY, C.I.	7,405,562

LUXEMBOURG - 0.3%
536,465	*	ArcelorMittal	19,429,319
8,698		Eurofins Scientific	5,662,070
55,990		Millicom International Cellular S.A.	4,174,434
37,707		RTL Group	3,197,063
295,829		SES Global S.A.	4,616,421
376,707		Tenaris S.A.	6,580,174
		TOTAL LUXEMBOURG	43,659,481

MACAU - 0.1%
743,200	e	MGM China Holdings Ltd	2,285,207
1,258,000		Wynn Macau Ltd	4,444,399
		TOTAL MACAU	6,729,606

MEXICO - 0.0%
170,958		Fresnillo plc	3,273,093
		TOTAL MEXICO	3,273,093

NETHERLANDS - 4.6%
338,451	g	ABN AMRO Group NV (ADR)	11,455,904
1,449,947		Aegon NV	9,908,200
198,978		Akzo Nobel NV	18,622,857
431,131	*,e	Altice NV (Class A)	4,623,549
309,972		ASML Holding NV	62,843,237
87,645		Boskalis Westminster	3,497,369
325

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

146,345		DSM NV	$15,130,966
91,623		EXOR NV	7,083,022
96,725		Heineken Holding NV	10,261,111
207,418		Heineken NV	23,311,521
3,101,843		ING Groep NV	60,905,482
1,031,292		Koninklijke Ahold Delhaize NV	23,039,049
2,728,039		Koninklijke KPN NV	9,559,742
750,964		Koninklijke Philips Electronics NV	30,609,103
58,683		Koninklijke Vopak NV	2,648,964
247,830		NN Group NV	11,688,848
275,296	*	NXP Semiconductors NV	33,123,615
95,508		Randstad Holdings NV	6,741,866
3,595,916		Royal Dutch Shell plc (A Shares)	126,067,960
2,988,602		Royal Dutch Shell plc (B Shares)	106,013,101
239,356		Wolters Kluwer NV	12,669,180
		TOTAL NETHERLANDS	589,804,646

NEW ZEALAND - 0.2%
791,975		Auckland International Airport Ltd	3,901,988
450,823		Fisher & Paykel Healthcare Corp	4,420,621
563,455		Fletcher Building Ltd	3,250,463
1,019,409		Meridian Energy Ltd	2,178,635
577,671		Mighty River Power Ltd	1,468,716
340,349		Ryman Healthcare Ltd	2,748,182
1,368,362		Telecom Corp of New Zealand Ltd	3,619,628
		TOTAL NEW ZEALAND	21,588,233

NORWAY - 0.7%
780,817		DNB NOR Holding ASA	15,870,296
170,835		Gjensidige Forsikring BA	3,222,730
1,072,928		Norsk Hydro ASA	7,812,358
624,390		Orkla ASA	6,497,524
324,733		PAN Fish ASA	5,622,995
86,109		Schibsted ASA (B Shares)	2,601,777
925,477	e	Statoil ASA	21,685,140
611,133		Telenor ASA	14,288,078
139,529		Yara International ASA	6,711,449
		TOTAL NORWAY	84,312,347

PORTUGAL - 0.1%
1,836,094		Energias de Portugal S.A.	6,448,994
393,825		Galp Energia SGPS S.A.	7,522,953
206,678		Jeronimo Martins SGPS S.A.	4,401,990
		TOTAL PORTUGAL	18,373,937

SINGAPORE - 1.3%
1,879,208		Ascendas REIT	3,947,116
2,022,893		CapitaCommercial Trust	2,881,340
1,928,600		CapitaLand Ltd	5,630,853
2,142,730		CapitaMall Trust	3,430,197
336,700		City Developments Ltd	3,393,397
1,748,900		ComfortDelgro Corp Ltd	2,796,446
1,439,376		DBS Group Holdings Ltd	28,889,865
326

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

4,593,300		Genting Singapore plc	$4,716,473
5,804,147		Golden Agri-Resources Ltd	1,676,610
72,109		Jardine Cycle & Carriage Ltd	2,190,933
1,160,500		Keppel Corp Ltd	7,641,581
2,519,091		Oversea-Chinese Banking Corp	24,767,266
727,360		SembCorp Industries Ltd	1,879,590
479,133		Singapore Airlines Ltd	4,126,623
641,600		Singapore Airport Terminal Services Ltd	2,698,031
734,800		Singapore Exchange Ltd	4,585,764
1,303,100	e	Singapore Press Holdings Ltd	2,616,753
1,313,900		Singapore Technologies Engineering Ltd	3,370,905
6,623,303		Singapore Telecommunications Ltd	17,870,255
602,800		StarHub Ltd	1,326,314
1,907,600		Suntec Real Estate Investment Trust	3,004,771
1,066,629		United Overseas Bank Ltd	22,263,658
397,777		UOL Group Ltd	2,766,113
1,120,500		Wilmar International Ltd	2,728,822
		TOTAL SINGAPORE	161,199,676

SOUTH AFRICA - 0.1%
550,602		Investec plc	4,277,759
297,096	e	Mediclinic International plc	2,519,178
294,219		Mondi plc	7,841,851
		TOTAL SOUTH AFRICA	14,638,788

SPAIN - 3.2%
550,819		Abertis Infraestructuras S.A. (Continuous)	13,363,102
187,266		ACS Actividades Construccion y Servicios S.A.	7,492,973
53,316	g	Aena S.A.	11,609,789
348,933	e	Amadeus IT Holding S.A.	27,052,363
5,316,595		Banco Bilbao Vizcaya Argentaria S.A.	49,893,833
4,263,383		Banco de Sabadell S.A.	10,133,232
12,979,707	e	Banco Santander S.A.	96,364,460
858,445		Bankia S.A.	4,345,480
539,224		Bankinter S.A.	6,199,813
2,917,552		CaixaBank S.A.	15,737,618
902,370		Corp Mapfre S.A.	3,204,236
194,119		Enagas	5,288,050
254,358		Endesa S.A.	5,709,686
413,176		Ferrovial S.A.	9,485,211
203,354		Gamesa Corp Tecnologica S.A.	3,172,857
279,858		Gas Natural SDG S.A.	6,470,732
246,719		Grifols S.A.	7,934,966
96,506	*,m	Iberdrola S.A.	785,541
4,439,292		Iberdrola S.A.	36,134,887
873,267		Industria De Diseno Textil S.A.	31,248,457
321,969		Red Electrica Corp S.A.	6,791,125
1,024,552		Repsol YPF S.A.	19,283,008
3,625,421		Telefonica S.A.	37,191,482
		TOTAL SPAIN	414,892,901
327

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SWEDEN - 2.6%
229,780		Alfa Laval AB	$6,030,532
810,818		Assa Abloy AB	17,973,085
539,610		Atlas Copco AB (A Shares)	25,306,490
313,065		Atlas Copco AB (B Shares)	13,066,321
218,488		Boliden AB	7,931,756
187,464		Electrolux AB (Series B)	6,622,821
2,472,806		Ericsson (LM) (B Shares)	15,904,667
483,176	*	Essity AB	14,473,860
215,031		Getinge AB (B Shares)	2,946,524
764,309	e	Hennes & Mauritz AB (B Shares)	13,515,250
204,267		Hexagon AB (B Shares)	12,179,656
306,758		Husqvarna AB (B Shares)	3,200,059
64,682		ICA Gruppen AB	2,526,954
141,138		Industrivarden AB	3,759,977
185,201		Investment AB Kinnevik (B Shares)	6,755,920
364,747		Investor AB (B Shares)	17,836,614
29,527		Lundbergs AB (B Shares)	2,382,785
150,802	*	Lundin Petroleum AB	3,762,332
2,428,808		Nordea Bank AB	29,983,867
897,387		Sandvik AB	17,666,587
234,030		Securitas AB (B Shares)	4,332,031
1,207,240		Skandinaviska Enskilda Banken AB (Class A)	15,256,841
294,111		Skanska AB (B Shares)	5,977,866
301,446		SKF AB (B Shares)	7,450,805
1,232,309		Svenska Handelsbanken AB	17,935,256
724,266		Swedbank AB (A Shares)	18,522,737
149,590		Swedish Match AB	6,059,066
285,807		Tele2 AB (B Shares)	3,574,323
2,078,107		TeliaSonera AB	10,431,445
1,251,751		Volvo AB (B Shares)	25,548,904
		TOTAL SWEDEN	338,915,331

SWITZERLAND - 8.6%
1,475,553		ABB Ltd	41,127,745
130,017		Adecco S.A.	10,697,922
39,009		Baloise Holding AG.	6,381,964
1,795		Barry Callebaut AG.	3,673,692
417,035		Cie Financiere Richemont S.A.	40,000,331
183,767		Clariant AG.	5,259,914
139,917		Coca-Cola HBC AG.	4,700,575
1,938,886		Credit Suisse Group	37,500,022
26,377	*	Dufry Group	4,091,800
6,816		EMS-Chemie Holding AG.	5,010,541
30,580		Geberit AG.	14,483,619
7,377		Givaudan S.A.	17,758,308
9,794,959		Glencore Xstrata plc	56,138,758
363,028		Holcim Ltd	22,211,876
180,453		Julius Baer Group Ltd	12,396,446
40,579		Kuehne & Nagel International AG.	7,452,448
921		Lindt & Spruengli AG.	5,768,928
89		Lindt & Spruengli AG. (Registered)	6,652,004
60,379		Lonza Group AG.	16,775,489
2,484,103		Nestle S.A.	214,581,594
1,775,547		Novartis AG.	160,255,657
328

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

28,484		Pargesa Holding S.A.	$2,596,665
14,298		Partners Group	11,110,332
41,365		Phonak Holding AG.	6,670,842
560,386		Roche Holding AG.	138,456,854
32,098		Schindler Holding AG.	8,042,576
16,200		Schindler Holding AG. (Registered)	3,942,799
4,098		SGS S.A.	11,016,086
1,732		Sika AG.	15,003,973
510,773		STMicroelectronics NV	12,197,193
8,162		Straumann Holding AG.	6,229,915
24,772		Swatch Group AG.	11,332,926
41,672		Swatch Group AG. (Registered)	3,599,761
26,501		Swiss Life Holding	9,951,062
62,797		Swiss Prime Site AG.	6,079,531
248,789		Swiss Re Ltd	24,538,903
20,424		Swisscom AG.	11,153,334
2,926,829		UBS AG.	59,412,877
38,736		Vifor Pharma AG.	5,696,889
201,423		Wolseley plc	15,554,721
120,713		Zurich Financial Services AG.	39,708,250
		TOTAL SWITZERLAND	1,095,215,122

UNITED KINGDOM - 15.4%
793,572		3i Group plc	10,493,421
175,911		Admiral Group plc	4,619,606
1,073,716		Anglo American plc (London)	26,027,859
406,770		Ashtead Group plc	12,159,600
285,766		Associated British Foods plc	11,083,359
1,010,066		AstraZeneca plc	70,111,921
826,749	g	Auto Trader Group plc	4,227,002
3,200,097		Aviva plc	23,346,046
235,649		Babcock International Group	2,295,336
2,599,089		BAE Systems plc	21,928,691
13,628,682		Barclays plc	38,758,749
825,729		Barratt Developments plc	6,859,171
106,342		Berkeley Group Holdings plc	5,987,680
15,756,596		BP plc	112,413,681
1,831,458		British American Tobacco plc	125,174,049
776,150		British Land Co plc	7,368,080
6,713,988		BT Group plc	24,529,898
275,325		Bunzl plc	8,053,976
341,531		Burberry Group plc	7,659,363
548,062		Capita Group plc	1,418,574
4,520,456		Centrica plc	8,565,311
833,795		CNH Industrial NV	12,329,067
2,038,564	*	Cobham plc	3,784,499
182,705		Coca-Cola European Partners plc (Class A)	7,337,433
1,288,987		Compass Group plc	27,139,478
1,123,458	g	ConvaTec Group plc	3,224,493
104,977		Croda International plc	6,681,025
76,217		DCC plc	8,010,928
2,015,465		Diageo plc	72,541,324
1,096,677		Direct Line Insurance Group plc	5,749,671
329

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

118,760		easyJet plc	$2,799,114
753,418		Experian Group Ltd	17,364,609
862,292	*	Fiat DaimlerChrysler Automobiles NV	20,840,430
1,370,677		GKN plc	8,226,960
3,969,113		GlaxoSmithKline plc	73,881,378
1,188,562		Group 4 Securicor plc	4,797,158
681,608		Hammerson plc	4,774,484
211,854		Hargreaves Lansdown plc	5,590,358
16,106,564		HSBC Holdings plc	171,835,267
230,174		IMI plc	4,343,337
766,218		Imperial Tobacco Group plc	31,532,500
144,100		InterContinental Hotels Group plc	9,641,721
485,252		International Consolidated Airlines Group S.A.	4,405,793
126,854		Intertek Group plc	9,051,114
2,890,965		ITV plc	6,854,908
1,230,149		J Sainsbury plc	4,426,135
545,841		John Wood Group plc	5,031,664
154,870		Johnson Matthey plc	7,611,850
1,738,180		Kingfisher plc	8,556,624
614,821		Land Securities Group plc	8,753,230
4,789,301		Legal & General Group plc	18,397,553
56,772,231		Lloyds TSB Group plc	56,090,851
246,498		London Stock Exchange Group plc	13,750,885
1,307,069		Marks & Spencer Group plc	5,589,400
586,475		Meggitt plc	3,863,500
608,420	g	Merlin Entertainments plc	2,838,660
341,945		Micro Focus International plc	10,452,910
2,735,820		National Grid plc	31,347,463
119,771		Next plc	8,648,165
4,005,184		Old Mutual plc	13,295,641
653,168		Pearson plc	6,428,814
253,373		Persimmon plc	9,000,983
2,063,197		Prudential plc	55,850,889
540,532		Reckitt Benckiser Group plc	52,199,201
767,373		Reed Elsevier NV	16,992,320
831,884		Reed Elsevier plc	18,409,476
339,881		Rio Tinto Ltd	20,925,868
985,188		Rio Tinto plc	54,838,517
1,337,552		Rolls-Royce Group plc	16,597,095
2,931,562	*	Royal Bank of Scotland Group plc	11,991,300
778,694		Royal Mail plc	5,188,163
817,864		RSA Insurance Group plc	7,196,613
856,711		Sage Group plc	9,121,931
96,322		Schroders plc	5,086,424
796,950		Scottish & Southern Energy plc	14,779,419
756,705		Segro plc	6,258,103
199,881		Severn Trent plc	5,554,590
724,290		Shire Ltd	33,840,423
829,686	*	Sky plc	12,478,361
699,719		Smith & Nephew plc	12,590,389
299,927		Smiths Group plc	6,811,349
424,258		St. James’s Place plc	7,162,888
2,638,459	*	Standard Chartered plc	30,699,090
330

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,177,133		Standard Life plc	$13,159,701
2,560,885		Taylor Wimpey plc	6,930,352
6,496,434		Tesco plc	19,314,462
221,982		Travis Perkins plc	4,603,219
1,302,467		Unilever NV	75,181,162
1,011,166		Unilever plc	57,228,234
567,246		United Utilities Group plc	5,950,205
21,316,420		Vodafone Group plc	67,953,194
184,175		Weir Group plc	5,774,213
146,594		Whitbread plc	8,079,495
1,790,227		WM Morrison Supermarkets plc	5,642,913
1,015,430		WPP plc	18,389,420
		TOTAL UNITED KINGDOM	1,962,681,729

UNITED STATES - 0.4%
150,002		Carnival plc	10,583,341
480,000		iShares MSCI EAFE Index Fund	35,443,200
166,703	*	QIAGEN NV	5,575,784
		TOTAL UNITED STATES	51,602,325

		TOTAL COMMON STOCKS	12,683,887,973
		(Cost $9,878,180,230)

RIGHTS / WARRANTS - 0.0%

ITALY - 0.0%
1,604,997	m	UniCredit S.p.A.	0
		TOTAL ITALY	0

SPAIN - 0.0%
187,266	e	ACS Actividades de Construccion y Servicios S.A.	98,115
		TOTAL SPAIN	98,115

		TOTAL RIGHTS / WARRANTS	98,115
		(Cost $103,013)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.3%
$42,200,000	Federal Home Loan Bank (FHLB)	1.200%	02/01/18	42,200,000
	TOTAL GOVERNMENT AGENCY DEBT			42,200,000

TREASURY DEBT - 0.4%
13,380,000	United States Treasury Bill	1.231	02/01/18	13,380,000
6,720,000	United States Treasury Bill	1.287	02/08/18	6,718,422
21,645,000	United States Treasury Bill	1.217	02/15/18	21,634,825
	TOTAL TREASURY DEBT			41,733,247
331

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
159,334,829	c	State Street Navigator Securities Lending Government Money Market Portfolio	$159,334,829
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	159,334,829

		TOTAL SHORT-TERM INVESTMENTS	243,268,076
		(Cost $243,267,913)
		TOTAL INVESTMENTS - 101.2%	12,927,254,164
		(Cost $10,121,551,156)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%	(148,688,564)
		NET ASSETS - 100.0%	$12,778,565,600

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $150,172,966.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/18, the aggregate value of these securities amounted to $86,215,741 or 0.7% of net assets.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of January 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index	612	3/16/18	$66,399,357	$65,652,300	$(747,057)
332

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2018

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$2,761,970,289	21.6%
INDUSTRIALS	1,836,382,100	14.4
CONSUMER DISCRETIONARY	1,605,563,136	12.6
CONSUMER STAPLES	1,373,109,879	10.7
HEALTH CARE	1,260,604,422	9.9
MATERIALS	1,045,633,369	8.2
INFORMATION TECHNOLOGY	817,246,822	6.4
ENERGY	667,109,754	5.2
TELECOMMUNICATION SERVICES	483,994,024	3.8
REAL ESTATE	443,892,860	3.5
UTILITIES	388,479,433	3.0
SHORT-TERM INVESTMENTS	243,268,076	1.9
OTHER ASSETS & LIABILITIES, NET	(148,688,564)	(1.2)

NET ASSETS	$12,778,565,600	100.0%
333

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BONDS - 93.1%

CORPORATE BONDS - 47.0%

ARGENTINA - 3.6%
	$2,020,000	g	AES Argentina Generacion S.A.		7.750%	02/02/24	$2,167,278
	2,000,000	g	Genneia S.A.		8.750	01/20/22	2,184,000
	2,000,000	g	Rio Energy S.A.		6.875	02/01/25	2,016,000
	1,800,000	g	Tecpetrol S.A.		4.875	12/12/22	1,761,210
	2,000,000	g,i	YPF S.A.	Argentina Deposit Rates Badlar + 4.000%	27.125	07/07/20	1,772,740
	1,950,000	g	YPF S.A.		6.950	07/21/27	2,017,665
	3,050,000	g	YPF S.A.		7.000	12/15/47	2,898,720
			TOTAL ARGENTINA				14,817,613

BAHRAIN - 0.4%
	1,800,000	g	Oil and Gas Holding Co BSCC		7.500	10/25/27	1,854,067
			TOTAL BAHRAIN				1,854,067

BRAZIL - 6.8%
	1,800,000	g	Banco do Brasil S.A.		4.625	01/15/25	1,768,500
	1,450,000	g	Banco Votorantim S.A.		8.250	12/30/49	1,484,121
	1,500,000	g	Caixa Economica Federal		7.250	07/23/24	1,566,300
	1,800,000	g	Cemig Geracao e Transmissao S.A.		9.250	12/05/24	1,950,300
	1,800,000	g	Cosan Ltd		5.950	09/20/24	1,854,000
	1,475,000	g	Gerdau Trade, Inc		4.875	10/24/27	1,489,308
	1,800,000	g	Gol Finance, Inc		7.000	01/31/25	1,800,000
	1,500,000	g	GTL Trade Finance, Inc		5.893	04/29/24	1,621,125
	1,625,000	g	Klabin Finance S.A.		4.875	09/19/27	1,602,656
	1,800,000	g	MARB BondCo plc		6.875	01/19/25	1,773,000
	1,800,000	g	Natura Cosmeticos S.A.		5.375	02/01/23	1,808,820
	1,160,429	g	Odebrecht Offshore Drilling Finance Ltd		6.720	12/01/22	1,146,504
	3,280,413	g,o	Odebrecht Offshore Drilling Finance Ltd		7.720	12/01/26	1,120,261
	527,012	g,j	Odebrecht Oil & Gas Finance Ltd		0.000	12/30/49	13,175
BRL	2,305,000	†,g,q	Oi S.A.		9.750	09/15/16	278,539
	$1,100,000	†,g,q	Oi S.A.		5.750	02/10/22	468,061
	1,500,000		Petrobras Global Finance BV		7.375	01/17/27	1,663,725
	1,125,000		Petrobras Global Finance BV		5.750	02/01/29	1,112,456
	1,700,000		Petrobras Global Finance BV		5.625	05/20/43	1,541,305
	1,000,000	g	Rumo Luxembourg Sarl		5.875	01/18/25	1,012,500
	1,800,000	g,q	Telemar Norte Leste S.A.		5.500	10/23/20	765,000
			TOTAL BRAZIL				27,839,656

CHILE - 2.4%
	2,350,000	g	Banco del Estado de Chile		2.668	01/08/21	2,353,525
	2,000,000	g	Celulosa Arauco y Constitucion S.A.		5.500	11/02/47	2,102,600

334

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$1,550,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625%	08/01/27	$1,531,214
	1,475,000	g	Empresa Nacional del Petroleo	4.500	09/14/47	1,429,423
	2,000,000	g	Latam Finance Ltd	6.875	04/11/24	2,120,000
			TOTAL CHILE			9,536,762

CHINA - 0.9%
	1,800,000		China Evergrande Group	8.250	03/23/22	1,887,761
	2,050,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,914,290
			TOTAL CHINA			3,802,051

COLOMBIA - 1.8%
	1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,627,500
	2,000,000	g	Colombia Telecomunicaciones S.A. ESP	5.375	09/27/22	2,030,000
	1,500,000		Ecopetrol S.A.	5.375	06/26/26	1,607,850
	1,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	1,961,820
			TOTAL COLOMBIA			7,227,170

COSTA RICA - 1.0%
	1,980,000	g	Autopistas del Sol S.A.	7.375	12/30/30	2,133,450
	1,800,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	1,854,000
			TOTAL COSTA RICA			3,987,450

GHANA - 1.3%
	2,050,000	g	Tullow Oil plc	6.000	11/01/20	2,070,500
	3,000,000	g	Tullow Oil plc	6.250	04/15/22	3,075,000
			TOTAL GHANA			5,145,500

INDIA - 2.6%
	2,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	2,019,234
	2,300,000	g	Azure Power Energy Ltd	5.500	11/03/22	2,305,306
	2,000,000	g	Delhi International Airport Ltd	6.125	10/31/26	2,099,386
	1,800,000	g	Greenko Dutch BV	5.250	07/24/24	1,792,350
	2,400,000	g	ICICI Bank Ltd	3.800	12/14/27	2,321,676
			TOTAL INDIA			10,537,952

INDONESIA - 3.8%
	1,700,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,809,041

IDR	12,280,000,000	g	Jasa Marga Persero Tbk PT	7.500	12/11/20	930,084
	$1,800,000	g	Listrindo Capital BV	4.950	09/14/26	1,786,500
	1,000,000	g	Medco Platinum Road Pte Ltd	6.750	01/30/25	991,009
	1,800,000	g	Medco Straits Services Pte Ltd	8.500	08/17/22	1,921,639
	1,800,000	g	Minejesa Capital BV	5.625	08/10/37	1,889,984
	1,500,000	g	Pelabuhan Indonesia II PT	4.250	05/05/25	1,516,875
	1,930,000	g	Pertamina Persero PT	4.300	05/20/23	1,996,627
	2,700,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	2,764,260
			TOTAL INDONESIA			15,606,019

ISRAEL - 0.4%
	1,800,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,500,544
			TOTAL ISRAEL			1,500,544
335

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

JAMAICA - 0.3%
	$1,400,000	g	Digicel Group Ltd	7.125%	04/01/22	$1,319,500
			TOTAL JAMAICA			1,319,500

KAZAKHSTAN - 0.9%
	1,500,000	g	Kazkommertsbank JSC	5.500	12/21/22	1,493,863
	2,175,000	g	KazTransGas JSC	4.375	09/26/27	2,179,587
			TOTAL KAZAKHSTAN			3,673,450

MACAU - 0.9%
	1,800,000	g	Wynn Macau Ltd	4.875	10/01/24	1,782,000
	2,000,000	g	Wynn Macau Ltd	5.500	10/01/27	2,005,000
			TOTAL MACAU			3,787,000

MEXICO - 4.2%
MXN	25,450,000		America Movil SAB de C.V.	6.450	12/05/22	1,266,227
	$800,000	g	BBVA Bancomer S.A.	5.350	11/12/29	800,000
	2,625,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,596,519
	2,000,000	g	Cydsa SAB de C.V.	6.250	10/04/27	2,016,000
	2,000,000		Grupo Financiero Santander Mexico SAB de C.V.	8.500	12/30/49	2,203,074
	1,475,000	g	Mexico City Airport Trust	5.500	07/31/47	1,427,063
	1,700,000	g	Nemak SAB de C.V.	4.750	01/23/25	1,723,817
	1,475,000	g	Petroleos Mexicanos	6.500	03/13/27	1,611,438
	3,075,000	g	Petroleos Mexicanos	6.500	03/13/27	3,359,438
			TOTAL MEXICO			17,003,576

MOROCCO - 0.4%
	1,800,000	g	OCP S.A.	4.500	10/22/25	1,815,316
			TOTAL MOROCCO			1,815,316

NETHERLANDS - 0.9%
	1,800,000	g	GTH Finance BV	7.250	04/26/23	2,007,000
	1,450,000	g	VimpelCom Holdings BV	4.950	06/16/24	1,455,800
			TOTAL NETHERLANDS			3,462,800

NIGERIA - 0.9%
	1,500,000	g	Access Bank plc	10.500	10/19/21	1,694,634
	2,000,000	g	IHS Netherlands Holdco BV	9.500	10/27/21	2,132,920
			TOTAL NIGERIA			3,827,554

OMAN - 0.5%
	1,800,000	g	Mazoon Assets Co SAOC	5.200	11/08/27	1,804,953
			TOTAL OMAN			1,804,953

PERU - 2.8%
PEN	5,940,000	g	Fondo MIVIVIENDA S.A.	7.000	02/14/24	1,980,923
	$2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	2,014,400
	1,500,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	1,483,125
	2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	2,040,400
	1,800,000	g	Petroleos del Peru S.A.	5.625	06/19/47	1,901,700
	1,750,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,815,625
			TOTAL PERU			11,236,173
336

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RUSSIA - 0.8%
$1,800,000	g	Credit Bank of Moscow Via CBOM Finance plc	7.500%	10/05/27	$1,714,176
1,500,000	g	LUKOIL International Finance BV	4.563	04/24/23	1,546,667
		TOTAL RUSSIA			3,260,843

SOUTH AFRICA - 2.5%
4,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	4,034,572
2,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,177,192
2,000,000	g	Stillwater Mining Co	7.125	06/27/25	2,108,248
1,800,000	g	Transnet SOC Ltd	4.000	07/26/22	1,787,090
		TOTAL SOUTH AFRICA			10,107,102

TRINIDAD AND TOBAGO - 0.1%
450,000	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	451,688
		TOTAL TRINIDAD AND TOBAGO			451,688

TURKEY - 3.8%
1,900,000	g	Akbank TAS	7.200	03/16/27	1,986,273
1,800,000	g	TC Ziraat Bankasi AS.	5.125	05/03/22	1,795,916
1,250,000	g	TC Ziraat Bankasi AS.	5.125	09/29/23	1,231,323
1,200,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,214,729
1,800,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,801,116
2,050,000	g	Turkiye Is Bankasi	6.125	04/25/24	2,064,836
1,800,000	g	Turkiye Is Bankasi	7.000	06/29/28	1,813,341
1,800,000	g	Turkiye Vakiflar Bankasi TAO	5.750	01/30/23	1,791,344
1,800,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	1,797,574
		TOTAL TURKEY			15,496,452

UKRAINE - 1.1%
2,000,000	g	Ukreximbank Via Biz Finance plc	9.625	04/27/22	2,181,240
2,000,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	2,230,400
		TOTAL UKRAINE			4,411,640

UNITED ARAB EMIRATES - 0.4%
1,675,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,680,412
		TOTAL UNITED ARAB EMIRATES			1,680,412

UNITED KINGDOM - 0.4%
1,800,000	g	Jaguar Land Rover Automotive plc	4.500	10/01/27	1,773,000
		TOTAL UNITED KINGDOM			1,773,000

URUGUAY - 0.4%
1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,734,463
		TOTAL URUGUAY			1,734,463
337

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

VENEZUELA - 0.2%
	$3,175,000	†,q	Petroleos de Venezuela S.A.		5.375%	04/12/27	$754,063
			TOTAL VENEZUELA				754,063

ZAMBIA - 0.5%
	1,800,000	g	First Quantum Minerals Ltd		7.250	04/01/23	1,905,750
			TOTAL ZAMBIA				1,905,750

			TOTAL CORPORATE BONDS				191,360,519
			(Cost $187,776,683)

GOVERNMENT BONDS - 46.1%

ARGENTINA - 3.3%
	1,750,000		Argentina Republic Government International Bond		5.625	01/26/22	1,794,625
	3,500,000	g	Argentina Republic Government International Bond		7.125	06/28/17	3,423,000
	3,200,000		Argentine Republic Government International Bond		5.875	01/11/28	3,113,600
ARS	26,300,000	†,i	City of Buenos Aires Argentina	Argentina Deposit Rates Badlar + 3.750%	26.875	02/22/28	1,351,894
	$3,350,000	g	Provincia de Buenos Aires		7.875	06/15/27	3,567,750
			TOTAL ARGENTINA				13,250,869

BAHRAIN - 0.6%
	1,250,000	g	Bahrain Government International Bond		6.750	09/20/29	1,234,630
	1,250,000	g	Bahrain Government International Bond		7.500	09/20/47	1,217,344
			TOTAL BAHRAIN				2,451,974

BRAZIL - 3.0%
	1,511,177	g	Brazil Loan Trust		5.477	07/24/23	1,579,950
	1,500,000	g	Brazil Minas SPE via State of Minas Gerais		5.333	02/15/28	1,522,500
BRL	7,650,000		Brazil Notas do Tesouro Nacional Serie F		10.000	01/01/21	2,483,692
	10,600,000	†	Brazil Notas do Tesouro Nacional Serie F		10.000	01/01/29	3,354,114
	$1,800,000		Brazilian Government International Bond		7.125	01/20/37	2,162,700
	1,250,000		Brazilian Government International Bond		5.625	02/21/47	1,253,125
			TOTAL BRAZIL				12,356,081

CHILE - 0.4%
CLP	830,000,000		Bonos de la Tesoreria de la Republica en pesos		6.000	01/01/43	1,509,220
			TOTAL CHILE				1,509,220

COSTA RICA - 0.6%
	$2,500,000	g	Costa Rica Government International Bond		7.158	03/12/45	2,662,500
			TOTAL COSTA RICA				2,662,500

COTE D’IVOIRE - 0.9%
	1,842,750	g	Ivory Coast Government International Bond		5.750	12/31/32	1,817,174
	1,950,000	g	Ivory Coast Government International Bond		6.125	06/15/33	1,995,302
			TOTAL COTE D’IVOIRE				3,812,476
DOMINICAN REPUBLIC - 2.3%
	1,600,000	g	Dominican Republic International Bond		5.875	04/18/24	1,712,000
338

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$1,000,000	g	Dominican Republic International Bond	6.875%	01/29/26	$1,132,500
DOP	124,000,000	g	Dominican Republic International Bond	11.250	02/05/27	2,844,395
	$3,160,000	g	Dominican Republic International Bond	7.450	04/30/44	3,736,700
			TOTAL DOMINICAN REPUBLIC			9,425,595

ECUADOR - 2.7%
	1,150,000	g	Ecuador Government International Bond	9.650	12/13/26	1,311,000
	2,000,000		Ecuador Government International Bond	9.650	12/13/26	2,280,000
	1,750,000	g	Ecuador Government International Bond	8.875	10/23/27	1,905,312
	3,500,000	g	Ecuador Government International Bond	7.875	01/23/28	3,554,250
	1,500,000	g	Petroamazonas EP	4.625	02/16/20	1,473,000
	625,000	g	Petroamazonas EP	4.625	11/06/20	607,783
			TOTAL ECUADOR			11,131,345

EGYPT - 0.7%
	2,550,000	g	Egypt Government International Bond	8.500	01/31/47	2,918,908
			TOTAL EGYPT			2,918,908

EL SALVADOR - 0.9%
	1,350,000	g	El Salvador Government International Bond	5.875	01/30/25	1,353,375
	1,950,000	g	El Salvador Government International Bond	8.625	02/28/29	2,296,125
			TOTAL EL SALVADOR			3,649,500

GHANA - 0.2%
GHS	2,965,000	†,g,m	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	809,716
			TOTAL GHANA			809,716

GREECE - 0.9%
EUR	575,000		Hellenic Republic Government Bond	4.750	04/14/19	742,212
	2,050,000	g	Hellenic Republic Government Bond	4.375	08/01/22	2,703,003
			TOTAL GREECE			3,445,215

GUATEMALA - 0.4%
	$1,650,000	g	Guatemala Government International Bond	4.375	06/05/27	1,645,875
			TOTAL GUATEMALA			1,645,875

INDONESIA - 1.3%
	1,200,000		Indonesia Government International Bond	3.500	01/11/28	1,179,473
IDR 13,400,000,000			Indonesia Treasury Bond	8.250	07/15/21	1,085,400
	14,800,000,000		Indonesia Treasury Bond	8.375	09/15/26	1,265,624
	$1,600,000	g	Republic of Indonesia	5.250	01/17/42	1,752,547
			TOTAL INDONESIA			5,283,044

IRAQ - 0.5%
	2,000,000	g	Iraq Government International Bond	6.752	03/09/23	2,078,486
			TOTAL IRAQ			2,078,486

ISRAEL - 0.5%
	1,900,000		Israel Government International Bond	4.125	01/17/48	1,910,760
			TOTAL ISRAEL			1,910,760
339

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

JAMAICA - 1.0%
	$2,500,000		Jamaica Government International Bond	6.750%	04/28/28	$2,862,500
	1,000,000		Jamaica Government International Bond	7.875	07/28/45	1,240,000
			TOTAL JAMAICA			4,102,500

JORDAN - 0.4%
	1,475,000	g	Jordan Government International Bond	7.375	10/10/47	1,589,798
			TOTAL JORDAN			1,589,798

LEBANON - 1.8%
	1,000,000		Lebanon Government International Bond	6.250	05/27/22	1,001,406
	1,500,000		Lebanon Government International Bond	6.100	10/04/22	1,497,312
	3,200,000		Lebanon Government International Bond	6.250	11/04/24	3,133,968
	2,000,000		Lebanon Government International Bond	6.650	02/26/30	1,890,500
			TOTAL LEBANON			7,523,186

MALAYSIA - 0.8%
	1,000,000		1MDB Global Investments Ltd	4.400	03/09/23	973,994
	1,000,000		1MDB Global Investments Ltd	4.400	03/09/23	973,994
MYR	4,900,000		Malaysia Government Bond	3.795	09/30/22	1,259,016
			TOTAL MALAYSIA			3,207,004

MEXICO - 0.6%
MXN	46,040,000		Mexican Bonos	6.500	06/09/22	2,380,522
			TOTAL MEXICO			2,380,522

MONGOLIA - 1.0%
	$2,950,000	g,p	Mongolia Government International Bond	5.125	12/05/22	2,952,171
	1,075,000	g	Mongolia Government International Bond	8.750	03/09/24	1,244,582
			TOTAL MONGOLIA			4,196,753

NIGERIA - 0.7%
	1,725,000	g	Nigeria Government International Bond	6.500	11/28/27	1,791,728
	1,050,000	g	Nigeria Government International Bond	7.625	11/28/47	1,125,205
			TOTAL NIGERIA			2,916,933

OMAN - 0.9%
	1,750,000	g	Oman Government International Bond	5.625	01/17/28	1,763,993
	1,850,000	g	Oman Government International Bond	6.500	03/08/47	1,847,795
			TOTAL OMAN			3,611,788

PAKISTAN - 0.9%
	3,750,000	g	Pakistan Government International Bond	6.875	12/05/27	3,775,264
			TOTAL PAKISTAN			3,775,264

PARAGUAY - 0.8%
	2,750,000	g	Republic of Paraguay	6.100	08/11/44	3,141,875
			TOTAL PARAGUAY			3,141,875

PERU - 1.2%
PEN	5,500,000	g	Peru Government International Bond	6.150	08/12/32	1,896,573
340

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

PEN	2,660,000	g	Peruvian Government International Bond	6.350%	08/12/28	$939,352
	5,425,000	g	Peruvian Government International Bond	6.950	08/12/31	2,009,141
			TOTAL PERU			4,845,066

POLAND - 0.6%
PLN	8,900,000		Republic of Poland Government Bond	2.500	07/25/26	2,494,663
			TOTAL POLAND			2,494,663

REPUBLIC OF SERBIA - 0.8%
	$1,500,000	g	Republic of Serbia	4.875	02/25/20	1,547,792
RSD	158,000,000		Serbia Treasury Bonds	5.750	07/21/23	1,764,758
			TOTAL REPUBLIC OF SERBIA			3,312,550

RUSSIA - 1.4%
RUB	102,500,000		Russian Federal Bond-Federal Loan Obligation	7.000	08/16/23	1,837,182
	54,000,000		Russian Federal Bond-Federal Loan Obligation	7.700	03/23/33	987,672
	$2,600,000	g	Russian Foreign Bond-Eurobond	5.250	06/23/47	2,733,929
			TOTAL RUSSIA			5,558,783

SENEGAL - 0.4%
	1,400,000	g	Senegal Government International Bond	6.250	05/23/33	1,462,756
			TOTAL SENEGAL			1,462,756

SOUTH AFRICA - 2.4%
	2,350,000		South Africa Government International Bond	5.875	09/16/25	2,562,487
	2,550,000		South Africa Government International Bond	4.300	10/12/28	2,458,700
ZAR	39,100,000		South Africa Government International Bond	7.000	02/28/31	2,782,738
	$1,715,000		South Africa Government International Bond	6.250	03/08/41	1,917,183
			TOTAL SOUTH AFRICA			9,721,108

SRI LANKA - 0.5%
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	2,023,314
			TOTAL SRI LANKA			2,023,314

SUPRANATIONAL - 0.9%
INR	146,000,000		Asian Development Bank	6.200	10/06/26	2,233,884
IDR	18,100,000,000		European Investment Bank	4.950	03/01/19	1,347,075
			TOTAL SUPRANATIONAL			3,580,959

THAILAND - 0.4%
THB	53,000,000		Thailand Government International Bond	1.875	06/17/22	1,701,002
			TOTAL THAILAND			1,701,002

TURKEY - 3.5%
	$1,800,000	g	Export Credit Bank of Turkey	5.375	10/24/23	1,820,045
TRY	3,910,000		Turkey Government International Bond	10.500	01/15/20	997,941
	5,000,000		Turkey Government International Bond	11.000	03/02/22	1,291,061
	$2,300,000		Turkey Government International Bond	3.250	03/23/23	2,174,153
	2,850,000		Turkey Government International Bond	6.000	03/25/27	2,998,206
	3,775,000		Turkey Government International Bond	5.125	02/17/28	3,709,791
	1,000,000		Turkey Government International Bond	6.875	03/17/36	1,102,326
			TOTAL TURKEY			14,093,523
341

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

UKRAINE - 2.6%
	$3,575,000	g	Ukraine Government International Bond	7.750%	09/01/23	$3,883,987
	2,250,000	g	Ukraine Government International Bond	7.750	09/01/27	2,402,055
	3,800,000	g	Ukraine Government International Bond	7.375	09/25/32	3,861,818
	520,000	†,g,j	Ukraine Government International Bond	0.000	05/31/40	352,872
			TOTAL UKRAINE			10,500,732

URUGUAY - 1.8%
UYU	17,300,000	g	Uruguay Government International Bond	9.875	06/20/22	631,752
	64,700,000	g	Uruguay Government International Bond	8.500	03/15/28	2,212,320
	$3,450,000		Uruguay Government International Bond	5.100	06/18/50	3,746,700
UYU	17,600,000		Uruguay Notas del Tesoro	13.900	07/29/20	682,293
			TOTAL URUGUAY			7,273,065

VENEZUELA - 0.4%
	$5,750,000	†,q	Venezuela Government International Bond	9.250	05/07/28	1,552,500
			TOTAL VENEZUELA			1,552,500

ZAMBIA - 1.1%
	3,500,000	g	Zambia Government International Bond	8.500	04/14/24	3,839,525
	750,000	g	Zambia Government International Bond	8.970	07/30/27	831,960
			TOTAL ZAMBIA			4,671,485

			TOTAL GOVERNMENT BONDS			187,578,693
			(Cost $180,706,372)

			TOTAL BONDS			378,939,212
			(Cost $368,483,055)

SHORT-TERM INVESTMENTS - 5.6%

ARGENTINA - 0.5%
ARS	38,000,000	j	Letras del Banco Central de la Republica Argentina	0.000	02/21/18	1,906,928
			TOTAL ARGENTINA			1,906,928

EGYPT - 0.4%
EGP	32,000,000	j	Egypt Treasury Bills	0.000	03/13/18	1,779,539
			TOTAL EGYPT			1,779,539

NIGERIA - 0.4%
NGN	700,000,000	j	Nigeria Treasury Bill	0.000	07/05/18	1,825,429
			TOTAL NIGERIA			1,825,429

UNITED STATES - 4.0%
	$16,100,000	j	Federal Home Loan Bank (FHLB)	0.000	02/01/18	16,100,000
			TOTAL UNITED STATES			16,100,000
URUGUAY - 0.3%
UYU	30,000,000	j	Uruguay Treasury Bills	0.000	03/08/18	1,048,575
			TOTAL URUGUAY			1,048,575
342

TIAA-CREF FUNDS - Emerging Markets Debt Fund

VALUE

TOTAL SHORT-TERM INVESTMENTS	$22,660,471
(Cost $22,873,516)

TOTAL INVESTMENTS - 98.7%	401,599,683
(Cost $391,356,571)
OTHER ASSETS & LIABILITIES, NET - 1.3%	5,166,353
NET ASSETS - 100.0%	$406,766,036

Abbreviation(s):
	ARS	Argentine Peso
	BRL	Brazilian Real
	CLP	Chile Peso
	DOP	Dominican Peso
	EGP	Egyptian Pound
	EUR	Euro
	GHS	Ghana Cedi
	IDR	Indonesian Rupiah
	INR	Indian Rupee
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NGN	Nigeria Naira
	PEN	Peruvian Nuevo Sol
	PLN	Polish Zloty
	RSD	Serbian Dinar
	RUB	Russian Ruble
	THB	Thai Baht
	TRY	Turkish New Lira
	UYU	Uruguayan Peso
	ZAR	South African Rand

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2018, the aggregate value of these securities amounted to $282,360,242 or 69.4% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
p	All or a portion of these securities have been segregated to cover requirements on open forward foreign currency contracts.
o	Payment in Kind Bond
q	In default

343

TIAA-CREF FUNDS - Emerging Markets Debt Fund

Forward foreign currency contracts outstanding as of January 31, 2018 were as follows (see Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,839,470	KRW	2,000,000,000	Morgan Stanley	3/5/2018	$(31,700)

Abbreviation(s):
KRW South Korean Won

344

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2018

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$187,578,693	46.1%
FINANCIALS	51,185,863	12.6
UTILITIES	42,212,752	10.4
ENERGY	29,056,224	7.1
INDUSTRIALS	18,099,947	4.4
MATERIALS	18,007,842	4.4
CONSUMER DISCRETIONARY	11,017,795	2.7
TELECOMMUNICATION SERVICES	10,975,048	2.7
CONSUMER STAPLES	5,435,820	1.3
REAL ESTATE	3,868,684	1.0
HEALTH CARE	1,500,544	0.4
SHORT-TERM INVESTMENTS	22,660,471	5.6
OTHER ASSETS & LIABILITIES, NET	5,166,353	1.3

NET ASSETS	$406,766,036	100.0%

345

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2018

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BANK LOAN OBLIGATIONS - 2.0%

CANADA - 0.3%
$742,815	i	1011778 BC / New Red Finance, Inc	LIBOR 1 and 3 M + 2.250%	3.940%	02/17/24	$746,900
		TOTAL CANADA				746,900

IRELAND - 0.3%
746,250	i	Avolon TLB Borrower Luxembourg Sarl	LIBOR 1 M + 2.250%	3.750	04/03/22	744,817
		TOTAL IRELAND				744,817

LUXEMBOURG - 0.4%
750,000	i	Ineos US Finance LLC	LIBOR 3 M + 2.000%	3.570	03/31/24	753,285
248,125	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	4.570	03/09/24	247,400
		TOTAL LUXEMBOURG				1,000,685

UNITED STATES - 1.0%
744,375	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	4.320	03/01/24	748,841
124,375	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	5.875	04/29/24	124,437
736,525	i	First Data Corp	LIBOR 1 M + 2.250%	3.800	07/10/22	741,438
261,558	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	4.440	09/24/24	260,849
99,003	i	Sabre GLBL, Inc	LIBOR 1 M + 2.250%	3.820	02/22/24	99,635
744,375	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.319	02/06/24	729,488
		TOTAL UNITED STATES				2,704,688

		TOTAL BANK LOAN OBLIGATIONS				5,197,090
		(Cost $5,210,043)

BONDS - 94.3%

CORPORATE BONDS - 24.6%

ARGENTINA - 0.1%
375,000	g	YPF S.A.		7.000	12/15/47	356,400
		TOTAL ARGENTINA				356,400

BRAZIL - 0.3%
500,000	g	Banco do Brasil S.A.		4.625	01/15/25	491,250
400,000		Petrobras Global Finance BV		5.750	02/01/29	395,540
		TOTAL BRAZIL				886,790
346

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

CANADA - 0.4%
	$1,100,000	g	Eldorado Gold Corp	6.125%	12/15/20	$1,080,750
			TOTAL CANADA			1,080,750

CHILE - 0.9%
	350,000	g	Banco del Estado de Chile	2.668	01/08/21	350,525
	625,000	g	Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	620,313
	425,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	419,849
	500,000	g	Empresa Nacional del Petroleo	3.750	08/05/26	497,500
	500,000	g	Inversiones CMPC S.A.	4.375	04/04/27	510,059
			TOTAL CHILE			2,398,246

CHINA - 0.9%
	400,000		Baidu, Inc	2.875	07/06/22	391,568
	600,000	z	CNAC HK Finbridge Co Ltd	3.000	07/19/20	592,709
	500,000	z	Shimao Property Holdings Ltd	5.200	01/30/25	497,801
EUR	800,000	z	Three Gorges Finance II Cayman Islands Ltd	1.300	06/21/24	990,898
			TOTAL CHINA			2,472,976

COLOMBIA - 0.6%
	$500,000	g	Banco de Bogota S.A.	4.375	08/03/27	500,625
	500,000		Ecopetrol S.A.	4.125	01/16/25	499,680
	500,000		Ecopetrol S.A.	5.375	06/26/26	535,950
			TOTAL COLOMBIA			1,536,255

FRANCE - 0.7%
EUR	800,000		Credit Agricole Assurances S.A.	4.250	12/30/49	1,117,083
	600,000		Engie S.A.	2.375	05/19/26	815,326
			TOTAL FRANCE			1,932,409

GERMANY - 0.7%
	800,000		Deutsche Bank AG.	1.250	09/08/21	1,015,424
	350,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	468,220
	$200,000	g	Schaeffler Finance BV	4.750	05/15/23	204,750
	191,000	g	ZF North America Capital, Inc	4.750	04/29/25	196,730
			TOTAL GERMANY			1,885,124

HONG KONG - 0.2%
	575,000	g	CK Hutchison International 17 Ltd	2.250	09/29/20	563,472
			TOTAL HONG KONG			563,472

INDIA - 0.6%
	500,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	504,809
	675,000	g	ICICI Bank Ltd	3.800	12/14/27	652,971
347

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	400,000		NTPC Ltd	2.750%	02/01/27	$511,248
			TOTAL INDIA			1,669,028

INDONESIA - 0.2%
	$500,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	498,464
			TOTAL INDONESIA			498,464

ISRAEL - 0.2%
	600,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	500,182
			TOTAL ISRAEL			500,182

ITALY - 0.3%
EUR	600,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	829,709
			TOTAL ITALY			829,709

JAPAN - 0.6%
	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.680	01/26/23	618,942
	350,000	z	Sumitomo Mitsui Financial Group, Inc	0.934	10/11/24	431,074
	350,000	z	Sumitomo Mitsui Financial Group, Inc	1.413	06/14/27	435,266
			TOTAL JAPAN			1,485,282

KAZAKHSTAN - 0.4%
	$600,000	g	KazMunayGas National Co JSC	3.875	04/19/22	605,168
	475,000	g	KazTransGas JSC	4.375	09/26/27	476,002
			TOTAL KAZAKHSTAN			1,081,170

MEXICO - 1.2%
	500,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	516,875
	575,000	g	BBVA Bancomer S.A.	5.125	01/18/33	568,761
	500,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	494,760
	1,125,000	g	Petroleos Mexicanos	5.375	03/13/22	1,191,375
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	253,874
			TOTAL MEXICO			3,025,645

NETHERLANDS - 0.5%
	750,000		Cooperatieve Rabobank UA	4.125	09/14/22	1,073,421
	$350,000	g	Sensata Technologies BV	5.000	10/01/25	363,125
			TOTAL NETHERLANDS			1,436,546

PANAMA - 0.1%
	350,000	g	Banco General S.A.	4.125	08/07/27	352,625
			TOTAL PANAMA			352,625

PERU - 0.1%
	350,000	g	Cerro del Aguila S.A.	4.125	08/16/27	347,655
			TOTAL PERU			347,655
348

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

SPAIN - 0.2%
EUR	500,000		Iberdrola International BV	1.125%	04/21/26	$617,772
			TOTAL SPAIN			617,772

SWEDEN - 0.1%
	$350,000	g	Stena AB	7.000	02/01/24	329,875
			TOTAL SWEDEN			329,875

SWITZERLAND - 1.0%
EUR	600,000	g,z	Credit Suisse Group AG.	1.250	07/17/25	746,895
GBP	350,000		Glencore Finance Europe S.A.	6.500	02/27/19	524,530
EUR	325,000		Tyco Electronics Group S.A.	1.100	03/01/23	410,338
	$1,000,000	z	UBS Group Funding Switzerland AG.	5.000	12/30/49	999,390
			TOTAL SWITZERLAND			2,681,153

TURKEY - 0.3%
	350,000	g	TC Ziraat Bankasi AS.	5.125	09/29/23	344,770
	400,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	399,461
			TOTAL TURKEY			744,231

UNITED ARAB EMIRATES - 0.2%
	425,000	g	Abu Dhabi Crude Oil Pipeline LLC	3.650	11/02/29	414,945
			TOTAL UNITED ARAB EMIRATES			414,945

UNITED KINGDOM - 1.9%
GBP	500,000		BAE Systems plc	4.125	06/08/22	782,463
EUR	500,000	z	Barclays plc	0.625	11/14/23	611,437
	500,000	z	Barclays plc	2.000	02/07/28	625,085
	600,000		Delphi Automotive plc	1.600	09/15/28	739,125
	600,000		FCE Bank plc	1.134	02/10/22	759,854
	1,200,000	g	Virgin Media Finance plc	4.500	01/15/25	1,561,790
			TOTAL UNITED KINGDOM			5,079,754

UNITED STATES - 11.9%
	900,000	g	Adient Global Holdings Ltd	3.500	08/15/24	1,151,319
	350,000	z	Albemarle Corp	1.875	12/08/21	454,769
GBP	825,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	1,178,261
EUR	500,000		American International Group, Inc	1.500	06/08/23	638,108
	$1,150,000		Andeavor Logistics LP	4.250	12/01/27	1,157,287
349

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	450,000		Apple, Inc	1.375%	05/24/29	$565,705
	1,070,000	g	Aramark International Finance Sarl	3.125	04/01/25	1,391,560
	500,000		AT&T, Inc	2.350	09/04/29	628,088
	440,000		AT&T, Inc	3.150	09/04/36	566,220
GBP	355,000		AT&T, Inc	3.550	09/14/37	501,100
EUR	950,000	g	Axalta Coating Systems Dutch Holding B BV	3.750	01/15/25	1,244,757
	350,000		Ball Corp	4.375	12/15/23	492,932
	500,000		DH Europe Finance S.A.	1.200	06/30/27	618,742
GBP	750,000	z	Digital Stout Holding LLC	2.750	07/19/24	1,084,308
	200,000		Discovery Communications LLC	2.500	09/20/24	280,448
	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	212,045
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	460,731
	700,000	z	Goldman Sachs Group, Inc	1.375	05/15/24	881,950
	$500,000	g	Hyundai Capital America	3.250	09/20/22	494,124
EUR	800,000		International Game Technology plc	4.750	02/15/23	1,114,862
	500,000	g	Iron Mountain, Inc	3.000	01/15/25	628,352
	750,000		Johnson Controls International plc	1.000	09/15/23	935,734
	800,000	z	JPMorgan Chase & Co	1.638	05/18/28	1,008,702
	500,000		Kinder Morgan, Inc	2.250	03/16/27	639,836
	650,000		Liberty Mutual Group, Inc	2.750	05/04/26	874,461
	$350,000		MGM Resorts International	4.625	09/01/26	353,500
EUR	800,000		Morgan Stanley	1.342	10/23/26	981,976
	850,000	g	OI European Group BV	3.125	11/15/24	1,100,313
	500,000		ProLogis LP	3.000	06/02/26	699,552
	600,000	g	Quintiles IMS, Inc	2.875	09/15/25	745,085
	500,000	h	Scientific Games International, Inc	3.375	02/15/26	620,775
	$250,000		Scientific Games International, Inc	10.000	12/01/22	273,437
EUR	750,000		Silgan Holdings, Inc	3.250	03/15/25	966,006
	200,000		Simon International Finance S.C.A	1.250	05/13/25	251,451
	$760,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	773,123
EUR	500,000		SYSCO Corp	1.250	06/23/23	634,995
	150,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	186,419
	500,000		Thermo Fisher Scientific, Inc	1.375	09/12/28	598,750
	100,000		Thermo Fisher Scientific, Inc	1.950	07/24/29	124,808
	500,000		Thermo Fisher Scientific, Inc	2.875	07/24/37	638,365
	400,000		Verizon Communications, Inc	1.375	10/27/26	493,482
	400,000		Verizon Communications, Inc	1.875	10/26/29	493,935
	300,000		Verizon Communications, Inc	2.875	01/15/38	380,962
	400,000	z	Wells Fargo & Co	1.500	05/24/27	502,800
GBP	300,000		Welltower, Inc	4.800	11/20/28	494,545
EUR	500,000		Whirlpool Finance Luxembourg Sarl	1.100	11/09/27	600,274
	375,000		Xylem, Inc	2.250	03/11/23	498,993
			TOTAL UNITED STATES			31,617,947

			TOTAL CORPORATE BONDS			65,824,405
			(Cost $61,003,292)
350

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

GOVERNMENT BONDS - 69.7%

ARGENTINA - 0.5%
	$1,325,000		Argentine Republic Government International Bond	5.875%	01/11/28	$1,289,225
			TOTAL ARGENTINA			1,289,225

AUSTRALIA - 1.1%
AUD	1,450,000		Australia Government International Bond	3.750	04/21/37	1,258,409
	1,000,000		New South Wales Treasury Corp	4.000	04/08/21	847,247
	995,000		Treasury Corp of Victoria	6.000	06/15/20	872,657
			TOTAL AUSTRALIA			2,978,313

BELGIUM - 0.5%
EUR	1,200,000	g	Kingdom of Belgium Government Bond	1.600	06/22/47	1,447,138
			TOTAL BELGIUM			1,447,138

BERMUDA - 0.7%
	$1,700,000	g	Bermuda Government International Bond	4.854	02/06/24	1,821,771
			TOTAL BERMUDA			1,821,771

BRAZIL - 0.7%
BRL	5,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,834,361
			TOTAL BRAZIL			1,834,361

CANADA - 2.1%
CAD	1,800,000		Canadian Government Bond	1.000	09/01/22	1,393,785
	1,300,000		Canadian Government International Bond	5.000	06/01/37	1,502,493
	2,450,000		Province of British Columbia Canada	2.550	06/18/27	1,947,969
	1,000,000		Province of Quebec Canada	2.750	09/01/27	807,992
			TOTAL CANADA			5,652,239

CHILE - 0.5%
	$1,320,000	h	Chile Government International Bond	3.240	02/06/28	1,314,060
			TOTAL CHILE			1,314,060

COTE D’IVOIRE - 0.3%
EUR	625,000	g	Ivory Coast Government International Bond	5.125	06/15/25	844,889
			TOTAL COTE D’IVOIRE			844,889

CROATIA - 0.5%
	1,100,000	z	Croatia Government International Bond	2.750	01/27/30	1,389,443
			TOTAL CROATIA			1,389,443

CYPRUS - 0.1%
	300,000		Cyprus Government International Bond	2.750	06/27/24	398,593
			TOTAL CYPRUS			398,593
351

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

ECUADOR - 0.6%
	$1,000,000	g	Ecuador Government International Bond	7.875%	01/23/28	$1,015,500
	625,000	g	Petroamazonas EP	4.625	11/06/20	607,783
			TOTAL ECUADOR			1,623,283

EGYPT - 0.3%
	675,000	g	Egypt Government International Bond	8.500	01/31/47	772,652
			TOTAL EGYPT			772,652

FRANCE - 3.8%
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	524,991
	2,393,000		France Government Bond OAT	1.750	11/25/24	3,228,180
	2,340,000		French Republic Government Bond OAT	1.000	05/25/21	2,917,318
	1,600,000		French Republic Government Bond OAT	0.750	05/25/28	1,941,951
	1,250,000	g	French Republic Government Bond OAT	2.000	05/25/48	1,629,525
			TOTAL FRANCE			10,241,965

GERMANY - 0.5%
	1,000,000		Bundesrepublik Deutschland	1.250	08/15/48	1,217,404
			TOTAL GERMANY			1,217,404

GREECE - 2.3%
	2,600,000		Hellenic Republic Government Bond	4.750	04/14/19	3,356,088
	2,100,000	g	Hellenic Republic Government Bond	4.375	08/01/22	2,768,930
			TOTAL GREECE			6,125,018

HONDURAS - 0.6%
	$1,350,000	g	Honduras Government International Bond	7.500	03/15/24	1,518,750
			TOTAL HONDURAS			1,518,750

HUNGARY - 0.5%
EUR	1,000,000	z	Hungary Government International Bond	1.750	10/10/27	1,276,919
			TOTAL HUNGARY			1,276,919

INDONESIA - 1.1%
	1,000,000	g	Indonesia Government International Bond	2.150	07/18/24	1,310,487
	$500,000		Indonesia Government International Bond	3.500	01/11/28	491,447
IDR	13,820,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,119,421
			TOTAL INDONESIA			2,921,355

ISRAEL - 1.6%
ILS	5,250,000		Israel Government Bond-Fixed	5.500	01/31/42	2,308,384
	$1,150,000		Israel Government International Bond	3.250	01/17/28	1,140,469
	825,000		Israel Government International Bond	4.125	01/17/48	829,672
			TOTAL ISRAEL			4,278,525
352

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

ITALY - 7.1%
EUR	3,375,000		Italy Buoni Poliennali Del Tesoro		0.350%	06/15/20	$4,221,829
	4,225,000		Italy Buoni Poliennali Del Tesoro		0.900	08/01/22	5,282,817
	5,425,000		Italy Buoni Poliennali Del Tesoro		1.250	12/01/26	6,393,147
	1,575,000	g	Italy Buoni Poliennali Del Tesoro		2.950	09/01/38	1,988,210
	850,000	i	Italy Certificati di Credito del Tesoro	EURIBOR 6 M ACT/360 + 1.100%	0.826	10/15/24	1,086,242
			TOTAL ITALY				18,972,245

JAPAN - 13.7%
JPY	13,000,000		Japan Finance Organization for Municipalities		0.440	08/15/25	121,939
	21,000,000		Japan Finance Organization for Municipalities		0.320	01/19/26	195,278
	30,000,000		Japan Finance Organization for Municipalities		0.145	02/16/26	275,070
	14,000,000		Japan Finance Organization for Municipalities		0.020	05/22/26	126,940
	738,150,000		Japan Government Five Year Bond		0.200	06/20/19	6,791,683
	119,600,000		Japan Government Five Year Bond		0.100	06/20/20	1,100,709
	650,450,000		Japan Government Ten Year Bond		0.100	09/20/26	5,984,134
	289,950,000		Japan Government Thirty Year Bond		2.500	09/20/34	3,537,993
	457,700,000		Japan Government Thirty Year Bond		0.500	09/20/46	3,880,908
	249,600,000		Japan Government Twenty Year Bond		1.900	03/22/21	2,429,845
	340,000,000		Japan Government Twenty Year Bond		2.100	03/20/26	3,636,735
	229,000,000		Japan Government Twenty Year Bond		1.800	09/20/31	2,528,246
	117,000,000		Japan Government Twenty Year Bond		1.700	03/20/32	1,280,631
	305,000,000		Japan Government Twenty Year Bond		0.600	12/20/36	2,822,039
	180,000,000		Japan Government Two Year Bond		0.100	02/15/19	1,652,912
			TOTAL JAPAN				36,365,062

JORDAN - 0.2%
	$475,000	g	Jordan Government International Bond		7.375	10/10/47	511,969
			TOTAL JORDAN				511,969

KOREA, REPUBLIC OF - 2.8%
	500,000		Export-Import Bank of Korea		3.000	11/01/22	493,730
	500,000	g	Korea Housing Finance Corp		2.000	10/11/21	479,242
KRW	918,000,000		Korea Treasury Bond		1.750	12/10/18	859,205
	4,364,500,000		Korea Treasury Bond		1.375	09/10/21	3,935,889
	1,800,000,000		Korea Treasury Bond		1.500	12/10/26	1,519,287
			TOTAL KOREA, REPUBLIC OF				7,287,353

LEBANON - 0.5%
	$1,400,000	z	Lebanon Government International Bond		6.850	03/23/27	1,384,727
			TOTAL LEBANON				1,384,727

MALAYSIA - 0.4%
MYR	4,000,000		Malaysia Government Bond		3.795	09/30/22	1,027,768
			TOTAL MALAYSIA				1,027,768
353

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

MEXICO - 0.7%
MXN	14,000,000		Mexican Bonos	8.000%	12/07/23	$768,882
	23,500,000		Mexican Bonos	5.750	03/05/26	1,123,399
			TOTAL MEXICO			1,892,281

MONGOLIA - 0.2%
	$525,000	g	Mongolia Government International Bond	5.625	05/01/23	534,709
			TOTAL MONGOLIA			534,709

NETHERLANDS - 1.1%
EUR	1,075,000	g	Netherlands Government International Bond	2.000	07/15/24	1,476,624
	925,000	g	Netherlands Government International Bond	2.500	01/15/33	1,384,612
			TOTAL NETHERLANDS			2,861,236

NEW ZEALAND - 0.2%
NZD	525,000		New Zealand Government International Bond	4.500	04/15/27	435,881
			TOTAL NEW ZEALAND			435,881

NIGERIA - 0.3%
	$725,000	g	Nigeria Government International Bond	6.500	11/28/27	753,045
			TOTAL NIGERIA			753,045

NORWAY - 1.0%
	500,000	g	Kommunalbanken AS.	2.500	01/11/23	494,191
NOK	17,670,000	g	Norway Government International Bond	1.500	02/19/26	2,253,636
			TOTAL NORWAY			2,747,827

PAKISTAN - 0.4%
	$1,000,000	g	Pakistan Government International Bond	6.875	12/05/27	1,006,737
			TOTAL PAKISTAN			1,006,737

PERU - 1.1%
PEN	3,300,000	g	Peru Government International Bond	6.150	08/12/32	1,137,944
	4,480,000	g	Peruvian Government International Bond	8.200	08/12/26	1,766,875
			TOTAL PERU			2,904,819

POLAND - 1.4%
PLN	8,165,000		Poland Government International Bond	4.000	10/25/23	2,577,940
	4,000,000		Republic of Poland Government Bond	3.250	07/25/25	1,198,667
			TOTAL POLAND			3,776,607

RUSSIA - 0.6%
RUB	87,000,000		Russian Federal Bond - Federal Loan Obligation	7.000	01/25/23	1,560,373
			TOTAL RUSSIA			1,560,373
354

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

SAUDI ARABIA - 0.4%
	$1,225,000	g	Saudi Government International Bond	2.875%	03/04/23	$1,197,598
			TOTAL SAUDI ARABIA			1,197,598

SENEGAL - 0.3%
	800,000	g	Senegal Government International Bond	6.250	05/23/33	835,861
			TOTAL SENEGAL			835,861

SINGAPORE - 1.2%
SGD	4,250,000		Singapore Government Bond	1.750	04/01/22	3,240,983
			TOTAL SINGAPORE			3,240,983

SLOVENIA - 0.5%
EUR	1,000,000	z	Slovenia Government Bond	1.000	03/06/28	1,221,336
			TOTAL SLOVENIA			1,221,336

SOUTH AFRICA - 1.3%
ZAR	16,950,000		South Africa Government International Bond	10.500	12/21/26	1,611,172
	16,500,000		South Africa Government International Bond	7.000	02/28/31	1,174,301
	7,800,000		South Africa Government International Bond	8.750	01/31/44	605,294
			TOTAL SOUTH AFRICA			3,390,767

SPAIN - 4.7%
EUR	1,200,000		Spain Government Bond	0.450	10/31/22	1,493,313
	2,210,000		Spain Government International Bond	0.400	04/30/22	2,757,187
	3,600,000	g	Spain Government International Bond	2.750	10/31/24	5,029,756
	2,425,000	g	Spain Government International Bond	2.350	07/30/33	3,143,590
			TOTAL SPAIN			12,423,846

SUPRANATIONAL - 2.7%
INR	176,300,000		Asian Development Bank	6.200	10/06/26	2,697,491
IDR	11,300,000,000	g	European Investment Bank	7.200	07/09/19	862,745
NZD	850,000		Inter-American Development Bank	3.500	05/15/21	641,160
AUD	1,150,000		Inter-American Development Bank	4.750	08/27/24	1,021,501
	2,000,000		International Bank for Reconstruction & Development	2.800	01/12/22	1,621,777
NZD	500,000		International Bank for Reconstruction & Development	3.375	01/25/22	375,258
			TOTAL SUPRANATIONAL			7,219,932

SWEDEN - 0.4%
SEK	7,805,000		Sweden Government International Bond	2.250	06/01/32	1,118,269
			TOTAL SWEDEN			1,118,269
355

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

THAILAND - 0.8%
THB	69,000,000		Thailand Government International Bond	1.875%	06/17/22	$2,214,512
			TOTAL THAILAND			2,214,512

TURKEY - 0.2%
	$500,000	g	Export Credit Bank of Turkey	5.375	10/24/23	505,568
			TOTAL TURKEY			505,568

UNITED KINGDOM - 6.4%
GBP	1,250,000		United Kingdom Gilt	1.750	07/22/19	1,803,551
	2,960,000		United Kingdom Gilt	1.500	01/22/21	4,286,671
	1,600,000		United Kingdom Gilt	0.500	07/22/22	2,223,362
	1,230,000		United Kingdom Gilt	4.750	12/07/30	2,367,154
	1,175,000		United Kingdom Gilt	4.250	03/07/36	2,282,650
	3,205,000		United Kingdom Gilt	1.500	07/22/47	4,116,216
			TOTAL UNITED KINGDOM			17,079,604

URUGUAY - 0.8%
UYU	20,760,000	g	Uruguay Government International Bond	9.875	06/20/22	758,102
	43,000,000	g	Uruguay Government International Bond	8.500	03/15/28	1,470,321
			TOTAL URUGUAY			2,228,423

			TOTAL GOVERNMENT BONDS			185,645,241
			(Cost $177,346,359)

			TOTAL BONDS			251,469,646
			(Cost $238,349,651)

SHORT-TERM INVESTMENTS - 1.4%

EGYPT - 0.6%
EGP	28,200,000	j	Egypt Treasury Bills	0.000	08/21/18	1,456,981
			TOTAL EGYPT			1,456,981

NIGERIA - 0.8%
NGN	550,000,000	j	Nigeria Treasury Bill	0.000	08/02/18	1,421,773
	320,000,000	j	Nigeria Treasury Bill	0.000	11/01/18	795,399
			TOTAL NIGERIA			2,217,172

			TOTAL SHORT-TERM INVESTMENTS			3,674,153
			(Cost $3,593,962)
356

TIAA-CREF FUNDS - International Bond Fund

VALUE

TOTAL INVESTMENTS - 97.7%	$260,340,889
(Cost $247,153,656)
OTHER ASSETS & LIABILITIES, NET - 2.3%	6,123,175
NET ASSETS - 100.0%	$266,464,064

Abbreviation(s):
	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	EGP	Egyptian Pound
	EUR	Euro
	EURIBOR	Euro Interbank Offered Rate
	GBP	Pound Sterling
	IDR	Indonesian Rupiah
	ILS	Israeli New Shekel
	INR	Indian Rupee
	JPY	Japanese Yen
	KRW	South Korean Won
	LIBOR	London Interbank Offered Rate
	M	Month
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NGN	Nigeria Naira
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PEN	Peruvian Nuevo Sol
	PLN	Polish Zloty
	RUB	Russian Ruble
	SEK	Swedish Krone
	SGD	Singapore Dollar
	THB	Thai Baht
	UYU	Uruguayan Peso
	ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2018, the aggregate value of these securities amounted to $64,715,039 or 24.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund (see Note 1).

357

TIAA-CREF FUNDS - International Bond Fund

Forward foreign currency contracts outstanding as of January 31, 2018 were as follows (see Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$590,643	EUR	475,000	Bank of America	2/28/2018	$(134)
	$92,834,998	EUR	75,044,317	Bank of America	2/28/2018	(500,598)
	$4,786,500	KRW	5,100,446,817	Bank of America	2/28/2018	15,045
	$2,293,497	NOK	17,697,693	Bank of America	2/28/2018	(4,150)
	$2,116,264	PLN	7,103,570	Bank of America	2/28/2018	(7,520)
	$1,633,541	SGD	2,141,849	Bank of America	2/28/2018	(137)
EUR	500,000		$621,190	Bank of America	2/14/2018	110
	$1,726,432	ZAR	20,757,801	Bank of America	2/28/2018	(18,447)
Total						$(515,831)
	$5,697,400	AUD	7,044,185	Citibank	2/28/2018	$21,901
	$5,685,932	CAD	7,013,994	Citibank	2/28/2018	(18,358)
	$2,843,738	EUR	2,281,068	Citibank	2/28/2018	6,683
	$21,036,880	GBP	14,956,501	Citibank	2/28/2018	(220,936)
	$729,510	NZD	994,983	Citibank	2/28/2018	(3,484)
	$1,136,255	SEK	8,961,141	Citibank	2/28/2018	(3,032)
Total						$(217,226)
	$34,754,199	JPY	3,785,056,552	Morgan Stanley	2/28/2018	$31,251
Total						$31,251
	$1,197,446	GBP	842,063	Toronto Dominion Bank	2/28/2018	$614
	$1,109,223	THB	34,877,302	Toronto Dominion Bank	2/28/2018	(5,050)
Total						$(4,436)
Total						$(706,242)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krone
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
358

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2018

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$185,645,241	69.7%
FINANCIALS	21,163,296	7.9
CONSUMER DISCRETIONARY	9,814,285	3.7
UTILITIES	6,835,447	2.6
ENERGY	6,715,510	2.5
MATERIALS	5,890,672	2.2
INDUSTRIALS	5,196,973	2.0
TELECOMMUNICATION SERVICES	4,625,577	1.7
INFORMATION TECHNOLOGY	3,989,670	1.5
HEALTH CARE	3,651,290	1.4
CONSUMER STAPLES	1,693,227	0.6
REAL ESTATE	1,445,548	0.5
SHORT-TERM INVESTMENTS	3,674,153	1.4
OTHER ASSETS & LIABILITIES, NET	6,123,175	2.3

NET ASSETS	$266,464,064	100.0%

359

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, International Small-Cap Equity Fund, Social Choice International Equity Fund, Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, International Equity Index Fund, Emerging Markets Debt Fund and the International Bond Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Basis for Consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund Offshore Limited (“Subsidiary”), a wholly owned subsidiary of the International Bond Fund organized under the laws of the Cayman Islands. The Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed-income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the Commission pursuant to Regulation S under the Securities Act of 1933.The Subsidiary is advised by Advisors and has the same investment objective as the Fund, but unlike the Fund, it may invest in Regulation S securities without limitation. As of January 31, 2018, the net assets of the Subsidiary were $15,884,898 representing 6% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated.

Select financial information related to the Subsidiary is as follows:

Total market value of investments	$15,754,451
Net assets	$15,884,898
Net change in unrealized appreciation (depreciation)	$675,114

New accounting pronouncement: In March 2017, FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. The Emerging Markets Debt Fund and the International Bond Fund early adopted this accounting pronouncement for this quarterly report. The adoption did not have a material impact on the Funds’ notes disclosures.

360

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments. As of January 31, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

361

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended January 31, 2018, there were no material transfers between levels by the Funds.

As of January 31, 2018, 100% of the value of investments in the International Bond Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of January 31, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Growth Index
Equity investments*	$2,829,541,921	$—	$—	$2,829,541,921
Short-term investments	24,201,881	11,500,000	—	35,701,881
Total	$2,853,743,802	$11,500,000	$—	$2,865,243,802
Enhanced Large-Cap Value Index
Equity investments*	$2,631,656,009	$—	$—	$2,631,656,009
Short-term investments	19,698,909	3,550,000	—	23,248,909
Total	$2,651,354,918	$3,550,000	$—	$2,654,904,918
Growth & Income
Equity investments:
Consumer discretionary	$818,328,460	$91,119,446	$—	$909,447,906
Consumer staples	632,137,885	48,981,975	—	681,119,860
Financials	825,923,618	56,457,032	—	882,380,650
Health care	968,029,108	73,601,818	—	1,041,630,926
Industrials	803,567,239	45,146,627	—	848,713,866
Information technology	1,884,088,026	36,374,462	—	1,920,462,488
All other equity investments*	900,860,940	—	—	900,860,940
Short-term investments	33,315,368	31,185,863	—	64,501,231
Purchased options	549,846	—	—	549,846
Written options**	(10,758,925)	—	—	(10,758,925)
Total	$6,856,041,565	$382,867,223	$—	$7,238,908,788
Large-Cap Growth
Equity investments:
Consumer discretionary	$949,613,283	$53,454,331	$—	$1,003,067,614
Health care	643,538,258	72,356,116	—	715,894,374
Information technology	2,606,036,657	52,349,510	—	2,658,386,167
All other equity investments*	939,744,306	—	—	939,744,306
Short-term investments	66,070,062	55,092,944	—	121,163,006
Written options**	(6,848)	—	—	(6,848)
Total	$5,204,995,718	$233,252,901	$—	$5,438,248,619
Large-Cap Value
Equity investments:
Consumer discretionary	$631,942,606	$72,518,475	$—	$704,461,081
Energy	879,138,948	16,325,774	—	895,464,722
Financials	1,853,978,526	35,145,965	—	1,889,124,491
Industrials	555,906,319	21,188,758	7,267	577,102,344
Information technology	879,220,453	33,562,335	—	912,782,788
Materials	471,321,943	75,009,117	—	546,331,060
All other equity investments*	1,922,435,078	—	—	1,922,435,078
Short-term investments	124,351,357	—	—	124,351,357
Total	$7,318,295,230	$253,750,424	$7,267	$7,572,052,921
362

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Mid-Cap Growth
Equity investments*	$1,663,388,727	$—	$—	$1,663,388,727
Short-term investments	44,425,977	16,200,000	—	60,625,977
Purchased options	332,900	—	—	332,900
Written options**	(1,575,050)	—	—	(1,575,050)
Total	$1,706,572,554	$16,200,000	$—	$1,722,772,554
Mid-Cap Value
Equity investments:
Consumer discretionary	$390,707,915	$9,654,994	$—	$400,362,909
Health care	309,410,752	26,950,139	—	336,360,891
Information technology	317,722,084	5,764,689	—	323,486,773
Materials	294,307,179	14,974,551	—	309,281,730
All other equity investments*	3,031,860,671	—	—	3,031,860,671
Short-term investments	37,684,278	4,019,525	—	41,703,803
Total	$4,381,692,879	$61,363,898	$—	$4,443,056,777
Small-Cap Equity
Equity investments*	$3,887,940,896	$—	$—	$3,887,940,896
Short-term investments	64,303,819	8,400,000	—	72,703,819
Futures contracts**	64,340	—	—	64,340
Total	$3,952,309,055	$8,400,000	$—	$3,960,709,055
Small/Mid-Cap Equity
Equity investments*	$726,160,474	$—	$—	$726,160,474
Short-term investments	4,279,136	350,000	—	4,629,136
Total	$730,439,610	$350,000	$—	$730,789,610
Social Choice Equity
Equity investments:
Financials	$522,824,017	$7,563	$—	$522,831,580
All other equity investments*	2,732,766,535	—	—	2,732,766,535
Short-term investments	44,051,714	59,432,997	—	103,484,711
Futures contracts**	(195,827)	—	—	(195,827)
Total	$3,299,446,439	$59,440,560	$—	$3,358,886,999
Social Choice Low Carbon Equity
Equity investments:
Financials	$17,634,982	$294	$—	$17,635,276
All other equity investments*	89,377,654	—	—	89,377,654
Short-term investments	—	1,050,000	—	1,050,000
Futures contracts**	(2,737)	—	—	(2,737)
Total	$107,009,899	$1,050,294	$—	$108,060,193
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$83,086,324	$—	$83,086,324
Asia	182,082,776	623,613,640	12,300	805,708,716
Europe	—	136,988,598	—	136,988,598
Latin America	115,956,073	164,540,025	—	280,496,098
North America	27,411,851	—	—	27,411,851
All other equity investments*	28,100,177	160,570,681	3,357	188,674,215
Corporate bonds	—	—	53	53
Equity-linked notes	—	20,534,457	—	20,534,457
Short-term investments	20,671,783	19,800,000	—	40,471,783
Purchased options	6,152,500	—	—	6,152,500
Written options**	(140,000)	—	—	(140,000)
Total	$380,235,160	$1,209,133,725	$15,710	$1,589,384,595
363

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Enhanced International Equity Index
Equity investments:
Asia	$—	$553,081,097	$—	$553,081,097
Australasia	—	143,449,355	—	143,449,355
Europe	49,398,556	1,089,679,343	—	1,139,077,899
All other equity investments*	19,499,084	161,097,202	—	180,596,286
Short-term investments	27,618,816	1,350,000	—	28,968,816
Total	$96,516,456	$1,948,656,997	$—	$2,045,173,453
Global Natural Resources
Equity investments:
Africa/Middle East	$—	$1,238,054	$—	$1,238,054
Australasia	—	3,155,947	—	3,155,947
Europe	—	8,574,850	—	8,574,850
Latin America	—	1,877,662	—	1,877,662
North America	17,841,261	6,231,227	—	24,072,488
All other equity investments*	586,127	4,018,165	—	4,604,292
Short-term investments	—	2,400,000	—	2,400,000
Total	$18,427,388	$27,495,905	$—	$45,923,293
International Equity
Equity investments:
Asia	$—	$1,384,920,639	$—	$1,384,920,639
Europe	—	3,685,825,019	—	3,685,825,019
Latin America	80,205,301	—	—	80,205,301
North America	—	63,660,880	—	63,660,880
All other equity investments*	81,593,119	198,560,214	—	280,153,333
Short-term investments	4,416,929	32,609,902	—	37,026,831
Total	$166,215,349	$5,365,576,654	$—	$5,531,792,003
International Opportunities
Equity investments:
Asia	$19,502,982	$408,614,193	$18,213	$428,135,388
Australasia	—	40,893,519	—	40,893,519
Europe	—	731,249,409	—	731,249,409
Latin America	—	63,004,984	—	63,004,984
North America	—	137,056,097	—	137,056,097
All other equity investments*	9,547,062	159,922,349	8,703	169,478,114
Short-term investments	115,241,573	53,073,079	—	168,314,652
Total	$144,291,617	$1,593,813,630	$26,916	$1,738,132,163
International Small-Cap Equity
Equity investments:
Asia	$3,515,030	$359,886,079	$—	$363,401,109
Australasia	—	40,591,380	—	40,591,380
Europe	—	336,988,544	—	336,988,544
North America	—	76,189,114	—	76,189,114
All other equity investments*	2,323,300	203,809,448	—	206,132,748
Short-term investments	24,576,787	22,550,000	—	47,126,787
Total	$30,415,117	$1,040,014,565	$—	$1,070,429,682
Social Choice International Equity
Equity investments:
Asia	$—	$15,604,252	$—	$15,604,252
Australasia	—	3,954,142	—	3,954,142
Europe	642,715	30,625,368	—	31,268,083
All other equity investments*	—	6,424,358	—	6,424,358
Short-term investments	128,650	900,000	—	1,028,650
Futures contracts**	(9,161)	—	—	(9,161)
Total	$762,204	$57,508,120	$—	$58,270,324
364

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Consumer discretionary	$2,284,390,556	$1,048	$—	$2,284,391,604
Financials	2,698,767,003	9,340	—	2,698,776,343
Health care	2,399,500,207	276	2,424	2,399,502,907
Industrials	1,934,034,338	—	71,574	1,934,105,912
All other equity investments*	8,441,844,963	—	—	8,441,844,963
Short-term investments	236,944,304	29,886,666	—	266,830,970
Futures contracts**	(188,586)	—	—	(188,586)
Total	$17,995,292,785	$29,897,330	$73,998	$18,025,264,113
Large-Cap Growth Index
Equity investments*	$6,047,897,225	$—	$—	$6,047,897,225
Short-term investments	55,390,126	15,050,000	—	70,440,126
Total	$6,103,287,351	$15,050,000	$—	$6,118,337,351
Large-Cap Value Index
Equity investments*	$6,838,266,834	$—	$—	$6,838,266,834
Short-term investments	26,690,848	13,300,000	—	39,990,848
Total	$6,864,957,682	$13,300,000	$—	$6,878,257,682
S&P 500 Index
Equity investments*	$4,994,557,618	$—	$—	$4,994,557,618
Short-term investments	14,622,852	37,709,826	—	52,332,678
Futures contracts**	(25,988)	—	—	(25,988)
Total	$5,009,154,482	$37,709,826	$—	$5,046,864,308
Small-Cap Blend Index
Equity investments:
Financials	$444,083,860	$19,323	$—	$444,103,183
Health care	402,007,313	561	10,998	402,018,872
Industrials	379,809,191	—	160,444	379,969,635
All other equity investments*	1,259,390,941	—	—	1,259,390,941
Short-term investments	201,296,932	17,800,000	—	219,096,932
Futures contracts**	(279,877)	—	—	(279,877)
Total	$2,686,308,360	$17,819,884	$171,442	$2,704,299,686
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$185,647,932	$—	$185,647,932
Asia	208,780,736	1,753,286,678	2,851	1,962,070,265
Europe	2,990,677	91,730,441	—	94,721,118
Latin America	—	283,663,444	—	283,663,444
All other equity investments*	64,016,825	223,255,604	600	287,273,029
Short-term investments	20,451,983	3,900,000	—	24,351,983
Total	$296,240,221	$2,541,484,099	$3,451	$2,837,727,771
International Equity Index
Equity investments:
Asia	$6,125,746	$3,482,083,150	$—	$3,488,208,896
Australasia	—	865,757,107	—	865,757,107
Europe	40,461,048	7,442,657,816	—	7,483,118,864
All other equity investments*	69,148,914	777,752,307	—	846,901,221
Short-term investments	159,334,828	83,933,248	—	243,268,076
Futures contracts**	(747,057)	—	—	(747,057)
Total	$274,323,479	$12,652,183,628	$—	$12,926,507,107
365

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Debt
Africa/Middle East	$—	$74,310,858	$809,716	$75,120,574
Asia	—	57,592,854	—	57,592,854
Europe	—	67,457,326	352,872	67,810,198
Latin America	—	167,075,456	7,759,171	174,834,627
All other debt investments*	—	3,580,959	—	3,580,959
Short-term investments	—	22,660,471	—	22,660,471
Forward foreign currency contracts**	—	(31,700)	—	(31,700)
Total	$—	$392,646,224	$8,921,759	$401,567,983

*	For detailed categories, see the accompanying Schedules of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of Schedules of investments.

The following table is a reconciliation of the Emerging Markets Debt Fund’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of October 31, 2017	$7,485,491
Purchases	4,172,802
Sales	(2,355,963)
Gains (losses)	(379,352)
Change in unrealized appreciation (depreciation)	763,781
Transfers out of Level 3	(765,000)
Transfers into Level 3	—
Balance as of January 31, 2018	$8,921,759

The following table summarized the significant unobservable inputs used to value Level 3 investments in the Emerging Markets Debt Fund as of January 31, 2018:

Investments	Fair value as of January 31, 2018	Valuation technique	Unobservable input	Range (weighted average)
Corporate bonds	$1,500,663	Recent market transaction	Discount	57.4%-76.3% (67.6%)
Government bonds	3,354,114	Recent market transaction	†
Government bonds	2,161,610	Single broker quote	*
Government bonds	1,905,372	Recent market transaction	Discount	32.1%-73.0% (65.4%)
Total	$8,921,759

*	Single broker quote.
†	Recent market transaction refers to the most recent known market transaction.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of January 31, 2018 are disclosed in the schedules of investments.

366

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values. The purchased and written options outstanding as of January 31, 2018 are disclosed in the schedules of investments.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Funds realize gains and losses at the time the forward is closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward contracts outstanding as of January 31, 2018 are disclosed in the schedules of investments.

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. Certain Funds may invest in total return swap contracts to gain or hedge exposure to the underlying reference assets. The total return swap contracts outstanding as of January 31, 2018 are disclosed in the schedules of investments.

367

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

					Change in unrealized
	Value at	Purchase	Sales	Realized	appreciation	Dividend	Shares at	Value at
Issue	October 31, 2017	cost	proceeds	gain (loss)	(depreciation)	income	January 31, 2018	January 31, 2018
Emerging Markets Equity Fund
Arcos Dorados Holdings, Inc*	$66,221,070	$1,469,483	$—	$—	$1,754,181	$—	6,775,096	$69,444,734

* Non-income producing

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedule of investments. As of January 31, 2018, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

368

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Net unrealized appreciation (depreciation): At January 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Enhanced Large-Cap Growth Index	$1,865,664,713	$1,004,399,905	$(4,820,816)	$999,579,089
Enhanced Large-Cap Value Index	2,063,705,164	605,955,022	(14,755,268)	591,199,754
Growth & Income	4,729,107,786	2,546,046,014	(25,486,087)	2,520,559,927
Large-Cap Growth	3,267,624,978	2,174,904,693	(4,274,204)	2,170,630,489
Large-Cap Value	5,883,945,988	1,887,682,683	(199,575,750)	1,688,106,933
Mid-Cap Growth	1,304,961,857	429,058,897	(9,673,150)	419,385,747
Mid-Cap Value	2,993,490,653	1,531,617,183	(82,051,059)	1,449,566,124
Small-Cap Equity	3,191,751,113	844,844,271	(75,950,669)	768,893,602
Small/Mid-Cap Equity	605,414,184	141,914,712	(16,539,286)	125,375,426
Social Choice Equity	2,130,577,669	1,288,601,165	(60,096,008)	1,228,505,157
Social Choice Low Carbon Equity	86,734,596	22,686,234	(1,357,900)	21,328,334
Emerging Markets Equity	1,277,188,871	336,507,186	(24,171,462)	312,335,724
Enhanced International Equity Index	1,671,639,186	377,684,932	(4,150,665)	373,534,267
Global Natural Resources	38,463,351	7,914,702	(454,760)	7,459,942
International Equity	4,422,005,321	1,114,333,806	(4,547,124)	1,109,786,682
International Opportunities	1,210,827,525	558,472,377	(31,167,739)	527,304,638
International Small-Cap Equity	897,405,081	184,686,063	(11,661,462)	173,024,601
Social Choice International Equity	50,301,260	8,989,674	(1,011,449)	7,978,225
Equity Index	10,711,324,378	7,588,915,123	(274,786,802)	7,314,128,321
Large-Cap Growth Index	3,802,998,361	2,336,325,619	(20,986,629)	2,315,338,990
Large-Cap Value Index	5,336,251,189	1,716,888,370	(174,881,877)	1,542,006,493
S&P 500 Index	2,972,377,700	2,140,139,606	(65,627,010)	2,074,512,596
Small-Cap Blend Index	1,911,277,692	934,578,062	(141,276,191)	793,301,871
Emerging Markets Equity Index	2,084,397,014	837,896,157	(84,565,400)	753,330,757
International Equity Index	10,121,551,156	3,140,115,909	(334,412,901)	2,805,703,008
Emerging Markets Debt	391,356,571	16,642,041	(6,398,929)	10,243,112
International Bond	247,153,656	14,932,104	(1,744,871)	13,187,233

Note 6—subsequent event

Effective December 5, 2017, the Board of the Trust approved a Plan of Liquidation for the Global Natural Resources Fund (the “Fund”). The Fund will be liquidated after the close of business on April 13, 2018 (the “Liquidation Date”) and effective as of the close of business of February 9, 2018 (the “Soft Close Date”), the Fund suspended offering its shares to new investors. Investors in the Fund as of the Soft Close Date may continue to reinvest in the Fund, including through reinvestment of dividends and capital gains distributions. If an investor’s account is closed after the Soft Close Date, however, additional investments in the Fund will not be accepted. Effective as of the close of business on March 9, 2018, the Fund closed to new investments by all shareholders (except through reinvested dividends and capital gains distributions). The Fund may deviate from its investment objective and other investment policies as the Fund liquidates its assets in advance of the Liquidation Date. The Fund reserves the right to modify the extent to which sales of shares are limited prior to the Fund's liquidation and all dates herein may change without notice at the discretion of the Trust’s officers. After the close of business on April 13, 2018, the Fund will automatically redeem any remaining shareholder accounts and distribute, as soon as practicable, such redemption proceeds to Fund shareholders of record as of the Liquidation Date. The proceeds of any such redemption will be equal to the NAV of such Fund shares after the Fund has paid for all of its charges, taxes, expenses and liabilities.

369

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: March 12, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: March 12, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: March 12, 2018	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer